UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number   811-05518
                                                 -----------------

                               The RBB Fund, Inc.
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     Edward J. Roach, President & Treasurer
                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
          -------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 302-791-1112
                                                           -------------

                       Date of fiscal year end: August 31
                                               ----------

                    Date of reporting period: August 31, 2006
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


================================================================================

                                   THE BEDFORD
                                      CLASS


                                       OF
                               THE RBB FUND, INC.
                                  MONEY MARKET
                                   PORTFOLIO


                                  ANNUAL REPORT
                                 AUGUST 31, 2006



This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund.

================================================================================

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                                 PRIVACY NOTICE
                                   (UNAUDITED)


The RBB Fund, Inc. MONEY MARKET PORTFOLIO (the "Portfolio") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o    Information about your transactions with the Portfolio.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Portfolio may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Portfolio considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (800) 533-7719.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             FUND EXPENSE EXAMPLES
                                  (UNAUDITED)


As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from March 1, 2006 through August 31, 2006, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees that may be incurred by shareholders of other funds. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                           MONEY MARKET PORTFOLIO - BEDFORD CLASS
                                             --------------------------------------------------------------
                                                BEGINNING              ENDING                 EXPENSES PAID
                                              ACCOUNT VALUE         ACCOUNT VALUE                DURING
                                              MARCH 1, 2006        AUGUST 31, 2006               PERIOD*
                                             --------------       ----------------            -------------
   Actual                                        $1,000.00            $1,017.58                   $4.32
   Hypothetical (5% return before expenses)       1,000.00             1,020.87                    4.34


                                                       MONEY MARKET PORTFOLIO - SANSOM STREET CLASS
                                             --------------------------------------------------------------
                                                BEGINNING              ENDING                 EXPENSES PAID
                                              ACCOUNT VALUE         ACCOUNT VALUE                DURING
                                              MARCH 1, 2006        AUGUST 31, 2006               PERIOD*
                                             --------------       ----------------            -------------
   Actual                                        $1,000.00            $1,019.66                    $1.78
   Hypothetical (5% return before expenses)       1,000.00             1,023.42                     1.79


* Expenses are equal to the Portfolio's annualized expense ratio of 0.85% for the Bedford Class shares and 0.35% for the Sansom Street Class shares, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days
  (184) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Portfolio's ending account value on the first line in each table is based on the actual total return for each class of 1.76% for the Bedford Class shares and 1.97% for the Sansom Street Class shares.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                 AUGUST 31, 2006
                                   (UNAUDITED)

        SECURITY                                 % OF NET
          TYPE                                    ASSETS             VALUE
        --------                                 --------         ------------
Short Term Investments:
   Commercial Paper .........................      68.5%          $113,844,413
   Variable Rate Obligations ................      15.7             25,999,335
   Certificates of Deposit ..................       9.3             15,500,070
   Master Notes .............................       2.5              4,150,000
   Repurchase Agreements ....................       1.3              2,200,000
   Medium Term Notes ........................       1.2              1,997,849
   Municipal Bonds ..........................       1.2              1,945,000
Other Assets In Excess of Liabilities .......       0.3                545,144
                                                  -----           ------------
NET ASSETS ..................................     100.0%          $166,181,811
                                                  =====           ============
Portfolio holdings are subject to change at any time.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2006


                                                         PAR
                                                        (000)        VALUE
                                                       -------    ------------
CERTIFICATES OF DEPOSIT--9.3%
DOMESTIC CERTIFICATES OF DEPOSIT--2.1%
Wells Fargo Bank, N.A.
   4.865%, 01/31/07 .................................  $ 3,500    $  3,500,070
                                                                  ------------

YANKEE DOLLAR CERTIFICATES OF DEPOSIT--7.2%
Banque Nationale de Paris
   (New York Branch)(a)
   4.505%, 10/19/06 .................................    1,900       1,900,000
Mizuho Corporate Bank
   (New York Branch)(a)
   5.455%, 09/2 .....................................    4,650       4,650,000
Royal Bank of Scotland P.L.C.
   (New York Branch)(a)
   4.810%, 01/16/07 .................................    2,950       2,950,000
Societe Generale(New York Branch)(a)
   4.780%, 12/06/06 .................................    2,500       2,500,000
                                                                  ------------
                                                                    12,000,000
                                                                  ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $15,500,070) ...........................               15,500,070
                                                                  ------------
COMMERCIAL PAPER--68.5%
ASSET BACKED SECURITIES--11.1%
Cafco LLC
   5.290%, 10/16/06 .................................    1,150       1,142,396
Crown Point Capital Co.
   5.280%, 10/10/06 .................................    8,000       7,954,240
Cullinan Finance Corp.
   5.400%, 10/19/06 .................................      602         597,665
   5.300%, 11/13/06 .................................    2,813       2,782,768
Sedna Finance, Inc.
   5.280%, 11/30/06 .................................    6,000       5,920,800
                                                                  ------------
                                                                    18,397,869
                                                                  ------------
BANKS--23.1%
Banco Bilbao Vizcaya Argentaria
   Puerto Rico
   5.270%, 10/17/06 .................................    8,000       7,946,129
Bank of America Corp.
   5.280%, 10/24/06 .................................    8,000       7,937,813
Landesbank Baden-Wurttemberg
   (New York Branch)
   5.350%, 09/19/06..................................   12,000      11,967,900
Norddeutsche Landesbank
   5.280%, 09/20/06 .................................    8,000       7,977,707


                                                         PAR
                                                        (000)        VALUE
                                                       -------    ------------
COMMERCIAL PAPER--(CONTINUED)
BANKS--(CONTINUED)
Nordea North America, Inc.
   5.380%, 09/05/06 .................................  $ 1,100    $  1,099,343
   5.380%, 09/06/06 .................................    1,500       1,498,879
                                                                  ------------
                                                                    38,427,771
                                                                  ------------
CHEMICALS & ALLIED PRODUCTS--4.8%
BASF AG
   5.260%, 10/10/06 .................................    8,000       7,954,413
                                                                  ------------
FINANCE SERVICES--15.7%
CIT Group, Inc.
   5.270%, 12/04/06 .................................    8,300       8,185,788
ING (US) Funding LLC
   5.310%, 09/18/06 .................................   10,000       9,974,925
UBS Finance Delaware LLC
   5.275%, 10/24/06 .................................    8,000       7,937,872
                                                                  ------------
                                                                    26,098,585
                                                                  ------------
INSURANCE--3.5%
Irish Life & Permanent
   5.275%, 12/11/06 .................................    6,000       5,911,204
                                                                  ------------
SECURITY BROKERS & DEALERS--5.2%
Bear Stearns Co.
   5.360%, 11/02/06 .................................    8,720      8,639,505
                                                                  ------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--5.1%
General Electric Capital Corp.
   5.290%, 11/08/06 .................................    8,500       8,415,066
                                                                  ------------
     TOTAL COMMERCIAL PAPER
       (Cost $113,844,413) ..........................              113,844,413
                                                                  ------------
MUNICIPAL BONDS--1.2%
PENNSYLVANIA--1.2%
Franklin County IDR (Manufacturers
   & Traders LOC)
   5.370%, 09/01/06 .................................    1,945       1,945,000
                                                                  ------------
     TOTAL MUNICIPAL BONDS
       (Cost $1,945,000) ............................                1,945,000
                                                                  ------------
VARIABLE RATE OBLIGATIONS--15.7%
ASSET BACKED SECURITIES--3.0%
Cullinan Finance Corp.(b)
   5.284%, 09/25/06 .................................    4,000       3,999,335


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      STATEMENT OF NET ASSETS (CONCLUDED)
                                AUGUST 31, 2006


                                                         PAR
                                                        (000)        VALUE
                                                       -------    ------------
VARIABLE RATE OBLIGATIONS--(CONTINUED)
ASSET BACKED SECURITIES--(CONTINUED)
Racers Trust 2004(b)(c)
   5.346%, 09/22/06 .................................  $ 1,000    $  1,000,000
                                                                  ------------
                                                                     4,999,335
                                                                  ------------
BANKS--6.1%
HBOS Treasury Services P.L.C.(b)
   5.530%, 09/25/06 .................................    8,000       8,000,000
Westpac Banking Corp. New York(b)
   5.340%, 09/11/06 .................................    2,000       2,000,000
                                                                  ------------
                                                                    10,000,000
                                                                  ------------
LIFE INSURANCE--3.0%
MetLife Global Funding, Inc.(b)(c)
   5.428%, 09/28/06 .................................    5,000       5,000,000
                                                                  ------------
SECURITY BROKERS & DEALERS--3.6%
Merrill Lynch & Company, Inc.(b)
   5.365%, 11/29/06 .................................    6,000       6,000,000
                                                                  ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $25,999,335) ...........................               25,999,335
                                                                  ------------
MEDIUM TERM NOTES--1.2%
Toyota Motor Credit Corp.
   3.854%, 11/02/06 .................................    2,000       1,997,849
                                                                  ------------
     TOTAL MEDIUM TERM NOTES
       (Cost $1,997,849) ............................                1,997,849
                                                                  ------------
MASTER NOTES--2.5%
Morgan Stanley Mortgage Capital, Inc.
   5.483%, 09/01/06 .................................    4,150       4,150,000
                                                                  ------------
     TOTAL MASTER NOTES
       (Cost $4,150,000) ............................                4,150,000
                                                                  ------------
REPURCHASE AGREEMENTS--1.3%
Morgan Stanley & Co., Inc.
   (Tri-Party Agreement dated
   8/31/06 to be repurchased at
   $2,200,320 collateralized by
   $3,829,000 U.S. Treasury STRIPS,
   due 8/15/17, Market Value of
   collateral is $2,255,396)
   5.230%, 09/01/06 .................................    2,200       2,200,000
                                                                  ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $2,200,000) ............................                2,200,000
                                                                  ------------

                                                         PAR
                                                        (000)        VALUE
                                                       -------    ------------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $165,636,667*) .............................             $165,636,667
                                                                  ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% .............................                  545,144
                                                                  ------------
NET ASSETS (APPLICABLE TO
   150,663,569 BEDFORD SHARES
   AND 15,523,020 SANSOM
   STREET SHARES)--100.0% ...........................             $166,181,811
                                                                  ============
NET ASSET VALUE, Offering and
   Redemption Price Per Bedford Share
   ($150,657,352 / 150,663,569) .....................                    $1.00
                                                                         =====
NET ASSET VALUE, Offering and
   Redemption Price Per Sansom Street Share
   ($15,524,459 / 15,523,020) .......................                    $1.00
                                                                         =====


* Aggregate cost is the same for financial reporting and Federal tax purposes.

(a) Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.

(b) Variable Rate Obligations -- The interest rate shown is the rate as of August 31, 2006 and the maturity date shown is the next interest rate readjustment date or the maturity date.

(c)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration, normally to qualified institutional investors.

INVESTMENT ABBREVIATIONS

IDR    Industrial Development Revenue
LOC    Letter of Credit

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2006



Investment Income
   Interest ......................................................................................           $10,856,534
                                                                                                             -----------
Expenses
   Investment advisory and administration fees ...................................................             1,056,868
   Distribution and service fees .................................................................               918,203
   Printing and shareholder reporting fees .......................................................                76,271
   Professional fees .............................................................................                65,391
   Custodian fees ................................................................................                65,327
   Registration and filing fees ..................................................................                49,436
   Transfer agent fees ...........................................................................                40,855
   Directors' and officers' fees .................................................................                37,179
   Regulatory administration fees ................................................................                34,826
   Insurance fees ................................................................................                14,700
   Miscellaneous .................................................................................               104,875
   Service organization fees .....................................................................                 1,945
                                                                                                             -----------
        Total expenses ...........................................................................             2,465,876
   Less fees waived ..............................................................................              (963,194)
   Less fees paid by affiliate (Note 2) ..........................................................              (100,000)
                                                                                                             -----------
        Net total expenses .......................................................................             1,402,682
                                                                                                             -----------
Net investment income ............................................................................             9,453,852
                                                                                                             -----------
Realized loss on investments .....................................................................                (1,104)
                                                                                                             -----------
Net increase in net assets resulting from operations .............................................           $ 9,452,748
                                                                                                             ===========

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                             FOR THE            FOR THE
                                                                                           YEAR ENDED         YEAR ENDED
                                                                                         AUGUST 31, 2006    AUGUST 31, 2005
                                                                                        ----------------   ----------------

Increase (decrease) in net assets:
Operations:
  Net investment income ........................................................          $  9,453,852       $ 4,297,524
  Net loss on investments ......................................................                (1,104)           (1,655)
                                                                                          ------------       -----------
  Net increase in net assets resulting from operations .........................             9,452,748         4,295,869
                                                                                          ------------       -----------
Dividends to shareholders from
  Net Investment Income:
    Bedford shares .............................................................            (5,087,205)       (1,591,534)
    Sansom Street shares .......................................................            (4,366,647)       (2,705,990)
                                                                                          ------------       -----------
    Total dividends to shareholders ............................................            (9,453,852)       (4,297,524)
                                                                                          ------------       -----------
Net capital share transactions (See Note 3) ....................................           (30,616,253)      (16,571,764)
                                                                                          ------------       -----------
Total decrease in net assets ...................................................           (30,617,357)      (16,573,419)
Net Assets:
  Beginning of year ............................................................           196,799,168       213,372,587
                                                                                          ------------       -----------
  End of year ..................................................................          $166,181,811      $196,799,168
                                                                                          ============      ============



                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                             THE BEDFORD CLASS
                                                   -------------------------------------------------------------------------
                                                      FOR THE        FOR THE        FOR THE         FOR THE       FOR THE
                                                       YEAR           YEAR           YEAR            YEAR          YEAR
                                                       ENDED          ENDED          ENDED           ENDED         ENDED
                                                     AUGUST 31,     AUGUST 31,     AUGUST 31,      AUGUST 31,     AUGUST 31,
                                                       2006           2005           2004            2003           2002
                                                   -------------------------------------------------------------------------
Net asset value, beginning of year ...........       $   1.00       $   1.00       $   1.00        $   1.00       $  1.00
                                                     --------       --------       --------        --------       --------
Income from investment operations:
   Net investment income .....................         0.0388         0.0162         0.0025          0.0046         0.0157
   Net gains (losses) on securities ..........             --(b)          --(b)           --(b)      0.0005             --
                                                     --------       --------       --------        --------       --------
     Total net income from investment
        operations ...........................         0.0388         0.0162         0.0025          0.0051         0.0157
                                                     --------       --------       --------        --------       --------
Less dividends and distributions:
   Dividends (from net investment income) ....        (0.0388)       (0.0162)       (0.0025)        (0.0046)       (0.0157)
   Distributions (from capital gains) ........             --             --             --         (0.0005)            --
                                                     --------       --------       --------        --------       --------
     Total dividends and distributions .......        (0.0388)       (0.0162)       (0.0025)        (0.0051)       (0.0157)
                                                     --------       --------       --------        --------       --------
Net asset value, end of year .................       $   1.00       $   1.00       $   1.00        $   1.00       $   1.00
                                                     ========       ========       ========        ========       ========
     Total Return ............................           3.95%          1.63%          0.25%           0.53%          1.59%

Ratios/Supplemental Data
   Net assets, end of year
     (000's omitted) .........................       $150,657       $109,495       $ 72,001        $ 80,406       $ 52,878
   Ratios of expenses to average
      net assets(a) ..........................           0.85%          0.97%          0.94%           0.98%          1.00%
   Ratios of net investment income
      to average net assets ..................           3.81%          1.68%          0.24%           0.46%          1.75%


(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Bedford Class of the Money Market Portfolio would have been 1.34%, 1.23%, 1.34%, 1.30% and 1.25% for the years ended August 31, 2006, 2005, 2004, 2003 and
     2002, respectively.

(b)  Amount is less than $0.0005 per share.




                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                          THE SANSOM STREET CLASS
                                                   -------------------------------------------------------------------------
                                                      FOR THE        FOR THE        FOR THE         FOR THE       FOR THE
                                                       YEAR           YEAR           YEAR            YEAR          YEAR
                                                       ENDED          ENDED          ENDED           ENDED         ENDED
                                                     AUGUST 31,     AUGUST 31,     AUGUST 31,      AUGUST 31,     AUGUST 31,
                                                       2006           2005           2004            2003           2002
                                                   -------------------------------------------------------------------------
Net asset value, beginning of year ...........       $   1.00       $   1.00       $   1.00        $   1.00       $   1.00
                                                     --------       --------       --------        --------       --------
Income from investment operations:
   Net investment income .....................         0.0434         0.0239         0.0100          0.0114         0.0209
   Net gains (losses) on securities ..........             --(b)          --(b)          --(b)       0.0005             --
                                                     --------       --------       --------        --------       --------
     Total net income from investment
        operations ...........................         0.0434         0.0239         0.0100          0.0119         0.0209
                                                     --------       --------       --------        --------       --------
Less dividends and distributions:
   Dividends (from net investment income) ....        (0.0434)       (0.0239)       (0.0100)        (0.0114)       (0.0209)
   Distributions (from capital gains) ........             --             --             --         (0.0005)            --
                                                     --------       --------       --------        --------       --------
     Total distributions .....................        (0,0434)       (0.0239)       (0.0100)        (0.0119)       (0.0209)
                                                     --------       --------       --------        --------       --------
Net asset value, end of year .................       $   1.00       $   1.00       $   1.00        $   1.00       $   1.00
                                                     ========       ========       ========        ========       ========
     Total Return ............................           4.42%          2.41%          1.00%           1.21%          2.11%

Ratios/Supplemental Data
   Net assets, end of year
     (000's omitted) .........................        $15,525       $ 87,304       $141,372        $198,373       $244,212
   Ratios of expenses to average
      net assets(a) ..........................           0.26%          0.20%          0.20%           0.30%          0.49%
   Ratios of net investment income to
      average net assets .....................           4.25%          2.39%          0.98%           1.14%          2.10%


(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Sansom Street Class of the Money Market Portfolio would have been 0.67%, 0.67%, 0.59%, 0.57% and 0.64% for the years ended August 31, 2006, 2005, 2004,
     2003 and 2002, respectively.

(b)  Amount is less than $0.0005 per share.




                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 2006



1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprise the RBB family of funds.

     RBB has authorized capital of thirty billion shares of common stock of which 26.573 billion shares are currently classified into one hundred and four classes of common stock. The Portfolio has issued shares with a par value of $0.001. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families."

     SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter assumes constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

     SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the RBB family of funds (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All dividends from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to dividends and capital gain subject to distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 2006



1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     OTHER -- In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on claims that may be made against the Portfolio in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory and Administration Agreement, BlackRock Institutional Management Corp. (the "Adviser" or "BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and as administrator for the Portfolio. BIMC and PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., entered into a delegation agreement on behalf of the Portfolio, wherein PFPC has agreed to perform administration and accounting services for an annual fee of 0.10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

                                ANNUAL RATE
             ------------------------------------------------
             0.45% of first $250 million of net assets; 0.40% of next $250 million of net assets; and 0.35% of net assets in excess of $500 million.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 2006


2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for the Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 2006, advisory fees and waivers for the investment portfolio were as follows:

                            GROSS                                     NET
                          ADVISORY                                 ADVISORY
                            FEE                WAIVER                FEE
                      --------------       --------------       --------------
                        $1,056,868            $(896,659)           $160,209

     As of August 31, 2006, the Portfolio owed BIMC $6,181 in advisory fees.

     BIMC may voluntarily waive and/or reimburse a portion of its fees. PFPC may also voluntarily waive a portion of their fees and/or reimburse expenses.

     The Portfolio will not pay BIMC at a later time for any amounts it may waive or any amounts that BIMC has assumed. On behalf of the Portfolio, PFPC paid $100,000 as required by an agreement entered into by the Portfolio, to the Internal Revenue Service.

     For providing regulatory administration services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio in proportion to their net assets of the RBB funds. The Portfolio's portion of this fee for the year ended August 31, 2006 was $34,826.

     PFPC serves as the transfer and dividend disbursing agent for each class. Both PFPC Trust Company and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. For providing transfer agent services, PFPC is entitled to receive fees from the Portfolio. PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 2006, transfer agency fees for each class of shares of the Portfolio were as follows:

                                              TRANSFER AGENCY      BASIS
                                                    FEE           POINTS
                                              ---------------    --------
             Bedford Class                      $ 5,908            0.44
             Sansom Street Class                 34,947            3.40

     PFPC Trust Company provides certain custodial services to the Portfolio. As compensation for such custodial services, PFPC Trust Company is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

                               ANNUAL RATE
             ------------------------------------------------
             0.025% of first $50 million of gross assets; 0.020% of next $50 million of gross assets; 0.015% of gross assets in excess of $100 million.

     The Portfolio, on behalf of each class of shares of the Portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The Portfolio has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 2006




2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to 0.65% on an annualized basis for the Bedford Class and up to 0.05% on an annualized basis for the Sansom Street Class. For the year ended August 31, 2006, distribution fees paid to PFPC Distributors for each class were as follows:

                                                     GROSS                                     NET
                                                 DISTRIBUTION                             DISTRIBUTION
                                                      FEE                WAIVER                FEE
                                                 --------------       --------------     --------------
               Bedford Class                        $866,806            $(36,702)           $830,104
               Sansom Street Class                    51,397             (29,833)             21,564
                                                    --------            --------            --------
               Total Money Market Portfolio         $918,203            $(66,535)           $851,668
                                                    ========            ========            ========

     The Portfolio has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of 0.10% of the daily net asset value of such shares. For the year ended August 31, 2006, service organization fees were $1,945 for the Portfolio.

     As of August 31, 2006, the Portfolio owed PFPC and its affiliates $88,915 for their services.

3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                         BEDFORD CLASS
                                                              -----------------------------------
                                                                  FOR THE             FOR THE
                                                                YEAR ENDED          YEAR ENDED
                                                              AUGUST 31, 2006     AUGUST 31, 2005
                                                              ---------------     --------------
                                                                   VALUE               VALUE
                                                              ---------------     --------------
     Shares sold                                               $ 506,580,146       $ 442,206,980
     Shares issued on reinvestment of dividends                    5,326,071           1,524,066
     Shares repurchased                                         (470,739,390)       (406,236,164)
                                                               -------------       -------------
     Net Increase/(Decrease)                                    $ 41,166,827        $ 37,494,882
                                                               -------------       -------------
     Bedford Shares authorized                                 1,500,000,000       1,500,000,000
                                                               =============       =============


                                                                      SANSOM STREET CLASS
                                                              -----------------------------------
                                                                 FOR THE             FOR THE
                                                                YEAR ENDED          YEAR ENDED
                                                              AUGUST 31, 2006     AUGUST 31, 2005
                                                              ---------------     --------------
                                                                   VALUE               VALUE
                                                              ---------------     --------------
     Shares sold                                              $1,554,920,729      $1,616,798,271
     Shares issued on reinvestment of dividends                      146,903             135,455
     Shares repurchased                                       (1,626,850,712)     (1,671,000,372)
                                                              --------------      --------------
     Net Increase/(Decrease)                                  $  (71,783,080)     $  (54,066,646)
                                                              --------------      --------------
     Sansom Street Shares authorized                           1,500,000,000       1,500,000,000
                                                              ==============      ==============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 2006


4. NET ASSETS

     At August 31, 2006, net assets consisted of the following:


                                                               MONEY MARKET
                                                                PORTFOLIO
                                                              --------------
Paid-in capital                                                 $166,186,589
Accumulated net realized loss on investments                          (4,778)
                                                                ------------
   Total net assets                                             $166,181,811
                                                                ============


5. FEDERAL INCOME TAX INFORMATION

     For federal income tax purposes, realized capital losses may be carried forward and applied against future realized gains. At August 31, 2006, the Portfolio had capital loss carryforwards of $4,504 of which $3,587 will expire on August 31, 2013 and $917 will expire on August 31, 2014 to offset future realized capital gains.

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2006 the Portfolio incurred post-October capital losses of $1,104. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains are reported as ordinary income for federal tax purposes.

     The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                                 ORDINARY          LONG-TERM
                                                  INCOME             GAINS
                                                ----------         ---------
                  2006                          $9,453,852            $ --
                  2005                           4,297,524              --

6. NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Portfolio, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio's financial statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                AUGUST 31, 2006




NOTE 7. SUBSEQUENT EVENT (UNAUDITED)

     On September 29, 2006, Merrill Lynch & Co., Inc. ("Merrill Lynch") contributed its asset management business, Merrill Lynch Investment Managers, to BlackRock, Inc. ("BlackRock"), the parent company of BIMC (the "Transaction"). As a result of the Transaction, Merrill Lynch has a 49.80% economic interest and 45% voting interest in BlackRock and The PNC Financial Services Group, Inc., which held a majority interest in BlackRock prior to the Transaction, has approximately a 34% economic and voting interest in BlackRock. Under the 1940 Act, the Transaction may be considered an assignment of the Fund's Investment Advisory and Administration Agreement with BIMC, resulting in the Agreement's automatic termination. On September 29, 2006, the Company entered into an Interim Investment Advisory and Administration Agreement with BIMC with respect to the Portfolio (the "Interim Advisory Agreement"). The Interim Advisory Agreement will remain in effect for up to 150 days while the Portfolio seeks shareholder approval of a new Investment Advisory and Administration Agreement with BIMC (the "New Advisory Agreement"). As required by the 1940 Act, BIMC's fees under the Interim Advisory Agreement will be placed in an escrow account with the Portfolio's custodian. If the Portfolio's shareholders approve the New Advisory Agreement within 150 days of the date of the Interim Advisory Agreement, such approval will be viewed as implicit approval of the Interim Advisory Agreement by shareholders and BIMC will receive any fees paid in to the escrow account, including interest earned. If shareholders of the Portfolio do not approve the New Advisory Agreement within 150 days of the date of the Interim Advisory Agreement, then BIMC will be paid, out of the escrow account, the lesser of: (i) any costs incurred in performing the Interim Advisory Agreement, plus interest earned on the amount while in escrow; or (ii) the total amount in the escrow account, plus interest earned on the amount while in escrow. The Interim Advisory Agreement and the New Advisory Agreement were approved by the Board of Directors of the Company, including a majority of those Directors who are not "interested persons" of the Company or BIMC, at a meeting held on May 25, 2006. A Special Meeting of Shareholders in connection with the approval of the New Advisory Agreement has been called for October 20, 2006.

     As a result of the automatic termination of the Portfolio's Advisory and Administration Agreement with BIMC, the Delegation Agreement between the Company, BIMC and PFPC also terminated. As of September 29, 2006, the parties entered into an Interim Delegation Agreement. The Interim Delegation Agreement provides that (a) any fees payable to PFPC pursuant to the terms of the Agreement will be paid to PFPC when BIMC is paid its fees under the Interim Advisory Agreement, (b) if shareholders of the Portfolio do not approve the New Advisory Agreement within 150 days of the Interim Delegation Agreement, PFPC shall receive from BIMC the lesser of (i) all costs incurred by PFPC in performing the Interim Delegation Agreement plus interest earned on such amount while in escrow, or (ii) the total amount of the fees payable to PFPC pursuant to the Interim Delegation Agreement plus interest earned on such amount, and (c) the Interim Delegation Agreement will automatically terminate upon termination of the Interim Advisory Agreement. If the Interim Advisory Agreement terminates as a result of shareholder approval of the New Advisory Agreement, the Company, BIMC and PFPC will enter into a new Delegation Agreement. The Interim Delegation Agreement and the new Delegation Agreement were approved by the Company's Board of Directors, including a majority of those Directors who are not interested persons of the Company or BIMC, at a special meeting held on September 25, 2006.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statement of net assets of Money Market Portfolio, a series of The RBB Fund, Inc., (the "Portfolio"), as of August 31, 2006 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Portfolio for the years ended August 31, 2002 and August 31, 2003 were audited by other auditors whose report, dated October 27, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio as of August 31, 2006, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.




DELOITTE & TOUCHE LLP



Philadelphia, Pennsylvania
October 17, 2006

                             ADDITIONAL INFORMATION
                                   (UNAUDITED)



PROXY VOTING

     Policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the number shown below and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

     Bedford                  (800) 888-9723
     Samsom Street            (888) 261-4073


QUARTERLY PORTFOLIO SCHEDULES

     The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

     As required by the 1940 Act, the Company's Board of Directors (the "Board"), including all of the Directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), considered at a meeting of the Board held on May 25, 2006 (the "Meeting"): 1) the renewal of the existing investment advisory and administration agreement between BIMC and the Company (the "Current Advisory Agreement") and the existing sub-advisory agreement between BIMC and PNC Bank, N.A. (the "Sub-Advisory Agreement") on behalf of the Portfolio (the "Portfolio"), and 2) the approval of an interim investment advisory and administration agreement (the "Interim Advisory Agreement") and a new investment advisory and administration agreement (the "New Advisory Agreement"), each between BIMC and the Company on behalf of the Portfolio. The Current Advisory Agreement, the Sub-Advisory Agreement, the Interim Advisory Agreement and the New Advisory Agreement are collectively referred to as the "Advisory Agreements." At the Meeting, the Board approved the continuation of the Current Advisory Agreement and the Sub-Advisory Agreement for an additional one-year term and approved the Interim Advisory Agreement and New Advisory Agreement. The Board approved the Interim Advisory Agreement and the New Advisory Agreement because Merrill Lynch & Co., Inc. proposed to contribute its investment management business, Merrill Lynch Investment Managers, to BlackRock Inc., the parent company of BIMC (the "Transaction"), which may be considered to cause an "assignment" (as defined in the 1940 Act) and termination of the Current Advisory Agreement. The New Advisory Agreement is subject to approval by shareholders of the Portfolio and, if so approved, will continue in effect until August 31, 2007. The Interim Advisory Agreement will be in effect from the closing of the Transaction until shareholder approval of the New Advisory Agreement is obtained. The Interim Advisory Agreement can remain in effect for up to 150 days from the date of the closing of the Transaction while the Portfolio seeks shareholder approval of the New Advisory Agreement. At the Meeting, the Board terminated the Sub-Advisory Agreement as of the effective date of the New Advisory Agreement. The Board's decision to approve the Advisory Agreements reflects the exercise of its business judgment to continue, substantially in its present form, the existing arrangement. In approving the Advisory Agreements, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

                                   (UNAUDITED)



     In considering the renewal of the Current Advisory Agreement and the Sub-Advisory Agreement and the re-approval of the Interim Advisory Agreement and New Advisory Agreement, the Directors took into account all the materials provided prior to and during the meeting, the presentations made during the Meeting, and the discussions during the meeting. The Directors discussed the materials from the Adviser mailed in advance of the meeting that addressed most, if not all, of the factors listed below. The Adviser also made a presentation during the meeting and responded to questions from the Directors. Among other things, the Directors considered (i) the nature, extent, and quality of the Adviser's services provided to the Portfolio; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser's investment philosophies and processes; (iv) the Adviser's assets under management and client descriptions; (v) the Adviser's soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the Adviser's current and proposed advisory fee arrangements with the Company and other similarly managed clients; (vii) the Adviser's compliance procedures;
(viii) the Adviser's financial information, insurance coverage and profitability analysis related to providing advisory services to the Portfolio; (ix) the extent to which economies of scale are relevant to the Portfolio; (x) a report prepared by Lipper, Inc. ("Lipper") comparing the Fund's management fees and total expense ratio to those of its Lipper peer group and comparing the performance of the Fund to that of its Lipper peer group and (xi) a report comparing the performance of the Portfolio to the performance of its benchmark. No one factor was determinative in the Board's consideration of the Advisory Agreements.

     The Directors then met in executive session with counsel to discuss and consider information presented in connection with the continuation of the Current Advisory Agreement and the Sub-Advisory Agreement and the approval of the Interim Advisory Agreement and the New Advisory Agreement as well as the Directors' responsibilities and duties in approving the Advisory Agreements.

     The Directors considered that the Portfolio's contractual management fees for the Bedford class were the same as that of its Lipper peer group median, that the contractual management fees for its Sansom Street class were higher in comparison to that of its Lipper peer group median, and that both Classes' actual management fees were less than that of their respective Lipper peer group median. The Directors noted that the actual management fees paid to BIMC by the Portfolio compare favorably to the fees paid to BIMC for managing assets for other registered investment company clients (after waivers) with investment objectives similar to that of the Portfolio. The Directors noted that the Portfolio's actual total expenses were the same as the Bedford class Lipper peer group median and lower than those of the Sansom Street class Lipper peer group median. The Directors noted the Portfolio's performance with respect to both the Bedford class and the Sansom Street class for each period exceeded the performance of the Lipper performance universe median, except for the 10 year total return of the Portfolio's Bedford class which equaled the total return of its Lipper performance universe median. The Directors then determined that the nature, extent and quality of services provided by BIMC in advising the Portfolio was satisfactory; the losses incurred by BIMC in providing the services were acceptable; and the benefits derived by BIMC from managing the Fund, including the method BIMC uses to select brokers, seemed reasonable. The Directors also discussed economies of scale associated with asset growth and decline of each class of the Portfolio and noted that the breakpoints in the BIMC contractual advisory fee would benefit investors if assets were to increase.

     In addition to the foregoing, in connection with the approval of the Interim Advisory Agreement, the Directors determined that the scope and quality of services to be provided to the Portfolio under the Interim Advisory Agreement will

                       ADDITIONAL INFORMATION (CONCLUDED)
                                   (UNAUDITED)



be at least equivalent to the scope and quality of services provided under the Current Advisory Agreement and that the Interim Advisory Agreement met all of the requirements of Rule 15a-4 under the 1940 Act. Also, in connection with the approval of the New Advisory Agreement, the Directors considered that the services to be provided under the New Advisory Agreement were substantially the same as those provided under the Current Advisory Agreement and concluded that such services were satisfactory; that it was not anticipated that there would be any changes to the BIMC personnel providing services to the Portfolio; and that the New Advisory Agreement would not result in any change to the contractual advisory fees payable to BIMC and that such advisory fees were fair and reasonable.

     Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the advisory fee structure was reasonable and determined that the Current Advisory Agreement and the Sub-Advisory Agreement be continued for another one year period, ending August 16, 2007, and that the Interim Advisory Agreement and New Advisory Agreement be approved.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                                FUND MANAGEMENT
                                  (UNAUDITED)



     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The statement of additional information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (888) 520-3277.



                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                          TERM OF OFFICE        PRINCIPAL OCCUPATION(S)      FUND COMPLEX          OTHER
 NAME, ADDRESS,        POSITION(S) HELD   AND LENGTH OF         DURING PAST 5 YEARS          OVERSEEN BY        DIRECTORSHIPS
 AND DATE OF BIRTH        WITH FUND       TIME SERVED (1)                                      DIRECTOR*     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                   DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky        Director      1988 to present      Since 1969, Director and Vice       17         Director, Comcast
 Comcast Corporation                                         Chairman, Comcast Corporation                  Corporation
 1500 Market Street,                                         (cable television and
 35th Floor                                                  communications); Director,
 Philadelphia, PA 19102                                      NDS Group PLC (provider of
 DOB: 7/16/33                                                systems and applications for
                                                             digital pay TV).
------------------------------------------------------------------------------------------------------------------------------------
 Nicholas A. Giordano     Director      Since 2006           Consultant, financial               17         Kalmar Pooled Investment
 103 Bellevue Parkway                                        services organizations from                    Trust; WT Mutual Fund;
 Wilmington, DE 19809                                        1997 to present.                               Independence Blue Cross;
 DOB: 3/7/43                                                                                                IntriCon Corporation
                                                                                                            (industrial furnaces and
                                                                                                            ovens)
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay         Director      1988 to present      Since 2000, Vice President,         17         None
 Fox Chase Cancer Center                                     Fox Chase Cancer Center
 333 Cottman Avenue                                          (biomedical research and
 Philadelphia, PA 19111                                      medical care).
 DOB: 12/6/35
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale.
1 Subject to the Company's Retirement Policy, each Director, except Messrs. Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          FUND MANAGEMENT (CONTINUED)
                                  (UNAUDITED)



                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                          TERM OF OFFICE        PRINCIPAL OCCUPATION(S)      FUND COMPLEX          OTHER
 NAME, ADDRESS,        POSITION(S) HELD   AND LENGTH OF         DURING PAST 5 YEARS          OVERSEEN BY        DIRECTORSHIPS
 AND DATE OF BIRTH        WITH FUND       TIME SERVED (1)                                      DIRECTOR*     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                   DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman         Director      1991 to present    Director, Gabelli Group             17         None
 106 Pierrepont Street                                       Capital Partners, L.P. (an
 Brooklyn, NY 11201                                          investment partnership) from
 DOB: 5/21/48                                                2000-2006.
------------------------------------------------------------------------------------------------------------------------------------
 Mark A. Sargent            Director      Since 2006         Dean and Professor of Law,          17         Director, WT Mutual Fund
 Villanova University                                        Villanova University School
 School of Law                                               of Law since July 1997.
 299 North Spring
 Mill Road
 Villanova, PA 19085
 DOB: 4/28/51
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg        Director      1991 to present    Since 1974, Chairman,               17         Director, Moyco
 Moyco Technologies, Inc.                                    Director and President, Moyco                  Technologies, Inc.
 200 Commerce Drive                                          Technologies, Inc.
 Montgomeryville, PA 18936                                   (manufacturer of precision
 DOB: 3/24/34                                                coated and industrial
                                                             abrasives). Since 1999,
                                                             Director, Pennsylvania
                                                             Business Bank.
------------------------------------------------------------------------------------------------------------------------------------
 Robert A. Straniere        Director      Since 2006         Member, New York State              17         Director, Reich and Tang
 300 East 57th Street                                        Assembly (1981- 2004);                         Group; Director, The
 New York, NY 10022                                          Founding Partner, Straniere                    Sparx Japan Fund
 DOB: 3/28/41                                                Law Firm (1980 to date);
                                                             Partner, Gotham Strategies
                                                             (consulting firm) (2005 to
                                                             date); Partner, The Gotham
                                                             Global Group (consulting
                                                             firm) (2005 to date);
                                                             President, The New York City
                                                             Hot Dog Company (2005 to
                                                             date); and Director, Weiss,
                                                             Peck & Greer Fund Group
                                                             (1992-2005); Kantor, Davidoff
                                                             (law firm) (2006 to date).
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale.
1 Subject to the Company's Retirement Policy, each Director, except Messrs.
  Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          FUND MANAGEMENT (CONTINUED)
                                  (UNAUDITED)


                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                          TERM OF OFFICE        PRINCIPAL OCCUPATION(S)      FUND COMPLEX          OTHER
 NAME, ADDRESS,        POSITION(S) HELD   AND LENGTH OF         DURING PAST 5 YEARS          OVERSEEN BY        DIRECTORSHIPS
 AND DATE OF BIRTH        WITH FUND       TIME SERVED (1)                                      DIRECTOR*     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED DIRECTORS(2)
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky         Director      1991 to present      Since July 2002, Senior Vice        17         Director, Kensington
 Oppenheimer & Company,                                      President and prior thereto,                   Funds
 Inc.                                                        Executive Vice President of
 200 Park Avenue                                             Oppenheimer & Co., Inc.,
 New York, NY 10166                                          formerly Fahnestock & Co.,
 DOB: 4/16/38                                                Inc. (a registered
                                                             broker-dealer). Since
                                                             November 2004, Director of
                                                             Kensington Funds.
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall       Director      2002 to present      Director of PFPC Inc. from          17         Director, Cornerstone
 103 Bellevue Parkway                                        January 1987 to April 2002,                    Bank
 Wilmington, DE 19809                                        Chairman and Chief Executive
 DOB: 9/25/38                                                Officer of PFPC Inc. until
                                                             April 2002, Executive Vice
                                                             President of PNC Bank,
                                                             National Association from
                                                             October 1981 to April 2002,
                                                             Director of PFPC
                                                             International Ltd. (financial
                                                             services) from August 1993 to
                                                             April 2002, Director of PFPC
                                                             International (Cayman) Ltd.
                                                             (financial services) from
                                                             September 1996 to April 2002;
                                                             Governor of the Investment
                                                             Company Institute (investment
                                                             company industry trade
                                                             organization) from July 1996
                                                             to January 2002; Director of
                                                             Haydon Bolts, Inc. (bolt
                                                             manufacturer) and Parkway
                                                             Real Estate Company
                                                             (subsidiary of Haydon Bolts,
                                                             Inc.) since 1984; and
                                                             Director of Cornerstone Bank
                                                             since March 2004.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale.
 1 Subject to the Company's Retirement Policy, each Director, except Messrs.
   Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.
 2 Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr. Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation, the investment adviser to the Company's Senbanc Fund, Hilliard Lyons Research Advisors, a division of J.J.B. Hilliard, W.L. Lyons, Inc. and the Company's principal underwriter, PFPC Distributors, Inc., are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          FUND MANAGEMENT (CONCLUDED)
                                  (UNAUDITED)



                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                          TERM OF OFFICE        PRINCIPAL OCCUPATION(S)      FUND COMPLEX          OTHER
 NAME, ADDRESS,        POSITION(S) HELD   AND LENGTH OF         DURING PAST 5 YEARS          OVERSEEN BY        DIRECTORSHIPS
 AND DATE OF BIRTH        WITH FUND       TIME SERVED (1)                                      DIRECTOR*     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                         OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach          President     1991 to present and  Certified Public Accountant;        N/A        N/A
 103 Bellevue Parkway     and           1988 to present      Vice Chairman of the Board,
 Wilmington, DE 19809     Treasurer                          Fox Chase Cancer Center;
 DOB: 6/29/24                                                Trustee Emeritus,
                                                             Pennsylvania School for the
                                                             Deaf; Trustee Emeritus,
                                                             Immaculata University;
                                                             Managing General Partner,
                                                             President since 2002,
                                                             Treasurer since 1981 and
                                                             Chief Compliance Officer
                                                             since September 2004 of
                                                             Chestnut Street Exchange
                                                             Fund.
------------------------------------------------------------------------------------------------------------------------------------
 Tina M. Payne            Secretary     2004 to present      Since 2003, Vice President          N/A        N/A
 301 Bellevue Parkway                                        and Associate Counsel, PFPC
 2nd Floor                                                   Inc. (financial services
 Wilmington, DE 19809                                        company); Associate,
 DOB: 5/19/74                                                Stradley, Ronon, Stevens &
                                                             Young, LLC (law firm) from
                                                             2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
 Salvatore Faia, Esquire, Chief         2004 to present      President, Vigilant                 N/A        N/A
 CPA                      Compliance                         Compliance Services since
 Vigilant Compliance      Officer                            2004; Senior Legal Counsel,
 Services                                                    PFPC Inc. from 2002 to 2004;
 186 Dundee Drive,                                           Chief Legal Counsel, Corviant
 Suite 700                                                   Corporation (Investment
 Williamstown, NJ 08094                                      Adviser, Broker-Dealer and
 DOB: 12/25/62                                               Service Provider to
                                                             Investment Advisers and
                                                             Separate Account Providers)
                                                             from 2001 to 2002.
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02866

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

                                                                    ShareBuilder
                                                                  Bedford Shares
                                               of The RBB Money Market Portfolio

--------------------------------------------------------------------------------
                       Managed by BlackRock Institutional Management Corporation




                                                                 SHAREBUILDER(R)






                                                                   ANNUAL REPORT

                                                                 August 31, 2006

                                                            www.sharebuilder.com

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                                 PRIVACY NOTICE
                                   (UNAUDITED)


The RBB Fund, Inc. MONEY MARKET PORTFOLIO (the "Portfolio") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o    Information about your transactions with the Portfolio.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Portfolio may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Portfolio considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (800) 533-7719.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             FUND EXPENSE EXAMPLES
                                  (UNAUDITED)


As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from March 1, 2006 through August 31, 2006, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees that may be incurred by shareholders of other funds. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                           MONEY MARKET PORTFOLIO - BEDFORD CLASS
                                             --------------------------------------------------------------
                                                BEGINNING              ENDING                 EXPENSES PAID
                                              ACCOUNT VALUE         ACCOUNT VALUE                DURING
                                              MARCH 1, 2006        AUGUST 31, 2006               PERIOD*
                                             --------------       ----------------            -------------
   Actual                                        $1,000.00            $1,017.58                   $4.32
   Hypothetical (5% return before expenses)       1,000.00             1,020.87                    4.34


                                                       MONEY MARKET PORTFOLIO - SANSOM STREET CLASS
                                             --------------------------------------------------------------
                                                BEGINNING              ENDING                 EXPENSES PAID
                                              ACCOUNT VALUE         ACCOUNT VALUE                DURING
                                              MARCH 1, 2006        AUGUST 31, 2006               PERIOD*
                                             --------------       ----------------            -------------
   Actual                                        $1,000.00            $1,019.66                    $1.78
   Hypothetical (5% return before expenses)       1,000.00             1,023.42                     1.79


* Expenses are equal to the Portfolio's annualized expense ratio of 0.85% for the Bedford Class shares and 0.35% for the Sansom Street Class shares, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days
  (184) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Portfolio's ending account value on the first line in each table is based on the actual total return for each class of 1.76% for the Bedford Class shares and 1.97% for the Sansom Street Class shares.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                 AUGUST 31, 2006
                                   (UNAUDITED)

        SECURITY                                 % OF NET
          TYPE                                    ASSETS             VALUE
        --------                                 --------         ------------
Short Term Investments:
   Commercial Paper .........................      68.5%          $113,844,413
   Variable Rate Obligations ................      15.7             25,999,335
   Certificates of Deposit ..................       9.3             15,500,070
   Master Notes .............................       2.5              4,150,000
   Repurchase Agreements ....................       1.3              2,200,000
   Medium Term Notes ........................       1.2              1,997,849
   Municipal Bonds ..........................       1.2              1,945,000
Other Assets In Excess of Liabilities .......       0.3                545,144
                                                  -----           ------------
NET ASSETS ..................................     100.0%          $166,181,811
                                                  =====           ============
Portfolio holdings are subject to change at any time.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2006


                                                         PAR
                                                        (000)        VALUE
                                                       -------    ------------
CERTIFICATES OF DEPOSIT--9.3%
DOMESTIC CERTIFICATES OF DEPOSIT--2.1%
Wells Fargo Bank, N.A.
   4.865%, 01/31/07 .................................  $ 3,500    $  3,500,070
                                                                  ------------

YANKEE DOLLAR CERTIFICATES OF DEPOSIT--7.2%
Banque Nationale de Paris
   (New York Branch)(a)
   4.505%, 10/19/06 .................................    1,900       1,900,000
Mizuho Corporate Bank
   (New York Branch)(a)
   5.455%, 09/2 .....................................    4,650       4,650,000
Royal Bank of Scotland P.L.C.
   (New York Branch)(a)
   4.810%, 01/16/07 .................................    2,950       2,950,000
Societe Generale(New York Branch)(a)
   4.780%, 12/06/06 .................................    2,500       2,500,000
                                                                  ------------
                                                                    12,000,000
                                                                  ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $15,500,070) ...........................               15,500,070
                                                                  ------------
COMMERCIAL PAPER--68.5%
ASSET BACKED SECURITIES--11.1%
Cafco LLC
   5.290%, 10/16/06 .................................    1,150       1,142,396
Crown Point Capital Co.
   5.280%, 10/10/06 .................................    8,000       7,954,240
Cullinan Finance Corp.
   5.400%, 10/19/06 .................................      602         597,665
   5.300%, 11/13/06 .................................    2,813       2,782,768
Sedna Finance, Inc.
   5.280%, 11/30/06 .................................    6,000       5,920,800
                                                                  ------------
                                                                    18,397,869
                                                                  ------------
BANKS--23.1%
Banco Bilbao Vizcaya Argentaria
   Puerto Rico
   5.270%, 10/17/06 .................................    8,000       7,946,129
Bank of America Corp.
   5.280%, 10/24/06 .................................    8,000       7,937,813
Landesbank Baden-Wurttemberg
   (New York Branch)
   5.350%, 09/19/06..................................   12,000      11,967,900
Norddeutsche Landesbank
   5.280%, 09/20/06 .................................    8,000       7,977,707


                                                         PAR
                                                        (000)        VALUE
                                                       -------    ------------
COMMERCIAL PAPER--(CONTINUED)
BANKS--(CONTINUED)
Nordea North America, Inc.
   5.380%, 09/05/06 .................................  $ 1,100    $  1,099,343
   5.380%, 09/06/06 .................................    1,500       1,498,879
                                                                  ------------
                                                                    38,427,771
                                                                  ------------
CHEMICALS & ALLIED PRODUCTS--4.8%
BASF AG
   5.260%, 10/10/06 .................................    8,000       7,954,413
                                                                  ------------
FINANCE SERVICES--15.7%
CIT Group, Inc.
   5.270%, 12/04/06 .................................    8,300       8,185,788
ING (US) Funding LLC
   5.310%, 09/18/06 .................................   10,000       9,974,925
UBS Finance Delaware LLC
   5.275%, 10/24/06 .................................    8,000       7,937,872
                                                                  ------------
                                                                    26,098,585
                                                                  ------------
INSURANCE--3.5%
Irish Life & Permanent
   5.275%, 12/11/06 .................................    6,000       5,911,204
                                                                  ------------
SECURITY BROKERS & DEALERS--5.2%
Bear Stearns Co.
   5.360%, 11/02/06 .................................    8,720      8,639,505
                                                                  ------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--5.1%
General Electric Capital Corp.
   5.290%, 11/08/06 .................................    8,500       8,415,066
                                                                  ------------
     TOTAL COMMERCIAL PAPER
       (Cost $113,844,413) ..........................              113,844,413
                                                                  ------------
MUNICIPAL BONDS--1.2%
PENNSYLVANIA--1.2%
Franklin County IDR (Manufacturers
   & Traders LOC)
   5.370%, 09/01/06 .................................    1,945       1,945,000
                                                                  ------------
     TOTAL MUNICIPAL BONDS
       (Cost $1,945,000) ............................                1,945,000
                                                                  ------------
VARIABLE RATE OBLIGATIONS--15.7%
ASSET BACKED SECURITIES--3.0%
Cullinan Finance Corp.(b)
   5.284%, 09/25/06 .................................    4,000       3,999,335


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      STATEMENT OF NET ASSETS (CONCLUDED)
                                AUGUST 31, 2006


                                                         PAR
                                                        (000)        VALUE
                                                       -------    ------------
VARIABLE RATE OBLIGATIONS--(CONTINUED)
ASSET BACKED SECURITIES--(CONTINUED)
Racers Trust 2004(b)(c)
   5.346%, 09/22/06 .................................  $ 1,000    $  1,000,000
                                                                  ------------
                                                                     4,999,335
                                                                  ------------
BANKS--6.1%
HBOS Treasury Services P.L.C.(b)
   5.530%, 09/25/06 .................................    8,000       8,000,000
Westpac Banking Corp. New York(b)
   5.340%, 09/11/06 .................................    2,000       2,000,000
                                                                  ------------
                                                                    10,000,000
                                                                  ------------
LIFE INSURANCE--3.0%
MetLife Global Funding, Inc.(b)(c)
   5.428%, 09/28/06 .................................    5,000       5,000,000
                                                                  ------------
SECURITY BROKERS & DEALERS--3.6%
Merrill Lynch & Company, Inc.(b)
   5.365%, 11/29/06 .................................    6,000       6,000,000
                                                                  ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $25,999,335) ...........................               25,999,335
                                                                  ------------
MEDIUM TERM NOTES--1.2%
Toyota Motor Credit Corp.
   3.854%, 11/02/06 .................................    2,000       1,997,849
                                                                  ------------
     TOTAL MEDIUM TERM NOTES
       (Cost $1,997,849) ............................                1,997,849
                                                                  ------------
MASTER NOTES--2.5%
Morgan Stanley Mortgage Capital, Inc.
   5.483%, 09/01/06 .................................    4,150       4,150,000
                                                                  ------------
     TOTAL MASTER NOTES
       (Cost $4,150,000) ............................                4,150,000
                                                                  ------------
REPURCHASE AGREEMENTS--1.3%
Morgan Stanley & Co., Inc.
   (Tri-Party Agreement dated
   8/31/06 to be repurchased at
   $2,200,320 collateralized by
   $3,829,000 U.S. Treasury STRIPS,
   due 8/15/17, Market Value of
   collateral is $2,255,396)
   5.230%, 09/01/06 .................................    2,200       2,200,000
                                                                  ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $2,200,000) ............................                2,200,000
                                                                  ------------

                                                         PAR
                                                        (000)        VALUE
                                                       -------    ------------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $165,636,667*) .............................             $165,636,667
                                                                  ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% .............................                  545,144
                                                                  ------------
NET ASSETS (APPLICABLE TO
   150,663,569 BEDFORD SHARES
   AND 15,523,020 SANSOM
   STREET SHARES)--100.0% ...........................             $166,181,811
                                                                  ============
NET ASSET VALUE, Offering and
   Redemption Price Per Bedford Share
   ($150,657,352 / 150,663,569) .....................                    $1.00
                                                                         =====
NET ASSET VALUE, Offering and
   Redemption Price Per Sansom Street Share
   ($15,524,459 / 15,523,020) .......................                    $1.00
                                                                         =====


* Aggregate cost is the same for financial reporting and Federal tax purposes.

(a) Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.

(b) Variable Rate Obligations -- The interest rate shown is the rate as of August 31, 2006 and the maturity date shown is the next interest rate readjustment date or the maturity date.

(c)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration, normally to qualified institutional investors.

INVESTMENT ABBREVIATIONS

IDR    Industrial Development Revenue
LOC    Letter of Credit

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2006



Investment Income
   Interest ......................................................................................           $10,856,534
                                                                                                             -----------
Expenses
   Investment advisory and administration fees ...................................................             1,056,868
   Distribution and service fees .................................................................               918,203
   Printing and shareholder reporting fees .......................................................                76,271
   Professional fees .............................................................................                65,391
   Custodian fees ................................................................................                65,327
   Registration and filing fees ..................................................................                49,436
   Transfer agent fees ...........................................................................                40,855
   Directors' and officers' fees .................................................................                37,179
   Regulatory administration fees ................................................................                34,826
   Insurance fees ................................................................................                14,700
   Miscellaneous .................................................................................               104,875
   Service organization fees .....................................................................                 1,945
                                                                                                             -----------
        Total expenses ...........................................................................             2,465,876
   Less fees waived ..............................................................................              (963,194)
   Less fees paid by affiliate (Note 2) ..........................................................              (100,000)
                                                                                                             -----------
        Net total expenses .......................................................................             1,402,682
                                                                                                             -----------
Net investment income ............................................................................             9,453,852
                                                                                                             -----------
Realized loss on investments .....................................................................                (1,104)
                                                                                                             -----------
Net increase in net assets resulting from operations .............................................           $ 9,452,748
                                                                                                             ===========

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                             FOR THE            FOR THE
                                                                                           YEAR ENDED         YEAR ENDED
                                                                                         AUGUST 31, 2006    AUGUST 31, 2005
                                                                                        ----------------   ----------------

Increase (decrease) in net assets:
Operations:
  Net investment income ........................................................          $  9,453,852       $ 4,297,524
  Net loss on investments ......................................................                (1,104)           (1,655)
                                                                                          ------------       -----------
  Net increase in net assets resulting from operations .........................             9,452,748         4,295,869
                                                                                          ------------       -----------
Dividends to shareholders from
  Net Investment Income:
    Bedford shares .............................................................            (5,087,205)       (1,591,534)
    Sansom Street shares .......................................................            (4,366,647)       (2,705,990)
                                                                                          ------------       -----------
    Total dividends to shareholders ............................................            (9,453,852)       (4,297,524)
                                                                                          ------------       -----------
Net capital share transactions (See Note 3) ....................................           (30,616,253)      (16,571,764)
                                                                                          ------------       -----------
Total decrease in net assets ...................................................           (30,617,357)      (16,573,419)
Net Assets:
  Beginning of year ............................................................           196,799,168       213,372,587
                                                                                          ------------       -----------
  End of year ..................................................................          $166,181,811      $196,799,168
                                                                                          ============      ============



                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                             THE BEDFORD CLASS
                                                   -------------------------------------------------------------------------
                                                      FOR THE        FOR THE        FOR THE         FOR THE       FOR THE
                                                       YEAR           YEAR           YEAR            YEAR          YEAR
                                                       ENDED          ENDED          ENDED           ENDED         ENDED
                                                     AUGUST 31,     AUGUST 31,     AUGUST 31,      AUGUST 31,     AUGUST 31,
                                                       2006           2005           2004            2003           2002
                                                   -------------------------------------------------------------------------
Net asset value, beginning of year ...........       $   1.00       $   1.00       $   1.00        $   1.00       $  1.00
                                                     --------       --------       --------        --------       --------
Income from investment operations:
   Net investment income .....................         0.0388         0.0162         0.0025          0.0046         0.0157
   Net gains (losses) on securities ..........             --(b)          --(b)           --(b)      0.0005             --
                                                     --------       --------       --------        --------       --------
     Total net income from investment
        operations ...........................         0.0388         0.0162         0.0025          0.0051         0.0157
                                                     --------       --------       --------        --------       --------
Less dividends and distributions:
   Dividends (from net investment income) ....        (0.0388)       (0.0162)       (0.0025)        (0.0046)       (0.0157)
   Distributions (from capital gains) ........             --             --             --         (0.0005)            --
                                                     --------       --------       --------        --------       --------
     Total dividends and distributions .......        (0.0388)       (0.0162)       (0.0025)        (0.0051)       (0.0157)
                                                     --------       --------       --------        --------       --------
Net asset value, end of year .................       $   1.00       $   1.00       $   1.00        $   1.00       $   1.00
                                                     ========       ========       ========        ========       ========
     Total Return ............................           3.95%          1.63%          0.25%           0.53%          1.59%

Ratios/Supplemental Data
   Net assets, end of year
     (000's omitted) .........................       $150,657       $109,495       $ 72,001        $ 80,406       $ 52,878
   Ratios of expenses to average
      net assets(a) ..........................           0.85%          0.97%          0.94%           0.98%          1.00%
   Ratios of net investment income
      to average net assets ..................           3.81%          1.68%          0.24%           0.46%          1.75%


(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Bedford Class of the Money Market Portfolio would have been 1.34%, 1.23%, 1.34%, 1.30% and 1.25% for the years ended August 31, 2006, 2005, 2004, 2003 and
     2002, respectively.

(b)  Amount is less than $0.0005 per share.




                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                          THE SANSOM STREET CLASS
                                                   -------------------------------------------------------------------------
                                                      FOR THE        FOR THE        FOR THE         FOR THE       FOR THE
                                                       YEAR           YEAR           YEAR            YEAR          YEAR
                                                       ENDED          ENDED          ENDED           ENDED         ENDED
                                                     AUGUST 31,     AUGUST 31,     AUGUST 31,      AUGUST 31,     AUGUST 31,
                                                       2006           2005           2004            2003           2002
                                                   -------------------------------------------------------------------------
Net asset value, beginning of year ...........       $   1.00       $   1.00       $   1.00        $   1.00       $   1.00
                                                     --------       --------       --------        --------       --------
Income from investment operations:
   Net investment income .....................         0.0434         0.0239         0.0100          0.0114         0.0209
   Net gains (losses) on securities ..........             --(b)          --(b)          --(b)       0.0005             --
                                                     --------       --------       --------        --------       --------
     Total net income from investment
        operations ...........................         0.0434         0.0239         0.0100          0.0119         0.0209
                                                     --------       --------       --------        --------       --------
Less dividends and distributions:
   Dividends (from net investment income) ....        (0.0434)       (0.0239)       (0.0100)        (0.0114)       (0.0209)
   Distributions (from capital gains) ........             --             --             --         (0.0005)            --
                                                     --------       --------       --------        --------       --------
     Total distributions .....................        (0,0434)       (0.0239)       (0.0100)        (0.0119)       (0.0209)
                                                     --------       --------       --------        --------       --------
Net asset value, end of year .................       $   1.00       $   1.00       $   1.00        $   1.00       $   1.00
                                                     ========       ========       ========        ========       ========
     Total Return ............................           4.42%          2.41%          1.00%           1.21%          2.11%

Ratios/Supplemental Data
   Net assets, end of year
     (000's omitted) .........................        $15,525       $ 87,304       $141,372        $198,373       $244,212
   Ratios of expenses to average
      net assets(a) ..........................           0.26%          0.20%          0.20%           0.30%          0.49%
   Ratios of net investment income to
      average net assets .....................           4.25%          2.39%          0.98%           1.14%          2.10%


(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Sansom Street Class of the Money Market Portfolio would have been 0.67%, 0.67%, 0.59%, 0.57% and 0.64% for the years ended August 31, 2006, 2005, 2004,
     2003 and 2002, respectively.

(b)  Amount is less than $0.0005 per share.




                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 2006



1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprise the RBB family of funds.

     RBB has authorized capital of thirty billion shares of common stock of which 26.573 billion shares are currently classified into one hundred and four classes of common stock. The Portfolio has issued shares with a par value of $0.001. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families."

     SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter assumes constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

     SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the RBB family of funds (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All dividends from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to dividends and capital gain subject to distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 2006



1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     OTHER -- In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on claims that may be made against the Portfolio in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory and Administration Agreement, BlackRock Institutional Management Corp. (the "Adviser" or "BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and as administrator for the Portfolio. BIMC and PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., entered into a delegation agreement on behalf of the Portfolio, wherein PFPC has agreed to perform administration and accounting services for an annual fee of 0.10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

                                ANNUAL RATE
             ------------------------------------------------
             0.45% of first $250 million of net assets; 0.40% of next $250 million of net assets; and 0.35% of net assets in excess of $500 million.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 2006


2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for the Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 2006, advisory fees and waivers for the investment portfolio were as follows:

                            GROSS                                     NET
                          ADVISORY                                 ADVISORY
                            FEE                WAIVER                FEE
                      --------------       --------------       --------------
                        $1,056,868            $(896,659)           $160,209

     As of August 31, 2006, the Portfolio owed BIMC $6,181 in advisory fees.

     BIMC may voluntarily waive and/or reimburse a portion of its fees. PFPC may also voluntarily waive a portion of their fees and/or reimburse expenses.

     The Portfolio will not pay BIMC at a later time for any amounts it may waive or any amounts that BIMC has assumed. On behalf of the Portfolio, PFPC paid $100,000 as required by an agreement entered into by the Portfolio, to the Internal Revenue Service.

     For providing regulatory administration services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio in proportion to their net assets of the RBB funds. The Portfolio's portion of this fee for the year ended August 31, 2006 was $34,826.

     PFPC serves as the transfer and dividend disbursing agent for each class. Both PFPC Trust Company and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. For providing transfer agent services, PFPC is entitled to receive fees from the Portfolio. PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 2006, transfer agency fees for each class of shares of the Portfolio were as follows:

                                              TRANSFER AGENCY      BASIS
                                                    FEE           POINTS
                                              ---------------    --------
             Bedford Class                      $ 5,908            0.44
             Sansom Street Class                 34,947            3.40

     PFPC Trust Company provides certain custodial services to the Portfolio. As compensation for such custodial services, PFPC Trust Company is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

                               ANNUAL RATE
             ------------------------------------------------
             0.025% of first $50 million of gross assets; 0.020% of next $50 million of gross assets; 0.015% of gross assets in excess of $100 million.

     The Portfolio, on behalf of each class of shares of the Portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The Portfolio has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 2006




2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to 0.65% on an annualized basis for the Bedford Class and up to 0.05% on an annualized basis for the Sansom Street Class. For the year ended August 31, 2006, distribution fees paid to PFPC Distributors for each class were as follows:

                                                     GROSS                                     NET
                                                 DISTRIBUTION                             DISTRIBUTION
                                                      FEE                WAIVER                FEE
                                                 --------------       --------------     --------------
               Bedford Class                        $866,806            $(36,702)           $830,104
               Sansom Street Class                    51,397             (29,833)             21,564
                                                    --------            --------            --------
               Total Money Market Portfolio         $918,203            $(66,535)           $851,668
                                                    ========            ========            ========

     The Portfolio has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of 0.10% of the daily net asset value of such shares. For the year ended August 31, 2006, service organization fees were $1,945 for the Portfolio.

     As of August 31, 2006, the Portfolio owed PFPC and its affiliates $88,915 for their services.

3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                         BEDFORD CLASS
                                                              -----------------------------------
                                                                  FOR THE             FOR THE
                                                                YEAR ENDED          YEAR ENDED
                                                              AUGUST 31, 2006     AUGUST 31, 2005
                                                              ---------------     --------------
                                                                   VALUE               VALUE
                                                              ---------------     --------------
     Shares sold                                               $ 506,580,146       $ 442,206,980
     Shares issued on reinvestment of dividends                    5,326,071           1,524,066
     Shares repurchased                                         (470,739,390)       (406,236,164)
                                                               -------------       -------------
     Net Increase/(Decrease)                                    $ 41,166,827        $ 37,494,882
                                                               -------------       -------------
     Bedford Shares authorized                                 1,500,000,000       1,500,000,000
                                                               =============       =============


                                                                      SANSOM STREET CLASS
                                                              -----------------------------------
                                                                 FOR THE             FOR THE
                                                                YEAR ENDED          YEAR ENDED
                                                              AUGUST 31, 2006     AUGUST 31, 2005
                                                              ---------------     --------------
                                                                   VALUE               VALUE
                                                              ---------------     --------------
     Shares sold                                              $1,554,920,729      $1,616,798,271
     Shares issued on reinvestment of dividends                      146,903             135,455
     Shares repurchased                                       (1,626,850,712)     (1,671,000,372)
                                                              --------------      --------------
     Net Increase/(Decrease)                                  $  (71,783,080)     $  (54,066,646)
                                                              --------------      --------------
     Sansom Street Shares authorized                           1,500,000,000       1,500,000,000
                                                              ==============      ==============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 2006


4. NET ASSETS

     At August 31, 2006, net assets consisted of the following:


                                                               MONEY MARKET
                                                                PORTFOLIO
                                                              --------------
Paid-in capital                                                 $166,186,589
Accumulated net realized loss on investments                          (4,778)
                                                                ------------
   Total net assets                                             $166,181,811
                                                                ============


5. FEDERAL INCOME TAX INFORMATION

     For federal income tax purposes, realized capital losses may be carried forward and applied against future realized gains. At August 31, 2006, the Portfolio had capital loss carryforwards of $4,504 of which $3,587 will expire on August 31, 2013 and $917 will expire on August 31, 2014 to offset future realized capital gains.

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2006 the Portfolio incurred post-October capital losses of $1,104. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains are reported as ordinary income for federal tax purposes.

     The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                                 ORDINARY          LONG-TERM
                                                  INCOME             GAINS
                                                ----------         ---------
                  2006                          $9,453,852            $ --
                  2005                           4,297,524              --

6. NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Portfolio, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio's financial statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                AUGUST 31, 2006




NOTE 7. SUBSEQUENT EVENT (UNAUDITED)

     On September 29, 2006, Merrill Lynch & Co., Inc. ("Merrill Lynch") contributed its asset management business, Merrill Lynch Investment Managers, to BlackRock, Inc. ("BlackRock"), the parent company of BIMC (the "Transaction"). As a result of the Transaction, Merrill Lynch has a 49.80% economic interest and 45% voting interest in BlackRock and The PNC Financial Services Group, Inc., which held a majority interest in BlackRock prior to the Transaction, has approximately a 34% economic and voting interest in BlackRock. Under the 1940 Act, the Transaction may be considered an assignment of the Fund's Investment Advisory and Administration Agreement with BIMC, resulting in the Agreement's automatic termination. On September 29, 2006, the Company entered into an Interim Investment Advisory and Administration Agreement with BIMC with respect to the Portfolio (the "Interim Advisory Agreement"). The Interim Advisory Agreement will remain in effect for up to 150 days while the Portfolio seeks shareholder approval of a new Investment Advisory and Administration Agreement with BIMC (the "New Advisory Agreement"). As required by the 1940 Act, BIMC's fees under the Interim Advisory Agreement will be placed in an escrow account with the Portfolio's custodian. If the Portfolio's shareholders approve the New Advisory Agreement within 150 days of the date of the Interim Advisory Agreement, such approval will be viewed as implicit approval of the Interim Advisory Agreement by shareholders and BIMC will receive any fees paid in to the escrow account, including interest earned. If shareholders of the Portfolio do not approve the New Advisory Agreement within 150 days of the date of the Interim Advisory Agreement, then BIMC will be paid, out of the escrow account, the lesser of: (i) any costs incurred in performing the Interim Advisory Agreement, plus interest earned on the amount while in escrow; or (ii) the total amount in the escrow account, plus interest earned on the amount while in escrow. The Interim Advisory Agreement and the New Advisory Agreement were approved by the Board of Directors of the Company, including a majority of those Directors who are not "interested persons" of the Company or BIMC, at a meeting held on May 25, 2006. A Special Meeting of Shareholders in connection with the approval of the New Advisory Agreement has been called for October 20, 2006.

     As a result of the automatic termination of the Portfolio's Advisory and Administration Agreement with BIMC, the Delegation Agreement between the Company, BIMC and PFPC also terminated. As of September 29, 2006, the parties entered into an Interim Delegation Agreement. The Interim Delegation Agreement provides that (a) any fees payable to PFPC pursuant to the terms of the Agreement will be paid to PFPC when BIMC is paid its fees under the Interim Advisory Agreement, (b) if shareholders of the Portfolio do not approve the New Advisory Agreement within 150 days of the Interim Delegation Agreement, PFPC shall receive from BIMC the lesser of (i) all costs incurred by PFPC in performing the Interim Delegation Agreement plus interest earned on such amount while in escrow, or (ii) the total amount of the fees payable to PFPC pursuant to the Interim Delegation Agreement plus interest earned on such amount, and (c) the Interim Delegation Agreement will automatically terminate upon termination of the Interim Advisory Agreement. If the Interim Advisory Agreement terminates as a result of shareholder approval of the New Advisory Agreement, the Company, BIMC and PFPC will enter into a new Delegation Agreement. The Interim Delegation Agreement and the new Delegation Agreement were approved by the Company's Board of Directors, including a majority of those Directors who are not interested persons of the Company or BIMC, at a special meeting held on September 25, 2006.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statement of net assets of Money Market Portfolio, a series of The RBB Fund, Inc., (the "Portfolio"), as of August 31, 2006 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Portfolio for the years ended August 31, 2002 and August 31, 2003 were audited by other auditors whose report, dated October 27, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio as of August 31, 2006, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.




DELOITTE & TOUCHE LLP



Philadelphia, Pennsylvania
October 17, 2006

                             ADDITIONAL INFORMATION
                                   (UNAUDITED)



PROXY VOTING

     Policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the number shown below and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

     Bedford                  (800) 888-9723


QUARTERLY PORTFOLIO SCHEDULES

     The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

     As required by the 1940 Act, the Company's Board of Directors (the "Board"), including all of the Directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), considered at a meeting of the Board held on May 25, 2006 (the "Meeting"): 1) the renewal of the existing investment advisory and administration agreement between BIMC and the Company (the "Current Advisory Agreement") and the existing sub-advisory agreement between BIMC and PNC Bank, N.A. (the "Sub-Advisory Agreement") on behalf of the Portfolio (the "Portfolio"), and 2) the approval of an interim investment advisory and administration agreement (the "Interim Advisory Agreement") and a new investment advisory and administration agreement (the "New Advisory Agreement"), each between BIMC and the Company on behalf of the Portfolio. The Current Advisory Agreement, the Sub-Advisory Agreement, the Interim Advisory Agreement and the New Advisory Agreement are collectively referred to as the "Advisory Agreements." At the Meeting, the Board approved the continuation of the Current Advisory Agreement and the Sub-Advisory Agreement for an additional one-year term and approved the Interim Advisory Agreement and New Advisory Agreement. The Board approved the Interim Advisory Agreement and the New Advisory Agreement because Merrill Lynch & Co., Inc. proposed to contribute its investment management business, Merrill Lynch Investment Managers, to BlackRock Inc., the parent company of BIMC (the "Transaction"), which may be considered to cause an "assignment" (as defined in the 1940 Act) and termination of the Current Advisory Agreement. The New Advisory Agreement is subject to approval by shareholders of the Portfolio and, if so approved, will continue in effect until August 31, 2007. The Interim Advisory Agreement will be in effect from the closing of the Transaction until shareholder approval of the New Advisory Agreement is obtained. The Interim Advisory Agreement can remain in effect for up to 150 days from the date of the closing of the Transaction while the Portfolio seeks shareholder approval of the New Advisory Agreement. At the Meeting, the Board terminated the Sub-Advisory Agreement as of the effective date of the New Advisory Agreement. The Board's decision to approve the Advisory Agreements reflects the exercise of its business judgment to continue, substantially in its present form, the existing arrangement. In approving the Advisory Agreements, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

                                   (UNAUDITED)



     In considering the renewal of the Current Advisory Agreement and the Sub-Advisory Agreement and the re-approval of the Interim Advisory Agreement and New Advisory Agreement, the Directors took into account all the materials provided prior to and during the meeting, the presentations made during the Meeting, and the discussions during the meeting. The Directors discussed the materials from the Adviser mailed in advance of the meeting that addressed most, if not all, of the factors listed below. The Adviser also made a presentation during the meeting and responded to questions from the Directors. Among other things, the Directors considered (i) the nature, extent, and quality of the Adviser's services provided to the Portfolio; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser's investment philosophies and processes; (iv) the Adviser's assets under management and client descriptions; (v) the Adviser's soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the Adviser's current and proposed advisory fee arrangements with the Company and other similarly managed clients; (vii) the Adviser's compliance procedures;
(viii) the Adviser's financial information, insurance coverage and profitability analysis related to providing advisory services to the Portfolio; (ix) the extent to which economies of scale are relevant to the Portfolio; (x) a report prepared by Lipper, Inc. ("Lipper") comparing the Fund's management fees and total expense ratio to those of its Lipper peer group and comparing the performance of the Fund to that of its Lipper peer group and (xi) a report comparing the performance of the Portfolio to the performance of its benchmark. No one factor was determinative in the Board's consideration of the Advisory Agreements.

     The Directors then met in executive session with counsel to discuss and consider information presented in connection with the continuation of the Current Advisory Agreement and the Sub-Advisory Agreement and the approval of the Interim Advisory Agreement and the New Advisory Agreement as well as the Directors' responsibilities and duties in approving the Advisory Agreements.

     The Directors considered that the Portfolio's contractual management fees for the Bedford class were the same as that of its Lipper peer group median, that the contractual management fees for its Sansom Street class were higher in comparison to that of its Lipper peer group median, and that both Classes' actual management fees were less than that of their respective Lipper peer group median. The Directors noted that the actual management fees paid to BIMC by the Portfolio compare favorably to the fees paid to BIMC for managing assets for other registered investment company clients (after waivers) with investment objectives similar to that of the Portfolio. The Directors noted that the Portfolio's actual total expenses were the same as the Bedford class Lipper peer group median and lower than those of the Sansom Street class Lipper peer group median. The Directors noted the Portfolio's performance with respect to both the Bedford class and the Sansom Street class for each period exceeded the performance of the Lipper performance universe median, except for the 10 year total return of the Portfolio's Bedford class which equaled the total return of its Lipper performance universe median. The Directors then determined that the nature, extent and quality of services provided by BIMC in advising the Portfolio was satisfactory; the losses incurred by BIMC in providing the services were acceptable; and the benefits derived by BIMC from managing the Fund, including the method BIMC uses to select brokers, seemed reasonable. The Directors also discussed economies of scale associated with asset growth and decline of each class of the Portfolio and noted that the breakpoints in the BIMC contractual advisory fee would benefit investors if assets were to increase.

     In addition to the foregoing, in connection with the approval of the Interim Advisory Agreement, the Directors determined that the scope and quality of services to be provided to the Portfolio under the Interim Advisory Agreement will

                       ADDITIONAL INFORMATION (CONCLUDED)
                                   (UNAUDITED)



be at least equivalent to the scope and quality of services provided under the Current Advisory Agreement and that the Interim Advisory Agreement met all of the requirements of Rule 15a-4 under the 1940 Act. Also, in connection with the approval of the New Advisory Agreement, the Directors considered that the services to be provided under the New Advisory Agreement were substantially the same as those provided under the Current Advisory Agreement and concluded that such services were satisfactory; that it was not anticipated that there would be any changes to the BIMC personnel providing services to the Portfolio; and that the New Advisory Agreement would not result in any change to the contractual advisory fees payable to BIMC and that such advisory fees were fair and reasonable.

     Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the advisory fee structure was reasonable and determined that the Current Advisory Agreement and the Sub-Advisory Agreement be continued for another one year period, ending August 16, 2007, and that the Interim Advisory Agreement and New Advisory Agreement be approved.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                                FUND MANAGEMENT
                                  (UNAUDITED)



     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The statement of additional information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (888) 520-3277.



                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                          TERM OF OFFICE        PRINCIPAL OCCUPATION(S)      FUND COMPLEX          OTHER
 NAME, ADDRESS,        POSITION(S) HELD   AND LENGTH OF         DURING PAST 5 YEARS          OVERSEEN BY        DIRECTORSHIPS
 AND DATE OF BIRTH        WITH FUND       TIME SERVED (1)                                      DIRECTOR*     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                   DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky        Director      1988 to present      Since 1969, Director and Vice       17         Director, Comcast
 Comcast Corporation                                         Chairman, Comcast Corporation                  Corporation
 1500 Market Street,                                         (cable television and
 35th Floor                                                  communications); Director,
 Philadelphia, PA 19102                                      NDS Group PLC (provider of
 DOB: 7/16/33                                                systems and applications for
                                                             digital pay TV).
------------------------------------------------------------------------------------------------------------------------------------
 Nicholas A. Giordano     Director      Since 2006           Consultant, financial               17         Kalmar Pooled Investment
 103 Bellevue Parkway                                        services organizations from                    Trust; WT Mutual Fund;
 Wilmington, DE 19809                                        1997 to present.                               Independence Blue Cross;
 DOB: 3/7/43                                                                                                IntriCon Corporation
                                                                                                            (industrial furnaces and
                                                                                                            ovens)
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay         Director      1988 to present      Since 2000, Vice President,         17         None
 Fox Chase Cancer Center                                     Fox Chase Cancer Center
 333 Cottman Avenue                                          (biomedical research and
 Philadelphia, PA 19111                                      medical care).
 DOB: 12/6/35
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale.
1 Subject to the Company's Retirement Policy, each Director, except Messrs. Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          FUND MANAGEMENT (CONTINUED)
                                  (UNAUDITED)



                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                          TERM OF OFFICE        PRINCIPAL OCCUPATION(S)      FUND COMPLEX          OTHER
 NAME, ADDRESS,        POSITION(S) HELD   AND LENGTH OF         DURING PAST 5 YEARS          OVERSEEN BY        DIRECTORSHIPS
 AND DATE OF BIRTH        WITH FUND       TIME SERVED (1)                                      DIRECTOR*     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                   DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman         Director      1991 to present    Director, Gabelli Group             17         None
 106 Pierrepont Street                                       Capital Partners, L.P. (an
 Brooklyn, NY 11201                                          investment partnership) from
 DOB: 5/21/48                                                2000-2006.
------------------------------------------------------------------------------------------------------------------------------------
 Mark A. Sargent            Director      Since 2006         Dean and Professor of Law,          17         Director, WT Mutual Fund
 Villanova University                                        Villanova University School
 School of Law                                               of Law since July 1997.
 299 North Spring
 Mill Road
 Villanova, PA 19085
 DOB: 4/28/51
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg        Director      1991 to present    Since 1974, Chairman,               17         Director, Moyco
 Moyco Technologies, Inc.                                    Director and President, Moyco                  Technologies, Inc.
 200 Commerce Drive                                          Technologies, Inc.
 Montgomeryville, PA 18936                                   (manufacturer of precision
 DOB: 3/24/34                                                coated and industrial
                                                             abrasives). Since 1999,
                                                             Director, Pennsylvania
                                                             Business Bank.
------------------------------------------------------------------------------------------------------------------------------------
 Robert A. Straniere        Director      Since 2006         Member, New York State              17         Director, Reich and Tang
 300 East 57th Street                                        Assembly (1981- 2004);                         Group; Director, The
 New York, NY 10022                                          Founding Partner, Straniere                    Sparx Japan Fund
 DOB: 3/28/41                                                Law Firm (1980 to date);
                                                             Partner, Gotham Strategies
                                                             (consulting firm) (2005 to
                                                             date); Partner, The Gotham
                                                             Global Group (consulting
                                                             firm) (2005 to date);
                                                             President, The New York City
                                                             Hot Dog Company (2005 to
                                                             date); and Director, Weiss,
                                                             Peck & Greer Fund Group
                                                             (1992-2005); Kantor, Davidoff
                                                             (law firm) (2006 to date).
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale.
1 Subject to the Company's Retirement Policy, each Director, except Messrs.
  Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          FUND MANAGEMENT (CONTINUED)
                                  (UNAUDITED)


                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                          TERM OF OFFICE        PRINCIPAL OCCUPATION(S)      FUND COMPLEX          OTHER
 NAME, ADDRESS,        POSITION(S) HELD   AND LENGTH OF         DURING PAST 5 YEARS          OVERSEEN BY        DIRECTORSHIPS
 AND DATE OF BIRTH        WITH FUND       TIME SERVED (1)                                      DIRECTOR*     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED DIRECTORS(2)
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky         Director      1991 to present      Since July 2002, Senior Vice        17         Director, Kensington
 Oppenheimer & Company,                                      President and prior thereto,                   Funds
 Inc.                                                        Executive Vice President of
 200 Park Avenue                                             Oppenheimer & Co., Inc.,
 New York, NY 10166                                          formerly Fahnestock & Co.,
 DOB: 4/16/38                                                Inc. (a registered
                                                             broker-dealer). Since
                                                             November 2004, Director of
                                                             Kensington Funds.
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall       Director      2002 to present      Director of PFPC Inc. from          17         Director, Cornerstone
 103 Bellevue Parkway                                        January 1987 to April 2002,                    Bank
 Wilmington, DE 19809                                        Chairman and Chief Executive
 DOB: 9/25/38                                                Officer of PFPC Inc. until
                                                             April 2002, Executive Vice
                                                             President of PNC Bank,
                                                             National Association from
                                                             October 1981 to April 2002,
                                                             Director of PFPC
                                                             International Ltd. (financial
                                                             services) from August 1993 to
                                                             April 2002, Director of PFPC
                                                             International (Cayman) Ltd.
                                                             (financial services) from
                                                             September 1996 to April 2002;
                                                             Governor of the Investment
                                                             Company Institute (investment
                                                             company industry trade
                                                             organization) from July 1996
                                                             to January 2002; Director of
                                                             Haydon Bolts, Inc. (bolt
                                                             manufacturer) and Parkway
                                                             Real Estate Company
                                                             (subsidiary of Haydon Bolts,
                                                             Inc.) since 1984; and
                                                             Director of Cornerstone Bank
                                                             since March 2004.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale.
 1 Subject to the Company's Retirement Policy, each Director, except Messrs.
   Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.
 2 Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr. Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation, the investment adviser to the Company's Senbanc Fund, Hilliard Lyons Research Advisors, a division of J.J.B. Hilliard, W.L. Lyons, Inc. and the Company's principal underwriter, PFPC Distributors, Inc., are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          FUND MANAGEMENT (CONCLUDED)
                                  (UNAUDITED)



                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                          TERM OF OFFICE        PRINCIPAL OCCUPATION(S)      FUND COMPLEX          OTHER
 NAME, ADDRESS,        POSITION(S) HELD   AND LENGTH OF         DURING PAST 5 YEARS          OVERSEEN BY        DIRECTORSHIPS
 AND DATE OF BIRTH        WITH FUND       TIME SERVED (1)                                      DIRECTOR*     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                         OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach          President     1991 to present and  Certified Public Accountant;        N/A        N/A
 103 Bellevue Parkway     and           1988 to present      Vice Chairman of the Board,
 Wilmington, DE 19809     Treasurer                          Fox Chase Cancer Center;
 DOB: 6/29/24                                                Trustee Emeritus,
                                                             Pennsylvania School for the
                                                             Deaf; Trustee Emeritus,
                                                             Immaculata University;
                                                             Managing General Partner,
                                                             President since 2002,
                                                             Treasurer since 1981 and
                                                             Chief Compliance Officer
                                                             since September 2004 of
                                                             Chestnut Street Exchange
                                                             Fund.
------------------------------------------------------------------------------------------------------------------------------------
 Tina M. Payne            Secretary     2004 to present      Since 2003, Vice President          N/A        N/A
 301 Bellevue Parkway                                        and Associate Counsel, PFPC
 2nd Floor                                                   Inc. (financial services
 Wilmington, DE 19809                                        company); Associate,
 DOB: 5/19/74                                                Stradley, Ronon, Stevens &
                                                             Young, LLC (law firm) from
                                                             2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
 Salvatore Faia, Esquire, Chief         2004 to present      President, Vigilant                 N/A        N/A
 CPA                      Compliance                         Compliance Services since
 Vigilant Compliance      Officer                            2004; Senior Legal Counsel,
 Services                                                    PFPC Inc. from 2002 to 2004;
 186 Dundee Drive,                                           Chief Legal Counsel, Corviant
 Suite 700                                                   Corporation (Investment
 Williamstown, NJ 08094                                      Adviser, Broker-Dealer and
 DOB: 12/25/62                                               Service Provider to
                                                             Investment Advisers and
                                                             Separate Account Providers)
                                                             from 2001 to 2002.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


CUSTOMER CARE

For questions regarding your ShareBuilder account please call 1-800-SHRBLDR (1-800-747-2537) or visit ShareBuilder online at ShareBuilder.com. Please be aware that ShareBuilder Customer Care Agents are NOT able to place a trade for you over the phone, open your account over the phone, or provide any type of financial advice or recommendations.


WRITTEN CORRESPONDENCE
Post Office Address:       ShareBuilder - Bedford Shares of The RBB Money Market
                           Portfolio
                           c/o Sharebuilder Securities Corporation
                           PO Box 1728
                           Bellevue, WA 98009


Street Address:            ShareBuilder - Bedford Shares of The RBB Money Market
                           Portfolio
                           c/o Sharebuilder Securities Corporation
                           1445 - 120th Avenue Northeast
                           Bellevue, WA 98005

--------------------------------------------------------------------------------












INVESTMENT COMPANY ACT FILE NO. 811-05518

===============================================================================


                                   THE SANSOM
                                     STREET
                                     CLASS


                                       OF
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO








                                 Annual Report
                                August 31, 2006






This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund.

===============================================================================

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                                 PRIVACY NOTICE
                                   (UNAUDITED)


The RBB Fund, Inc. MONEY MARKET PORTFOLIO (the "Portfolio") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o    Information about your transactions with the Portfolio.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Portfolio may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Portfolio considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (800) 533-7719.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             FUND EXPENSE EXAMPLES
                                  (UNAUDITED)


As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from March 1, 2006 through August 31, 2006, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees that may be incurred by shareholders of other funds. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                           MONEY MARKET PORTFOLIO - BEDFORD CLASS
                                             --------------------------------------------------------------
                                                BEGINNING              ENDING                 EXPENSES PAID
                                              ACCOUNT VALUE         ACCOUNT VALUE                DURING
                                              MARCH 1, 2006        AUGUST 31, 2006               PERIOD*
                                             --------------       ----------------            -------------
   Actual                                        $1,000.00            $1,017.58                   $4.32
   Hypothetical (5% return before expenses)       1,000.00             1,020.87                    4.34


                                                       MONEY MARKET PORTFOLIO - SANSOM STREET CLASS
                                             --------------------------------------------------------------
                                                BEGINNING              ENDING                 EXPENSES PAID
                                              ACCOUNT VALUE         ACCOUNT VALUE                DURING
                                              MARCH 1, 2006        AUGUST 31, 2006               PERIOD*
                                             --------------       ----------------            -------------
   Actual                                        $1,000.00            $1,019.66                    $1.78
   Hypothetical (5% return before expenses)       1,000.00             1,023.42                     1.79


* Expenses are equal to the Portfolio's annualized expense ratio of 0.85% for the Bedford Class shares and 0.35% for the Sansom Street Class shares, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days
  (184) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Portfolio's ending account value on the first line in each table is based on the actual total return for each class of 1.76% for the Bedford Class shares and 1.97% for the Sansom Street Class shares.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                 AUGUST 31, 2006
                                   (UNAUDITED)

        SECURITY                                 % OF NET
          TYPE                                    ASSETS             VALUE
        --------                                 --------         ------------
Short Term Investments:
   Commercial Paper .........................      68.5%          $113,844,413
   Variable Rate Obligations ................      15.7             25,999,335
   Certificates of Deposit ..................       9.3             15,500,070
   Master Notes .............................       2.5              4,150,000
   Repurchase Agreements ....................       1.3              2,200,000
   Medium Term Notes ........................       1.2              1,997,849
   Municipal Bonds ..........................       1.2              1,945,000
Other Assets In Excess of Liabilities .......       0.3                545,144
                                                  -----           ------------
NET ASSETS ..................................     100.0%          $166,181,811
                                                  =====           ============
Portfolio holdings are subject to change at any time.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2006


                                                         PAR
                                                        (000)        VALUE
                                                       -------    ------------
CERTIFICATES OF DEPOSIT--9.3%
DOMESTIC CERTIFICATES OF DEPOSIT--2.1%
Wells Fargo Bank, N.A.
   4.865%, 01/31/07 .................................  $ 3,500    $  3,500,070
                                                                  ------------

YANKEE DOLLAR CERTIFICATES OF DEPOSIT--7.2%
Banque Nationale de Paris
   (New York Branch)(a)
   4.505%, 10/19/06 .................................    1,900       1,900,000
Mizuho Corporate Bank
   (New York Branch)(a)
   5.455%, 09/2 .....................................    4,650       4,650,000
Royal Bank of Scotland P.L.C.
   (New York Branch)(a)
   4.810%, 01/16/07 .................................    2,950       2,950,000
Societe Generale(New York Branch)(a)
   4.780%, 12/06/06 .................................    2,500       2,500,000
                                                                  ------------
                                                                    12,000,000
                                                                  ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $15,500,070) ...........................               15,500,070
                                                                  ------------
COMMERCIAL PAPER--68.5%
ASSET BACKED SECURITIES--11.1%
Cafco LLC
   5.290%, 10/16/06 .................................    1,150       1,142,396
Crown Point Capital Co.
   5.280%, 10/10/06 .................................    8,000       7,954,240
Cullinan Finance Corp.
   5.400%, 10/19/06 .................................      602         597,665
   5.300%, 11/13/06 .................................    2,813       2,782,768
Sedna Finance, Inc.
   5.280%, 11/30/06 .................................    6,000       5,920,800
                                                                  ------------
                                                                    18,397,869
                                                                  ------------
BANKS--23.1%
Banco Bilbao Vizcaya Argentaria
   Puerto Rico
   5.270%, 10/17/06 .................................    8,000       7,946,129
Bank of America Corp.
   5.280%, 10/24/06 .................................    8,000       7,937,813
Landesbank Baden-Wurttemberg
   (New York Branch)
   5.350%, 09/19/06..................................   12,000      11,967,900
Norddeutsche Landesbank
   5.280%, 09/20/06 .................................    8,000       7,977,707


                                                         PAR
                                                        (000)        VALUE
                                                       -------    ------------
COMMERCIAL PAPER--(CONTINUED)
BANKS--(CONTINUED)
Nordea North America, Inc.
   5.380%, 09/05/06 .................................  $ 1,100    $  1,099,343
   5.380%, 09/06/06 .................................    1,500       1,498,879
                                                                  ------------
                                                                    38,427,771
                                                                  ------------
CHEMICALS & ALLIED PRODUCTS--4.8%
BASF AG
   5.260%, 10/10/06 .................................    8,000       7,954,413
                                                                  ------------
FINANCE SERVICES--15.7%
CIT Group, Inc.
   5.270%, 12/04/06 .................................    8,300       8,185,788
ING (US) Funding LLC
   5.310%, 09/18/06 .................................   10,000       9,974,925
UBS Finance Delaware LLC
   5.275%, 10/24/06 .................................    8,000       7,937,872
                                                                  ------------
                                                                    26,098,585
                                                                  ------------
INSURANCE--3.5%
Irish Life & Permanent
   5.275%, 12/11/06 .................................    6,000       5,911,204
                                                                  ------------
SECURITY BROKERS & DEALERS--5.2%
Bear Stearns Co.
   5.360%, 11/02/06 .................................    8,720      8,639,505
                                                                  ------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--5.1%
General Electric Capital Corp.
   5.290%, 11/08/06 .................................    8,500       8,415,066
                                                                  ------------
     TOTAL COMMERCIAL PAPER
       (Cost $113,844,413) ..........................              113,844,413
                                                                  ------------
MUNICIPAL BONDS--1.2%
PENNSYLVANIA--1.2%
Franklin County IDR (Manufacturers
   & Traders LOC)
   5.370%, 09/01/06 .................................    1,945       1,945,000
                                                                  ------------
     TOTAL MUNICIPAL BONDS
       (Cost $1,945,000) ............................                1,945,000
                                                                  ------------
VARIABLE RATE OBLIGATIONS--15.7%
ASSET BACKED SECURITIES--3.0%
Cullinan Finance Corp.(b)
   5.284%, 09/25/06 .................................    4,000       3,999,335


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      STATEMENT OF NET ASSETS (CONCLUDED)
                                AUGUST 31, 2006


                                                         PAR
                                                        (000)        VALUE
                                                       -------    ------------
VARIABLE RATE OBLIGATIONS--(CONTINUED)
ASSET BACKED SECURITIES--(CONTINUED)
Racers Trust 2004(b)(c)
   5.346%, 09/22/06 .................................  $ 1,000    $  1,000,000
                                                                  ------------
                                                                     4,999,335
                                                                  ------------
BANKS--6.1%
HBOS Treasury Services P.L.C.(b)
   5.530%, 09/25/06 .................................    8,000       8,000,000
Westpac Banking Corp. New York(b)
   5.340%, 09/11/06 .................................    2,000       2,000,000
                                                                  ------------
                                                                    10,000,000
                                                                  ------------
LIFE INSURANCE--3.0%
MetLife Global Funding, Inc.(b)(c)
   5.428%, 09/28/06 .................................    5,000       5,000,000
                                                                  ------------
SECURITY BROKERS & DEALERS--3.6%
Merrill Lynch & Company, Inc.(b)
   5.365%, 11/29/06 .................................    6,000       6,000,000
                                                                  ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $25,999,335) ...........................               25,999,335
                                                                  ------------
MEDIUM TERM NOTES--1.2%
Toyota Motor Credit Corp.
   3.854%, 11/02/06 .................................    2,000       1,997,849
                                                                  ------------
     TOTAL MEDIUM TERM NOTES
       (Cost $1,997,849) ............................                1,997,849
                                                                  ------------
MASTER NOTES--2.5%
Morgan Stanley Mortgage Capital, Inc.
   5.483%, 09/01/06 .................................    4,150       4,150,000
                                                                  ------------
     TOTAL MASTER NOTES
       (Cost $4,150,000) ............................                4,150,000
                                                                  ------------
REPURCHASE AGREEMENTS--1.3%
Morgan Stanley & Co., Inc.
   (Tri-Party Agreement dated
   8/31/06 to be repurchased at
   $2,200,320 collateralized by
   $3,829,000 U.S. Treasury STRIPS,
   due 8/15/17, Market Value of
   collateral is $2,255,396)
   5.230%, 09/01/06 .................................    2,200       2,200,000
                                                                  ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $2,200,000) ............................                2,200,000
                                                                  ------------

                                                         PAR
                                                        (000)        VALUE
                                                       -------    ------------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $165,636,667*) .............................             $165,636,667
                                                                  ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% .............................                  545,144
                                                                  ------------
NET ASSETS (APPLICABLE TO
   150,663,569 BEDFORD SHARES
   AND 15,523,020 SANSOM
   STREET SHARES)--100.0% ...........................             $166,181,811
                                                                  ============
NET ASSET VALUE, Offering and
   Redemption Price Per Bedford Share
   ($150,657,352 / 150,663,569) .....................                    $1.00
                                                                         =====
NET ASSET VALUE, Offering and
   Redemption Price Per Sansom Street Share
   ($15,524,459 / 15,523,020) .......................                    $1.00
                                                                         =====


* Aggregate cost is the same for financial reporting and Federal tax purposes.

(a) Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.

(b) Variable Rate Obligations -- The interest rate shown is the rate as of August 31, 2006 and the maturity date shown is the next interest rate readjustment date or the maturity date.

(c)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration, normally to qualified institutional investors.

INVESTMENT ABBREVIATIONS

IDR    Industrial Development Revenue
LOC    Letter of Credit

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2006



Investment Income
   Interest ......................................................................................           $10,856,534
                                                                                                             -----------
Expenses
   Investment advisory and administration fees ...................................................             1,056,868
   Distribution and service fees .................................................................               918,203
   Printing and shareholder reporting fees .......................................................                76,271
   Professional fees .............................................................................                65,391
   Custodian fees ................................................................................                65,327
   Registration and filing fees ..................................................................                49,436
   Transfer agent fees ...........................................................................                40,855
   Directors' and officers' fees .................................................................                37,179
   Regulatory administration fees ................................................................                34,826
   Insurance fees ................................................................................                14,700
   Miscellaneous .................................................................................               104,875
   Service organization fees .....................................................................                 1,945
                                                                                                             -----------
        Total expenses ...........................................................................             2,465,876
   Less fees waived ..............................................................................              (963,194)
   Less fees paid by affiliate (Note 2) ..........................................................              (100,000)
                                                                                                             -----------
        Net total expenses .......................................................................             1,402,682
                                                                                                             -----------
Net investment income ............................................................................             9,453,852
                                                                                                             -----------
Realized loss on investments .....................................................................                (1,104)
                                                                                                             -----------
Net increase in net assets resulting from operations .............................................           $ 9,452,748
                                                                                                             ===========

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                             FOR THE            FOR THE
                                                                                           YEAR ENDED         YEAR ENDED
                                                                                         AUGUST 31, 2006    AUGUST 31, 2005
                                                                                        ----------------   ----------------

Increase (decrease) in net assets:
Operations:
  Net investment income ........................................................          $  9,453,852       $ 4,297,524
  Net loss on investments ......................................................                (1,104)           (1,655)
                                                                                          ------------       -----------
  Net increase in net assets resulting from operations .........................             9,452,748         4,295,869
                                                                                          ------------       -----------
Dividends to shareholders from
  Net Investment Income:
    Bedford shares .............................................................            (5,087,205)       (1,591,534)
    Sansom Street shares .......................................................            (4,366,647)       (2,705,990)
                                                                                          ------------       -----------
    Total dividends to shareholders ............................................            (9,453,852)       (4,297,524)
                                                                                          ------------       -----------
Net capital share transactions (See Note 3) ....................................           (30,616,253)      (16,571,764)
                                                                                          ------------       -----------
Total decrease in net assets ...................................................           (30,617,357)      (16,573,419)
Net Assets:
  Beginning of year ............................................................           196,799,168       213,372,587
                                                                                          ------------       -----------
  End of year ..................................................................          $166,181,811      $196,799,168
                                                                                          ============      ============



                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                             THE BEDFORD CLASS
                                                   -------------------------------------------------------------------------
                                                      FOR THE        FOR THE        FOR THE         FOR THE       FOR THE
                                                       YEAR           YEAR           YEAR            YEAR          YEAR
                                                       ENDED          ENDED          ENDED           ENDED         ENDED
                                                     AUGUST 31,     AUGUST 31,     AUGUST 31,      AUGUST 31,     AUGUST 31,
                                                       2006           2005           2004            2003           2002
                                                   -------------------------------------------------------------------------
Net asset value, beginning of year ...........       $   1.00       $   1.00       $   1.00        $   1.00       $  1.00
                                                     --------       --------       --------        --------       --------
Income from investment operations:
   Net investment income .....................         0.0388         0.0162         0.0025          0.0046         0.0157
   Net gains (losses) on securities ..........             --(b)          --(b)           --(b)      0.0005             --
                                                     --------       --------       --------        --------       --------
     Total net income from investment
        operations ...........................         0.0388         0.0162         0.0025          0.0051         0.0157
                                                     --------       --------       --------        --------       --------
Less dividends and distributions:
   Dividends (from net investment income) ....        (0.0388)       (0.0162)       (0.0025)        (0.0046)       (0.0157)
   Distributions (from capital gains) ........             --             --             --         (0.0005)            --
                                                     --------       --------       --------        --------       --------
     Total dividends and distributions .......        (0.0388)       (0.0162)       (0.0025)        (0.0051)       (0.0157)
                                                     --------       --------       --------        --------       --------
Net asset value, end of year .................       $   1.00       $   1.00       $   1.00        $   1.00       $   1.00
                                                     ========       ========       ========        ========       ========
     Total Return ............................           3.95%          1.63%          0.25%           0.53%          1.59%

Ratios/Supplemental Data
   Net assets, end of year
     (000's omitted) .........................       $150,657       $109,495       $ 72,001        $ 80,406       $ 52,878
   Ratios of expenses to average
      net assets(a) ..........................           0.85%          0.97%          0.94%           0.98%          1.00%
   Ratios of net investment income
      to average net assets ..................           3.81%          1.68%          0.24%           0.46%          1.75%


(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Bedford Class of the Money Market Portfolio would have been 1.34%, 1.23%, 1.34%, 1.30% and 1.25% for the years ended August 31, 2006, 2005, 2004, 2003 and
     2002, respectively.

(b)  Amount is less than $0.0005 per share.




                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                          THE SANSOM STREET CLASS
                                                   -------------------------------------------------------------------------
                                                      FOR THE        FOR THE        FOR THE         FOR THE       FOR THE
                                                       YEAR           YEAR           YEAR            YEAR          YEAR
                                                       ENDED          ENDED          ENDED           ENDED         ENDED
                                                     AUGUST 31,     AUGUST 31,     AUGUST 31,      AUGUST 31,     AUGUST 31,
                                                       2006           2005           2004            2003           2002
                                                   -------------------------------------------------------------------------
Net asset value, beginning of year ...........       $   1.00       $   1.00       $   1.00        $   1.00       $   1.00
                                                     --------       --------       --------        --------       --------
Income from investment operations:
   Net investment income .....................         0.0434         0.0239         0.0100          0.0114         0.0209
   Net gains (losses) on securities ..........             --(b)          --(b)          --(b)       0.0005             --
                                                     --------       --------       --------        --------       --------
     Total net income from investment
        operations ...........................         0.0434         0.0239         0.0100          0.0119         0.0209
                                                     --------       --------       --------        --------       --------
Less dividends and distributions:
   Dividends (from net investment income) ....        (0.0434)       (0.0239)       (0.0100)        (0.0114)       (0.0209)
   Distributions (from capital gains) ........             --             --             --         (0.0005)            --
                                                     --------       --------       --------        --------       --------
     Total distributions .....................        (0,0434)       (0.0239)       (0.0100)        (0.0119)       (0.0209)
                                                     --------       --------       --------        --------       --------
Net asset value, end of year .................       $   1.00       $   1.00       $   1.00        $   1.00       $   1.00
                                                     ========       ========       ========        ========       ========
     Total Return ............................           4.42%          2.41%          1.00%           1.21%          2.11%

Ratios/Supplemental Data
   Net assets, end of year
     (000's omitted) .........................        $15,525       $ 87,304       $141,372        $198,373       $244,212
   Ratios of expenses to average
      net assets(a) ..........................           0.26%          0.20%          0.20%           0.30%          0.49%
   Ratios of net investment income to
      average net assets .....................           4.25%          2.39%          0.98%           1.14%          2.10%


(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Sansom Street Class of the Money Market Portfolio would have been 0.67%, 0.67%, 0.59%, 0.57% and 0.64% for the years ended August 31, 2006, 2005, 2004,
     2003 and 2002, respectively.

(b)  Amount is less than $0.0005 per share.




                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 2006



1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprise the RBB family of funds.

     RBB has authorized capital of thirty billion shares of common stock of which 26.573 billion shares are currently classified into one hundred and four classes of common stock. The Portfolio has issued shares with a par value of $0.001. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families."

     SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter assumes constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

     SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the RBB family of funds (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All dividends from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to dividends and capital gain subject to distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 2006



1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     OTHER -- In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on claims that may be made against the Portfolio in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory and Administration Agreement, BlackRock Institutional Management Corp. (the "Adviser" or "BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and as administrator for the Portfolio. BIMC and PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., entered into a delegation agreement on behalf of the Portfolio, wherein PFPC has agreed to perform administration and accounting services for an annual fee of 0.10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

                                ANNUAL RATE
             ------------------------------------------------
             0.45% of first $250 million of net assets; 0.40% of next $250 million of net assets; and 0.35% of net assets in excess of $500 million.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 2006


2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for the Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 2006, advisory fees and waivers for the investment portfolio were as follows:

                            GROSS                                     NET
                          ADVISORY                                 ADVISORY
                            FEE                WAIVER                FEE
                      --------------       --------------       --------------
                        $1,056,868            $(896,659)           $160,209

     As of August 31, 2006, the Portfolio owed BIMC $6,181 in advisory fees.

     BIMC may voluntarily waive and/or reimburse a portion of its fees. PFPC may also voluntarily waive a portion of their fees and/or reimburse expenses.

     The Portfolio will not pay BIMC at a later time for any amounts it may waive or any amounts that BIMC has assumed. On behalf of the Portfolio, PFPC paid $100,000 as required by an agreement entered into by the Portfolio, to the Internal Revenue Service.

     For providing regulatory administration services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio in proportion to their net assets of the RBB funds. The Portfolio's portion of this fee for the year ended August 31, 2006 was $34,826.

     PFPC serves as the transfer and dividend disbursing agent for each class. Both PFPC Trust Company and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. For providing transfer agent services, PFPC is entitled to receive fees from the Portfolio. PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 2006, transfer agency fees for each class of shares of the Portfolio were as follows:

                                              TRANSFER AGENCY      BASIS
                                                    FEE           POINTS
                                              ---------------    --------
             Bedford Class                      $ 5,908            0.44
             Sansom Street Class                 34,947            3.40

     PFPC Trust Company provides certain custodial services to the Portfolio. As compensation for such custodial services, PFPC Trust Company is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

                               ANNUAL RATE
             ------------------------------------------------
             0.025% of first $50 million of gross assets; 0.020% of next $50 million of gross assets; 0.015% of gross assets in excess of $100 million.

     The Portfolio, on behalf of each class of shares of the Portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The Portfolio has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 2006




2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to 0.65% on an annualized basis for the Bedford Class and up to 0.05% on an annualized basis for the Sansom Street Class. For the year ended August 31, 2006, distribution fees paid to PFPC Distributors for each class were as follows:

                                                     GROSS                                     NET
                                                 DISTRIBUTION                             DISTRIBUTION
                                                      FEE                WAIVER                FEE
                                                 --------------       --------------     --------------
               Bedford Class                        $866,806            $(36,702)           $830,104
               Sansom Street Class                    51,397             (29,833)             21,564
                                                    --------            --------            --------
               Total Money Market Portfolio         $918,203            $(66,535)           $851,668
                                                    ========            ========            ========

     The Portfolio has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of 0.10% of the daily net asset value of such shares. For the year ended August 31, 2006, service organization fees were $1,945 for the Portfolio.

     As of August 31, 2006, the Portfolio owed PFPC and its affiliates $88,915 for their services.

3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                         BEDFORD CLASS
                                                              -----------------------------------
                                                                  FOR THE             FOR THE
                                                                YEAR ENDED          YEAR ENDED
                                                              AUGUST 31, 2006     AUGUST 31, 2005
                                                              ---------------     --------------
                                                                   VALUE               VALUE
                                                              ---------------     --------------
     Shares sold                                               $ 506,580,146       $ 442,206,980
     Shares issued on reinvestment of dividends                    5,326,071           1,524,066
     Shares repurchased                                         (470,739,390)       (406,236,164)
                                                               -------------       -------------
     Net Increase/(Decrease)                                    $ 41,166,827        $ 37,494,882
                                                               -------------       -------------
     Bedford Shares authorized                                 1,500,000,000       1,500,000,000
                                                               =============       =============


                                                                      SANSOM STREET CLASS
                                                              -----------------------------------
                                                                 FOR THE             FOR THE
                                                                YEAR ENDED          YEAR ENDED
                                                              AUGUST 31, 2006     AUGUST 31, 2005
                                                              ---------------     --------------
                                                                   VALUE               VALUE
                                                              ---------------     --------------
     Shares sold                                              $1,554,920,729      $1,616,798,271
     Shares issued on reinvestment of dividends                      146,903             135,455
     Shares repurchased                                       (1,626,850,712)     (1,671,000,372)
                                                              --------------      --------------
     Net Increase/(Decrease)                                  $  (71,783,080)     $  (54,066,646)
                                                              --------------      --------------
     Sansom Street Shares authorized                           1,500,000,000       1,500,000,000
                                                              ==============      ==============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 2006


4. NET ASSETS

     At August 31, 2006, net assets consisted of the following:


                                                               MONEY MARKET
                                                                PORTFOLIO
                                                              --------------
Paid-in capital                                                 $166,186,589
Accumulated net realized loss on investments                          (4,778)
                                                                ------------
   Total net assets                                             $166,181,811
                                                                ============


5. FEDERAL INCOME TAX INFORMATION

     For federal income tax purposes, realized capital losses may be carried forward and applied against future realized gains. At August 31, 2006, the Portfolio had capital loss carryforwards of $4,504 of which $3,587 will expire on August 31, 2013 and $917 will expire on August 31, 2014 to offset future realized capital gains.

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2006 the Portfolio incurred post-October capital losses of $1,104. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains are reported as ordinary income for federal tax purposes.

     The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                                 ORDINARY          LONG-TERM
                                                  INCOME             GAINS
                                                ----------         ---------
                  2006                          $9,453,852            $ --
                  2005                           4,297,524              --

6. NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Portfolio, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio's financial statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                AUGUST 31, 2006




NOTE 7. SUBSEQUENT EVENT (UNAUDITED)

     On September 29, 2006, Merrill Lynch & Co., Inc. ("Merrill Lynch") contributed its asset management business, Merrill Lynch Investment Managers, to BlackRock, Inc. ("BlackRock"), the parent company of BIMC (the "Transaction"). As a result of the Transaction, Merrill Lynch has a 49.80% economic interest and 45% voting interest in BlackRock and The PNC Financial Services Group, Inc., which held a majority interest in BlackRock prior to the Transaction, has approximately a 34% economic and voting interest in BlackRock. Under the 1940 Act, the Transaction may be considered an assignment of the Fund's Investment Advisory and Administration Agreement with BIMC, resulting in the Agreement's automatic termination. On September 29, 2006, the Company entered into an Interim Investment Advisory and Administration Agreement with BIMC with respect to the Portfolio (the "Interim Advisory Agreement"). The Interim Advisory Agreement will remain in effect for up to 150 days while the Portfolio seeks shareholder approval of a new Investment Advisory and Administration Agreement with BIMC (the "New Advisory Agreement"). As required by the 1940 Act, BIMC's fees under the Interim Advisory Agreement will be placed in an escrow account with the Portfolio's custodian. If the Portfolio's shareholders approve the New Advisory Agreement within 150 days of the date of the Interim Advisory Agreement, such approval will be viewed as implicit approval of the Interim Advisory Agreement by shareholders and BIMC will receive any fees paid in to the escrow account, including interest earned. If shareholders of the Portfolio do not approve the New Advisory Agreement within 150 days of the date of the Interim Advisory Agreement, then BIMC will be paid, out of the escrow account, the lesser of: (i) any costs incurred in performing the Interim Advisory Agreement, plus interest earned on the amount while in escrow; or (ii) the total amount in the escrow account, plus interest earned on the amount while in escrow. The Interim Advisory Agreement and the New Advisory Agreement were approved by the Board of Directors of the Company, including a majority of those Directors who are not "interested persons" of the Company or BIMC, at a meeting held on May 25, 2006. A Special Meeting of Shareholders in connection with the approval of the New Advisory Agreement has been called for October 20, 2006.

     As a result of the automatic termination of the Portfolio's Advisory and Administration Agreement with BIMC, the Delegation Agreement between the Company, BIMC and PFPC also terminated. As of September 29, 2006, the parties entered into an Interim Delegation Agreement. The Interim Delegation Agreement provides that (a) any fees payable to PFPC pursuant to the terms of the Agreement will be paid to PFPC when BIMC is paid its fees under the Interim Advisory Agreement, (b) if shareholders of the Portfolio do not approve the New Advisory Agreement within 150 days of the Interim Delegation Agreement, PFPC shall receive from BIMC the lesser of (i) all costs incurred by PFPC in performing the Interim Delegation Agreement plus interest earned on such amount while in escrow, or (ii) the total amount of the fees payable to PFPC pursuant to the Interim Delegation Agreement plus interest earned on such amount, and (c) the Interim Delegation Agreement will automatically terminate upon termination of the Interim Advisory Agreement. If the Interim Advisory Agreement terminates as a result of shareholder approval of the New Advisory Agreement, the Company, BIMC and PFPC will enter into a new Delegation Agreement. The Interim Delegation Agreement and the new Delegation Agreement were approved by the Company's Board of Directors, including a majority of those Directors who are not interested persons of the Company or BIMC, at a special meeting held on September 25, 2006.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statement of net assets of Money Market Portfolio, a series of The RBB Fund, Inc., (the "Portfolio"), as of August 31, 2006 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Portfolio for the years ended August 31, 2002 and August 31, 2003 were audited by other auditors whose report, dated October 27, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio as of August 31, 2006, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.




DELOITTE & TOUCHE LLP



Philadelphia, Pennsylvania
October 17, 2006

                             ADDITIONAL INFORMATION
                                   (UNAUDITED)



PROXY VOTING

     Policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the number shown below and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

     Bedford                  (800) 888-9723
     Samsom Street            (888) 261-4073


QUARTERLY PORTFOLIO SCHEDULES

     The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

     As required by the 1940 Act, the Company's Board of Directors (the "Board"), including all of the Directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), considered at a meeting of the Board held on May 25, 2006 (the "Meeting"): 1) the renewal of the existing investment advisory and administration agreement between BIMC and the Company (the "Current Advisory Agreement") and the existing sub-advisory agreement between BIMC and PNC Bank, N.A. (the "Sub-Advisory Agreement") on behalf of the Portfolio (the "Portfolio"), and 2) the approval of an interim investment advisory and administration agreement (the "Interim Advisory Agreement") and a new investment advisory and administration agreement (the "New Advisory Agreement"), each between BIMC and the Company on behalf of the Portfolio. The Current Advisory Agreement, the Sub-Advisory Agreement, the Interim Advisory Agreement and the New Advisory Agreement are collectively referred to as the "Advisory Agreements." At the Meeting, the Board approved the continuation of the Current Advisory Agreement and the Sub-Advisory Agreement for an additional one-year term and approved the Interim Advisory Agreement and New Advisory Agreement. The Board approved the Interim Advisory Agreement and the New Advisory Agreement because Merrill Lynch & Co., Inc. proposed to contribute its investment management business, Merrill Lynch Investment Managers, to BlackRock Inc., the parent company of BIMC (the "Transaction"), which may be considered to cause an "assignment" (as defined in the 1940 Act) and termination of the Current Advisory Agreement. The New Advisory Agreement is subject to approval by shareholders of the Portfolio and, if so approved, will continue in effect until August 31, 2007. The Interim Advisory Agreement will be in effect from the closing of the Transaction until shareholder approval of the New Advisory Agreement is obtained. The Interim Advisory Agreement can remain in effect for up to 150 days from the date of the closing of the Transaction while the Portfolio seeks shareholder approval of the New Advisory Agreement. At the Meeting, the Board terminated the Sub-Advisory Agreement as of the effective date of the New Advisory Agreement. The Board's decision to approve the Advisory Agreements reflects the exercise of its business judgment to continue, substantially in its present form, the existing arrangement. In approving the Advisory Agreements, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

                                   (UNAUDITED)



     In considering the renewal of the Current Advisory Agreement and the Sub-Advisory Agreement and the re-approval of the Interim Advisory Agreement and New Advisory Agreement, the Directors took into account all the materials provided prior to and during the meeting, the presentations made during the Meeting, and the discussions during the meeting. The Directors discussed the materials from the Adviser mailed in advance of the meeting that addressed most, if not all, of the factors listed below. The Adviser also made a presentation during the meeting and responded to questions from the Directors. Among other things, the Directors considered (i) the nature, extent, and quality of the Adviser's services provided to the Portfolio; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser's investment philosophies and processes; (iv) the Adviser's assets under management and client descriptions; (v) the Adviser's soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the Adviser's current and proposed advisory fee arrangements with the Company and other similarly managed clients; (vii) the Adviser's compliance procedures;
(viii) the Adviser's financial information, insurance coverage and profitability analysis related to providing advisory services to the Portfolio; (ix) the extent to which economies of scale are relevant to the Portfolio; (x) a report prepared by Lipper, Inc. ("Lipper") comparing the Fund's management fees and total expense ratio to those of its Lipper peer group and comparing the performance of the Fund to that of its Lipper peer group and (xi) a report comparing the performance of the Portfolio to the performance of its benchmark. No one factor was determinative in the Board's consideration of the Advisory Agreements.

     The Directors then met in executive session with counsel to discuss and consider information presented in connection with the continuation of the Current Advisory Agreement and the Sub-Advisory Agreement and the approval of the Interim Advisory Agreement and the New Advisory Agreement as well as the Directors' responsibilities and duties in approving the Advisory Agreements.

     The Directors considered that the Portfolio's contractual management fees for the Bedford class were the same as that of its Lipper peer group median, that the contractual management fees for its Sansom Street class were higher in comparison to that of its Lipper peer group median, and that both Classes' actual management fees were less than that of their respective Lipper peer group median. The Directors noted that the actual management fees paid to BIMC by the Portfolio compare favorably to the fees paid to BIMC for managing assets for other registered investment company clients (after waivers) with investment objectives similar to that of the Portfolio. The Directors noted that the Portfolio's actual total expenses were the same as the Bedford class Lipper peer group median and lower than those of the Sansom Street class Lipper peer group median. The Directors noted the Portfolio's performance with respect to both the Bedford class and the Sansom Street class for each period exceeded the performance of the Lipper performance universe median, except for the 10 year total return of the Portfolio's Bedford class which equaled the total return of its Lipper performance universe median. The Directors then determined that the nature, extent and quality of services provided by BIMC in advising the Portfolio was satisfactory; the losses incurred by BIMC in providing the services were acceptable; and the benefits derived by BIMC from managing the Fund, including the method BIMC uses to select brokers, seemed reasonable. The Directors also discussed economies of scale associated with asset growth and decline of each class of the Portfolio and noted that the breakpoints in the BIMC contractual advisory fee would benefit investors if assets were to increase.

     In addition to the foregoing, in connection with the approval of the Interim Advisory Agreement, the Directors determined that the scope and quality of services to be provided to the Portfolio under the Interim Advisory Agreement will

                       ADDITIONAL INFORMATION (CONCLUDED)
                                   (UNAUDITED)



be at least equivalent to the scope and quality of services provided under the Current Advisory Agreement and that the Interim Advisory Agreement met all of the requirements of Rule 15a-4 under the 1940 Act. Also, in connection with the approval of the New Advisory Agreement, the Directors considered that the services to be provided under the New Advisory Agreement were substantially the same as those provided under the Current Advisory Agreement and concluded that such services were satisfactory; that it was not anticipated that there would be any changes to the BIMC personnel providing services to the Portfolio; and that the New Advisory Agreement would not result in any change to the contractual advisory fees payable to BIMC and that such advisory fees were fair and reasonable.

     Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the advisory fee structure was reasonable and determined that the Current Advisory Agreement and the Sub-Advisory Agreement be continued for another one year period, ending August 16, 2007, and that the Interim Advisory Agreement and New Advisory Agreement be approved.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                                FUND MANAGEMENT
                                  (UNAUDITED)



     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The statement of additional information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (888) 520-3277.



                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                          TERM OF OFFICE        PRINCIPAL OCCUPATION(S)      FUND COMPLEX          OTHER
 NAME, ADDRESS,        POSITION(S) HELD   AND LENGTH OF         DURING PAST 5 YEARS          OVERSEEN BY        DIRECTORSHIPS
 AND DATE OF BIRTH        WITH FUND       TIME SERVED (1)                                      DIRECTOR*     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                   DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky        Director      1988 to present      Since 1969, Director and Vice       17         Director, Comcast
 Comcast Corporation                                         Chairman, Comcast Corporation                  Corporation
 1500 Market Street,                                         (cable television and
 35th Floor                                                  communications); Director,
 Philadelphia, PA 19102                                      NDS Group PLC (provider of
 DOB: 7/16/33                                                systems and applications for
                                                             digital pay TV).
------------------------------------------------------------------------------------------------------------------------------------
 Nicholas A. Giordano     Director      Since 2006           Consultant, financial               17         Kalmar Pooled Investment
 103 Bellevue Parkway                                        services organizations from                    Trust; WT Mutual Fund;
 Wilmington, DE 19809                                        1997 to present.                               Independence Blue Cross;
 DOB: 3/7/43                                                                                                IntriCon Corporation
                                                                                                            (industrial furnaces and
                                                                                                            ovens)
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay         Director      1988 to present      Since 2000, Vice President,         17         None
 Fox Chase Cancer Center                                     Fox Chase Cancer Center
 333 Cottman Avenue                                          (biomedical research and
 Philadelphia, PA 19111                                      medical care).
 DOB: 12/6/35
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale.
1 Subject to the Company's Retirement Policy, each Director, except Messrs. Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          FUND MANAGEMENT (CONTINUED)
                                  (UNAUDITED)



                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                          TERM OF OFFICE        PRINCIPAL OCCUPATION(S)      FUND COMPLEX          OTHER
 NAME, ADDRESS,        POSITION(S) HELD   AND LENGTH OF         DURING PAST 5 YEARS          OVERSEEN BY        DIRECTORSHIPS
 AND DATE OF BIRTH        WITH FUND       TIME SERVED (1)                                      DIRECTOR*     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                   DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman         Director      1991 to present    Director, Gabelli Group             17         None
 106 Pierrepont Street                                       Capital Partners, L.P. (an
 Brooklyn, NY 11201                                          investment partnership) from
 DOB: 5/21/48                                                2000-2006.
------------------------------------------------------------------------------------------------------------------------------------
 Mark A. Sargent            Director      Since 2006         Dean and Professor of Law,          17         Director, WT Mutual Fund
 Villanova University                                        Villanova University School
 School of Law                                               of Law since July 1997.
 299 North Spring
 Mill Road
 Villanova, PA 19085
 DOB: 4/28/51
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg        Director      1991 to present    Since 1974, Chairman,               17         Director, Moyco
 Moyco Technologies, Inc.                                    Director and President, Moyco                  Technologies, Inc.
 200 Commerce Drive                                          Technologies, Inc.
 Montgomeryville, PA 18936                                   (manufacturer of precision
 DOB: 3/24/34                                                coated and industrial
                                                             abrasives). Since 1999,
                                                             Director, Pennsylvania
                                                             Business Bank.
------------------------------------------------------------------------------------------------------------------------------------
 Robert A. Straniere        Director      Since 2006         Member, New York State              17         Director, Reich and Tang
 300 East 57th Street                                        Assembly (1981- 2004);                         Group; Director, The
 New York, NY 10022                                          Founding Partner, Straniere                    Sparx Japan Fund
 DOB: 3/28/41                                                Law Firm (1980 to date);
                                                             Partner, Gotham Strategies
                                                             (consulting firm) (2005 to
                                                             date); Partner, The Gotham
                                                             Global Group (consulting
                                                             firm) (2005 to date);
                                                             President, The New York City
                                                             Hot Dog Company (2005 to
                                                             date); and Director, Weiss,
                                                             Peck & Greer Fund Group
                                                             (1992-2005); Kantor, Davidoff
                                                             (law firm) (2006 to date).
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale.
1 Subject to the Company's Retirement Policy, each Director, except Messrs.
  Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          FUND MANAGEMENT (CONTINUED)
                                  (UNAUDITED)


                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                          TERM OF OFFICE        PRINCIPAL OCCUPATION(S)      FUND COMPLEX          OTHER
 NAME, ADDRESS,        POSITION(S) HELD   AND LENGTH OF         DURING PAST 5 YEARS          OVERSEEN BY        DIRECTORSHIPS
 AND DATE OF BIRTH        WITH FUND       TIME SERVED (1)                                      DIRECTOR*     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED DIRECTORS(2)
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky         Director      1991 to present      Since July 2002, Senior Vice        17         Director, Kensington
 Oppenheimer & Company,                                      President and prior thereto,                   Funds
 Inc.                                                        Executive Vice President of
 200 Park Avenue                                             Oppenheimer & Co., Inc.,
 New York, NY 10166                                          formerly Fahnestock & Co.,
 DOB: 4/16/38                                                Inc. (a registered
                                                             broker-dealer). Since
                                                             November 2004, Director of
                                                             Kensington Funds.
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall       Director      2002 to present      Director of PFPC Inc. from          17         Director, Cornerstone
 103 Bellevue Parkway                                        January 1987 to April 2002,                    Bank
 Wilmington, DE 19809                                        Chairman and Chief Executive
 DOB: 9/25/38                                                Officer of PFPC Inc. until
                                                             April 2002, Executive Vice
                                                             President of PNC Bank,
                                                             National Association from
                                                             October 1981 to April 2002,
                                                             Director of PFPC
                                                             International Ltd. (financial
                                                             services) from August 1993 to
                                                             April 2002, Director of PFPC
                                                             International (Cayman) Ltd.
                                                             (financial services) from
                                                             September 1996 to April 2002;
                                                             Governor of the Investment
                                                             Company Institute (investment
                                                             company industry trade
                                                             organization) from July 1996
                                                             to January 2002; Director of
                                                             Haydon Bolts, Inc. (bolt
                                                             manufacturer) and Parkway
                                                             Real Estate Company
                                                             (subsidiary of Haydon Bolts,
                                                             Inc.) since 1984; and
                                                             Director of Cornerstone Bank
                                                             since March 2004.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale.
 1 Subject to the Company's Retirement Policy, each Director, except Messrs.
   Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.
 2 Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr. Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation, the investment adviser to the Company's Senbanc Fund, Hilliard Lyons Research Advisors, a division of J.J.B. Hilliard, W.L. Lyons, Inc. and the Company's principal underwriter, PFPC Distributors, Inc., are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          FUND MANAGEMENT (CONCLUDED)
                                  (UNAUDITED)



                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                          TERM OF OFFICE        PRINCIPAL OCCUPATION(S)      FUND COMPLEX          OTHER
 NAME, ADDRESS,        POSITION(S) HELD   AND LENGTH OF         DURING PAST 5 YEARS          OVERSEEN BY        DIRECTORSHIPS
 AND DATE OF BIRTH        WITH FUND       TIME SERVED (1)                                      DIRECTOR*     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                         OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach          President     1991 to present and  Certified Public Accountant;        N/A        N/A
 103 Bellevue Parkway     and           1988 to present      Vice Chairman of the Board,
 Wilmington, DE 19809     Treasurer                          Fox Chase Cancer Center;
 DOB: 6/29/24                                                Trustee Emeritus,
                                                             Pennsylvania School for the
                                                             Deaf; Trustee Emeritus,
                                                             Immaculata University;
                                                             Managing General Partner,
                                                             President since 2002,
                                                             Treasurer since 1981 and
                                                             Chief Compliance Officer
                                                             since September 2004 of
                                                             Chestnut Street Exchange
                                                             Fund.
------------------------------------------------------------------------------------------------------------------------------------
 Tina M. Payne            Secretary     2004 to present      Since 2003, Vice President          N/A        N/A
 301 Bellevue Parkway                                        and Associate Counsel, PFPC
 2nd Floor                                                   Inc. (financial services
 Wilmington, DE 19809                                        company); Associate,
 DOB: 5/19/74                                                Stradley, Ronon, Stevens &
                                                             Young, LLC (law firm) from
                                                             2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
 Salvatore Faia, Esquire, Chief         2004 to present      President, Vigilant                 N/A        N/A
 CPA                      Compliance                         Compliance Services since
 Vigilant Compliance      Officer                            2004; Senior Legal Counsel,
 Services                                                    PFPC Inc. from 2002 to 2004;
 186 Dundee Drive,                                           Chief Legal Counsel, Corviant
 Suite 700                                                   Corporation (Investment
 Williamstown, NJ 08094                                      Adviser, Broker-Dealer and
 DOB: 12/25/62                                               Service Provider to
                                                             Investment Advisers and
                                                             Separate Account Providers)
                                                             from 2001 to 2002.
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02866

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

                               [GRAPHIC OMITTED]
                             N/I NUMERIC INVESTORS
                                      FAMILY OF FUNDS

                             N/I NUMERIC INVESTORS
                              Emerging Growth Fund

                             N/I NUMERIC INVESTORS
                                  Growth Fund

                             N/I NUMERIC INVESTORS
                                  Mid Cap Fund

                             N/I NUMERIC INVESTORS
                              Small Cap Value Fund


                                  Annual Report
                                August 31, 2006

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS


                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                                  ANNUAL REPORT
                                   (UNAUDITED)


Dear Shareholder:

We are pleased to provide you with the 2006 Annual Report on the performance of the N/I NUMERIC INVESTORS FAMILY OF FUNDS (each, a "Fund" and collectively, the "Funds") for the fiscal year ended August 31, 2006.

INVESTMENT DISCUSSION
The table below compares the returns of our four Funds with the returns of their respective benchmarks for several periods all ended on August 31, 2006.


                                                            TOTAL RETURNS
------------------------------------------------------------------------------------------------------------------------------------
                                                                  THREE YEARS        FIVE YEARS         TEN YEARS          AVERAGE
                              SIX MONTHS         ONE YEAR            ENDED             ENDED              ENDED            ANNUAL
                                 ENDED            ENDED         AUGUST 31, 2006   AUGUST 31, 2006    AUGUST 31, 2006   RETURN SINCE
                            AUGUST 31, 2006   AUGUST 31, 2006      ANNUALIZED        ANNUALIZED         ANNUALIZED       INCEPTION*
                            ---------------   ---------------   ---------------   ---------------    ---------------   -------------
EMERGING GROWTH FUND            (3.03)%            +9.59%            +15.88%          +14.10%            +16.67%           +15.91%
Russell 2000(R) Growth Index    (5.09)%            +6.00%            +10.61%           +6.20%             +4.48%            +3.10%
Difference                      +2.06%             +3.59%             +5.27%           +7.90%            +12.19%           +12.81%

GROWTH FUND                     (3.38)%            +5.51%            +13.74%          +10.11%             +9.62%            +9.23%
Russell 2500(R) Growth Index    (4.65)%            +6.06%            +11.58%           +6.91%             +6.76%            +5.67%
Difference                      +1.27%             (0.55)%            +2.16%           +3.20%             +2.86%            +3.56%

MID CAP FUND                    +0.27%            +12.10%            +18.21%          +12.02%            +13.76%           +12.99%
Russell Mid Cap(R) Index        +0.13%             +9.05%            +17.03%          +11.49%            +12.28%           +11.61%
S&P MidCap 400(R) Index**       (2.46)%            +6.66%            +14.39%           +9.97%            +13.77%           +13.09%
Difference (Russell
   Mid Cap(R) Index)            +0.14%             +3.05%             +1.18%           +0.53%             +1.48%            +1.38%

SMALL CAP VALUE FUND            +1.71%            +11.76%            +19.71%          +18.56%            N/A               +19.38%
Russell 2000(R) Value Index     +3.60%            +12.72%            +18.20%          +14.03%            N/A               +13.36%
Difference                      (1.89)%            (0.96)%            +1.51%           +4.53%            N/A                +6.02%

* Inception Dates: June 3, 1996 for all Funds except Small Cap Value Fund, which launched on November 30, 1998.
** Effective  November  12, 2004 the  benchmark  index has changed  from the S&P
   MidCap 400(R) Index to the Russell MidCap(R) Index; the Russell MidCap(R) Index more appropriately reflects the types of securities held in the Fund and provides the best comparative performance information.

----------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED AT WWW.NUMERIC.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE INDICES ARE UNMANAGED INDICES THAT ARE NOT AVAILABLE FOR DIRECT INVESTMENT. SMALL AND MID-SIZED COMPANY STOCKS ARE GENERALLY MORE VOLATILE THAN LARGE COMPANY STOCKS.

The N/I NUMERIC INVESTORS FAMILY OF FUNDS posted mixed results during the six-month period ended August 31, 2006. The two funds which experienced negative total returns during the period, namely the Emerging Growth Fund and the Growth Fund, posted positive benchmark-relative returns of 2.06% and 1.27%, respectively. On the opposite side of the spectrum, the Small Cap Value Fund realized a 1.71% return over the period, but trailed its benchmark by 1.89%. Finally, the Mid Cap Fund had a total return of 0.27%, aided by 0.14% of benchmark-relative return.

For the full fiscal year period, all four funds had significant positive total returns, led by the Mid Cap Fund which appreciated 12.10% during the year. Furthermore, the Mid Cap and Emerging Growth Funds added significant value above the returns of their respective benchmarks. The Small Cap Value and Growth Funds, while both experiencing positive total returns for the fiscal year, trailed their respective benchmarks during the fiscal year by 0.96% and 0.55%, respectively.

The broad equity market, as measured by the Russell 3000(R) Index, was once again firm over the recent six-month period. The Russell 3000(R) Index appreciated in four of the six months, with the only significant decline coming during the month of May. Equity markets got off to a strong start this six-month period, posting uniformly robust returns during the month of March. During March, investors demonstrated an apparent willingness to assume more risk. The yield of 10 year Treasuries, a traditional risk haven, increased by about 30 bps during the month following their sell-off. The general tone and indication of economic data continued to point to a healthy economic outlook, including stronger than expected manufacturing and relatively benign inflation readings. Even the Federal Reserve's 25bps rate increase, along with their somewhat hawkish language regarding the outlook for inflation, while initially being met by an equity market sell-off, were immediately disregarded by investors.

The tone appears to have completely changed during the last five months of the Funds fiscal year, with investors in large part seeking to shed risk, sometimes aggressively. Beginning in April, the market appeared to be transitioning its focus from inflation fears to concerns over a "soft landing" versus a recession. Specifically, economic releases over the next five months became decidedly mixed, indicating that economic growth is indeed slowing down. These included a declining Leading Economic Indicators Index; a significant slow-down in the housing sector, prompting many to become concerned that an extended housing decline could drag the entire economy down with it; declining consumer confidence; disappointing retail sales; and declining durable goods orders. This backdrop of a slowing economy was combined with what appeared to be accelerating inflation measures during the month of May, ultimately leading to a sharp equity sell-off during that month. May also represented the month where investors, having been unnerved by the economic data, sought to aggressively shed risk. A comparable aggressive risk aversion was seen during July, driven by similar economic concerns combined with escalating tensions between Israel and Lebanon.

The Federal Reserve, after raising rates three times (in each instance by 25bps) during this semi-annual period, decided to pause its tightening cycle during August; something not seen in over two years. This pause was welcomed by investors and helped fuel an equity market rally, albeit with customarily modest August volumes. The Fed Funds rate, following the additional three hikes during this six-month period, stands at 5.25%. This compares with the 1% rate last seen in June 2004, before the "measured pace policy" of the Fed began. More importantly, these 17 rate increases by the Federal Reserve, each by 25 bps, have been met with fairly stubborn rates at the long-end of the yield curve, such as the 10-yr bond. Specifically, the 10-yr yield of about 4.75% at the end of this semi-annual period is very close to the level seen back in June 2004. This combination of rising short rates and resilient long rates has led to an inversion of the yield curve; traditionally a harbinger of a recession.

Inspecting the market's return in greater detail during the past six months reveals that investors indeed became more risk averse. Reversing a trend that has been in place for some time, large caps led small caps over this six-month period. Using the Russell style indices, during this period mega caps outperformed large caps, which outpaced midcaps, which in turn outperformed small caps. The spread was over 4% in favor of mega caps over small caps. In addition, a significant preference was shown for value stocks over growth stocks, across all capitalization ranges, during the most recent period. The smallest spread was seen in midcaps, where value outpaced growth by over 7.2%. Over the full fiscal year, investors demonstrated very little discrimination amongst capitalization groupings, but the value over growth preference remained robust - ranging from about 6.3% to 11.6%, depending on capitalization.

As you will recall, we construct our portfolios using a bottom-up stock selection process that is based on our proprietary quantitative stock-selection models. These models allow us to formulate a view on the fair price for a stock, considering its growth and stability, and take into account analysts' estimate revisions, and the quality of a company's earnings. In addition, while always seeking to have strong absolute performance, we are primarily focused on the benchmark-relative return of each Fund. For this reason, we seek to mitigate unnecessary risks by managing portfolios that are effectively economic-sector neutral with respect to their benchmark. Namely, we seek to maintain sector weights that are only a few percentage points away from their respective benchmark sector weights. Furthermore, we try to avoid large stock-specific risk by broadly diversifying the portfolio across many stocks and by preventing any one holding from exceeding approximately 2% of a Fund's overall weight.

An attribution analysis of each Fund's return over the past six-month period reveals that our information flow based models added value across the Fund family. In addition, for the Emerging Growth and Growth Funds, our Fair Value model was also productive. This model efficacy led to the benchmark relative out-performance of these funds. For the Mid Cap Fund, the tempered information flow based model strength was partially augmented by efficacy from our Far Value model. The end result was a slight out-performance of the benchmark by the Mid Cap Fund. Finally, for the Small Cap Value Fund, which trailed its benchmark during the period, the moderate strength of the information flow based models was unfortunately undone by significant weakness in our Fair Value model.

Examining an attribution analysis of each Fund's return over the full fiscal year period reveals that our information flow based models were very effective across the Fund family. This strength was either augmented by efficacy from our Fair Value model in the case of the Emerging Growth Fund, or overcame weakness from the Fair Value model in the case of the Mid Cap Fund. This combined strength led to the significant benchmark relative out-performance for these Funds over the full fiscal year. In the case of the Small Cap Value and Growth Funds, the strength in the information flow based models was unfortunately insufficient to overcome weakness from our Fair Value model, ultimately leading to their benchmark relative underperformance for the full fiscal year.

The following table summarizes which economic sectors were among the largest positive contributors to the benchmark relative return for each Fund during the recent six-month period ended August 31, 2006.


       FUND               LARGEST CONTRIBUTING SECTORS          SECTOR'S RETURN
       ----               ----------------------------          ---------------
Emerging Growth                 Consumer Cyclicals                    3.8%
                                     Energy                          21.0%

Growth                         Consumer Cyclicals                     6.1%
                                     Energy                          11.1%

Mid Cap                            Technology                         1.0%
                                    Utilities                        17.3%

Small Cap Value                Consumer Cyclicals                     6.0%
                                     Energy                          26.3%

The following table summarizes which economic sectors were among the largest positive contributors to the benchmark relative return for each Fund during the full fiscal year ended August 31, 2006.


       FUND               LARGEST CONTRIBUTING SECTORS          SECTOR'S RETURN
       ----               ----------------------------          ---------------

Emerging Growth                 Consumer Cyclicals                   13.5%
                                     Industrials                     24.5%

Growth                          Consumer Cyclicals                   18.8%
                               Consumer Non-Cyclicals                 7.3%

Mid Cap                         Consumer Cyclicals                    8.4%
                               Consumer Non-Cyclicals                20.8%

Small Cap Value                 Consumer Cyclicals                   18.7%
                                     Energy                          32.7%

Examining the benchmark relative return at the individual security level for the Growth Fund, the footwear and apparel company, Steven Madden Ltd, (+54bps contribution to the Fund's relative return), and the oil refiner, Frontier Oil (+48bps), were among the largest positive contributors to the Fund's benchmark relative return during the full fiscal year. The largest detractors over the fiscal year included The Mills Corp (-59bps), a regional mall real-estate investment trust ("REIT") company, and Navistar International (-25bps), a medium and heavy truck manufacturer.

The Emerging Growth Fund's largest positive contributors to relative return during the fiscal year included the wire and cable products company, Insteel Industries (+70bps), and the retail pawn shop, EZCORP, Inc. (+55bps). On the downside, Rewards Network, Inc. (-38bps), a commercial services company, and Glenayre Technologies (-32bps), a wireless telecommunications equipment manufacturer, were among the largest detractors to the relative return.

Considering the Mid Cap Fund, the largest contributors to the relative return for the fiscal year included the hard disk drive manufacturer, Seagate Technology (+59bps), and the recruitment and marketing services company, Monster Worldwide Inc. (+50bps). The Mills Corp (-75bps), a regional mall REIT company, and Foundry Networks Inc. (-29bps), a computer networking products company, were among the largest detractors from the Fund's relative return.

Finally, for the Small Cap Value Fund, the largest positive contributors to relative return for the full fiscal year included the oil refiner, Frontier Oil Corp (+76bps), and the heavy machining equipment manufacturer, JLG Industries (+75bps). The holdings which most negatively impacted the relative return included The Mills Corp (-61bps), a regional mall REIT company, and Nash Finch (-38bps), the food wholesaler and distributor.

Thank you for being a shareholder in the N/I NUMERIC INVESTORS FAMILY OF FUNDS. We are grateful for your business and for the confidence you have placed in us to manage a portion of your wealth. While it is difficult to predict the direction of the market in any given period, the present being no different, we continue to remain focused on our disciplined investment process, seeking reasonable valuations in the presence of positive catalysts. We continue to remain confident that we have designed an investment process which should add value, for you our shareholders, over the long term.

Sincerely,


/s/ Langdon B. Wheeler                              /s/ Joseph J. Schirripa
----------------------                              -----------------------
Langdon B. Wheeler, CFA                             Joseph Schirripa, CFA
Chief Investment Officer and Chairman of            Co-Portfolio Manager
   the Board of Directors                           n/i Mid Cap Fund
Numeric Investors LLC


----------
For more information regarding the holdings of the N/I NUMERIC INVESTORS FAMILY OF FUNDS, please refer to the Portfolio of Investments on pages 15-33. Portfolio holdings may be subject to change at any time. In addition to historical information, this report contains forward-looking statements that may concern, among other things, the domestic market, industry and economic trends and developments and government regulation and their potential impact on each Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Funds could be materially different from those projected, anticipated or implied. The Funds have no obligation to update or revise forward-looking statements.

Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   (unaudited)

             Comparison of Change in Value of $10,000 Investment in
   N/I NUMERIC INVESTORS Emerging Growth Fund vs. Russell 2000(R) Growth Index


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                      Emerging Growth Fund       Russell 2000(R) Growth Index
                      --------------------       ----------------------------
  6/3/96                     $10,000                       $10,000
 8/31/96                       9,725                         8,816
11/30/96                      11,392                         9,117
 2/28/97                      11,426                         8,952
 5/31/97                      12,194                         9,459
 8/31/97                      15,405                        10,589
11/30/97                      15,547                        10,491
 2/28/98                      16,354                        11,272
 5/31/98                      16,189                        10,958
 8/31/98                      12,210                         7,804
11/30/98                      16,225                         9,745
 2/28/99                      16,109                        10,089
 5/31/99                      17,589                        11,373
 8/31/99                      19,058                        11,168
11/30/99                      20,975                        12,909
 2/29/00                      27,971                        18,544
 5/31/00                      24,620                        13,612
 8/31/00                      29,429                        15,532
11/30/00                      22,518                        11,100
 2/28/01                      22,942                        10,987
 5/31/01                      24,382                        11,470
 8/31/01                      23,496                        10,105
11/30/01                      23,035                        10,065
 2/28/02                      23,828                         9,644
 5/31/02                      25,379                         9,656
 8/31/02                      21,798                         7,475
11/30/02                      22,296                         8,009
 2/28/03                      20,875                         7,060
 5/31/03                      24,954                         8,730
 8/31/03                      29,181                        10,085
11/30/03                      33,555                        11,027
 2/29/04                      36,748                        11,640
 5/31/04                      35,186                        11,328
 8/31/04                      32,890                        10,425
11/30/04                      38,235                        12,222
 2/28/05                      39,105                        12,256
 5/31/05                      37,621                        11,825
 8/31/05                      41,460                        12,876
11/30/05                      42,719                        13,205
 2/28/06                      46,855                        14,381
 5/31/06                      46,824                        13,978
 8/31/06                      45,435                        13,649


----------
The chart assumes a hypothetical $10,000 initial investment in the Fund on June 3, 1996 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.


--------------------------------------------------------------------------------
                                                Value on
                                            August 31, 2006
                                            ---------------
            Emerging Growth Fund                 $45,435
            Russell 2000(R) Growth Index         $13,719
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               Total Returns For the Period Ended August 31, 2006

                                               AVERAGE ANNUAL
                             ---------------------------------------------------
                             ONE YEAR  FIVE YEARS  TEN YEARS  SINCE INCEPTION(1)
                             --------  ----------  ---------  ------------------
Emerging Growth Fund           9.59%      14.10%     16.67%         15.91%
Russell 2000(R) Growth Index   6.00%       6.20%      4.48%          3.10%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. AN EXPENSE LIMITATION WAS IN PLACE FOR THE FUND FROM JUNE 3, 1996 (INCEPTION) THROUGH AUGUST 31, 2005. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-800-348-5013 OR VISIT OUR WEB SITE AT WWW.NUMERIC.COM.

(1) FOR THE PERIOD JUNE 3, 1996 (COMMENCEMENT OF OPERATIONS) THROUGH AUGUST 31, 2006.

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                   GROWTH FUND
                                   (unaudited)

             Comparison of Change in Value of $10,000 Investment in
       N/I NUMERIC INVESTORS Growth Fund vs. Russell 2500(R) Growth Index

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                           Growth Fund            Russell 2500 Growth Index
                           -----------            -------------------------
  6/3/96                     $10,000                       $10,000
 8/31/96                       9,867                         9,144
11/30/96                      10,925                         9,673
 2/28/97                      10,575                         9,572
 5/31/97                      11,384                        10,060
 8/31/97                      13,585                        11,327
11/30/97                      13,402                        11,196
 2/28/98                      13,754                        11,954
 5/31/98                      13,112                        11,707
 8/31/98                       9,641                         8,434
11/30/98                      11,931                        10,490
 2/28/99                      12,040                        10,872
 5/31/99                      13,385                        12,414
 8/31/99                      14,731                        12,739
11/30/99                      16,999                        15,044
 2/29/00                      23,591                        22,342
 5/31/00                      20,133                        16,929
 8/31/00                      24,027                        19,890
11/30/00                      16,929                        14,128
 2/28/01                      15,982                        13,511
 5/31/01                      16,580                        14,249
 8/31/01                      15,269                        12,599
11/30/01                      15,079                        12,683
 2/28/02                      15,254                        12,016
 5/31/02                      15,808                        11,920
 8/31/02                      13,214                         9,478
11/30/02                      13,287                        10,126
 2/28/03                      12,471                         9,063
 5/31/03                      14,715                        11,041
 8/31/03                      16,798                        12,664
11/30/03                      19,289                        13,865
 2/29/04                      20,834                        14,593
 5/31/04                      19,959                        14,315
 8/31/04                      18,925                        13,244
11/30/04                      21,941                        15,178
 2/28/05                      22,392                        15,649
 5/31/05                      21,722                        15,354
 8/31/05                      23,427                        16,589
11/30/05                      23,868                        17,108
 2/28/06                      25,582                        18,453
 5/31/06                      24,925                        18,148
 8/31/06                      24,717                        17,596

The chart assumes a hypothetical $10,000 initial investment in the Fund on June 3, 1996 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.


--------------------------------------------------------------------------------
                                                Value on
                                            August 31, 2006
                                            ---------------

            Growth Fund                          $24,717
            Russell 2500(R) Growth Index         $17,596
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               Total Returns For the Period Ended August 31, 2006

                                               AVERAGE ANNUAL
                             ---------------------------------------------------
                             ONE YEAR  FIVE YEARS  TEN YEARS  SINCE INCEPTION(1)
                             --------  ----------  ---------  ------------------

Growth Fund                    5.51%      10.11%      9.62%         9.23%
Russell 2500(R) Growth Index   6.06%       6.91%      6.76%         5.67%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. AN EXPENSE LIMITATION WAS IN PLACE FOR THE FUND FROM JUNE 3, 1996 (INCEPTION) THROUGH AUGUST 31, 2005. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-800-348-5013 OR VISIT OUR WEB SITE AT WWW.NUMERIC.COM.

(1) FOR THE PERIOD JUNE 3, 1996 (COMMENCEMENT OF OPERATIONS) THROUGH AUGUST 31, 2006.

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                  MID CAP FUND

                                   (unaudited)

                    Comparison of Change in Value of $10,000
            Investment in N/I NUMERIC INVESTORS Mid Cap Fund vs. S&P
                 MidCap 400(R) Index and Russell MidCap(R) Index

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

               Mid Cap Fund      Russell MidCap Index      S&P MidCap 400 Index
               ------------      --------------------      --------------------
  6/3/96         $10,000             $10,000                    $10,000
 8/31/96           9,633               9,680                      9,713
11/30/96          11,158              10,863                     10,738
 2/28/97          11,334              11,138                     11,062
 5/31/97          12,397              11,728                     11,815
 8/31/97          14,364              12,978                     13,333
11/30/97          14,732              13,500                     13,688
 2/28/98          16,232              14,676                     15,103
 5/31/98          16,685              14,934                     15,350
 8/31/98          13,076              12,112                     12,084
11/30/98          15,492              14,427                     15,109
 2/28/99          16,128              14,738                     15,421
 5/31/99          18,003              16,276                     17,177
 8/31/99          18,518              15,962                     17,105
11/30/99          19,355              16,595                     18,336
 2/29/00          20,492              18,800                     20,199
 5/31/00          21,665              18,436                     20,862
 8/31/00          24,000              20,567                     23,903
11/30/00          20,723              18,164                     21,204
 2/28/01          20,783              18,651                     22,004
 5/31/01          21,521              19,344                     23,142
 8/31/01          19,819              17,898                     21,962
11/30/01          19,243              17,734                     21,576
 2/28/02          20,409              18,141                     22,601
 5/31/02          21,181              18,644                     23,697
 8/31/02          18,138              15,783                     19,935
11/30/02          17,812              16,094                     20,230
 2/28/03          16,683              14,948                     18,384
 5/31/03          19,489              17,674                     21,530
 8/31/03          21,167              19,241                     23,601
11/30/03          23,119              21,025                     25,867
 2/29/04          24,788              22,766                     27,519
 5/31/04          24,573              22,478                     27,284
 8/31/04          24,266              22,187                     26,533
11/30/04          27,656              24,973                     29,410
 2/28/05          28,295              26,176                     30,864
 5/31/05          28,635              26,345                     31,100
 8/31/05          31,188              28,280                     33,117
11/30/05          32,414              29,031                     34,249
 2/28/06          34,869              30,800                     36,213
 5/31/06          34,642              30,714                     35,940
 8/31/06          34,963              30,841                     35,321

The chart assumes a hypothetical $10,000 initial investment in the Fund on June 3, 1996 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment.

--------------------------------------------------------------------------------
                                                Value on
                                            August 31, 2006
                                            ---------------

               Mid Cap Fund                      $34,963
               Russell MidCap(R) Index(2)        $30,841
               S&P MidCap 400(R) Index(2)        $35,321
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               Total Returns For the Period Ended August 31, 2006

                                               AVERAGE ANNUAL
                             ---------------------------------------------------
                             ONE YEAR  FIVE YEARS  TEN YEARS  SINCE INCEPTION(1)
                             --------  ----------  ---------  ------------------
Mid Cap Fund                  12.10%      12.02%     13.76%         12.99%
Russell MidCap(R) Index(2)     9.05%      11.49%     12.28%         11.61%
S&P MidCap 400(R) Index(2)     6.66%       9.97%     13.77%         13.09%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. AN EXPENSE LIMITATION WAS IN PLACE FOR THE FUND FROM JUNE 3, 1996 (INCEPTION) THROUGH AUGUST 31, 2005. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-800-348-5013 OR VISIT OUR WEB SITE AT WWW.NUMERIC.COM.

(1) FOR THE PERIOD JUNE 3, 1996 (COMMENCEMENT OF OPERATIONS) THROUGH AUGUST 31, 2006.

(2) EFFECTIVE NOVEMBER 12, 2004 THE BENCHMARK INDEX HAS CHANGED FROM THE S&P MIDCAP 400(R) INDEX TO THE RUSSELL MIDCAP(R) INDEX; THE RUSSELL MIDCAP(R) INDEX MORE APPROPRIATELY REFLECTS THE TYPES OF SECURITIES HELD IN THE FUND AND PROVIDES THE BEST COMPARATIVE PERFORMANCE INFORMATION.

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                                   (unaudited)

             Comparison of Change in Value of $10,000 Investment in
   N/I NUMERIC INVESTORS Small Cap Value Fund vs. Russell 2000(R) Value Index

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                      Small Cap Value Fund       Russell 2000 Value Index
                      --------------------       ------------------------
11/30/98                     $10,000                       $10,000
 2/28/99                       9,383                         9,350
 5/31/99                      10,867                        10,430
 8/31/99                      10,717                        10,166
11/30/99                      10,044                         9,814
 2/29/00                       9,354                        10,452
 5/31/00                      10,773                        10,401
 8/31/00                      12,210                        11,556
11/30/00                      12,503                        11,217
02/28/01                      14,560                        12,747
05/31/01                      15,976                        13,461
08/31/01                      16,846                        13,641
11/30/01                      16,688                        13,347
02/28/02                      19,145                        14,440
05/31/02                      21,568                        15,536
08/31/02                      19,089                        12,877
11/30/02                      18,160                        13,106
02/28/03                      17,396                        11,783
05/31/03                      20,586                        14,371
08/31/03                      23,004                        15,926
11/30/03                      26,020                        17,681
 2/29/04                      28,516                        19,321
 5/31/04                      27,351                        18,799
 8/31/04                      27,941                        19,030
11/30/04                      32,166                        21,873
 2/28/05                      33,373                        21,957
 5/31/05                      32,595                        21,639
 8/31/05                      35,309                        23,332
11/30/05                      35,886                        23,736
 2/28/06                      38,796                        25,498
 5/31/06                      39,160                        25,695
 8/31/06                      39,460                        26,416

The chart assumes a hypothetical $10,000 initial investment in the Fund on November 30, 1998 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.

--------------------------------------------------------------------------------
                                                Value on
                                            August 31, 2006
                                            ---------------

            Small Cap Value Fund                $39,460
            Russell 2000(R) Value Index         $26,416
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               Total Returns For the Period Ended August 31, 2006

                                               AVERAGE ANNUAL
                                       -----------------------------------------
                                       ONE YEAR  FIVE YEARS  SINCE INCEPTION(1)
                                       --------  ----------  ------------------
Small Cap Value Fund                    11.76%     18.56%     19.38%
Russell 2000(R) Value Index             12.72%     14.03%     13.36%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. AN EXPENSE LIMITATION WAS IN PLACE FOR THE FUND FROM JUNE 3, 1996 (INCEPTION) THROUGH AUGUST 31, 2005. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-800-348-5013 OR VISIT OUR WEB SITE AT WWW.NUMERIC.COM.

(1) FOR THE PERIOD NOVEMBER 30, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH AUGUST 31, 2006.

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                        FUND EXPENSE EXAMPLES (UNAUDITED)


As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from March 1, 2006 through August 31, 2006, and held for the entire period.


ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on your Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                  FUND EXPENSE EXAMPLES (UNAUDITED) (CONCLUDED)


                                                                      EMERGING GROWTH FUND
                                              -----------------------------------------------------------------------
                                                BEGINNING                     ENDING                    EXPENSES PAID
                                              ACCOUNT VALUE                ACCOUNT VALUE                   DURING
                                              MARCH 1, 2006               AUGUST 31, 2006                  PERIOD*
                                              -------------               ---------------               -------------
Actual                                          $1,000.00                    $  969.70                     $5.71
Hypothetical (5% return before expenses)         1,000.00                     1,019.34                      5.87



                                                                            GROWTH FUND
                                              -----------------------------------------------------------------------
                                                BEGINNING                     ENDING                    EXPENSES PAID
                                              ACCOUNT VALUE                ACCOUNT VALUE                   DURING
                                              MARCH 1, 2006               AUGUST 31, 2006                  PERIOD*
                                              -------------               ---------------               -------------
Actual                                          $1,000.00                    $  966.20                     $5.90
Hypothetical (5% return before expenses)         1,000.00                     1,019.13                      6.07


                                                                           MID CAP FUND
                                              -----------------------------------------------------------------------
                                                BEGINNING                     ENDING                    EXPENSES PAID
                                              ACCOUNT VALUE                ACCOUNT VALUE                   DURING
                                              MARCH 1, 2006               AUGUST 31, 2006                  PERIOD*
                                              -------------               ---------------               -------------
Actual                                          $1,000.00                    $1,002.70                     $7.37
Hypothetical (5% return before expenses)         1,000.00                     1,017.75                      7.45


                                                                       SMALL CAP VALUE FUND
                                              -----------------------------------------------------------------------
                                                BEGINNING                     ENDING                    EXPENSES PAID
                                              ACCOUNT VALUE                ACCOUNT VALUE                   DURING
                                              MARCH 1, 2006               AUGUST 31, 2006                  PERIOD*
                                              -------------               ---------------               -------------
Actual                                          $1,000.00                    $1,017.10                     $4.27
Hypothetical (5% return before expenses)         1,000.00                     1,020.92                      4.29

* Expenses are equal to the Funds' annualized expense ratios in the table below, which include waived fees, multiplied by the average  account  value over the  period,  multiplied  by the number of days (184) in the most recent  fiscal half-year, then divided by 365 to reflect the one-year half period.

                                  EXPENSE RATIO
                                  -------------
Emerging Growth Fund                  1.15%
Growth Fund                           1.19%
Mid Cap Fund                          1.46%
Small Cap Value Fund                  0.84%

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND

                        PORTFOLIO HOLDINGS SUMMARY TABLE

                                 AUGUST 31, 2006

--------------------------------------------------------------------------------
SECURITY TYPE/                                      % OF               VALUE
INDUSTRY CLASSIFICATION                           NET ASSETS         (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS
   Retail - Specialty ..........................       7.7%        $ 10,357,305
   Biotechnology ...............................       5.3            7,229,499
   Oil & Gas Field Exploration .................       4.9            6,605,402
   Transportation ..............................       4.8            6,471,889
   Telecommunications Equipment
     & Services ................................       4.8            6,471,107
   Electronic Components
     & Accessories .............................       3.8            5,096,757
   Health Care .................................       3.7            5,049,874
   Medical Instruments & Supplies ..............       3.7            4,984,567
   Real Estate Investment Trusts ...............       3.6            4,838,065
   Semiconductors ..............................       3.5            4,765,066
   Commercial Services .........................       3.4            4,628,740
   Manufacturing ...............................       2.4            3,311,471
   Building & Building Materials ...............       2.3            3,131,278
   Oil & Gas Field Services ....................       2.3            3,054,011
   Apparel .....................................       2.1            2,893,991
   Financial Services ..........................       2.1            2,834,620
   Computer Networking Products ................       1.9            2,557,025
   Medical & Medical Services ..................       1.8            2,373,602
   Insurance - Property & Casualty .............       1.7            2,330,110
   Banks .......................................       1.6            2,108,186
   Construction & Building Materials ...........       1.5            2,033,418
   Computer Software ...........................       1.4            1,952,035
   Automobile Parts & Equipment ................       1.3            1,799,512
   Hospitals ...................................       1.3            1,772,914
   Internet Content ............................       1.3            1,742,451
   Pharmaceuticals .............................       1.2            1,627,467
   Leisure & Entertainment .....................       1.2            1,567,652
   Chemicals - Specialty .......................       1.0            1,295,517
   Automobiles & Trucks ........................       0.9            1,286,934
   Internet Software ...........................       0.9            1,279,821
   Steel .......................................       0.9            1,241,642
   Electrical Equipment ........................       0.8            1,122,807
   Oil Refining ................................       0.8            1,106,139
   Commercial Banks ............................       0.8            1,099,390
   Machinery ...................................       0.8            1,085,565
   Computers, Software & Servicing .............       0.8            1,071,001
   Computer Components .........................       0.8            1,057,224
   Services - Management
      Consulting ...............................       0.8            1,046,805
   Electronic Measurements -
      Instruments ..............................       0.7            1,009,200


--------------------------------------------------------------------------------
SECURITY TYPE/                                      % OF               VALUE
INDUSTRY CLASSIFICATION                           NET ASSETS         (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
   Printing ....................................       0.7%        $    934,508
   Restaurants .................................       0.6              872,503
   Paper & Allied Products .....................       0.6              835,380
   Tobacco .....................................       0.6              834,408
   Office & Business Equipment .................       0.6              832,790
   Consumer Products ...........................       0.6              794,933
   Metals ......................................       0.6              767,091
   Data Processing .............................       0.6              752,808
   Mortgage ....................................       0.6              746,844
   Rubber & Misc. Plastics .....................       0.5              723,099
   Building Supplies ...........................       0.5              680,708
   Airlines ....................................       0.4              572,481
   Beverages ...................................       0.4              527,400
   Computer Storage Devices ....................       0.4              521,764
   Electronic Components .......................       0.4              501,445
   Savings & Loan Associations .................       0.4              496,803
   Hotels & Motels .............................       0.3              447,809
   Drugs & Medical Products ....................       0.3              400,979
   Food & Agriculture ..........................       0.3              379,027
   Business Services ...........................       0.3              345,384
   Recreational ................................       0.2              332,046
   Services - Employment Agencies ..............       0.2              281,577
   Oil Equipment & Services ....................       0.2              272,340
   Office Furnishings ..........................       0.2              260,218
   Computer Services ...........................       0.2              255,320
   Wholesale - Distribution ....................       0.2              220,855
   Aerospace & Defense .........................       0.2              214,128
   Packaging ...................................       0.1              205,320
   Research ....................................       0.1              139,065
   Computer Peripherals ........................       0.1              126,120
   Schools .....................................       0.1              118,776
   Cellular Communications .....................       0.1              113,900
   Power, Distribution & Specialty
     Transformers ..............................       0.1               80,058
   Insurance ...................................        --               39,004
   Investment Management .......................        --               29,568
   Energy & Raw Materials ......................        --                8,220
REPURCHASE AGREEMENTS ..........................       1.8            2,517,336
LIABILITIES IN EXCESS
   OF OTHER ASSETS .............................      (0.1)            (165,547)
                                                     -----         ------------
NET ASSETS .....................................     100.0%        $135,306,527
                                                     =====         ============

The accompanying notes are an integral part of the financial statements.

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                   GROWTH FUND

                        Portfolio Holdings Summary Table

                                 AUGUST 31, 2006

--------------------------------------------------------------------------------
SECURITY TYPE/                                      % OF              VALUE
INDUSTRY CLASSIFICATION                           NET ASSETS        (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS
   Retail - Specialty ..........................       8.4%        $  2,541,837
   Medical Instruments & Supplies ..............       5.6            1,697,328
   Oil & Gas Field Exploration .................       4.4            1,319,639
   Transportation ..............................       3.9            1,183,743
   Semiconductors ..............................       3.8            1,160,286
   Insurance - Property & Casualty .............       3.8            1,133,395
   Computer Software ...........................       3.6            1,073,500
   Real Estate Investment Trusts ...............       3.1              944,794
   Health Care .................................       3.1              943,375
   Telecommunications Equipment
     & Services ................................       2.9              886,164
   Electronic Components &
     Accessories ...............................       2.9              871,806
   Commercial Services .........................       2.9              870,968
   Manufacturing ...............................       2.8              852,375
   Apparel .....................................       2.4              733,928
   Chemicals - Specialty .......................       2.3              698,199
   Data Processing .............................       2.3              696,815
   Biotechnology ...............................       2.1              646,747
   Medical & Medical Services ..................       2.1              621,719
   Financial Services ..........................       2.0              596,739
   Oil & Gas Equipment & Services ..............       1.9              577,487
   Restaurants .................................       1.8              540,634
   Oil & Gas Field Services ....................       1.7              525,158
   Hospitals ...................................       1.6              491,910
   Automobiles & Trucks ........................       1.5              467,734
   Computer Networking Products ................       1.5              464,465
   Consumer Products ...........................       1.4              420,490
   Internet Software ...........................       1.3              380,275
   Food & Agriculture ..........................       1.2              364,769
   Oil Refining ................................       1.2              349,493
   Banks .......................................       1.1              317,259
   Mortgage ....................................       1.0              315,384
   Pharmaceuticals .............................       1.0              291,736
   Machinery ...................................       0.9              283,287
   Aerospace & Defense .........................       0.9              267,715
   Steel .......................................       0.9              264,254
   Wholesale - Distribution ....................       0.9              262,571
   Building & Building Materials ...............       0.8              253,467
   Chemicals - Diversified .....................       0.8              251,464
   Office & Business Equipment .................       0.8              238,267
   Utilities ...................................       0.8              235,656


--------------------------------------------------------------------------------
SECURITY TYPE/                                      % OF              VALUE
INDUSTRY CLASSIFICATION                           NET ASSETS        (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
   Paper & Allied Products .....................       0.8%        $    229,100
   Savings & Loan Associations .................       0.7              220,983
   Entertainment ...............................       0.7              202,958
   Computer Components .........................       0.6              184,259
   Waste Management ............................       0.6              166,270
   Engineering .................................       0.5              165,471
   Schools .....................................       0.5              149,789
   Construction & Building
     Materials .................................       0.5              138,956
   Computer Services ...........................       0.4              131,075
   Automobile Rentals ..........................       0.4              123,462
   Computer Storage Devices ....................       0.4              108,472
   Internet Content ............................       0.3              104,446
   Leisure & Entertainment .....................       0.3               92,354
   Automobile Parts & Equipment ................       0.2               73,938
   Rubber & Misc. Plastics .....................       0.2               62,766
   Services - Management
     Consulting ................................       0.2               58,423
   Electronic Measurements -
     Instruments ...............................       0.2               55,458
   Advertising .................................       0.2               50,350
   Tobacco .....................................       0.2               50,219
   Airlines ....................................       0.1               37,047
   Funeral Services ............................       0.1               29,400
   Oil Services ................................       0.1               29,134
   Hotels & Motels .............................       0.1               25,975
   Electrical Equipment ........................       0.1               22,392
   Printing ....................................       0.1               21,364
   Packaging ...................................        --               14,160
   Office Furnishings ..........................        --               12,481
   Investment Management .......................        --                5,632
   Energy & Raw Materials ......................        --                2,740
REPURCHASE AGREEMENTS ..........................       2.0              609,322
OTHER ASSETS IN EXCESS
   OF LIABILITIES ..............................       0.1               30,880
                                                     -----          -----------
NET ASSETS .....................................     100.0%         $30,246,108
                                                     =====          ===========

The accompanying notes are an integral part of the financial statements.

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                  MID CAP FUND

                        PORTFOLIO HOLDINGS SUMMARY TABLE

                                 AUGUST 31, 2006

--------------------------------------------------------------------------------
SECURITY TYPE/                                      % OF              VALUE
INDUSTRY CLASSIFICATION                           NET ASSETS        (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS
   Retail - Specialty ..........................       7.3%         $  3,378,645
   Utilities ...................................       5.5             2,525,525
   Oil & Gas Field Exploration .................       5.3             2,454,438
   Medical Instruments & Supplies ..............       4.4             2,007,205
   Insurance - Property & Casualty .............       4.3             1,981,427
   Banks .......................................       4.2             1,952,677
   Pharmaceuticals .............................       3.7             1,699,166
   Semiconductors ..............................       3.5             1,630,382
   Real Estate Investment Trusts ...............       3.5             1,599,366
   Data Processing .............................       3.4             1,549,731
   Financial Services ..........................       3.2             1,490,186
   Aerospace & Defense .........................       2.9             1,321,835
   Restaurants .................................       2.5             1,164,968
   Food & Agriculture ..........................       2.4             1,118,084
   Manufacturing ...............................       2.4             1,116,973
   Oil Refining ................................       2.4             1,105,812
   Medical & Medical Services ..................       2.3             1,054,671
   Chemicals - Specialty .......................       2.0               935,343
   Environmental Services ......................       2.0               924,712
   Airlines ....................................       1.4               633,081
   Multimedia/Publishing .......................       1.4               625,350
   Computer Software ...........................       1.2               562,092
   Computer Peripherals ........................       1.2               538,272
   Entertainment ...............................       1.1               521,246
   Electronic Components &
     Accessories ...............................       1.1               516,591
   Commercial Services .........................       1.1               509,228
   Savings & Loan Associations .................       1.1               505,758
   Paper & Allied Products .....................       1.1               493,750
   Hospitals ...................................       1.1               492,594
   Leisure & Entertainment .....................       1.1               492,480
   Computer Networking Products ................       1.1               491,064
   Energy ......................................       1.0               476,712
   Services - Management Consulting ............       1.0               471,594
   Metals - Diversified ........................       1.0               465,400
   Telecommunications Equipment &
     Services ..................................       1.0               461,526
   Mortgage ....................................       1.0               457,470
   Insurance ...................................       1.0               456,530
   Chemicals - Diversified .....................       1.0               454,854
   Transportation ..............................       1.0               449,960
   Telephone Communications ....................       1.0               448,800


--------------------------------------------------------------------------------
SECURITY TYPE/                                      % OF              VALUE
INDUSTRY CLASSIFICATION                           NET ASSETS        (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
   Advertising .................................       1.0%         $    437,100
   Building & Building Materials ...............       0.8               387,180
   Consumer Products ...........................       0.8               368,200
   Internet Content ............................       0.8               360,240
   Office & Business Equipment .................       0.7               340,670
   Real Estate .................................       0.6               287,500
   Broadcasting / Cable TV .....................       0.5               229,800
   Oil, Gas Field Services, Nec ................       0.4               162,843
   Insurance - Health & Life ...................       0.2                68,860
   Retail - Discount ...........................       0.1                66,875
REPURCHASE AGREEMENTS ..........................       3.9             1,799,684
OTHER ASSETS IN EXCESS
   OF LIABILITIES ..............................        --                 2,720
                                                     -----           -----------
NET ASSETS .....................................     100.0%          $46,047,170
                                                     =====           ===========

The accompanying notes are an integral part of the financial statements.

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              SMALL CAP VALUE FUND

                        PORTFOLIO HOLDINGS SUMMARY TABLE

                                AUGUST 31, 2006

--------------------------------------------------------------------------------
SECURITY TYPE/                                      % OF             VALUE
INDUSTRY CLASSIFICATION                           NET ASSETS       (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS
   Real Estate Investment Trusts ...............      11.1%        $ 25,675,677
   Retail - Specialty ..........................       6.6           15,273,914
   Utilities ...................................       5.4           12,400,353
   Banks .......................................       5.3           12,215,939
   Financial Services ..........................       4.6           10,626,904
   Insurance - Property & Casualty .............       4.3            9,952,773
   Savings & Loan Associations .................       4.2            9,723,199
   Transportation ..............................       4.1            9,439,707
   Oil & Gas Field Exploration .................       4.0            9,350,976
   Chemicals - Specialty .......................       3.2            7,310,136
   Health Care .................................       2.9            6,812,140
   Semiconductors ..............................       2.6            5,959,773
   Telecommunications Equipment &
     Services ..................................       2.4            5,508,402
   Manufacturing ...............................       2.2            5,032,004
   Electronic Components &
     Accessories ...............................       2.2            4,983,051
   Mortgage ....................................       1.8            4,192,819
   Restaurants .................................       1.8            4,068,339
   Computer Software ...........................       1.6            3,664,358
   Apparel .....................................       1.6            3,578,544
   Insurance - Health & Life ...................       1.3            2,998,464
   Building & Building Materials ...............       1.2            2,864,865
   Hospitals ...................................       1.1            2,599,680
   Commercial Services .........................       1.1            2,554,098
   Commercial Banks ............................       1.1            2,548,385
   Steel .......................................       1.1            2,493,659
   Oil & Gas Equipment & Services ..............       1.0            2,253,734
   Data Processing .............................       0.9            2,170,506
   Leisure & Entertainment .....................       0.9            2,166,998
   Automobile Parts & Equipment ................       0.9            2,131,411
   Food & Agriculture ..........................       0.8            1,929,284
   Internet Software ...........................       0.8            1,737,705
   Internet Content ............................       0.7            1,688,361
   Waste Management ............................       0.7            1,671,090
   Computer Networking Products ................       0.7            1,656,640
   Office Products .............................       0.7            1,590,599
   Paper & Allied Products .....................       0.7            1,507,506
   Medical & Medical Services ..................       0.6            1,432,112
   Automobiles & Trucks ........................       0.6            1,426,868
   Medical Instruments & Supplies ..............       0.6            1,387,539
   Aerospace & Defense .........................       0.6            1,361,522
   Computer Components .........................       0.6            1,352,096


--------------------------------------------------------------------------------
SECURITY TYPE/                                      % OF             VALUE
INDUSTRY CLASSIFICATION                           NET ASSETS       (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
   Building Supplies ...........................       0.6%        $  1,337,898
   Chemicals - Diversified .....................       0.6            1,323,884
   Computer Storage Devices ....................       0.5            1,256,433
   Computers, Software & Servicing .............       0.4              998,781
   Computer Services ...........................       0.4              945,378
   Office & Business Equipment .................       0.4              911,434
   Property & Casuality Insurance ..............       0.4              906,752
   Retail ......................................       0.4              848,097
   Machinery ...................................       0.3              744,277
   Oil & Gas Field Services ....................       0.3              616,325
   Construction & Building Materials ...........       0.3              616,322
   Business Services ...........................       0.3              603,264
   Gas Utilities ...............................       0.3              572,501
   Electronics & Instrumentation ...............       0.2              561,207
   Rubber & Misc. Plastics .....................       0.2              553,387
   Tobacco .....................................       0.2              508,311
   Pharmaceuticals .............................       0.2              497,082
   Services - Management Consulting ............       0.2              489,349
   Airlines ....................................       0.2              483,708
   Power, Distribution & Specialty
     Transformers ..............................       0.2              458,514
   Electrical Work .............................       0.2              426,462
   Home Furnishings ............................       0.2              365,170
   Investment ..................................       0.1              329,175
   Hotels & Motels .............................       0.1              262,867
   Oil Equipment & Services ....................       0.1              237,234
   Metals ......................................       0.1              229,086
   Funeral Services ............................       0.1              228,480
   Wholesale - Distribution ....................       0.1              226,525
   Recreational ................................       0.1              133,848
   Oil Refining ................................       0.1              119,238
   Packaging ...................................        --              109,740
   Electrical Equipment ........................        --               86,664
   Insurance Agents, Brokers &
     Services ..................................        --               49,280
   Beverages ...................................        --               46,411
   Energy & Raw Materials ......................        --               16,440
REPURCHASE AGREEMENTS ..........................       2.9            6,770,755
WARRANTS .......................................        --                  492

LIABILITIES IN EXCESS OF OTHER ASSETS ..........      (1.3)          (2,967,466)
                                                     -----         ------------
NET ASSETS .....................................     100.0%        $231,195,435
                                                     =====         ============

The accompanying notes are an integral part of the financial statements.

                              [GRAPHIC OMITTED]
                            N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                             EMERGING GROWTH FUND

                           PORTFOLIO OF INVESTMENTS

                               AUGUST 31, 2006

--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
           COMMON STOCKS--98.3%
           AEROSPACE & DEFENSE--0.2%
   4,036   Allied Defense Group, Inc. (The)* ...............     $     76,644
   7,600   Orbital Sciences Corp.* .........................          137,484
                                                                 ------------
                                                                      214,128
                                                                 ------------
           AIRLINES--0.4%
  81,900   ExpressJet Holdings, Inc.* ......................          572,481
                                                                 ------------
           APPAREL--2.1%
   6,986   Buckle, Inc. (The) ..............................          236,825
  20,500   Guess?, Inc.*+ ..................................          836,400
  39,400   Gymboree Corp. (The)* ...........................        1,321,870
  20,400   Maidenform Brands, Inc.* ........................          362,916
  52,300   Unifi, Inc.* ....................................          135,980
                                                                 ------------
                                                                    2,893,991
                                                                 ------------
           AUTOMOBILE PARTS & EQUIPMENT--1.3%
  74,400   Accuride Corp.*+ ................................          811,704
  43,600   Fuel Systems Solutions Inc.* ....................          600,808
  22,500   Spartan Motors, Inc. ............................          387,000
                                                                 ------------
                                                                    1,799,512
                                                                 ------------
           AUTOMOBILES & TRUCKS--0.9%
  56,100   Navistar International Corp.* ...................        1,286,934
                                                                 ------------
           BANKS--1.6%
   4,400   Community Bancorp* ..............................          149,160
  32,700   Corus Bankshares, Inc.+ .........................          713,187
  11,400   First Regional Bancorp* .........................          322,050
   7,754   Intervest Bancshares Corp.* .....................          325,823
   2,300   Sierra Bancorp.+ ................................           72,128
  16,100   Vineyard National Bancorp Co.+ ..................          438,403
   4,500   Wilshire Bancorp, Inc. ..........................           87,435
                                                                 ------------
                                                                    2,108,186
                                                                 ------------
           BEVERAGES--0.4%
   9,000   Coca Cola Bottling Co. ..........................          527,400
                                                                 ------------
           BIOTECHNOLOGY--5.3%
   9,200   Accelrys, Inc.* .................................           50,600
   5,500   Adolor Corp.* ...................................          137,225
  14,200   Alkermes, Inc.* .................................          232,170
   7,444   Alnylam Pharmaceuticals, Inc.*+ .................           96,921
   9,600   BioMarin Pharmaceutical, Inc.* ..................          159,744
  23,100   CollaGenex Pharmaceuticals, Inc.*+ ..............          282,513
  39,800   Depomed, Inc.* ..................................          192,234
  44,292   Diversa Corp.* ..................................          407,486


--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           BIOTECHNOLOGY--(CONTINUED)
  61,700   Exelixis, Inc.*+ ................................     $    600,341
  21,200   Hana Biosciences, Inc.*+ ........................          156,880
  15,800   Human Genome Sciences, Inc.*+ ...................          177,434
   7,100   ICOS Corp. ......................................          174,518
  22,700   Indevus Pharmaceuticals, Inc. ...................          143,464
 102,193   Lexicon Genetics, Inc.* .........................          427,167
  51,600   Ligand Pharmaceuticals Inc., Class B*+ ..........          523,224
  13,800   Medarex, Inc.* ..................................          148,212
   7,900   Medicines Co. (The)* ............................          178,224
   4,000   Myogen, Inc.* ...................................          139,200
   3,800   Myriad Genetics, Inc.* ..........................           96,102
  11,000   Nektar Therapeutics*+ ...........................          192,720
  20,600   New River Pharmaceuticals, Inc.*+ ...............          537,248
   6,800   OSI Pharmaceuticals, Inc.* ......................          253,436
  64,100   Pain Therapeutics, Inc.* ........................          519,210
  24,900   Progenics Pharmaceuticals, Inc.* . ..............          563,736
  13,300   Regeneron Pharmaceuticals, Inc.* . ..............          211,204
  15,200   Theravance, Inc.* ...............................          403,408
   6,900   Xenoport, Inc.* .................................          151,386
   3,800   ZymoGenetics, Inc.* .............................           73,492
                                                                 ------------
                                                                    7,229,499
                                                                 ------------
           BUILDING & BUILDING MATERIALS--2.3%
  48,909   Builders FirstSource, Inc.* .....................          743,417
  26,700   Eagle Materials Inc. ............................          957,195
  20,100   Granite Construction Inc. .......................        1,078,365
  14,597   Infrasource Services Inc.* ......................          252,382
  16,300   U.S. Concrete, Inc.* ............................           99,919
                                                                 ------------
                                                                    3,131,278
                                                                 ------------
           BUILDING SUPPLIES--0.5%
  64,400   BlueLinx Holdings Inc.+ .........................          680,708
                                                                 ------------
           BUSINESS SERVICES--0.3%
  11,700   Forrester Research, Inc.* .......................          345,384
                                                                 ------------
           CELLULAR COMMUNICATIONS--0.1%
   6,800   Syniverse Holdings Inc.* ........................          113,900
                                                                 ------------
           CHEMICALS - SPECIALTY--1.0%
  75,800   Hercules Inc.* ..................................        1,182,480
  11,200   ICO, Inc.* ......................................           69,888
   5,700   LESCO, Inc.* ....................................           43,149
                                                                 ------------
                                                                    1,295,517
                                                                 ------------

The accompanying notes are an integral part of the financial statements.

                              [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                             EMERGING GROWTH FUND

                     PORTFOLIO OF INVESTMENTS (CONTINUED)

                               AUGUST 31, 2006

--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           COMMERCIAL BANKS--0.8%
   5,692   City Bank .......................................     $    289,552
  17,867   Dollar Financial Corp.* .........................          341,081
  12,700   Western Alliance Bancorp.* ......................          468,757
                                                                 ------------
                                                                    1,099,390
                                                                 ------------
           COMMERCIAL SERVICES--3.4%
  10,221   Compass Diversified Trust .......................          150,351
   7,100   ICT Group, Inc.* ................................          205,545
  28,300   Jackson Hewitt Tax Service Inc. .................          894,280
  48,400   Live Nation Inc.* ...............................        1,015,432
  13,400   Medifast, Inc.*+ ................................          159,192
  36,900   Rent-A-Center, Inc.* ............................          999,990
  59,100   Rewards Network Inc.* ...........................          257,085
  20,003   Steiner Leisure Ltd.* ...........................          769,715
   5,000   Viad Corp. ......................................          177,150
                                                                 ------------
                                                                    4,628,740
                                                                 ------------
           COMPUTER COMPONENTS--0.8%
  29,400   Komag, Inc.* ....................................        1,057,224
                                                                 ------------
           COMPUTER NETWORKING PRODUCTS--1.9%
 216,000   Brocade Communications Systems, Inc.* ...........        1,339,200
  13,756   LaserCard Corp.* ................................          136,735
  25,600   Performance Technologies, Inc.* .................          179,200
  91,100   Smart Modular Technologies, Inc.*+ ..............          901,890
                                                                 ------------
                                                                    2,557,025
                                                                 ------------
           COMPUTER PERIPHERALS--0.1%
  15,900   InFocus Corp.* ..................................           42,930
   9,400   TransAct Technologies, Inc.* ....................           83,190
                                                                 ------------
                                                                      126,120
                                                                 ------------
           COMPUTER SERVICES--0.2%
  49,100   Liveperson, Inc. ................................          255,320
                                                                 ------------
           COMPUTER SOFTWARE--1.4%
  17,102   Aspen Technology, Inc.* .........................          190,858
   6,944   Docucorp Intl, Inc.* ............................           55,552
   9,800   INVESTools, Inc.* ...............................           88,200
  99,622   Magma Design Automation, Inc.* ..................          755,135
  85,800   Packeteer, Inc.*+ ...............................          862,290
                                                                 ------------
                                                                    1,952,035
                                                                 ------------
           COMPUTER STORAGE DEVICES--0.4%
  62,412   Datalink Corp.* .................................          521,764
                                                                 ------------


--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           COMPUTERS, SOFTWARE & SERVICING--0.8%
   6,500   Interactive Inteligence, Inc.* ..................     $     75,335
  92,534   TheStreet.com, Inc.* ............................          995,666
                                                                 ------------
                                                                    1,071,001
                                                                 ------------
           CONSTRUCTION & BUILDING MATERIALS--1.5%
  18,100   EMCOR Group, Inc.* ..............................        1,003,464
  49,422   Insteel Industries, Inc. ........................        1,029,954
                                                                 ------------
                                                                    2,033,418
                                                                 ------------
           CONSUMER PRODUCTS--0.6%
  18,426   Kimball International, Inc., Class B                       325,035
  34,100   Sealy Corp. .....................................          469,898
                                                                 ------------
                                                                      794,933
                                                                 ------------
           DATA PROCESSING--0.6%
  91,139   infoUSA Inc. ....................................          752,808
                                                                 ------------
           DRUGS & MEDICAL PRODUCTS--0.3%
   5,900   Cubist Pharmaceuticals, Inc.* ...................          138,414
   6,926   Zoll Medical Corp.* .............................          262,565
                                                                 ------------
                                                                      400,979
                                                                 ------------
           ELECTRICAL EQUIPMENT--0.8%
   2,500   Acuity Brands, Inc. .............................          106,825
   6,869   Craftmade International, Inc. ...................          120,207
  19,500   General Cable Corp.* ............................          751,335
   4,000   Littelfuse, Inc.* ...............................          144,440
                                                                 ------------
                                                                    1,122,807
                                                                 ------------
           ELECTRONIC COMPONENTS--0.4%
   9,019   Plexus Corp.* ...................................          178,757
  65,587   White Electronic Designs Corp.* .................          322,688
                                                                 ------------
                                                                      501,445
                                                                 ------------
           ELECTRONIC COMPONENTS & ACCESSORIES--3.8%
  74,727   CEVA, Inc.* .....................................          424,449
  27,264   Hittite Microwave Corp.* ........................        1,231,788
  11,700   Innovex, Inc.* ..................................           31,122
  67,200   OmniVision Technologies, Inc.* ..................        1,115,520
  55,200   Planar Systems, Inc.* ...........................          542,616
   9,000   Richardson Electronics, Ltd. ....................           74,160
  47,893   Sypris Solutions, Inc. ..........................          418,106
  10,600   TiVo, Inc.*+ ....................................           87,450
  91,100   TTM Technologies, Inc.* .........................        1,171,546
                                                                 ------------
                                                                    5,096,757
                                                                 ------------

The accompanying notes are an integral part of the financial statements.

                              [GRAPHIC OMITTED]
                            N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                             EMERGING GROWTH FUND

                     PORTFOLIO OF INVESTMENTS (CONTINUED)

                               AUGUST 31, 2006

--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.7%
  15,018   Aehr Test Systems* ..............................     $    150,180
  47,175   Eagle Test Systems, Inc.* .......................          791,596
   3,200   II-VI, Inc.* ....................................           67,424
                                                                 ------------
                                                                    1,009,200
                                                                 ------------
           ENERGY & RAW MATERIALS--0.0%
     300   Aventine Renewable Energy Holdings, Inc.*+ ......            8,220
                                                                 ------------
           FINANCIAL SERVICES--2.1%
  33,300   Cash America International, Inc. ................        1,227,771
   7,200   Delta Financial Corp. ...........................           64,728
  12,300   eSPEED, Inc., Class A* ..........................          103,443
  27,700   Hercules Technology Growth Capital, Inc. ........          326,860
  31,500   Knight Capital Group, Inc.* .....................          549,990
   5,655   Nicholas Financial, Inc. ........................           74,194
  12,200   World Acceptance Corp.* .........................          487,634
                                                                 ------------
                                                                    2,834,620
                                                                 ------------
           FOOD & AGRICULTURE--0.3%
  21,022   Spartan Stores, Inc. ............................          379,027
                                                                 ------------
           HEALTH CARE--3.7%
  33,400   AMERIGROUP Corp.* ...............................        1,053,436
  51,700   Healthspring, Inc.* .............................        1,029,347
  34,987   IntegraMed America, Inc.* .......................          331,327
   8,504   Kendle International, Inc.* .....................          224,676
  29,600   Molina Healthcare Inc.* .........................        1,096,384
  67,516   Odyssey HealthCare, Inc.* .......................        1,082,956
  27,361   Reliv' International, Inc. ......................          231,748
                                                                 ------------
                                                                    5,049,874
                                                                 ------------
           HOSPITALS--1.3%
  34,900   AmSurg Corp.*+ ..................................          840,043
  36,900   Apria Healthcare Group Inc.* ....................          752,391
   6,400   MedCath Corp.* ..................................          180,480
                                                                 ------------
                                                                    1,772,914
                                                                 ------------
           HOTELS & MOTELS--0.3%
  43,100   Interstate Hotels & Resorts, Inc.* ..............          447,809
                                                                 ------------
           INSURANCE--0.0%
   4,900   Specialty Underwriters' Alliance, Inc.* .........           39,004
                                                                 ------------
           INSURANCE - PROPERTY & CASUALTY--1.7%
   9,615   American Safety Insurance Holdings Ltd.* ........          160,186
  15,600   Arch Capital Group Ltd.* ........................          929,760
  16,200   Procentury Corp.* ...............................          238,464
  26,500   Zenith National Insurance Corp. .................        1,001,700
                                                                 ------------
                                                                    2,330,110
                                                                 ------------

--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           INTERNET CONTENT--1.3%
  17,800   Alloy, Inc.*+ ...................................     $    202,564
  33,600   Greenfield Online, Inc.* ........................          309,792
  20,500   Keynote Systems, Inc.* ..........................          217,915
  71,111   United Online, Inc. .............................          815,643
  18,700   Website Pros, Inc.* .............................          196,537
                                                                 ------------
                                                                    1,742,451
                                                                 ------------
           INTERNET SOFTWARE--0.9%
   9,500   Dealertrack Holdings, Inc.* .....................          206,625
 104,600   SonicWALL, Inc.* ................................        1,073,196
                                                                 ------------
                                                                    1,279,821
                                                                 ------------
           INVESTMENT MANAGEMENT--0.0%
   2,100   Cowen Group, Inc.*+ .............................           29,568
                                                                 ------------
           LEISURE & ENTERTAINMENT--1.2%
  50,187   Dover Downs Gaming & Entertainment, Inc. ........          658,955
  10,600   Gaming Partners International Corp.*+ ...........          214,120
  33,600   Monarch Casino & Resort, Inc.* ..................          637,392
  14,588   Youbet.com, Inc.* ...............................           57,185
                                                                 ------------
                                                                    1,567,652
                                                                 ------------
           MACHINERY--0.8%
   7,012   Columbus McKinnon Corp.* ........................          129,652
   6,400   Flow International Corp.* .......................           84,224
  30,900   Wabtec Corp. ....................................          871,689
                                                                 ------------
                                                                    1,085,565
                                                                 ------------
           MANUFACTURING--2.4%
   2,200   American Railcar Industries, Inc. ...............           66,638
   2,500   AZZ, Inc.* ......................................           76,875
  18,700   Freightcar America Inc. .........................        1,088,340
   9,100   Lancaster Colony Corp. ..........................          401,674
  17,800   Lydall, Inc.* ...................................          151,834
  65,400   Myers Industries, Inc. ..........................        1,074,522
  22,900   Sun Hydraulics Corp.+ ...........................          451,588
                                                                 ------------
                                                                    3,311,471
                                                                 ------------
           MEDICAL & MEDICAL SERVICES--1.8%
   6,100   Advocat, Inc.* ..................................          101,870
   4,900   Illumina, Inc.* .................................          165,032
  32,900   IRIDEX Corp.* ...................................          272,412
  98,644   Osteotech, Inc.* ................................          370,902
  26,202   Pediatric Services of America, Inc.* ............          345,866
  24,400   Pediatrix Medical Group, Inc.* ..................        1,117,520
                                                                 ------------
                                                                    2,373,602
                                                                 ------------

The accompanying notes are an integral part of the financial statements.

                              [GRAPHIC OMITTED]
                            N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                             EMERGING GROWTH FUND

                     PORTFOLIO OF INVESTMENTS (CONTINUED)

                               AUGUST 31, 2006

--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           MEDICAL INSTRUMENTS & SUPPLIES--3.7%
 155,548   Bruker BioSciences Corp.* .......................     $  1,098,169
  33,017   Candela Corp.* ..................................          344,367
  22,700   Cutera, Inc.* ...................................          527,094
  50,700   Harvard Bioscience, Inc.* .......................          220,038
  48,546   Immucor, Inc.* ..................................        1,008,301
  34,300   Luminex Corp.* ..................................          652,043
   1,800   Medical Action Industries, Inc.* . ..............           43,992
  33,900   Owens & Minor, Inc.+ ............................        1,090,563
                                                                 ------------
                                                                    4,984,567
                                                                 ------------
           METALS--0.6%
  22,100   Century Aluminum Co.* ...........................          767,091
                                                                 ------------
           MORTGAGE--0.6%
  52,300   Fremont General Corp. ...........................          746,844
                                                                 ------------
           OFFICE & BUSINESS EQUIPMENT--0.6%
  24,600   Global Imaging Systems, Inc.* ...................          539,478
   6,400   United Stationers, Inc.* ........................          293,312
                                                                 ------------
                                                                      832,790
                                                                 ------------
           OFFICE FURNISHINGS--0.2%
   5,300   Herman Miller, Inc. .............................          149,672
   6,200   Knoll, Inc. .....................................          110,546
                                                                 ------------
                                                                      260,218
                                                                 ------------
           OIL & GAS FIELD EXPLORATION--4.9%
  10,300   Complete Production Services, Inc.* .............          228,660
  63,000   Exploration Company of Delaware (The)*+ .........          738,990
  11,200   Grey Wolf, Inc.* ................................           81,872
  49,200   Harvest Natural Resources, Inc.* . ..............          629,268
     300   Mariner Energy, Inc.* ...........................            5,670
  28,600   NATCO Group, Inc., Class A* .....................        1,044,758
  14,439   Penn Virginia Corp. .............................        1,025,025
 116,550   VAALCO Energy, Inc.* ............................          958,041
  29,100   W&T Offshore, Inc. ..............................          933,819
  40,700   Western Refining, Inc. ..........................          959,299
                                                                 ------------
                                                                    6,605,402
                                                                 ------------
           OIL & GAS FIELD SERVICES--2.3%
  37,300   Basic Energy Services, Inc.*+ ...................        1,066,780
  40,686   Matrix Service Co.* .............................          536,648
  30,521   Trico Marine Services, Inc.* ....................        1,094,788
  18,628   Warrior Energy Service Corp.* ...................          355,795
                                                                 ------------
                                                                    3,054,011
                                                                 ------------
           OIL EQUIPMENT & SERVICES--0.2%
  13,087   Horizon Offshore, Inc.* .........................          272,340
                                                                 ------------


--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           OIL REFINING--0.8%
  52,900   Delek US Holdings, Inc.* ........................     $  1,106,139
                                                                 ------------
           PACKAGING--0.1%
   5,800   Silgan Holdings Inc. ............................          205,320
                                                                 ------------
           PAPER & ALLIED PRODUCTS--0.6%
  76,500   Xerium Technologies, Inc. .......................          835,380
                                                                 ------------
           PHARMACEUTICALS--1.2%
  11,560   Anika Therapeutics, Inc.* .......................          156,869
 139,743   Enzon Pharmaceuticals, Inc.* ....................        1,143,098
  26,200   PetMed Express, Inc.* ...........................          327,500
                                                                 ------------
                                                                    1,627,467
                                                                 ------------
           POWER, DISTRIBUTION & SPECIALTY TRANSFORMERS--0.1%
   2,200   Ormat Technologies, Inc. ........................           80,058
                                                                 ------------
           PRINTING--0.7%
  24,100   American Reprographics Co.* .....................          735,532
   3,200   Consolidated Graphics, Inc.* ....................          198,976
                                                                 ------------
                                                                      934,508
                                                                 ------------
           REAL ESTATE INVESTMENT TRUSTS--3.6%
   4,600   Digital Realty Trust, Inc. ......................          137,586
  21,700   Entertainment Properties Trust ..................        1,081,962
  46,400   FelCor Lodging Trust, Inc. ......................          995,280
  25,500   Medical Properties Trust Inc. ...................          341,445
  39,500   OMEGA Healthcare Investors, Inc. ................          583,415
  14,000   PS Business Parks, Inc. .........................          855,680
  27,600   Resource Capital Corp. ..........................          393,300
   6,900   Tanger Factory Outlet Centers, Inc. .............          247,020
   5,023   Taubman Centers, Inc. ...........................          202,377
                                                                 ------------
                                                                    4,838,065
                                                                 ------------
           RECREATIONAL--0.2%
  25,800   Town Sports International Holdings, Inc.* .......          332,046
                                                                 ------------
           RESEARCH--0.1%
  38,100   Discovery Partners International*(1) ............          139,065
                                                                 ------------
           RESTAURANTS--0.6%
  21,000   Domino's Pizza, Inc.+ ...........................          513,450
  23,300   Morton's Restaurant Group, Inc.* . ..............          359,053
                                                                 ------------
                                                                      872,503
                                                                 ------------
           RETAIL - SPECIALTY--7.7%
   2,100   Brown Shoe Co., Inc. ............................           67,095
   6,415   Cache, Inc.* ....................................          101,549
   5,100   Casey General Stores, Inc. ......................          120,564
  47,147   Cato Corp. (The), Class A .......................        1,095,225
  45,500   Christopher & Banks Corp. .......................        1,107,925

The accompanying notes are an integral part of the financial statements.

                              [GRAPHIC OMITTED]
                            N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                             EMERGING GROWTH FUND

                     PORTFOLIO OF INVESTMENTS (CONTINUED)

                               AUGUST 31, 2006

--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------


           RETAIL - SPECIALTY--(CONTINUED)
  22,300   DSW Inc.*+ ......................................     $    624,177
  29,100   EZCORP, Inc., Class A* ..........................        1,142,757
  65,701   FTD Group, Inc.* ................................        1,041,361
  21,100   Longs Drug Stores Corp. .........................          958,573
   1,400   Mothers Work, Inc.* .............................           53,494
  37,500   NBTY, Inc.* .....................................        1,194,750
  17,787   REX Stores Corp.* ...............................          242,081
   7,503   Shoe Carnival, Inc.* ............................          171,519
   4,900   Tween Brands, Inc.* .............................          166,894
  63,800   United Retail Group, Inc.* ......................          977,416
  10,703   USANA Health Sciences, Inc.* ....................          479,066
   8,800   World Fuel Services Corp.+ ......................          317,152
  22,239   Zumiez, Inc.* ...................................          495,707
                                                                 ------------
                                                                   10,357,305
                                                                 ------------
           RUBBER & MISC. PLASTICS--0.5%
  20,737   PW Eagle, Inc.+ .................................          723,099
                                                                 ------------
           SAVINGS & LOAN ASSOCIATIONS--0.4%
  12,300   PFF Bancorp, Inc. ...............................          443,907
   1,600   Sterling Financial Corp. ........................           52,896
                                                                 ------------
                                                                      496,803
                                                                 ------------
           SCHOOLS--0.1%
   9,800   Corinthian Colleges, Inc.* ......................          118,776
                                                                 ------------
           SEMICONDUCTORS--3.5%
  24,436   Advanced Energy Industries, Inc.* ...............          351,145
  33,200   Amkor Technology, Inc.*+ ........................          188,244
  70,900   Atheros Communications*+ ........................        1,153,543
   5,453   Coherent, Inc.* .................................          197,726
  10,195   Fairchild Semiconductor International, Inc.* ....          183,816
 188,400   LTX Corp.* ......................................          955,188
  53,092   Mattson Technology, Inc.*+ ......................          415,711
   2,697   MKS Instruments, Inc.* ..........................           56,340
  64,300   Zoran Corp.* ....................................        1,145,826
   8,830   Zygo Corp.* .....................................          117,527
                                                                 ------------
                                                                    4,765,066
                                                                 ------------
           SERVICES - EMPLOYMENT AGENCIES--0.2%
   7,500   Kelly Services, Inc.+ ...........................          204,825
   1,800   Volt Information Sciences, Inc.* . ..............           76,752
                                                                 ------------
                                                                      281,577
                                                                 ------------
           SERVICES - MANAGEMENT CONSULTING--0.8%
  29,700   First Consulting Group, Inc.* ...................          266,706
  41,700   PDI, Inc.* ......................................          550,023


--------------------------------------------------------------------------------
  PRINCIPAL                                                         VALUE
AMOUNT (000'S)                                                     (NOTE 1)
--------------------------------------------------------------------------------

           SERVICES - MANAGEMENT CONSULTING--(CONTINUED)
  30,800   Spherion Corp.*+ ................................     $    230,076
                                                                 ------------
                                                                    1,046,805
                                                                 ------------
           STEEL--0.9%
  16,700   Chaparral Steel Co.*+ ...........................        1,192,714
   2,200   Steel Technologies, Inc. ........................           48,928
                                                                 ------------
                                                                    1,241,642
                                                                 ------------
           TELECOMMUNICATIONS EQUIPMENT & SERVICES--4.8%
  54,200   Carrier Access Corp.* ...........................          488,884
   2,200   Commonwealth Telephone Enterprises, Inc. ........           77,572
  41,400   Ditech Networks, Inc.* ..........................          364,734
  21,200   Finisar Corp.*+ .................................           78,652
 136,538   Glenayre Technologies, Inc.* ....................          357,729
  65,300   Lightbridge, Inc.* ..............................          777,070
  55,654   Polycom, Inc.* ..................................        1,324,009
  34,069   SAVVIS, Inc.* ...................................          852,066
  76,062   Sirenza Microdevices, Inc.*+ ....................          705,095
  46,246   Tollgrade Communications, Inc.* .................          423,151
 124,500   UTStarcom, Inc.* ................................        1,022,145
                                                                 ------------
                                                                    6,471,107
                                                                 ------------
           TOBACCO--0.6%
  21,600   Universal Corp. .................................          834,408
                                                                 ------------
           TRANSPORTATION--4.8%
  59,782   ABX Air, Inc.* ..................................          331,790
  22,501   Atlas Air Worldwide Holdings, Inc.* .............          988,469
  40,922   Genco Shipping & Trading Ltd.+ ..................          897,419
  42,000   OMI Corp. .......................................          945,840
  12,900   Overseas Shipholding Group, Inc. ................          860,430
  22,924   P.A.M. Transportation Services, Inc.* ...........          571,037
  31,149   Pacer International, Inc.* ......................          857,532
   6,000   Quality Distribution Inc. .......................           86,940
  30,323   Saia, Inc.* .....................................          932,432
                                                                 ------------
                                                                    6,471,889
                                                                 ------------
           WHOLESALE - DISTRIBUTION--0.2%
  20,500   Handleman Co. ...................................          142,885
   6,900   Rentrak Corp.* ..................................           77,970
                                                                 ------------
                                                                      220,855
                                                                 ------------
           Total Common Stocks
              (Cost $130,957,569) ..........................      132,954,738
                                                                 ------------

The accompanying notes are an integral part of the financial statements.

                              [GRAPHIC OMITTED]
                            N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                             EMERGING GROWTH FUND

                     PORTFOLIO OF INVESTMENTS (CONCLUDED)

                               AUGUST 31, 2006

--------------------------------------------------------------------------------
  PRINCIPAL                                                         VALUE
AMOUNT (000'S)                                                     (NOTE 1)
--------------------------------------------------------------------------------

           REPURCHASE AGREEMENTS--1.8%
  $  933   Bear, Stearns & Co., Inc.**
              (Agreement dated 08/31/06 to
              be repurchased at $932,611,
              collateralized by $770,000 par
              amount of U.S. Treasury Bond, at a
              rate of 13.25%, due 05/15/14, market
              value of collateral is $965,229)
              2.66%, 09/01/06 ..............................     $    932,542
   1,585   Bear, Stearns & Co., Inc.
              (Agreement dated 08/31/06 to
              be repurchased at $1,585,024,
              collateralized by $1,305,000 par
              amount of U.S. Treasury Bond, at a
              rate of 13.25%, due 05/15/14, market
              value of collateral is $1,635,875)
              5.23%, 09/01/06 ..............................        1,584,794
                                                                 ------------
           Total Repurchase Agreements
              (Cost $2,517,335).............................        2,517,336
                                                                 ------------
Total Investments -- 100.1%
   (Cost $133,474,904)......................................      135,472,074
                                                                 ------------
Liabilities in Excess of Other Assets -- (0.1)% ............         (165,547)
                                                                 ------------
Net Assets -- 100.0%........................................     $135,306,527
                                                                 ============

---------
*  Non-income producing.
** Investment purchased with cash collateral received for securities on loan.
   (Note 6)
+  Security position is either entirely or partially out on loan. (Note 6)

---------
(1) On September 13, 2006, due to a merger, the security name changed to Infinity Pharmaceuticals, Inc.

The accompanying notes are an integral part of the financial statements.

                              [GRAPHIC OMITTED]
                            N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                 GROWTH FUND

                           PORTFOLIO OF INVESTMENTS

                               AUGUST 31, 2006


--------------------------------------------------------------------------------
                                                                     VALUE
 SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------

           COMMON STOCKS--97.9%
           ADVERTISING--0.2%
   1,900   Harte-Hanks, Inc. ...............................      $    50,350
                                                                  -----------
           AEROSPACE & DEFENSE--0.9%
   3,500   Alliant Techsystems, Inc.*+ .....................          267,715
                                                                  -----------
           AIRLINES--0.1%
   5,300   ExpressJet Holdings, Inc.* ......................           37,047
                                                                  -----------
           APPAREL--2.4%
   7,100   American Eagle Outfitters, Inc. .................          274,273
   2,700   Guess?, Inc.*+ ..................................          110,160
   8,038   Gymboree Corp. (The)* ...........................          269,675
   2,300   Maidenform Brands, Inc.* ........................           40,917
   1,443   Perry Ellis International, Inc.* . ..............           38,903
                                                                  -----------
                                                                      733,928
                                                                  -----------
           AUTOMOBILE PARTS & EQUIPMENT--0.2%
   3,400   Accuride Corp.* .................................           37,094
   1,600   Fuel Systems Solutions, Inc.* ...................           22,048
     600   TRW Automotive Holdings Corp.* ..................           14,796
                                                                  -----------
                                                                       73,938
                                                                  -----------
           AUTOMOBILE RENTALS--0.4%
   5,700   United Rentals, Inc.* ...........................          123,462
                                                                  -----------
           AUTOMOBILES & TRUCKS--1.5%
  11,600   Navistar International Corp.* ...................          266,104
   3,900   Oshkosh Truck Corp. .............................          201,630
                                                                  -----------
                                                                      467,734
                                                                  -----------
           BANKS--1.1%
   7,000   Corus Bankshares, Inc.+ .........................          152,670
   6,000   TCF Financial Corp. .............................          156,420
     300   Vineyard National Bancorp Co.+ ..................            8,169
                                                                  -----------
                                                                      317,259
                                                                  -----------
           BIOTECHNOLOGY--2.1%
   3,200   Alkermes, Inc.* .................................           52,320
   1,100   Diversa Corp.* ..................................           10,120
   2,925   Exelixis, Inc.* .................................           28,460
   1,972   Kendle International, Inc.* .....................           52,100
   2,500   Lexicon Genetics, Inc.* .........................           10,450
   4,600   Ligand Pharmaceuticals, Inc., Class B*+ .........           46,644
   2,500   Medarex, Inc.* ..................................           26,850
  14,900   Millennium Pharmaceuticals, Inc.* ...............          161,814
     500   Myogen,, Inc.* ..................................           17,400
   3,948   New River Pharmaceuticals, Inc.*+ ...............          102,964
   4,500   Pain Therapeutics, Inc.* ........................           36,450
   2,200   Progenics Pharmaceuticals, Inc.* . ..............           49,808


--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           BIOTECHNOLOGY--(CONTINUED)
   1,300   Vertex Pharmaceuticals, Inc.* ...................      $    44,785
     300   Xenoport, Inc.* .................................            6,582
                                                                  -----------
                                                                      646,747
                                                                  -----------
           BUILDING & BUILDING MATERIALS--0.8%
   9,970   BlueLinx Holdings, Inc. .........................          105,383
   6,152   Builders FirstSource, Inc.* .....................           93,510
   1,300   Eagle Materials, Inc. ...........................           46,605
   1,300   U.S. Concrete, Inc.* ............................            7,969
                                                                  -----------
                                                                      253,467
                                                                  -----------
           CHEMICALS - DIVERSIFIED--0.8%
  13,600   Celanese Corp., Series A ........................          251,464
                                                                  -----------
           CHEMICALS - SPECIALTY--2.3%
   4,797   Lubrizol Corp. (The) ............................          208,622
   4,800   OM Group, Inc.* .................................          192,000
   9,472   RPM International, Inc.+ ........................          178,168
   5,300   Spartech Corp.+ .................................          119,409
                                                                  -----------
                                                                      698,199
                                                                  -----------
           COMMERCIAL SERVICES--2.9%
  11,800   Convergys Corp.* ................................          246,266
  25,199   Emdeon Corp.* ...................................          298,608
   8,200   Equifax, Inc. ...................................          260,678
   1,700   Steiner Leisure Ltd.* ...........................           65,416
                                                                  -----------
                                                                      870,968
                                                                  -----------
           COMPUTER COMPONENTS--0.6%
   5,124   Komag, Inc.* ....................................          184,259
                                                                  -----------
           COMPUTER NETWORKING PRODUCTS--1.5%
  11,168   Atheros Communications* .........................          181,704
  41,100   Brocade Communications Systems, Inc.* ...........          254,820
   2,811   LaserCard Corp.* ................................           27,941
                                                                  -----------
                                                                      464,465
                                                                  -----------
           COMPUTER SERVICES--0.4%
  24,500   Unisys Corp.* ...................................          131,075
                                                                  -----------
           COMPUTER SOFTWARE--3.6%
   4,057   Aspen Technology, Inc.* .........................           45,276
   9,100   BMC Software, Inc.* .............................          242,242
  15,900   Cadence Design Systems, Inc.* ...................          261,237
   5,800   Magma Design Automation, Inc.* ..................           43,964
   2,800   Packeteer, Inc.* ................................           28,140
   9,500   SYNNEX Corp.* ...................................          211,185
  12,735   Synopsys, Inc.* .................................          241,456
                                                                  -----------
                                                                    1,073,500
                                                                  -----------

The accompanying notes are an integral part of the financial statements.

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                         FAMILY OF FUNDS

                                   GROWTH FUND
                      Portfolio of Investments (continued)
                                 AUGUST 31, 2006

--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           COMPUTER STORAGE DEVICES--0.4%
   1,300   Datalink Corp.* .................................      $    10,868
   9,859   Smart Modular Technologies, Inc.* ...............           97,604
                                                                  -----------
                                                                      108,472
                                                                  -----------
           CONSTRUCTION & BUILDING MATERIALS--0.5%
   2,300   Granite Construction, Inc. ......................          123,395
     900   Infrasource Services, Inc.* .....................           15,561
                                                                  -----------
                                                                      138,956
                                                                  -----------
           CONSUMER PRODUCTS--1.4%
   5,100   Alberto Culver Co. Class B ......................          251,073
     700   Energizer Holdings, Inc.* .......................           46,802
   5,211   PetMed Express, Inc.* ...........................           65,138
   3,300   Sealy Corp. .....................................           45,474
     300   Toro Co. (The)+ .................................           12,003
                                                                  -----------
                                                                      420,490
                                                                  -----------
           DATA PROCESSING--2.3%
   1,300   Dun & Bradstreet Corp. (The)* ...................           91,403
   2,300   Fair Isaac Corp. ................................           80,523
   7,200   Global Payments, Inc. ...........................          273,960
   9,600   infoUSA, Inc. ...................................           79,296
   7,700   Total System Services, Inc.+ ....................          171,633
                                                                  -----------
                                                                      696,815
                                                                  -----------
           ELECTRICAL EQUIPMENT--0.1%
     300   General Cable Corp.* ............................           11,559
     300   Littelfuse, Inc.* ...............................           10,833
                                                                  -----------
                                                                       22,392
                                                                  -----------
           ELECTRONIC COMPONENTS & ACCESSORIES--2.9%
   8,400   Arrow Electronics, Inc.*+ .......................          234,360
   4,300   AVX Corp. .......................................           71,423
   5,478   Hittite Microwave Corp.* ........................          247,496
   3,300   Pemstar, Inc.* ..................................           12,606
   6,721   Planar Systems, Inc.* ...........................           66,067
   2,500   Thomas & Betts Corp.* ...........................          112,900
   9,872   TTM Technologies, Inc.* .........................          126,954
                                                                  -----------
                                                                      871,806
                                                                  -----------
           ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.2%
   3,305   Eagle Test Systems, Inc.* .......................           55,458
                                                                  -----------
           ENERGY & RAW MATERIALS--0.0%
     100   Aventine Renewable Energy
              Holdings, Inc.*+..............................            2,740
                                                                  -----------
           ENGINEERING--0.5%
   1,900   Jacobs Engineering Group, Inc.* .................          165,471
                                                                  -----------


--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           ENTERTAINMENT--0.7%
   4,800   Live Nation, Inc.* ..............................      $   100,704
   4,100   Warner Music Group Corp. ........................          102,254
                                                                  -----------
                                                                      202,958
                                                                  -----------
           FINANCIAL SERVICES--2.0%
   7,300   Cash America International, Inc. ................          269,151
   4,100   IntercontinentalExchange, Inc.*+ . ..............          259,366
   1,400   Jackson Hewitt Tax Service, Inc. ................           44,240
     600   World Acceptance Corp.* .........................           23,982
                                                                  -----------
                                                                      596,739
                                                                  -----------
           FOOD & AGRICULTURE--1.2%
   4,500   J. M. Smucker Co. (The) .........................          218,835
     800   McCormick & Co.,Inc .............................           29,136
   6,478   Spartan Stores, Inc. ............................          116,798
                                                                  -----------
                                                                      364,769
                                                                  -----------
           FUNERAL SERVICES--0.1%
   3,500   Service Corp. International .....................           29,400
                                                                  -----------
           HEALTH CARE--3.1%
   7,200   AMERIGROUP Corp.* ...............................          227,088
  10,600   Healthspring, Inc.* .............................          211,046
   6,600   Molina Healthcare, Inc.* ........................          244,464
   8,919   Odyssey HealthCare, Inc.* .......................          143,061
     500   USANA Health Sciences, Inc.* ....................           22,380
   1,700   WellCare Health Plans, Inc.* ....................           95,336
                                                                  -----------
                                                                      943,375
                                                                  -----------
           HOSPITALS--1.6%
     800   AmSurg Corp.* ...................................           19,256
     800   Apria Healthcare Group, Inc.* ...................           16,312
   5,200   Community Health Systems, Inc.* .................          201,552
   4,500   Universal Health Services, Inc., Class B ........          254,790
                                                                  -----------
                                                                      491,910
                                                                  -----------
           HOTELS & MOTELS--0.1%
   2,500   Interstate Hotels & Resorts, Inc.* ..............           25,975
                                                                  -----------
           INSURANCE - PROPERTY & CASUALTY--3.8%
   3,200   Arch Capital Group Ltd.* ........................          190,720
   8,700   IPC Holdings Ltd. ...............................          243,165
   7,200   Platinum Underwriters Holdings Ltd. .............          213,840
   5,100   RenaissanceRe Holdings Ltd.+ ....................          262,650
   5,900   Zenith National Insurance Corp. .................          223,020
                                                                  -----------
                                                                    1,133,395
                                                                  -----------
           INTERNET CONTENT--0.3%
   9,106   United Online, Inc. .............................          104,446
                                                                  -----------

The accompanying notes are an integral part of the financial statements.

                              [GRAPHIC OMITTED]
                            N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                 GROWTH FUND

                     PORTFOLIO OF INVESTMENTS (CONTINUED)

                               AUGUST 31, 2006

--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           INTERNET SOFTWARE--1.3%
   3,300   McAfee, Inc.* ...................................      $    75,108
  16,500   SonicWALL, Inc.* ................................          169,290
  12,628   TheStreet.com, Inc. .............................          135,877
                                                                  -----------
                                                                      380,275
                                                                  -----------
           INVESTMENT MANAGEMENT--0.0%
     400   Cowen Group, Inc.* ..............................            5,632
                                                                  -----------
           LEISURE & ENTERTAINMENT--0.3%
   3,000   Dover Downs Gaming & Entertainment, Inc. ........           39,390
   2,792   Monarch Casino & Resort, Inc.* ..................           52,964
                                                                  -----------
                                                                       92,354
                                                                  -----------
           MACHINERY--0.9%
     635   Columbus McKinnon Corp.* ........................           11,741
   7,400   JLG Industries, Inc. ............................          129,204
     800   Terex Corp.*+ ...................................           35,144
   3,800   Wabtec Corp. ....................................          107,198
                                                                  -----------
                                                                      283,287
                                                                  -----------
           MANUFACTURING--2.8%
   3,020   Carlisle Companies, Inc. ........................          258,210
   1,600   Crane Co. .......................................           63,968
   3,800   Freightcar America, Inc. ........................          221,160
   4,460   Insteel Industries, Inc. ........................           92,947
     800   Manitowoc Co., Inc. (The) .......................           35,360
  11,000   Myers Industries, Inc. ..........................          180,730
                                                                  -----------
                                                                      852,375
                                                                  -----------
           MEDICAL & MEDICAL SERVICES--2.1%
     900   Illumina, Inc.* .................................           30,312
   8,550   Lincare Holdings, Inc.* .........................          316,607
   6,000   Pediatrix Medical Group, Inc.* ..................          274,800
                                                                  -----------
                                                                      621,719
                                                                  -----------
           MEDICAL INSTRUMENTS & SUPPLIES--5.6%
   6,405   Candela Corp.* ..................................           66,804
   4,523   Cutera, Inc.* ...................................          105,024
   1,900   Cytyc Corp.* ....................................           45,391
  11,200   DENTSPLY International, Inc. ....................          364,896
     600   Edwards Lifesciences Corp.* .....................           28,014
     800   Gen-Probe, Inc.* ................................           38,888
   3,300   Henry Schein, Inc.* .............................          164,571
   5,300   Hillenbrand Industries, Inc. ....................          302,471
   1,000   IDEXX Laboratories, Inc.* .......................           92,010
   8,600   Immucor, Inc.* ..................................          178,622
   5,300   Kinetic Concepts, Inc.* .........................          167,480
   1,100   Luminex Corp.* ..................................           20,911


--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           MEDICAL INSTRUMENTS & SUPPLIES--(CONTINUED)
   3,800   Owens & Minor, Inc. .............................      $   122,246
                                                                  -----------
                                                                    1,697,328
                                                                  -----------
           MORTGAGE--1.0%
   7,300   Fremont General Corp. ...........................          104,244
   5,400   IndyMac Bancorp, Inc. ...........................          211,140
                                                                  -----------
                                                                      315,384
                                                                  -----------
           OFFICE & BUSINESS EQUIPMENT--0.8%
     700   Global Imaging Systems, Inc.* ...................           15,351
   4,382   Tech Data Corp.* ................................          152,888
   1,528   United Stationers, Inc.*+ .......................           70,028
                                                                  -----------
                                                                      238,267
                                                                  -----------
           OFFICE FURNISHINGS--0.0%
     700   Knoll, Inc. .....................................           12,481
                                                                  -----------
           OIL & GAS EQUIPMENT & SERVICES--1.9%
   5,900   NATCO Group, Inc., Class A* .....................          215,527
   7,900   Pride International, Inc.* ......................          204,847
   3,300   Tidewater, Inc. .................................          157,113
                                                                  -----------
                                                                      577,487
                                                                  -----------
           OIL & GAS FIELD EXPLORATION--4.4%
   9,800   Exploration Company of Delaware (The)* ..........          114,954
  10,500   Harvest Natural Resources, Inc.* . ..............          134,295
   1,100   Penn Virginia Corp. .............................           78,089
   7,000   St. Mary Land & Exploration Co. .................          285,600
   5,200   Unit Corp.* .....................................          274,092
  23,740   VAALCO Energy, Inc.* ............................          195,143
   7,400   W&T Offshore, Inc. ..............................          237,466
                                                                  -----------
                                                                    1,319,639
                                                                  -----------
           OIL & GAS FIELD SERVICES--1.7%
   8,300   Basic Energy Services, Inc.* ....................          237,380
   1,800   Matrix Service Co.* .............................           23,742
   7,100   Trico Marine Services, Inc.* ....................          254,677
     490   Warrior Energy Service Corp.* ...................            9,359
                                                                  -----------
                                                                      525,158
                                                                  -----------
           OIL REFINING--1.2%
   9,500   Delek US Holdings, Inc.* ........................          198,645
   6,400   Western Refining, Inc. ..........................          150,848
                                                                  -----------
                                                                      349,493
                                                                  -----------
           OIL SERVICES--0.1%
   1,400   Horizon Offshore, Inc.* .........................           29,134
                                                                  -----------

The accompanying notes are an integral part of the financial statements.

                              [GRAPHIC OMITTED]
                            N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                 GROWTH FUND

                     PORTFOLIO OF INVESTMENTS (CONTINUED)

                               AUGUST 31, 2006

--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           PACKAGING--0.0%
     400   Silgan Holdings, Inc. ...........................      $    14,160
                                                                  -----------
           PAPER & ALLIED PRODUCTS--0.8%
   5,800   Rayonier, Inc. ..................................          229,100
                                                                  -----------
           PHARMACEUTICALS--1.0%
     553   Abraxis BioScience, Inc.* .......................           13,759
     671   Endo Pharmaceuticals Holdings, Inc.* ............           22,163
  23,889   Enzon Pharmaceuticals, Inc.* ....................          195,412
     600   Kos Pharmaceuticals, Inc.* ......................           29,340
   3,100   Prestige Brands Holdings, Inc.* .................           31,062
                                                                  -----------
                                                                      291,736
                                                                  -----------
           PRINTING--0.1%
     700   American Reprographics Co.* .....................           21,364
                                                                  -----------
           REAL ESTATE INVESTMENT TRUSTS--3.1%
   4,900   Entertainment Properties Trust ..................          244,314
  10,400   FelCor Lodging Trust, Inc. ......................          223,080
   1,000   OMEGA Healthcare Investors, Inc. ................           14,770
   3,209   PS Business Parks, Inc. .........................          196,134
   2,100   SL Green Realty Corp. ...........................          234,276
     900   Tanger Factory Outlet Centers, Inc. .............           32,220
                                                                  -----------
                                                                      944,794
                                                                  -----------
           RESTAURANTS--1.8%
   8,900   Brinker International, Inc. .....................          342,383
   7,100   Domino's Pizza, Inc. ............................          173,595
   1,600   Morton's Restaurant Group, Inc.* . ..............           24,656
                                                                  -----------
                                                                      540,634
                                                                  -----------
           RETAIL - SPECIALTY--8.4%
   7,300   AnnTaylor Stores Corp.* .........................          290,540
   2,329   Brown Shoe Co., Inc. ............................           74,412
   9,400   Cato Corp. (The), Class A .......................          218,362
   9,600   Christopher & Banks Corp. .......................          233,760
   5,737   Dollar Tree Stores, Inc.* .......................          165,111
   4,400   DSW, Inc.*+ .....................................          123,156
   5,955   EZCORP, Inc., Class A* ..........................          233,853
   1,900   Family Dollar Stores, Inc. ......................           48,583
   7,220   FTD Group, Inc.* ................................          114,437
   1,200   Longs Drug Stores Corp. .........................           54,516
     791   Mothers Work, Inc.* .............................           30,224
   7,900   NBTY, Inc.* .....................................          251,694
   5,299   Officemax, Inc. .................................          220,067
   9,500   Rent-A-Center, Inc.* ............................          257,450
     400   Shoe Carnival, Inc.* ............................            9,144
     800   Tween Brands, Inc.* .............................           27,248
   3,638   United Retail Group, Inc.* ......................           55,734


--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           RETAIL - SPECIALTY--(CONTINUED)
   1,500   World Fuel Services Corp. .......................      $    54,060
   3,566   Zumiez, Inc.* ...................................           79,486
                                                                  -----------
                                                                    2,541,837
                                                                  -----------
           RUBBER & MISC. PLASTICS--0.2%
   1,800   PW Eagle, Inc. ..................................           62,766
                                                                  -----------
           SAVINGS & LOAN ASSOCIATIONS--0.7%
     700   Downey Financial Corp. ..........................           42,973
   3,500   FirstFed Financial Corp.*+ ......................          178,010
                                                                  -----------
                                                                      220,983
                                                                  -----------
           SCHOOLS--0.5%
   2,300   Career Education Corp.* .........................           44,045
   1,600   ITT Educational Services, Inc.* .................          105,744
                                                                  -----------
                                                                      149,789
                                                                  -----------
           SEMICONDUCTORS--3.8%
   2,500   Advanced Energy Industries, Inc.* ...............           35,925
   3,900   Applied Micro Circuits Corp.*+ ..................           10,647
   4,200   EMCOR Group, Inc.* ..............................          232,848
  22,600   LTX Corp.* ......................................          114,582
   3,208   Mattson Technology, Inc.* .......................           25,119
  14,548   OmniVision Technologies, Inc.* ..................          241,497
  18,962   Teradyne, Inc.* .................................          266,226
  13,100   Zoran Corp.* ....................................          233,442
                                                                  -----------
                                                                    1,160,286
                                                                  -----------
           SERVICES - MANAGEMENT CONSULTING--0.2%
   7,821   Spherion Corp.* .................................           58,423
                                                                  -----------
           STEEL--0.9%
   3,700   Chaparral Steel Co.* ............................          264,254
                                                                  -----------
           TELECOMMUNICATIONS EQUIPMENT & SERVICES--2.9%
  14,600   Glenayre Technologies, Inc.* ....................           38,252
   8,395   Lightbridge, Inc.* ..............................           99,900
  11,400   Polycom, Inc.* ..................................          271,206
   5,200   SAVVIS, Inc.* ...................................          130,052
   5,228   Sirenza Microdevices, Inc.* .....................           48,464
   1,500   Syniverse Holdings, Inc.* .......................           25,125
   4,550   TiVo, Inc.*+ ....................................           37,538
  28,700   UTStarcom, Inc.* ................................          235,627
                                                                  -----------
                                                                      886,164
                                                                  -----------
           TOBACCO--0.2%
   1,300   Universal Corp. .................................           50,219
                                                                  -----------

The accompanying notes are an integral part of the financial statements.

                              [GRAPHIC OMITTED]
                            N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                 GROWTH FUND

                     PORTFOLIO OF INVESTMENTS (CONCLUDED)

                               AUGUST 31, 2006

--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           TRANSPORTATION--3.9%
   2,700   Atlas Air Worldwide Holdings, Inc.* .............      $   118,611
   5,700   Genco Shipping & Trading Ltd.+ ..................          125,001
   2,600   General Maritime Corp. ..........................           97,656
   1,100   Laidlaw International, Inc. .....................           29,700
   9,400   OMI Corp. .......................................          211,688
   2,700   Overseas Shipholding Group, Inc. ................          180,090
   5,830   Pacer International, Inc.* ......................          160,500
     187   P.A.M. Transportation Services, Inc.* ...........            4,658
   1,263   Saia, Inc.* .....................................           38,837
   5,900   YRC Worldwide, Inc.* ............................          217,002
                                                                  -----------
                                                                    1,183,743
                                                                  -----------
           UTILITIES--0.8%
   5,400   Energen Corp. ...................................          235,656
                                                                  -----------
           WASTE MANAGEMENT--0.6%
   6,500   Metal Management, Inc. ..........................          166,270
                                                                  -----------
           WHOLESALE - DISTRIBUTION--0.9%
   4,181   CDW Corp. .......................................          243,752
   2,700   Handleman Co. ...................................           18,819
                                                                  -----------
                                                                      262,571
                                                                  -----------
           Total Common Stocks
              (Cost $29,077,665)............................       29,605,906
                                                                  -----------


  PRINCIPAL
AMOUNT (000'S)

           REPURCHASE AGREEMENTS--2.0%
    $ 75   Bear, Stearns & Co., Inc.**
              (Agreement dated 08/31/06 to
              be repurchased at $75,413,
              collateralized by $65,000 par
              amount of U.S. Treasury Bond, at a
              rate of 13.25%, due 05/15/14, market
              value of collateral is $81,480)
              2.66%, 09/01/06...............................           75,407
     534   Bear, Stearns & Co., Inc.
              (Agreement dated 08/31/06 to
              be repurchased at $533,992,
              collateralized by $440,000 par
              amount of U.S. Treasury Bond, at a
              rate of 13.25%, due 05/15/14, market
              value of collateral is $551,559)
              5.23%, 09/01/06...............................          533,915
                                                                  -----------
        Total Repurchase Agreements
           (Cost $609,322)..................................          609,322
                                                                  -----------


--------------------------------------------------------------------------------
                                                                    VALUE
                                                                   (NOTE 1)
--------------------------------------------------------------------------------
Total Investments -- 99.9%
   (Cost $29,686,987).......................................      $30,215,228
                                                                  -----------
Other Assets in Excess of Liabilities -- 0.1%. .............           30,880
                                                                  -----------
Net Assets -- 100.0%........................................      $30,246,108
                                                                  ===========

----------
*  Non-income producing.
** Investment purchased with cash collateral received for securities on loan. (Note 6)
+  Security position is either entirely or partially out on loan. (Note 6)

The accompanying notes are an integral part of the financial statements.

                              [GRAPHIC OMITTED]
                            N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                 MID CAP FUND

                           PORTFOLIO OF INVESTMENTS

                               AUGUST 31, 2006

--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           COMMON STOCKS--96.1%
           ADVERTISING--1.0%
   5,000   Omnicom Group, Inc. .............................      $   437,100
                                                                  -----------
           AEROSPACE & DEFENSE--2.9%
   6,500   General Dynamics Corp. ..........................          439,075
   6,500   Northrop Grumman Corp. ..........................          434,265
   9,500   Raytheon Co. ....................................          448,495
                                                                  -----------
                                                                    1,321,835
                                                                  -----------
           AIRLINES--1.4%
  36,552   Southwest Airlines Co. ..........................          633,081
                                                                  -----------
           BANKS--4.2%
   3,400   City National Corp. .............................          223,720
   4,700   Comerica, Inc. ..................................          269,075
  12,800   Regions Financial Corp. .........................          460,672
  18,500   Synovus Financial Corp. .........................          537,980
   7,700   UnionBanCal Corp. ...............................          461,230
                                                                  -----------
                                                                    1,952,677
                                                                  -----------
           BROADCASTING / CABLE TV--0.5%
  10,000   CTC Media, Inc.* ................................          229,800
                                                                  -----------
           BUILDING & BUILDING MATERIALS--0.8%
  10,800   Eagle Materials, Inc.+ ..........................          387,180
                                                                  -----------
           CHEMICALS - DIVERSIFIED--1.0%
  24,600   Celanese Corp., Series A+ .......................          454,854
                                                                  -----------
           CHEMICALS - SPECIALTY--2.0%
  10,997   Lubrizol Corp. (The) ............................          478,260
  24,300   RPM International, Inc.+ ........................          457,083
                                                                  -----------
                                                                      935,343
                                                                  -----------
           COMMERCIAL SERVICES--1.1%
  24,400   Convergys Corp.* ................................          509,228
                                                                  -----------
           COMPUTER NETWORKING PRODUCTS--1.1%
  25,900   Synopsys, Inc.* .................................          491,064
                                                                  -----------
           COMPUTER PERIPHERALS--1.2%
   9,600   Lexmark International, Inc., Class A* ...........          538,272
                                                                  -----------
           COMPUTER SOFTWARE--1.2%
  18,600   Intuit, Inc.* ...................................          562,092
                                                                  -----------
           CONSUMER PRODUCTS--0.8%
   5,000   Black & Decker Corp. (The) ......................          368,200
                                                                  -----------


--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           DATA PROCESSING--3.4%
   9,500   Automatic Data Processing, Inc. .................      $   448,400
   5,600   Fair Isaac Corp. ................................          196,056
  12,000   Global Payments, Inc.+ ..........................          456,600
  20,129   Total System Services, Inc.+ ....................          448,675
                                                                  -----------
                                                                    1,549,731
                                                                  -----------
           ELECTRONIC COMPONENTS & ACCESSORIES--1.1%
  10,700   Dolby Laboratories, Inc.* .......................          232,083
   6,300   Thomas & Betts Corp.*+ ..........................          284,508
                                                                  -----------
                                                                      516,591
                                                                  -----------
           ENERGY--1.0%
   7,200   TXU Corp. .......................................          476,712
                                                                  -----------
           ENTERTAINMENT--1.1%
  20,900   Warner Music Group Corp. ........................          521,246
                                                                  -----------
           ENVIRONMENTAL SERVICES--2.0%
  12,000   Republic Services, Inc. .........................          465,360
  13,400   Waste Management, Inc. ..........................          459,352
                                                                  -----------
                                                                      924,712
                                                                  -----------
           FINANCIAL SERVICES--3.2%
  12,500   CIT Group, Inc.+ ................................          563,250
  13,200   Countrywide Financial Corp. .....................          446,160
   7,600   IntercontinentalExchange, Inc.*+ . ..............          480,776
                                                                  -----------
                                                                    1,490,186
                                                                  -----------
           FOOD & AGRICULTURE--2.4%
  15,100   H.J. Heinz Co. ..................................          631,784
  10,000   J. M. Smucker Co. (The) .........................          486,300
                                                                  -----------
                                                                    1,118,084
                                                                  -----------
           HOSPITALS--1.1%
   8,700   Universal Health Services, Inc., Class B+ .......          492,594
                                                                  -----------
           INSURANCE--1.0%
   7,100   PartnerRe Ltd. ..................................          456,530
                                                                  -----------
           INSURANCE - HEALTH & LIFE--0.2%
   2,000   Genworth Financial, Inc., Class A ...............           68,860
                                                                  -----------
           INSURANCE - PROPERTY & CASUALTY--4.3%
   8,900   ACE Ltd. ........................................          479,354
  23,300   Fidelity National Title Group, Inc.+ ............          469,728
   9,400   RenaissanceRe Holdings Ltd.+ ....................          484,100
   9,500   SAFECO Corp. ....................................          548,245
                                                                  -----------
                                                                    1,981,427
                                                                  -----------

The accompanying notes are an integral part of the financial statements.

                              [GRAPHIC OMITTED]
                            N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                 MID CAP FUND

                     PORTFOLIO OF INVESTMENTS (CONTINUED)

                               AUGUST 31, 2006

--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           INTERNET CONTENT--0.8%
  30,400   Emdeon Corp.* ...................................      $   360,240
                                                                  -----------
           LEISURE & ENTERTAINMENT--1.1%
  13,500   Royal Caribbean Cruises Ltd. ....................          492,480
                                                                  -----------
           MANUFACTURING--2.4%
   8,300   Eaton Corp. .....................................          551,950
  11,900   Ingersoll-Rand Co. Ltd., Class A ................          452,438
   2,300   ITT Corp. .......................................          112,585
                                                                  -----------
                                                                    1,116,973
                                                                  -----------
           MEDICAL & MEDICAL SERVICES--2.3%
   8,000   Laboratory Corp. of America Holdings* ...........          547,360
  13,700   Lincare Holdings, Inc.* .........................          507,311
                                                                  -----------
                                                                    1,054,671
                                                                  -----------
           MEDICAL INSTRUMENTS & SUPPLIES--4.4%
  10,400   Baxter International, Inc.+ .....................          461,552
   7,000   Becton, Dickinson & Co. .........................          487,900
   9,900   Hillenbrand Industries, Inc.+ ...................          564,993
   9,700   McKesson Corp. ..................................          492,760
                                                                  -----------
                                                                    2,007,205
                                                                  -----------
           METALS - DIVERSIFIED--1.0%
   5,200   Phelps Dodge Corp. ..............................          465,400
                                                                  -----------
           MORTGAGE--1.0%
  11,700   IndyMac Bancorp, Inc. ...........................          457,470
                                                                  -----------
           MULTIMEDIA/PUBLISHING--1.4%
  11,000   Gannett Co., Inc. ...............................          625,350
                                                                  -----------
           OFFICE & BUSINESS EQUIPMENT--0.7%
   5,500   Avery Dennison Corp.+ ...........................          340,670
                                                                  -----------
           OIL & GAS FIELD EXPLORATION--5.3%
   1,300   Grant Prideco, Inc.* ............................           53,989
     900   Noble Energy, Inc. ..............................           44,478
  19,000   Pride International, Inc.* ......................          492,670
  11,500   St. Mary Land & Exploration Co. .................          469,200
   8,600   Ultra Petroleum Corp.* ..........................          426,904
   9,400   Unit Corp.* .....................................          495,474
  14,700   W&T Offshore, Inc. ..............................          471,723
                                                                  -----------
                                                                    2,454,438
                                                                  -----------
           OIL REFINING--2.4%
   8,100   Sunoco, Inc. ....................................          582,471
   8,100   Tesoro Corp. ....................................          523,341
                                                                  -----------
                                                                    1,105,812
                                                                  -----------


--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           OIL, GAS FIELD SERVICES--0.4%
   5,100   Superior Energy Services, Inc.* .................      $   162,843
                                                                  -----------
           PAPER & ALLIED PRODUCTS--1.1%
  12,500   Rayonier, Inc. ..................................          493,750
                                                                  -----------
           PHARMACEUTICALS--3.7%
   7,600   AmerisourceBergen Corp. .........................          335,616
  10,400   Biogen Idec, Inc.* ..............................          459,056
  14,800   Endo Pharmaceuticals Holdings, Inc.*+ ...........          488,844
   8,500   Kos Pharmaceuticals, Inc.* ......................          415,650
                                                                  -----------
                                                                    1,699,166
                                                                  -----------
           REAL ESTATE--0.6%
  12,500   CB Richard Ellis Group, Inc.* ...................          287,500
                                                                  -----------
           REAL ESTATE INVESTMENT TRUSTS--3.5%
  12,000   CBL & Associates Properties, Inc.+ ..............          488,880
  26,500   Host Hotels & Resorts Inc.+ .....................          597,310
   4,600   SL Green Realty Corp. ...........................          513,176
                                                                  -----------
                                                                    1,599,366
                                                                  -----------
           RESTAURANTS--2.5%
  14,400   Brinker International, Inc. .....................          553,968
  12,500   Yum! Brands, Inc. ...............................          611,000
                                                                  -----------
                                                                    1,164,968
                                                                  -----------
           RETAIL - DISCOUNT--0.1%
   2,500   TJX Companies, Inc. (The) .......................           66,875
                                                                  -----------
           RETAIL - SPECIALTY--7.3%
  11,200   American Eagle Outfitters, Inc.+ . ..............          432,656
  12,300   AnnTaylor Stores Corp.*+ ........................          489,540
  12,100   Federated Department Stores, Inc.+ ..............          459,558
  13,700   Limited Brands, Inc. ............................          352,501
  14,900   NBTY, Inc.* .....................................          474,714
   6,300   Nike, Inc. ......................................          508,788
  15,000   Office Depot, Inc.* .............................          552,600
   4,800   Staples, Inc. ...................................          108,288
                                                                  -----------
                                                                    3,378,645
                                                                  -----------
           SAVINGS & LOAN ASSOCIATIONS--1.1%
  19,400   TCF Financial Corp. .............................          505,758
                                                                  -----------
           SEMICONDUCTORS--3.5%
   6,300   Altera Corp.*+ ..................................          127,449
   7,500   Freescale Semiconductor, Inc.* ..................          231,825
  14,300   MEMC Electronic Materials, Inc.* . ..............          553,124

The accompanying notes are an integral part of the financial statements.

                              [GRAPHIC OMITTED]
                            N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                 MID CAP FUND

                     PORTFOLIO OF INVESTMENTS (CONCLUDED)

                               AUGUST 31, 2006

--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           SEMICONDUCTORS--(CONTINUED)
  37,000   Micron Technology, Inc. .........................      $   639,360
   5,600   Teradyne, Inc.* .................................           78,624
                                                                  -----------
                                                                    1,630,382
                                                                  -----------
           SERVICES - MANAGEMENT CONSULTING--1.0%
  15,900   Accenture Ltd., Class A .........................          471,594
                                                                  -----------
           TELECOMMUNICATIONS EQUIPMENT & SERVICES--1.0%
  19,400   Polycom, Inc.* ..................................          461,526
                                                                  -----------
           TELEPHONE COMMUNICATIONS--1.0%
  34,000   Windstream Corp.+ ...............................          448,800
                                                                  -----------
           TRANSPORTATION--1.0%
   5,600   Union Pacific Corp. .............................          449,960
                                                                  -----------
           UTILITIES--5.5%
  11,900   AES Corp. (The)*+ ...............................          252,756
   2,700   Allegheny Energy, Inc. ..........................          112,698
   2,500   Alliant Energy Corp. ............................           91,475
  16,900   American Electric Power Co., Inc. ...............          616,512
  12,600   Energen Corp.+ ..................................          549,864
   7,000   Pinnacle West Capital Co. .......................          321,580
  18,800   UGI Corp. .......................................          466,240
   5,500   Xcel Energy, Inc. ...............................          114,400
                                                                  -----------
                                                                    2,525,525
                                                                  -----------
           Total Common Stocks
              (Cost $42,661,034)............................       44,244,766
                                                                  -----------


--------------------------------------------------------------------------------
  PRINCIPAL                                                         VALUE
AMOUNT (000'S)                                                     (NOTE 1)
--------------------------------------------------------------------------------

           REPURCHASE AGREEMENTS--3.9%
  $   85   Bear, Stearns & Co., Inc.**
              (Agreement dated 08/31/06 to
              be repurchased at $84,995,
              collateralized by $70,000 par
              amount of U.S. Treasury Bond, at a
              rate of 13.25%, due 05/15/14, market
              value of collateral is $87,748)
              2.66%, 09/01/06 ..............................      $    84,989
   1,715   Bear, Stearns & Co., Inc.
              (Agreement dated 08/31/06 to
              be repurchased at $1,714,944,
              collateralized by $1,410,000 par
              amount of U.S. Treasury Bond, at a
              rate of 13.25%, due 05/15/14, market
              value of collateral is $1,767,497)
              5.23%, 09/01/06...............................        1,714,695
                                                                  -----------
           Total Repurchase Agreements
              (Cost $1,799,684).............................        1,799,684
                                                                  -----------
Total Investments -- 100.0%
   (Cost $44,460,718).......................................       46,044,450
                                                                  -----------
Other Assets in Excess of Liabilities -- 0%.................            2,720
                                                                  -----------
Net Assets -- 100.0%........................................      $46,047,170
                                                                  ===========

---------
*  Non-income producing.
** Investment purchased with cash collateral received for securities on loan. (Note 6)
+  Security position is either entirely or partially out on loan. (Note 6)

The accompanying notes are an integral part of the financial statements.

                              [GRAPHIC OMITTED]
                            N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                             SMALL CAP VALUE FUND

                           PORTFOLIO OF INVESTMENTS

                               AUGUST 31, 2006

--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           COMMON STOCKS--98.4%
           AEROSPACE & DEFENSE--0.6%
  17,800   Alliant Techsystems, Inc.*+ .....................     $  1,361,522
                                                                 ------------
           AIRLINES--0.2%
  69,200   ExpressJet Holdings, Inc.* ......................          483,708
                                                                 ------------
           APPAREL--1.6%
   7,500   Buckle, Inc. (The)+ .............................          254,250
  18,800   Guess?, Inc.*+ ..................................          767,040
  44,405   Gymboree Corp. ( The)*+ .........................        1,489,788
  19,100   Maidenform Brands, Inc.* ........................          339,789
  26,991   Perry Ellis International, Inc.* . ..............          727,677
                                                                 ------------
                                                                    3,578,544
                                                                 ------------
           AUTOMOBILE PARTS & EQUIPMENT--0.9%
  23,834   Accuride Corp.* .................................          260,029
   7,938   Fuel Systems Solutions, Inc.* ...................          109,386
   5,100   Group 1 Automotive, Inc. ........................          231,030
   4,200   TRW Automotive Holdings Corp.* ..................          103,572
  65,900   United Rentals, Inc.* ...........................        1,427,394
                                                                 ------------
                                                                    2,131,411
                                                                 ------------
           AUTOMOBILES & TRUCKS--0.6%
  62,200   Navistar International Corp.* ...................        1,426,868
                                                                 ------------
           BANKS--5.3%
  11,734   Banner Corp. ....................................          486,022
  15,035   Community Bancorp*+ .............................          509,687
  87,800   Corus Bankshares, Inc.+ .........................        1,914,918
  20,595   First Community Bancorp .........................        1,104,098
   5,000   First Financial Defiance Financial Corp. ........          136,450
  17,241   First Regional Bancorp* .........................          487,058
   7,198   Glacier Bancorp, Inc.+ ..........................          233,791
   9,829   Horizon Financial Corp. .........................          294,280
  30,465   Intervest Bancshares Corp.* .....................        1,280,139
   8,252   Peoples Bancorp, Inc. ...........................          249,541
   9,309   Southwest Bancorp, Inc. .........................          247,154
  37,296   Vineyard National Bancorp Co.+ ..................        1,015,570
 250,032   W Holding Company, Inc.+ ........................        1,262,662
  56,200   Whitney Holding Corp. ...........................        1,976,554
  52,394   Wilshire Bancorp, Inc. ..........................        1,018,015
                                                                 ------------
                                                                   12,215,939
                                                                 ------------
           BEVERAGES--0.0%
     792   Coca Cola Bottling Co. ..........................           46,411
                                                                 ------------
           BUILDING & BUILDING MATERIALS--1.2%
  53,702   Builders FirstSource, Inc.* .....................          816,270
  32,800   Eagle Materials, Inc.+ ..........................        1,175,880


--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           BUILDING & BUILDING MATERIALS--(CONTINUED)
  15,300   Granite Construction, Inc.+ .....................     $    820,845
   3,000   Infrasource Services, Inc.* .....................           51,870
                                                                 ------------
                                                                    2,864,865
                                                                 ------------
           BUILDING SUPPLIES--0.6%
 126,575   BlueLinx Holdings, Inc.+ ........................        1,337,898
                                                                 ------------
           BUSINESS SERVICES--0.3%
   3,200   Forrester Research, Inc.* .......................           94,464
  19,200   Harte-Hanks, Inc. ...............................          508,800
                                                                 ------------
                                                                      603,264
                                                                 ------------
           CHEMICALS - DIVERSIFIED--0.6%
  71,600   Celanese Corp., Series A+ .......................        1,323,884
                                                                 ------------
           CHEMICALS - SPECIALTY--3.2%
   7,609   Hercules, Inc.*+ ................................          118,700
  47,500   OM Group, Inc.* .................................        1,900,000
 131,217   RPM International, Inc.+ ........................        2,468,192
  80,800   Spartech Corp.+ .................................        1,820,424
  37,700   Valspar Corp. ( The ) ...........................        1,002,820
                                                                 ------------
                                                                    7,310,136
                                                                 ------------
           COMMERCIAL BANKS--1.1%
   8,408   Alabama National BanCorp ........................          570,146
  19,227   City Bank .......................................          978,078
   6,600   Community Trust Bancorp, Inc. ...................          253,572
   6,064   Dollar Financial Corp.*+ ........................          115,762
   3,000   Mercantile Bank Corp. ...........................          121,560
   7,300   Scbt Financial Corp. ............................          284,116
   6,100   Western Alliance Bancorp.*+ .....................          225,151
                                                                 ------------
                                                                    2,548,385
                                                                 ------------
           COMMERCIAL SERVICES--1.1%
   6,400   Central Parking Corp.+ ..........................          106,496
   7,626   Compass Diversified Trust+ ......................          112,178
  72,700   Convergys Corp.* ................................        1,517,249
  31,100   Rewards Network, Inc.*+ .........................          135,285
  13,235   Steiner Leisure Ltd.* ...........................          509,283
   4,900   Viad Corp. ......................................          173,607
                                                                 ------------
                                                                    2,554,098
                                                                 ------------
           COMPUTER COMPONENTS--0.6%
  37,600   Komag, Inc.* ....................................        1,352,096
                                                                 ------------
           COMPUTER NETWORKING PRODUCTS--0.7%
 267,200   Brocade Communications Systems, Inc.* ...........        1,656,640
                                                                 ------------

The accompanying notes are an integral part of the financial statements.

                              [GRAPHIC OMITTED]
                            N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                             SMALL CAP VALUE FUND

                     PORTFOLIO OF INVESTMENTS (CONTINUED)

                               AUGUST 31, 2006

--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           COMPUTER SERVICES--0.4%
  37,800   SAVVIS, Inc.* ...................................     $    945,378
                                                                 ------------
           COMPUTER SOFTWARE--1.6%
  14,000   INVESTools, Inc.*+ ..............................          126,000
  19,026   Magma Design Automation, Inc.* ..................          144,217
  46,778   Packeteer, Inc.* ................................          470,119
  65,714   SYNNEX Corp.* ...................................        1,460,822
  77,173   Synopsys, Inc.* .................................        1,463,200
                                                                 ------------
                                                                    3,664,358
                                                                 ------------
           COMPUTER STORAGE DEVICES--0.5%
  30,668   Datalink Corp.* .................................          256,384
 101,015   Smart Modular Technologies, Inc.* ...............        1,000,049
                                                                 ------------
                                                                    1,256,433
                                                                 ------------
           COMPUTERS, SOFTWARE & SERVICING--0.4%
 186,688   Unisys Corp.* ...................................          998,781
                                                                 ------------
           CONSTRUCTION & BUILDING MATERIALS--0.3%
  29,574   Insteel Industries, Inc. ........................          616,322
                                                                 ------------
           DATA PROCESSING--0.9%
  43,900   Fair Isaac Corp. ................................        1,536,939
  76,703   infoUSA, Inc.+ ..................................          633,567
                                                                 ------------
                                                                    2,170,506
                                                                 ------------
           ELECTRICAL EQUIPMENT--0.0%
   2,400   Littelfuse, Inc.* ...............................           86,664
                                                                 ------------
           ELECTRICAL WORK--0.2%
  11,100   IDACORP, Inc. ...................................          426,462
                                                                 ------------
           ELECTRONIC COMPONENTS & ACCESSORIES--2.2%
  92,900   AVX Corp. .......................................        1,543,069
  81,400   OmniVision Technologies, Inc.* ..................        1,351,240
  22,622   Pemstar, Inc.*+ .................................           86,416
  65,769   Planar Systems, Inc.* ...........................          646,509
 105,429   TTM Technologies, Inc.*+ ........................        1,355,817
                                                                 ------------
                                                                    4,983,051
                                                                 ------------
           ELECTRONICS & INSTRUMENTATION--0.2%
  33,445   Eagle Test Systems, Inc.* .......................          561,207
                                                                 ------------
           ENERGY & RAW MATERIALS--0.0%
     600   Aventine Renewable Energy Holdings,
              Inc.*+ .......................................           16,440
                                                                 ------------
           FINANCIAL SERVICES--4.6%
  83,700   Cash America International, Inc. ................        3,086,019
  21,600   eSPEED, Inc., Class A* ..........................          181,656
   3,600   IntercontinentalExchange, Inc.*+ . ..............          227,736


--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           FINANCIAL SERVICES--(CONTINUED)
   6,400   Investment Technology Group, Inc.* ..............     $    295,744
   5,100   Jackson Hewitt Tax Service, Inc. ................          161,160
 128,900   Knight Capital Group, Inc.*+ ....................        2,250,594
  18,600   optionsXpress Holdings, Inc. ....................          485,832
  27,397   Sky Financial Group, Inc. .......................          674,514
  32,991   Triad Guaranty, Inc.*+ ..........................        1,658,458
   6,300   Waddell & Reed Financial, Inc. ..................          146,286
  36,500   World Acceptance Corp.* .........................        1,458,905
                                                                 ------------
                                                                   10,626,904
                                                                 ------------
           FOOD & AGRICULTURE--0.8%
  30,796   J. M. Smucker Co. (The) .........................        1,497,610
  23,942   Spartan Stores, Inc. ............................          431,674
                                                                 ------------
                                                                    1,929,284
                                                                 ------------
           FUNERAL SERVICES--0.1%
  27,200   Service Corp. International .....................          228,480
                                                                 ------------
           GAS UTILITIES--0.3%
   7,900   Atmos Energy Corp. ..............................          227,520
  11,900   South Jersey Industries, Inc.+ ..................          344,981
                                                                 ------------
                                                                      572,501
                                                                 ------------
           HEALTH CARE--2.9%
  59,500   AMERIGROUP Corp.* ...............................        1,876,630
  69,400   Healthspring, Inc.* .............................        1,381,754
  43,300   Molina Healthcare, Inc.* ........................        1,603,832
  90,100   Odyssey HealthCare, Inc.* .......................        1,445,204
   9,000   WellCare Health Plans, Inc.* ....................          504,720
                                                                 ------------
                                                                    6,812,140
                                                                 ------------
           HOME FURNISHINGS--0.2%
  26,500   Sealy Corp. .....................................          365,170
                                                                 ------------
           HOSPITALS--1.1%
   4,500   AmSurg Corp.*+ ..................................          108,315
  12,500   Apria Healthcare Group, Inc.* ...................          254,875
  39,500   Universal Health Services, Inc., Class B+ .......        2,236,490
                                                                 ------------
                                                                    2,599,680
                                                                 ------------
           HOTELS & MOTELS--0.1%
  25,300   Interstate Hotels & Resorts, Inc.* ..............          262,867
                                                                 ------------
           INSURANCE - HEALTH & LIFE--1.3%
   7,200   FBL Financial Group, Inc., Class A+ .............          238,752
  53,400   Reinsurance Group of America, Inc. ..............        2,759,712
                                                                 ------------
                                                                    2,998,464
                                                                 ------------

The accompanying notes are an integral part of the financial statements.

                              [GRAPHIC OMITTED]
                            N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                             SMALL CAP VALUE FUND

                     PORTFOLIO OF INVESTMENTS (CONTINUED)

                               AUGUST 31, 2006

--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           INSURANCE - PROPERTY & CASUALTY--4.3%
  15,500   Commerce Group, Inc. (The) ......................     $    461,745
 101,952   IPC Holdings Ltd.+ ..............................        2,849,558
   4,512   Odyssey Re Holdings Corp.+ ......................          137,165
  99,400   Platinum Underwriters Holdings Ltd. .............        2,952,180
  15,260   United America Indemnity Ltd., Class A* .........          327,785
  85,300   Zenith National Insurance Corp. .................        3,224,340
                                                                 ------------
                                                                    9,952,773
                                                                 ------------
           INSURANCE AGENTS, BROKERS & SERVICES--0.0%
   3,500   Cowen Group, Inc.*+ .............................           49,280
                                                                 ------------
           INTERNET CONTENT--0.7%
 147,198   United Online, Inc. .............................        1,688,361
                                                                 ------------
           INTERNET SOFTWARE--0.8%
 169,367   SonicWALL, Inc.* ................................        1,737,705
                                                                 ------------
           INVESTMENT--0.1%
  20,900   Prospect Energy Corp. ...........................          329,175
                                                                 ------------
           LEISURE & ENTERTAINMENT--0.9%
  51,700   Dover Downs Gaming & Entertainment, Inc. ........          678,821
  42,300   Live Nation, Inc.* ..............................          887,454
  31,667   Monarch Casino & Resort, Inc.* ..................          600,723
                                                                 ------------
                                                                    2,166,998
                                                                 ------------
           MACHINERY--0.3%
  19,200   JLG Industries, Inc. ............................          335,232
  14,500   Wabtec Corp.+ ...................................          409,045
                                                                 ------------
                                                                      744,277
                                                                 ------------
           MANUFACTURING--2.2%
  32,199   Carlisle Companies, Inc. ........................        2,753,015
   2,900   Crane Co. .......................................          115,942
  34,800   Freightcar America, Inc. ........................        2,025,360
   7,300   Myers Industries, Inc.+ .........................          119,939
     900   Sun Hydraulics Corp. ............................           17,748
                                                                 ------------
                                                                    5,032,004
                                                                 ------------
           MEDICAL & MEDICAL SERVICES--0.6%
  25,200   Osteotech, Inc.* ................................           94,752
  29,200   Pediatrix Medical Group, Inc.* ..................        1,337,360
                                                                 ------------
                                                                    1,432,112
                                                                 ------------
           MEDICAL INSTRUMENTS & SUPPLIES--0.6%
  20,800   Kinetic Concepts, Inc.* .........................          657,280
  22,700   Owens & Minor, Inc. .............................          730,259
                                                                 ------------
                                                                    1,387,539
                                                                 ------------


--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           METALS--0.1%
   6,600   Century Aluminum Co.*+ ..........................     $    229,086
                                                                 ------------
           MORTGAGE--1.8%
  24,300   Delta Financial Corp. ...........................          218,457
 149,900   Fremont General Corp.+ ..........................        2,140,572
  46,900   IndyMac Bancorp, Inc. ...........................        1,833,790
                                                                 ------------
                                                                    4,192,819
                                                                 ------------
           OFFICE & BUSINESS EQUIPMENT--0.4%
   7,996   Tech Data Corp.* ................................          278,980
  13,800   United Stationers, Inc.*+ .......................          632,454
                                                                 ------------
                                                                      911,434
                                                                 ------------
           OFFICE PRODUCTS--0.7%
  38,300   Officemax, Inc.+ ................................        1,590,599
                                                                 ------------
           OIL & GAS EQUIPMENT & SERVICES--1.0%
  66,807   Delek US Holdings, Inc.* ........................        1,396,934
  22,400   Northwest Natural Gas Co.+ ......................          856,800
                                                                 ------------
                                                                    2,253,734
                                                                 ------------
           OIL & GAS FIELD EXPLORATION--4.0%
   9,100   Cabot Oil & Gas Corp.+ ..........................          464,646
  51,023   Exploration Company of Delaware (The)*+ .........          598,500
  90,100   Harvest Natural Resources, Inc.* . ..............        1,152,379
  12,700   Penn Virginia Corp. .............................          901,573
  66,300   St. Mary Land & Exploration Co. .................        2,705,040
 137,745   VAALCO Energy, Inc.* ............................        1,132,264
 101,679   Western Refining, Inc. ..........................        2,396,574
                                                                 ------------
                                                                    9,350,976
                                                                 ------------
           OIL & GAS FIELD SERVICES--0.3%
   4,000   Trico Marine Services, Inc.* ....................          143,480
  13,120   World Fuel Services Corp. .......................          472,845
                                                                 ------------
                                                                      616,325
                                                                 ------------
           OIL EQUIPMENT & SERVICES--0.1%
  11,400   Horizon Offshore, Inc.* .........................          237,234
                                                                 ------------
           OIL REFINING--0.1%
   3,400   Alon USA Energy, Inc.+ ..........................          119,238
                                                                 ------------
           PACKAGING--0.0%
   3,100   Silgan Holdings, Inc. ...........................          109,740
                                                                 ------------
           PAPER & ALLIED PRODUCTS--0.7%
  18,200   Potlatch Corp. ..................................          697,242
  74,200   Xerium Technologies, Inc. .......................          810,264
                                                                 ------------
                                                                    1,507,506
                                                                 ------------

The accompanying notes are an integral part of the financial statements.

                              [GRAPHIC OMITTED]
                            N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                             SMALL CAP VALUE FUND

                     PORTFOLIO OF INVESTMENTS (CONTINUED)

                               AUGUST 31, 2006

--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           PHARMACEUTICALS--0.2%
  23,700   Prestige Brands Holdings, Inc. ..................     $    237,474
   5,800   USANA Health Sciences, Inc.* ....................          259,608
                                                                 ------------
                                                                      497,082
                                                                 ------------
           POWER, DISTRIBUTION & SPECIALTY TRANSFORMERS--0.2%
  12,600   Ormat Technologies, Inc. ........................          458,514
                                                                 ------------
           PROPERTY & CASUALITY INSURANCE--0.4%
  33,157   21st Century Holding Co.+ .......................          512,939
  13,309   NYMAGIC, Inc. ...................................          393,813
                                                                 ------------
                                                                      906,752
                                                                 ------------
           REAL ESTATE INVESTMENT TRUSTS--11.1%
   3,880   Associated Estates Realty Corp.+ . ..............           54,514
  73,200   CBL & Associates Properties, Inc.+ ..............        2,982,168
   7,800   Digital Realty Trust, Inc.+ .....................          233,298
  67,600   Entertainment Properties Trust ..................        3,370,536
   3,062   Equity Lifestyle Properties, Inc. ...............          137,270
 151,300   FelCor Lodging Trust, Inc. ......................        3,245,385
  11,100   Innkeepers USA Trust ............................          183,816
  54,700   Lexington Corporate Properties Trust+ ...........        1,149,794
  33,500   LTC Properties, Inc. ............................          797,970
 113,093   Medical Properties Trust, Inc. ..................        1,514,315
  83,300   OMEGA Healthcare Investors, Inc. ................        1,230,341
  52,219   Parkway Properties, Inc.+ .......................        2,559,775
  52,700   PS Business Parks, Inc.+ ........................        3,221,024
  53,574   Resource Capital Corp.+ .........................          763,430
 216,100   Spirit Finance Corp. ............................        2,452,735
   6,600   Tanger Factory Outlet Centers, Inc.+ ............          236,280
  38,298   Taubman Centers, Inc. ...........................        1,543,026
                                                                 ------------
                                                                   25,675,677
                                                                 ------------
           RECREATIONAL--0.1%
  10,400   Town Sports International Holdings, Inc.* .......          133,848
                                                                 ------------
           RESTAURANTS--1.8%
  53,100   Brinker International, Inc. .....................        2,042,757
  59,300   Domino's Pizza, Inc.+ ...........................        1,449,885
   5,800   Jack in the Box, Inc.* ..........................          278,284
  19,300   Morton's Restaurant Group, Inc.* . ..............          297,413
                                                                 ------------
                                                                    4,068,339
                                                                 ------------
           RETAIL--0.4%
  30,300   DSW, Inc.*+ .....................................          848,097
                                                                 ------------
           RETAIL - SPECIALTY--6.6%
  33,400   AnnTaylor Stores Corp.*+ ........................        1,329,320
  58,705   Brown Shoe Co., Inc. ............................        1,875,625
 100,585   Cato Corp. (The), Class A+ ......................        2,336,590


--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           RETAIL - SPECIALTY--(CONTINUED)
  84,000   Christopher & Banks Corp. .......................     $  2,045,400
  37,925   EZCORP, Inc., Class A* ..........................        1,489,315
  81,390   FTD Group, Inc.* ................................        1,290,031
   2,500   Longs Drug Stores Corp. .........................          113,575
  18,049   Mothers Work, Inc.* .............................          689,652
  62,700   NBTY, Inc.* .....................................        1,997,622
  75,481   Rent-A-Center, Inc.*+ ...........................        2,045,535
   3,998   United Retail Group, Inc.*+ .....................           61,249
                                                                 ------------
                                                                   15,273,914
                                                                 ------------
           RUBBER & MISC. PLASTICS--0.2%
  15,870   PW Eagle, Inc.+ .................................          553,387
                                                                 ------------
           SAVINGS & LOAN ASSOCIATIONS--4.2%
  66,600   BankUnited Financial Corp., Class A .............        1,716,282
  28,100   Downey Financial Corp.+ .........................        1,725,059
  18,300   East West Bancorp, Inc.+ ........................          741,150
   7,545   First Place Financial Corp. .....................          177,534
  30,800   FirstFed Financial Corp.*+ ......................        1,566,488
   2,241   IBERIABANK Corp. ................................          130,650
  22,143   ITLA Capital Corp. ..............................        1,161,400
  24,740   PFF Bancorp, Inc. ...............................          892,867
  28,122   Sterling Financial Corp. ........................          929,713
  10,000   TierOne Corp. ...................................          341,100
  10,800   Trustmark Corp. .................................          340,956
                                                                 ------------
                                                                    9,723,199
                                                                 ------------
           SEMICONDUCTORS--2.6%
  34,500   EMCOR Group, Inc.* ..............................        1,912,680
 210,201   LTX Corp.* ......................................        1,065,719
     758   Mattson Technology, Inc.*+ ......................            5,935
   5,100   MKS Instruments, Inc. ...........................          106,539
  98,003   Teradyne, Inc.* .................................        1,375,962
  79,850   Zoran Corp.* ....................................        1,422,927
   5,260   Zygo Corp.* .....................................           70,011
                                                                 ------------
                                                                    5,959,773
                                                                 ------------
           SERVICES - MANAGEMENT CONSULTING--0.2%
  37,100   PDI, Inc. .......................................          489,349
                                                                 ------------
           STEEL--1.1%
  28,181   Chaparral Steel Co.* ............................        2,012,687
  17,395   Olympic Steel, Inc.+ ............................          480,972
                                                                 ------------
                                                                    2,493,659
                                                                 ------------
           TELECOMMUNICATIONS EQUIPMENT & SERVICES--2.4%
  40,887   Carrier Access Corp. ............................          368,801
  83,500   Cincinnati Bell, Inc.* ..........................          421,675

The accompanying notes are an integral part of the financial statements.

                              [GRAPHIC OMITTED]
                            N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                             SMALL CAP VALUE FUND

                     PORTFOLIO OF INVESTMENTS (CONCLUDED)

                               AUGUST 31, 2006

--------------------------------------------------------------------------------
                                                                    VALUE
 SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

           TELECOMMUNICATIONS EQUIPMENT & SERVICES--(CONTINUED)
  11,331   Commonwealth Telephone Enterprises, Inc. ........     $    399,531
   4,800   Ditech Networks, Inc.* ..........................           42,288
 196,800   Glenayre Technologies, Inc.* ....................          515,616
  91,967   Lightbridge, Inc.* ..............................        1,094,407
  78,700   Polycom, Inc.* ..................................        1,872,273
  59,594   Sirenza Microdevices, Inc.*+ ....................          552,437
  29,400   UTStarcom, Inc.* ................................          241,374
                                                                 ------------
                                                                    5,508,402
                                                                 ------------
           TOBACCO--0.2%
  27,400   Alliance One International, Inc.*+ ..............          110,422
  10,300   Universal Corp. .................................          397,889
                                                                 ------------
                                                                      508,311
                                                                 ------------
           TRANSPORTATION--4.1%
  27,100   Atlas Air Worldwide Holdings, Inc.* .............        1,190,503
  67,422   Genco Shipping & Trading Ltd.+ ..................        1,478,565
  20,300   General Maritime Corp. ..........................          762,468
   6,900   Laidlaw International, Inc. .....................          186,300
  62,963   OMI Corp. .......................................        1,417,927
  27,200   Overseas Shipholding Group, Inc. ................        1,814,240
  38,110   Pacer International, Inc. .......................        1,049,168
   6,800   Saia, Inc.* .....................................          209,100
  36,200   YRC Worldwide, Inc.* ............................        1,331,436
                                                                 ------------
                                                                    9,439,707
                                                                 ------------
           UTILITIES--5.4%
  54,300   AGL Resources, Inc.+ ............................        1,975,977
  59,600   Avista Corp.+ ...................................        1,444,704
  60,300   Energen Corp.+ ..................................        2,631,492
  85,700   National Fuel Gas Co.+ ..........................        3,271,169
  18,500   UGI Corp. .......................................          458,800
  10,100   Unisource Energy Corp. ..........................          348,551
  69,108   Westar Energy, Inc. .............................        1,685,544
  18,800   WGL Holdings, Inc. ..............................          584,116
                                                                 ------------
                                                                   12,400,353
                                                                 ------------
           WASTE MANAGEMENT--0.7%
  65,328   Metal Management, Inc. ..........................        1,671,090
                                                                 ------------
           WHOLESALE - DISTRIBUTION--0.1%
  32,500   Handleman Co. ...................................          226,525
                                                                 ------------
           Total Common Stocks
              (Cost $220,470,934)...........................      227,391,654
                                                                 ------------


--------------------------------------------------------------------------------
                                                                    VALUE
 UNITS                                                             (NOTE 1)
--------------------------------------------------------------------------------

           WARRANTS--0.0%
           SAVINGS & LOAN ASSOCIATIONS--0.0%
   4,100   Dime Community Bancshares,
              Litigation Tracking Warrants*.................     $        492
                                                                 ------------
           Total Warrants
              (Cost $768)...................................              492
                                                                 ------------


  PRINCIPAL
AMOUNT (000'S)
--------------
           REPURCHASE AGREEMENTS--2.9%
  $3,439   Bear, Stearns & Co., Inc.**
              (Agreement dated 08/31/06 to
              be repurchased at $3,439,212,
              collateralized by $3,645,000 par
              amount of U.S. Treasury Note, at a
              rate of 3.50%, due 12/15/09, market
              value of collateral is $3,540,056)
              2.66%, 09/01/06...............................        3,438,959
   3,332   Bear, Stearns & Co., Inc.
              (Agreement dated 08/31/06 to
              be repurchased at $3,332,280,
              collateralized by $3,535,000 par
              amount of U.S. Treasury Note, at a
              rate of 3.50%, due 12/15/09, market
              value of collateral is $3,433,223)
              5.23%, 09/01/06...............................        3,331,796
                                                                 ------------
           Total Repurchase Agreements
              (Cost $6,770,755).............................        6,770,755
                                                                 ------------
Total Investments -- 101.3%
(Cost $227,242,457).........................................      234,162,901
                                                                 ------------
Liabilities in Excess of Other Assets -- (1.3)%                    (2,967,466)
                                                                 ------------
Net Assets -- 100.0%........................................     $231,195,435
                                                                 ============

----------
*  Non-income producing.
** Investment purchased with cash collateral received for securities on loan.
   (Note 6)
+  Security position is either entirely or partially out on loan. (Note 6)

The accompanying notes are an integral part of the financial statements.

                              [GRAPHIC OMITTED]
                            N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                     STATEMENTS OF ASSETS AND LIABILITIES

                               AUGUST 31, 2006


                                                           EMERGING GROWTH         GROWTH           MID CAP     SMALL CAP VALUE
                                                                 FUND               FUND              FUND            FUND
                                                           ---------------      ------------      ------------  ---------------
ASSETS
   Investments, at value, including securities on loan
      (Note 6) (Cost - $133,474,904, $29,686,987,
      $44,460,718, $227,242,457, respectively) ..........    $135,472,074       $30,215,228       $46,044,450     $234,162,901
   Receivable for investments sold ......................       2,723,363           589,677         1,098,315        4,211,179
   Dividends and interest receivable ....................          41,804            14,150            56,430          198,843
   Receivable for capital shares sold ...................          27,976                --           252,076          109,175
   Prepaid expenses and other assets ....................          16,035            11,903            11,605           15,062
                                                             ------------       -----------       -----------     ------------
      Total assets ......................................     138,281,252        30,830,958        47,462,876      238,697,160
                                                             ------------       -----------       -----------     ------------
LIABILITIES
   Payable for investments purchased ....................       1,861,859           467,248         1,252,256        3,658,182
   Payable upon return of securities loaned (Note 6) ....         932,542            75,407            84,989        3,438,959
   Payable for capital shares redeemed ..................          22,095                --            17,520          222,211
   Investment advisory fee payable ......................          84,866            12,352            24,963           69,376
   Accrued expenses and other liabilities ...............          73,363            29,843            35,978          112,997
                                                             ------------       -----------       -----------     ------------
      Total liabilities .................................       2,974,725           584,850         1,415,706        7,501,725
                                                             ------------       -----------       -----------     ------------
NET ASSETS
   Capital stock, $0.001 par value ......................           9,190             1,960             2,486           12,552
   Additional paid-in capital ...........................     111,200,325        25,831,983        40,130,259      196,590,184
   Undistributed net investment income ..................              --                --            14,496          782,889
   Accumulated net realized gain from investments .......      22,099,842         3,883,924         4,316,197       26,889,366
   Net unrealized appreciation on investments ...........       1,997,170           528,241         1,583,732        6,920,444
                                                             ------------       -----------       -----------     ------------
   Net assets applicable to shares outstanding ..........    $135,306,527       $30,246,108       $46,047,170     $231,195,435
                                                             ============       ===========       ===========     ============
Shares outstanding ......................................       9,189,814         1,960,347         2,485,790       12,552,211
                                                             ------------       -----------       -----------     ------------
Net asset value, offering and redemption
    price per share .....................................          $14.72            $15.43            $18.52           $18.42
                                                                   ======            ======            ======           ======

The accompanying notes are an integral part of the financial statements.

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                            STATEMENTS OF OPERATIONS

                    FOR THE FISCAL YEAR ENDED AUGUST 31, 2006


                                                           EMERGING GROWTH         GROWTH           MID CAP      SMALL CAP VALUE
                                                                 FUND               FUND              FUND             FUND
                                                           ---------------      -----------       -----------    ---------------
INVESTMENT INCOME
   Dividends* ...........................................    $    922,839       $   256,726       $   523,125     $ 3,028,801
   Interest .............................................         133,323            38,982            65,036         161,889
   Securities lending (Note 6) ..........................          66,115            16,075            11,887          84,069
                                                             ------------       -----------       -----------     -----------
   Total investment income ..............................       1,122,277           311,783           600,048       3,274,759
                                                             ------------       -----------       -----------     -----------
EXPENSES
   Investment advisory fees (Note 2) ....................       1,091,779           154,404           259,648       1,435,722
   Co-Administration fees (Note 2) ......................         289,916           118,602           109,784         432,592
   Administrative services fees .........................         218,356            62,385            58,735         350,413
   Custodian fees .......................................          47,671            13,777            13,936          81,963
   Transfer agent fees ..................................          64,500            48,232            58,651          81,611
   Printing and shareholder reporting fees ..............          36,113            11,400            16,661          73,277
   Professional fees ....................................          46,701            22,948            22,131          55,861
   Directors' and officers' fees ........................          31,281            17,701            16,406          44,203
   Shareholder service fees (Note 3) ....................          54,754            29,942            23,618          36,387
   Registration and filing fees .........................          19,038            14,676            14,380          24,378
   Other expenses .......................................          13,087             3,546             4,314          19,356
                                                             ------------       -----------       -----------     -----------
   Total expenses before waivers and fees
      reimbursed by affiliate ...........................       1,913,196           497,613           598,264       2,635,763
   Less: waivers ........................................        (221,995)          (59,067)          (55,904)       (356,253)
   Less: fees reimbursed by affiliate (Note 2)  .........              --                --                --      (1,030,087)
                                                             ------------       -----------       -----------     -----------
   Net expenses .........................................       1,691,201           438,546           542,360       1,249,423
                                                             ------------       -----------       -----------     -----------
   Net Investment income/(loss) .........................        (568,924)         (126,763)           57,688       2,025,336
                                                             ------------       -----------       -----------     -----------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:
   Net realized gain from investments ...................      24,945,791         5,263,305         5,265,638      30,602,053
   Net change in unrealized appreciation/(depreciation)
      on investments ....................................     (10,856,287)       (2,375,364)       (1,002,657)     (7,086,034)
                                                             ------------       -----------       -----------     -----------
   Net realized and unrealized gain on investments ......      14,089,504         2,887,941         4,262,981      23,516,019
                                                             ------------       -----------       -----------     -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ......................................    $ 13,520,580       $ 2,761,178       $ 4,320,669     $25,541,355
                                                             ============       ===========       ===========     ===========

----------------
* Net of foreign  withholding  taxes of $1,245,  $305, and $4,021 for the Emerging Growth Fund, Growth Fund, and Small Cap Value
  Fund, respectively.

The accompanying notes are an integral part of the financial statements.

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                      EMERGING GROWTH                           GROWTH
                                                                           FUND                                  FUND
                                                               -----------------------------         -----------------------------
                                                                   FOR THE FISCAL YEARS                   FOR THE FISCAL YEARS
                                                                      ENDED AUGUST 31,                       ENDED AUGUST 31,
                                                               -----------------------------         -----------------------------
                                                                   2006             2005                 2006              2005
                                                               ------------     ------------         ------------      -----------
INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS:
   Net investment income/(loss)............................    $   (568,924)    $ (1,021,175)        $   (126,763)     $  (252,448)
   Net realized gain from investments......................      24,945,791       26,328,257            5,263,305        6,841,103
   Net change in unrealized appreciation/(depreciation)
      on investments.......................................     (10,856,287)       8,725,455           (2,375,364)       1,811,661
                                                               ------------     ------------         ------------      -----------
   Net increase in net assets resulting from
      operations...........................................      13,520,580       34,032,537            2,761,178        8,400,316
                                                               ------------     ------------         ------------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...................................              --               --                   --               --
   Net realized capital gains..............................     (26,155,202)     (35,927,417)          (3,932,855)              --
                                                               ------------     ------------         ------------      -----------
   Total dividends and distributions to shareholders.......     (26,155,202)     (35,927,417)          (3,932,855)              --
                                                               ------------     ------------         ------------      -----------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5).....................      (8,543,377)      24,848,186          (13,107,559)          48,952
                                                               ------------     ------------         ------------      -----------
   Total increase/(decrease) in net assets.................     (21,177,999)      22,953,306          (14,279,236)       8,449,268

NET ASSETS
   Beginning of year.......................................     156,484,526      133,531,220           44,525,344       36,076,076
                                                               ------------     ------------         ------------      -----------
   End of year*............................................    $135,306,527     $156,484,526         $ 30,246,108      $44,525,344
                                                               ============     ============         ============      ===========



                                                                          MID CAP                           SMALL CAP VALUE
                                                                           FUND                                  FUND
                                                               -----------------------------        ------------------------------
                                                                   FOR THE FISCAL YEARS                  FOR THE FISCAL YEARS
                                                                      ENDED AUGUST 31,                      ENDED AUGUST 31,
                                                               -----------------------------        ------------------------------
                                                                  2006               2005               2006              2005
                                                               -----------       -----------        ------------      ------------
INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS:
   Net investment income/(loss)............................    $    57,688       $    43,939        $  2,025,336      $    999,051
   Net realized gain from investments......................      5,265,638         6,385,458          30,602,053        45,589,269
   Net change in unrealized appreciation/(depreciation)
      on investments.......................................     (1,002,657)        1,831,144          (7,086,034)        7,367,445
                                                               -----------       -----------        ------------      ------------
   Net increase in net assets resulting from
      operations...........................................      4,320,669         8,260,541          25,541,355        53,955,765
                                                               -----------       -----------        ------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...................................        (88,126)         (138,900)         (1,881,275)         (823,256)
   Net realized capital gains..............................     (6,256,944)         (156,081)        (43,503,123)      (38,374,363)
                                                               -----------       -----------        ------------      ------------
   Total dividends and distributions to shareholders.......     (6,345,070)         (294,981)        (45,384,398)      (39,197,619)
                                                               -----------       -----------        ------------      ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5).....................     12,239,093        (2,954,817)          8,208,845        30,776,859
                                                               -----------       -----------        ------------      ------------
   Total increase/(decrease) in net assets.................     10,214,692         5,010,743         (11,634,198)       45,535,005

NET ASSETS
   Beginning of year.......................................     35,832,478        30,821,735         242,829,633       197,294,628
                                                               -----------       -----------        ------------      ------------
   End of year*............................................    $46,047,170       $35,832,478        $231,195,435      $242,829,633
                                                               ===========       ===========        ============      ============

-----------
* Includes undistributed net investment income as follows:

                                         FOR THE FISCAL YEARS
                                           ENDED AUGUST 31,
                                     --------------------------
                                       2006              2005
                                     ---------         --------
   Mid Cap Fund ..................   $  14,496         $ 43,897
   Small Cap Value Fund ..........     782,889          638,828

The accompanying notes are an integral part of the financial statements.

                                    36 and 37

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective years. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                                  EMERGING GROWTH FUND
                                                              ------------------------------------------------------------
                                                                       FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                              ------------------------------------------------------------
                                                                 2006       2005         2004         2003           2002
                                                              --------   --------     --------     --------        -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year.......................     $  16.20   $  17.48     $  15.81     $  11.81        $ 12.73
                                                              --------   --------     --------     --------        -------
Net investment income/(loss).............................        (0.06)     (0.11)       (0.11) (1)   (0.07) (1)     (0.10)
Net realized and unrealized gain/(loss) on
   investments...........................................         1.30       3.53         2.12         4.07          (0.82)
                                                              --------   --------     --------     --------        -------
Net increase/(decrease) in net assets resulting
   from operations.......................................         1.24       3.42         2.01         4.00          (0.92)
                                                              --------   --------     --------     --------        -------
Dividends and distributions to shareholders from:
Net investment income....................................           --         --           --           --             --
Net realized capital gains...............................        (2.72)     (4.70)       (0.34)          --             --
                                                              --------   --------     --------     --------        -------
Total dividends and distributions to shareholder.........        (2.72)     (4.70)       (0.34)          --             --
                                                              --------   --------     --------     --------        -------
Redemption fees (Note 5)*................................           --         --           --           --             --
                                                              --------   --------     --------     --------        -------
Net asset value, end of year.............................     $  14.72   $  16.20     $  17.48     $  15.81        $ 11.81
                                                              ========   ========     ========     ========        =======
Total investment return (2)..............................         9.59%     26.06%       12.71%       33.87%         (7.23)%
                                                              ========   ========     ========     ========        =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)..................     $135,307   $156,485     $133,531     $130,286        $96,865
Ratio of expenses to average net assets (3)..............         1.16%      1.18%        1.15%        1.20%          1.12%
Ratio of expenses to average net assets
   without waivers.......................................         1.31%      1.33%        1.31%        1.36%          1.26%
Ratio of net investment loss to average
   net assets (3)........................................        (0.39)%    (0.68)%      (0.58)%      (0.55)%        (0.75)%
Portfolio turnover rate..................................       227.47%    318.36%      269.90%      227.46%        216.40%




                                                                                           GROWTH FUND
                                                               -----------------------------------------------------------
                                                                       FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                               -----------------------------------------------------------
                                                                 2006       2005         2004         2003           2002
                                                               -------    -------      -------      -------        -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year.......................      $ 16.08    $ 12.99      $ 11.53      $  9.07        $ 10.48
                                                               -------    -------      -------      -------        -------
Net investment income/(loss).............................        (0.07)     (0.09) (1)   (0.09) (1)   (0.08) (1)     (0.10)
Net realized and unrealized gain/(loss) on
   investments...........................................         0.84       3.18         1.55         2.54          (1.31)
                                                               -------    -------      -------      -------        -------
Net increase/(decrease) in net assets resulting
   from operations.......................................         0.77       3.09         1.46         2.46          (1.41)
                                                               -------    -------      -------      -------        -------
Dividends and distributions to shareholders from:
Net investment income....................................           --         --           --           --             --
Net realized capital gains...............................        (1.42)        --           --           --             --
                                                               -------    -------      -------      -------        -------
Total dividends and distributions to shareholder.........        (1.42)        --           --           --             --
                                                               -------    -------      -------      -------        -------
Redemption fees (Note 5)*................................           --         --          --            --             --
                                                               -------    -------      -------      -------        -------
Net asset value, end of year.............................      $ 15.43    $ 16.08      $ 12.99      $ 11.53        $  9.07
                                                               =======    =======      =======      =======        =======
Total investment return (2)..............................         5.51%     23.79%       12.66%       27.12%        (13.45)%
                                                               =======    =======      =======      =======        =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)..................      $30,246    $44,525      $36,076      $33,809        $34,034
Ratio of expenses to average net assets (3)..............         1.06%      1.20%        1.36%        1.49%          1.35%
Ratio of expenses to average net assets
   without waivers.......................................         1.20%      1.39%        1.59%        1.79%          1.54%
Ratio of net investment loss to average
   net assets (3)........................................        (0.31)%    (0.62)%      (0.65)%      (0.81)%        (0.96)%
Portfolio turnover rate..................................       254.81%    343.20%      291.02%      237.59%        241.28%


-----------
*   Amount is less than $0.01 per share.
(1) Calculated based on average shares outstanding for the year.
(2) Total investment  return is calculated  assuming a purchase of shares on the first day and a sale of shares on the last day of each year reported and includes reinvestment of dividends and distributions, if any.
(3) Reflects waivers and expense reimbursements, if any.

The accompanying notes are an integral part of the financial statements.

                                    38 and 39

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                        FINANCIAL HIGHLIGHTS (CONCLUDED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective years. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                                      MID CAP FUND
                                                            --------------------------------------------------------
                                                                        FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                            --------------------------------------------------------
                                                               2006         2005        2004        2003       2002
                                                             -------      -------     -------     -------    -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year......................     $ 20.16      $ 15.82     $ 13.88     $ 11.98    $ 13.16
                                                             -------      -------     -------     -------    -------
Net investment income/(loss)............................        0.03         0.02 (1)    0.07        0.08       0.08
Net realized and unrealized gain/(loss) from
   investments..........................................        1.93         4.47        1.96        1.90      (1.22)
                                                             -------      -------     -------     -------    -------
Net increase/(decrease) in net assets resulting
   from operations......................................        1.96         4.49        2.03        1.98      (1.14)
                                                             -------      -------     -------     -------    -------
Dividends and distributions to shareholders from:
Net investment income...................................       (0.05)       (0.07)      (0.09)      (0.08)     (0.06)
Net realized capital gains..............................       (3.55)       (0.08)         --          --         --
                                                             -------      -------     -------     -------    -------
Total dividends and distributions to shareholders.......       (3.60)       (0.15)      (0.09)      (0.08)     (0.06)
                                                             -------      -------     -------     -------    -------
Redemption fees (Note 5)................................          --*          --*         --*         --*      0.02
                                                             -------      -------     -------     -------    -------
Net asset value, end of year............................     $ 18.52      $ 20.16     $ 15.82     $ 13.88    $ 11.98
                                                             =======      =======     =======     =======    =======
Total investment return (2).............................       12.10%       28.52%      14.64%      16.70%     (8.48)%
                                                             =======      =======     =======     =======    =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted).................     $46,047      $35,832     $30,822     $26,112    $25,109
Ratio of expenses to average net assets (3).............        1.38%        1.23%       0.97%       1.00%      0.85%
Ratio of expenses to average net assets without
   waivers..............................................        1.53%        1.44%       1.35%       1.52%      1.27%
Ratio of net investment income/(loss) to
   average net assets (3)...............................        0.15%        0.13%       0.47%       0.66%      0.59%
Portfolio turnover rate.................................      302.69%      321.41%     292.78%     227.20%    270.77%




                                                                                      SMALL CAP VALUE FUND
                                                            -------------------------------------------------------------------
                                                                          FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                            -------------------------------------------------------------------
                                                              2006              2005           2004         2003         2002
                                                            --------          --------       --------     --------     --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year......................    $  20.43          $  19.90       $  18.46     $  16.86     $  17.61
                                                            --------          --------       --------     --------     --------
Net investment income/(loss)............................        0.16              0.08 (1)       0.09         0.05        (0.05)
Net realized and unrealized gain/(loss) from
   investments..........................................        1.69              4.29           3.67         2.90         1.71
                                                            --------          --------       --------     --------     --------
Net increase/(decrease) in net assets resulting
   from operations......................................        1.85              4.37           3.76         2.95         1.66
                                                            --------          --------       --------     --------     --------
Dividends and distributions to shareholders from:
Net investment income...................................       (0.15)            (0.08)         (0.09)          --        (0.02)
Net realized capital gains..............................       (3.71)            (3.76)         (2.24)       (1.41)       (2.58)
                                                            --------          --------       --------     --------     --------
Total dividends and distributions to shareholders.......       (3.86)            (3.84)         (2.33)       (1.41)       (2.60)
                                                            --------          --------       --------     --------     --------
Redemption fees (Note 5)................................          --*               --*          0.01         0.06         0.19
                                                            --------          --------       --------     --------     --------
Net asset value, end of year............................    $  18.42          $  20.43       $  19.90     $  18.46     $  16.86
                                                            ========          ========       ========     ========     ========
Total investment return (2).............................       11.76% (5)        26.37%         21.46%       20.51%       13.31%
                                                            ========          ========       ========     ========     ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted).................    $231,195          $242,830       $197,295     $180,497     $130,380
Ratio of expenses to average net assets (3).............        0.98% (4)         0.99%          0.92%        1.55%        1.73%
Ratio of expenses to average net assets without
   waivers..............................................        1.13%             1.14%          1.07%        1.70%        1.88%
Ratio of net investment income/(loss) to
   average net assets (3)...............................        0.43% (4)         0.43%          0.45%        0.33%       (0.35)%
Portfolio turnover rate.................................      241.63%           348.63%        366.70%      268.07%      275.73%


-----------
*   Amount is less than $0.01 per share.
(1) Calculated based on average shares outstanding for the year.
(2) Total  investment  return is  calculated  assuming a purchase of shares on the first day and a sale of shares on the last day of each year reported and includes reinvestment of dividends and distributions, if any.
(3) Reflects waivers.
(4) Does not reflect the amount  reimbursed by affiliate  (Note 2).  Including the effect of the amount  reimbursed by affiliate the
    Ratio of expenses to average net assets would be 0.54% and the Ratio of net investment income/(loss) to average net assets would be 0.87%.
(5) Total return includes the amount  reimbursed by affiliate (Note 2). Excluding the amount  reimbursed by affiliate,  total return would have been 11.17%.

The accompanying notes are an integral part of the financial statements.

                                    40 and 41

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the N/I NUMERIC INVESTORS FAMILY OF FUNDS ("n/i numeric investors Family") which consists of four diversified portfolios: N/I NUMERIC INVESTORS Emerging Growth Fund ("Emerging Growth Fund"), N/I NUMERIC INVESTORS Growth Fund ("Growth Fund"), N/I NUMERIC INVESTORS Mid Cap Fund ("Mid Cap Fund") and N/I NUMERIC INVESTORS Small Cap Value Fund ("Small Cap Value Fund") (each, a "Fund," and collectively, the "Funds").

RBB has  authorized  capital of thirty  billion  shares of common stock of which
26.573 billion are currently classified into one hundred and four classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families."

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- Each Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask prices prior to the market close are used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued at the mean between the bid and ask prices. With the approval of the Company's Board of Directors, the Funds may use a pricing service, bank or broker/dealer experienced in providing valuations to value the Funds' securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Funds' Valuation Committee following procedures adopted by the Board of Directors.

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers, which Numeric Investors LLC(R) (the Funds' "Adviser" or "Numeric") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Numeric marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next business day, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

FUTURES -- Each Numeric Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange on which such contract is traded. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a "variation margin" and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Fund only enters into futures contracts which are traded on exchanges. At August 31, 2006, the Funds did not hold any futures.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Funds record security transactions on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Expenses incurred on behalf of a specific fund or fund family are charged directly to the fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and recorded on the ex-dividend date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences can include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the composition of net assets.

U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Numeric serves as each Fund's investment adviser. Numeric is entitled to a performance based fee for its advisory services for the Growth, Mid Cap and Small Cap Value Funds calculated at the end of each month using a basic fee of 0.85% of average daily net assets and a performance fee adjustment based upon each Fund's performance during the last rolling 12-month period. Each Fund's net performance is compared with the performance of its benchmark index during that same rolling 12-month period. When a Fund's performance is between 4.00% and 4.99% better than its benchmark, it would pay Numeric the basic fee. When a Fund's performance is at least 5.00% better than its benchmark, it would pay Numeric more than the basic fee. If a Fund did not perform at least 4.00% better than its benchmark, Numeric would be paid less than the basic fee. Each 1.00% of the difference in performance between a Fund and its benchmark plus 4.00% during the performance period would result in a 0.10% adjustment to the basic fee. The benchmark index for the Growth Fund is the Russell 2500(R) Growth Index. On November 12, 2004, during a special meeting, shareholders of the Mid Cap Fund approved a proposal to change the Fund's benchmark from the S&P MidCap 400(R) Index to the Russell MidCap(R) Index. The Adviser elected to change the benchmark index because the Russell MidCap(R) Index more appropriately reflects the types of securities held in the Fund's portfolio and provides the best comparative performance information. From December 1, 2004 through November 30, 2005, the performance fee was compared to both the S&P MidCap 400(R) Index and the Russell MidCap(R) Index separately each month. Each month during this period, the Fund paid the advisory fee based upon whichever performance fee calculation resulted in a lower advisory fee. Effective December 1, 2005, the Fund began paying an advisory fee based solely on the performance fee calculation of the Russell MidCap(R) Index. The benchmark index for the Small Cap Value Fund is the Russell 2000(R) Value Index.

The maximum annualized performance adjustment rate would be + or - 0.50% of average daily net assets which would be added to or deducted from the basic fee if a Fund outperformed its benchmark index over a rolling 12-month period by 9.00% or more or if it underperformed its benchmark index over a rolling 12-month period.

The chart below shows what the management fee rate would be if a Fund exceeds its benchmark by the stated amount.

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


PERCENTAGE POINT DIFFERENCE BETWEEN FUND PERFORMANCE                         PERFORMANCE        TOTAL
(NET OF EXPENSES INCLUDING ADVISORY FEES) AND                                ADJUSTMENT     ADVISORY FEE
CHANGE IN TOTAL BENCHMARK INDEX                                BASIC FEE        RATE            RATE
--------------------------------------------------             ---------     ----------     ------------
+9% or more..................................................    0.85%          0.50%           1.35%
+8% or more but less than +9%................................    0.85%          0.40%           1.25%
+7% or more but less than +8%................................    0.85%          0.30%           1.15%
+6% or more but less than +7%................................    0.85%          0.20%           1.05%
+5% or more but less than +6%................................    0.85%          0.10%           0.95%
+4% or more but less than +5%................................    0.85%          None            0.85%
+3% or more but less than +4%................................    0.85%         (0.10)%          0.75%
+2% or more but less than +3%................................    0.85%         (0.20)%          0.65%
+1% or more but less than +2%................................    0.85%         (0.30)%          0.55%
+0% or more but less than +1%................................    0.85%         (0.40)%          0.45%
Less than 0%.................................................    0.85%         (0.50)%          0.35%

At the end of each month, the advisory fee rate is applied to the net assets averaged over the same 12-month rolling period over which the investment performance of a Fund was measured to determine the monthly management fee.

Numeric is entitled to receive 0.75% of the Emerging Growth Fund's average daily net assets, computed daily and payable monthly for its advisory services.

For the year ended August 31, 2006, investment advisory fees were as follows:


FUND                                                              ADVISORY FEES
----                                                              -------------
Emerging Growth Fund....................................            $1,091,779
Growth Fund.............................................               154,404
Mid Cap Fund............................................               259,648
Small Cap Value Fund....................................             1,435,722

During the fiscal year ended August 31, 2004, the Staff of the Securities and Exchange Commission (the "SEC" or "Staff") notified RBB that the methodology used to calculate the performance-based investment advisory fee for the Small Cap Value Fund, the Growth Fund and the Mid Cap Fund managed by Numeric did not comply with the rules under the Investment Advisers Act of 1940, as amended, (the "Advisers Act") concerning performance fees. The rules under the Advisers Act require the performance rate to be applied to the average net assets over the performance period (a twelve-month rolling period for these Funds) rather than the average daily net assets in the most recent month, as was done previously.

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Applying the revised methodology to the Small Cap Value Fund for the period since the inception of the performance fee (January 2001) indicates that the Small Cap Value Fund overpaid Numeric by approximately $920,000. In addition, the Staff indicated that interest of approximately $110,000 was also due from Numeric on this amount. During December 2005, Numeric reimbursed these amounts to the Small Cap Value Fund. With respect to the Growth Fund and the Mid Cap Fund, application of the revised methodology indicated that these funds had underpaid Numeric since the inception of the performance fee. Numeric has agreed to waive repayment of the underpaid fees (See Note 9).

Effective September 1, 2004, the performance for all three aforementioned Funds began to be calculated in accordance with the Advisers Act.

PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., and Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serve as co-administrators for each Fund. For providing administrative services PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets subject to a minimum monthly fee of $6,250 per Fund. BSFM is entitled to receive a monthly fee equal to an annual rate of 0.05% on the first $150 million and 0.02% of each Fund's average daily net assets thereafter.

For the year ended August 31, 2006, PFPC voluntarily agreed to waive a portion of its administration fees. During such period, co-administration fees and related waivers were as follows:


                                                                     TOTAL                                  NET
                                                               C0-ADMINISTRATION                      C0-ADMINISTRATION
FUND                                                                 FEES                WAIVERS            FEES
----                                                           -----------------        ---------     -----------------
Emerging Growth Fund........................................       $289,916             $(32,753)         $257,163
Growth Fund.................................................        118,602               (5,000)          113,602
Mid Cap Fund................................................        109,784               (5,000)          104,784
Small Cap Value Fund........................................        432,592              (52,562)          380,030

Included in the Co-Administration Fees shown above are fees for providing regulatory administration services to RBB. For providing these services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio in proportion to its net assets of the RBB Funds.

In addition, PFPC serves as each Fund's transfer and dividend disbursing agent. For the year ended August 31, 2006, transfer agency fees and expenses were $64,500, $48,232, $58,651, and $81,611 for the Emerging Growth Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund, respectively.

PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to each Fund. As compensation for such administrative services, PFPC Distributors received a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets.

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

For the year ended August 31, 2006, PFPC Distributors voluntarily agreed to waive a portion of its administrative services fees for each Fund. During such period, administrative services fees were as follows:


                                                                    TOTAL
                                                               ADMINISTRATIVE                 NET ADMINISTRATIVE
FUND                                                            SERVICES FEES     WAIVERS        SERVICES FEES
----                                                           --------------   ----------    ------------------
Emerging Growth Fund.......................................        $218,356     $(189,242)          $29,114
Growth Fund................................................          62,385       (54,067)            8,318
Mid Cap Fund...............................................          58,735       (50,904)            7,831
Small Cap Value Fund.......................................         350,413      (303,691)           46,722

As of August 31, 2006, the Emerging Growth Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund owed PFPC and its affiliates $29,178, $19,804, $18,661 and $44,302, respectively, for their services.

3. SHAREHOLDER SERVICES PLAN

The Board of Directors of the Company approved a Shareholder Services Plan which permits the Funds to pay fees to certain "shareholder organizations" of up to 0.25% of the average daily net assets of accounts held with each Fund for which such organizations provide services for the benefit of customers. Shareholder organizations may include trusts, foundations, plan administrators or broker-dealers purchasing Fund shares for the account of others, and such organizations agree to provide certain shareholder and administrative services to underlying investors holding shares of the Funds. Services that may be provided include acting as a shareholder of record, processing purchase and redemption orders, maintaining investor account records and answering questions regarding the Funds.

4. INVESTMENT IN SECURITIES

For the year ended August 31, 2006, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

FUND                                                 PURCHASES         SALES
----                                               ------------    ------------
Emerging Growth Fund..........................     $326,466,597    $360,266,927
Growth Fund...................................      102,620,008     119,251,722
Mid Cap Fund..................................      119,788,222     114,679,317
Small Cap Value Fund..........................      561,090,840     595,869,731

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. CAPITAL SHARE TRANSACTIONS

As of August 31, 2006, each Fund has 50,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital shares for the respective periods were as follows:


                                                                                    EMERGING GROWTH FUND
                                                                  ------------------------------------------------------
                                                                           FOR THE                       FOR THE
                                                                      FISCAL YEAR ENDED             FISCAL YEAR ENDED
                                                                       AUGUST 31, 2006               AUGUST 31, 2005
                                                                  --------------------------   -------------------------
                                                                    SHARES         AMOUNT        SHARES        AMOUNT
                                                                  ----------    ------------   ----------   ------------
Sales..........................................................      329,837    $  4,840,088      704,511   $  9,877,760
Repurchases....................................................   (2,664,563)    (37,998,732)  (1,394,220)   (20,393,052)
Redemption fees(1).............................................           --           4,806           --         12,804
Reinvestments..................................................    1,864,420      24,610,461    2,708,864     35,350,674
                                                                  ----------    ------------   ----------   ------------
Net increase/(decrease) .......................................     (470,306)   $ (8,543,377)   2,019,155   $ 24,848,186
                                                                  ==========    ============   ==========   ============


                                                                                         GROWTH FUND
                                                                  ------------------------------------------------------
                                                                           FOR THE                       FOR THE
                                                                      FISCAL YEAR ENDED             FISCAL YEAR ENDED
                                                                       AUGUST 31, 2006               AUGUST 31, 2005
                                                                  --------------------------   -------------------------
                                                                    SHARES         AMOUNT        SHARES        AMOUNT
                                                                  ----------    ------------   ----------   ------------
Sales..........................................................      230,980    $  3,588,524      503,921   $  7,450,691
Repurchases....................................................   (1,304,095)    (20,481,398)    (513,224)    (7,409,914)
Redemption fees(1).............................................           --           7,635           --          8,175
Reinvestments..................................................      264,729       3,777,680           --             --
                                                                  ----------    ------------   ----------   ------------
Net increase/(decrease)........................................     (808,386)   $(13,107,559)      (9,303)  $     48,952
                                                                  ==========    ============   ==========   ============


                                                                                       MID CAP FUND
                                                                  ------------------------------------------------------
                                                                           FOR THE                       FOR THE
                                                                      FISCAL YEAR ENDED             FISCAL YEAR ENDED
                                                                       AUGUST 31, 2006               AUGUST 31, 2005
                                                                  --------------------------   -------------------------
                                                                    SHARES         AMOUNT        SHARES        AMOUNT
                                                                  ----------    ------------   ----------   ------------
Sales..........................................................      649,466    $ 11,903,338      128,560   $  2,321,750
Repurchases....................................................     (318,312)     (5,832,947)    (314,940)    (5,571,383)
Redemption fees(1).............................................           --           9,193           --          8,265
Reinvestments..................................................      377,022       6,159,509       15,506        286,551
                                                                  ----------    ------------   ----------   ------------
Net increase/(decrease)........................................      708,176    $ 12,239,093     (170,874)  $ (2,954,817)
                                                                  ==========    ============   ==========   ============

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                        SMALL CAP VALUE FUND
                                       ------------------------------------------------------
                                                FOR THE                       FOR THE
                                           FISCAL YEAR ENDED             FISCAL YEAR ENDED
                                            AUGUST 31, 2006               AUGUST 31, 2005
                                       --------------------------   -------------------------
                                         SHARES         AMOUNT        SHARES        AMOUNT
                                       ----------    ------------   ----------   ------------
Sales...............................    1,418,700    $ 25,551,623    2,901,655   $ 50,936,546
Repurchases.........................   (3,402,955)    (60,282,581)  (3,073,233)   (56,570,385)
Redemption fees(1)..................           --          25,464           --         58,247
Reinvestments.......................    2,648,951      42,914,339    2,142,655     36,352,451
                                       ----------    ------------   ----------   ------------
Net increase .......................      664,696    $  8,208,845    1,971,077   $ 30,776,859
                                       ==========    ============   ==========   ============

(1) There is a 2.00% redemption fee on shares redeemed which have been held for less than one year on each of the Funds. The redemption fees are collected and retained by each Fund for the benefit of the remaining shareholders and recorded as additional paid-in capital.

As of August 31, 2006, the following shareholders held 10% or more of the outstanding shares of the Funds. These shareholders may be omnibus accounts which are comprised of many individual shareholders.

      Emerging Growth Fund (2 shareholders)............       39%
      Growth Fund (1 shareholders).....................       42%
      Mid Cap Fund (1 shareholder).....................       36%
      Small Cap Value Fund (1 shareholder).............       57%

6. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral being maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Funds. However, there can be no assurance the Funds can recover this amount.

The value of securities on loan to brokers and the aggregate value of collateral held by the Funds and pledged to borrowers at August 31, 2006, were as follows:

                                            VALUE OF
FUND                                   SECURITIES ON LOAN    VALUE OF COLLATERAL
----                                   ------------------    -------------------
Emerging Growth Fund.............          $14,991,805           $15,398,437
Growth Fund......................            2,018,718             2,081,077
Mid Cap Fund.....................            3,293,786             3,388,576
Small Cap Value Fund.............           19,918,875            20,401,283

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Collateral pledged by borrowers for securities out on loan to broker/dealers is in the form of U.S. Treasury securities. Cash collateral received by the Funds is invested into repurchase agreements with Bear, Stearns & Co. Inc., which in turn are collateralized by various U.S. Treasury securities. The stated interest rate on repurchase agreements is net of rebate paid to the borrower on securities loaned.

7. FEDERAL INCOME TAX INFORMATION

At August 31, 2006, federal tax cost, aggregate gross unrealized appreciation and depreciation, and net unrealized appreciation of securities held by each Fund were as follows:


                                          FEDERAL TAX    UNREALIZED    UNREALIZED    NET UNREALIZED
FUND                                         COST       APPRECIATION  DEPRECIATION    APPRECIATION
----                                     ------------   ------------  ------------   --------------
Emerging Growth Fund..................   $134,052,191   $ 9,933,378   $ (8,513,495)   $1,419,883
Growth Fund...........................     30,041,774     1,832,139     (1,658,685)      173,454
Mid Cap Fund..........................     44,535,521     2,334,260       (825,331)    1,508,929
Small Cap Value Fund..................    228,441,102    16,300,528    (10,578,729)    5,721,799

In order to present undistributed net investment income/(loss) and accumulated net realized capital gains on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income/(loss) and accumulated net realized gain from investments. For the year ended August 31, 2006, the following adjustments were made. These adjustments were attributable to net investment losses for the Emerging Growth and Growth Funds and a nondeductible excise tax payment for the Mid Cap Fund.


                             UNDISTRIBUTED         ACCUMULATED
                            NET INVESTMENT         NET REALIZED         PAID-IN
                             INCOME/(LOSS)    GAIN  FROM  INVESTMENTS   CAPITAL
                            --------------    -----------------------   -------
Emerging Growth Fund......      $568,924             $(568,924)         $    --
Growth Fund...............       126,763              (126,763)              --
Mid Cap Fund..............         1,037                    --           (1,037)
Small Cap Value Fund......            --                    --               --

As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:


                                           UNDISTRIBUTED     UNDISTRIBUTED
                                              ORDINARY         LONG-TERM
FUND                                           INCOME            GAINS
----                                       -------------     -------------
Emerging Growth Fund.................       $18,827,632       $3,849,497
Growth Fund..........................         3,639,403          599,308
Mid Cap Fund.........................         3,775,488          630,008
Small Cap Value Fund.................        24,758,218        4,112,682

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


At August 31, 2006, the Funds had no capital loss carryforwards available to offset future capital gains.

The tax character of dividends and distributions paid during the last two fiscal years are as follows:


                                                         ORDINARY         LONG-TERM
FUND                                      PERIOD          INCOME            GAINS             TOTAL
----                                      -------      -----------      -----------        -----------
Emerging Growth Fund.................     8/31/06      $20,674,149      $ 5,481,053        $26,155,202
                                          8/31/05       24,741,834       11,185,583         35,927,417

Growth Fund..........................     8/31/06        2,271,085        1,661,770          3,932,855
                                          8/31/05               --               --                 --

Mid Cap Fund.........................     8/31/06        5,604,812          740,258          6,345,070
                                          8/31/05          138,900          156,081            294,981

Small Cap Value Fund.................     8/31/06       41,045,812        4,338,586         45,384,398
                                          8/31/05       36,867,260        2,330,359         39,197,619

8. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

9. SUBSEQUENT EVENT

On September 7, 2006, Numeric consented to the entry of a cease-and-desist order by the SEC in connection with violations of Section 205(a) of the Advisers Act as a result of the use of an incorrect methodology to calculate performance-based investment advisory fees for the Small Cap Value Fund, the Growth Fund and the Mid Cap Fund as described in Note 2 above. There were no changes to the amount in Note 2 due to the cease-and-desist order.

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE RBB FUND, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of n/i numeric investors Emerging Growth Fund, n/i numeric investors Growth Fund, n/i numeric investors Mid Cap Fund, and n/i numeric investors Small Cap Value Fund, separately managed portfolios of The RBB Fund, Inc. (the "Fund") at August 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 26, 2006

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                   SHAREHOLDER TAX INFORMATION -- (UNAUDITED)


Each Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of each Fund's fiscal year end (August 31) as to the U.S. federal tax status of distributions received by each Fund's shareholders in respect of such fiscal year. During the fiscal year ended August 31, 2006, the following dividends and distributions per share were paid by each of the Funds:

                                              ORDINARY INCOME
                                       ---------------------------
                                       NET INVESTMENT   SHORT-TERM   LONG-TERM
FUND                                       INCOME          GAINS       GAINS
----                                   --------------   ----------   ---------
Emerging Growth Fund..............         $  --          $2.15       $0.57
Growth Fund.......................            --           0.82        0.60
Mid Cap Fund......................          0.05           3.13        0.42
Small Cap Value Fund..............          0.15           3.34        0.37

The percentage of total ordinary income dividends from the Emerging Growth, Growth, Mid Cap and Small Cap Value Funds qualifying for the corporate dividend received deduction is 3.02%, 10.32%, 8.47% and 8.25%, respectively.

The percentage of total ordinary dividends from the Emerging Growth, Growth, Mid Cap and Small Cap Value Funds qualifying for the 15% dividend income tax rate is 2.40%, 8.39%, 6.98% and 5.13%, respectively.

These amounts were reported to shareholders as income in 2005. Because each Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2006. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2007.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their dividend. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g. IRA's and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g. corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                          OTHER INFORMATION (UNAUDITED)


PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(800) 348-5031 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

As required by the Investment Company Act, the Company's Board of Directors (the "Board"), including all of the Directors who are not "interested persons" of the Company, as that term is defined in the Investment Company Act (the "Independent Directors"), considered the renewal of the investment advisory agreements between Numeric and the Company (the "Advisory Agreements") on behalf of the Funds at a meeting of the Board held on May 25, 2006. At this meeting, the Board approved the Advisory Agreements for an additional one-year term. The Board's decision to approve the Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangements. In approving the Advisory Agreements, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of and approval of the Advisory Agreements, the Directors took into account all the materials provided prior to and during the meeting, the presentations made during the meeting, and the discussions during the meeting. The Directors discussed the materials from the Adviser mailed in advance of the meeting that addressed most, if not all, of the factors listed below. The Adviser also made a presentation during the meeting and responded to questions from the Directors. Among other things, the Directors considered (i) the nature, extent, and quality of the Adviser's services provided to the Funds;
(ii) descriptions of the experience and qualifications of the Adviser's personnel providing those services; (iii) the Adviser's investment philosophies and processes; (iv) the Adviser's assets under management and client descriptions; (v) the Adviser's soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the Adviser's current and proposed advisory fee arrangements with the Company and other similarly managed clients; (vii) the Adviser's compliance procedures; (viii) the Adviser's financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Lipper, Inc. ("Lipper")

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    OTHER INFORMATION (UNAUDITED) (CONTINUED)


comparing each Fund's management fees and total expense ratio to those of its peer group and comparing the performance of each Fund to the performance of its Lipper peer group; and (xi) a report comparing the performance of each Fund to the performance of its benchmark. No one factor was determinative in the Board's consideration of the Advisory Agreements.

The Directors then met in executive session with counsel to discuss and consider information presented in connection with the continuation of the Advisory Agreements as well as the Directors' responsibilities and duties in approving the Advisory Agreements.

The Directors considered the Funds' management fees and total expense ratios in comparison to that of each Fund's Lipper peer group median as well as each Fund's performance in comparison to the performance of that Fund's Lipper peer group median and benchmark. The Directors also reviewed the contractual management fees in comparison to the fees Numeric charges for managing assets pursuant to a strategy similar to that of each Fund for its other clients.

The Directors began with an evaluation of the Emerging Growth Fund, considering that the contractual management fees and the actual management fees for the Fund ranked below the median of the Lipper peer group. The Directors reviewed the advisory fees charged by Numeric to manage other clients' assets in a similar strategy as that of the Fund and found the fees to be higher in comparison to the fees charged to the Fund. The Directors then noted that Numeric discontinued its expense limitation arrangement for the Fund effective January 1, 2005. The Directors examined the total expense ratio, including Rule 12b-1 fees and shareholder servicing fees, of the Fund, noting that the Fund ranked below the median of its Lipper peers. Next, the Directors evaluated the performance of the Fund. The performance of the Fund was above the median performance of its Lipper peers and universe for the one, two, three, four and five-year periods ended March 31, 2006. The Fund exceeded its benchmark, the Russell 2000(R) Growth Index, for the one, three and five-year periods ended March 31, 2006.

The Directors next evaluated the Growth Fund, considering that the contractual management fees and the actual management fees for the Fund ranked at or below the median of the Lipper peer group. The Directors examined the total expense ratio, including Rule 12b-1 fees and shareholder servicing fees, of the Fund, noting that the Fund ranked below the median of its Lipper peer group. Next, the Directors evaluated the performance of the Fund. The performance of the Fund was below the median performance of its Lipper peer group and universe for the one-year period ended March 31, 2006, but was on par with or exceeded the median performance of its Lipper peer group and universe for the three, four, and five-year periods ended March 31, 2006. The Fund lagged its benchmark, the Russell 2500(R) Growth Index, for the one and three-year periods but performed above the benchmark for the five-year period ended March 31, 2006. At this time, the Directors considered and assessed the reasons for the lagging short-term performance of the Fund relative to its Lipper peer group and benchmark.

The Directors next evaluated the Mid Cap Fund, considering that the contractual management fees were above the Lipper peer group median and that the actual management fees of the Fund ranked below the median of the Lipper peer group. The Directors examined the total expense ratio, including Rule 12b-1 fees and shareholder servicing fees, of the Fund, noting that the Fund ranked slightly below its Lipper peer group median. Next, the Directors evaluated the performance of the Fund. The performance of the Fund was above the median performance of its Lipper peer group and universe for the one, two, three,

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                          OTHER INFORMATION (UNAUDITED)


four and five-year periods ended March 31, 2006. The Fund exceeded its benchmark, the Russell Mid Cap(R) Index, for the one, three and five-year periods ended March 31, 2006. At this time, the Directors considered and assessed the reasons that the Fund's contractual management fee was higher than that of its Lipper peer group median.

The Directors next evaluated the Small Cap Value Fund, considering that the contractual management fees were above the Lipper peer group median and that the actual management fees of the Fund ranked below the median of the Lipper peer group. The Directors examined the total expense ratio, including Rule 12b-1 fees and shareholder servicing fees, of the Fund, noting that the Fund ranked below the median of the Lipper peer group. Next, the Directors evaluated the performance of the Fund. The performance of the Fund was above the median performance of its Lipper peer group and universe for the one, two, three, four and five-year periods ended March 31, 2006. The Fund exceeded its benchmark, the Russell 2000(R) Value Index, for the one, three and five-year periods ended March 31, 2006. At this time, the Directors considered and assessed the reasons that the Fund's contractual management fee was higher than that of its Lipper peer group median.

The Directors next considered and evaluated the performance fee information presented with respect to the Growth, Mid Cap, and Small Cap Value Funds. The Directors noted that the maximum advisory fee for these Funds may be 1.35% of average daily net assets before waivers or reimbursements if a Fund outperforms its benchmark over a rolling 12-month period by 9.00% or more. A discussion ensued regarding the use of performance fees and the impact of performance on the amount of advisory fees. The Directors noted that as a result of this arrangement, the advisory fees charged by Numeric to manage other clients' assets in a similar strategy may be higher, lower or the same as the fees charged to these Funds depending on a Fund's performance versus its benchmark.

The Directors then concluded that the nature, extent and quality of services provided by Numeric in advising the Funds was satisfactory; the profits earned by Numeric seemed reasonable; and the benefits derived by Numeric from managing the Funds, including its use of soft dollars and its method for selecting brokers, seemed reasonable. The Directors discussed and considered any economies of scale realized by each Fund as a result of asset growth.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the advisory fee structure was reasonable and determined that the Adviser's Advisory Agreements be continued for another one-year period ending August 16, 2007.

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                          PRIVACY NOTICE -- (UNAUDITED)


The N/I NUMERIC INVESTORS FAMILY OF FUNDS of The RBB Fund, Inc. (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o  Information about your transactions with the Fund.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (800) 348-5031.

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                           FUND MANAGEMENT (UNAUDITED)


     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The statement of additional information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (888) 520-3277.



                                                  TERM OF
                                                  OFFICE                                       NUMBER OF
  NAME, ADDRESS,               POSITION(S) HELD    AND            PRINCIPAL OCCUPATION(S)    PORTFOLIOS IN          OTHER
AND DATE OF BIRTH                  WITH FUND      LENGTH                DURING PAST          FUND COMPLEX       DIRECTORSHIPS
                                                  OF TIME                 5 YEARS             OVERSEEN BY      HELD BY DIRECTOR
                                                  SERVED 1                                      DIRECTOR*
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Julian A. Brodsky                  Director       1988 to    Since 1969, Director and Vice        17       Director, Comcast
Comcast Corporation                               present    Chairman, Comcast Corporation                    Corporation
1500 Market Street,                                          (cable television and
35th Floor                                                   communications); Director, NDS
Philadelphia, PA 19102                                       Group PLC (provider of systems
DOB: 7/16/33                                                 and applications for digital
                                                             pay TV).
------------------------------------------------------------------------------------------------------------------------------------
Nicholas A. Giordano               Director       Since      Consultant, financial services       17       Kalmar Pooled Investment
103 Bellevue Parkway                              2006       organizations from 1997 to                     Trust; WT Mutual Fund;
Wilmington, DE 19809                                         present.                                      Independence Blue Cross;
DOB: 3/7/43                                                                                                  IntriCon Corporation
                                                                                                           (industrial furnaces and
                                                                                                                     ovens)
------------------------------------------------------------------------------------------------------------------------------------
Francis J. McKay                   Director       1988 to    Since 2000, Vice President, Fox      17                 None
Fox Chase Cancer Center                           present    Chase Cancer Center (biomedical
333 Cottman Avenue                                           research and medical care).
Philadelphia, PA 19111
DOB: 12/6/35
------------------------------------------------------------------------------------------------------------------------------------

*  Each Director oversees seventeen portfolios of the Company that are currently offered for sale.
1  Subject to the Company's Retirement Policy, each Director, except Messrs. Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual
   Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    FUND MANAGEMENT (UNAUDITED) (CONTINUED)


                                                  TERM OF
                                                  OFFICE                                       NUMBER OF
  NAME, ADDRESS,               POSITION(S) HELD    AND            PRINCIPAL OCCUPATION(S)    PORTFOLIOS IN          OTHER
AND DATE OF BIRTH                  WITH FUND      LENGTH                DURING PAST          FUND COMPLEX       DIRECTORSHIPS
                                                  OF TIME                 5 YEARS             OVERSEEN BY      HELD BY DIRECTOR
                                                  SERVED 1                                      DIRECTOR*
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Arnold M. Reichman                 Director       1991 to    Director, Gabelli Group Capital      17               None
106 Pierrepont Street                             present    Partners, L.P. (an investment
Brooklyn, NY 11201                                           partnership) from 2000-2006.
DOB: 5/21/48
------------------------------------------------------------------------------------------------------------------------------------
Mark A. Sargent                    Director       Since      Dean and Professor of Law,           17              Director,
Villanova University                              2006       Villanova University School of                   WT Mutual Fund
School of Law                                                Law since July 1997.
299 North Spring Mill Road
Villanova, PA 19085
DOB: 4/28/51
------------------------------------------------------------------------------------------------------------------------------------
Marvin E. Sternberg                Director       1991 to    Since 1974, Chairman, Director       17            Director,
Moyco Technologies, Inc.                          present    and President, Moyco                                 Moyco
200 Commerce Drive                                           Technologies, Inc.                               Technologies,
Montgomeryville, PA 18936                                    (manufacturer of precision                            Inc.
DOB: 3/24/34                                                 coated and industrial
                                                             abrasives). Since 1999,
                                                             Director, Pennsylvania Business
                                                             Bank.
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Straniere                Director       Since      Member, New York State Assembly      17       Director, Reich and Tang
300 East 57th Street                              2006       (1981- 2004); Founding Partner,                 Group; Director, The
New York, NY 10022                                           Straniere Law Firm (1980 to                       Sparx Japan Fund
DOB: 3/28/41                                                 date); Partner, Gotham
                                                             Strategies (consulting firm)
                                                             (2005 to date); Partner, The
                                                             Gotham Global Group (consulting
                                                             firm) (2005 to date);
                                                             President, The New York City
                                                             Hot Dog Company (2005 to date);
                                                             Director, Weiss, Peck & Greer
                                                             Fund Group (1992 to 2005); and
                                                             Kantor, Davidoff (law firm)
                                                             (2006 to date).
------------------------------------------------------------------------------------------------------------------------------------

*  Each Director oversees seventeen portfolios of the Company that are currently offered for sale.
1  Subject to the Company's Retirement Policy, each Director, except Messrs. Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual
   Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    FUND MANAGEMENT (UNAUDITED) (CONTINUED)


                                                  TERM OF
                                                  OFFICE                                       NUMBER OF
  NAME, ADDRESS,               POSITION(S) HELD    AND            PRINCIPAL OCCUPATION(S)    PORTFOLIOS IN          OTHER
AND DATE OF BIRTH                  WITH FUND      LENGTH                DURING PAST          FUND COMPLEX       DIRECTORSHIPS
                                                  OF TIME                 5 YEARS             OVERSEEN BY      HELD BY DIRECTOR
                                                  SERVED 1                                      DIRECTOR*
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
Robert Sablowsky                   Director       1991 to    Since July 2002, Senior Vice         17       Director, Kensington
Oppenheimer & Company, Inc.                       present    President and prior thereto,                          Funds
200 Park Avenue                                              Executive Vice President of
New York, NY 10166                                           Oppenheimer & Co., Inc.,
DOB: 4/16/38                                                 formerly Fahnestock & Co., Inc.
                                                             (a registered broker-dealer).
                                                             Since November 2004, Director
                                                             of Kensington Funds.
------------------------------------------------------------------------------------------------------------------------------------
J. Richard Carnall                 Director       2002 to    Director of PFPC Inc. from           17       Director, Cornerstone
103 Bellevue Parkway                              present    January 1987 to April 2002,                           Bank
Wilmington, DE 19809                                         Chairman and Chief Executive
DOB: 9/25/38                                                 Officer of PFPC Inc. until
                                                             April 2002, Executive Vice
                                                             President of PNC Bank, National
                                                             Association from October 1981
                                                             to April 2002, Director of PFPC
                                                             International Ltd. (financial
                                                             services) from August 1993 to
                                                             April 2002, Director of PFPC
                                                             International (Cayman) Ltd.
                                                             (financial services) from
                                                             September 1996 to April 2002;
                                                             Governor of the Investment
                                                             Company Institute (investment
                                                             company industry trade
                                                             organization) from July 1996 to
                                                             January 2002; Director of
                                                             Haydon Bolts, Inc. (bolt
                                                             manufacturer) and Parkway Real
                                                             Estate Company (subsidiary of
                                                             Haydon Bolts, Inc.) since 1984;
                                                             and Director of Cornerstone
                                                             Bank since March 2004.
------------------------------------------------------------------------------------------------------------------------------------

*  Each Director oversees seventeen portfolios of the Company that are currently offered for sale.
1  Subject to the Company's Retirement Policy, each Director, except Messrs. Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual
   Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.
2  Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr.
   Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation, the investment adviser to the Company's Senbanc Fund, Hilliard Lyons Research Advisors, a division of J.J.B. Hilliard, W.L. Lyons, Inc. and the
   Company's principal underwriter, PFPC Distributors, Inc., are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr.
   Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    FUND MANAGEMENT (UNAUDITED) (CONCLUDED)


                                                  TERM OF
                                                  OFFICE                                       NUMBER OF
  NAME, ADDRESS,               POSITION(S) HELD    AND            PRINCIPAL OCCUPATION(S)    PORTFOLIOS IN          OTHER
AND DATE OF BIRTH                  WITH FUND      LENGTH                DURING PAST          FUND COMPLEX       DIRECTORSHIPS
                                                  OF TIME                 5 YEARS             OVERSEEN BY      HELD BY DIRECTOR
                                                  SERVED                                        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Roach                    President      1991 to    Certified Public Accountant;         N/A                N/A
103 Bellevue Parkway                  and         present    Vice Chairman of the Board, Fox
Wilmington, DE 19809               Treasurer        and      Chase Cancer Center; Trustee
DOB: 6/29/24                                      1988 to    Emeritus, Pennsylvania School
                                                  present    for the Deaf; Trustee Emeritus,
                                                             Immaculata University; Managing
                                                             General Partner, President
                                                             since 2002, Treasurer since
                                                             1981 and Chief Compliance
                                                             Officer since September 2004 of
                                                             Chestnut Street Exchange Fund.
------------------------------------------------------------------------------------------------------------------------------------
Tina M. Payne                      Secretary      2004 to    Since 2003, Vice President and       N/A                N/A
301 Bellevue Parkway                              present    Associate Counsel, PFPC Inc.
2nd Floor                                                    (financial services company);
Wilmington, DE 19809                                         Associate, Stradley, Ronon,
DOB: 5/19/74                                                 Stevens & Young, LLC (law firm)
                                                             from 2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
Salvatore Faia, Esquire, CPA         Chief        2004 to    President, Vigilant Compliance       N/A                N/A
Vigilant Compliance                Compliance     present    Services since 2004; Senior
Services                             Officer                 Legal Counsel, PFPC Inc. from
186 Dundee Drive, Suite 700                                  2002 to 2004; Chief Legal
Williamstown, NJ 08094                                       Counsel, Corviant Corporation
DOB: 12/25/62                                                (Investment Adviser,
                                                             Broker-Dealer and Service
                                                             Provider to Investment Advisers
                                                             and Separate Account Providers)
                                                             from 2001 to 2002.
------------------------------------------------------------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                101 Sabin Street
                               Pawtucket, RI 02866

                            1-800-numeric [686-3742]
                             http://www.numeric.com


                              INVESTMENT ADVISER
                                   Numeric Investors LLC(R)
                                   One Memorial Drive, 9th floor
                                   Cambridge, MA 02142

                              CO-ADMINISTRATORS
                                   Bear Stearns Funds Management Inc.
                                   383 Madison Avenue
                                   New York, NY 10179

                                   PFPC Inc.
                                   Bellevue Corporate Center
                                   301 Bellevue Parkway
                                   Wilmington, DE 19809

                              DISTRIBUTOR
                                   PFPC Distributors, Inc.
                                   760 Moore Road
                                   King of Prussia, PA 19406

                              CUSTODIAN
                                   Custodial Trust Company
                                   101 Carnegie Center
                                   Princeton, NJ 08540

                              TRANSFER AGENT
                                   PFPC Inc.
                                   101 Sabin Street
                                   Pawtucket, RI 02866

                              INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                   PricewaterhouseCoopers LLP
                                   Two Commerce Square
                                   Philadelphia, PA 19103

                              COUNSEL
                                   Drinker Biddle & Reath LLP
                                   One Logan Square
                                   18th and Cherry Streets
                                   Philadelphia, PA 19103

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS


                                101 Sabin Street
                               Pawtucket, RI 02866

                            1-800-numeric [686-3742]
                             http://www.numeric.com

ROBECO INVESTMENT FUNDS

OF THE RBB FUND, INC.


                                 ANNUAL REPORT
                                AUGUST 31, 2006


                 ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II

                  ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND

                   ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND

                    ROBECO BOSTON PARTNERS MID CAP VALUE FUND

                    ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND

                              ROBECO WPG TUDOR FUND

                        ROBECO WPG LARGE CAP GROWTH FUND

                            ROBECO WPG CORE BOND FUND





This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds. Shares of Robeco Investment Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

[LOGO OMITTED]
% ROBECO

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

PRIVACY NOTICE (unaudited)


                 ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
                  ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
                   ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND
                    ROBECO BOSTON PARTNERS MID CAP VALUE FUND
                    ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
                              ROBECO WPG TUDOR FUND
                        ROBECO WPG LARGE CAP GROWTH FUND
                            ROBECO WPG CORE BOND FUND
                         (THE "ROBECO INVESTMENT FUNDS")


The Robeco Investment Funds of The RBB Fund, Inc. (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o    Information about your transactions with the Fund.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (888) 261-4073.



                                                          ANNUAL REPORT 2006 | 1

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

GENERAL MARKET COMMENTARY


Dear Shareholder:

     It has been a challenging environment for active managers regardless of style or capitalization and there appears to be little respite in sight. Companies with positive earnings estimate revisions coupled with consistent earnings growth have done little to warrant investor attention. Rather, the limelight has gone to companies with stretched valuations, high dividends or simply those investments that seem to offer safety and higher alpha. Real Estate Investment Trusts, which are selling near historical highs in terms of valuations, and Utilities which operate in a regulated, low growth industry have performed well this year.

     For those investors who maintain a long-term view, we believe that opportunities exist; however, we do have some concerns. Despite the Federal Reserve's inclination to slow down or stop raising rates, their actions thus far (i.e., seventeen straight increases) have put a scare into the global markets. Liquidity has vanished at a time when there appears to be little appetite for volatility or negative performance. Additionally, investors' penchant for chasing returns has not diminished. This is of concern to us because these factors fuel market volatility and exaggerate expectations under which we all invest. As investors, clearly we have forgotten that one cannot have the potential for higher alpha without the accompanying potential for higher volatility. This is a fact of the capital markets. Short-term financial needs often conflict with long-term investing and a careful balancing act needs to take place. We have had a remarkably wild ride in the U.S. equity markets over the last ten years but the annualized return of the S&P 500(R) Index over this time frame is 8.32%.

     The following pages contain investment commentary on each of the Robeco Investment Funds. Please take a minute to review and feel free to contact us with any questions.


Warm Regards,

Robeco Investment Funds



2  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (unaudited)



Dear Shareholder:

     The Robeco Boston Partners Small Cap Value Fund II trailed the Russell 2000(R) Value Index for the one year period ended August 31, 2006.

     Nine of thirteen economic sectors contributed to the positive return. The main contributors to performance were Technology, Capital Goods, and Basic Industries. The main detractors were Communications and Consumer Durables.

     Recent underperformance can be attributed to holdings in the Consumer Durables, Consumer Non-Durables and Insurance positions. The attractive valuation and profitability profiles of these positions favor long-term performance and we maintained the position accordingly. The Small Cap value market space has been led by higher priced stocks. The top three deciles of price-to-earnings stocks ratios in the Russell 2000(R) Value Index have led the way. The positions that constitute our portfolio continued to exhibit strong profitability attributes as shown by both Operating Return on Operating Assets and Return on Equity, measures. Portfolio turnover has been low due to the portfolio's emphasis on strong fundamentals.

     The Robeco Boston Partners Small Cap Value Fund II remains in a 'soft close.'


Sincerely,

David Dabora
BP Small Cap Value Fund II Portfolio Manager


------------------------
Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity. Investors should note that the Fund is an actively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.


   TOP TEN POSITIONS                        % OF NET ASSETS
   --------------------------------------------------------
   Platinum Underwriters Holdings Ltd.               2.01%
   --------------------------------------------------------
   Assured Guaranty Ltd.                             1.84%
   --------------------------------------------------------
   Sealy Corp.                                       1.59%
   --------------------------------------------------------
   IPC Holdings Ltd.                                 1.48%
   --------------------------------------------------------
   UAP Holding Corp.                                 1.47%
   --------------------------------------------------------
   Technitrol, Inc.                                  1.40%
   --------------------------------------------------------
   Oxford Industries, Inc.                           1.34%
   --------------------------------------------------------
   Kindred Healthcare, Inc.                          1.29%
   --------------------------------------------------------
   Silgan Holdings, Inc.                             1.28%
   --------------------------------------------------------
   Gevity HR, Inc.                                   1.25%
   --------------------------------------------------------


   TOP TEN POSITIONS                        % OF NET ASSETS
   --------------------------------------------------------
   Basic Industries                                   4.4%
   --------------------------------------------------------
   Capital Goods                                     10.4%
   --------------------------------------------------------
   Communications                                     1.0%
   --------------------------------------------------------
   Consumer Durables                                  4.8%
   --------------------------------------------------------
   Consumer Non-Durables                              8.3%
   --------------------------------------------------------
   Consumer Services                                 23.7%
   --------------------------------------------------------
   Energy                                             3.5%
   --------------------------------------------------------
   Finance                                           16.9%
   --------------------------------------------------------
   Health Care                                        7.1%
   --------------------------------------------------------
   Technology                                         8.3%
   --------------------------------------------------------
   Transportation                                     0.9%
   --------------------------------------------------------
   Utilities                                          0.6%
   --------------------------------------------------------
   Other                                             10.1%
   --------------------------------------------------------
   TOTAL                                            100.0%
   --------------------------------------------------------


   PORTFOLIO REVIEW
   --------------------------------------------------------
   P/E: Price/Earnings                              17.0x
   --------------------------------------------------------
   P/B: Price/Book                                   1.7x
   --------------------------------------------------------
   Holdings                                           185
   --------------------------------------------------------
   Wtd. Average Mkt. Cap. (mil)                    $1,004
   --------------------------------------------------------
   ROE: Return on Equity                             12.0
   --------------------------------------------------------
   OROA: Operating Return
     on Operating Assets                             43.9
   --------------------------------------------------------
 Portfolio holdings are subject to change at any time.


                                                        ANNUAL REPORT 2006  |  3

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (unaudited) (continued)



             Comparison of Change in Value of $10,000 Investment in
          Robeco Boston Partners Small Cap Value Fund II Institutional
                           Class vs. Russell Indices

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                  Small Cap Value Fund II
                   Institutional Class           Russell 2000(R) Value Index      RUSSELL 2000(R) Index

7/1/98                  $10,000.00                     $10,000.00                   $10,000.00
7/31/98                   9,280.00                       9,217.00                     9,190.00
8/31/98                   7,620.00                       7,773.62                     7,405.30
11/30/98                  7,930.00                       8,685.93                     8,746.42
2/28/99                   7,640.00                       8,157.32                     8,649.04
5/31/99                   8,670.00                       9,099.22                     9,710.74
8/31/99                   8,670.00                       8,868.24                     9,506.32
11/30/99                  8,450.00                       8,561.35                    10,117.20
2/29/00                   8,713.79                       9,118.02                    12,910.60
5/31/00                   9,854.28                       9,073.93                    10,673.00
8/31/00                  11,395.00                      10,081.20                    12,086.90
11/30/00                 11,224.90                       9,783.93                    10,057.20
2/28/01                  14,382.00                      11,118.20                    10,736.40
5/31/01                  16,926.00                      11,741.00                    11,280.80
8/31/01                  17,613.30                      11,897.60                    10,682.10
11/30/01                 17,172.20                      11,641.20                    10,542.40
2/28/02                  17,994.60                      12,594.30                    10,773.00
5/31/02                  19,739.00                      13,550.30                    11,223.60
8/31/02                  16,312.40                      11,232.10                     9,033.54
11/30/02                 15,938.50                      11,431.40                     9,426.03
2/28/03                  14,437.00                      10,277.40                     83,93.08
5/31/03                  18,134.50                      12,535.50                    10,306.00
8/31/03                  20,969.90                      13,892.00                    11,660.00
11/30/03                 22,943.30                      15,421.70                    12,846.00
2/29/04                  25,689.20                      16,853.60                    13,798.60
5/31/04                  24,955.50                      16,398.80                    13,426.80
8/31/04                  23,896.90                      16,600.30                    12,983.90
11/30/04                 26,747.80                      19,079.70                    15,062.30
2/28/05                  27,521.70                      19,153.40                    15,112.60
5/31/05                  27,107.30                      18,876.10                    14,745.70
8/31/05                  29,298.10                      20,352.80                    15,984.60
11/30/05                 30,162.60                      20,612.47                    16,290.59
2/28/06                  31,565.00                      22,143.06                    17,620.43
5/31/06                  31,701.60                      22,313.78                    17,433.53
8/31/06                  31,182.40                      22,940.26                    17,477.35


Past performance is not predictive of future performance.

The chart assumes a hypothetical $10,000 initial investment in the Fund made on July 1, 1998 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.

--------------------------------------------------------------------------------------------------
                        For Period Ended August 31, 2006
                           Average Annual Total Return
                                                                                        SINCE
                                                   1 YEAR     3 YEAR       5 YEAR    INCEPTION (1)
                                                  --------   ---------    --------   -------------
  Small Cap Value Fund II -- Institutional Class    6.39%     14.14%      12.10%       14.94%
  Russell 2000(R) Value Index                      12.72%     18.20%      14.03%       10.70%
  Russell 2000(R) Index(2)                          9.36%     14.45%      10.35%        7.07%
--------------------------------------------------------------------------------------------------


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BOSTON PARTNERS ASSET MANAGEMENT, LLC WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM.

(1) For the period July 1, 1998 (commencement of operations) through August 31, 2006.
(2) This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.




4 | ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

 ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (unaudited) (concluded)



             Comparison of Change in Value of $10,000 Investment in Robeco Boston Partners Small Cap Value Fund II Investor
                           Class vs. Russell Indices


[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                   Small Cap Value Fund II
                      Investor Class           Russell 2000(R) Value Index     RUSSELL 2000(R) Index
7/1/98                 $10,000.00                      $10,000.00                   $10,000.00
7/31/98                  9,290.00                        9,217.00                     9,190.00
8/31/98                  7,630.00                        7,773.62                     7,405.30
11/30/98                 7,940.00                        8,685.93                     8,746.42
2/28/99                  7,640.00                        8,157.32                     8,649.04
5/31/99                  8,660.00                        9,099.22                     9,710.74
8/31/99                  8,650.00                        8,868.24                     9,506.32
11/30/99                 8,440.00                        8,561.35                    10,117.17
2/29/00                  8,700.00                        9,118.02                    12,910.60
5/31/00                  9,830.00                        9,073.93                    10,673.03
8/31/00                 11,360.00                       10,081.23                    12,086.93
11/30/00                11,180.00                        9,783.93                    10,057.25
2/28/01                 14,325.37                       11,118.18                    10,736.41
5/31/01                 16,858.20                       11,741.00                    11,280.77
8/31/01                 17,524.74                       11,897.63                    10,682.07
11/30/01                17,083.80                       11,641.24                    10,542.41
2/28/02                 17,895.60                       12,594.35                    10,772.98
5/31/02                 19,618.73                       13,550.32                    11,223.56
8/31/02                 16,203.62                       11,232.14                     9,033.54
11/30/02                15,809.20                       11,431.43                     9,426.03
2/28/03                 14,318.40                       10,277.38                     8,393.08
5/31/03                 17,973.30                       12,535.45                    10,305.95
8/31/03                 20,766.40                       13,891.96                    11,659.95
11/30/03                22,708.10                       15,421.67                    12,845.96
2/29/04                 25,401.10                       16,853.57                    13,798.64
5/31/04                 24,667.60                       16,398.85                    13,426.84
8/31/04                 23,609.20                       16,600.35                    12,983.88
11/30/04                26,407.10                       19,079.70                    15,062.32
2/28/05                 27,158.50                       19,153.40                    15,112.63
5/31/05                 26,719.70                       18,876.10                    14,745.69
8/31/05                 28,878.10                       20,352.80                    15,984.55
11/30/05                29,696.40                       20,612.47                    16,290.59
2/28/06                 31,055.60                       22,143.06                    17,620.73
5/31/06                 31,178.80                       22,313.78                    17,433.53
8/31/06                 30,645.20                       22,940.26                    17,477.35

Past performance is not predictive of future performance.

The chart assumes a hypothetical $10,000 initial investment in the Fund made on July 1, 1998 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.

--------------------------------------------------------------------------------------------------

                        For Period Ended August 31, 2006
                           Average Annual Total Return
                                                                                        SINCE
                                                   1 YEAR     3 YEAR       5 YEAR    INCEPTION (1)
                                                  --------   ---------    --------   -------------
  Small Cap Value Fund II -- Investor Class         6.12%     13.85%      11.83%       14.69%
  Russell 2000(R) Value Index                       12.72%    18.20%      14.03%       10.70%
  Russell 2000(R) Index(2)                           9.36%    14.45%      10.35%        7.07%

--------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BOSTON PARTNERS ASSET MANAGEMENT, LLC WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM.

(1) For the period July 1, 1998 (commencement of operations) through August 31, 2006.
(2) This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.


                                                          ANNUAL REPORT 2006 | 5

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (unaudited)

Dear Shareholder:

     The Robeco Boston Partners Long/Short Fund outperformed the S&P 500(R) Index for the one year period ended August 31, 2006.

     Areas of contribution on the long side of the portfolio included Consumer Durables, Consumer Services and Basic Industries.

     During the first quarter of 2006, the Fund underperformed the S&P 500(R) Index due to a few factors. These factors included being early in our timing of entry for several individual short positions and our bottom-up work led to a structural bias in the Fund (long larger higher quality, short smaller, lower quality) which had a negative influence in the short-term. Our analysis proved to be correct and performance turned around during the second quarter. The principle catalyst for driving the strong performance of the short portfolio was a disappointing April earnings season, which impacted smaller cap stocks in the market and benefited the Fund. As always, the long portfolio has been attractively positioned relative to the short portfolio from both a valuation and profitability standpoint. Positioning the portfolio with these characteristics increased the probability of success over the long term and continued to be the focus of our efforts.

     The Fund remains in a hard close.


Sincerely,

Robert Jones
BP Long/Short Equity Fund Portfolio Manager


----------------------------------

Long/Short  Equity is an absolute  return  product that  balances long and short portfolio strategies and seeks to achieve stable absolute returns with approximately half the risk of the S&P 500(R) Index. However, this product is not risk neutral. It is exposed to style, capitalization, sector and short-implementation risk. Use of the S&P 500(R) Index is for comparative purposes only since Long/Short returns are not correlated to equity market returns. An absolute return benchmark of 15% is the more appropriate measure for this product.

Investors should note that the Fund is an actively managed mutual fund while the S&P 500(R) Index is unmanaged, does not incur expenses and is not available for investment.



   TOP TEN POSITIONS                        % OF NET ASSETS
   --------------------------------------------------------
   MBIA, Inc.                                        3.11%
   --------------------------------------------------------
   Pfizer, Inc.                                      2.99%
   --------------------------------------------------------
   Johnson & Johnson                                 2.52%
   --------------------------------------------------------
   Loews Corp.                                       1.99%
   --------------------------------------------------------
   Khd Humboldt Wedaq International Ltd.             1.79%
   --------------------------------------------------------
   Orthofix International                            1.75%
   --------------------------------------------------------
   Emulex Corp.                                      1.68%
   --------------------------------------------------------
   Microsoft Corp.                                   1.67%
   --------------------------------------------------------
   Bel Fuse, Inc.                                    1.65%
   --------------------------------------------------------
   Accenture                                         1.61%
   --------------------------------------------------------


                                           % OF NET ASSETS
   SECTOR BREAKDOWN                          LONG    SHORT
   --------------------------------------------------------
   Basic Industries                          1.5%    1.9%
   --------------------------------------------------------
   Capital Goods                             9.1%    8.8%
   --------------------------------------------------------
   Communications                            3.9%    4.5%
   --------------------------------------------------------
   Consumer Durables                         2.2%    2.2%
   --------------------------------------------------------
   Consumer Non-Durables                    13.9%   10.8%
   --------------------------------------------------------
   Consumer Services                        16.3%   13.6%
   --------------------------------------------------------
   Energy                                    2.4%    4.1%
   --------------------------------------------------------
   Finance                                  18.5%    5.6%
   --------------------------------------------------------
   Health Care                              14.9%    9.8%
   --------------------------------------------------------
   Technology                               15.4%   38.6%
   --------------------------------------------------------
   Transportation                            0.8%    0.0%
   --------------------------------------------------------
   Other                                     1.1%    0.1%
   --------------------------------------------------------
   TOTAL                                   100.0%  100.0%
   --------------------------------------------------------


   PORTFOLIO REVIEW                          LONG    SHORT
   --------------------------------------------------------
   P/E: Price/Earnings                       14.6x   16.7x
   --------------------------------------------------------
   P/B: Price/Book                            1.7x    4.8x
   --------------------------------------------------------
   Holdings                                    118     127
   --------------------------------------------------------
   Wtd. Average Mkt. Cap. (mil)            $27,607  $4,448
   --------------------------------------------------------
   ROE: Return on Equity                      11.9     3.0
   --------------------------------------------------------
   OROA: Operating Return
     on Operating Assets                      44.8     1.2
   --------------------------------------------------------

Portfolio holdings are subject to change at any time.


6  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (unaudited) (continued)



             Comparison of Change in Value of $10,000 Investment in
                  Robeco Boston Partners Long/Short Equity Fund
                    Institutional Class vs. S&P 500(R) Index


[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                         Long/Short Equity Fund
                            Insitutional Class          S&P 500(R) Index
            11/17/98          $10,000.00                   $10,000.00
            11/30/98            9,580.00                    10,000.00
             2/28/99            9,080.00                    10,675.41
             5/31/99            9,500.00                    11,259.94
             8/31/99            9,460.00                    11,456.49
            11/30/99            8,100.00                    12,088.42
             2/29/00            8,153.76                    11,928.06
             5/31/00           10,311.81                    12,440.12
             8/31/00           10,759.71                    13,327.79
            11/30/00           11,798.02                    11,580.46
             2/28/01           14,558.61                    10,951.34
             5/31/01           15,093.63                    11,128.06
             8/31/01           16,338.57                    10,077.72
            11/30/01           16,081.35                    10,164.45
             2/28/02           16,370.81                     9,909.18
             5/31/02           17,456.52                     9,586.91
             8/31/02           16,147.28                     8,264.87
            11/30/02           16,477.20                     8,486.79
             2/28/03           16,109.40                     7,661.81
             5/31/03           16,221.00                     8,814.88
             8/31/03           15,964.40                     9,261.99
            11/30/03           15,908.50                     9,767.69
             2/29/04           16,053.50                    10,613.69
             5/31/04           15,328.30                    10,430.27
             8/31/04           16,399.30                    10,322.33
            11/30/04           16,957.10                    11,022.50
             2/28/05           18,329.30                    11,352.70
             5/31/05           18,742.10                    11,287.70
             8/31/05           19,958.10                    11,617.30
            11/30/05           20,437.80                    11,951.14
             2/28/06           19,808.10                    12,304.54
             5/31/06           20,269.30                    12,261.69
             8/31/06           22,539.00                    12,648.03

Past performance is not predictive of future performance.

The chart assumes a hypothetical $10,000 initial investment in the Fund made on November 17, 1998 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the S&P 500(R) Index is unmanaged, does not incur expenses and is not available for investment.


--------------------------------------------------------------------------------------------------

                        For Period Ended August 31, 2006
                           Average Annual Total Return
                                                                                        SINCE
                                                   1 YEAR     3 YEAR       5 YEAR    INCEPTION (1)
                                                  --------   ---------    --------   -------------
  Long/Short Equity Fund -- Institutional Class     12.93%    12.18%      6.65%        11.00%
  S&P 500(R) Index                                   8.87%    10.94%      4.65%         3.06%

--------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BOSTON PARTNERS ASSET MANAGEMENT, LLC WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM.

(1) For the period November 17, 1998 (commencement of operations) through August 31, 2006.


                                                        ANNUAL REPORT 2006  |  7

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (unaudited) (concluded)


             Comparison of Change in Value of $10,000 Investment in
                  Robeco Boston Partners Long/Short Equity Fund
                      Investor Class vs. S&P 500(R) Index


[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                        Long/Short Equity Fund
                               Investor Class                  S&P 500(R) Index

            11/17/98          $10,000.00                          $10,000.00
            11/30/98            9,580.00                           10,000.00
             2/28/99            9,080.00                           10,675.40
             5/31/99            9,500.00                           11,259.90
             8/31/99            9,460.00                           11,456.50
            11/30/99            8,100.00                           12,088.40
             2/29/00            8,153.76                           11,928.10
             5/31/00           10,311.81                           12,440.10
             8/31/00           10,759.71                           13,327.80
            11/30/00           11,798.02                           11,580.50
             2/28/01           14,558.61                           10,951.30
             5/31/01           15,093.63                           11,128.10
             8/31/01           16,338.57                           10,077.70
            11/30/01           16,081.35                           10,164.50
             2/28/02           16,370.81                            9,909.18
             5/31/02           17,456.52                            9,586.91
             8/31/02           16,147.28                            8,264.87
            11/30/02           16,477.20                            8,486.79
             2/28/03           16,109.40                            7,661.81
             5/31/03           16,221.00                            8,814.88
             8/31/03           15,964.40                            9,261.99
            11/30/03           15,908.50                            9,767.69
             2/29/04           16,053.50                           10,613.70
             5/31/04           15,328.30                           10,430.30
             8/31/04           16,399.30                           10,322.30
            11/30/04           16,957.10                           11,022.50
             2/28/05           18,329.30                           11,352.70
             5/31/05           18,742.10                           11,287.70
             8/31/05           19,958.10                           11,617.30
            11/30/05           20,134.50                           11,951.10
             2/28/06           19,496.30                           12,304.50
             5/31/06           19,942.90                           12,261.70
             8/31/06           22,164.20                           12,648.00

Past performance is not predictive of future performance.

The chart assumes a hypothetical $10,000 initial investment in the Fund made on November 17, 1998 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the S&P 500(R) Index is unmanaged, does not incur expenses and is not available for investment.


--------------------------------------------------------------------------------------------------

                        For Period Ended August 31, 2006
                           Average Annual Total Return
                                                                                        SINCE
                                                   1 YEAR     3 YEAR       5 YEAR    INCEPTION (1)
                                                  --------   ---------    --------   -------------
  Long/Short Equity Fund -- Investor Class         12.69%     11.89%       6.38%        10.76%
  S&P 500(R) Index                                  8.87%     10.94%       4.65%         3.06%

--------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BOSTON PARTNERS ASSET MANAGEMENT, LLC WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM.

(1) For the period November 17, 1998 (commencement of operations) through August 31, 2006.


8  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND (unaudited)


Dear Shareholder:

     The Robeco Boston Partners Large Cap Value Fund trailed the Russell 1000(R) Value Index for the one year period ended August 31, 2006 but outpaced the S&P 500(R) Index.

     The portfolio benefited from positive returns in all sectors that we took a position in. (We had no position in the transportation sector.) Finance, Basic Industries, and Energy were the largest contributors.

     We have continued to be overweight in the Energy sector, although the composition of our Energy holdings have continued to change. We have continued to own a few of the large integrated oil companies as they were attractively valued, generated strong returns and offered compelling risk/reward. We have recently increased our exposure to the Capital Goods sector as we found quite a few compelling opportunities and we lowered our exposure to the Basic Industries sector as some of these stocks approached fair value. We also owned a growing % of the portfolio in Technology stocks which offer attractive valuations, strong balance sheets, and solid cash flow generation.


Sincerely,

Mark Donovan and Dave Pyle
BP Large Cap Value Fund Portfolio Managers



------------------------
Investors should note that the Fund is an actively managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment.


   TOP TEN POSITIONS                        % OF NET ASSETS
   --------------------------------------------------------
   Exxon Mobil Corp.                                 4.22%
   --------------------------------------------------------
   Citigroup, Inc.                                   4.14%
   --------------------------------------------------------
   Pfizer, Inc.                                      3.49%
   --------------------------------------------------------
   Berkshire Hathaway, Inc. Class B                  3.10%
   --------------------------------------------------------
   JP Morgan Chase                                   3.07%
   --------------------------------------------------------
   Conoco Phillips                                   2.74%
   --------------------------------------------------------
   Chevron Corp.                                     2.44%
   --------------------------------------------------------
   Lockheed Martin Corp.                             2.31%
   --------------------------------------------------------
   Johnson & Johnson                                 2.20%
   --------------------------------------------------------
   Time Warner, Inc.                                 2.09%
   --------------------------------------------------------


   SECTOR BREAKDOWN                        % OF NET ASSETS
   --------------------------------------------------------
   Basic Industries                                  1.5%
   --------------------------------------------------------
   Capital Goods                                     9.1%
   --------------------------------------------------------
   Communications                                    4.3%
   --------------------------------------------------------
   Consumer Durables                                 0.8%
   --------------------------------------------------------
   Consumer Non-Durables                             4.1%
   --------------------------------------------------------
   Consumer Services                                 9.3%
   --------------------------------------------------------
   Energy                                           13.9%
   --------------------------------------------------------
   Finance                                          32.2%
   --------------------------------------------------------
   Health Care                                       8.9%
   --------------------------------------------------------
   Technology                                       12.8%
   --------------------------------------------------------
   Utilities                                         1.2%
   --------------------------------------------------------
   Other                                             1.9%
   --------------------------------------------------------
   TOTAL                                           100.0%
   --------------------------------------------------------

   PORTFOLIO REVIEW
   --------------------------------------------------------
   P/E: Price/Earnings                             13.2x
   --------------------------------------------------------
   P/B: Price/Book                                  1.9x
   --------------------------------------------------------
   Holdings                                           83
   --------------------------------------------------------
   Wtd. Average Mkt. Cap. (mil)                  $84,806
   --------------------------------------------------------
   ROE: Return on Equity                            18.5
   --------------------------------------------------------
   OROA: Operating Return
     on Operating Assets                            45.5
   --------------------------------------------------------

Portfolio holdings are subject to change at any time.


                                                        ANNUAL REPORT 2006  |  9

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND (unaudited) (continued)

             Comparison of Change in Value of $10,000 Investment in
                     Robeco Boston Partners Large Cap Value
                    Institutional Class vs. Various Indices


[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                                      Large Cap Value Fund                             Russell 1000(R) Value
                                       Institutional Class      S&P 500(R) Index           Stock Index
              1/2/97                       $10,000.00              $10,000.00               $10,000.00
             1/31/97                        10,440.00               10,625.00                10,485.00
             2/28/97                        10,620.00               10,707.88                10,639.13
             5/31/97                        11,360.00               11,543.41                11,284.27
             8/31/97                        12,460.00               12,291.42                12,202.89
            11/30/97                        12,810.00               13,112.19                13,134.91
             2/28/98                        13,786.06               14,458.09                14,223.36
             5/31/98                        13,828.35               15,087.80                14,970.07
             8/31/98                        11,185.31               13,286.39                12,677.20
            11/30/98                        12,728.84               16,213.89                15,116.83
             2/28/99                        12,383.01               17,309.00                15,533.69
             5/31/99                        13,678.04               18,256.74                17,145.42
             8/31/99                        13,100.09               18,575.42                16,490.34
            11/30/99                        13,282.04               19,600.02                16,698.51
             2/29/00                        11,901.91               19,340.02                15,025.66
             5/31/00                        13,881.74               20,170.26                16,838.20
             8/31/00                        14,671.39               21,609.53                17,174.14
            11/30/00                        15,312.26               18,776.43                17,099.67
             2/28/01                        16,230.26               17,756.38                17,523.51
             5/31/01                        16,825.21               18,042.90                18,134.00
             8/31/01                        16,087.48               16,339.91                16,984.65
            11/30/01                        16,301.66               16,480.53                16,562.60
             2/28/02                        16,401.83               16,066.63                16,849.85
             5/31/02                        16,633.03               15,544.11                17,126.77
             8/31/02                        14,049.00               13,400.56                14,753.61
            11/30/03                        14,021.60               13,760.39                14,972.02
             2/28/03                        12,786.40               12,422.78                13,602.48
             5/31/03                        14,830.00               14,292.34                15,782.33
             8/31/03                        14,968.10               15,017.28                16,470.71
            11/30/03                        15,934.70               15,837.22                17,542.80
             2/29/04                        17,880.30               17,208.92                19,356.77
             5/31/04                        17,434.70               16,911.53                18,909.21
             8/31/04                        17,643.60               16,736.51                19,353.52
            11/30/04                        19,091.90               17,871.70                20,990.73
             2/28/05                        19,968.50               18,407.10                22,013.05
             5/31/05                        19,617.70               18,301.80                21,836.72
             8/31/05                        21,049.10               18,836.20                22,615.03
            11/30/05                        21,554.20               19,377.50                23,080.00
             2/28/06                        22,671.60               19,950.50                23,304.00
             5/31/06                        22,753.10               19,881.00                23,605.80
             8/31/06                        23,665.20               20,507.40                24,740.60

Past performance is not predictive of future performance.

The chart assumes a hypothetical $10,000 initial investment in the Fund made on January 2, 1997 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment.



--------------------------------------------------------------------------------------------------

                        For Period Ended August 31, 2006
                           Average Annual Total Return
                                                                                        SINCE
                                                   1 YEAR     3 YEAR       5 YEAR    INCEPTION (1)
                                                  --------   ---------    --------   -------------
  Large Cap Value Fund -- Institutional Class      12.43%      16.50%       8.03%       9.33%
  S&P 500(R) Index                                  8.87%      10.94%       4.65%       7.72%
  Russell 1000(R) Value Index(2)                   13.96%      16.10%       8.70%      10.29%

--------------------------------------------------------------------------------------------------


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BOSTON PARTNERS ASSET MANAGEMENT, LLC WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM.

(1) For the period January 2, 1997 (commencement of operations) through August 31, 2006.
(2) This is not a primary benchmark of the Fund. Results of index performance are presented for general comparative purposes.


10  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND (unaudited) (concluded)



             Comparison of Change in Value of $10,000 Investment in
                     Robeco Boston Partners Large Cap Value
                       Investor Class vs. Various Indices



[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                                      Large Cap Value Fund -                              Russell 1000 (R)
                                        Investor Class         S&P 500(R) Index            Value Index
             1/16/97                       $10,000.00              $10,000.00               $10,000.00
             1/31/97                        10,235.30               10,134.00                10,120.00
             2/28/97                        10,411.80               10,213.00                10,268.80
             5/31/97                        11,127.50               11,010.00                10,891.50
             8/31/97                        12,205.90               11,723.40                11,778.10
            11/30/97                        12,549.00               12,506.20                12,677.70
             2/28/98                        13,499.50               13,790.00                13,728.20
             5/31/98                        13,550.70               14,390.60                14,448.90
             8/31/98                        10,951.10               12,672.40                12,235.90
            11/30/98                        12,455.60               15,464.60                14,590.60
             2/28/99                        12,113.70               16,509.10                14,992.90
             5/31/99                        13,366.50               17,413.10                16,548.60
             8/31/99                        12,797.10               17,717.00                15,916.30
            11/30/99                        12,962.70               18,694.30                16,117.20
             2/29/00                        11,601.90               18,446.30                14,502.60
             5/31/00                        13,533.70               19,238.20                16,252.00
             8/31/00                        14,291.00               20,610.90                16,576.30
            11/30/00                        14,905.70               17,908.70                16,504.40
             2/28/01                        15,789.60               16,935.80                16,913.50
             5/31/01                        16,359.20               17,209.10                17,502.70
             8/31/01                        15,641.50               15,584.80                16,393.40
            11/30/01                        15,835.20               15,718.90                15,986.00
             2/28/02                        15,925.40               15,324.20                16,263.30
             5/31/02                        16,133.10               14,825.80                16,530.60
             8/31/02                        13,628.10               12,781.30                14,240.00
            11/30/03                        13,589.20               13,124.50                14,450.80
             2/28/03                        12,372.00               11,848.70                13,129.00
             5/31/03                        14,344.10               13,631.90                15,232.90
             8/31/03                        14,475.60               14,323.30                15,897.30
            11/30/03                        15,409.10               15,105.40                16,932.10
             2/29/04                        17,264.40               16,413.70                18,682.90
             5/31/04                        16,841.00               16,130.00                18,250.90
             8/31/04                        17,013.00               15,963.10                18,679.80
            11/30/04                        18,402.10               17,045.80                20,260.00
             2/28/05                        19,240.60               17,556.50                21,246.70
             5/31/05                        18,894.70               17,456.00                21,076.60
             8/31/05                        20,251.90               17,965.70                21,827.80
            11/30/05                        20,717.60               18,482.00                22,276.50
             2/28/06                        21,788.20               19,028.50                22,492.80
             5/31/06                        21,849.70               18,962.20                22,784.10
             8/31/06                        22,710.80               19,559.70                23,879.30

Past performance is not predictive of future performance.

The chart assumes a hypothetical $10,000 initial investment in the Fund made on January 16, 1997 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment.



--------------------------------------------------------------------------------------------------

                        For Period Ended August 31, 2006
                           Average Annual Total Return
                                                                                        SINCE
                                                   1 YEAR     3 YEAR       5 YEAR    INCEPTION (1)
                                                  --------   ---------    --------   -------------
  Large Cap Value Fund -- Investor Class           12.14%     16.20%       7.74%        8.90%
  S&P 500(R) Index                                  8.87%     10.94%       4.65%        7.22%
  Russell 1000(R) Value Index(2)                   13.96%     16.10%       8.70%        9.93%

--------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BOSTON PARTNERS ASSET MANAGEMENT, LLC WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM.

(1) For the period January 16, 1997 (commencement of operations) through August 31, 2006.

(2) This is not a primary benchmark of the Fund. Results of index performance are presented for general comparative purposes.


                                                       ANNUAL REPORT 2006  |  11

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

ROBECO BOSTON PARTNERS MID CAP VALUE FUND (unaudited)



Dear Shareholder:

     The Robeco Boston Partners Mid Cap Value Fund trailed the Russell Mid Cap Value(R) Index for the one year period ended August 31, 2006.

     Areas of strength for the Fund were Energy, Transportation, and Capital Goods. The top detractors from performance were Health Care and Consumer Durables.

     The strategy posted strong positive returns in the REIT sector but our underweight position versus the benchmark detracted from performance on a relative basis. In the consumer services sector, our holdings in retail stocks helped to contribute to performance. The stocks in the Mid Cap Value Fund have had more attractive valuation and profitability characteristics than the value benchmark and the broader market. We have continued to find high quality companies without sacrificing value, which remains the predominant theme in the portfolio.


Sincerely,

Steven Pollack
BP Mid Cap Value Fund Portfolio Manager


-------------------------
Mid size company stocks are generally riskier than large company stocks due to greater volatility and less liquidity. Investors should note that the Fund is an actively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.


   TOP TEN POSITIONS                        % OF NET ASSETS
   --------------------------------------------------------
   Energen Corp.                                     1.89%
   --------------------------------------------------------
   The PMI Group, Inc.                               1.83%
   --------------------------------------------------------
   Ingram Micro, Inc. Class A                        1.74%
   --------------------------------------------------------
   Federated Investors, Inc.                         1.72%
   --------------------------------------------------------
   MBIA, Inc.                                        1.69%
   --------------------------------------------------------
   West Corp.                                        1.69%
   --------------------------------------------------------
   Mellon Financial Corp.                            1.68%
   --------------------------------------------------------
   Knoll, Inc.                                       1.65%
   --------------------------------------------------------
   Dover Corp.                                       1.63%
   --------------------------------------------------------
   Polo Ralph Lauren Corp.                           1.62%
   --------------------------------------------------------


   SECTOR BREAKDOWN                        % OF NET ASSETS
   --------------------------------------------------------
   Basic Industries                                  6.0%
   --------------------------------------------------------
   Capital Goods                                     4.8%
   --------------------------------------------------------
   Communications                                    3.1%
   --------------------------------------------------------
   Consumer Durables                                 1.9%
   --------------------------------------------------------
   Consumer Non-Durables                             7.3%
   --------------------------------------------------------
   Consumer Services                                16.2%
   --------------------------------------------------------
   Energy                                            6.2%
   --------------------------------------------------------
   Finance                                          27.9%
   --------------------------------------------------------
   Health Care                                       5.0%
   --------------------------------------------------------
   Technology                                       11.8%
   --------------------------------------------------------
   Transportation                                    0.6%
   --------------------------------------------------------
   Utilities                                         3.5%
   --------------------------------------------------------
   Other                                             5.7%
   --------------------------------------------------------
   TOTAL                                           100.0%
   --------------------------------------------------------


   PORTFOLIO REVIEW
   --------------------------------------------------------
   P/E: Price/Earnings                              15.2x
   --------------------------------------------------------
   P/B: Price/Book                                   2.1x
   --------------------------------------------------------
   Holdings                                            92
   --------------------------------------------------------
   Wtd. Average Mkt. Cap. (mil)                    $5,831
   --------------------------------------------------------
   ROE: Return on Equity                             20.6
   --------------------------------------------------------
   OROA: Operating Return
     on Operating Assets                             47.2
   --------------------------------------------------------

Portfolio holdings are subject to change at any time.


12  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

ROBECO BOSTON PARTNERS MID CAP VALUE FUND (unaudited) (continued)


             Comparison of Change in Value of $10,000 Investment in
                      Robeco Boston Partners Mid Cap Value
                    Institutional Class vs. Russell Indices


[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                                        Mid Cap Value Fund        Russell 2500(R)          Russell 2500(R)        Russell Midcap(R)
                                        Institutional Class        Value Index               Index                  Value Index
              6/2/97                       $10,000.00              $10,000.00               $10,000.00               $10,000.00
             6/30/97                        10,330.00               10,471.00                10,409.00                10,367.00
             8/31/97                        11,010.00               11,099.30                11,172.13                11,006.96
            11/30/97                        11,250.00               11,669.85                11,419.51                11,715.99
             2/28/98                        12,638.73               12,638.26                12,289.12                12,725.56
             5/31/98                        12,871.84               12,837.11                12,279.85                12,995.96
             8/31/98                         9,608.27               10,091.69                 9,289.34                10,636.40
            11/30/98                        10,713.02               11,518.89                11,012.50                12,407.81
             2/28/99                        10,568.86               10,942.25                10,893.94                12,212.40
             5/31/99                        11,694.72               12,247.88                12,310.85                13,617.04
             8/31/99                        11,633.86               11,954.64                12,298.50                12,963.36
            11/30/99                        10,802.15               11,653.39                13,080.07                12,438.61
             2/29/00                         9,762.10               11,749.26                16,211.32                11,506.26
             5/30/00                        11,378.81               12,586.27                14,379.45                13,175.20
             8/31/00                        12,006.97               13,481.80                16,219.18                13,776.28
            11/30/00                        11,512.68               13,222.78                13,919.03                13,988.54
             2/28/01                        12,208.03               14,635.43                14,609.22                15,103.83
             5/31/01                        13,191.71               15,542.89                15,478.65                15,933.16
             8/31/01                        12,994.97               15,454.47                14,639.96                15,371.81
            11/30/01                        12,963.91               15,113.58                14,488.92                14,957.57
             2/28/02                        13,745.66               16,320.40                14,847.55                15,992.15
             5/31/02                        14,331.62               17,339.54                15,369.90                16,772.38
             8/31/02                        11,829.08               14,871.96                12,811.14                14,623.24
            11/30/02                        12,012.20               14,860.42                13,175.04                14,418.89
             2/28/03                        11,097.00               13,618.53                11,951.03                13,458.64
             5/31/03                        13,184.50               16,334.93                14,432.45                15,809.44
             8/31/03                        14,124.50               18,046.38                16,217.03                16,998.96
            11/30/03                        15,308.70               20,074.12                17,910.91                18,628.29
             2/29/04                        16,635.60               21,976.24                19,269.05                20,438.74
             5/31/04                        16,586.50               21,413.21                18,830.67                20,107.40
             8/31/04                        16,156.80               21,635.31                18,270.57                20,587.07
            11/30/04                        18,366.70               24,581.70                20,840.19                23,140.82
             2/28/05                        18,916.00               25,160.36                21,402.46                24,297.98
             5/31/05                        19,119.30               25,220.99                21,244.58                24,559.63
             8/31/05                        20,353.30               27,046.68                22,874.15                26,362.75
            11/30/05                        20,817.80               27,355.10                23,358.80                26,818.00
             2/28/06                        21,474.90               29,163.74                25,047.71                28,521.74
             5/31/06                        21,608.10               29,259.47                24,880.60                29,715.74
             8/31/06                        21,741.40               29,789.08                24,718.87                30,555.90


Past performance is not predictive of future performance.

The chart assumes a hypothetical $10,000 initial investment in the Fund made on June 2, 1997 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.



--------------------------------------------------------------------------------------------------

                        For Period Ended August 31, 2006
                           Average Annual Total Return
                                                                                        SINCE
                                                   1 YEAR     3 YEAR       5 YEAR    INCEPTION (2)
                                                  --------   ---------    --------   -------------
  Mid Cap Value Fund -- Institutional Class        6.82%      15.46%       10.84%        8.76%
  Russell Midcap(R) Value Index(1)                12.36%      20.34%       14.02%       12.46%
  Russell 2500(R) Value Index(3)                  10.13%      18.18%       14.02%       12.53%
  Russell 2500(R) Index(3)                         8.07%      15.08%       11.04%       10.28%

--------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BOSTON PARTNERS ASSET MANAGEMENT, LLC WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM.

(1) The Adviser has elected to change the Fund's benchmark index to the Russell MidCap(R) Value Index because the Russell MidCap(R) Value Index more appropriately reflects the types of securities held in the Fund and provides the best comparative performance information.
(2) For the period June 2, 1997 (commencement of operations) through August 31, 2006.
(3) This is not a primary benchmark of the Fund. Results of index performance are presented for general comparative purposes.


                                                       ANNUAL REPORT 2006  |  13

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

ROBECO BOSTON PARTNERS MID CAP VALUE FUND (unaudited) (concluded)



             Comparison of Change in Value of $10,000 Investment in
                      Robeco Boston Partners Mid Cap Value
                       Investor Class vs. Russell Indices


[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                                        Mid Cap Value Fund      Russell 2500(R)            Russell 2500(R)        Russell Midcap(R)
                                         Investor Class           Value Index                  Index                Value Index
              6/2/97                       $10,000.00              $10,000.00               $10,000.00               $10,000.00
             6/30/97                        10,330.00               10,471.00                10,409.00                10,367.00
             8/31/97                        11,010.00               11,099.03                11,172.13                11,006.96
            11/30/97                        11,240.00               11,669.85                11,419.51                11,715.99
             2/28/98                        12,632.31               12,638.26                12,289.12                12,725.56
             5/31/98                        12,856.61               12,837.11                12,279.85                12,995.96
             8/31/98                         9,604.23               10,091.69                 9,289.34                10,636.40
            11/30/98                        10,695.15               11,518.89                11,012.50                12,407.81
             2/28/99                        10,552.61               10,942.25                10,893.94                12,212.40
             5/31/99                        11,663.95               12,247.88                12,310.85                13,617.04
             8/31/99                        11,602.77               11,954.64                12,298.50                12,963.36
            11/30/99                        10,756.53               11,653.39                13,080.07                12,438.61
             2/29/00                         9,727.54               11,749.26                16,211.32                11,506.26
             5/31/00                        11,329.85               12,586.27                14,379.45                13,175.20
             8/31/00                        11,939.75               13,481.80                16,219.18                13,776.28
            11/30/00                        11,443.56               13,222.78                13,919.03                13,988.54
             2/28/01                        12,132.65               14,635.43                14,609.22                15,103.83
             5/31/01                        13,097.04               15,542.89                15,478.65                15,933.16
             8/31/01                        12,889.65               15,454.47                14,639.96                15,371.81
            11/30/01                        12,858.54               15,113.58                14,488.92                14,957.57
             2/28/02                        13,625.08               16,320.40                14,847.55                15,992.15
             5/31/02                        14,198.89               17,339.54                15,369.90                16,772.38
             8/31/02                        11,696.08               14,871.96                12,811.14                14,623.24
            11/30/02                        11,879.30               14,860.42                13,175.04                14,418.89
             2/28/03                        10,975.80               13,618.53                11,951.03                13,458.64
             5/31/03                        13,026.90               16,334.93                14,432.45                15,809.44
             8/31/03                        13,954.80               18,046.38                16,217.03                16,997.96
            11/30/03                        15,114.60               20,074.12                17,910.91                18,628.29
             2/29/04                        16,409.10               21,976.24                19,269.05                20,438.67
             5/31/04                        16,360.10               21,413.21                18,830.67                20,107.40
             8/31/04                        15,919.30               21,635.31                18,270.57                20,587.07
            11/30/04                        18,086.80               24,581.70                20,840.19                23,140.82
             2/28/05                        18,612.40               25,160.36                21,402.46                24,297.98
             5/31/05                        18,800.80               25,220.99                21,244.58                24,559.63
             8/31/05                        20,003.90               27,046.68                22,874.15                26,362.75
            11/30/05                        20,453.30               27,355.06                23,358.80                26,818.00
             2/28/06                        21,073.10               29,163.74                25,047.71                28,521.74
             5/31/06                        21,206.20               29,259.47                24,880.60                29,715.74
             8/31/06                        21,322.80               29,789.08                24,718.87                30,555.90

Past performance is not predictive of future performance.

The chart assumes a hypothetical $10,000 initial investment in the Fund made on June 2, 1997 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.




--------------------------------------------------------------------------------------------------

                        For Period Ended August 31, 2006
                           Average Annual Total Return
                                                                                        SINCE
                                                   1 YEAR     3 YEAR       5 YEAR    INCEPTION (2)
                                                  --------   ---------    --------   -------------
  Mid Cap Value Fund -- Investor Class             6.59%      15.18%       10.59%       8.53%
  Russell Midcap(R) Value Index(1)                12.36%      20.34%       14.02%      12.46%
  Russell 2500(R) Value Index(3)                  10.13%      18.18%       14.02%      12.53%
  Russell 2500(R) Index(3)                         8.07%      15.08%       11.04%      10.28%

--------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BOSTON PARTNERS ASSET MANAGEMENT, LLC WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM.

(1) The Adviser has elected to change the Fund's benchmark index to the Russell MidCap(R) Value Index because the Russell MidCap(R) Value Index more appropriately reflects the types of securities held in the Fund and provides the best comparative performance information.
(2) For the period June 2, 1997 (commencement of operations) through August 31, 2006.
(3) This is not a primary benchmark of the Fund. Results of index performance are presented for general comparative purposes.


14  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (unaudited)


Dear Shareholder:

     The Robeco Boston Partners All-Cap Value Fund trailed the Russell 3000(R) Value Index for the one-year period ended August 31, 2006.

     Eleven of thirteen economic sectors contributed positively to performance during the period. The major contributors were Energy, Utilities, and Capital Goods. The major detractors were Transportation and Consumer Services.

     A significant factor that has contributed to the Fund's recent underperformance was our overweight in insurance holdings. Within this sector we invested in well capitalized companies at attractive valuations that operated across diversified lines of insurance. These stocks as a group represented a great investment opportunity. The market has thus far disagreed. This disconnect can be summed up in two words - hurricane season. After last year's unprecedented destruction and apparent continued global warming, investors appeared apprehensive to commit investment funds to the insurance sector. Health care was a strong performer with pharmaceuticals leading the way. As new products roll out or capital was returned to shareholders, these stocks have continued to do well.

     Unlike many strategies, the All-Cap Value Fund has been fully discretionary with regard to market capitalizations. The product's mandate has been to "go where the value is" by selecting stocks based on their investment merit.


Sincerely,

Duilio Ramallo
BP All-Cap Value Fund  Portfolio Manager


---------------------------
Small and mid size company stocks are generally riskier than large company stocks due to greater volatility and less liquidity. Investors should note that the Fund is an actively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.



   TOP TEN POSITIONS                        % OF NET ASSETS
   --------------------------------------------------------
   Loews Corp.                                       4.51%
   --------------------------------------------------------
   ACE Ltd.                                          3.76%
   --------------------------------------------------------
   Pfizer, Inc.                                      3.53%
   --------------------------------------------------------
   Johnson & Johnson                                 2.62%
   --------------------------------------------------------
   MBIA, Inc.                                        2.60%
   --------------------------------------------------------
   Alleghany Corp.                                   2.52%
   --------------------------------------------------------
   Freddie Mac                                       2.44%
   --------------------------------------------------------
   Microsoft Corp                                    2.33%
   --------------------------------------------------------
   Hewlett-Packard Co.                               1.99%
   --------------------------------------------------------
   International Business Machines Corp.             1.98%
   --------------------------------------------------------


   SECTOR BREAKDOWN                        % OF NET ASSETS
   --------------------------------------------------------
   Basic Industries                                  0.5%
   --------------------------------------------------------
   Capital Goods                                     3.2%
   --------------------------------------------------------
   Communications                                    3.2%
   --------------------------------------------------------
   Consumer Durables                                 1.6%
   --------------------------------------------------------
   Consumer Non-Durables                            12.9%
   --------------------------------------------------------
   Consumer Services                                 8.4%
   --------------------------------------------------------
   Energy                                            9.1%
   --------------------------------------------------------
   Finance                                          33.0%
   --------------------------------------------------------
   Health Care                                      12.7%
   --------------------------------------------------------
   Technology                                       10.3%
   --------------------------------------------------------
   Utilities                                         1.5%
   --------------------------------------------------------
   Other                                             3.6%
   --------------------------------------------------------
   TOTAL                                           100.0%
   --------------------------------------------------------


   PORTFOLIO REVIEW
   --------------------------------------------------------
   P/E: Price/Earnings                             14.9x
   --------------------------------------------------------
   P/B: Price/Book                                  1.8x
   --------------------------------------------------------
   Holdings                                          116
   --------------------------------------------------------
   Wtd. Average Mkt. Cap. (mil)                  $50,708
   --------------------------------------------------------
   ROE: Return on Equity                            26.2
   --------------------------------------------------------
   OROA: Operating Return
     on Operating Assets                            57.7
   --------------------------------------------------------

Portfolio holdings are subject to change at any time.


                                                       ANNUAL REPORT 2006  |  15

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (unaudited) (continued)


             Comparison of Change in Value of $10,000 Investment in
                    Robeco Boston Partners All-Cap Value Fund
                     Institutional Class vs. Russell Indices


[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                                        All-Cap Value Fund        Russell 3000(R)          Rusell 3000(R)
                                        Institutional Class        Value Index                Index
              7/1/02                       $10,000.00              $10,000.00               $10,000.00
             7/31/02                         9,240.00                9,029.00                 9,205.00
             8/31/02                         9,450.00                9,089.49                 9,248.26
            11/30/02                         9,410.00                9,225.60                 9,475.63
             2/28/03                         8,665.50                8,375.69                 8,577.32
             5/31/03                        10,350.40                9,751.98                 9,941.79
             8/31/03                        10,851.90               10,221.50                10,535.56
            11/30/03                        11,925.10               10,921.55                11,203.68
             2/29/04                        13,381.60               12,042.34                12,122.01
             5/31/04                        13,240.40               11,759.85                11,899.90
             8/31/04                        13,401.80               12,024.28                11,725.82
            11/30/04                        14,702.60               13,105.70                12,664.39
             2/28/05                        15,391.40               13,692.20                13,047.24
             5/31/05                        15,465.30               13,575.20                13,023.99
             8/31/05                        16,393.60               14,109.60                13,523.17
            11/30/05                        16,530.80               14,389.52                13,907.82
             2/28/06                        17,211.80               15,269.02                14,691.94
             5/31/06                        17,268.10               15,461.57                14,624.09
             8/31/06                        17,696.80               16,174.96                14,995.84

Past performance is not predictive of future performance.

The chart assumes a hypothetical $10,000 initial investment in the Fund made on July 1, 2002 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.



----------------------------------------------------------------------------------------------

                        For Period Ended August 31, 2006
                           Average Annual Total Return
                                                                               SINCE
                                                1 YEAR        3 YEAR        INCEPTION(1)
                                                --------      --------     ------------
  All-Cap Value Fund -- Institutional Class       7.95%        17.71%        14.67%
  Russell 3000(R) Value Index                    13.84%        16.26%        12.04%
  Russell 3000(R) Index(2)                        8.75%        11.76%         9.69%

----------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BOSTON PARTNERS ASSET MANAGEMENT, LLC WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM.

(1) For the period July 1, 2002 (commencement of operations) through August 31, 2006.

(2) This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.


16  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (unaudited) (concluded)



             Comparison of Change in Value of $10,000 Investment in
                   Robeco Boston Partners All-Cap Value Fund
                       Investor Class vs. Russell Indices



[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                                         All-Cap Value Fund          Russell 3000(R)          Russell 3000(R)
                                            Investor Class            Value Index                Index
              7/1/2002                       $10,000.00              $10,000.00               $10,000.00
             7/31/2002                         9,230.00                9,029.00                 9,205.00
             8/31/2002                         9,440.00                9,089.49                 9,248.26
            11/30/2002                         9,390.00                9,225.60                 9,475.63
             2/28/2003                         8,636.60                8,375.69                 8,577.32
             5/31/2003                        10,329.90                9,751.98                 9,941.79
             8/31/2003                        10,820.80               10,221.50                10,535.60
            11/30/2003                        11,872.90               10,921.50                11,203.70
             2/29/2004                        13,324.00               12,042.30                12,122.00
             5/31/2004                        13,173.30               11,759.80                11,899.90
             8/31/2004                        13,324.00               12,024.30                11,725.80
            11/30/2004                        14,610.20               13,105.70                12,664.39
             2/28/2005                        15,297.00               13,692.20                13,047.24
             5/31/2005                        15,360.00               13,575.20                13,023.99
             8/31/2005                        16,263.00               14,109.60                13,523.17
            11/30/2005                        16,388.90               14,389.50                13,907.82
             2/28/2006                        17,058.90               15,269.02                14,691.94
             5/31/2006                        17,103.70               15,461.57                14,624.09
             8/31/2006                        17,518.40               16,174.96                14,995.84

Past performance is not predictive of future performance.

The chart assumes a hypothetical $10,000 initial investment in the Fund made on July 1, 2002 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.



----------------------------------------------------------------------------------------------

                        For Period Ended August 31, 2006
                           Average Annual Total Return
                                                                               SINCE
                                                 1 YEAR        3 YEAR        INCEPTION(1)
                                                 --------      --------     ------------
  All-Cap Value Fund -- Investor Class             7.72%        17.42%        14.39%
  Russell 3000(R) Value Index                     13.84%        16.26%        12.04%
  Russell 3000(R) Index(2)                         8.75%        11.76%         9.69%

----------------------------------------------------------------------------------------------


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BOSTON PARTNERS ASSET MANAGEMENT, LLC WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM.

(1) For the period July 1, 2002 (commencement of operations) through August 31, 2006.

(2) This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.


                                                       ANNUAL REPORT 2006  |  17

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

ROBECO WPG TUDOR FUND (unaudited)


Dear Shareholder:

     The Robeco WPG Tudor Fund trailed the Russell 2000(R) Value Index during the one year period ended August 31, 2006.

     Areas of strength for the fund included Consumer Non-Durables, Health Care, and Basic Industry. Areas that detracted from performance were Consumer Durables and Capital Goods.

     Many of the portfolio's positions operated in industries where we have seen long-term supply and demand imbalances combined with compelling valuations. We have disliked many of the elements of the homebuilding chain, including furniture manufacturers, and consumer discretionary stocks, including many retailers.

     Although we have felt that many of our holdings have had the ability to appreciate significantly, we have been cautious about the current economic market and risk aversion. The portfolio has been positioned towards the more defensive end of our historical operating range but we have continued to keep an eye open for ideas that afford us compelling risk/reward propositions.


Regards,

Richard Shuster
WPG Tudor Fund Portfolio Manager

--------------------------
Small and mid size company stocks are generally riskier than large company stocks due to greater volatility and less liquidity. Investors should note that the Fund is an actively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.



   TOP TEN POSITIONS                        % OF NET ASSETS
   --------------------------------------------------------
   MDC Partners, Inc.                                3.93%
   --------------------------------------------------------
   NewPark Resources, Inc.                           3.42%
   --------------------------------------------------------
   First Consulting Group, Inc.                      2.89%
   --------------------------------------------------------
   Safenet, Inc.                                     2.58%
   --------------------------------------------------------
   Pre-Paid Legal Services, Inc.                     2.40%
   --------------------------------------------------------
   Luminent Mortgage Capital, Inc.                   2.14%
   --------------------------------------------------------
   Neoware, Inc.                                     1.90%
   --------------------------------------------------------
   Capital Lease Funding, Inc.                       1.85%
   --------------------------------------------------------
   Lakeland Industries, Inc.                         1.83%
   --------------------------------------------------------
   Del Monte Foods Co.                               1.70%
   --------------------------------------------------------


   SECTOR BREAKDOWN                        % OF NET ASSETS
   --------------------------------------------------------
   Basic Industries                                  6.1%
   --------------------------------------------------------
   Capital Goods                                     5.1%
   --------------------------------------------------------
   Communications                                    1.7%
   --------------------------------------------------------
   Consumer Durables                                 3.3%
   --------------------------------------------------------
   Consumer Non-Durables                             4.3%
   --------------------------------------------------------
   Consumer Services                                11.9%
   --------------------------------------------------------
   Energy                                            5.6%
   --------------------------------------------------------
   Finance                                          14.7%
   --------------------------------------------------------
   Health Care                                       6.3%
   --------------------------------------------------------
   Technology                                       10.5%
   --------------------------------------------------------
   Transportation                                    7.8%
   --------------------------------------------------------
   Utilities                                         4.3%
   --------------------------------------------------------
   Other                                            18.4%
   --------------------------------------------------------
   TOTAL                                           100.0%
   --------------------------------------------------------


   PORTFOLIO REVIEW
   --------------------------------------------------------
   P/E: Price/Earnings                              16.8x
   --------------------------------------------------------
   P/B: Price/Book                                   1.6x
   --------------------------------------------------------
   Holdings                                            96
   --------------------------------------------------------
   Wtd. Average Mkt. Cap. (mil)                      $780
   --------------------------------------------------------
   ROE: Return on Equity                              7.5
   --------------------------------------------------------
   OROA: Operating Return
     on Operating Assets                             24.8
   --------------------------------------------------------

Portfolio holdings are subject to change at any time.


18  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

ROBECO WPG TUDOR FUND (unaudited) (concluded)



             Comparison of Change in Value of $10,000 Investment in Robeco WPG Tudor Fund Institutional Class vs. Russell Index

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                      WPG Tudor Bond Fund      Russell 2000(R)
                     Institutional Class         Value Index

 Aug-95                 $10,000.00              $10,000.00
 Sep-95                  10,418.40               10,149.00
 Oct-95                  10,043.00                9,744.05
 Nov-95                  10,730.50               10,130.90
 Dec-95                  11,067.90               10,445.00
 Jan-96                  11,171.60               10,513.90
 Feb-96                  11,572.00               10,679.00
 Mar-96                  12,020.60               10,903.20
 Apr-96                  13,125.20               11,200.90
 May-96                  13,602.80               11,484.20
 Jun-96                  13,028.70               11,348.70
 Jul-96                  11,436.90               10,745.00
 Aug-96                  12,401.70               11,211.30
 Sep-96                  13,146.70               11,517.40
 Oct-96                  12,710.30               11,651.00
 Nov-96                  13,209.80               12,277.80
 Dec-96                  13,151.40               12,676.80
 Jan-97                  13,151.40               12,872.10
 Feb-97                  13,151.40               12,994.40
 Mar-97                  11,563.90               12,646.10
 Apr-97                  11,185.40               12,832.00
 May-97                  12,789.80               13,853.40
 Jun-97                  13,281.30               14,554.40
 Jul-97                  13,998.70               15,165.70
 Aug-97                  14,343.30               15,406.80
 Sep-97                  15,524.00               16,431.40
 Oct-97                  14,772.70               15,984.50
 Nov-97                  14,784.00               16,160.30
 Dec-97                  14,612.80               16,708.10
 Jan-98                  14,159.10               16,405.70
 Feb-98                  15,353.50               17,398.20
 Mar-98                  15,740.50               18,104.60
 Apr-98                  15,934.00               18,193.30
 May-98                  14,999.80               17,549.30
 Jun-98                  14,552.80               17,451.00
 Jul-98                  13,124.90               16,084.60
 Aug-98                   9,982.09               13,565.70
 Sep-98                  10,282.40               14,332.20
 Oct-98                  10,462.50               14,757.90
 Nov-98                  11,029.70               15,157.80
 Dec-98                  11,394.10               15,633.80
 Jan-99                  11,567.90               15,278.90
 Feb-99                  10,272.10               14,235.30
 Mar-99                  10,648.50               14,117.20
 Apr-99                  11,821.20               15,406.10
 May-99                  11,966.00               15,879.00
 Jun-99                  12,950.50               16,453.90
 Jul-99                  13,066.30               16,063.90
 Aug-99                  12,704.40               15,476.00
 Sep-99                  13,088.10               15,166.50
 Oct-99                  14,239.00               14,863.10
 Nov-99                  15,781.00               14,940.40
 Dec-99                  18,601.70               15,399.10
 Jan-00                  18,496.20               14,995.60
 Feb-00                  22,888.80               15,911.90
 Mar-00                  20,672.20               15,986.60
 Apr-00                  18,617.90               16,081.00
 May-00                  17,148.30               15,834.90
 Jun-00                  19,827.80               16,297.30
 Jul-00                  18,877.80               16,840.00
 Aug-00                  21,394.80               17,592.80
 Sep-00                  20,566.60               17,492.50
 Oct-00                  19,064.50               17,429.50
 Nov-00                  16,247.10               17,073.90
 Dec-00                  17,634.80               18,907.70
 Jan-01                  18,496.90               19,429.50
 Feb-01                  15,383.80               19,402.30
 Mar-01                  13,745.80               19,091.90
 Apr-01                  15,652.00               19,975.80
 May-01                  16,073.40               20,489.20
 Jun-01                  15,795.70               21,312.90
 Jul-01                  14,684.50               20,835.50
 Aug-01                  14,138.50               20,762.60
 Sep-01                  12,117.40               18,470.40
 Oct-01                  13,142.30               18,952.50
 Nov-01                  14,205.50               20,315.10
 Dec-01                  15,028.60               21,558.40
 Jan-02                  14,159.10               21,845.20
 Feb-02                  12,904.30               21,978.40
 Mar-02                  13,951.60               23,624.60
 Apr-02                  13,842.90               24,456.20
 May-02                  13,062.40               23,646.70
 Jun-02                  12,637.50               23,124.10
 Jul-02                  10,829.30               19,687.80
 Aug-02                  11,273.90               19,601.20
 Sep-02                  10,206.80               18,201.70
 Oct-02                  10,513.10               18,474.70
 Nov-02                  11,886.50               19,949.00
 Dec-02                  11,106.00               19,097.20
 Jan-03                  10,888.60               18,558.60
 Feb-03                  10,493.40               17,935.10
 Mar-03                  10,404.40               18,127.00
 Apr-03                  11,115.80               19,849.00
 May-03                  12,400.30               21,875.60
 Jun-03                  12,884.50               22,245.30
 Jul-03                  13,763.90               23,355.40
 Aug-03                  14,139.40               24,242.90
 Sep-03                  13,922.00               23,964.10
 Oct-03                  14,840.90               25,917.10
 Nov-03                  15,384.30               26,912.40
 Dec-03                  16,145.10               27,886.60
 Jan-04                  16,896.10               28,851.50
 Feb-04                  17,182.60               29,411.20
 Mar-04                  17,419.80               29,817.00
 Apr-04                  16,728.10               28,275.50
 May-04                  16,579.90               28,617.60
 Jun-04                  17,479.00               30,071.40
 Jul-04                  16,520.60               28,688.10
 Aug-04                  16,609.50               28,969.30
 Sep-04                  16,945.50               30,116.50
 Oct-04                  16,985.00               30,583.30
 Nov-04                  18,338.70               33,296.00
 Dec-04                  19,269.70               34,091.80
 Jan-05                  18,720.70               32,772.40
 Feb-05                  19,434.40               33,424.60
 Mar-05                  18,556.00               32,736.00
 Apr-05                  17,491.00               31,046.90
 May-05                  18,018.00               32,940.70
 Jun-05                  18,698.80               34,396.70
 Jul-05                  19,522.30               36,353.90
 Aug-05                  19,127.00               35,517.70
 Sep-05                  19,368.37               35,457.36
 Oct-05                  18,522.75               34,567.38
 Nov-05                  18,852.27               35,970.82
 Dec-05                  18,883.56               35,693.84
 Jan-06                  20,049.06               38,645.72
 Feb-06                  19,850.77               38,641.86
 Mar-06                  20,743.46               40,512.13
 Apr-06                  21,003.79               40,621.51
 May-06                  20,706.17               38,939.78
 Jun-06                  20,495.38               39,418.74
 Jul-06                  20,197.79               38,870.82
 Aug-06                  20,495.30               40,033.05

Past performance is not predictive of future performance.

The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 1, 1995 and reflects Fund expenses. investors should note that the Fund is an actively managed mutual fund while the Russell index is unmanaged, does not incur expenses and is not available for investment.




--------------------------------------------------------------------------------------------------

                        For Period Ended August 31, 2006
                           Average Annual Total Return

                                                   1 YEAR     3 YEAR       5 YEAR     10 YEAR
                                                  --------   ---------    --------   --------
  WPG Tudor Fund -- Institutional Class             7.16%     13.17%        7.71%      5.15%
  Russell 2000(R) Value Index                      12.72%     18.20%       14.03%     13.57%

--------------------------------------------------------------------------------------------------




THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. WEISS, PECK & GREER AGREED TO WAIVE A PORTION OF ITS ADVISORY FEE AND REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM.


                                                       ANNUAL REPORT 2006  |  19

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

ROBECO WPG LARGE CAP GROWTH FUND (unaudited)


Dear Shareholder:

     The Robeco WPG Large Cap Growth Fund returned 6.10% for the one year period ended August 31, 2006 outperforming the Russell 1000(R) Growth Index, which rose 3.68% during the period.

     Stock selection was the primary source of outperformance for the period. At the sector level, stocks in the technology and health sectors provided the strongest positive contributions to performance. Stocks in the industrials and energy sectors made the strongest negative contributions. The individual stocks making the largest positive contributions to performance were Phelps Dodge, Archer Daniels Midland, and Hewlett Packard; the largest negative contributions came from Potash Corp, Toll Brothers Inc. and Kinetic Concepts.*

     The proprietary quantitative stock selection model made a strong positive contribution to performance. The momentum factors made an extremely strong positive contribution to return, while the valuation and share buyback factors made moderate positive contributions to performance.

     The Robeco WPG Large Cap Growth Fund seeks to identify stocks that are quantitatively attractive because of rising price momentum, rising earnings expectations, low relative valuations and high share buybacks. All stocks in the selection universe are scored according to their exposure to each factor. Using a dynamic weighting process, factor scores are combined into a composite score or alpha used to select stocks. A sector-specific model is used for technology stocks. The team selects attractively ranked stocks within economic sectors and applies a rigorous portfolio risk management discipline.


Regards,

Easton Ragsdale and Peter Albanese
WPG Large Cap Growth Portfolio Management Team


* Please refer to the Portfolio of Investments table beginning on p. 37 for specific information.


----------------------------
Investors should note that the Fund is an actively managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment.


   TOP TEN POSITIONS                        % OF NET ASSETS
   --------------------------------------------------------
   Hewlett-Packard Co.                               3.28%
   --------------------------------------------------------
   Microsoft Corp.                                   3.02%
   --------------------------------------------------------
   Gilead Sciences, Inc.                             2.86%
   --------------------------------------------------------
   Amgen, Inc.                                       2.83%
   --------------------------------------------------------
   J.C. Penney Co., Inc.                             2.65%
   --------------------------------------------------------
   Conoco Phillips                                   2.45%
   --------------------------------------------------------
   Limited Brands, Inc.                              2.24%
   --------------------------------------------------------
   United Health Group, Inc.                         2.24%
   --------------------------------------------------------
   American Express Co.                              2.21%
   --------------------------------------------------------
   CBS Corp., Class B                                2.20%
   --------------------------------------------------------


   SECTOR BREAKDOWN                        % OF NET ASSETS
   --------------------------------------------------------
   Basic Industries                                  4.1%
   --------------------------------------------------------
   Capital Goods                                     7.6%
   --------------------------------------------------------
   Communications                                    0.7%
   --------------------------------------------------------
   Consumer Non-Durables                             7.2%
   --------------------------------------------------------
   Consumer Services                                16.3%
   --------------------------------------------------------
   Energy                                            3.8%
   --------------------------------------------------------
   Finance                                          10.5%
   --------------------------------------------------------
   Health Care                                      18.2%
   --------------------------------------------------------
   Technology                                       27.1%
   --------------------------------------------------------
   Transportation                                    2.4%
   --------------------------------------------------------
   Utilities                                         1.4%
   --------------------------------------------------------
   Other                                             0.5%
   --------------------------------------------------------
   Cash & Non-equity                                 0.2%
   --------------------------------------------------------
   TOTAL                                           100.0%
   --------------------------------------------------------


   PORTFOLIO REVIEW
   --------------------------------------------------------
   P/E: Price/Earnings                               17.1x
   --------------------------------------------------------
   P/B: Price/Book                                    3.0x
   --------------------------------------------------------
   Holdings                                             62
   --------------------------------------------------------
   Wtd. Average Mkt. Cap. (mil)                    $53,095
   --------------------------------------------------------
   ROE: Return on Equity                              30.4
   --------------------------------------------------------
   OROA: Operating Return
     on Operating Assets                              42.8
   --------------------------------------------------------

Portfolio holdings are subject to change at any time.


20  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

ROBECO WPG LARGE CAP GROWTH FUND (unaudited) (concluded)


             Comparison of Change in Value of $10,000 Investment in
     Robeco WPG Large Cap Growth Fund Institutional Class vs. Russell Index

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                                WPG
                          Large Cap Growth
                        Fund -- Institutional            Russell 1000(R)
                               Class                     Growth Index
                        ---------------------            -------------
  Aug-95                    $10,000.00                    $10,000.00
  Sep-95                     10,584.24                     10,461.00
  Oct-95                     10,505.28                     10,468.32
  Nov-95                     10,852.69                     10,875.54
  Dec-95                     11,014.56                     10,937.53
  Jan-96                     11,394.02                     11,302.84
  Feb-96                     11,533.70                     11,509.69
  Mar-96                     11,541.49                     11,524.65
  Apr-96                     11,634.94                     11,827.75
  May-96                     12,000.26                     12,240.54
  Jun-96                     12,191.41                     12,257.67
  Jul-96                     11,671.54                     11,539.37
  Aug-96                     11,944.26                     11,837.09
  Sep-96                     12,719.69                     12,698.83
  Oct-96                     12,899.69                     12,775.02
  Nov-96                     13,744.95                     13,734.43
  Dec-96                     13,704.64                     13,465.23
  Jan-97                     14,611.42                     14,409.14
  Feb-97                     14,405.76                     14,311.16
  Mar-97                     13,877.59                     13,536.93
  Apr-97                     14,572.17                     14,435.78
  May-97                     15,529.57                     15,478.04
  Jun-97                     16,627.75                     16,097.17
  Jul-97                     17,916.94                     17,520.15
  Aug-97                     16,848.89                     16,495.23
  Sep-97                     17,879.28                     17,306.79
  Oct-97                     17,699.49                     16,666.44
  Nov-97                     18,290.90                     17,374.76
  Dec-97                     18,674.69                     17,569.36
  Jan-98                     18,871.49                     18,094.68
  Feb-98                     20,137.39                     19,455.40
  Mar-98                     21,281.96                     20,231.67
  Apr-98                     21,733.56                     20,510.87
  May-98                     21,376.58                     19,928.36
  Jun-98                     22,170.46                     21,147.98
  Jul-98                     21,834.30                     21,008.40
  Aug-98                     18,440.70                     17,855.04
  Sep-98                     19,892.04                     19,226.31
  Oct-98                     21,014.38                     20,772.10
  Nov-98                     22,281.01                     22,352.86
  Dec-98                     23,812.80                     24,369.09
  Jan-99                     23,988.59                     25,799.55
  Feb-99                     22,857.71                     24,620.51
  Mar-99                     22,922.18                     25,918.02
  Apr-99                     23,098.05                     25,951.71
  May-99                     22,675.96                     25,154.99
  Jun-99                     23,631.54                     26,915.84
  Jul-99                     23,108.48                     26,059.92
  Aug-99                     23,043.83                     26,484.69
  Sep-99                     22,591.30                     25,928.52
  Oct-99                     24,244.46                     27,886.12
  Nov-99                     24,526.85                     29,391.97
  Dec-99                     26,833.34                     32,448.73
  Jan-00                     25,501.09                     30,926.89
  Feb-00                     25,783.69                     32,439.21
  Mar-00                     28,387.63                     34,761.86
  Apr-00                     27,539.83                     33,107.20
  May-00                     26,530.55                     31,438.59
  Jun-00                     27,943.54                     33,821.64
  Jul-00                     27,324.52                     32,411.28
  Aug-00                     29,807.34                     35,344.50
  Sep-00                     28,333.80                     32,000.91
  Oct-00                     27,586.93                     30,487.26
  Nov-00                     25,144.48                     25,993.44
  Dec-00                     26,381.68                     25,172.05
  Jan-01                     26,240.35                     26,911.44
  Feb-01                     23,248.85                     22,341.88
  Mar-01                     21,419.41                     19,911.08
  Apr-01                     23,044.71                     22,429.83
  May-01                     23,107.52                     22,100.11
  Jun-01                     22,597.16                     21,587.39
  Jul-01                     21,929.77                     21,047.70
  Aug-01                     20,037.51                     19,326.00
  Sep-01                     18,310.14                     17,397.27
  Oct-01                     19,354.42                     18,310.62
  Nov-01                     20,924.75                     20,070.28
  Dec-01                     20,987.62                     20,032.14
  Jan-02                     20,908.30                     19,677.57
  Feb-02                     20,313.42                     18,860.95
  Mar-02                     21,265.24                     19,513.54
  Apr-02                     19,996.14                     17,921.24
  May-02                     19,337.80                     17,487.54
  Jun-02                     17,497.62                     15,869.95
  Jul-02                     16,339.57                     14,997.10
  Aug-02                     16,014.36                     15,042.09
  Sep-02                     14,309.02                     13,482.23
  Oct-02                     15,649.50                     14,718.55
  Nov-02                     17,037.57                     15,517.76
  Dec-02                     15,197.39                     14,445.48
  Jan-03                     15,070.48                     14,094.46
  Feb-03                     15,062.55                     14,029.63
  Mar-03                     15,244.98                     14,290.58
  Apr-03                     16,664.77                     15,346.65
  May-03                     17,394.50                     16,112.45
  Jun-03                     17,235.87                     16,334.80
  Jul-03                     17,894.21                     16,741.54
  Aug-03                     18,663.60                     17,158.40
  Sep-03                     18,092.50                     16,974.81
  Oct-03                     19,195.03                     17,928.79
  Nov-03                     19,448.85                     18,117.04
  Dec-03                     20,043.73                     18,743.89
  Jan-04                     20,305.48                     19,126.27
  Feb-04                     20,519.64                     19,248.67
  Mar-04                     20,218.23                     18,890.65
  Apr-04                     19,615.42                     18,671.52
  May-04                     20,012.01                     19,018.81
  Jun-04                     20,234.10                     19,256.54
  Jul-04                     18,965.01                     18,168.55
  Aug-04                     18,703.26                     18,079.52
  Sep-04                     18,980.87                     18,251.28
  Oct-04                     19,195.03                     18,536.00
  Nov-04                     20,186.51                     19,173.64
  Dec-04                     20,809.38                     19,925.24
  Jan-05                     20,241.85                     19,261.73
  Feb-05                     20,458.05                     19,465.91
  Mar-05                     19,881.52                     19,111.63
  Apr-05                     19,341.01                     18,748.51
  May-05                     20,223.84                     19,655.93
  Jun-05                     20,232.84                     19,583.21
  Jul-05                     21,277.82                     20,540.83
  Aug-05                     21,043.60                     20,275.85
  Sep-05                     21,196.60                     20,369.12
  Oct-05                     20,674.09                     20,171.54
  Nov-05                     21,782.22                     21,040.93
  Dec-05                     21,826.00                     20,975.70
  Jan-06                     22,588.17                     21,344.88
  Feb-06                     22,407.46                     21,310.72
  Mar-06                     22,648.12                     21,626.12
  Apr-06                     22,788.31                     21,595.85
  May-06                     22,036.53                     20,863.75
  Jun-06                     22,006.56                     20,782.38
  Jul-06                     21,806.08                     20,385.44
  Aug-06                     22,327.46                     21,021.46

Past performance is not predictive of future performance.

The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 1, 1995 and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the Russell index is unmanaged, does not incur expenses and is not available for investment.


-----------------------------------------------------------------------------------------------------

                        For Period Ended August 31, 2006
                           Average Annual Total Return

                                                      1 YEAR     3 YEAR       5 YEAR     10 YEAR
                                                     --------   ---------    --------   --------
  WPG Large Cap Growth Fund -- Institutional Class     6.10%      6.16%        2.19%      6.46%
  Russell 1000(R) Growth Index                         3.68%      7.00%        1.69%      5.91%

-----------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. WEISS, PECK & GREER WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM.


                                                       ANNUAL REPORT 2006  |  21

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

ROBECO WPG CORE BOND FUND (unaudited)


Dear Shareholder:

     The Robeco WPG Core Bond Fund returned 1.11% trailing the Lehman Brothers Aggregate Index by 2.52% for the year ending August 31, 2006.

     The investment process for the Core Bond Fund was driven by a team of professionals who collaboratively made decisions with respect to three primary components. These were the portfolio's exposure to the yield curve, how the portfolio was allocated among fixed income classes, and what specific securities were selected for investment. The Fund sought high current income and capital preservation through investments in debt securities including: notes, bills, bonds, commercial paper, mortgage-backed securities, convertibles, and money market instruments. These securities may be issued by the U.S. Government, its agencies or instrumentalities or by corporate issuers.

     Over the last year, the fixed income markets have experienced a continuation of the Federal Reserve's tightening campaign. The Federal Reserve raised rates by 25 basis points at every meeting since June 2004, finally pausing at this year's August meeting. Inflation remained uncomfortably above the perceived comfort zone of the FOMC which argued for further tightening.


Regards,

Daniel Vandivort and Sid Bakst
Robeco WPG Core Bond Fund Portfolio Managers


   TOP TEN POSITIONS                        % OF NET ASSETS
   --------------------------------------------------------
   FNMA 30YR 5.5% September TBA 09/15/36             6.19%
   --------------------------------------------------------
   FNMA 30YR 5.0% September TBA 09/15/36             5.84%
   --------------------------------------------------------
   US Treasury Note 3.5% 11/15/09                    4.99%
   --------------------------------------------------------
   US Treasury Note 4.5% 02/15/09                    4.77%
   --------------------------------------------------------
   FNMA 5.2% 09/13/06                                4.73%
   --------------------------------------------------------
   FNMA 15YR 5.0% September TBA 09/15/21             4.64%
   --------------------------------------------------------
   FNMA 30YR 6.0% September TBA 09/15/36             3.43%
   --------------------------------------------------------
   US Treasury Inflation Index 2.5% 07/15/16         2.51%
   --------------------------------------------------------
   US Treasury Inflation Index 2.0% 01/15/16         2.40%
   --------------------------------------------------------
   FNMA 5.18% 09/13/06                               4.02%
   --------------------------------------------------------


   SECTOR BREAKDOWN                        % OF NET ASSETS
   --------------------------------------------------------
   U.S. Treasury                                     28.6%
   --------------------------------------------------------
   U.S. Agency Obligations                            2.1%
   --------------------------------------------------------
   Corporate                                         23.1%
   --------------------------------------------------------
   Mortgage-Backed Securities                        31.3%
   --------------------------------------------------------
   Asset-Backed Securities                           14.9%
   --------------------------------------------------------
   TOTAL                                            100.0%
   --------------------------------------------------------

Portfolio holdings are subject to change at any time.

22  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

ROBECO WPG CORE BOND FUND (unaudited) (continued)

             Comparison of Change in Value of $10,000 Investment in
                  Robeco WPG Core Bond Fund Institutional Class
                      vs. Lehman Brothers Aggregate Index

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                          WPG Core Bond                 Lehman Brothers
                   Fund -- Institutional Class          Aggregate Index
                   ---------------------------          ---------------
  Aug-95                    $10,000.00                    $10,000.00
  Sep-95                     10,074.58                     10,097.29
  Oct-95                     10,166.82                     10,228.61
  Nov-95                     10,273.11                     10,381.88
  Dec-95                     10,378.48                     10,527.58
  Jan-96                     10,451.02                     10,597.49
  Feb-96                     10,343.90                     10,437.73
  Mar-96                     10,303.71                     10,365.17
  Apr-96                     10,284.29                     10,306.88
  May-96                     10,275.15                     10,285.95
  Jun-96                     10,381.46                     10,424.08
  Jul-96                     10,410.11                     10,452.60
  Aug-96                     10,396.40                     10,435.08
  Sep-96                     10,535.79                     10,616.93
  Oct-96                     10,689.90                     10,852.11
  Nov-96                     10,834.08                     11,037.99
  Dec-96                     10,778.03                     10,935.36
  Jan-97                     10,827.05                     10,968.84
  Feb-97                     10,841.53                     10,996.12
  Mar-97                     10,759.05                     10,874.28
  Apr-97                     10,882.30                     11,037.05
  May-97                     10,972.68                     11,141.39
  Jun-97                     11,058.66                     11,273.62
  Jul-97                     11,280.25                     11,577.64
  Aug-97                     11,225.41                     11,478.88
  Sep-97                     11,347.02                     11,648.17
  Oct-97                     11,463.02                     11,817.15
  Nov-97                     11,484.73                     11,871.57
  Dec-97                     11,572.55                     11,991.09
  Jan-98                     11,729.12                     12,144.58
  Feb-98                     11,756.82                     12,134.86
  Mar-98                     11,812.90                     12,176.12
  Apr-98                     11,881.24                     12,239.44
  May-98                     12,003.46                     12,355.71
  Jun-98                     12,098.14                     12,460.74
  Jul-98                     12,117.57                     12,486.90
  Aug-98                     12,304.17                     12,690.44
  Sep-98                     12,527.49                     12,987.60
  Oct-98                     12,420.04                     12,919.08
  Nov-98                     12,583.30                     12,992.24
  Dec-98                     12,643.92                     13,031.31
  Jan-99                     12,743.76                     13,124.31
  Feb-99                     12,510.89                     12,895.20
  Mar-99                     12,640.25                     12,966.66
  Apr-99                     12,704.74                     13,007.74
  May-99                     12,565.27                     12,893.81
  Jun-99                     12,502.83                     12,852.73
  Jul-99                     12,446.35                     12,798.01
  Aug-99                     12,425.27                     12,791.50
  Sep-99                     12,594.33                     12,940.00
  Oct-99                     12,633.43                     12,987.74
  Nov-99                     12,657.28                     12,986.81
  Dec-99                     12,629.16                     12,924.19
  Jan-00                     12,546.01                     12,881.87
  Feb-00                     12,707.58                     13,037.67
  Mar-00                     12,859.73                     13,209.43
  Apr-00                     12,730.70                     13,171.61
  May-00                     12,689.58                     13,165.56
  Jun-00                     13,018.70                     13,439.47
  Jul-00                     13,136.66                     13,561.46
  Aug-00                     13,311.23                     13,758.02
  Sep-00                     13,440.60                     13,844.52
  Oct-00                     13,500.90                     13,936.13
  Nov-00                     13,677.00                     14,164.00
  Dec-00                     13,975.10                     14,426.74
  Jan-01                     14,239.22                     14,662.67
  Feb-01                     14,365.10                     14,790.40
  Mar-01                     14,449.75                     14,864.65
  Apr-01                     14,409.67                     14,802.96
  May-01                     14,546.57                     14,892.25
  Jun-01                     14,579.15                     14,948.51
  Jul-01                     14,916.19                     15,282.72
  Aug-01                     15,067.44                     15,457.72
  Sep-01                     15,264.96                     15,637.85
  Oct-01                     15,569.79                     15,965.09
  Nov-01                     15,406.36                     15,744.96
  Dec-01                     15,322.22                     15,644.98
  Jan-02                     15,437.86                     15,771.62
  Feb-02                     15,582.75                     15,924.47
  Mar-02                     15,276.76                     15,659.55
  Apr-02                     15,568.91                     15,963.22
  May-02                     15,735.31                     16,098.86
  Jun-02                     15,869.44                     16,238.06
  Jul-02                     16,116.52                     16,433.99
  Aug-02                     16,394.69                     16,711.46
  Sep-02                     16,625.34                     16,982.12
  Oct-02                     16,582.13                     16,904.77
  Nov-02                     16,614.76                     16,900.27
  Dec-02                     16,987.77                     17,249.37
  Jan-03                     17,035.38                     17,264.10
  Feb-03                     17,304.77                     17,502.98
  Mar-03                     17,286.80                     17,489.48
  Apr-03                     17,479.59                     17,633.81
  May-03                     17,802.78                     17,962.59
  Jun-03                     17,776.63                     17,926.93
  Jul-03                     17,186.54                     17,324.25
  Aug-03                     17,306.57                     17,439.26
  Sep-03                     17,758.95                     17,900.90
  Oct-03                     17,598.55                     17,733.96
  Nov-03                     17,636.45                     17,776.43
  Dec-03                     17,844.24                     17,957.32
  Jan-04                     17,985.34                     18,101.79
  Feb-04                     18,191.54                     18,297.72
  Mar-04                     18,330.13                     18,434.75
  Apr-04                     17,845.72                     17,955.14
  May-04                     17,746.53                     17,883.21
  Jun-04                     17,845.03                     17,984.28
  Jul-04                     18,009.75                     18,162.54
  Aug-04                     18,379.79                     18,508.99
  Sep-04                     18,429.10                     18,559.21
  Oct-04                     18,581.69                     18,714.85
  Nov-04                     18,456.21                     18,565.58
  Dec-04                     18,625.13                     18,736.40
  Jan-05                     18,744.61                     18,854.06
  Feb-05                     18,670.81                     18,742.77
  Mar-05                     18,554.08                     18,646.51
  Apr-05                     18,786.75                     18,898.87
  May-05                     18,952.32                     19,103.33
  Jun-05                     19,044.10                     19,207.50
  Jul-05                     18,883.19                     19,032.66
  Aug-05                     19,117.68                     19,276.66
  Sep-05                     18,929.75                     19,078.09
  Oct-05                     18,778.32                     18,927.10
  Nov-05                     18,858.12                     19,010.82
  Dec-05                     19,028.98                     19,191.57
  Jan-06                     19,037.73                     19,192.65
  Feb-06                     19,096.56                     19,256.37
  Mar-06                     18,897.95                     19,067.41
  Apr-06                     18,836.35                     19,047.06
  May-06                     18,809.41                     19,087.44
  Jun-06                     18,827.09                     19,345.54
  Jul-06                     19,085.21                     19,641.68
  Aug-06                     19,346.30                     19,977.32

Past performance is not predictive of future performance.

The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 1, 1995 and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the Lehman Brothers Aggregate Index is unmanaged, does not incur expenses and is not available for investment.


-----------------------------------------------------------------------------------------------------

                        For Period Ended August 31, 2006
                           Average Annual Total Return

                                                      1 YEAR     3 YEAR       5 YEAR     10 YEAR
                                                     --------   ---------    --------   --------
  WPG Core Bond Fund -- Institutional Class            1.11%      3.75%        5.11%      6.40%
  Lehman Brothers Aggregate Index                      3.63%      4.63%        5.26%      6.71%

-----------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. WEISS, PECK & GREER WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM.


                                                       ANNUAL REPORT 2006  |  23

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

ROBECO WPG CORE BOND FUND (unaudited) (continued)


             Comparison of Change in Value of $10,000 Investment in
  Robeco WPG Core Bond Fund Investor Class vs. Lehman Brothers Aggregate Index

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                        WPG Core Bond                  Lehman Brothers
                    Fund -- Investor Class             Aggregate Index
                    ----------------------             ---------------
 1-17-06                   $10,000                         $10,000
  Jan-06                     9,937                           9,940
  Feb-06                     9,966                           9,973
  Mar-06                     9,860                           9,875
  Apr-06                     9,829                           9,864
  May-06                     9,810                           9,885
  Jun-06                     9,818                          10,019
  Jul-06                     9,950                          10,172
  Aug-06                    10,084                          10,346

Past performance is not predictive of future performance.

The chart assumes a hypothetical $10,000 initial investment in the Fund made on January 17, 2006 and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the Lehman Brothers Aggregate Index is unmanaged, does not incur expenses and is not available for investment.


--------------------------------------------------------------------------------

                        For Period Ended August 31, 2006
                           Average Annual Total Return

                                                                      SINCE
                                                                   INCEPTION(1)
                                                                   ------------
  WPG Core Bond Fund -- Investor Class                                 0.84%
  Lehman Brothers Aggregate Index                                      1.54%

--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. WEISS, PECK & GREER WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM.

(1) For the period January 17, 2006 (commencement of operations) through August 31, 2006.


24  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

ROBECO WPG CORE BOND FUND (unaudited) (concluded)


             Comparison of Change in Value of $10,000 Investment in
 Robeco WPG Core Bond Fund Retirement Class vs. Lehman Brothers Aggregate Index


[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]


                        WPG Core Bond                 Lehman Brothers
                   Fund -- Retirement Class           Aggregate Index
                   -----------------------           ------------------
  Aug-05                 $10,000.00                      $10,000.00
  Sep-05                   9,882.00                        9,896.99
  Oct-05                   9,794.05                        9,818.67
  Nov-05                   9,835.19                        9,862.09
  Dec-05                   9,923.11                        9,955.86
  Jan-06                   9,927.58                        9,956.42
  Feb-06                   9,957.76                        9,989.47
  Mar-06                   9,853.70                        9,891.45
  Apr-06                   9,823.35                        9,880.89
  May-06                   9,806.26                        9,901.84
  Jun-06                   9,814.98                       10,035.73
  Jul-06                   9,948.76                       10,189.36
  Aug-06                  10,084.07                       10,363.48

Past performance is not predictive of future performance.

The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 1, 2005 and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the Lehman Brothers Aggregate Index is unmanaged, does not incur expenses and is not available for investment.


--------------------------------------------------------------------------------

                        For Period Ended August 31, 2006
                           Average Annual Total Return

                                                                      SINCE
                                                        1 YEAR     INCEPTION(1)
                                                        ------     ------------
  WPG Core Bond Fund -- Retirement Class                 0.84%        0.84%
  Lehman Brothers Aggregate Index                        3.63%        3.63%

--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. WEISS, PECK & GREER WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM.

(1) For the period September 1, 2005 (commencement of operations) through August 31, 2006.


                                                       ANNUAL REPORT 2006  |  25

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

FUND EXPENSE EXAMPLES (unaudited)


As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, redemption fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six month period from March 1, 2006 through August 31, 2006, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                     BP SMALL CAP VALUE FUND II -- INSTITUTIONAL CLASS
                                                                 -------------------------------------------------------
                                                                 BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID
                                                                       VALUE               VALUE              DURING
                                                                   MARCH 1, 2006       AUGUST 31, 2006        PERIOD*
                                                                 -----------------     ---------------     -------------
Actual ...................................................           $1,000.00            $  987.90           $7.62
Hypothetical (5% return before expenses) .................            1,000.00             1,017.45            7.76


                                                                       BP SMALL CAP VALUE FUND II -- INVESTOR CLASS
                                                                 -------------------------------------------------------
                                                                 BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID
                                                                       VALUE               VALUE              DURING
                                                                   MARCH 1, 2006       AUGUST 31, 2006        PERIOD*
                                                                 -----------------     ---------------     -------------
Actual ...................................................           $1,000.00            $  986.80           $8.86
Hypothetical (5% return before expenses) .................            1,000.00             1,106.17            9.04
------------------------------------------------------------------------------------------------------------------------


                                                                     BP LONG/SHORT EQUITY FUND -- INSTITUTIONAL CLASS
                                                                 -------------------------------------------------------
                                                                 BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID
                                                                       VALUE               VALUE              DURING
                                                                   MARCH 1, 2006       AUGUST 31, 2006        PERIOD*
                                                                 -----------------     ---------------     -------------
Actual ...................................................           $1,000.00            $1,137.90          $17.46
Hypothetical (5% return before expenses) .................            1,000.00             1,008.67           16.54

26  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

FUND EXPENSE EXAMPLES (unaudited)(continued)


                                                                         BP LONG/SHORT EQUITY FUND -- INVESTOR CLASS
                                                                 -------------------------------------------------------
                                                                 BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID
                                                                       VALUE               VALUE              DURING
                                                                   MARCH 1, 2006       AUGUST 31, 2006        PERIOD*
                                                                 -----------------     ---------------     -------------
Actual ...................................................           $1,000.00            $1,136.90          $18.74
Hypothetical (5% return before expenses) .................            1,000.00             1,007.44           17.76
------------------------------------------------------------------------------------------------------------------------


                                                                        BP LARGE CAP VALUE FUND -- INSTITUTIONAL CLASS
                                                                 -------------------------------------------------------
                                                                 BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID
                                                                       VALUE               VALUE              DURING
                                                                   MARCH 1, 2006       AUGUST 31, 2006        PERIOD*
                                                                 -----------------     ---------------     -------------
Actual ...................................................           $1,000.00            $1,043.80           $4.43
Hypothetical (5% return before expenses) .................            1,000.00             1,020.82            4.39


                                                                           BP LARGE CAP VALUE FUND -- INVESTOR CLASS
                                                                 -------------------------------------------------------
                                                                 BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID
                                                                       VALUE               VALUE              DURING
                                                                   MARCH 1, 2006       AUGUST 31, 2006        PERIOD*
                                                                 -----------------     ---------------     -------------
Actual ...................................................           $1,000.00            $1,042.40           $5.71
Hypothetical (5% return before expenses) .................            1,000.00             1,019.54            5.67
------------------------------------------------------------------------------------------------------------------------


                                                                        BP MID CAP VALUE FUND -- INSTITUTIONAL CLASS
                                                                 -------------------------------------------------------
                                                                 BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID
                                                                       VALUE               VALUE              DURING
                                                                   MARCH 1, 2006       AUGUST 31, 2006        PERIOD*
                                                                 -----------------     ---------------     -------------
Actual ...................................................           $1,000.00            $1,012.40           $5.07
Hypothetical (5% return before expenses) .................            1,000.00             1,020.10            5.10


                                                                         BP MID CAP VALUE FUND -- INVESTOR CLASS
                                                                 -------------------------------------------------------
                                                                 BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID
                                                                       VALUE               VALUE              DURING
                                                                   MARCH 1, 2006       AUGUST 31, 2006        PERIOD*
                                                                 -----------------     ---------------     -------------
Actual ...................................................           $1,000.00            $1,011.90           $6.34
Hypothetical (5% return before expenses) .................            1,000.00             1,018.82            6.38
------------------------------------------------------------------------------------------------------------------------


                                                                       BP ALL-CAP VALUE FUND -- INSTITUTIONAL CLASS
                                                                 -------------------------------------------------------
                                                                 BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID
                                                                       VALUE               VALUE              DURING
                                                                   MARCH 1, 2006       AUGUST 31, 2006        PERIOD*
                                                                 -----------------     ---------------     -------------
Actual ...................................................           $1,000.00            $1,028.20           $5.57
Hypothetical (5% return before expenses) .................            1,000.00             1,019.64            5.56


                                                                         BP ALL-CAP VALUE FUND -- INVESTOR CLASS
                                                                 -------------------------------------------------------
                                                                 BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID
                                                                       VALUE               VALUE              DURING
                                                                   MARCH 1, 2006       AUGUST 31, 2006        PERIOD*
                                                                 -----------------     ---------------     -------------
Actual ...................................................           $1,000.00            $1,026.90           $6.85
Hypothetical (5% return before expenses) .................            1,000.00             1,018.37            6.84
------------------------------------------------------------------------------------------------------------------------

                                                       ANNUAL REPORT 2006  |  27

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

FUND EXPENSE EXAMPLES (unaudited) (concluded)


                                                                           WPG TUDOR FUND -- INSTITUTIONAL CLASS
                                                                 -------------------------------------------------------
                                                                 BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID
                                                                       VALUE               VALUE              DURING
                                                                   MARCH 1, 2006       AUGUST 31, 2006        PERIOD*
                                                                 -----------------     ---------------     -------------
Actual ...................................................           $1,000.00            $1,032.50           $7.33
Hypothetical (5% return before expenses) .................            1,000.00             1,017.91            7.30
------------------------------------------------------------------------------------------------------------------------


                                                                     WPG LARGE CAP GROWTH FUND -- INSTITUTIONAL CLASS
                                                                 -------------------------------------------------------
                                                                 BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID
                                                                       VALUE               VALUE              DURING
                                                                   MARCH 1, 2006       AUGUST 31, 2006        PERIOD*
                                                                 -----------------     ---------------     -------------
Actual ...................................................           $1,000.00            $  996.40           $7.04
Hypothetical (5% return before expenses) .................            1,000.00             1,018.06            7.15
------------------------------------------------------------------------------------------------------------------------


                                                                        WPG CORE BOND FUND -- INSTITUTIONAL CLASS
                                                                 -------------------------------------------------------
                                                                 BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID
                                                                       VALUE               VALUE              DURING
                                                                   MARCH 1, 2006       AUGUST 31, 2006        PERIOD*
                                                                 -----------------     ---------------     -------------
Actual ...................................................           $1,000.00            $1,013.10           $2.18
Hypothetical (5% return before expenses) .................            1,000.00             1,023.01            2.19


                                                                           WPG CORE BOND FUND -- INVESTOR CLASS
                                                                 -------------------------------------------------------
                                                                 BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID
                                                                       VALUE               VALUE              DURING
                                                                   MARCH 1, 2006       AUGUST 31, 2006        PERIOD*
                                                                 -----------------     ---------------     -------------
Actual ...................................................           $1,000.00            $1,011.90           $3.35
Hypothetical (5% return before expenses) .................            1,000.00             1,021.84            3.37


                                                                          WPG CORE BOND FUND -- RETIREMENT CLASS
                                                                 -------------------------------------------------------
                                                                 BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID
                                                                       VALUE               VALUE              DURING
                                                                   MARCH 1, 2006       AUGUST 31, 2006        PERIOD*
                                                                 -----------------     ---------------     -------------
Actual ...................................................           $1,000.00            $1,012.70           $2.54
Hypothetical (5% return before expenses) .................            1,000.00             1,022.65            2.55
------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios in the table below, which include waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days
    (184) in the most recent fiscal half-year, then divided by 365 to reflect the one-year half period.


                                                                 INSTITUTIONAL         INVESTOR           RETIREMENT
                                                                 -------------         --------           ----------
   Robeco Boston Partners Small Cap Value Fund II ........           1.52%               1.77%                N/A
   Robeco Boston Partners Long/Short Equity Fund .........           3.24%(1)            3.48%(1)             N/A
   Robeco Boston Partners Large Cap Value Fund ...........           0.86%               1.11%                N/A
   Robeco Boston Partners Mid Cap Value Fund .............           1.00%               1.25%                N/A
   Robeco Boston Partners All-Cap Value Fund .............           1.09%               1.34%                N/A
   Robeco WPG Tudor Fund .................................           1.43%                N/A                 N/A
   Robeco WPG Large Cap Growth Fund ......................           1.40%                N/A                 N/A
   Robeco WPG Core Bond Fund .............................           0.43%               0.66%               0.50%

(1) These amounts include dividends on securities which the Fund has sold short ("short-sale dividends"). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared -- thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund's total expense ratio, although no cash is received or paid by the Fund. The amount of short-sale dividends was 0.11% of average net assets for the most recent fiscal half-year.


28  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                              AUGUST 31, 2006 (unaudited)

--------------------------------------------------------------------------------

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
                                                PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                    % of
Security Type/Industry Classification               Assets        Value
-------------------------------------               ------    ------------
COMMON STOCK
   Insurance - Other ...........................     12.4%    $ 42,576,623
   Services - Business .........................      6.0       20,764,356
   Apparel .....................................      5.9       20,292,405
   Real Estate Investment Trust (REIT) .........      5.1       17,544,938
   Health Care - Services ......................      5.0       17,143,170
   Manufacturing ...............................      4.4       15,325,602
   Publishing & Information Services ...........      3.3       11,434,927
   Computer Equipment & Services ...............      3.2       10,937,228
   Electronics .................................      3.2       10,920,571
   Office Equipment & Supplies .................      3.0       10,183,551
   Financial Services ..........................      2.8        9,556,266
   Consumer Non-Cyclical .......................      2.7        9,481,718
   Foods .......................................      2.4        8,344,482
   Building & Construction .....................      2.4        8,132,024
   Consulting Services .........................      2.3        7,992,243
   Oil & Gas - Exploration .....................      2.0        6,980,991
   Medical Equipment and Supplies ..............      1.8        6,208,555
   Business & Public Services ..................      1.7        6,039,981
   Semiconductor Equipment & Products ..........      1.7        5,853,466
   Chemicals - Specialty .......................      1.6        5,677,777
   Consumer Products ...........................      1.5        5,240,647
   Aerospace & Defense .........................      1.5        5,198,896
   Building Materials ..........................      1.5        5,140,862
   Oil Services ................................      1.5        5,100,439
   Motor Homes .................................      1.3        4,552,598
   Containers ..................................      1.3        4,407,300
   Real Estate .................................      1.2        4,192,356
   Automotive & Trucks .........................      1.0        3,635,693
   Paper Forest Products & Packaging ...........      1.0        3,376,058


                                                    % of
Security Type/Industry Classification               Assets        Value
-------------------------------------               ------    ------------
   Internet Services ...........................      1.0%    $  3,371,203
   Commercial Services .........................      0.9        2,995,148
   Building Products-Air & Heating .............      0.8        2,907,190
   Industrial Equipment & Supplies .............      0.8        2,663,640
   Leisure & Lodging ...........................      0.7        2,500,385
   Machinery ...................................      0.6        2,026,678
   Computer Software ...........................      0.6        1,960,490
   Utilities - Electric ........................      0.6        1,927,825
   Insurance - Life ............................      0.5        1,715,340
   Savings & Loans .............................      0.5        1,622,208
   Environmental Services ......................      0.4        1,566,874
   Tobacco .....................................      0.4        1,548,273
   Health Care - Supplies ......................      0.4        1,518,483
   Media & Entertainment .......................      0.4        1,314,790
   Trucking ....................................      0.4        1,229,531
   Iron & Steel ................................      0.3        1,059,000
   Banks - Regional ............................      0.3        1,025,178
   Transport - Services ........................      0.3          980,440
   Marketing ...................................      0.3          976,848
   Retail - Hard Goods .........................      0.3          968,283
   Railroad & Bulk Shipping ....................      0.3          907,041
   Media .......................................      0.2          837,516
   Retail ......................................      0.2          622,969

SHORT-TERM INVESTMENTS .........................      3.2       10,984,178

INVESTMENT COMPANY .............................      1.5        5,207,935

LIABILITIES IN EXCESS OFOTHER ASSETS ...........     (0.6)      (2,157,753)
                                                    -----     ------------
NET ASSETS .....................................    100.0%    $344,515,416
                                                    =====     ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANNUAL REPORT 2006  |  29

ROBECO INVESTMENT FUNDS                              AUGUST 31, 2006 (unaudited)

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
                                                PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                    % of
Security Type/Industry Classification               Assets        Value
-------------------------------------               ------    ------------

DOMESTIC COMMON STOCK
   Insurance - Other ...........................     17.8%    $ 19,772,867
   Consumer Products ...........................      4.2        4,718,856
   Health Care - Drugs .........................      4.0        4,447,486
   Health Care - Supplies ......................      4.0        4,392,532
   Computer Software ...........................      3.7        4,103,754
   Consulting Services .........................      3.6        4,018,368
   Building & Construction .....................      3.4        3,802,052
   Computer Equipment & Services ...............      3.4        3,801,822
   Health & Personal Care ......................      3.3        3,640,617
   Financial Services ..........................      3.2        3,567,493
   Health Care - Services ......................      2.9        3,191,289
   Internet Services ...........................      2.8        3,054,122
   Retail ......................................      2.6        2,917,634
   Commercial Services .........................      2.3        2,563,431
   Electronic Components & Instruments .........      2.3        2,528,411
   Manufacturing ...............................      2.1        2,325,124
   Tobacco .....................................      2.0        2,226,389
   Foods .......................................      2.0        2,194,481
   Printing Services ...........................      1.9        2,163,301
   Semiconductor Equipment & Products ..........      1.7        1,868,828
   Retail - Hard Goods .........................      1.6        1,768,251
   Telecommunications Equipment ................      1.6        1,749,035
   Machinery ...................................      1.5        1,701,114
   Office Equipment & Supplies .................      1.5        1,670,895
   Restaurants .................................      1.5        1,640,630
   Aerospace & Defense .........................      1.4        1,572,657
   Electronic Equipment ........................      1.4        1,523,214
   Oil Services ................................      1.4        1,509,589
   Services - Consumer .........................      1.3        1,435,744
   Vitamins & Nutrition Products ...............      1.2        1,349,271


                                                    % of
Security Type/Industry Classification               Assets        Value
-------------------------------------               ------    ------------
   Telephone - Integrated ......................      1.2%    $  1,298,732
   Media & Entertainment .......................      1.1        1,174,600
   Paper Forest Products & Packaging ...........      1.0        1,161,284
   Medical Equipment  & Supplies ...............      1.0        1,155,196
   Internet Software ...........................      1.0        1,107,502
   Real Estate .................................      0.9        1,036,246
   Oil & Gas - Exploration .....................      0.9          976,926
   Recreational Products - Toys ................      0.8          937,860
   Leisure & Lodging ...........................      0.8          885,880
   Transport - Services ........................      0.8          862,145
   Agriculture .................................      0.8          844,341
   Telecommunication Services ..................      0.7          741,819
   Automotive Parts & Equipment ................      0.6          671,201
   Automotive & Trucks .........................      0.5          544,920
   Metals & Steel ..............................      0.5          544,326
   Wireless Equipment ..........................      0.4          447,300
   Apparel .....................................      0.4          443,398
   Home Products ...............................      0.3          325,910
   Environmental Control .......................      0.2          269,487
   Energy Equipment & Services .................      0.2          269,257

SHORT-TERM INVESTMENTS .........................      5.3        5,834,871

CORPORATE BONDS ................................      0.1          108,560

CONVERTIBLE BONDS ..............................      0.1           75,000

WARRANTS .......................................       --           33,915

SECURITIES SOLD SHORT ..........................    (33.6)     (37,278,962)

OTHER ASSETS IN EXCESS OF LIABILITIES ..........     26.4       29,328,507
                                                    -----     ------------
NET ASSETS .....................................    100.0%    $111,019,478
                                                    =====     ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

30  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                              AUGUST 31, 2006 (unaudited)

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND     PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                    % of
Security Type/Industry Classification               Assets        Value
-------------------------------------               ------     -----------
COMMON STOCK
   Insurance - Other ...........................     17.9%     $10,243,812
   Financial Services ..........................     12.2        6,950,531
   Oil & Gas - Integrated Majors ...............     11.3        6,465,344
   Media & Entertainment .......................      5.5        3,149,885
   Manufacturing ...............................      4.2        2,376,795
   Computer Equipment & Services ...............      4.1        2,312,653
   Health Care - Drugs .........................      3.5        1,994,848
   Computer Software ...........................      3.3        1,904,497
   Aerospace & Defense .........................      3.2        1,795,951
   Oil & Gas - Exploration .....................      2.5        1,451,302
   Telecommunication Services ..................      2.4        1,354,002
   Retail - Hard Goods .........................      2.3        1,324,940
   Health & Personal Care ......................      2.2        1,258,025
   Semiconductor Equipment & Products ..........      2.2        1,255,673
   Electronics .................................      2.0        1,155,960
   Tobacco .....................................      2.0        1,143,693
   Telecommunications ..........................      1.9        1,085,476
   Apparel .....................................      1.9        1,083,636
   Banks - Major ...............................      1.8        1,033,965
   Consulting Services .........................      1.5          845,310


                                                    % of
Security Type/Industry Classification               Assets        Value
-------------------------------------               ------     -----------
   Health Care - Services ......................      1.3%     $   741,673
   Publishing & Information Services ...........      1.1          648,400
   Telecommunications Equipment ................      1.0          558,782
   Savings & Loans .............................      0.9          517,176
   Foods .......................................      0.8          452,581
   Metals & Mining .............................      0.8          432,326
   Banks - Regional ............................      0.8          426,368
   Chemicals - Commodity .......................      0.7          424,512
   Gas Utilities ...............................      0.6          366,576
   Energy ......................................      0.5          295,593
   Consumer Products ...........................      0.5          275,880
   Business & Public Services ..................      0.5          260,084
   Medical Equipment and Supplies ..............      0.4          233,840
   Leisure & Lodging ...........................       --           24,200

SHORT-TERM INVESTMENTS .........................      2.1        1,198,991

OTHER ASSETS IN EXCESS OF LIABILITIES ..........      0.1           64,879
                                                    -----      -----------
NET ASSETS .....................................    100.0%     $57,108,159
                                                    =====      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANNUAL REPORT 2006  |  31

ROBECO INVESTMENT FUNDS                              AUGUST 31, 2006 (unaudited)

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND       PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                    % of
Security Type/Industry Classification               Assets        Value
-------------------------------------               ------     -----------
COMMON STOCK
   Insurance - Other ...........................     15.9%     $ 5,233,142
   Financial Services ..........................      5.7        1,876,280
   Oil & Gas - Exploration .....................      4.9        1,594,140
   Retail - Hard Goods .........................      4.7        1,548,817
   Chemicals - Specialty .......................      4.6        1,505,753
   Manufacturing ...............................      4.5        1,484,610
   Electronics .................................      3.8        1,248,421
   Apparel .....................................      3.3        1,100,522
   Computer Software ...........................      3.2        1,040,255
   Telecommunications ..........................      3.1        1,012,000
   Real Estate Investment Trust (REIT) .........      2.8          930,874
   Banks - Major ...............................      2.8          911,679
   Computer Equipment & Services ...............      2.7          891,268
   Recreational Products - Toys ................      2.7          881,644
   Health Care - Services ......................      2.4          798,680
   Publishing & Information Services ...........      2.4          782,099
   Banks - Regional ............................      2.1          699,033
   Semiconductor Equipment & Products ..........      2.0          642,800
   Gas Utilities ...............................      1.9          619,688
   Restaurants .................................      1.6          527,802
   Media .......................................      1.6          520,740
   Utilities - Electric ........................      1.6          514,775
   Containers ..................................      1.4          454,233


                                                    % of
Security Type/Industry Classification               Assets        Value
-------------------------------------               ------     -----------
   Business & Public Services ..................      1.4%     $   446,943
   Oil & Gas - Refining & Marketing ............      1.3          439,348
   Medical Equipment & Supplies ................      1.2          398,454
   Distribution ................................      1.2          387,106
   Leisure & Lodging ...........................      0.9          303,093
   Automotive Parts & Equipment ................      0.8          277,879
   Data Processing Services ....................      0.8          260,147
   Consulting Services .........................      0.8          249,144
   Machinery ...................................      0.7          243,372
   Savings & Loans .............................      0.7          237,692
   Internet Services ...........................      0.7          231,744
   Tobacco .....................................      0.7          217,588
   Transport - Services ........................      0.6          199,800
   Retail - Soft Goods .........................      0.6          197,960
   Diversified Operation .......................      0.6          187,752
   Travel Services .............................      0.5          177,552
   Insurance - Life ............................      0.4          134,545
   Marketing ...................................      0.3          110,848

SHORT-TERM INVESTMENTS .........................      5.1        1,664,583

INVESTMENT COMPANY .............................      1.0          341,247

LIABILITIES IN EXCESS OF OTHER ASSETS ..........     (2.0)        (654,037)
                                                    -----      -----------
NET ASSETS .....................................    100.0%     $32,872,015
                                                    =====      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

32  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                              AUGUST 31, 2006 (unaudited)

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND       PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                    % of
Security Type/Industry Classification               Assets        Value
-------------------------------------               ------     -----------
COMMON STOCK
   Insurance - Other ...........................     23.6%    $  3,097,031
   Financial Services ..........................      8.0        1,048,837
   Health Care - Drugs .........................      7.1          934,758
   Diversified Operation .......................      5.4          713,922
   Oil & Gas - Integrated Majors ...............      4.7          616,223
   Apparel .....................................      4.6          604,557
   Computer Equipment & Services ...............      4.4          575,311
   Oil & Gas - Exploration .....................      4.0          532,144
   Computer Software ...........................      3.3          428,202
   Health & Personal Care ......................      2.6          343,991
   Real Estate Investment Trust (REIT) .........      2.4          314,487
   Manufacturing ...............................      2.3          296,427
   Recreational Products - Toys ................      2.1          271,716
   Services - Business .........................      1.8          240,721
   Business & Public Services ..................      1.7          218,568
   Health Care - Services ......................      1.5          202,341
   Utilities - Electric ........................      1.4          186,044
   Communications & Media ......................      1.4          179,441
   Distribution ................................      1.3          166,833
   Retail - Hard Goods .........................      1.2          163,509
   Internet Services ...........................      1.1          149,662
   Telecommunications Equipment ................      1.1          148,931
   Insurance - Life ............................      1.1          139,603
   Tobacco .....................................      1.0          132,943


                                                    % of
Security Type/Industry Classification               Assets        Value
-------------------------------------               ------     -----------
   Medical Equipment and Supplies ..............      1.0%    $    127,551
   Foods .......................................      0.9          112,865
   Consumer Products ...........................      0.8          111,572
   Office Equipment & Supplies .................      0.7           88,265
   Restaurants .................................      0.7           86,762
   Telecommunication Services ..................      0.6           73,790
   Consumer Non-Cyclical .......................      0.5           65,280
   Leisure & Lodging ...........................      0.5           63,888
   Travel Services .............................      0.5           61,814
   Schools .....................................      0.4           53,620
   Marketing ...................................      0.4           48,343
   Electronics .................................      0.3           44,252
   Electronic Components & Instruments .........      0.3           38,634

SHORT-TERM INVESTMENTS .........................      4.7          621,921

PREFERRED STOCK ................................      0.1           13,913

INVESTMENT COMPANY .............................      0.1           10,249

WARRANTS .......................................      0.1            6,178

OPTIONS WRITTEN ................................     (0.5)         (69,943)

LIABILITIES IN EXCESS OF OTHER ASSETS ..........     (1.2)        (151,704)
                                                    -----      -----------
NET ASSETS .....................................    100.0%     $13,113,452
                                                    =====      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANNUAL REPORT 2006  |  33

ROBECO INVESTMENT FUNDS                              AUGUST 31, 2006 (unaudited)

--------------------------------------------------------------------------------
ROBECO WPG TUDOR FUND                           PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                    % of
Security Type/Industry Classification               Assets        Value
-------------------------------------               ------     -----------
COMMON STOCK
   Real Estate Investment Trust (REIT) .........     10.3%    $  4,994,963
   Banks - Regional ............................      7.7        3,739,773
   Consulting Services .........................      5.1        2,495,810
   Publishing & Information Services ...........      4.9        2,366,311
   Insurance - Other ...........................      4.3        2,088,355
   Internet Services ...........................      3.8        1,869,681
   Services - Business .........................      3.8        1,839,249
   Apparel .....................................      3.7        1,811,119
   Oil Services ................................      3.4        1,664,271
   Computer Equipment & Services ...............      3.0        1,475,525
   Oil & Gas - Exploration .....................      2.9        1,390,083
   Consumer Products ...........................      2.9        1,389,745
   Airlines ....................................      2.6        1,246,933
   Utilities - Electric ........................      2.4        1,150,336
   Chemicals - Commodity .......................      2.3        1,120,220
   Telecommunications Equipment ................      2.2        1,094,744
   Health Care - Services ......................      2.2        1,093,402
   Financial Services ..........................      2.2        1,077,285
   Gas Utilities ...............................      1.9          908,856
   Manufacturing ...............................      1.8          853,339
   Foods .......................................      1.7          824,730
   Trucking ....................................      1.7          804,845
   Transportation - Shipping ...................      1.6          765,982
   Household Products ..........................      1.5          706,584


                                                    % of
Security Type/Industry Classification               Assets        Value
-------------------------------------               ------     -----------
   Metals & Mining .............................      1.4%    $    693,691
   Media & Entertainment .......................      1.1          548,706
   Tobacco .....................................      1.1          521,505
   Railroad & Bulk Shipping ....................      1.0          508,536
   Marine ......................................      1.0          482,625
   Chemicals - Specialty .......................      1.0          479,090
   Electronic Components & Instruments .........      1.0          465,467
   Machinery ...................................      0.8          408,591
   Electronic Equipment & Products .............      0.8          402,287
   Paper Forest Products & Packaging ...........      0.7          353,590
   Data Processing Services ....................      0.7          333,782
   Broadcasting ................................      0.5          255,084
   Restaurants .................................      0.5          253,878
   Retail ......................................      0.4          193,159
   Health Care - Drugs .........................      0.3          163,436
   Health Care - Supplies ......................      0.3          146,952

SHORT-TERM INVESTMENTS .........................      7.1        3,449,269

RIGHTS/WARRANTS ................................      0.4          186,165

LIABILITIES IN EXCESS OF OTHER ASSETS ..........       --          (10,620)
                                                    -----      -----------
NET ASSETS .....................................    100.0%     $48,607,334
                                                    =====      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

34  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                              AUGUST 31, 2006 (unaudited)

--------------------------------------------------------------------------------
ROBECO WPG LARGE CAP GROWTH FUND                PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                    % of
Security Type/Industry Classification               Assets        Value
-------------------------------------               ------     -----------
COMMON STOCK
   Health Care - Services ......................      9.5%    $  1,808,240
   Financial Services ..........................      7.0        1,323,211
   Retail ......................................      7.0        1,316,217
   Computer Equipment & Services ...............      6.6        1,254,082
   Semiconductor Equipment & Products ..........      6.1        1,158,729
   Foods .......................................      5.2          991,211
   Medical Equipment and Supplies ..............      4.2          797,163
   Telecommunications Equipment ................      4.0          760,022
   Oil & Gas - Integrated Majors ...............      3.8          715,599
   Consumer Non-Cyclical .......................      3.7          695,403
   Computer Software ...........................      3.0          571,602
   Transportation - Shipping ...................      2.9          554,352
   Healthcare Facilities/Supplies ..............      2.9          542,070
   Insurance - Other ...........................      2.3          437,734
   Media & Entertainment .......................      2.2          416,830
   Building & Construction .....................      2.1          404,735
   Chemicals - Commodity .......................      2.1          390,096
   Apparel .....................................      1.9          366,922
   Aerospace/Defense ...........................      1.9          364,770
   Publishing & Information Services ...........      1.9          360,620


                                                    % of
Security Type/Industry Classification               Assets        Value
-------------------------------------               ------     -----------
   Technology ..................................      1.9%    $    350,438
   Internet Services ...........................      1.8          334,560
   Internet Software ...........................      1.7          324,331
   Health & Personal Care ......................      1.5          282,955
   Metals ......................................      1.5          281,925
   Services - Business .........................      1.5          275,838
   Restaurants .................................      1.4          273,728
   Energy ......................................      1.4          264,840
   Diversified Operations ......................      1.2          219,687
   Consumer Cyclical Services ..................      1.0          192,296
   Commercial Services .........................      1.0          186,599
   Cement Manufacturing ........................      0.8          148,495
   Airlines ....................................      0.7          142,024
   Telecommunications ..........................      0.6          122,705
   Paper Forest Products & Packaging ...........      0.6          104,622

INVESTMENT COMPANY .............................      0.9          160,115

OTHER ASSETS IN EXCESS OF LIABILITIES ..........      0.2           39,790
                                                    -----      -----------
NET ASSETS .....................................    100.0%     $18,934,556
                                                    =====      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANNUAL REPORT 2006  |  35

ROBECO INVESTMENT FUNDS                              AUGUST 31, 2006 (unaudited)

--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND                       PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                    % of
Security Type/Industry Classification               Assets        Value
-------------------------------------               ------    ------------
GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS ..     30.7%    $ 54,803,639
ASSET BACKED SECURITIES ........................     31.1       55,594,531
U.S. TREASURY OBLIGATIONS ......................     25.2       44,949,539
CORPORATE BONDS ................................     18.9       33,699,968
GOVERNMENT  AGENCY OBLIGATIONS ..................     3.5        6,250,975
SHORT-TERM INVESTMENTS .........................     14.6       26,019,565
LIABILITIES IN EXCESS OF OTHER ASSETS ...........   (24.0)     (42,787,301)
                                                    -----     ------------
NET ASSETS .....................................    100.0%    $178,530,916
                                                    =====     ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

36  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                                         AUGUST 31, 2006

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II          PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares         Value
                                                 ---------     ------------

COMMON STOCK--95.9%
AEROSPACE & DEFENSE--1.5%
   DRS Technologies, Inc. ..................       59,936      $  2,479,552
   K&F Industries Holdings, Inc. ...........      144,800         2,719,344
                                                               ------------
                                                                  5,198,896
                                                               ------------
APPAREL--5.9%
   Brown Shoe Co., Inc. ....................       83,125         2,655,844
   Charming Shoppes, Inc.* .................      198,800         2,616,208
   Children's Place Retail Stores, Inc., (The)*    54,300         3,147,771
   Dress Barn, Inc., (The)* ................       99,000         1,747,350
   Finish Line, Inc., (The), Class A .......      116,425         1,295,810
   Hartmarx Corp.* .........................      177,735         1,061,078
   Kellwood Co. ............................       41,070         1,125,729
   Kenneth Cole Productions, Inc., Class A .       31,200           730,392
   Oxford Industries, Inc. .................      112,730         4,630,948
   Warnaco Group, Inc., (The)* .............       63,650         1,281,275
                                                               ------------
                                                                 20,292,405
                                                               ------------
AUTOMOTIVE & TRUCKS--1.0%
   Adesa, Inc. .............................       49,500         1,093,455
   Group 1 Automotive, Inc. ................       29,755         1,347,902
   Lithia Motors, Inc., Class A ............       46,800         1,194,336
                                                               ------------
                                                                  3,635,693
                                                               ------------
BANKS - REGIONAL--0.3%
   UMB Financial Corp. .....................       29,400         1,025,178
                                                               ------------
BUILDING & CONSTRUCTION--2.4%
   Champion Enterprises, Inc.* .............      276,010         1,882,388
   Infrasource Services, Inc.* .............       62,915         1,087,800
   Palm Harbor Homes, Inc.* ................       50,643           733,817
   Perini Corp.* ...........................       83,220         1,994,784
   Washington Group International, Inc.* ...       41,095         2,433,235
                                                               ------------
                                                                  8,132,024
                                                               ------------
BUILDING MATERIALS--1.5%
   Drew Industries, Inc.* ..................      122,400         3,195,864
   ElkCorp .................................       69,045         1,944,998
                                                               ------------
                                                                  5,140,862
                                                               ------------
BUILDING PRODUCTS-AIR & HEATING--0.8%
   Lennox International, Inc. ..............      123,500         2,907,190
                                                               ------------
BUSINESS & PUBLIC SERVICES--1.7%
   Gevity HR, Inc. .........................      167,100         4,296,141
   Service Corp. International .............      207,600         1,743,840
                                                               ------------
                                                                  6,039,981
                                                               ------------
CHEMICALS - SPECIALTY--1.6%
   Spartech Corp. ..........................       27,715           624,419
   UAP Holding Corp. .......................      242,600         5,053,358
                                                               ------------
                                                                  5,677,777
                                                               ------------


                                                  Number
                                                 of Shares         Value
                                                 ---------     ------------

COMMERCIAL SERVICES--0.9%
   CBIZ, Inc.* .............................      228,100      $  1,779,180
   Steiner Leisure Ltd.* ...................       31,600         1,215,968
                                                               ------------
                                                                  2,995,148
                                                               ------------
COMPUTER EQUIPMENT & SERVICES--3.2%
   CIBER, Inc.* ............................      178,400         1,179,224
   Electronics For Imaging, Inc.* ..........       77,300         1,780,992
   Imation Corp. ...........................       49,000         1,941,870
   Insight Enterprises, Inc.* ..............      172,885         3,113,659
   Keane, Inc.* ............................      111,200         1,721,376
   Mercury Computer Systems, Inc.* .........       67,615           839,778
   Pomeroy IT Solutions, Inc.* .............       46,196           360,329
                                                               ------------
                                                                 10,937,228
                                                               ------------
COMPUTER SOFTWARE--0.6%
   Neoware, Inc.* ..........................       58,300           752,070
   Open Text Corp.* ........................       74,000         1,208,420
                                                               ------------
                                                                  1,960,490
                                                               ------------
CONSULTING SERVICES--2.3%
   First Consulting Group, Inc.* ...........       54,440           488,871
   FTI Consulting, Inc.* ...................       47,900         1,070,086
   MAXIMUS, Inc. ...........................       94,950         2,527,569
   Watson Wyatt Worldwide, Inc., Class A ...       98,480         3,905,717
                                                               ------------
                                                                  7,992,243
                                                               ------------
CONSUMER NON-CYCLICAL--2.7%
   Natuzzi S.p.A. - ADR* ...................      106,200           742,338
   Sealy Corp.* ............................      398,000         5,484,440
   Tempur-Pedic International, Inc.* .......      202,800         3,254,940
                                                               ------------
                                                                  9,481,718
                                                               ------------
CONSUMER PRODUCTS--1.5%
   Playtex Products, Inc.* .................      228,350         3,002,803
   Tupperware Brands Corp. .................       51,900           934,719
   WD-40 Co. ...............................       37,500         1,303,125
                                                               ------------
                                                                  5,240,647
                                                               ------------
CONTAINERS--1.3%
   Silgan Holdings, Inc. ...................      124,500         4,407,300
                                                               ------------
ELECTRONICS--3.2%
   Hypercom Corp.* .........................      135,600         1,266,504
   Paxar Corp.* ............................      123,700         2,408,439
   Planar Systems, Inc.* ...................       66,300           651,729
   Schawk, Inc. ............................       91,760         1,756,286
   Technitrol, Inc. ........................      170,880         4,837,613
                                                               ------------
                                                                 10,920,571
                                                               ------------
ENVIRONMENTAL SERVICES--0.4%
   Tetra Tech, Inc.* .......................       94,390         1,566,874
                                                               ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANNUAL REPORT 2006  |  37

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares         Value
                                                 ---------     ------------

FINANCIAL SERVICES--2.8%
   Advanta Corp., Class B ..................       93,965      $  3,181,655
   CMET Finance Holdings, Inc. 144A*++ .....       15,000           426,000
   Cowen Group. Inc.* ......................      110,455         1,555,206
   Federal Agricultural Mortgage Corp.,
     Class C ...............................      131,000         3,674,550
   RAM Holdings Ltd.* ......................       54,500           718,855
                                                               ------------
                                                                  9,556,266
                                                               ------------
FOODS--2.4%
   Chiquita Brands International, Inc. .....       57,300           968,943
   Gold Kist, Inc.* ........................      111,970         2,257,315
   NBTY, Inc.* .............................       92,680         2,952,785
   Premium Standard Farms, Inc. ............      127,981         2,165,439
                                                               ------------
                                                                  8,344,482
                                                               ------------
HEALTH CARE - SERVICES--5.0%
   Amedisys, Inc.* .........................       75,800         3,067,626
   Kindred Healthcare, Inc.* ...............      142,330         4,432,156
   LifePoint Hospitals, Inc.* ..............       30,990         1,055,210
   Magellan Health Services, Inc.* .........       27,300         1,312,311
   Option Care, Inc. .......................      172,925         2,286,068
   Per-Se Technologies, Inc.* ..............       85,200         1,941,708
   PRA International* ......................       44,100         1,145,718
   RehabCare Group, Inc.* ..................       60,070           881,828
   Res-Care, Inc.* .........................       50,900         1,020,545
                                                               ------------
                                                                 17,143,170
                                                               ------------
HEALTH CARE - SUPPLIES--0.4%
   Herbalife Ltd.* .........................       25,210           823,611
   Owens & Minor, Inc. .....................       21,600           694,872
                                                               ------------
                                                                  1,518,483
                                                               ------------
INDUSTRIAL EQUIPMENT & SUPPLIES--0.8%
   LSI Industries, Inc. ....................       39,045           715,695
   Nordson Corp. ...........................       33,100         1,325,324
   Rofin-Sinar Technologies, Inc.* .........       11,370           622,621
                                                               ------------
                                                                  2,663,640
                                                               ------------
INSURANCE - LIFE--0.5%
   AmerUs Group Co. ........................       25,300         1,715,340
                                                               ------------
INSURANCE - OTHER--12.4%
   American Equity Investment Life Holding Co.     82,745           957,360
   Aspen Insurance Holdings Ltd. ...........       47,915         1,184,938
   Assured Guaranty Ltd. ...................      237,600         6,355,800
   Bristol West Holdings, Inc. .............       44,525           655,853
   CNA Surety Corp.* .......................      134,225         2,671,077
   Hanover Insurance Group, Inc. ...........       21,990           978,555
   Hilb, Rogal & Hobbs Co. .................       25,700         1,112,039
   Hub International Ltd. ..................      104,000         2,978,560
   Infinity Property & Casualty Corp. ......       25,700           975,315
   IPC Holdings Ltd. .......................      182,300         5,095,285
   KMG America Corp.* ......................      439,310         3,351,935


                                                  Number
                                                 of Shares         Value
                                                 ---------     ------------

INSURANCE - OTHER--(CONTINUED)
   Max Re Capital Ltd. .....................      158,800      $  3,685,748
   Navigators Group, Inc., (The)* ..........       72,910         3,359,693
   Platinum Underwriters Holdings Ltd. .....      233,260         6,927,822
   Quanta Capital Holdings Ltd.* ...........      233,200           450,076
   Seabright Insurance Holdings, Inc.* .....       43,030           544,760
   United America Indemnity Ltd., Class A* .       60,140         1,291,807
                                                               ------------
                                                                 42,576,623
                                                               ------------
INTERNET SERVICES--1.0%
   EarthLink, Inc.* ........................      205,500         1,510,425
   United Online, Inc. .....................      162,230         1,860,778
                                                               ------------
                                                                  3,371,203
                                                               ------------
IRON & STEEL--0.3%
   Ryerson, Inc. ...........................       50,000         1,059,000
                                                               ------------
LEISURE & LODGING--0.7%
   Intrawest Corp. .........................       63,500         2,186,305
   MTR Gaming Group, Inc.* .................       39,260           314,080
                                                               ------------
                                                                  2,500,385
                                                               ------------
MACHINERY--0.6%
   Actuant Corp., Class A ..................       14,500           653,950
   CIRCOR International, Inc. ..............       24,800           711,512
   Global Power Equipment Group, Inc.* .....      297,845           661,216
                                                               ------------
                                                                  2,026,678
                                                               ------------
MANUFACTURING--4.4%
   Acuity Brands, Inc. .....................       85,800         3,666,234
   EnerSys* ................................       53,625           952,916
   Federal Signal Corp. ....................      126,015         1,967,094
   Griffon Corp.* ..........................       47,900         1,133,314
   Matthews International Corp., Class A ...       72,395         2,577,262
   NN, Inc. ................................       68,800           864,128
   Olin Corp. ..............................       51,200           769,536
   RBC Bearings, Inc.* .....................      159,620         3,395,118
                                                               ------------
                                                                 15,325,602
                                                               ------------
MARKETING--0.3%
   Nu Skin Enterprises, Inc., Class A ......       56,400           976,848
                                                               ------------
MEDIA--0.2%
   Media General, Inc., Class A ............       21,300           837,516
                                                               ------------
MEDIA & ENTERTAINMENT--0.4%
   4Kids Entertainment, Inc.* ..............       36,700           563,345
   Journal Communications, Inc., Class A ...       68,500           751,445
                                                               ------------
                                                                  1,314,790
                                                               ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

38  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares         Value
                                                 ---------     ------------

MEDICAL EQUIPMENT AND SUPPLIES--1.8%
   CONMED Corp.* ...........................      109,200      $  2,237,508
   Medical Action Industries, Inc.* ........       83,200         2,033,408
   Symmetry Medical, Inc.* .................      139,700         1,937,639
                                                               ------------
                                                                  6,208,555
                                                               ------------
MOTOR HOMES--1.3%
   Monaco Coach Corp. ......................       85,100           898,656
   Winnebago Industries, Inc. ..............      125,135         3,653,942
                                                               ------------
                                                                  4,552,598
                                                               ------------
OFFICE EQUIPMENT & SUPPLIES--3.0%
   ACCO Brands Corp.* ......................      122,200         2,646,852
   Ennis, Inc. .............................       85,900         1,773,835
   Global Imaging Systems, Inc.* ...........      155,150         3,402,439
   Knoll, Inc. .............................      132,385         2,360,425
                                                               ------------
                                                                 10,183,551
                                                               ------------
OIL & GAS - EXPLORATION--2.0%
   Comstock Resources, Inc.* ...............       61,500         1,768,740
   InterOil Corp.* .........................       25,300           401,764
   Stone Energy Corp.* .....................       35,100         1,550,367
   Swift Energy Co.* .......................       74,500         3,260,120
                                                               ------------
                                                                  6,980,991
                                                               ------------
OIL SERVICES--1.5%
   Key Energy Services, Inc.* ..............      140,165         2,102,475
   Parker Drilling Co.* ....................       95,200           675,920
   Trico Marine Services, Inc.* ............       64,735         2,322,044
                                                               ------------
                                                                  5,100,439
                                                               ------------
PAPER FOREST PRODUCTS & PACKAGING--1.0%
   Neenah Paper, Inc. ......................       46,200         1,550,934
   Rock-Tenn Co. ...........................       64,670         1,249,424
   Schweitzer-Mauduit International, Inc. ..       30,300           575,700
                                                               ------------
                                                                  3,376,058
                                                               ------------
PUBLISHING & INFORMATION SERVICES--3.3%
   Banta Corp. .............................       35,400         1,665,570
   Bowne & Co., Inc. .......................      110,900         1,710,078
   infoUSA, Inc. ...........................      197,600         1,632,176
   Journal Register Co. ....................       86,500           631,450
   Reader's Digest Association, Inc., (The)        81,900         1,049,139
   Scholastic Corp.* .......................      116,900         3,514,014
   Valassis Communications, Inc.* ..........       62,500         1,232,500
                                                               ------------
                                                                 11,434,927
                                                               ------------
RAILROAD & BULK SHIPPING--0.3%
   RailAmerica, Inc.* ......................       89,895           907,041
                                                               ------------
REAL ESTATE--1.2%
   Trammell Crow Co.* ......................      121,800         4,192,356
                                                               ------------


                                                  Number
                                                 of Shares         Value
                                                 ---------     ------------

REAL ESTATE INVESTMENT TRUST (REIT)--5.1%
   Anworth Mortgage Asset Corp. ............      154,035      $  1,206,094
   Ashford Hospitality Trust ...............       72,875           872,314
   Capital Lease Funding, Inc. .............      130,975         1,497,044
   Digital Realty Trust, Inc. ..............       62,525         1,870,123
   Gladstone Commercial Corp. ..............       72,675         1,468,035
   Government Properties Trust, Inc. .......       78,075           712,825
   Lexington Corporate Properties Trust ....       43,950           923,829
   Medical Properties Trust, Inc. 144A .....      160,500         2,149,095
   MFA Mortgage Investments, Inc. ..........      291,345         2,048,155
   MortgageIT Holdings, Inc. ...............       15,145           219,299
   Opteum, Inc., Class A 144A ..............      103,625           869,414
   Origen Financial, Inc. ..................      255,325         1,534,503
   Redwood Trust, Inc. .....................       44,700         2,174,208
                                                               ------------
                                                                 17,544,938
                                                               ------------
RETAIL--0.2%
   Golfsmith International Holdings, Inc.* .       89,765           622,969
                                                               ------------
RETAIL - HARD GOODS--0.3%
   School Specialty, Inc.* .................       27,100           968,283
                                                               ------------
SAVINGS & LOANS--0.5%
   Franklin Bank Corp.* ....................       81,600         1,622,208
                                                               ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.7%
   Axcelis Technologies, Inc.* .............      183,110         1,151,762
   Emulex Corp.* ...........................      150,200         2,601,464
   Photronics, Inc.* .......................       62,000           899,620
   Verigy Ltd.* ............................       69,400         1,200,620
                                                               ------------
                                                                  5,853,466
                                                               ------------
SERVICES - BUSINESS--6.0%
   Clark, Inc. .............................      170,750         2,204,383
   Cornell Companies, Inc.* ................       50,980           899,287
   Geo Group, Inc. (The)* ..................       28,700         1,282,029
   IKON Office Solutions, Inc. .............      194,900         2,777,325
   Integrated Alarm Services Group, Inc.* ..      386,313         1,487,305
   John H. Harland Co. .....................       67,630         2,526,657
   Kforce, Inc.* ...........................       78,176           962,347
   MPS Group, Inc.* ........................      146,800         2,064,008
   Spherion Corp.* .........................      123,700           924,039
   Standard Parking Corp.* .................       95,255         3,229,144
   World Fuel Services Corp. ...............       66,810         2,407,832
                                                               ------------
                                                                 20,764,356
                                                               ------------
TOBACCO--0.4%
   Alliance One International, Inc. ........      228,900           922,467
   Universal Corp. .........................       16,200           625,806
                                                               ------------
                                                                  1,548,273
                                                               ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANNUAL REPORT 2006  |  39

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                               of Shares          Value
                                               ----------      ------------

TRANSPORT - SERVICES--0.3%
   Quintana Maritime Ltd. ..................       89,305      $    857,328
   Stonepath Group, Inc.* ..................      559,600           123,112
                                                               ------------
                                                                    980,440
                                                               ------------
TRUCKING--0.4%
   Marten Transport Ltd.* ..................       15,350           255,731
   Quality Distribution, Inc.* .............       67,205           973,800
                                                               ------------
                                                                  1,229,531
                                                               ------------
UTILITIES - ELECTRIC--0.6%
   Sierra Pacific Resources* ...............      130,700         1,927,825
                                                               ------------
     TOTAL COMMON STOCK
        (Cost $277,010,252) ................                    330,481,056
                                                               ------------
INVESTMENT COMPANY--1.5%
FINANCIAL SERVICES--1.5%
   Apollo Investment Corp. .................      136,200         2,719,914
   Ares Capital Corp. ......................      145,925         2,488,021
                                                               ------------
                                                                  5,207,935
                                                               ------------
     TOTAL INVESTMENT COMPANY
        (Cost $4,307,879)                                         5,207,935
                                                               ------------


                                                 Number
                                               of Shares          Value
                                               ----------      ------------

SHORT-TERM INVESTMENTS--3.2%
   PNC Bank Money Market
     Deposit Account
     5.250% 09/01/06 .......................   10,984,178      $ 10,984,178
                                                               ------------
     TOTAL SHORT-TERM INVESTMENTS
        (Cost $10,984,178) .................                     10,984,178
                                                               ------------
TOTAL INVESTMENTS--100.6%
   (Cost $292,302,309) .....................                    346,673,169
                                                               ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(0.6)% ....................                     (2,157,753)
                                                               ------------
NET ASSETS--100.0% .........................                   $344,515,416
                                                               ============


----------
*   --  Non-income producing.
++  --  Security  has been valued at fair market  value as  determined  in good faith by or under the direction of RBB's Board of Directors.
ADR --  American Depository  Receipt.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of
        1933  and  may  not  be   resold   subject   to  that   rule  except  to
        qualified institutional buyers.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

40  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND           PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  Number
                                                 of Shares         Value
                                                 ---------     ------------

LONG POSITIONS--107.2%
DOMESTIC COMMON STOCK--101.7%
AEROSPACE & DEFENSE--1.4%
   Allied Defense Group, Inc., (The) +* ....       82,815      $  1,572,657
                                                               ------------
AGRICULTURE--0.8%
   Hines Horticulture, Inc. + ..............      430,786           844,341
                                                               ------------
APPAREL--0.4%
   Crocs, Inc.* ............................       16,410           443,398
                                                               ------------
AUTOMOTIVE & TRUCKS--0.5%
   Strattec Security Corp. +* ..............       13,606           544,920
                                                               ------------
AUTOMOTIVE PARTS & EQUIPMENT--0.6%
   CSK Auto Corp. +* .......................       47,400           543,678
   Motorcar Parts of America, Inc. +* ......       10,410           127,523
                                                               ------------
                                                                    671,201
                                                               ------------
BUILDING & CONSTRUCTION--3.4%
   Astec Industries, Inc.* .................       15,600           368,004
   Comstock Homebuilding Companies, Inc.* ..      149,500           858,130
   Khd Humboldt Wedag International Ltd.* ..       62,383         1,989,394
   Toll Brothers, Inc.* ....................       22,200           586,524
                                                               ------------
                                                                  3,802,052
                                                               ------------
COMMERCIAL SERVICES--2.3%
   American Physicians Service Group, Inc. +       24,550           417,350
   Cornell Companies, Inc.* ................       85,285         1,504,427
   Steiner Leisure Ltd. +* .................       16,675           641,654
                                                               ------------
                                                                  2,563,431
                                                               ------------
COMPUTER EQUIPMENT & SERVICES--3.4%
   Dynamics Research Corp. +* ..............       42,555           445,125
   Electronics For Imaging, Inc.* ..........       52,300         1,204,992
   InFocus Corp.* ..........................      143,500           387,450
   Perot Systems Corp., Class A +* .........       42,400           608,864
   Pomeroy IT Solutions, Inc. +* ...........       68,095           531,141
   Tier Technologies, Inc., Class B* .......       99,880           624,250
                                                               ------------
                                                                  3,801,822
                                                               ------------
COMPUTER SOFTWARE--3.7%
   Microsoft Corp. .........................       72,200         1,854,818
   Optio Software, Inc.* ...................      157,560           212,706
   Progress Software Corp.* ................       46,200         1,169,784
   Quest Software Inc.* ....................       62,200           866,446
                                                               ------------
                                                                  4,103,754
                                                               ------------
CONSULTING SERVICES--3.6%
   Accenture Ltd., Class A + ...............       60,095         1,782,418
   MAXIMUS, Inc. + .........................       43,885         1,168,219
   Opinion Research Corp. +* ...............       92,927         1,067,731
                                                               ------------
                                                                  4,018,368
                                                               ------------


                                                  Number
                                                 of Shares         Value
                                                 ---------     ------------

CONSUMER PRODUCTS--4.2%
   Church & Dwight Co., Inc. + .............       37,710      $  1,451,835
   CSS Industries, Inc. + ..................       23,400           697,086
   Tupperware Brands Corp. + ...............       64,300         1,158,043
   WD-40 Co. + .............................       40,630         1,411,892
                                                               ------------
                                                                  4,718,856
                                                               ------------
ELECTRONIC COMPONENTS & INSTRUMENTS--2.3%
   Bel Fuse, Inc., Class A .................       58,499         1,828,094
   Richardson Electronics Ltd. .............       84,990           700,317
                                                               ------------
                                                                  2,528,411
                                                               ------------
ELECTRONIC EQUIPMENT--1.4%
   NU Horizons Electronics Corp.* ..........      108,801         1,523,214
                                                               ------------
ENERGY EQUIPMENT & SERVICES--0.2%
   Rentech, Inc.* ..........................       51,385           269,257
                                                               ------------
ENVIRONMENTAL CONTROL--0.2%
   TurboSonic Technologies, Inc.* ..........      207,298           269,487
                                                               ------------
FINANCIAL SERVICES--3.2%
   Citigroup, Inc. .........................       32,600         1,608,810
   Federal Agricultural Mortgage Corp.,
      Class C + ............................       38,340         1,075,437
   IndyMac Bancorp, Inc. + .................       16,900           660,790
   Tac Acquisition Corp. +* ................       40,300           222,456
                                                               ------------
                                                                  3,567,493
                                                               ------------
FOODS--2.0%
   M & F Worldwide Corp. +* ................       33,655           538,143
   Nestle S.A. - ADR + .....................       19,300         1,656,338
                                                               ------------
                                                                  2,194,481
                                                               ------------
HEALTH & PERSONAL CARE--3.3%
   Female Health Co., (The)* ...............      170,306           238,428
   Johnson & Johnson + .....................       43,200         2,793,312
   Natrol, Inc.* ...........................      375,850           608,877
                                                               ------------
                                                                  3,640,617
                                                               ------------
HEALTH CARE - DRUGS--4.0%
   Pfizer, Inc. + ..........................      120,600         3,323,736
   Sanofi-Aventis-ADR ......................       25,000         1,123,750
                                                               ------------
                                                                  4,447,486
                                                               ------------
HEALTH CARE - SERVICES--2.9%
   American Dental Partners, Inc. +* .......       69,332         1,141,205
   National Medical Health Card Systems, Inc.*     37,800           577,962
   Pediatric Services of America, Inc. +* ..       50,315           664,158
   PHC, Inc., Class A* .....................      384,745           807,964
                                                               ------------
                                                                  3,191,289
                                                               ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANNUAL REPORT 2006  |  41

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares         Value
                                                 ---------     ------------

HEALTH CARE - SUPPLIES--4.0%
   Bio-Lok International, Inc.* ............       87,035      $    156,663
   MTS Medication Technologies +* ..........      143,905         1,000,140
   Orthofix International N.V. +* ..........       49,396         1,940,769
   Specialized Health Products
     International, Inc.* ..................      160,143           107,296
   Unilens Vision, Inc.* ...................      113,980           492,450
   Vital Signs, Inc. + .....................       12,815           695,214
                                                               ------------
                                                                  4,392,532
                                                               ------------
HOME PRODUCTS--0.3%
   Chromcraft Revington, Inc.* .............       30,980           325,910
                                                               ------------
INSURANCE - OTHER--17.8%
   Aegon NV ................................       40,600           725,928
   AMBAC Financial Group, Inc. + ...........       12,600         1,091,034
   American International Group, Inc. + ....       21,100         1,346,602
   Assured Guaranty Ltd. + .................       41,292         1,104,561
   Bristol West Holdings, Inc. .............       38,100           561,213
   Commerce Group, Inc. (The) + ............       28,600           851,994
   Investors Title Co. + ...................       12,030           523,305
   IPC Holdings Ltd. + .....................       24,100           673,595
   Loews Corp. + ...........................       57,400         2,208,752
   MBIA, Inc. + ............................       56,100         3,457,443
   Nationwide Financial Services, Inc.,
     Class A + .............................       20,000           968,200
   PartnerRe Ltd. + ........................       23,500         1,511,050
   Platinum Underwriters Holdings Ltd. + ...       39,240         1,165,428
   Protective Life Corp. + .................       24,900         1,146,147
   Quanta Capital Holdings Ltd.* ...........      224,630           433,536
   RenaissanceRe Holdings Ltd. + ...........       11,400           587,100
   Torchmark Corp. .........................        8,750           544,338
   Wesco Financial Corp. + .................        2,075           872,641
                                                               ------------
                                                                 19,772,867
                                                               ------------
INTERNET SERVICES--2.8%
   Check Point Software Technologies Ltd. +*       51,900           964,821
   Health Grades, Inc.* ....................      106,640           471,349
   Symantec Corp.* .........................       86,800         1,617,952
                                                               ------------
                                                                  3,054,122
                                                               ------------
INTERNET SOFTWARE--1.0%
   McAfee, Inc.* ...........................       48,660         1,107,502
                                                               ------------
LEISURE & LODGING--0.8%
   Escalade, Inc. + ........................       84,450           885,880
                                                               ------------
MACHINERY--1.5%
   Kadant, Inc. +* .........................       64,485         1,701,114
                                                               ------------
MANUFACTURING--2.1%
   Matthews International Corp., Class A + .       30,545         1,087,402
   Velcro Industries N.V. + ................       89,690         1,237,722
                                                               ------------
                                                                  2,325,124
                                                               ------------


                                                  Number
                                                 of Shares         Value
                                                 ---------     ------------

MEDIA & ENTERTAINMENT--1.1%
   New Frontier Media, Inc. +* .............      140,000      $  1,174,600
                                                               ------------
MEDICAL EQUIPMENT & SUPPLIES--1.0%
   CONMED Corp. +* .........................       30,400           622,896
   Span-America Medical Systems, Inc. ......        1,049            13,522
   Theragenics Corp.* ......................      105,090           326,830
   Zevex International Inc* ................       18,800           191,948
                                                               ------------
                                                                  1,155,196
                                                               ------------
METALS & STEEL--0.5%
   Ryerson, Inc. ...........................       25,700           544,326
                                                               ------------
OFFICE EQUIPMENT & SUPPLIES--1.5%
   Ennis, Inc. + ...........................       80,915         1,670,895
                                                               ------------
OIL & GAS - EXPLORATION--0.9%
   Chesapeake Energy Corp. + ...............       16,400           517,748
   Infinity Energy Resources, Inc.* ........       45,500           192,010
   Whittier Energy Corp. +* ................       38,720           267,168
                                                               ------------
                                                                    976,926
                                                               ------------
OIL SERVICES--1.4%
   Trico Marine Services, Inc. +* ..........       42,085         1,509,589
                                                               ------------
PAPER FOREST PRODUCTS & PACKAGING--1.0%
   Graphic Packaging Corp. .................      299,300         1,161,284
                                                               ------------
PRINTING SERVICES--1.9%
   Cadmus Communications Corp. + ...........       89,340         1,465,176
   Quebecor World, Inc. + ..................       62,500           698,125
                                                               ------------
                                                                  2,163,301
                                                               ------------
REAL ESTATE--0.9%
   United Capital Corp. +* .................       39,030         1,036,246
                                                               ------------
RECREATIONAL PRODUCTS - TOYS--0.8%
   Hasbro, Inc. ............................       46,200           937,860
                                                               ------------
RESTAURANTS--1.5%
   McDonald's Corp. ........................       45,700         1,640,630
                                                               ------------
RETAIL--2.6%
   Blair Corp. .............................       11,300           270,070
   Children's Place Retail Stores, Inc., (The) +*  12,000           695,640
   Genesco, Inc.* ..........................       28,100           772,188
   Talbots, Inc., (The) ....................       53,600         1,179,736
                                                               ------------
                                                                  2,917,634
                                                               ------------
RETAIL - HARD GOODS--1.6%
   Claire's Stores, Inc. ...................       64,700         1,768,251
                                                               ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.7%
   Emulex Corp.* ...........................      107,900         1,868,828
                                                               ------------
SERVICES - CONSUMER--1.3%
   Coinstar, Inc. +* .......................       54,695         1,435,744
                                                               ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

42  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares         Value
                                                 ---------     ------------

TELECOMMUNICATION SERVICES--0.7%
   Premiere Global Services, Inc. +* .......       95,105      $    741,819
                                                               ------------
TELECOMMUNICATIONS EQUIPMENT--1.6%
   Channell Commercial Corp.* ..............       70,140           219,538
   Optical Cable Corp. +* ..................       39,260           208,471
   Preformed Line Products Co. + ...........       28,620         1,068,957
   Terayon Communication Systems, Inc.* ....      254,615           252,069
                                                               ------------
                                                                  1,749,035
                                                               ------------
TELEPHONE - INTEGRATED--1.2%
   Telefonos de Mexico SA de CV - ADR + ....       53,800         1,298,732
                                                               ------------
TOBACCO--2.0%
   Altria Group, Inc. + ....................        6,500           542,945
   Loews Corp. - Carolina Group + ..........       29,400         1,683,444
                                                               ------------
                                                                  2,226,389
                                                               ------------
TRANSPORT - SERVICES--0.8%
   Excel Maritime Carriers Ltd.* ...........       74,580           862,145
                                                               ------------
VITAMINS & NUTRITION PRODUCTS--1.2%
   Nutraceutical International Corp. +* ....       96,239         1,349,271
                                                               ------------
WIRELESS EQUIPMENT--0.4%
   EFJ, Inc.* ..............................       63,000           447,300
                                                               ------------
     TOTAL DOMESTIC COMMON STOCK
        (Cost $105,296,508) ................                    112,917,587
                                                               ------------


                                                   Par
                                                  (000)
                                                 --------
CONVERTIBLE BONDS--0.1%
   Interpool, Inc.
     9.25% 12/27/22++ ......................      $    75            75,000
                                                               ------------
     TOTAL CONVERTIBLE BONDS--0.1%
        (Cost $75,000) .....................                         75,000
                                                               ------------
CORPORATE BONDS--0.1%
   Mueller Industries, Inc. Senior
     Subordinated Debentures
     6.00% 11/01/14 ........................          118           108,560
                                                               ------------
     TOTAL CORPORATE BONDS--0.1%
        (Cost $118,000) ....................                        108,560
                                                               ------------


                                                  Number
                                                 of Shares
                                                 ---------

WARRANTS--0.0%
FINANCIAL SERVICES--0.0%
   Tac Acquisition Corp. $5.00
     Expires 06/28/10* .....................       80,750            33,915
                                                               ------------
     TOTAL WARRANTS
        (Cost $0) ..........................                         33,915
                                                               ------------


                                                 Number
                                                of Shares         Value
                                                ---------      ------------

SHORT-TERM INVESTMENTS--5.3%
SHORT-TERM INVESTMENTS--5.3%
   PNC Bank Money Market Deposit Account ...    5,834,871      $  5,834,871
                                                               ------------
     TOTAL SHORT-TERM INVESTMENTS
        (Cost $5,834,871) ..................                      5,834,871
                                                               ------------
TOTAL LONG POSITIONS--107.2%
   (Cost $111,324,379) .....................                    118,969,933
                                                               ------------
SECURITIES SOLD SHORT--(33.6%)
AEROSPACE & DEFENSE--(0.1%)
   Metal Storm Ltd.* .......................      (41,484)          (95,413)
                                                               ------------
AIRLINES--0.0%
   Northwest Airlines Corp.* ...............      (29,725)          (16,052)
                                                               ------------
APPAREL--(1.1%)
   Crocs, Inc.* ............................      (45,315)       (1,224,411)
                                                               ------------
AUTOMOBILE MANUFACTURING/VEHICLE PARTS--(0.2%)
   China Automotive Systems, Inc.* .........      (17,591)         (125,951)
   Hybrid Technologies, Inc.* ..............      (19,160)          (95,610)
                                                               ------------
                                                                   (221,561)
                                                               ------------
BEVERAGES--(1.0%)
   Hansen Natural Corp.* ...................      (31,900)         (877,888)
   National Beverage Corp. .................      (13,700)         (192,622)
                                                               ------------
                                                                 (1,070,510)
                                                               ------------
BIOTECHNOLOGY--(0.1%)
   Dyadic International, Inc.* .............      (21,570)         (107,850)
                                                               ------------
COMMERCIAL BANKS - EUROPE--(0.2%)
   Yardville National Bancorp ..............       (7,500)         (270,975)
                                                               ------------
COMMERCIAL SERVICES--(1.7%)
   Central Parking Corp. ...................      (22,900)         (381,056)
   Escala Group, Inc.* .....................       (1,700)          (11,356)
   Iron Mountain, Inc.* ....................       (8,900)         (364,811)
   LML Payment Systems, Inc.* ..............      (21,008)          (75,209)
   Rewards Network, Inc.* ..................     (234,470)       (1,019,944)
                                                               ------------
                                                                 (1,852,376)
                                                               ------------
COMPUTER EQUIPMENT & SERVICES--(3.6%)
   Apple Computer, Inc.* ...................       (6,100)         (413,885)
   ConSyGen, Inc. ..........................         (200)                0
   Foldera, Inc.* ..........................      (19,075)          (26,705)
   Komag, Inc.* ............................      (11,400)         (409,944)
   NETGEAR, Inc.* ..........................      (19,400)         (381,598)
   Pegasus Wireless Corp.* .................      (28,966)          (99,353)
   Research In Motion Ltd.* ................      (15,700)       (1,295,250)
   SanDisk Corp.* ..........................       (6,000)         (353,520)
   Satellite Newspapers Corp.* .............       (8,615)              (56)
   Western Digital Corp.* ..................      (53,900)         (986,370)
   Xybernaut Corp.* ........................      (35,000)           (1,015)
                                                               ------------
                                                                 (3,967,696)
                                                               ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANNUAL REPORT 2006  |  43

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares         Value
                                                 ---------     ------------

COMPUTER SOFTWARE--(1.2%)
   Ants Software, Inc.* ....................      (49,384)     $   (106,176)
   Convera Corp.* ..........................      (75,272)         (468,944)
   L-1 Identity Solutions, Inc.* ...........      (29,610)         (446,812)
   Nestor, Inc.* ...........................      (23,200)          (69,600)
   Red Hat, Inc.* ..........................      (10,300)         (239,372)
                                                               ------------
                                                                 (1,330,904)
                                                               ------------
COMPUTERS & PERIPHERALS--(1.9%)
   Cambridge Display Technology, Inc.* .....      (74,083)         (366,711)
   Cray, Inc.* .............................      (46,300)         (590,325)
   Immersion Corp.* ........................      (44,685)         (263,641)
   Palm, Inc.* .............................      (62,600)         (911,456)
                                                               ------------
                                                                 (2,132,133)
                                                               ------------
CONSUMER PRODUCTS--(0.2%)
   Aaron Rents, Inc. .......................       (9,700)         (227,077)
                                                               ------------
CONTAINERS--0.0%
   CryoPort, Inc.* .........................       (4,460)           (4,237)
                                                               ------------
DISTRIBUTION--(0.5%)
   Beacon Roofing Supply, Inc.* ............      (28,700)         (527,506)
                                                               ------------
DIVERSIFIED OPERATIONS--(0.5%)
   Dark Dynamite, Inc.* ....................      (13,984)           (3,986)
   Encore Wire Corp.* ......................       (8,070)         (303,109)
   Seaboard Corp. ..........................         (200)         (280,000)
                                                               ------------
                                                                   (587,095)
                                                               ------------
ELECTRONIC COMPONENTS & INSTRUMENTS--(0.9%)
   Electro Scientific Industries, Inc.* ....       (5,811)         (115,697)
   Flexpoint Sensor Systems, Inc.* .........       (4,637)           (6,724)
   Saifun Semiconductors Ltd* ..............      (31,600)         (792,528)
   Simclar, Inc.* ..........................      (10,900)          (50,140)
                                                               ------------
                                                                   (965,089)
                                                               ------------
ELECTRONIC EQUIPMENT & PRODUCTS--(1.6%)
   Garmin Ltd. .............................      (11,340)         (530,258)
   Ionatron, Inc.* .........................      (52,270)         (320,415)
   iRobot Corp.* ...........................      (19,715)         (348,956)
   Lamson & Sessions Co., (The)* ...........       (4,300)         (108,661)
   NVE Corp.* ..............................      (11,505)         (332,264)
   QSound Labs, Inc.* ......................      (11,240)          (52,828)
   SpatiaLight, Inc.* ......................      (25,960)          (58,929)
   Tiger Telematics, Inc.* .................      (16,610)             (316)
                                                               ------------
                                                                 (1,752,627)
                                                               ------------
ELECTRONICS--(0.2%)
   Universal Display Corp.* ................      (23,200)         (246,152)
                                                               ------------
ENERGY--(1.5%)
   Energy Conversion Devices, Inc.* ........      (19,100)         (669,455)
   FuelCell Energy, Inc.* ..................      (23,000)         (224,020)
   Medis Technologies Ltd.* ................      (27,684)         (554,511)
   Valence Technology, Inc.* ...............     (102,015)         (185,667)
                                                               ------------
                                                                 (1,633,653)
                                                               ------------


                                                  Number
                                                 of Shares         Value
                                                 ---------     ------------

ENERGY EQUIPMENT & SERVICES--(0.7%)
   Rentech, Inc.* ..........................      (150,485)    $   (788,541)
                                                               ------------
ENERGY SOURCES--0.0%
   Earth Biofuels, Inc.* ...................         (388)           (1,047)
   Xethanol Corp* ..........................       (9,705)          (41,926)
                                                               ------------
                                                                    (42,973)
                                                               ------------
ENVIRONMENTAL SERVICES--0.0%
   Global Development & Environmental
     Resources, Inc.* ......................       (5,246)           (2,361)
                                                               ------------
FINANCIAL SERVICES--(1.4%)
   First Marblehead Corp., (The) ...........      (16,960)         (890,400)
   Franklin Credit Management Corp.* .......      (29,034)         (206,577)
   LaBranche & Co., Inc.* ..................      (61,435)         (509,910)
   Ladenburg Thalmann Financial Services, Inc.*        (1)               (1)
                                                               ------------
                                                                 (1,606,888)
                                                               ------------
FOODS--(0.3%)
   Imperial Sugar Co. ......................      (11,800)         (362,968)
                                                               ------------
GAMING--(0.2%)
   PokerTek, Inc.* .........................      (18,945)         (184,714)
                                                               ------------
HEALTH & PERSONAL CARE--0.0%
   Medefile International, Inc.* ...........       (1,902)           (1,921)
                                                               ------------
HEALTH CARE - BIOTECH--(0.6%)
   ICOS Corp.* .............................      (25,700)         (631,706)
                                                               ------------
HEALTH CARE - DRUGS--0.0%
   Tapestry Pharmaceuticals, Inc.* .........       (4,410)          (12,789)
                                                               ------------
HEALTH CARE - SERVICES--(0.1%)
   Medifast, Inc.* .........................       (7,100)          (84,348)
                                                               ------------
HEALTH CARE - SUPPLIES--(0.3%)
   Align Technology, Inc.* .................      (46,600)         (291,250)
                                                               ------------
INDUSTRIAL EQUIPMENT & SUPPLIES--(0.3%)
   Sun Hydraulics Corp. ....................      (16,450)         (324,394)
                                                               ------------
INTERNET CONTENT--(0.3%)
   Baidu.Com-ADR* ..........................       (4,300)         (334,110)
                                                               ------------
INTERNET SERVICES--(1.8%)
   Concur Technologies, Inc.* ..............      (21,500)         (299,495)
   eResearch Technology, Inc.* .............      (50,900)         (443,339)
   Interliant, Inc.* .......................         (600)               (1)
   Neutron Enterprises, Inc.* ..............       (3,523)           (8,720)
   Nutri/System, Inc.* .....................       (7,290)         (362,167)
   Quepasa Corp* ...........................      (34,650)         (268,191)
   Rediff.com India Ltd. - ADR* ............      (19,960)         (329,140)
   Terremark Worldwide, Inc.* ..............      (56,865)         (304,796)
                                                               ------------
                                                                 (2,015,849)
                                                               ------------
INTERNET SOFTWARE--0.0%
   Vision Technology Corp* .................       (2,070)           (2,381)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

44  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares         Value
                                                 ---------     ------------

LEISURE EQUIPMENT & PRODUCTS--0.0%
   GHL Technologies, Inc.* .................         (945)     $     (3,232)
                                                               ------------
MACHINERY--(0.2%)
   SureBeam Corp., Class A* ................     (111,800)              (11)
   TurboChef Technologies, Inc.* ...........      (18,233)         (183,971)
                                                               ------------
                                                                   (183,982)
                                                               ------------
MANUFACTURING--(0.8%)
   Charles & Colvard Ltd. ..................      (44,975)         (534,753)
   Freightcar America, Inc. ................       (4,200)         (244,440)
   Nanophase Technologies Corp.* ...........      (10,625)          (72,781)
                                                               ------------
                                                                   (851,974)
                                                               ------------
MEDIA & ENTERTAINMENT--(0.2%)
   Genius Products, Inc.* ..................      (95,700)         (184,701)
                                                               ------------
MEDICAL EQUIPMENT AND SUPPLIES--(1.8%)
   BSD Medical Corp.* ......................      (25,335)         (119,075)
   Conceptus, Inc.* ........................      (23,000)         (396,750)
   CPC of America, Inc.* ...................       (4,745)          (57,177)
   InterMune, Inc.* ........................      (11,600)         (199,984)
   LCA-Vision, Inc. ........................      (12,900)         (567,987)
   Sirona Dental Systems, Inc.* ............       (4,300)         (130,806)
   ThermoGenesis Corp.* ....................      (67,810)         (284,802)
   Zila, Inc.* .............................      (98,553)         (288,760)
                                                               ------------
                                                                 (2,045,341)
                                                               ------------
METALS & MINING--(0.2%)
   Titanium Metals Corp. ...................       (7,700)         (198,660)
                                                               ------------
METALS & STEEL--(0.3%)
   Allegheny Technologies, Inc. ............       (6,600)         (378,510)
                                                               ------------
OIL & GAS - EXPLORATION--(0.4%)
   Energytec, Inc.* ........................           (1)                0
   Gasco Energy, Inc.* .....................      (37,200)         (108,624)
   Strata Oil & Gas, Inc.* .................      (15,890)          (88,984)
   TGC Industries, Inc.* ...................      (24,445)         (222,939)
                                                               ------------
                                                                   (420,547)
                                                               ------------
OIL & GAS - REFINING & MARKETING--(0.6%)
   SulphCo, Inc.* ..........................      (92,850)         (619,310)
                                                               ------------
OIL FIELD MACHINERY & EQUIPMENT--(0.3%)
   CE Franklin Ltd.* .......................      (22,100)         (299,676)
                                                               ------------
PHARMACEUTICALS & BIOTECHNOLOGY--(0.1%)
   Pain Therapeutics, Inc.* ................      (16,200)         (131,220)
   RegeneRx Biopharmaceuticals, Inc.* ......       (1,200)           (2,580)
                                                               ------------
                                                                   (133,800)
                                                               ------------
PRINTING SERVICES--(0.3%)
   Document Securities Systems, Inc.* ......      (35,840)         (324,352)
                                                               ------------


                                                  Number
                                                 of Shares         Value
                                                 ---------     ------------

RETAILERS--(0.3%)
   Under Armour, Inc. - Class A* ...........      (10,900)     $   (375,396)
                                                               ------------
RUBBER AND PLASTIC--(0.4%)
   Amerityre Corp.* ........................      (45,225)         (275,872)
   PW Eagle, Inc. ..........................       (6,595)         (229,968)
                                                               ------------
                                                                   (505,840)
                                                               ------------
SCHOOLS--(0.8%)
   Apollo Group, Inc., Class A .............       (9,400)         (471,974)
   Universal Technical Institute, Inc.* ....      (20,640)         (380,808)
                                                               ------------
                                                                   (852,782)
                                                               ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--(2.0%)
   Advanced Micro Devices, Inc.* ...........      (24,495)         (612,130)
   Nano-Proprietary, Inc.* .................      (21,385)          (27,159)
   Silicon Motion Technology Corp.* ........      (46,000)         (680,800)
   Volterra Semiconductor Corp.* ...........      (61,090)         (921,237)
                                                               ------------
                                                                 (2,241,326)
                                                               ------------
TECHNOLOGY HARDWARE & EQUIPMENT--(0.5%)
   I.D. Systems, Inc.* .....................      (17,700)         (393,294)
   ParkerVision, Inc.* .....................      (35,407)         (218,461)
                                                               ------------
                                                                   (611,755)
                                                               ------------
TELECOMMUNICATION SERVICES--(0.2%)
   FiberTower Corp.* .......................      (27,949)         (217,164)
                                                               ------------
TELECOMMUNICATIONS--(0.1%)
   Choice One Communications, Inc.++* ......      (37,790)               (4)
   CTC Communications Group, Inc.++* .......      (98,900)              (10)
   Vonage Holdings Corp.* ..................      (11,115)          (94,588)
   Zingo, Inc.* ............................       (3,035)          (12,747)
                                                               ------------
                                                                   (107,349)
                                                               ------------
TELECOMMUNICATIONS EQUIPMENT--(1.6%)
   Corning, Inc.* ..........................      (27,600)         (613,824)
   JDS Uniphase Corp.* .....................     (136,800)         (310,536)
   LightPath Technologies, Inc., Class A* ..       (4,581)          (16,675)
   Telefonaktiebolaget LM Ericsson .........      (25,800)         (861,720)
                                                               ------------
                                                                 (1,802,755)
                                                               ------------
     TOTAL SECURITIES SOLD SHORT
        (Proceeds $40,777,814) .............                    (37,278,962)
                                                               ------------
OTHER ASSETS IN EXCESS
     OF LIABILITIES--26.4% .................                     29,328,507
                                                               ------------
NET ASSETS--100.0% .........................                   $111,019,478
                                                               ============

----------
*  -- Non-income producing.
++ -- Security is valued at fair market value as  determined  in  good  faith by or under the direction of RBB's Board of Directors.
+ -- Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
ADR -- American Depository Receipt

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANNUAL REPORT 2006  |  45

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND             PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------

COMMON STOCK--97.8%
AEROSPACE & DEFENSE--3.2%
   Lockheed Martin Corp. ...................       16,000       $ 1,321,600
   Northrop Grumman Corp. ..................        7,100           474,351
                                                                -----------
                                                                  1,795,951
                                                                -----------
APPAREL--1.9%
   American Eagle Outfitters, Inc. .........        8,400           324,492
   NIKE, Inc., Class B .....................        9,400           759,144
                                                                -----------
                                                                  1,083,636
                                                                -----------
BANKS - MAJOR--1.8%
   Bank of New York Co., Inc., (The) .......       21,800           735,750
   Comerica, Inc. ..........................        5,209           298,215
                                                                -----------
                                                                  1,033,965
                                                                -----------
BANKS - REGIONAL--0.8%
   Commerce Bancorp, Inc. ..................       12,800           426,368
                                                                -----------
BUSINESS & PUBLIC SERVICES--0.5%
   Manpower, Inc. ..........................        4,400           260,084
                                                                -----------
CHEMICALS - COMMODITY--0.7%
   PPG Industries, Inc. ....................        6,700           424,512
                                                                -----------
COMPUTER EQUIPMENT & SERVICES--4.1%
   CGI Group, Inc., Class A* ...............       55,300           348,943
   Hewlett-Packard Co. .....................       25,553           934,218
   Ingram Micro, Inc., Class A* ............       41,000           738,000
   International Business Machines Corp. ...        3,600           291,492
                                                                -----------
                                                                  2,312,653
                                                                -----------
COMPUTER SOFTWARE--3.3%
   McAfee, Inc.* ...........................       23,100           525,756
   Microsoft Corp. .........................       34,479           885,766
   Oracle Corp.* ...........................       31,500           492,975
                                                                -----------
                                                                  1,904,497
                                                                -----------
CONSULTING SERVICES--1.5%
   Accenture Ltd., Class A .................       28,500           845,310
                                                                -----------
CONSUMER PRODUCTS--0.5%
   Fortune Brands, Inc. ....................        3,800           275,880
                                                                -----------
ELECTRONICS--2.0%
   Arrow Electronics, Inc.* ................       15,600           435,240
   Koninklijke (Royal) Philips Electronics N.V.    21,000           720,720
                                                                -----------
                                                                  1,155,960
                                                                -----------
ENERGY--0.5%
   Dominion Resources, Inc. ................        3,700           295,593
                                                                -----------


                                                 Number
                                                of Shares          Value
                                                ---------       -----------

FINANCIAL SERVICES--12.2%
   Ameriprise Financial, Inc. ..............        9,200       $   420,716
   Citigroup, Inc. .........................       47,933         2,365,493
   Countrywide Financial Corp. .............       20,506           693,103
   Freddie Mac .............................       17,727         1,127,437
   Goldman Sachs Group, Inc., (The) ........        3,972           590,438
   JPMorgan Chase & Co. ....................       38,400         1,753,344
                                                                -----------
                                                                  6,950,531
                                                                -----------
FOODS--0.8%
   Coca-Cola Co., (The) ....................       10,100           452,581
                                                                -----------
GAS UTILITIES--0.6%
   Energen Corp. ...........................        8,400           366,576
                                                                -----------
HEALTH & PERSONAL CARE--2.2%
   Johnson & Johnson .......................       19,456         1,258,025
                                                                -----------
HEALTH CARE - DRUGS--3.5%
   Pfizer, Inc. ............................       72,382         1,994,848
                                                                -----------
HEALTH CARE - SERVICES--1.3%
   Aetna, Inc. .............................       19,900           741,673
                                                                -----------
INSURANCE - OTHER--17.9%
   ACE Ltd.* ...............................       19,839         1,068,529
   AMBAC Financial Group, Inc. .............       10,315           893,176
   American International Group, Inc. ......       15,398           982,700
   Assurant, Inc. ..........................        6,500           334,425
   Berkshire Hathaway, Inc., Class B* ......          553         1,771,535
   CIGNA Corp. .............................        7,200           814,104
   CNA Financial Corp.* ....................        8,300           287,761
   Conseco, Inc.* ..........................       32,700           676,890
   Genworth Financial, Inc., Class A .......       14,700           506,121
   MBIA, Inc. ..............................       18,136         1,117,722
   MGIC Investment Corp. ...................        4,900           283,563
   Nationwide Financial Services, Inc., Class A     6,144           297,431
   Radian Group, Inc. ......................        6,976           417,723
   St. Paul Travelers Companies, Inc., (The)       18,044           792,132
                                                                -----------
                                                                 10,243,812
                                                                -----------
LEISURE & LODGING--0.0%
   International Speedway Corp., Class A ...          500            24,200
                                                                -----------
MANUFACTURING--4.2%
   Honeywell International, Inc. ...........        7,600           294,272
   Ingersoll-Rand Co. Ltd., Class A ........       18,900           718,578
   Mettler-Toledo International, Inc.* .....        4,500           274,230
   Stanley Works, (The) ....................        5,800           273,934
   Tomkins PLC - ADR .......................       12,500           273,875
   Tyco International Ltd. .................       20,723           541,906
                                                                -----------
                                                                  2,376,795
                                                                -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

46  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------

MEDIA & ENTERTAINMENT--5.5%
   CBS Corp., Class B ......................       21,750       $   620,962
   Clear Channel Communications, Inc. ......       16,200           470,448
   Liberty Media Holding Corp.,
     Capital Series A* .....................        4,957           427,938
   Liberty Media Holding Corp.,
     Interactive Class A* ..................       12,486           237,983
   Time Warner, Inc. .......................       71,666         1,191,089
   Viacom, Inc., Class B* ..................        5,550           201,465
                                                                -----------
                                                                  3,149,885
                                                                -----------
MEDICAL EQUIPMENT AND SUPPLIES--0.4%
   Kinetic Concepts, Inc. ..................        7,400           233,840
                                                                -----------
METALS & MINING--0.8%
   Freeport-McMoRan Copper & Gold,
     Inc., Class B .........................        7,427           432,326
                                                                -----------
OIL & GAS - EXPLORATION--2.5%
   Anadarko Petroleum Corp. ................       12,700           595,757
   Apache Corp. ............................        5,900           385,152
   Chesapeake Energy Corp. .................       14,900           470,393
                                                                -----------
                                                                  1,451,302
                                                                -----------
OIL & GAS - INTEGRATED MAJORS--11.3%
   Chevron Corp. ...........................       21,616         1,392,070
   ConocoPhillips ..........................       24,630         1,562,281
   Exxon Mobil Corp. .......................       35,614         2,409,999
   Marathon Oil Corp. ......................        3,332           278,222
   Valero Energy Corp. .....................       14,334           822,772
                                                                -----------
                                                                  6,465,344
                                                                -----------
PUBLISHING & INFORMATION SERVICES--1.1%
   R. R. Donnelley & Sons Co. ..............       20,000           648,400
                                                                -----------
RETAIL - HARD GOODS--2.3%
   Federated Department Stores, Inc. .......       23,600           896,328
   Sherwin-Williams Co., (The) .............        8,300           428,612
                                                                -----------
                                                                  1,324,940
                                                                -----------
SAVINGS & LOANS--0.9%
   Hudson City Bancorp, Inc. ...............       39,600           517,176
                                                                -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.2%
   Qimonda AG* .............................       20,300           327,845
   Taiwan Semiconductor Manufacturing
     Co., Ltd. - ADR .......................       32,400           301,644
   Teradyne, Inc.* .........................       44,600           626,184
                                                                -----------
                                                                  1,255,673
                                                                -----------
TELECOMMUNICATION SERVICES--2.4%
   ALLTEL Corp. ............................        8,500           460,785
   Embarq Corp.* ...........................        9,205           434,016
   Windstream Corp. ........................       34,788           459,201
                                                                -----------
                                                                  1,354,002
                                                                -----------


                                                 Number
                                                of Shares          Value
                                                ---------       -----------

TELECOMMUNICATIONS--1.9%
   AT&T, Inc. ..............................       20,100       $   625,713
   Vodafone Group PLC-ADR ..................       21,197           459,763
                                                                -----------
                                                                  1,085,476
                                                                -----------
TELECOMMUNICATIONS EQUIPMENT--1.0%
   Motorola, Inc. ..........................       23,900           558,782
                                                                -----------
TOBACCO--2.0%
   Altria Group, Inc. ......................       13,692         1,143,693
                                                                -----------
     TOTAL COMMON STOCK
        (Cost $50,852,163) .................                     55,844,289
                                                                -----------
SHORT-TERM INVESTMENTS--2.1%
   PNC Bank Money Market
     Deposit Account
     4.750% 09/01/06 .......................    1,198,991         1,198,991
                                                                -----------
     TOTAL SHORT-TERM INVESTMENTS
        (Cost $1,198,991) ..................                      1,198,991
                                                                -----------
TOTAL INVESTMENTS--99.9%
   (Cost $52,051,154) ......................                     57,043,280
                                                                -----------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% ....................                         64,879
                                                                -----------
NET ASSETS--100.0% .........................                    $57,108,159
                                                                ===========
----------
* -- Non-income producing.
ADR -- American Depository Receipt.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANNUAL REPORT 2006  |  47

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND               PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------

COMMON STOCK--95.9%
APPAREL--3.3%
   Aeropostale, Inc.* ......................        4,400       $   111,760
   NIKE, Inc., Class B .....................        2,900           234,204
   Polo Ralph Lauren Corp. .................        9,000           530,910
   VF Corp. ................................        3,200           223,648
                                                                -----------
                                                                  1,100,522
                                                                -----------
AUTOMOTIVE PARTS & EQUIPMENT--0.8%
   BorgWarner, Inc. ........................        4,900           277,879
                                                                -----------
BANKS - MAJOR--2.8%
   Comerica, Inc. ..........................        6,300           360,675
   Mellon Financial Corp. ..................       14,800           551,004
                                                                -----------
                                                                    911,679
                                                                -----------
BANKS - REGIONAL--2.1%
   Commerce Bancorp, Inc. ..................       14,600           486,326
   UMB Financial Corp. .....................        6,100           212,707
                                                                -----------
                                                                    699,033
                                                                -----------
BUSINESS & PUBLIC SERVICES--1.4%
   ARAMARK Corp., Class B ..................        6,600           216,414
   Manpower, Inc. ..........................        3,900           230,529
                                                                -----------
                                                                    446,943
                                                                -----------
CHEMICALS - SPECIALTY--4.6%
   Lubrizol Corp., (The) ...................        7,705           335,091
   PPG Industries, Inc. ....................        6,500           411,840
   UAP Holding Corp. .......................       11,400           237,462
   Valspar Corp., (The) ....................       19,600           521,360
                                                                -----------
                                                                  1,505,753
                                                                -----------
COMPUTER EQUIPMENT & SERVICES--2.7%
   CACI International, Inc., Class A* ......        3,200           169,792
   Diebold, Inc. ...........................        3,600           150,876
   Ingram Micro, Inc., Class A* ............       31,700           570,600
                                                                -----------
                                                                    891,268
                                                                -----------
COMPUTER SOFTWARE--3.2%
   McAfee, Inc.* ...........................       15,887           361,588
   Sybase, Inc.* ...........................       20,745           478,587
   Take-Two Interactive Software, Inc.* ....       16,400           200,080
                                                                -----------
                                                                  1,040,255
                                                                -----------
CONSULTING SERVICES--0.8%
   Accenture Ltd., Class A .................        8,400           249,144
                                                                -----------
CONTAINERS--1.4%
   Crown Holdings, Inc.* ...................       24,700           454,233
                                                                -----------
DATA PROCESSING SERVICES--0.8%
   Dun & Bradstreet Corp. (The)* ...........        3,700           260,147
                                                                -----------
DISTRIBUTION--1.2%
   W.W. Grainger, Inc. .....................        5,795           387,106
                                                                -----------


                                                 Number
                                                of Shares          Value
                                                ---------       -----------

DIVERSIFIED OPERATION--0.6%
   Fisher Scientific International, Inc.* ..        2,400       $   187,752
                                                                -----------
ELECTRONICS--3.8%
   Amphenol Corp., Class A .................        5,300           304,591
   Arrow Electronics, Inc.* ................       14,900           415,710
   Avnet, Inc.* ............................       27,000           528,120
                                                                -----------
                                                                  1,248,421
                                                                -----------
FINANCIAL SERVICES--5.7%
   A.G. Edwards, Inc. ......................        6,000           316,920
   Affiliated Managers Group, Inc.* ........        2,350           217,446
   E*TRADE Financial Corp.* ................        9,600           226,464
   Federated Investors, Inc., Class B ......       16,900           565,812
   IndyMac Bancorp, Inc. ...................       12,600           492,660
   Student Loan Corp., (The) ...............          310            56,978
                                                                -----------
                                                                  1,876,280
                                                                -----------
GAS UTILITIES--1.9%
   Energen Corp. ...........................       14,200           619,688
                                                                -----------
HEALTH CARE - SERVICES--2.4%
   Kindred Healthcare, Inc.* ...............        9,000           280,260
   Lincare Holdings, Inc.* .................       14,000           518,420
                                                                -----------
                                                                    798,680
                                                                -----------
INSURANCE - LIFE--0.4%
   UnumProvident Corp. .....................        7,100           134,545
                                                                -----------
INSURANCE - OTHER--15.9%
   AMBAC Financial Group, Inc. .............        4,100           355,019
   Assurant, Inc. ..........................        7,100           365,295
   Assured Guaranty Ltd. ...................       18,600           497,550
   CIGNA Corp. .............................        2,400           271,368
   CNA Financial Corp.* ....................       11,100           384,837
   Conseco, Inc.* ..........................       18,000           372,600
   Everest Re Group Ltd. ...................        2,500           234,950
   Hanover Insurance Group, Inc. ...........        6,970           310,165
   Marsh & McLennan Companies, Inc. ........        9,200           240,672
   MBIA, Inc. ..............................        9,000           554,670
   Nationwide Financial Services, Inc.,
     Class A ...............................        8,300           401,803
   PMI Group, Inc., (The) ..................       13,900           601,036
   Radian Group, Inc. ......................        8,400           502,992
   White Mountains Insurance Group Ltd. ....          265           140,185
                                                                -----------
                                                                  5,233,142
                                                                -----------
INTERNET SERVICES--0.7%
   Expedia, Inc.* ..........................       14,200           231,744
                                                                -----------
LEISURE & LODGING--0.9%
   Hilton Hotels Corp. .....................       11,900           303,093
                                                                -----------
MACHINERY--0.7%
   Terex Corp.* ............................        5,540           243,372
                                                                -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

48  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND (continued)   PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------

MANUFACTURING--4.5%
   Dover Corp. .............................       11,000       $   534,820
   Ingersoll-Rand Co. Ltd., Class A ........        8,000           304,160
   Knoll, Inc. .............................       30,400           542,032
   Mettler-Toledo International, Inc.* .....        1,700           103,598
                                                                -----------
                                                                  1,484,610
                                                                -----------
MARKETING--0.3%
   Nu Skin Enterprises, Inc., Class A ......        6,400           110,848
                                                                -----------
MEDIA--1.6%
   Meredith Corp. ..........................       11,000           520,740
                                                                -----------
MEDICAL EQUIPMENT  & SUPPLIES--1.2%
   C.R. Bard, Inc. .........................        5,300           398,454
                                                                -----------
OIL & GAS - EXPLORATION--4.9%
   Chesapeake Energy Corp. .................       13,700           432,509
   Murphy Oil Corp. ........................        5,500           269,005
   Newfield Exploration Co.* ...............       11,400           492,936
   Pogo Producing Co. ......................        9,000           399,690
                                                                -----------
                                                                  1,594,140
                                                                -----------
OIL & GAS - REFINING & MARKETING--1.3%
   Tesoro Corp. ............................        6,800           439,348
                                                                -----------
PUBLISHING & INFORMATION SERVICES--2.4%
   McGraw-Hill Companies, Inc., (The) ......        7,900           441,689
   R. R. Donnelley & Sons Co. ..............       10,500           340,410
                                                                -----------
                                                                    782,099
                                                                -----------
REAL ESTATE INVESTMENT TRUST (REIT)--2.8%
   AvalonBay Communities, Inc. .............        1,900           229,900
   Equity Residential ......................        4,600           229,402
   SL Green Realty Corp. ...................        2,100           234,276
   Ventas, Inc. ............................        5,925           237,296
                                                                -----------
                                                                    930,874
                                                                -----------
RECREATIONAL PRODUCTS - TOYS--2.7%
   Hasbro, Inc. ............................       20,600           418,180
   Mattel, Inc. ............................       24,600           463,464
                                                                -----------
                                                                    881,644
                                                                -----------
RESTAURANTS--1.6%
   Burger King Holdings, Inc.* .............       36,300           527,802
                                                                -----------
RETAIL - HARD GOODS--4.7%
   Claire's Stores, Inc. ...................       14,400           393,552
   Federated Department Stores, Inc. .......       11,900           451,962
   Michaels Stores, Inc. ...................        8,300           357,315
   Sherwin-Williams Co., (The) .............        6,700           345,988
                                                                -----------
                                                                  1,548,817
                                                                -----------
RETAIL - SOFT GOODS--0.6%
   Gamestop Corp. Class B* .................        4,900           197,960
                                                                -----------


                                                 Number
                                                of Shares          Value
                                                ---------       -----------

SAVINGS & LOANS--0.7%
   Hudson City Bancorp, Inc. ...............       18,200       $   237,692
                                                                -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.0%
   Emulex Corp.* ...........................       23,900           413,948
   Teradyne, Inc.* .........................       16,300           228,852
                                                                -----------
                                                                    642,800
                                                                -----------
TELECOMMUNICATIONS--3.1%
   CenturyTel, Inc. ........................       11,500           457,930
   West Corp.* .............................       11,500           554,070
                                                                -----------
                                                                  1,012,000
                                                                -----------
TOBACCO--0.7%
   Loews Corp. - Carolina Group ............        3,800           217,588
                                                                -----------
TRANSPORT - SERVICES--0.6%
   Laidlaw International, Inc. .............        7,400           199,800
                                                                -----------
TRAVEL SERVICES--0.5%
   Sabre Holdings Corp., Class A ...........        8,100           177,552
                                                                -----------
UTILITIES - ELECTRIC--1.6%
   Sierra Pacific Resources* ...............       34,900           514,775
                                                                -----------
     TOTAL COMMON STOCK
        (Cost $29,005,826) .................                     31,520,222
                                                                -----------
INVESTMENT COMPANY--1.0%
FINANCIAL SERVICES--1.0%
   Apollo Investment Corp. .................       17,088           341,247
                                                                -----------
     TOTAL INVESTMENT COMPANY
        (Cost $245,275) ....................                        341,247
                                                                -----------
SHORT-TERM INVESTMENTS--5.1%
SHORT-TERM INVESTMENTS--5.1%
   PNC Bank Money Market
     Deposit Account
     5.25% 09/01/06 ........................    1,664,583         1,664,583
                                                                -----------
     TOTAL SHORT-TERM INVESTMENTS
        (Cost $1,664,583) ..................                      1,664,583
                                                                -----------
TOTAL INVESTMENTS--102.0%
     (Cost $30,915,684) ....................                     33,526,052
                                                                -----------
LIABILITIES IN EXCESS
     OF OTHER ASSETS--(2.0)% ...............                       (654,037)
                                                                -----------
NET ASSETS--100.0% .........................                    $32,872,015
                                                                ===========

----------
* -- Non-income producing.
ADR -- American Depository Receipt.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANNUAL REPORT 2006  |  49

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND               PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------

COMMON STOCK--96.7%
APPAREL--4.6%
   Jones Apparel Group, Inc. ...............        3,265       $   102,194
   Liz Claiborne, Inc. .....................        3,180           118,837
   NIKE, Inc., Class B .....................        1,500           121,140
   Pacific Sunwear of California, Inc.* ....       11,165           149,164
   VF Corp. ................................        1,620           113,222
                                                                -----------
                                                                    604,557
                                                                -----------
BUSINESS & PUBLIC SERVICES--1.7%
   ARAMARK Corp., Class B ..................        2,265            74,269
   West Corp.* .............................        2,995           144,299
                                                                -----------
                                                                    218,568
                                                                -----------
COMMUNICATIONS & MEDIA--1.4%
   Vodafone Group PLC ......................        8,273           179,441
                                                                -----------
COMPUTER EQUIPMENT & SERVICES--4.4%
   Agilysys, Inc. ..........................        4,010            54,215
   Hewlett-Packard Co. .....................        7,155           261,587
   International Business Machines Corp. ...        3,205           259,509
                                                                -----------
                                                                    575,311
                                                                -----------
COMPUTER SOFTWARE--3.3%
   McAfee, Inc.* ...........................        3,300            75,108
   Microsoft Corp. .........................       11,890           305,454
   Sybase, Inc.* ...........................        2,065            47,640
                                                                -----------
                                                                    428,202
                                                                -----------
CONSUMER NON-CYCLICAL--0.5%
   National Presto Industries, Inc. ........        1,200            65,280
                                                                -----------
CONSUMER PRODUCTS--0.8%
   Tupperware Brands Corp. .................        6,195           111,572
                                                                -----------
DISTRIBUTION--1.3%
   Avnet, Inc.* ............................        3,270            63,961
   W.W. Grainger, Inc. .....................        1,540           102,872
                                                                -----------
                                                                    166,833
                                                                -----------
DIVERSIFIED OPERATION--5.4%
   Leggett & Platt, Inc. ...................        2,115            48,751
   Loews Corp. .............................       15,360           591,053
   Rent-A-Center, Inc.* ....................        2,735            74,118
                                                                -----------
                                                                    713,922
                                                                -----------
ELECTRONIC COMPONENTS & INSTRUMENTS--0.3%
   Bel Fuse, Inc., Class B .................        1,045            38,634
                                                                -----------
ELECTRONICS--0.3%
   Amphenol Corp., Class A .................          770            44,252
                                                                -----------
FINANCIAL SERVICES--8.0%
   Ameriprise Financial, Inc. ..............        2,125            97,176
   Castlepoint Holdings Ltd. 144A*++ .......        3,725            40,975


                                                 Number
                                                of Shares          Value
                                                ---------       -----------

FINANCIAL SERVICES--(CONTINUED)
   Citigroup, Inc. .........................        2,620       $   129,297
   Countrywide Financial Corp. .............        3,259           110,154
   E*TRADE Financial Corp.* ................        2,670            62,986
   Fannie Mae ..............................        1,845            97,139
   Freddie Mac .............................        5,030           319,908
   Highland Financial Trust 144A++ .........        2,755            38,570
   Peoples Choice Financial Corp. 144A++ ...        1,720             5,160
   Tac Acquisition Corp.* ..................        7,355            40,600
   TD Ameritrade Holding Corp.* ............        6,100           106,872
                                                                -----------
                                                                  1,048,837
                                                                -----------
FOODS--0.9%
   Boulder Specialty Brands, Inc.* .........        4,815            42,492
   Nestle S.A. - ADR .......................          820            70,373
                                                                -----------
                                                                    112,865
                                                                -----------
HEALTH & PERSONAL CARE--2.6%
   Johnson & Johnson .......................        5,320           343,991
                                                                -----------
HEALTH CARE - DRUGS--7.1%
   AstraZeneca PLC .........................        1,345            87,613
   Pfizer, Inc. ............................       16,801           463,036
   Sanofi-Aventis-ADR ......................        5,555           249,697
   Wyeth ...................................        2,760           134,412
                                                                -----------
                                                                    934,758
                                                                -----------
HEALTH CARE - SERVICES--1.5%
   Laboratory Corp. of America Holdings* ...          760            51,999
   Lincare Holdings, Inc.* .................        4,060           150,342
                                                                -----------
                                                                    202,341
                                                                -----------
INSURANCE - LIFE--1.1%
   Torchmark Corp. .........................        1,435            89,272
   UnumProvident Corp. .....................        2,656            50,331
                                                                -----------
                                                                    139,603
                                                                -----------
INSURANCE - OTHER--23.6%
   ACE Ltd.* ...............................        9,160           493,358
   Alleghany Corp.* ........................        1,171           330,281
   AMBAC Financial Group, Inc. .............          940            81,395
   American International Group, Inc. ......        2,635           168,166
   AmTrust Financial Services 144A*++ ......        4,740            35,550
   Assurant, Inc. ..........................        3,115           160,267
   Assured Guaranty Ltd. ...................        5,208           139,314
   CNA Financial Corp.* ....................        4,045           140,240
   Hanover Insurance Group, Inc. ...........        3,325           147,962
   Hartford Financial Services Group, Inc. .          259            22,238
   Marsh & McLennan Companies, Inc. ........        3,425            89,598

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

50  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (continued)   PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------

INSURANCE - OTHER--(CONTINUED)
   MBIA, Inc. ..............................        5,540       $   341,430
   Millea Holdings, Inc.- ADR ..............          495            45,416
   National Atlantic Holdings Corp., Class A*       2,950            30,591
   Quanta Capital Holdings Ltd.* ...........       23,520            45,394
   Radian Group, Inc. ......................        2,825           169,161
   RAM Holdings Ltd.* ......................        2,675            35,283
   Security Capital Assurance ..............        4,225            92,316
   Specialty Underwriters' Alliance, Inc.* .        2,330            18,547
   St. Paul Travelers Companies, Inc., (The)        2,755           120,944
   Wesco Financial Corp. ...................          310           130,370
   White Mountains Insurance Group Ltd. ....          490           259,210
                                                                -----------
                                                                  3,097,031
                                                                -----------
INTERNET SERVICES--1.1%
   IAC/InterActiveCorp* ....................        5,255           149,662
                                                                -----------
LEISURE & LODGING--0.5%
   International Speedway Corp., Class A ...        1,320            63,888
                                                                -----------
MANUFACTURING--2.3%
   Dover Corp. .............................        1,335            64,908
   Makita Corp.- ADR .......................        4,360           127,181
   Tyco International Ltd. .................        3,990           104,338
                                                                -----------
                                                                    296,427
                                                                -----------
MARKETING--0.4%
   FTD Group, Inc.* ........................        3,050            48,343
                                                                -----------
MEDICAL EQUIPMENT AND SUPPLIES--1.0%
   Becton, Dickinson and Co. ...............        1,830           127,551
                                                                -----------
OFFICE EQUIPMENT & SUPPLIES--0.7%
   Avery Dennison Corp. ....................        1,085            67,205
   Xerox Corp.* ............................        1,422            21,060
                                                                -----------
                                                                     88,265
                                                                -----------
OIL & GAS - EXPLORATION--4.0%
   Anadarko Petroleum Corp. ................        2,790           130,879
   Devon Energy Corp. ......................        2,630           164,349
   Mariner Energy, Inc. 144A*++ ............        1,965            37,138
   Pioneer Natural Resources Co. ...........        2,895           120,750
   Quest Resource Corp.* ...................        1,078            12,710
   Quest Resource Corp. 144A*++ ............        2,430            28,650
   Rosetta Resources, Inc. *++ .............        2,035            37,668
                                                                -----------
                                                                    532,144
                                                                -----------
OIL & GAS - INTEGRATED MAJORS--4.7%
   Chevron Corp. ...........................        3,130           201,572
   ConocoPhillips ..........................        3,611           229,046
   Petroleo Brasileiro S.A.- ADR ...........        1,405           125,972


                                                 Number
                                                of Shares          Value
                                                ---------       -----------

OIL & GAS - INTEGRATED MAJORS--(CONTINUED)
   Royal Dutch Shell PLC, Class A- ADR .....          865       $    59,633
                                                                -----------
                                                                    616,223
                                                                -----------
REAL ESTATE INVESTMENT TRUST (REIT)--2.4%
   Alesco Financial Trust 144A++ ...........        4,145            45,595
   Ashford Hospitality Trust ...............        3,000            35,910
   CBRE Realty Finance, Inc. 144A++ ........        4,520            67,800
   KKR Financial Corp. .....................          180             4,304
   KKR Financial Corp. 144A++ ..............          790            18,889
   Luminent Mortgage Capital, Inc. .........        2,450            24,819
   National Health Investors, Inc. .........        2,645            72,314
   Taberna Realty Finance Trust 144A++ .....        3,115            44,856
                                                                -----------
                                                                    314,487
                                                                -----------
RECREATIONAL PRODUCTS - TOYS--2.1%
   Hasbro, Inc. ............................        6,740           136,822
   Mattel, Inc. ............................        7,160           134,894
                                                                -----------
                                                                    271,716
                                                                -----------
RESTAURANTS--0.7%
   Yum! Brands, Inc. .......................        1,775            86,762
                                                                -----------
RETAIL - HARD GOODS--1.2%
   Claire's Stores, Inc. ...................        2,525            69,008
   Sherwin-Williams Co., (The) .............        1,830            94,501
                                                                -----------
                                                                    163,509
                                                                -----------
SCHOOLS--0.4%
   Career Education Corp.* .................        2,800            53,620
                                                                -----------
SERVICES - BUSINESS--1.8%
   Dun & Bradstreet Corp. (The)* ...........        1,370            96,325
   John H. Harland Co. .....................        3,865           144,396
                                                                -----------
                                                                    240,721
                                                                -----------
TELECOMMUNICATION SERVICES--0.6%
   Embarq Corp.* ...........................        1,565            73,790
                                                                -----------
TELECOMMUNICATIONS EQUIPMENT--1.1%
   Motorola, Inc. ..........................        6,370           148,931
                                                                -----------
TOBACCO--1.0%
   UST, Inc. ...............................        2,515           132,943
                                                                -----------
TRAVEL SERVICES--0.5%
   Sabre Holdings Corp., Class A ...........        2,820            61,814
                                                                -----------
UTILITIES - ELECTRIC--1.4%
   Korea Electric Power Corp. (KEPCO) - ADR         9,580           186,044
                                                                -----------
     TOTAL COMMON STOCK
        (Cost $11,217,054) .................                     12,682,838
                                                                -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANNUAL REPORT 2006  |  51

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------

PREFERRED STOCK--0.1%
FOODS--0.1%
   Constellation Brands, Inc.
     5.75% 09/01/06 ........................          350       $    13,913
                                                                -----------
     TOTAL PREFERRED STOCK
        (Cost $10,790) .....................                         13,913
                                                                -----------
WARRANTS--0.1%
   Tac Acquisition Corp.
     $5.00 Expires 06/28/10* ...............       14,710             6,178
                                                                -----------
     TOTAL WARRANTS
        (Cost $219) ........................                          6,178
                                                                -----------


                                                   Par
                                                  (000)
                                                --------
INVESTMENT COMPANY--0.1%
   Morgan Stanley Asia-Pacific Fund, Inc.         $   620            10,249

     TOTAL INVESTMENT COMPANY
        (Cost $6,643) ......................                         10,249

                                                 Number
                                                of Shares          Value
                                                ---------       -----------

SHORT-TERM INVESTMENTS--4.7%
   PNC Bank Money Market
     Deposit Account
     5.25% 09/01/06 ........................      621,921           621,921
                                                                -----------
     TOTAL SHORT-TERM INVESTMENTS
        (Cost $621,921) ....................                        621,921
                                                                -----------
TOTAL INVESTMENTS--101.7%
   (Cost $11,856,627) ......................                     13,335,099
                                                                -----------


                                                 Number
                                                of Shares          Value
                                                ---------       -----------

OPTIONS WRITTEN--(0.5%)
   Career Education Corp.
     Call Options Expire
     01/20/07 $25.00 .......................          (28)      $    (1,823)
   McAfee, Inc.
     Call Options Expire
     09/16/06 $21.00 .......................          (33)           (6,798)
   Microsoft Corp.
     Call Options Expire
     10/21/06 $23.50 .......................          (30)          (10,506)
   Pacific Sunwear of California,
     Inc. Call Options expire
     03/17/07 $15.00 .......................          (48)           (5,050)
   Pacific Sunwear of California,
     Inc. Call Options Expire
     06/16/07 $20.00 .......................          (43)           (1,294)
   Sherwin-Williams Co., (The)
     Call Options Expire
     09/23/06 $40.00 .......................           (4)           (4,700)
   TD Ameritrade Holding Corp
     Call Option expire
     02/17/07 $11.50 .......................          (61)          (39,772)
                                                                -----------
     TOTAL OPTIONS WRITTEN
        (Premiums received $(83,679)) ......                        (69,943)
                                                                -----------
TOTAL INVESTMENTS, NET OF
   OPTIONS WRITTEN--101.2%
   (Cost $11,772,948) ......................                     13,265,156
                                                                -----------
LIABILITIES IN EXCESS
   OF OTHER ASSETS--(1.2)% .................                       (151,704)
                                                                -----------
NET ASSETS--100.0% .........................                    $13,113,452
                                                                ===========

----------
*  -- Non-income producing.
++ -- Security has been valued at fair market value as  determined in good faith by or under the direction of RBB's Board of Directors.
ADR -- American Depository Receipt.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

52  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------
ROBECO WPG TUDOR FUND                                   PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------

COMMON STOCK--92.5%
AIRLINES--2.6%
   JetBlue Airways Corp. #* ................       46,900       $   480,256
   Republic Airways Holdings, Inc.* ........       32,180           512,949
   World Air Holdings, Inc.* ...............       28,800           253,728
                                                                -----------
                                                                  1,246,933
                                                                -----------
APPAREL--3.7%
   Genesco, Inc.* ..........................        6,800           186,864
   Lakeland Industries, Inc. #* ............       65,216           889,542
   Maidenform Brands, Inc.* ................       27,370           486,913
   Quiksilver, Inc.* .......................       17,700           247,800
                                                                -----------
                                                                  1,811,119
                                                                -----------
BANKS - REGIONAL--7.7%
   Bank Mutual Corp. .......................       57,500           707,825
   BankUnited Financial Corp., Class A .....       23,000           592,710
   Berkshire Hills Bancorp, Inc. ...........       11,500           429,180
   Citizens Banking Corp. ..................       22,100           556,920
   Commercial Capital Bancorp, Inc. ........       45,100           716,639
   First Financial Bankshares, Inc. ........            1                39
   Synergy Financial Group, Inc. ...........       46,000           736,460
                                                                -----------
                                                                  3,739,773
                                                                -----------
BROADCASTING--0.5%
   Westwood One, Inc. ......................       34,800           255,084
                                                                -----------
CHEMICALS - COMMODITY--2.3%
   Hercules, Inc.* .........................       28,300           441,480
   Methanex Corp. ..........................       15,200           364,040
   Rockwood Holdings, Inc.* ................       15,000           314,700
                                                                -----------
                                                                  1,120,220
                                                                -----------
CHEMICALS - SPECIALTY--1.0%
   UAP Holding Corp. .......................       23,000           479,090
                                                                -----------
COMPUTER EQUIPMENT & SERVICES--3.0%
   Neoware, Inc. #* ........................       71,600           923,640
   WidePoint Corp.* ........................      186,700           551,885
                                                                -----------
                                                                  1,475,525
                                                                -----------
CONSULTING SERVICES--5.1%
   BearingPoint, Inc.* .....................       26,500           221,540
   First Consulting Group, Inc.* ...........      156,400         1,404,472
   FTI Consulting, Inc.* ...................       32,500           726,050
   MAXIMUS, Inc. ...........................        5,400           143,748
                                                                -----------
                                                                  2,495,810
                                                                -----------
CONSUMER PRODUCTS--2.9%
   Flanders Corp.* .........................       48,603           488,460
   Jarden Corp.* ...........................       15,400           451,528
   Libbey, Inc. ............................       53,100           449,757
                                                                -----------
                                                                  1,389,745
                                                                -----------


                                                 Number
                                                of Shares          Value
                                                ---------       -----------

DATA PROCESSING SERVICES--0.7%
   MoneyGram International, Inc. ...........       10,630       $   333,782
                                                                -----------
ELECTRONIC COMPONENTS & INSTRUMENTS--1.0%
   Pemstar, Inc. #* ........................      121,850           465,467
                                                                -----------
ELECTRONIC EQUIPMENT & PRODUCTS--0.8%
   Measurement Specialties, Inc.* ..........       13,200           265,848
   SonoSight, Inc.* ........................        4,300           136,439
                                                                -----------
                                                                    402,287
                                                                -----------
FINANCIAL SERVICES--2.2%
   Technology Investment Capital Corp. .....       31,000           463,760
   WSFS Financial Corp. ....................        9,700           613,525
                                                                -----------
                                                                  1,077,285
                                                                -----------
FOODS--1.7%
   Del Monte Foods Co. .....................       74,300           824,730
                                                                -----------
GAS UTILITIES--1.9%
   New Jersey Resources Corp. ..............        5,000           248,300
   UGI Corp. ...............................       14,300           354,640
   Vectren Corp. ...........................       11,100           305,916
                                                                -----------
                                                                    908,856
                                                                -----------
HEALTH CARE - DRUGS--0.3%
   Durect Corp.* ...........................       44,900           163,436
                                                                -----------
HEALTH CARE - SERVICES--2.2%
   American Dental Partners, Inc.* .........       18,600           306,156
   Endocare, Inc. #* .......................        5,320            10,906
   LifePoint Hospitals, Inc.* ..............       22,800           776,340
                                                                -----------
                                                                  1,093,402
                                                                -----------
HEALTH CARE - SUPPLIES--0.3%
   Cantel Medical Corp.* ...................       10,400           146,952
                                                                -----------
HOUSEHOLD PRODUCTS--1.5%
   Lifetime Brands, Inc. # .................       35,400           706,584
                                                                -----------
INSURANCE - OTHER--4.3%
   AmCOMP, Inc.* ...........................       61,840           599,230
   Amerisafe, Inc.* ........................        8,000            86,000
   Assured Guaranty Ltd. ...................       28,300           757,025
   Endurance Specialty Holdings Ltd. .......        6,600           212,982
   Hooper Holmes, Inc.* ....................       81,840           266,798
   Zenith National Insurance Corp. .........        4,400           166,320
                                                                -----------
                                                                  2,088,355
                                                                -----------
INTERNET SERVICES--3.8%
   Openwave Systems, Inc.* .................       14,590           118,033
   Packeteer, Inc.* ........................       19,500           195,975
   SafeNet, Inc.* ..........................       66,700         1,253,960
   WatchGuard Technologies, Inc.* ..........       72,702           301,713
                                                                -----------
                                                                  1,869,681
                                                                -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANNUAL REPORT 2006  |  53

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------
ROBECO WPG TUDOR FUND (continued)                       PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------

MACHINERY--0.8%
   Global Power Equipment Group, Inc. #* ...      184,050       $   408,591
                                                                -----------
MANUFACTURING--1.8%
   Hexcel Corp.* ...........................       36,500           548,230
   Olin Corp. ..............................       20,300           305,109
                                                                -----------
                                                                    853,339
                                                                -----------
MARINE--1.0%
   Maritrans, Inc. .........................       19,500           482,625
                                                                -----------
MEDIA & ENTERTAINMENT--1.1%
   New Frontier Media, Inc.* ...............       65,400           548,706
                                                                -----------
METALS & MINING--1.4%
   Uranium Resources, Inc.* ................      157,657           693,691
                                                                -----------
OIL & GAS - EXPLORATION--2.9%
   Bronco Drilling Co., Inc.* ..............       12,120           235,249
   InterOil Corp. #* .......................       31,110           494,027
   Rosetta Resources, Inc. 144A*++ .........       18,000           333,180
   Rosetta Resources, Inc. #* ..............       17,700           327,627
                                                                -----------
                                                                  1,390,083
                                                                -----------
OIL SERVICES--3.4%
   Newpark Resources, Inc.* ................      300,410         1,664,271
                                                                -----------
PAPER FOREST PRODUCTS & PACKAGING--0.7%
   Schweitzer-Mauduit International, Inc. ..       18,610           353,590
                                                                -----------
PUBLISHING & INFORMATION SERVICES--4.9%
   MDC Partners, Inc.* .....................      255,780         1,908,119
   Princeton Review, Inc., (The) #* ........       88,454           458,192
                                                                -----------
                                                                  2,366,311
                                                                -----------
RAILROAD & BULK SHIPPING--1.0%
   RailAmerica, Inc.* ......................       50,400           508,536
                                                                -----------
REAL ESTATE INVESTMENT TRUST (REIT)--10.3%
   Annaly Capital Management, Inc. .........       25,800           322,758
   Anworth Mortgage Asset Corp. ............       48,600           380,538
   Capital Lease Funding, Inc. .............       78,700           899,541
   Colonial Properties Trust ...............        4,400           218,152
   Deerfield Triarc Capital Corp. ..........       31,000           411,060
   Education Realty Trust, Inc. ............       19,500           276,315
   Federal Realty Investment Trust .........        4,500           333,315
   KKR Financial Corp. .....................       14,100           337,131
   Luminent Mortgage Capital, Inc. .........      102,600         1,039,338
   MFA Mortgage Investments, Inc. ..........      110,500           776,815
                                                                -----------
                                                                  4,994,963
                                                                -----------


                                                 Number
                                                of Shares          Value
                                                ---------       -----------

RESTAURANTS--0.5%
   Cheesecake Factory, Inc., (The)* ........       10,200       $   253,878
                                                                -----------
RETAIL--0.4%
   1-800-FLOWERS.COM, Inc., Class A* .......       41,900           193,159
                                                                -----------
SERVICES - BUSINESS--3.8%
   Geo Group, Inc. (The)* ..................        2,700           120,609
   Marlin Business Services Corp.* .........       24,800           554,280
   Pre-Paid Legal Services, Inc. # .........       31,000         1,164,360
                                                                -----------
                                                                  1,839,249
                                                                -----------
TELECOMMUNICATIONS EQUIPMENT--2.2%
   Axesstel, Inc.* .........................      364,350           582,960
   CPI International, Inc.* ................       12,600           158,760
   Plantronics, Inc. .......................       19,700           353,024
                                                                -----------
                                                                  1,094,744
                                                                -----------
TOBACCO--1.1%
   Universal Corp. .........................       13,500           521,505
                                                                -----------
TRANSPORTATION - SHIPPING--1.6%
   Omega Navigation Enterprises, Inc. ......       11,300           165,545
   OMI Corp. ...............................       10,600           238,712
   Seaspan Corp. ...........................       15,900           361,725
                                                                -----------
                                                                    765,982
                                                                -----------
TRUCKING--1.7%
   Marten Transport Ltd.* ..................       48,310           804,845
                                                                -----------
UTILITIES - ELECTRIC--2.4%
   El Paso Electric Co.* ...................       23,000           549,930
   Great Plains Energy, Inc. ...............        9,700           296,044
   Hawaiian Electric Industries, Inc. ......       11,100           304,362
                                                                -----------
                                                                  1,150,336
                                                                -----------
     TOTAL COMMON STOCK
        (Cost $41,613,506) .................                     44,982,520
                                                                -----------
RIGHTS/WARRANTS--0.4%
DIVERSIFIED OPERATION--0.1%
   Fortress America Acquisition Corp.
     $5.00 expires 07/12/09* ...............       74,000            34,780
                                                                -----------
TRANSPORT - SERVICES--0.3%
   Navios Maritime Holdings, Inc.
     $5.00 expires 12/9/08* ................      308,950           151,385
                                                                -----------
     TOTAL RIGHTS/WARRANTS
        (Cost $44,400) .....................                        186,165
                                                                ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

54  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------
ROBECO WPG TUDOR FUND (concluded)                       PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------

SHORT-TERM INVESTMENTS--7.1%
   Dreyfus Government Cash
     Management Fund
     5.134% 09/01/06 .......................    3,449,269       $ 3,449,269
                                                                -----------
     TOTAL SHORT-TERM INVESTMENTS
        (Cost $3,449,269) ..................                      3,449,269
                                                                -----------
TOTAL INVESTMENTS--100.0%
   (Cost $45,107,175) ......................                     48,617,954
                                                                -----------
LIABILITIES IN EXCESS
   OF OTHER ASSETS--0.0% ...................                        (10,620)
                                                                -----------
NET ASSETS--100.0% .........................                    $48,607,334
                                                                ===========

----------
* --  Non-income producing.
# --  Portion of security out on loan (See Note 6).
++ -- Security has been valued at fair market value as  determined in good faith by or under the  direction of RBB's Board of  Directors.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of
        1933  and   may  not   be   resold   subject  to  that  rule  except  to
        qualified institutional buyers.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANNUAL REPORT 2006  |  55

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------
ROBECO WPG LARGE CAP GROWTH FUND                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------

COMMON STOCK--98.9%
AEROSPACE/DEFENSE--1.9%
   General Dynamics Corp. ..................        5,400       $   364,770
                                                                -----------
AIRLINES--0.7%
   Southwest Airlines Co. ..................        8,200           142,024
                                                                -----------
APPAREL--1.9%
   VF Corp. ................................        5,250           366,922
                                                                -----------
BUILDING & CONSTRUCTION--2.1%
   Caterpillar, Inc. .......................        6,100           404,735
                                                                -----------
CEMENT MANUFACTURING--0.8%
   Cemex S.A. de C.V. - ADR ................        5,140           148,495
                                                                -----------
CHEMICALS - COMMODITY--2.1%
   Huntsman Corp. ..........................       21,600           390,096
                                                                -----------
COMMERCIAL SERVICES--1.0%
   Moody's Corp. ...........................        3,050           186,599
                                                                -----------
COMPUTER EQUIPMENT & SERVICES--6.6%
   BMC Software, Inc.* .....................        8,250           219,615
   Hewlett-Packard Co. .....................       17,000           621,520
   International Business Machines Corp. ...        5,100           412,947
                                                                -----------
                                                                  1,254,082
                                                                -----------
COMPUTER SOFTWARE--3.0%
   Microsoft Corp. .........................       22,250           571,602
                                                                -----------
CONSUMER CYCLICAL SERVICES--1.0%
   Wal-Mart Stores, Inc. ...................        4,300           192,296
                                                                -----------
CONSUMER NON-CYCLICAL--3.7%
   Colgate-Palmolive Co. ...................        6,200           371,132
   Energizer Holdings, Inc.* ...............        4,850           324,271
                                                                -----------
                                                                    695,403
                                                                -----------
DIVERSIFIED OPERATIONS--1.2%
   General Electric Co. ....................        6,450           219,687
                                                                -----------
ENERGY--1.4%
   TXU Corp. ...............................        4,000           264,840
                                                                -----------
FINANCIAL SERVICES--7.0%
   American Express Co. ....................        7,950           417,693
   Ameriprise Financial, Inc. ..............        2,160            98,777
   Genworth Financial, Inc., Class A .......        4,400           151,492
   Goldman Sachs Group, Inc., (The) ........        2,350           349,327
   JPMorgan Chase & Co. ....................        6,700           305,922
                                                                -----------
                                                                  1,323,211
                                                                -----------
FOODS--5.2%
   Altria Group, Inc. ......................        2,500           208,825
   Archer-Daniels-Midland Co. ..............        9,400           386,998
   H.J. Heinz Co. ..........................        9,450           395,388
                                                                -----------
                                                                    991,211
                                                                -----------


                                                 Number
                                                of Shares          Value
                                                ---------       -----------

HEALTH & PERSONAL CARE--1.5%
   Becton, Dickinson and Co. ...............        2,900       $   202,130
   Johnson & Johnson .......................        1,250            80,825
                                                                -----------
                                                                    282,955
                                                                -----------
HEALTH CARE - SERVICES--9.5%
   Amgen, Inc.* ............................        7,900           536,647
   Express Scripts, Inc.* ..................        3,250           273,260
   Humana, Inc.* ...........................        3,850           234,581
   McKesson Corp. ..........................        6,700           340,360
   UnitedHealth Group, Inc. ................        8,150           423,392
                                                                -----------
                                                                  1,808,240
                                                                -----------
HEALTHCARE FACILITIES/SUPPLIES--2.9%
   Gilead Sciences, Inc.* ..................        8,550           542,070
                                                                -----------
INSURANCE - OTHER--2.3%
   Allstate Corp., (The) ...................        4,600           266,524
   St. Paul Travelers Companies, Inc., (The)        3,900           171,210
                                                                -----------
                                                                    437,734
                                                                -----------
INTERNET SERVICES--1.8%
   Expedia, Inc.* ..........................       20,500           334,560
                                                                -----------
INTERNET SOFTWARE--1.7%
   Google, Inc., Class A* ..................          300           113,559
   Novell, Inc.* ...........................       31,600           210,772
                                                                -----------
                                                                    324,331
                                                                -----------
MEDIA & ENTERTAINMENT--2.2%
   CBS Corp., Class B ......................       14,600           416,830
                                                                -----------
MEDICAL EQUIPMENT AND SUPPLIES--4.2%
   AstraZeneca PLC - ADR ...................        4,800           312,672
   Cephalon, Inc.* .........................        2,700           153,954
   Waters Corp.* ...........................        7,750           330,537
                                                                -----------
                                                                    797,163
                                                                -----------
METALS--1.5%
   Phelps Dodge Corp. ......................        3,150           281,925
                                                                -----------
OIL & GAS - INTEGRATED MAJORS--3.8%
   ConocoPhillips ..........................        7,300           463,039
   Valero Energy Corp. .....................        4,400           252,560
                                                                -----------
                                                                    715,599
                                                                -----------
PAPER FOREST PRODUCTS & PACKAGING--0.6%
   Temple-Inland, Inc. .....................        2,350           104,622
                                                                -----------
PUBLISHING & INFORMATION SERVICES--1.9%
   McGraw-Hill Companies, Inc., (The) ......        6,450           360,620
                                                                -----------
RESTAURANTS--1.4%
   Yum! Brands, Inc. .......................        5,600           273,728
                                                                -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

56  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------
ROBECO WPG LARGE CAP GROWTH FUND (concluded)            PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares          Value
                                                ---------       -----------

RETAIL--7.0%
   J.C. Penney Co., Inc. ...................        7,950       $   501,168
   Limited Brands, Inc. ....................       16,500           424,545
   Office Depot, Inc.* .....................       10,600           390,504
                                                                -----------
                                                                  1,316,217
                                                                -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--6.1%
   Advanced Micro Devices, Inc.* ...........        5,500           137,445
   Intel Corp. .............................       20,250           395,685
   Intersil Corp., Class A .................       10,500           266,175
   Micron Technology, Inc.* ................       20,800           359,424
                                                                -----------
                                                                  1,158,729
                                                                -----------
SERVICES - BUSINESS--1.5%
   Accenture Ltd., Class A .................        9,300           275,838
                                                                -----------
TECHNOLOGY--1.9%
   Seagate Technology, Inc. ................       15,750           350,438
                                                                -----------
TELECOMMUNICATIONS--0.6%
   NII Holdings, Inc.* .....................        2,300           122,705
                                                                -----------
TELECOMMUNICATIONS EQUIPMENT--4.0%
   Motorola, Inc. ..........................       16,700           390,446
   Nokia Oyj - ADR .........................       17,700           369,576
                                                                -----------
                                                                    760,022
                                                                -----------
TRANSPORTATION - SHIPPING--2.9%
   Burlington Northern Santa Fe Corp. ......        4,700           314,665
   Ryder System, Inc. ......................        4,850           239,687
                                                                -----------
                                                                    554,352
                                                                -----------
     TOTAL COMMON STOCK
        (Cost $16,536,339) .................                     18,734,651
                                                                -----------
INVESTMENT COMPANY--0.9%
INVESTMENT--0.9%
   iShares Russell 1000 Growth Index Fund ..        3,150           160,115
                                                                -----------
TOTAL INVESTMENT COMPANY
   (Cost $152,271) .........................                        160,115
                                                                -----------
TOTAL INVESTMENTS--99.8%
   (Cost $16,688,610) ......................                     18,894,766
                                                                -----------
OTHER ASSETS IN EXCESS
   OF LIABILITES--0.2% .....................                        39,790
                                                                -----------
NET ASSETS--100.0% .........................                    $18,934,556
                                                                ===========

----------
* -- Non-income producing.
ADR -- American Depository Receipt.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANNUAL REPORT 2006  |  57

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND                               PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                Moody's/
                                  S&P               Par
                              (Unaudited)         (000's)           Value
                              -----------         -------       ------------

GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS--30.7%
FEDERAL HOME LOAN MORTGAGE CORP.--3.1%
   5.500% 09/01/19 ..........    Aaa/AAA          $ 2,430       $  2,419,734
   6.000% 01/01/36 ..........    Aaa/AAA            3,001          3,006,260
                                                                ------------
                                                                   5,425,994
                                                                ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--26.3%
   9.000% 11/01/10 ..........    Aaa/AAA               44             47,747
   6.500% 12/01/14 ..........    Aaa/AAA              439            446,998
   4.500% 09/15/21(TBA) .....    Aaa/AAA            3,180          3,055,783
   5.000% 09/15/21(TBA) .....    Aaa/AAA            8,470          8,292,655
   7.500% 02/01/31 ..........    Aaa/AAA               72             74,483
   5.500% 07/01/34 ..........    Aaa/AAA            4,088          4,012,304
   5.000% 09/15/36(TBA) .....    Aaa/AAA           10,880         10,420,995
   5.500% 09/15/36(TBA) .....    Aaa/AAA           11,270         11,058,688
   6.000% 09/15/36(TBA) .....    Aaa/AAA            6,115          6,120,736
   6.500% 09/15/36(TBA) .....    Aaa/AAA            3,410          3,461,150
                                                                ------------
                                                                  46,991,539
                                                                ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.3%
   7.500% 09/15/07 ..........    Aaa/AAA               21             21,262
   6.500% 02/15/24 ..........    Aaa/AAA              233            238,082
   6.500% 04/15/24 ..........    Aaa/AAA               98             99,751
   6.500% 10/15/24 ..........    Aaa/AAA              362            369,975
   3.999% 05/16/27 ..........    Aaa/AAA            1,707          1,657,036
                                                                ------------
                                                                   2,386,106
                                                                ------------
     TOTAL GOVERNMENT AGENCY
        MORTGAGE-BACKED
        OBLIGATIONS
        (Cost $54,643,055) .............                          54,803,639
                                                                ------------
GOVERNMENT AGENCY OBLIGATIONS--3.5%
FEDERAL HOME LOAN MORTGAGE CORP.--3.1%
   3.350% 04/01/08 ..........    Aaa/AAA              570            555,051
   3.500% 04/01/08 ..........    Aaa/AAA            1,330          1,297,130
   4.125% 09/01/09 ..........    Aaa/AAA              635            619,009
   4.375% 03/17/10 ..........    Aaa/AAA            1,700          1,663,637
   4.125% 10/18/10 ..........    Aaa/AAA            1,490          1,440,122
                                                                ------------
                                                                   5,574,949
                                                                ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.4%
   3.250% 08/15/08 ..........    Aaa/AAA              700            676,026
                                                                ------------
     TOTAL GOVERNMENT AGENCY
        OBLIGATIONS
        (Cost $6,356,062) ..............                           6,250,975
                                                                ------------


                                Moody's/
                                  S&P               Par
                              (Unaudited)         (000's)           Value
                              -----------         -------       ------------

ASSET BACKED SECURITIES--31.1%
AUTOMOBILES--3.3%
   Honda Auto Receivables Owner Trust
     Series 2006-2 Class A4
     5.280% 01/23/12 ........    Aaa/AAA          $ 1,460       $  1,464,526
   Nissan Auto Receivables Owner Trust
     Series 2006-C Class A3
     5.440% 04/15/10 ........    Aaa/AAA            1,840          1,852,034
   USAA Auto Owner Trust
     Series 2005-3 Class A3
     4.550% 02/16/10 ........    Aaa/AAA            1,100          1,090,636
   USAA Auto Owner Trust
     Series 2006-3 Class A4
     5.360% 06/15/12 ........    Aaa/AAA              645            648,238
   Volkswagen Auto Lease Trust
     Series 2006-A Class A3
     5.500% 09/21/09 ........    Aaa/AAA              795            799,457
                                                                ------------
                                                                   5,854,891
                                                                ------------
CREDIT CARDS--4.6%
   Chase Issuance Trust
     Series 2005-A10 Class A10
     4.650% 12/17/12 ........    Aaa/AAA            1,470          1,446,869
   Citibank Credit Card Issuance Trust
     Series 2000-A3 Class A3
     6.875% 11/16/09 ........    Aaa/AAA            1,505          1,532,923
   Citibank Credit Card Issuance Trust
     Series 2003-A3 Class A3
     3.100% 03/10/10 ........    Aaa/AAA            1,750          1,696,432
   Citibank Credit Card Issuance Trust
     Series 2003-A6 Class A6
     2.900% 05/17/10 ........    Aaa/AAA            1,000            963,166
   Citibank Credit Card Issuance Trust
     Series  2003-A11 Class A11
     5.557% 10/15/09(a) .....    Aaa/AAA            1,200          1,200,819
   Citibank Credit Card Issuance Trust
     Series 2006-A5 Class A5
     5.300% 05/20/11 ........    Aaa/AAA              790            793,521
   MBNA Credit Card Master Note Trust
     Series 2005-A1 Class A1
     4.200% 09/15/10 ........    Aaa/AAA              670            660,308
                                                                ------------
                                                                   8,294,038
                                                                ------------
MORTGAGE BACKED SECURITIES--23.2%
   Aames Mortgage Investment Trust
     Series 2005-4 Class 2A
     15.444% 10/25/35(a)(c) Aaa/AAA                   490            490,151
   AEGIS Asset Backed Securities Trust
     Series 2005-4 Class 1A1
     5.434% 10/25/35(a)(c) ..    Aaa/AAA              361            360,925
   American Home Mortgage Investment Trust
     Series 2005-3 Class 2A1
     5.504% 09/25/35(a) (c) .    Aaa/AAA              880            875,245
   Banc of America Commercial Mortgage, Inc.
     Series 2005-5 Class A4
     5.115% 10/10/45 ........    Aaa/AAA            1,500          1,462,389

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

58  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND (continued)                   PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                Moody's/
                                  S&P               Par
                              (Unaudited)         (000's)           Value
                              -----------         -------       ------------

MORTGAGE BACKED SECURITIES--(CONTINUED)
   Banc of America Commercial Mortgage, Inc.
     Series 2005-6 Class A4
     5.354% 09/10/47 ........    Aaa/AAA          $   820       $    807,803
   Banc of America Funding Corp.
     Series 2005-E Class 4A1
     4.106% 03/20/35(a) .....    Aaa/AAA            1,782          1,747,548
   Centex Home Equity
     Series 2006-A Class AV1
     5.374% 06/25/36(a) .....    Aaa/AAA              610            610,287
   Citigroup/Deutsche Bank Commercial
     Mortgage Trust Series 2005-CD1
     Class A4
     5.400% 07/15/44 ........    Aaa/AAA            1,500          1,481,964
   Commerical Mortgage Asset Trust
     Series 1999-C2 Class A2
     7.546% 11/17/32 ........    Aaa/AAA              325            342,113
   CS First Boston Mortgage Securities
     Corp. Series 2005-C4 Class A5
     5.104% 08/15/38 ........    Aaa/AAA              810            789,351
   First Union-Lehman Brothers-Bank of
     America Series 1998-C2 .Class A2
     6.560% 11/18/35 ........    Aaa/AAA              544            551,528
   GE Capital Commercial Mortgage Corp.
     Series 2005-C4 Class A4
     5.511% 11/10/45 ........    Aaa/AAA              790            785,811
   GE-WMC Mortgage Securities
     Series 2005-1 Class A2A
     5.444% 10/25/35(a) .....    Aaa/AAA              759            759,094
   Greenpoint Mortgage Funding Trust
     Series 2005-HE4 Class 2A1C
     5.434% 07/25/30(a) .....    Aaa/AAA              145            144,701
   Greenwich Capital Commercial Funding Corp.
     Series 2005GG5 Class A5
     5.224% 04/10/37 ........    Aaa/AAA              400            393,262
   GSAMP Trust Series 2005-HE4 Class A2A
     5.444% 08/25/35(a) .....    Aaa/AAA              232            232,074
   GSR Mortgage Loan Trust
     Series 2005-AR6 Class 3A1
     4.561% 09/25/35(a) (d) .    Aaa/AAA            1,786          1,754,496
   IXIS Real Estate Capital Trust
     Series 2006-HE2 Class A1
     5.384% 08/25/36(a) .....    Aaa/AAA              897            896,985
   JP Morgan Alternative Loan Trust
     Series 2006-S2 Class A1B
     5.394% 05/25/36(a) .....    Aaa/AAA            1,498          1,498,217
   JP Morgan Chase Commercial Mortgage
     Securities Corp. Series 2005-CB13
     Class A4
     5.472% 01/12/43(d) .....    Aaa/AAA            1,370          1,357,922


                                Moody's/
                                  S&P               Par
                              (Unaudited)         (000's)           Value
                              -----------         -------       ------------

MORTGAGE BACKED SECURITIES--(CONTINUED)
   JP Morgan Chase Commercial Mortgage
     Securities Corp. Series 2005-LDP5
     Class A4
     5.345% 12/15/44 ........    Aaa/AAA          $ 1,600       $  1,578,159
   JP Morgan Mortgage Acquisition Corp.
     Series 2005-WMC1 Class A2
     5.444% 09/25/35(a) .....    Aaa/AAA              489            488,886
   JP Morgan Mortgage Trust
     Series 2004-S2 Class 4A5
     6.000% 11/25/34(d) Aaa/AAA                     1,303          1,300,358
   Long Beach Mortgage Loan Trust
     Series 2005-3 Class 2A1
     5.444% 09/25/35(a) .....    Aaa/AAA              423            423,017
   Long Beach Mortgage Loan Trust
     Series 2006-4 Class 2A1
     5.374% 05/25/36(a) .....    Aaa/AAA              357            356,951
   Merrill Lynch Mortgage Investors Trust
     Series 2006 WMC1 Class A2A
     5.404% 01/25/37(a) .....    Aaa/AAA              508            508,253
   Merrill Lynch Mortgage Investors Trust
     Series 2006-RM2 Class A2A
     5.354% 05/25/37(a) .....    Aaa/AAA            1,469          1,468,931
   Merrill Lynch Mortgage Trust
     Series 2005-CKI1 Class A6
     5.417% 11/12/37 ........    Aaa/AAA              710            701,968
   Morgan Stanley Capital I
     Series 2005-HQ7 Class A4
     5.375% 11/14/42 ........    Aaa/AAA            1,590          1,568,373
   Morgan Stanley Capital I
     Series 2006-HE4 Class A1
     5.364% 06/25/36(a) .....    Aaa/AAA            1,374          1,373,677
   Morgan Stanley Capital I
     Series 2006-HQ8 Class A4
     5.561% 03/12/44 ........    Aaa/AAA            1,300          1,301,305
   Morgan Stanley Home Equity Loans
     Series 2006-3 Class A1
     5.374% 04/25/36(a) .....    Aaa/AAA              760            760,354
   Novastar Home Equity Loan
     Series 2005-3 Class A2A
     5.454% 01/25/36(a) .....    Aaa/AAA              570            570,151
   Residential Asset Mortgage Products,
     Inc. Series 2005-EFC4 Class A1
     5.434% 09/25/35(a) .....    Aaa/AAA              694            694,606
   Saxon Asset Securities Trust
     Series 2005-3 Class A2A
     5.444% 11/25/35(a) .....    Aaa/AAA              525            524,588
   Securitized Asset Backed Receivables,
     LLC Series 2006-FR1 Class A2A
     5.394% 11/25/35(a) .....    Aaa/AAA            1,015          1,015,671
   Soundview Home Equity Loan Trust
     Series 2006-OPT3 Class 2A1
     5.384% 06/25/36(a) .....    Aaa/AAA              867            866,996
   Soundview Home Equity Loan Trust
     Series 2006-OPT5 Class 2A1
     5.354% 07/25/36(a) .....    Aaa/AAA            2,108          2,108,290

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANNUAL REPORT 2006  |  59

ROBECO INVESTMENT FUNDS

--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND (continued)                   PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                Moody's/
                                  S&P               Par
                              (Unaudited)         (000's)           Value
                              -----------         -------       ------------

MORTGAGE BACKED SECURITIES--(CONTINUED)
   Specialty Underwriting & Residential
     Finance Series 2005-AB2 Class A1A
     5.434% 06/25/36(a) .....    Aaa/AAA          $   423       $    422,765
   Wachovia Bank Commerical Mortgage Trust
     Series 2005-C21 Class A1
     5.058% 10/15/44 ........    Aaa/AAA              591            588,917
   Washington Mutual Series 2005-AR12
     Class 1A8
     4.839% 10/25/35(d) .....    Aaa/AAA            1,597          1,574,720
   Wells Fargo Mortgage Backed Securities
     Trust Series 2004-EE Class 2A1
     3.989% 12/25/34 ........    Aaa/AAA            1,590          1,551,627
   Wells Fargo Mortgage Backed Securities
     Trust Series 2005-AR16 Class 6A3
     4.999% 10/25/35 ........    Aaa/AAA            2,386          2,355,173
                                                                ------------
                                                                  41,445,602
                                                                ------------
     TOTAL ASSET BACKED SECURITIES
        (Cost $55,904,215) .............                          55,594,531
                                                                ------------
CORPORATE BONDS--18.9%
AEROSPACE/DEFENSE--0.5%
   Northrop Grumman Corp. ...
     7.125% 02/15/11 ........   Baa2/BBB+             780            832,834
                                                                ------------
BANKING--0.5%
   Popular North America, Inc.
     4.700% 06/30/09 ........    A3/BBB+              835            816,798
                                                                ------------
BANKS - MAJOR--0.8%
   Citigroup, Inc. ..........
     6.125% 08/25/36 ........    Aa2e/A+              530            535,454
   HSBC Holdings PLC
     6.500% 05/02/36 ........    Aa3/A+               515            542,302
   RBS Capital Trust II
     6.425% 01/03/34 ........     A1/A                325            318,692
                                                                ------------
                                                                   1,396,448
                                                                ------------
BANKS - REGIONAL--1.2%
   Bank of America Corp. ....
     5.750% 08/15/16 ........    Aa3/A+             1,620          1,638,680
   Wachovia Corp. ...........
     5.250% 08/01/14 ........     A1/A                535            525,231
                                                                ------------
                                                                   2,163,911
                                                                ------------
BEVERAGES--0.1%
   Diageo Capital PLC
     3.375% 03/20/08 ........     A3/A-                95             92,270
                                                                ------------
CABLE--0.4%
   Comcast Corp. ............
     5.900% 03/15/16 ........   Baa2/BBB+             730            723,652
                                                                ------------


                                Moody's/
                                  S&P               Par
                              (Unaudited)         (000's)           Value
                              -----------         -------       ------------

FINANCE--5.7%
   American General Finance Corp.
     4.875% 05/15/10 ........     A1/A+           $   660       $    648,175
     5.850% 06/01/13 ........     A1/A+               715            725,157
   CIT Group Funding Co. of Canada
     4.650% 07/01/10 ........     A2/A              1,045          1,018,284
   Countrywide Home Loans, Inc.
     2.875% 02/15/07 ........     A3/A                125            123,599
   Genworth Global Funding Trust
     5.375% 09/15/11 ........   Aa3e/AA-            1,500          1,502,164
   Goldman Sachs Group Inc. .
     5.350% 01/15/16# .......    Aa3/A+               235            229,684
   Household Finance
     4.125% 11/16/09 ........    Aa3/AA-              815            786,465
     5.700% 06/01/11 ........    Aa3/AA-              805            816,657
   Merrill Lynch & Co., Inc.
     6.050% 05/16/16 ........    A1/A                 565            582,186
   Morgan Stanley
     4.000% 01/15/10 ........    Aa3/A+               900            864,310
     5.050% 01/21/11 ........    Aa3/A+               715            705,353
     5.625% 01/09/12 ........    Aa3/A+               955            963,046
   UBS AG Stamford
     5.875% 07/15/16 ........    Aa3e/AA              500            510,949
   Unilever Capital Corp. ...
     7.125% 11/01/10 ........     A1/A+               645            686,525
                                                                ------------
                                                                  10,162,554
                                                                ------------
HOTELS--0.4%
   Harrahs Operating Co., Inc.
     6.500% 06/01/16 ........   Baa3/BBB-             680            674,617
                                                                ------------
INDUSTRIAL--1.3%
   Caterpillar Financial Services Corp.
     4.300% 06/01/10 ........     A2/A              1,185          1,146,002
   John Deere Capital Corp. .
     5.650% 07/25/11 ........    A3e/A-               790            799,890
   Textron Financial Corp. ..
     4.600% 05/03/10 ........     A3/A-               440            428,747
                                                                ------------
                                                                   2,374,639
                                                                ------------
INSURANCE - OTHER--2.2%
   Chubb Corp. ..............
     4.934% 11/16/07 ........     A2/A                980            974,861
   Hartford Life Global Funding Trust
     5.200% 02/15/11 ........    Aa3/AA-              595            594,271
   Metropolitan Life Global Funding I
     5.750% 07/25/11 ........    Aa2/AA             1,330          1,352,988
   Monumental Global Funding II
     5.650% 07/14/11(b) .....    Aa3/AA             1,090          1,103,944
                                                                ------------
                                                                   4,026,064
                                                                ------------
MANUFACTURING--0.3%
   Siemens Financieringsmat
     5.750% 10/17/16(b) .....    Aa3/AA-              505            511,104
                                                                ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

60  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006
--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND (concluded)                   PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                Moody's/
                                  S&P               Par
                              (Unaudited)         (000's)           Value
                              -----------         -------       ------------

MEDIA--0.8%
   Viacom, Inc. .............
     6.250% 04/30/16(b) .....   Baa3/BBB          $   900       $    888,328
   Walt Disney Co. ..........
     5.700% 07/15/11 ........     A3/A-               525            532,288
                                                                ------------
                                                                   1,420,616
                                                                ------------
MINING & METALS--0.4%
   BHP Billiton Finance USA Ltd.
     5.000% 12/15/10 ........     A1/A+               710            701,116
                                                                ------------
OIL & GAS - EXPLORATION--0.5%
   Encana Corp. .............
     6.300% 11/01/11 ........    Baa2/A-              895            926,791
                                                                ------------
OIL & GAS - INTEGRATED MAJORS--0.7%
   Norsk Hydro ASA
     6.360% 01/15/09 ........     A2/A-             1,185          1,213,249
                                                                ------------
OIL FIELD MACHINERY & EQUIPMENT--0.4%
   Halliburton Co. ..........
     5.500% 10/15/10 ........   Baa1/BBB+             800            803,155
                                                                ------------
REAL ESTATE--0.2%
   Duke Reality LP
     5.625% 08/15/11 ........   Baa1/BBB+             380            380,540
                                                                ------------
REAL ESTATE INVESTMENT TRUST (REIT)--0.3%
   Simon Property Group LP
     5.875% 03/01/17 ........   Baa1e/A-              490            491,512
                                                                ------------
TELECOMMUNICATION SERVICES--0.5%
   Embarq Corp. .............
     7.082% 06/01/16 ........   Baa3/BBB-             560            571,389
   Embarq Corp. .............
     7.995% 06/01/36 ........   Baa3/BBB-             265            276,967
                                                                ------------
                                                                     848,356
                                                                ------------
TELEPHONE - INTEGRATED--0.9%
   BellSouth Corp. ..........
     4.200% 09/15/09 ........     A2/A                865            836,187
   Telecom Italia Capital SA
     5.250% 10/01/15 ........   Baa2/BBB+             750            701,049
                                                                ------------
                                                                   1,537,236
                                                                ------------
TEXTILES & APPAREL--0.4%
   Cintas Corp. No. 2
     6.150% 08/15/36 ........     A2/A                810            816,643
                                                                ------------
UTILITY--0.4%
   TransCanada Pipelines
     5.850% 03/15/36 ........     A2/A-               800            785,863
                                                                ------------
     TOTAL CORPORATE BONDS
        (Cost $33,288,545) .............                          33,699,968
                                                                ------------


                                Moody's/
                                  S&P               Par
                              (Unaudited)         (000's)           Value
                              -----------         -------       ------------

TREASURY OBLIGATIONS--25.2%
U.S. TREASURY BONDS--2.1%
     4.500% 02/15/36# .......    Aaa/AAA          $ 3,925       $  3,694,100
                                                                ------------
U.S. TREASURY NOTES--23.1%
     3.750% 05/15/08# .......    Aaa/AAA            1,750          1,719,375
     4.500% 02/15/09# .......    Aaa/AAA            8,560          8,511,182
     4.875% 05/15/09# .......    Aaa/AAA            2,495          2,504,454
     3.500% 11/15/09# .......    Aaa/AAA            9,245          8,915,647
     2.375% 04/15/11 ........    Aaa/AAA            3,495          3,586,996
     4.875% 04/30/11 ........    Aaa/AAA              290            292,005
     4.875% 05/31/11 ........    Aaa/AAA              635            639,440
     4.875% 07/31/11 ........    Aaa/AAA            3,180          3,203,602
     2.000% 01/15/16 ........    Aaa/AAA            4,275          4,278,321
     2.500% 07/15/16 ........    Aaa/AAA            4,370          4,489,527
     4.875% 08/15/16 ........    Aaa/AAA            3,080          3,114,890
                                                                ------------
                                                                  41,255,439
                                                                ------------
     TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $44,597,908) .............                          44,949,539
                                                                ------------
SHORT-TERM INVESTMENTS--14.6%
FEDERAL NATIONAL MORTGAGE ASSOCIATION--10.7%
     5.10% 10/12/06 .........                       1,187         1,180,106
     5.11% 10/12/06 .........                         656           652,182
     5.18% 09/13/06 .........                       7,175         7,162,611
     5.20% 09/13/06 .........                       8,468         8,453,322
     5.23% 09/13/06 .........                       1,575         1,572,346
                                                                ------------
                                                                  19,020,567
                                                                ------------


                                                 Shares
                                                ---------

SHORT-TERM INVESTMENTS--3.9%
   Dreyfus Government Cash Management
     5.134% 09/01/06 ........                   6,998,874          6,998,874
                                                                ------------
     TOTAL SHORT-TERM INVESTMENTS
        (Cost $26,019,349) .............                          26,019,441
                                                                ------------
TOTAL INVESTMENTS--124.0%
   (Cost $220,809,134) .................                         221,318,093
                                                                ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(24.0)% ...............                         (42,787,177)
                                                                ------------
NET ASSETS--100.0% .....................                        $178,530,916
                                                                ============

----------
# -- Portion of security out on loan (See Note 6).
TBA -- To Be Announced.
(a) Adjustable rate security.
(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(c) Callable security.
(d) Fitch rating.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANNUAL REPORT 2006  |  61

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------


                                                           BP SMALL CAP    BP LONG/SHORT   BP LARGE CAP    BP MID CAP    BP ALL-CAP
                                                           VALUE FUND II    EQUITY FUND     VALUE FUND     VALUE FUND    VALUE FUND
                                                           -------------   -------------   ------------    -----------    ----------
ASSETS
   Investments, at value (cost--$292,302,309,
      $111,324,379, $52,051,154, $30,915,684
      and $11,856,627, respectively) ...................   $346,673,169   $ 118,969,933     $57,043,280    $33,526,052  $13,335,099
   Receivable from investment advisor ..................             --              --              --             --       13,411
   Deposits with brokers for securities sold short .....             --      29,786,227              --             --           --
   Receivable for investments sold .....................        504,595       1,538,690         129,891             --      101,198
   Receivable for capital shares sold ..................        180,751              --          64,074         12,301        1,396
   Dividends and interest receivable ...................        310,000         194,196         116,766         41,434       18,774
   Prepaid expenses and other assets ...................         30,539          17,295          11,788         14,529       16,284
                                                           ------------   -------------     -----------    -----------  -----------
     Total assets ......................................    347,699,054     150,506,341      57,365,799     33,594,316   13,486,162
                                                           ------------   -------------     -----------    -----------  -----------
LIABILITIES
   Payable for investments purchased ...................             --       1,899,792         206,346        684,951      276,758
   Securities sold-short, at fair value
      (proceeds $40,777,814) ...........................             --      37,278,962              --             --           --
   Options written, at value (premiums
      received $83,679) ................................             --              --              --             --       69,943
   Payable for capital shares redeemed .................      2,655,669              18           6,000             --           --
   Payable to investment advisor .......................        346,723         187,692           8,432          4,565           --
   Other accrued expenses and liabilities ..............        181,246         118,219          36,862         32,785       26,009
   Payable for dividends on securities sold-short ......             --           2,180              --             --           --
                                                           ------------   -------------     -----------    -----------  -----------
     Total liabilities .................................      3,183,638      39,486,863         257,640        722,301      372,710
                                                           ------------   -------------     -----------    -----------  -----------
NET ASSETS
   Capital stock, $0.001 par value .....................         15,284           5,991           3,906          2,526          837
   Paid-in capital .....................................    248,670,370      93,143,407      47,362,767     20,861,860   10,510,651
   Undistributed net investment income/(accumulated
      loss) ............................................             --              --         398,926         30,129       64,802
   Accumulated net realized gain from investments
      and foreign exchange transactions, if any ........     41,458,902       6,725,674       4,350,434      9,367,132    1,058,690
   Net unrealized appreciation on investments and
      foreign exchange transactions, if any ............     54,370,860       7,645,554       4,992,126      2,610,368    1,478,472
   Net unrealized appreciation on investments
      sold-short .......................................             --       3,498,852              --             --           --
                                                           ------------   -------------     -----------    -----------  -----------
     Net assets ........................................   $344,515,416    $111,019,478    $ 57,108,159    $32,872,015  $13,113,452
                                                           ============   =============     ===========    ===========  ===========
INSTITUTIONAL CLASS
   Net assets ..........................................   $114,152,928    $ 90,313,451    $ 35,993,606    $27,537,874  $ 9,374,289
                                                           ------------   -------------     -----------    -----------  -----------
   Shares outstanding ..................................      5,001,691       4,863,336       2,476,649      2,110,220      597,385
                                                           ------------   -------------     -----------    -----------  -----------
   Net asset value, offering and redemption
      price per share ..................................          22.82           18.57           14.53          13.05        15.69
                                                           ============   =============     ===========    ===========  ===========
INVESTOR CLASS
   Net assets ..........................................   $230,362,488    $ 20,706,027    $ 21,114,553    $ 5,334,141  $ 3,739,163
                                                           ------------   -------------     -----------    -----------  -----------
   Shares outstanding ..................................     10,282,726       1,127,911       1,429,081        416,398      239,229
                                                           ------------   -------------     -----------    -----------  -----------
   Net asset value, offering and redemption
      price per share ..................................        $ 22.40         $ 18.36          $14.77        $ 12.81      $ 15.63
                                                           ============   =============     ===========    ===========  ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

62  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2006

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------


                                                                                                ROBECO
                                                                             ROBECO               WPG                 ROBECO
                                                                              WPG              LARGE CAP                WPG
                                                                           TUDOR FUND         GROWTH FUND         CORE BOND FUND
                                                                          ------------       ------------         --------------
ASSETS
   Investments, at value (cost--$45,107,175,
      $16,688,610, and $220,809,134, respectively) ...................     $48,617,954        $18,894,766          $221,318,093
   Cash ..............................................................              --             29,097                    --
   Receivable for investments sold ...................................              --                 --             3,676,799
   Receivable for capital shares sold ................................           1,001              1,032               221,729
   Dividends and interest receivable .................................          43,954             31,934             1,029,471
   Prepaid expenses and other assets .................................          13,854             10,279                41,140
                                                                           -----------        -----------          ------------
     Total assets ....................................................      48,676,763         18,967,108           226,287,232
                                                                           -----------        -----------          ------------
LIABILITIES
   Payable for investments purchased .................................              --                 --            47,646,806
   Payable for capital shares redeemed ...............................              --                 --                 8,724
   Payable to investment Adviser .....................................          36,642              6,554                 1,771
   Payable for distribution ..........................................              --                 --                27,627
   Other accrued expenses and liabilities ............................          32,787             25,998                71,388
                                                                           -----------        -----------          ------------
     Total liabilities ...............................................          69,429             32,552            47,756,316
                                                                           -----------        -----------          ------------
NET ASSETS
   Capital stock, $0.001 par value ...................................           2,940                850                17,002
   Paid-in capital ...................................................      42,321,636         15,103,119           185,270,617
   Undistributed net investment income/(accumulated loss) ............          10,059                 --                 1,156
   Accumulated net realized gain/(loss) from investments
      and foreign exchange transactions, if any ......................       2,761,920          1,624,431            (7,266,818)
   Net unrealized appreciation on investments and
      foreign exchange transactions, if any ..........................       3,510,779          2,206,156               508,959
                                                                           -----------        -----------          ------------
   Net assets ........................................................     $48,607,334        $18,934,556          $178,530,916
                                                                           ===========        ===========          ============
INSTITUTIONAL CLASS
   Net assets ........................................................     $48,607,334        $18,934,556          $178,490,578
                                                                           -----------        -----------          ------------
   Shares outstanding ................................................       2,939,528            850,041            16,998,305
                                                                           -----------        -----------          ------------
   Net asset value, offering and redemption price per share ..........           16.54              22.27                 10.50
                                                                           ===========        ===========          ============
INVESTOR CLASS
   Net assets ........................................................             N/A                N/A          $     20,170
                                                                           -----------        -----------          ------------
   Shares outstanding ................................................             N/A                N/A                 1,921
                                                                           -----------        -----------          ------------
   Net asset value, offering and redemption price per share ..........             N/A                N/A          $      10.50
                                                                           ===========        ===========          ============
RETIREMENT CLASS
   Net assets ........................................................             N/A                N/A          $     20,168
                                                                           -----------        -----------          ------------
   Shares outstanding ................................................             N/A                N/A                 1,921
                                                                           -----------        -----------          ------------
   Net asset value, offering and redemption price per share ..........             N/A                N/A          $      10.50
                                                                           ===========        ===========          ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANNUAL REPORT 2006  |  63

ROBECO INVESTMENT FUNDS                       FOR THE YEAR ENDED AUGUST 31, 2006

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------


                                                        BP SMALL CAP      BP LONG/SHORT    BP LARGE CAP   BP MID CAP    BP ALL-CAP
                                                       VALUE FUND II       EQUITY FUND      VALUE FUND    VALUE FUND    VALUE FUND
                                                        ------------      -------------    ------------   -----------   ----------
INVESTMENT INCOME
   Dividends(1) .....................................   $  4,174,673       $ 1,133,333     $   942,921    $   511,488   $  229,819
   Interest .........................................        517,669           825,069          50,555         66,496       16,746
                                                        ------------       -----------     -----------    -----------   ----------
                                                           4,692,342         1,958,402         993,476        577,984      246,565
                                                        ------------       -----------     -----------    -----------   ----------
EXPENSES
   Advisory fees ....................................      4,937,878         2,562,806         335,576        364,698      108,690
   Administration and accounting fees ...............        481,042           162,637          85,443         86,456       80,956
   Administrative services fees .....................         40,022            11,535           5,126          4,579        1,239
   Transfer agent fees ..............................        154,696            93,986          75,650         77,180       78,875
   Custodian fees ...................................         56,687            46,768          21,565         20,226       26,411
   Printing and shareholder reporting fees ..........        131,412            41,963          16,956          6,820        4,860
   Registration and filing fees .....................         32,103            28,983          24,941         25,985       22,532
   Professional fees ................................         96,805            45,538          25,634         25,069       18,089
   Distribution fees ................................        666,086            53,710          46,060         12,356        9,037
   Directors' and officers' fees ....................         61,594            27,315          17,572         17,455       13,449
   Dividend expense on securities sold-short ........             --           126,326              --             --           --
   Interest expense .................................             --           710,271              --             --           --
   Other expenses ...................................         32,816             9,482           3,819          4,798        1,900
                                                        ------------       -----------     -----------    -----------   ----------
     Total expenses before waivers and reimbursements      6,691,141         3,921,320         658,342        645,622      366,038
     Less: waivers and reimbursements ...............        (19,577)         (183,451)       (178,624)      (177,431)    (224,375)
                                                        ------------       -----------     -----------    -----------   ----------
     Net expenses after waivers and reimbursements ..      6,671,564         3,737,869         479,718        468,191      141,663
                                                        ------------       -----------     -----------    -----------   ----------
   Net investment income/(loss) .....................     (1,979,222)       (1,779,467)        513,758        109,793      104,902
                                                        ------------       -----------     -----------    -----------   ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM
  INVESTMENTS
  Net realized gain/(loss) from:
     Investments ....................................     54,269,230        18,081,733       5,873,442     11,341,607    1,139,834
     Investments sold short .........................             --        (4,839,318)             --             --           --
     Written options ................................             --                --              --             --       (1,414)
   Net change in unrealized appreciation/
     (depreciation) on:
     Investments ....................................    (28,189,951)       (4,679,257)       (389,329)    (8,093,974)    (319,432)
     Investments sold short .........................             --         5,608,874              --             --           --
     Written options ................................             --                --              --             --       36,007
                                                        ------------       -----------     -----------    -----------   ----------
   Net realized and unrealized gain/(loss)
      from investments ..............................     26,079,279        14,172,032       5,484,113      3,247,633      854,995
                                                        ------------       -----------     -----------    -----------   ----------
   NET INCREASE/(DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS .....................   $ 24,100,057       $12,392,565     $ 5,997,871    $ 3,357,426   $  959,897
                                                        ============       ===========     ===========    ===========   ==========

(1) Net of foreign taxes of $8,334, $15,926, $1,981, $0 and $4,780 for the Small Cap Value Fund II, Long/Short Equity Fund, Large Cap Value Fund, Mid Cap Value Fund and All-Cap Value Fund, respectively.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

64  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS                       FOR THE YEAR ENDED AUGUST 31, 2006

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------


                                                                                                     ROBECO
                                                                                 ROBECO                WPG               ROBECO
                                                                                   WPG              LARGE CAP           WPG CORE
                                                                               TUDOR FUND          GROWTH FUND          BOND FUND
                                                                              -----------          ----------          ----------
INVESTMENT INCOME
   Dividends(1) ......................................................        $  728,177           $  267,817          $        --
   Interest ..........................................................                --                   --            7,574,719
   Income from securities loaned--Note 6 .............................             7,116                   --               24,736
                                                                              ----------           ----------          -----------
                                                                                 735,293              267,817            7,599,455
                                                                              ----------           ----------          -----------
EXPENSES
   Advisory fees .....................................................           455,491              149,640              724,060
   Administration and accounting fees ................................            82,021               76,138              230,127
   Administrative services fees ......................................             5,000                5,000                5,000
   Transfer agent fees ...............................................            91,152               67,326              101,247
   Custodian fees ....................................................            21,702                9,477               32,799
   Printing and shareholder reporting fees ...........................             3,989                3,872               40,642
   Registration and filing fees ......................................            12,618               10,442               41,492
   Professional fees .................................................            20,018               14,497               55,198
   Distribution fees .................................................            10,309                4,588                1,844
   Directors' and officers' fees .....................................            17,472               14,125               31,222
   Other expenses ....................................................             5,672                2,498               14,441
                                                                              ----------           ----------          -----------
     Total expenses before waivers and reimbursements ................           725,444              357,603            1,278,072
     Less: waivers and reimbursements ................................                --              (77,630)            (585,264)
     Less: fees paid indirectly--Note 3 ..............................              (210)                (679)                (878)
                                                                              ----------           ----------          -----------
     Net expenses after waivers and reimbursements ...................           725,234              279,294              691,930
                                                                              ----------           ----------          -----------
     Net investment income/(loss) ....................................            10,059              (11,477)           6,907,525
                                                                              ----------           ----------          -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
   Net realized gain/(loss) from investments .........................         4,377,236            1,822,426           (4,367,742)
   Net change in unrealized appreciation/(depreciation) on investments          (867,418)            (579,777)            (437,931)
                                                                              ----------           ----------          -----------
   Net realized and unrealized gain/(loss) on investments ............         3,509,818            1,242,649           (4,805,673)
                                                                              ----------           ----------          -----------
   NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...        $3,519,877           $1,231,172          $ 2,101,852
                                                                              ==========           ==========          ===========

(1) Net of foreign taxes of $1,991, $1,783 and $0 for the WPG Tudor Fund, WPG Large Cap Growth Fund and WPG Core Bond Fund, respectively.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANNUAL REPORT 2006  |  65

ROBECO INVESTMENT FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                               BP SMALL CAP VALUE FUND II        BP LONG/SHORT EQUITY FUND
                                                            ------------------------------  ---------------------------------
                                                                FOR THE          FOR THE         FOR THE         FOR THE
                                                               YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                           AUGUST 31, 2006  AUGUST 31, 2005  AUGUST 31, 2006  AUGUST 31, 2005
                                                           ---------------  ---------------  ---------------  ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income/(loss) ........................    $ (1,979,222)    $ (2,542,727)    $ (1,779,467)    $ (1,804,868)
   Net realized gain from investments and
     foreign currency related transactions .............      54,269,230       60,395,040       13,242,415       15,262,708
   Net change in unrealized appreciation/(depreciation)
     from investments and foreign currency related
     transactions ......................................     (28,189,951)      32,864,575          929,617        4,977,472
                                                            ------------     ------------     ------------     ------------
   Net increase/(decrease) in net assets resulting from
     operations ........................................      24,100,057       90,716,888       12,392,565       18,435,312
                                                            ------------     ------------     ------------     ------------
   LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income Institutional shares ..........              --               --               --               --
   Net investment income Investor shares ...............              --               --               --               --
   Net realized capital gains Institutional shares .....     (17,432,693)     (16,833,864)      (8,173,605)              --
   Net realized capital gains Investor shares ..........     (37,687,563)     (40,433,524)      (1,912,801)              --
                                                            ------------     ------------     ------------     ------------
   Total dividends and distributions to shareholders ...     (55,120,256)     (57,267,388)     (10,086,406)              --
                                                            ------------     ------------     ------------     ------------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL SHARE TRANSACTIONS (NOTE 5) ...............     (37,255,744)     (81,287,042)     (15,750,794)      33,413,538
                                                            ------------     ------------     ------------     ------------
   Total increase/(decrease) in net assets .............     (68,275,943)     (47,837,542)     (13,444,635)      51,848,850
                                                            ------------     ------------     ------------     ------------
   NET ASSETS
   Beginning of year ...................................     412,791,359      460,628,901      124,464,113       72,615,263
                                                            ------------     ------------     ------------     ------------
   End of year* ........................................    $344,515,416     $412,791,359     $111,019,478     $124,464,113
                                                            ============     ============     ============     ============




                                                               BP LARGE CAP VALUE FUND            BP MID CAP VALUE FUND
                                                           --------------------------------  --------------------------------
                                                              FOR THE           FOR THE         FOR THE            FOR THE
                                                             YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                           AUGUST 31, 2006  AUGUST 31, 2005  AUGUST 31, 2006   AUGUST 31, 2005
                                                           ---------------  ---------------  ---------------  ----------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income/(loss) ........................    $   513,758     $    325,835      $    109,793      $     9,014
   Net realized gain from investments and
     foreign currency related transactions .............      5,873,442        9,009,617(1)     11,341,607        6,790,336
   Net change in unrealized appreciation/(depreciation)
     from investments and foreign currency related
     transactions ......................................       (389,329)      (1,228,931)       (8,093,974)       4,972,704
                                                            -----------     ------------      ------------      -----------
   Net increase/(decrease) in net assets resulting from
     operations ........................................      5,997,871        8,106,521         3,357,426       11,772,054
                                                            -----------     ------------      ------------      -----------
   LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income Institutional shares ..........       (302,304)        (298,564)          (79,664)         (53,180)
   Net investment income Investor shares ...............       (138,363)         (57,149)               --               --
   Net realized capital gains Institutional shares .....     (3,892,863)              --        (6,614,827)      (7,602,216)
   Net realized capital gains Investor shares ..........     (2,200,756)              --          (661,661)        (520,862)
                                                            -----------     ------------      ------------      -----------
   Total dividends and distributions to shareholders ...     (6,534,286)        (355,713)       (7,356,152)      (8,176,258)
                                                            -----------     ------------      ------------      -----------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL SHARE TRANSACTIONS (NOTE 5) ...............     17,645,734      (17,930,254)      (21,778,232)       9,994,214
                                                            -----------     ------------      ------------      -----------
   Total increase/(decrease) in net assets .............     17,109,319      (10,179,446)      (25,776,958)      13,590,010
                                                            -----------     ------------      ------------      -----------
   NET ASSETS
   Beginning of year ...................................     39,998,840       50,178,286        58,648,973       45,058,963
                                                            -----------     ------------      ------------      -----------
   End of year* ........................................    $57,108,159     $ 39,998,840      $ 32,872,015      $58,648,973
                                                            ===========     ============      ============      ===========



                                                                  BP ALL-CAP VALUE FUND
                                                             --------------------------------
                                                                FOR THE           FOR THE
                                                                YEAR ENDED       YEAR ENDED
                                                             AUGUST 31, 2006  AUGUST 31, 2005
                                                             ---------------  ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income/(loss) ........................       $   104,902       $    39,205
   Net realized gain from investments and
     foreign currency related transactions .............         1,138,420           667,012
   Net change in unrealized appreciation/(depreciation)
     from investments and foreign currency related
     transactions ......................................          (283,425)          906,034
                                                               -----------       -----------
   Net increase/(decrease) in net assets resulting from
     operations ........................................           959,897         1,612,251
                                                               -----------       -----------
   LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income Institutional shares ..........           (42,593)          (22,144)
   Net investment income Investor shares ...............           (12,566)           (2,806)
   Net realized capital gains Institutional shares .....          (498,306)         (254,040)
   Net realized capital gains Investor shares ..........          (217,331)          (50,080)
                                                               -----------       -----------
   Total dividends and distributions to shareholders ...          (770,796)         (329,070)
                                                               -----------       -----------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL SHARE TRANSACTIONS (NOTE 5) ...............         2,769,018         3,045,417
                                                               -----------       -----------
   Total increase/(decrease) in net assets .............         2,958,119         4,328,598
                                                               -----------       -----------
   NET ASSETS
   Beginning of year ...................................        10,155,333         5,826,735
                                                               -----------       -----------
   End of year* ........................................       $13,113,452       $10,155,333
                                                               ===========       ===========

   * Includes undistributed net investment income/(loss) as follows:


                                                 FOR THE           FOR THE
                                               YEAR ENDED        YEAR ENDED
                                             AUGUST 31, 2006   AUGUST 31, 2005
                                             ---------------   ---------------
   BP Large Cap Value Fund ...............       $398,926           $325,835
   BP Mid Cap Value Fund .................         30,129                 --
   BP All-Cap Value Fund .................         64,802             15,059


----------------
(1) Includes realized gains of $1,185,294 as a result of an in-kind redemption (see note 8).

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

66 and 67  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------


                                                                                             WPG TUDOR FUND
                                                                           --------------------------------------------------------
                                                                                                 FOR THE
                                                                               FOR THE            PERIOD              FOR THE
                                                                             YEAR ENDED     JANUARY 1, 2005 TO      YEAR ENDED
                                                                           AUGUST 31, 2006   AUGUST 31, 2005*    DECEMBER 31, 2004
                                                                           ---------------   ------------------   -----------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income/(loss) ..........................................   $    10,059       $  (125,657)         $  (321,995)
   Net realized gain/(loss) from investments and foreign exchange
      transactions, if any ...............................................     4,377,236         3,615,810            8,271,211
   Net change in unrealized appreciation/(depreciation) on investments ...      (867,418)       (4,058,296)           2,202,592
                                                                             -----------       -----------          -----------
   Net increase/(decrease) in net assets resulting from operations .......     3,519,877          (568,143)          10,151,808
                                                                             -----------       -----------          -----------
   LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income Institutional shares ............................            --                --                   --
   Net investment income Investor shares .................................            --                --                   --
   Net investment income Retirement shares ...............................            --                --                   --
   Net realized capital gains Institutional shares .......................    (5,701,181)               --           (5,773,811)
   Net realized capital gains Investor shares ............................            --                --                   --
                                                                             -----------       -----------          -----------
   Total dividends and distributions to shareholders .....................    (5,701,181)               --           (5,773,811)
                                                                             -----------       -----------          -----------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE
      TRANSACTIONS (NOTE 5) ..............................................    (1,579,130)       (4,851,034)          (4,872,647)
                                                                             -----------       -----------          -----------
   Total increase/(decrease) in net assets ...............................    (3,760,434)       (5,419,177)            (494,650)
                                                                             -----------       -----------          -----------
   NET ASSETS
   Beginning of period ...................................................    52,367,768        57,786,945           58,281,595
                                                                             -----------       -----------          -----------
   End of period** .......................................................   $48,607,334       $52,367,768          $57,786,945
                                                                             ===========       ===========          ===========


                                                                                        WPG LARGE CAP GROWTH FUND
                                                                         ----------------------------------------------------------
                                                                                                FOR THE
                                                                             FOR THE             PERIOD               FOR THE
                                                                           YEAR ENDED      JANUARY 1, 2005 TO       YEAR ENDED
                                                                         AUGUST 31, 2006    AUGUST 31, 2005*     DECEMBER 31, 2004
                                                                          ---------------   ------------------    -----------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income/(loss) ........................................   $   (11,477)       $   (62,431)        $    (27,929)
   Net realized gain/(loss) from investments and foreign exchange
      transactions, if any .............................................     1,822,426          1,419,150            4,122,924
   Net change in unrealized appreciation/(depreciation) on investments .      (579,777)        (1,322,168)          (4,018,355)
                                                                           -----------        -----------         ------------
   Net increase/(decrease) in net assets resulting from operations .....     1,231,172             34,551               76,640
                                                                           -----------        -----------         ------------
   LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income Institutional shares ..........................            --                 --                   --
   Net investment income Investor shares ...............................            --                 --                   --
   Net investment income Retirement shares .............................            --                 --                   --
   Net realized capital gains Institutional shares .....................    (2,136,641)                --           (3,205,905)
   Net realized capital gains Investor shares ..........................            --                 --                   --
                                                                           -----------        -----------         ------------
   Total dividends and distributions to shareholders ...................    (2,136,641)                --           (3,205,905)
                                                                           -----------        -----------         ------------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE
      TRANSACTIONS (NOTE 5) ............................................      (785,662)        (5,630,987)         (23,003,796)
                                                                           -----------        -----------         ------------
   Total increase/(decrease) in net assets .............................    (1,691,131)        (5,596,436)         (26,133,061)
                                                                           -----------        -----------         ------------
   NET ASSETS
   Beginning of period .................................................    20,625,687         26,222,123           52,355,184
                                                                           -----------        -----------         ------------
   End of period** .....................................................   $18,934,556        $20,625,687         $ 26,222,123
                                                                           ===========        ===========         ============



                                                                                          WPG  CORE BOND FUND
                                                                           ---------------------------------------------------------
                                                                                                  FOR THE
                                                                               FOR THE             PERIOD               FOR THE
                                                                             YEAR ENDED      JANUARY 1, 2005 TO       YEAR ENDED
                                                                           AUGUST 31, 2006    AUGUST 31, 2005*     DECEMBER 31, 2004
                                                                           ---------------   ------------------    -----------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income/(loss) ..........................................  $  6,907,525        $  3,597,199         $  4,533,585
   Net realized gain/(loss) from investments and foreign exchange
      transactions, if any ...............................................    (4,367,742)            441,009            3,861,876
   Net change in unrealized appreciation/(depreciation) on investments ...      (437,931)            260,838           (1,049,105)
                                                                            ------------        ------------         ------------
   Net increase/(decrease) in net assets resulting from operations .......     2,101,852           4,299,046            7,346,356
                                                                            ------------        ------------         ------------
   LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income Institutional shares ............................    (6,921,517)         (3,597,722)          (4,533,585)
   Net investment income Investor shares .................................          (633)                 --                   --
   Net investment income Retirement shares ...............................          (830)                 --                   --
   Net realized capital gains Institutional shares .......................            --                  --                   --
   Net realized capital gains Investor shares ............................            --                  --                   --
                                                                            ------------        ------------         ------------
   Total dividends and distributions to shareholders .....................    (6,922,980)         (3,597,722)          (4,533,585)
                                                                            ------------        ------------         ------------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE
      TRANSACTIONS (NOTE 5) ..............................................    21,591,046          16,711,133           (4,281,995)
                                                                            ------------        ------------         ------------
   Total increase/(decrease) in net assets ...............................    16,769,918          17,412,457           (1,469,224)
                                                                            ------------        ------------         ------------
   NET ASSETS
   Beginning of period ...................................................   161,760,998         144,348,541          145,817,765
                                                                            ------------        ------------         ------------
   End of period** .......................................................  $178,530,916        $161,760,998         $144,348,541
                                                                            ============        ============         ============

* Short year beginning January 1, 2005 and ending August 31, 2005.

** Includes undistributed net investment income (loss) as follows:


                                          FOR THE             FOR THE              FOR THE
                                        YEAR ENDED         PERIOD ENDED          YEAR ENDED
                                      AUGUST 31, 2006     AUGUST 31, 2005     DECEMBER 31, 2004
                                      ---------------     ---------------     -----------------
   WPG Tudor Fund .................        $10,059           $    --               $(3,686)
   WPG Large Cap Growth Fund ......             --                --                     --
   WPG Core Bond Fund .............          1,156            (8,966)               (8,443)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

68 and 69  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                             PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------




                                                       NET
                              NET                   REALIZED     DIVIDENDS   DISTRIBUTIONS    DISTRIBUTIONS
                             ASSET                     AND           TO            TO              TO                     NET
                             VALUE,     NET        UNREALIZED   SHAREHOLDERS  SHAREHOLDERS    SHAREHOLDERS               ASSET
                           BEGINNING INVESTMENT   GAIN/(LOSS)     FROM NET      FROM NET          FROM                   VALUE,
                              OF      INCOME/          ON        INVESTMENT     REALIZED       TAX RETURN   REDEMPTION   END OF
                             YEAR     (LOSS)      INVESTMENTS      INCOME        GAINS         OF CAPITAL      FEES      PERIOD
------------------------------------------------------------------------------------------------------------------------------------
BP SMALL CAP VALUE FUND II
------------------------------------------------------------------------------------------------------------------------------------
  INSTITUTIONAL CLASS
  8/31/06                    $24.75    $(0.08)**      $1.57      $  --           $(3.42)       $  --          $  --(3)    $22.82
  8/31/05                     22.80     (0.10)         5.07         --            (3.03)          --           0.01        24.75
  8/31/04                     20.19     (0.12)**       2.92         --            (0.20)          --           0.01        22.80
  8/31/03                     15.71     (0.09)**       4.55         --               --(3)        --           0.02        20.19
  8/31/02                     17.17     (0.13)**      (1.23)        --            (0.21)          --           0.11        15.71

  INVESTOR CLASS
  8/31/06                    $24.35    $(0.13)**      $1.54      $  --           $(3.36)       $  --          $  --(3)    $22.40
  8/31/05                     22.53     (0.17)         5.01         --            (3.03)          --           0.01        24.35
  8/31/04                     20.00     (0.18)**       2.90         --            (0.20)          --           0.01        22.53
  8/31/03                     15.61     (0.12)**       4.49         --               --(3)        --           0.02        20.00
  8/31/02                     17.09     (0.17)**      (1.21)        --            (0.21)          --           0.11        15.61
------------------------------------------------------------------------------------------------------------------------------------
BP LONG/SHORT EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

  INSTITUTIONAL CLASS
  8/31/06                    $17.89    $(0.26)**      $2.40      $  --           $(1.47)       $  --          $0.01       $18.57
  8/31/05                     14.70     (0.25)         3.43         --               --           --           0.01        17.89
  8/31/04                     14.31     (0.32)**       0.69         --               --           --           0.02        14.70
  8/31/03                     15.17     (0.28)**       0.10         --            (0.51)       (0.20)          0.03        14.31
  8/31/02                     15.88      0.05**       (0.31)     (0.02)           (0.50)          --           0.07        15.17

  INVESTOR CLASS
  8/31/06                    $17.74    $(0.30)**     $ 2.38      $  --           $(1.47)       $  --          $0.01       $18.36
  8/31/05                     14.62     (0.28)         3.39         --               --           --           0.01        17.74
  8/31/04                     14.27     (0.36)**       0.69         --               --           --           0.02        14.62
  8/31/03                     15.13     (0.31)**       0.10         --            (0.51)       (0.17)          0.03        14.27
  8/31/02                     15.87      0.04**       (0.33)     (0.01)           (0.50)          --           0.06        15.13
------------------------------------------------------------------------------------------------------------------------------------
BP LARGE CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

  INSTITUTIONAL CLASS
  8/31/06                    $15.00    $ 0.16**       $1.55     $(0.16)          $(2.02)        $ --          $  --       $14.53
  8/31/05                     12.67      0.11**        2.33      (0.11)              --           --             --        15.00
  8/31/04                     10.84      0.09**        1.84      (0.10)              --           --             --        12.67
  8/31/03                     10.33      0.09**        0.57      (0.06)           (0.09)          --             --        10.84
  8/31/02                     13.52      0.08**       (1.54)     (0.12)           (1.61)          --             --        10.33


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

70  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)                 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------

                                                                          RATIO OF
                                                                         EXPENSES TO                        RATIO OF NET
                                                                        AVERAGE NET                         INVESTMENT
                                                        RATIO OF        ASSETS WITH          RATIO OF        INCOME TO
                                           NET         EXPENSES TO       WAIVERS AND        EXPENSES TO       AVERAGE
                                          ASSETS,      AVERAGE NET     REIMBURSEMENTS       AVERAGE NET      NET ASSETS
                              TOTAL       END OF       ASSETS WITH       (EXCLUDING        ASSETS WITHOUT   WITH WAIVERS   PORTFOLIO
                            INVESTMENT    PERIOD      WAIVERS AND       DIVIDEND AND        WAIVERS AND         AND         TURNOVER
                             RETURN(1,2)   (000)     REIMBURSEMENTS   INTEREST EXPENSE)   REIMBURSEMENTS   REIMBURSEMENTS     RATE
------------------------------------------------------------------------------------------------------------------------------------
BP SMALL CAP VALUE FUND II
------------------------------------------------------------------------------------------------------------------------------------
  INSTITUTIONAL CLASS
  8/31/06                      6.39%     $114,153         1.52%               --%               1.53%          (0.34)%       33.60%
  8/31/05                     22.65       138,143         1.53                --                1.54           (0.42)        37.61
  8/31/04                     13.96       133,060         1.49                --                1.49           (0.53)        47.06
  8/31/03                     28.55        98,383         1.55                --                1.79           (0.54)        72.72
  8/31/02                     (7.39)       40,475         1.55                --                1.71           (0.76)       119.30

  INVESTOR CLASS
  8/31/06                      6.12%     $230,362         1.77%               --%               1.78%          (0.58)%       33.60%
  8/31/05                     22.32       274,648         1.78                --                1.79           (0.64)        37.61
  8/31/04                     13.69       327,569         1.74                --                1.74           (0.77)        47.06
  8/31/03                     28.16       279,593         1.80                --                2.04           (0.77)        72.72
  8/31/02                     (7.54)      253,838         1.79                --                1.92           (1.00)       119.30
------------------------------------------------------------------------------------------------------------------------------------
BP LONG/SHORT EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

  INSTITUTIONAL CLASS
  8/31/06                     12.93%     $ 90,313         3.24%             2.50%               3.40%          (1.51)%      108.59%
  8/31/05                     21.70        99,748         3.13              2.50                3.30           (1.82)       107.14
  8/31/04                      2.73        58,293         3.02              2.50                3.20           (2.26)       239.06
  8/31/03                     (1.13)       57,351         3.05              2.50                3.44           (1.94)       282.36
  8/31/02                     (1.17)       65,951         3.04              2.50                3.39            0.30        219.52

  INVESTOR CLASS
  8/31/06                     12.69%     $ 20,706         3.48%             2.75%               3.65%          (1.77)%      108.59%
  8/31/05                     21.34        24,716         3.37              2.75                3.55           (2.07)       107.14
  8/31/04                      2.45        14,322         3.27              2.75                3.45           (2.50)       239.06
  8/31/03                     (1.32)       15,381         3.32              2.75                3.69           (2.13)       282.36
  8/31/02                     (1.44)       49,284         3.29              2.75                3.60            0.27        219.52
------------------------------------------------------------------------------------------------------------------------------------
BP LARGE CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

  INSTITUTIONAL CLASS
  8/31/06                     12.43%     $ 35,994         0.86%               --%               1.22%           1.11%        58.04%
  8/31/05                     19.30        27,172         1.00                --                1.35            0.83         76.91
  8/31/04                     17.87        42,066         1.00                --                1.22            0.73         47.21
  8/31/03                      6.54        43,722         1.00                --                1.41            0.94         81.13
  8/31/02                    (12.67)       45,067         1.00                --                1.40            0.62         88.65



-----------------------------------
**  Calculated based on average shares outstanding for the period.
(1) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2) Redemption fees are reflected in total return calculations.
(3) Amount is less than $0.01 per share.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                                     ANNUAL REPORT 2006   |   71

ROBECO INVESTMENT FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)                 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------



                                                       NET
                              NET                   REALIZED     DIVIDENDS   DISTRIBUTIONS    DISTRIBUTIONS
                             ASSET                     AND           TO            TO              TO                     NET
                             VALUE,     NET        UNREALIZED   SHAREHOLDERS  SHAREHOLDERS    SHAREHOLDERS               ASSET
                           BEGINNING INVESTMENT   GAIN/(LOSS)     FROM NET      FROM NET          FROM                   VALUE,
                              OF      INCOME/          ON        INVESTMENT     REALIZED       TAX RETURN   REDEMPTION   END OF
                            PERIOD     (LOSS)      INVESTMENTS      INCOME        GAINS         OF CAPITAL      FEES     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
BP LARGE CAP VALUE FUND (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
  INVESTOR CLASS
  8/31/06                    $15.22    $ 0.13**       $1.57        $(0.13)       $(2.02)        $ --          $  --       $14.77
  8/31/05                     12.86      0.08**        2.36         (0.08)           --           --             --        15.22
  8/31/04                     11.01      0.05**        1.88         (0.08)           --           --             --        12.86
  8/31/03                     10.50      0.07**        0.57         (0.04)        (0.09)          --             --        11.01
  8/31/02                     13.73      0.04**       (1.56)        (0.10)        (1.61)          --             --        10.50
------------------------------------------------------------------------------------------------------------------------------------
BP MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

  INSTITUTIONAL CLASS
  8/31/06                    $14.02    $ 0.04**      $ 0.86        $(0.02)       $(1.85)        $ --          $  --       $13.05
  8/31/05                     13.16        --(2)       3.22         (0.01)        (2.35)          --             --        14.02
  8/31/04                     11.57      0.01**        1.65         (0.07)           --           --             --        13.16
  8/31/03                      9.69      0.05**        1.83            --(2)         --           --             --        11.57
  8/31/02                     12.55        --(2)**    (0.94)        (0.06)        (1.86)          --             --         9.69

  INVESTOR CLASS
  8/31/06                    $13.80    $(0.01)(2)**   $0.87        $   --        $(1.85)        $ --          $  --       $12.81
  8/31/05                     13.02        --(2)       3.13            --         (2.35)          --             --        13.80
  8/31/04                     11.43     (0.02)**       1.65         (0.04)           --           --             --        13.02
  8/31/03                      9.58      0.02**        1.83            --            --           --             --        11.43
  8/31/02                     12.43     (0.02)**      (0.94)        (0.03)        (1.86)          --             --         9.58
------------------------------------------------------------------------------------------------------------------------------------
BP ALL-CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

  INSTITUTIONAL CLASS
  8/31/06                    $15.54    $ 0.15**      $ 1.03        $(0.08)       $(0.95)        $ --          $  --       $15.69
  8/31/05                     13.29      0.07          2.83         (0.05)        (0.60)          --             --        15.54
  8/31/04                     10.82      0.06          2.48         (0.07)           --           --             --        13.29
  8/31/03                      9.45      0.06          1.34         (0.03)           --           --             --        10.82
  7/1/02* to 8/31/02          10.00        --         (0.55)           --            --           --             --         9.45

  INVESTOR CLASS
  8/31/06                    $15.49    $ 0.11**       $1.03        $(0.05)       $(0.95)        $ --          $  --       $15.63
  8/31/05                     13.26      0.03          2.83         (0.03)        (0.60)          --             --        15.49
  8/31/04                     10.80      0.02          2.48         (0.04)           --           --             --        13.26
  8/31/03                      9.44      0.04          1.34         (0.02)           --           --             --        10.80
  7/1/02* to 8/31/02          10.00        --         (0.56)           --            --           --             --         9.44
------------------------------------------------------------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


72  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)                 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------

                                                                                            RATIO OF NET
                                                                                             INVESTMENT
                                                        RATIO OF           RATIO OF          INCOME TO
                                           NET         EXPENSES TO        EXPENSES TO         AVERAGE
                                          ASSETS,      AVERAGE NET        AVERAGE NET        NET ASSETS
                              TOTAL       END OF       ASSETS WITH      ASSETS WITHOUT      WITH WAIVERS      PORTFOLIO
                            INVESTMENT    PERIOD      WAIVERS AND        WAIVERS AND            AND            TURNOVER
                             RETURN(1)    (000)      REIMBURSEMENTS     REIMBURSEMENTS      REIMBURSEMENTS       RATE
------------------------------------------------------------------------------------------------------------------------------------
BP LARGE CAP VALUE FUND (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
  INVESTOR CLASS
  8/31/06                     12.14%     $ 21,114        1.11%               1.46%              0.87%            58.04%
  8/31/05                     19.04        12,827        1.25                1.61               0.53             76.91
  8/31/04                     17.53         8,112        1.25                1.47               0.43             47.21
  8/31/03                      6.22         5,116        1.25                1.66               0.66             81.13
  8/31/02                    (12.87)        7,893        1.25                1.61               0.37             88.65
------------------------------------------------------------------------------------------------------------------------------------
BP MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

  INSTITUTIONAL CLASS
  8/31/06                      6.82%     $ 27,538        1.00%               1.38%              0.28%            97.30%
  8/31/05                     25.97        54,187        1.00                1.31               0.03             74.08
  8/31/04                     14.39        42,240        1.00                1.26               0.07             67.40
  8/31/03                     19.41        57,052        1.00                1.40               0.55             77.87
  8/31/02                     (8.97)       50,073        1.00                1.33               0.01             99.23

  INVESTOR CLASS
  8/31/06                      6.59%      $ 5,334        1.25%               1.70%             (0.04)%           97.30%
  8/31/05                     25.47         4,462        1.25                1.56              (0.22)            74.08
  8/31/04                     14.08         2,819        1.25                1.51              (0.18)            67.40
  8/31/03                     19.31         3,159        1.25                1.65               0.21             77.87
  8/31/02                     (9.26)        6,232        1.25                1.57              (0.18)            99.23
------------------------------------------------------------------------------------------------------------------------------------
BP ALL-CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

  INSTITUTIONAL CLASS
  8/31/06                      7.95%      $ 9,374        1.09%               2.93%              0.94%            51.10%
  8/31/05                     22.33         7,315        1.25                3.90               0.53             28.72
  8/31/04                     23.50         5,177        1.25                5.82               0.51             27.40
  8/31/03                     14.84         2,890        1.25                9.49               0.62             38.36
  7/1/02* to 8/31/02          (5.50)        1,810        1.25(3)            14.54(3)            0.16(3)           6.61

  INVESTOR CLASS
  8/31/06                      7.72%      $ 3,739        1.34%               3.19%              0.69%            51.10%
  8/31/05                     22.06         2,840        1.50                4.04               0.20             28.72
  8/31/04                     23.13           649        1.50                5.84               0.14             27.40
  8/31/03                     14.63           106        1.50                9.88               0.41             38.36
  7/1/02* to 8/31/02          (5.60)           84        1.50(3)            15.34(3)           (0.01)(3)          6.61
------------------------------------------------------------------------------------------------------------------------------------


-----------------------------------
*   Commencement of operations.
**  Calculated based on average shares outstanding for the period.
(1) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2) Amount is less than $0.01 per share.
(3) Annualized.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




                                                       ANNUAL REPORT 2006  |  73

ROBECO INVESTMENT FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)                 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                       NET
                             NET                    REALIZED     DIVIDENDS   DISTRIBUTIONS    DISTRIBUTIONS
                            ASSET                      AND           TO            TO              TO                     NET
                            VALUE,      NET        UNREALIZED   SHAREHOLDERS  SHAREHOLDERS    SHAREHOLDERS               ASSET
                          BEGINNING  INVESTMENT   GAIN/(LOSS)     FROM NET      FROM NET          FROM                   VALUE,
                             OF       INCOME/          ON        INVESTMENT     REALIZED       TAX RETURN   REDEMPTION   END OF
                           PERIOD     (LOSS)       INVESTMENTS      INCOME        GAINS         OF CAPITAL      FEES     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
WPG TUDOR FUND
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
8/31/06                    $17.42     $  --          $ 1.10        $  --         $(1.98)         $  --         $  --     $16.54
8/31/05(2)                  17.55     (0.04)          (0.09)          --             --             --            --      17.42
12/31/04                    16.34        --            3.11           --          (1.90)            --            --      17.55
12/31/03                    11.24        --            5.10           --             --             --            --      16.34
12/31/02                    15.21        --           (3.97)          --             --             --            --      11.24
12/31/01                    18.41        --           (2.73)          --          (0.47)            --            --      15.21
------------------------------------------------------------------------------------------------------------------------------------
WPG LARGE CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
8/31/06                    $23.36    $(0.01)         $ 1.42        $  --         $(2.50)         $  --         $  --     $22.27
8/31/05(2)                  23.10     (0.07)           0.33           --             --             --            --      23.36
12/31/04                    25.27        --            0.93           --          (3.10)            --            --      23.10
12/31/03                    19.16        --            6.11           --             --             --            --      25.27
12/31/02                    26.46        --           (7.30)          --             --             --            --      19.16
12/31/01                    33.60     (0.01)          (6.86)          --          (0.27)            --            --      26.46
------------------------------------------------------------------------------------------------------------------------------------
WPG CORE BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
8/31/06                    $10.84    $ 0.45**        $(0.34)      $(0.45)        $   --          $  --         $  --(6)  $10.50
8/31/05(2)                  10.81      0.25            0.03        (0.25)            --             --            --(6)   10.84
12/31/04                    10.66      0.31            0.15        (0.31)            --             --            --      10.81
12/31/03                    10.44      0.30            0.22        (0.30)            --             --            --      10.66
12/31/02                     9.80      0.40            0.64        (0.40)            --             --            --      10.44
12/31/01                     9.40      0.49            0.40        (0.49)            --             --            --       9.80

INVESTOR CLASS
1/17/06* TO 8/31/06        $10.69    $ 0.28**        $(0.19)      $(0.28)        $   --          $  --         $  --     $10.50

RETIREMENT CLASS
9/01/05* to 8/31/06        $10.86    $ 0.44**        $(0.36)      $(0.44)        $   --          $  --         $  --     $10.50
------------------------------------------------------------------------------------------------------------------------------------



*   Commencement of operations.
**  Calculated based on average shares outstanding for the period.
(1) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2) For the period January 1, 2005 through August 31, 2005.
(3) Excludes the effects of fees paid indirectly. Had such offsets been included, the ratio would not differ.
(4) The portfolio turnover rates excluding mortgage dollar roll transactions were 295.59%, 295.21% and 573.60% for the year ended August 31, 2006, for the period ended August 31, 2005 and the year ended December 31, 2004, respectively.
(5) Annualized.
(6) Amount is less than $0.01 per share.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



74   |   ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)                 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------

                                                                                            RATIO OF NET
                                                                                             INVESTMENT
                                                        RATIO OF           RATIO OF          INCOME TO
                                           NET         EXPENSES TO        EXPENSES TO         AVERAGE
                                          ASSETS,      AVERAGE NET        AVERAGE NET        NET ASSETS
                              TOTAL       END OF       ASSETS WITH      ASSETS WITHOUT      WITH WAIVERS      PORTFOLIO
                            INVESTMENT    PERIOD      WAIVERS AND        WAIVERS AND            AND            TURNOVER
                             RETURN(1)    (000)      REIMBURSEMENTS     REIMBURSEMENTS      REIMBURSEMENTS       RATE
------------------------------------------------------------------------------------------------------------------------------------
WPG TUDOR FUND
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
8/31/06                        7.16%     $ 48,607        1.43%(3)            1.43%              0.02%           139.15%
8/31/05(2)                    (0.74)       52,368        1.57(3,5)           1.57(5)           (0.35)(5)        135.85
12/31/04                      19.35        57,787        1.55                1.55              (0.55)           159.20
12/31/03                      45.37        58,282        1.68                1.68               0.83            228.30
12/31/02                     (26.10)       47,705        1.54                1.54              (0.81)           105.60
12/31/01                     (14.78)       71,324        1.38                1.38               0.11            128.10
------------------------------------------------------------------------------------------------------------------------------------
WPG LARGE CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
8/31/06                        6.10%     $ 18,935        1.40%(3)            1.79%             (0.06)%           93.80%
8/31/05(2)                     1.13        20,626        1.40(3,5)           2.08(5)           (0.42)(5)        100.01
12/31/04                       3.82        26,222        1.40                1.50              (0.06)           138.70
12/31/03                      31.89        52,355        1.44                1.44              (0.52)           126.80
12/31/02                     (27.59)       43,412        1.25                1.25              (0.42)           107.90
12/31/01                     (20.45)       74,931        1.14                1.14              (0.11)            56.40
------------------------------------------------------------------------------------------------------------------------------------
WPG CORE BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
8/31/06                        1.11%     $178,491        0.43%(3)            0.79%              4.29%           626.69%(4)
8/31/05(2)                     2.65       161,761        0.43(3,5)           0.75(5)            3.52(5)         602.95(4)
12/31/04                       4.38       144,349        0.43                0.71               2.90            805.80(4)
12/31/03                       5.04       145,818        0.45                0.75               2.81            561.80
12/31/02                      10.87       105,261        0.50                0.83               4.02            539.20
12/31/01                       9.64       123,797        0.50                0.81               5.04            431.50

INVESTOR CLASS
1/17/06* TO 8/31/06            0.84%     $     20        0.66%(3,5)         1.04%(5)            4.23%(5)        626.69%(4)

RETIREMENT CLASS
9/01/05* to 8/31/06            0.84%     $     20        0.50%(3)           0.86%               4.21%           626.69%(4)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




                                                       ANNUAL REPORT 2006  |  75

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including Robeco Boston Partners Small Cap Value Fund II ("BP Small Cap Value Fund II"), Robeco Boston Partners Long/Short Equity Fund ("BP Long/Short Equity Fund"), Robeco Boston Partners Large Cap Value Fund ("BP Large Cap Value Fund"), Robeco Boston Partners Mid Cap Value Fund ("BP Mid Cap Value Fund"), Robeco Boston Partners All-Cap Value Fund ("BP All-Cap Value Fund") (collectively "BP Funds"), Robeco WPG Tudor Fund ("WPG Tudor Fund"), Robeco WPG Large Cap Growth Fund ("WPG Large Cap Growth Fund") and Robeco WPG Core Bond Fund ("WPG Core Bond Fund") (collectively "WPG Funds") (each a "Fund", collectively the "Funds"). As of August 31, 2006, the Boston Partners Funds each offer two classes of shares, Institutional Class and Investor Class. The WPG Tudor and Large Cap Growth Funds are single class funds offering only the Institutional Class of shares. The Core Bond Fund offers three classes of shares, Institutional Class, Investor Class and Retirement Class.

     RBB has authorized capital of thirty billion shares of common stock of which 26.573 billion are currently classified into one hundred and four classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families."

     On December 16, 2004, the Board of Trustees of the WPG Tudor Fund, WPG Large Cap Growth Fund and WPG Core Bond Fund, a series of Weiss, Peck and Greer Funds Trust (each a "WPG Fund" and collectively, the "WPG Funds"), approved an Agreement and Plan of Reorganization between each Fund and the Company, that provided for the tax-free reorganization of the Funds into newly created portfolios of the Company (the "New Funds"). The Agreement and Plan of Reorganization was approved by the shareholders, and, effective after the close of business on April 29, 2005. All of the assets and liabilities of the WPG Funds have been transferred, in a tax-free exchange, to the New Funds and the shareholders of the WPG Funds have become shareholders of the New Funds.

     PORTFOLIO VALUATION -- The Funds' net asset value ("NAV") is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask price prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued by a pricing service which utilizes both dealer-supplied valuations and other techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in mutual funds are valued at the funds closing NAV. With the approval of the Company's Board of Directors, the Funds may use a pricing service, bank or broker/dealer experienced in providing valuations to value the Funds' securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Company's Valuation Committee following procedures adopted by the Board of Directors.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Funds record security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Funds' investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and



76   |   ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-date for all Funds with the exception of the WPG Core Bond Fund which declares daily and pays monthly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Funds' intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the portfolios are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

     FOREIGN SECURITIES -- There are certain risks resulting from investing in foreign securities in addition to the usual risks inherent in domestic investments. Such risks include future political, economic and currency exchange developments including investment restrictions and changes in foreign laws.

     FORWARD CURRENCY CONTRACTS -- The Funds may enter into forward currency contracts. Such contracts may be utilized in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolios denominated in foreign currencies. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Funds. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Upon entering into such a contract, the Fund is required to segregate assets with its custodian at least equal to the value of the Fund's assets committed to fulfilling the forward currency contract. At August 31, 2006, the Funds did not hold any forward currency contracts.

     FUTURES -- The WPG Tudor Fund and the WPG Core Bond Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange on which such contract is traded. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a "variation margin" and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Funds only enter into futures contracts which are traded on exchanges. At August 31, 2006, the Funds did not hold any futures.



                                                     ANNUAL REPORT 2006   |   77

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

     LINE OF CREDIT -- Each Robeco Boston Partners Fund may borrow an amount up to its prospectus-defined limitations, from a committed line of credit of 10% of the Portfolio's net assets through Custodial Trust Company available to the Funds in the Robeco Boston Partners Fund Family. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 125 basis points. The Funds had no outstanding borrowings at August 31, 2006 or at any time during the year ended August 31, 2006.

     MORTGAGE DOLLAR ROLLS (WPG CORE BOND FUND) -- The WPG Core Bond Fund may enter into mortgage dollar rolls in which the WPG Core Bond Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed upon price on a fixed date. The WPG Core Bond Fund accounts for such dollar rolls as purchases and sales and records an unrealized gain or loss each day equal to the difference between the original value of the purchase and the current market value. The WPG Core Bond Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. Losses may arise due to changes in value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the WPG Core Bond Fund's right to repurchase or sell securities may be limited.

     OPTIONS -- The BP All-Cap Value Fund, WPG Tudor Fund, WPG Large Cap Growth Fund and WPG Core Bond Fund may buy put and call options and write covered call and secured put options. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

     Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

     The BP All-Cap Value Fund had transactions in options written during year ended August 31, 2006 as follows:

                                                              NUMBER OF          PREMIUMS
                                                              CONTRACTS          RECEIVED
                                                             ----------         ----------
Options outstanding at August 31, 2005                            89             $ 31,116
Options written                                                  334              118,988
Options terminated in closing purchase transactions              (57)             (20,883)
Options exercised                                               (119)             (45,542)
                                                               -----            ---------
Options outstanding at August 31, 2006                           247             $ 83,679
                                                               =====            =========

     SHORT SALES -- When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund and the BP All-Cap Value Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.


78   |   ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)


2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Boston Partners Asset Management, LLC ("Boston Partners" or the "Adviser"), a wholly owned subsidiary of Robeco Investment Management, USA, serves as the BP Funds' Investment Adviser. For its advisory services, Boston Partners is entitled to receive 1.25% of the BP Small Cap Value Fund II's average daily net assets, 2.25% of the BP Long/Short Equity Fund's average daily net assets, 0.60% of the BP Large Cap Value Fund's average daily net assets, 0.80% of the BP Mid Cap Value Fund's average daily net assets and 0.80% of the BP All-Cap Value Fund's average daily net assets, each accrued daily and payable monthly. Prior to March 1, 2006 the Advisory fees for the BP Large Cap Value Fund and the BP All-Cap Value Fund were 0.75% and 1.00% of average daily net assets, respectively.

     Boston Partners has contractually agreed to limit a Fund's total operating expenses to the extent that such expenses exceed the ratios in the table below. This limit is calculated daily based on a Fund's average daily net assets. This limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary. The BP Funds will not pay the adviser at a later time for any amounts waived or any amounts assumed.

                                      INSTITUTIONAL       INVESTOR
                                      ------------        --------
BP Small Cap Value Fund II               1.55%              1.80%
BP Long/Short Equity Fund                2.50%*             2.75%*
BP Large Cap Value Fund                  0.75%**            1.00%**
BP Mid Cap Value Fund                    1.00%              1.25%
BP All-Cap Value Fund                    0.95%**            1.20%**

 *  Excluding short sale dividend expense.
 ** Prior to March 1, 2006 the limit on the Fund's total operating expenses were as follows:

                                      INSTITUTIONAL       INVESTOR
                                      ------------        --------
         BP Large Cap Value               1.00%              1.25%
         BP All-Cap Value                 1.25%              1.50%

     Weiss, Peck & Greer ("WPG" or the "Adviser"), a wholly owned subsidiary of Robeco Investment Management, USA, serves as the WPG Funds' Investment Adviser. The annual advisory fees of each WPG Fund are accrued daily and paid monthly as follows:

     WPG Tudor               0.90% of net assets up to $300 million
                             0.80% of net assets $300 million to $500 million
                             0.75% of net assets in excess of $500 million

     WPG Large Cap Growth    0.75% of net assets

     WPG Core Bond           0.45% of net assets

     WPG has contractually agreed to cap operating expenses. The WPG Tudor Fund's expenses are capped at 1.70%, WPG Large Cap Growth Fund's expenses are capped at 1.40%, and WPG Core Bond Fund's expenses are capped at 0.43%. Pursuant to an agreement, beginning in 2004, WPG may seek reimbursement from the WPG Tudor Fund and WPG Large Cap Growth Fund for expenses waived by WPG during the prior two years to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. At August 31, 2006, the amounts potentially recoverable by WPG from the WPG Large Cap Growth Fund pursuant to this agreement are $42,989 expiring December 31, 2006 and $54,529 expiring April 29, 2007. WPG has agreed to not recover any fees waived after April 29, 2005.

     For the year ended August 31, 2006, investment advisory fees, waivers and reimbursements of expenses were as follows:


                                               GROSS                                    NET                EXPENSE
                                           ADVISORY FEES          WAIVERS         ADVISORY FEES         REIMBURSEMENT
                                           -------------         ----------      ---------------       ----------------
BP Small Cap Value Fund II                  $4,937,878           $ (19,577)          $4,918,301         $        --
BP Long/Short Equity Fund                    2,562,806            (183,451)           2,379,355                  --
BP Large Cap Value Fund                        335,576            (178,624)             156,952                  --
BP Mid Cap Value Fund                          364,698            (177,431)             187,267                  --
BP All-Cap Value Fund                          108,690            (108,690)                  --            (115,685)
WPG Tudor Fund                                 455,491                  --              455,491                  --
WPG Large Cap Growth Fund                      149,640             (77,630)              72,010                  --
WPG Core Bond Fund                             724,060            (585,264)             138,796                  --



                                                     ANNUAL REPORT 2006   |   79

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Funds. For providing administration and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.1125% of the Funds' first $200 million of average net assets; and 0.095% of average net assets in excess of $200 million with a minimum monthly fee of $5,333.

     For the year ended August 31, 2006, PFPC administration and accounting services fees were as follows:

                                                             ADMINISTRATION
                                                              AND ACCOUNTING
                                                              SERVICE FEES
                                                            ------------------
BP Small Cap Value Fund II                                      $481,042
BP Long/Short Equity Fund                                        162,637
BP Large Cap Value Fund                                           85,443
BP Mid Cap Value Fund                                             86,456
BP All-Cap Value Fund                                             80,956
WPG Tudor Fund                                                    82,021
WPG Large Cap Growth Fund                                         76,138
WPG Core Bond Fund                                               230,127

     Included in the administration and accounting service fees, shown above, are fees for providing regulatory administrative services to RBB. For providing these services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each Fund in proportion to its net assets of the RBB funds.

     In addition, PFPC serves as the Funds' transfer and dividend disbursing agent. For providing transfer agency services, PFPC is entitled to receive a monthly fee subject to a minimum monthly fee of $3,000 per class plus per account charges and out of pocket expenses.

     For providing custodial services to the BP Funds, PFPC Trust Company, a wholly-ownd subsidary of PFPC Worldwide Inc., an indirect wholly-owned subsidary of the PNC Financial Services Group, Inc. is entitled to receive a monthly fee equal to an annual rate of 0.01% of the Funds' average daily gross assets or a minimum monthly fee of $1,000.

     PFPC Distributors, Inc., provides certain administrative services to the Funds. As compensation for such administrative services, PFPC Distributors, Inc. is entitled to receive an annual fee of $62,500 from the BP Funds which is allocated to the BP Funds in proportion to their net assets. PFPC Distributors, Inc. is entitled to receive an annual fee of $5,000 per Fund from the WPG Funds.

     The Board of Directors of the Company has approved a Distribution Agreement and adopted a separate Plan of Distribution for the shares (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, PFPC Distributors, Inc. (the "Distributor") is entitled to receive from the Funds a distribution fee with respect to the Investor Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Shares.

     Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares,
(ii) ongoing servicing and/or  maintenance of the accounts of shareholders,  and
(iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Shares, all as set forth in the Funds' 12b-1 Plan. Ongoing servicing and/or maintenance of the accounts of shareholders may include updating and mailing prospectuses and shareholder reports, responding to inquiries regarding shareholder accounts and acting as agent or intermediary between shareholders and the Funds or their service providers.

     At August 31, 2006, PFPC and its affiliates were due fees for their services of $63,357, $35,533, $17,171, $20,079, $17,006, $16,025, $13,824 and
$32,429 from the BP Small Cap Value Fund II, BP Long/Short Equity Fund, BP Large Cap Value Fund, BP Mid Cap Value Fund, BP All-Cap Value Fund, WPG Tudor Fund, WPG Large Cap Growth Fund and WPG Core Bond Fund, respectively.


80   |   ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)


3.   CUSTODIAN FEES (WPG TUDOR FUND, WPG LARGE CAP GROWTH FUND AND WPG CORE BOND
     FUND)

     Boston Safe Deposit and Trust provides custodial services to the WPG Funds. Each WPG Fund has entered into an expense offset agreement with Boston Safe Deposit and Trust Company, wherein it receives a credit toward the reduction of custodian fees whenever there are uninvested cash balances. For the year ended August 31, 2006, the Funds' custodian fees and related offset fees were as follows:

                                               CUSTODIAN FEE       OFFSET FEES
                                             ----------------     --------------
WPG Tudor Fund                                  $ 21,702              $(210)
WPG Large Cap Growth Fund                          9,477               (679)
WPG Core Bond Fund                                32,799               (878)

4.   INVESTMENT IN SECURITIES

     For the year ended August 31, 2006, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) were as follows:

                                                   INVESTMENT SECURITIES
                                            -----------------------------------
                                              PURCHASES            SALES
                                            --------------    ----------------
BP Small Cap Value Fund II                   $128,128,379      $217,888,320
BP Long/Short Equity Fund                     119,682,587       143,442,770
BP Large Cap Value Fund                        39,120,916        28,339,085
BP Mid Cap Value Fund                          42,887,441        69,568,465
BP All-Cap Value Fund                           7,979,567         5,897,879
WPG Tudor Fund                                 66,901,332        75,657,467
WPG Large Cap Growth Fund                      18,706,716        21,618,899
WPG Core Bond Fund                            383,662,224       308,696,285

     Purchases and sales of long-term U.S. government obligations were:

                                              PURCHASES           SALES
                                            --------------    ----------------
WPG Core Bond Fund                            $372,124,869     $388,250,021

5.   CAPITAL SHARE TRANSACTIONS

     As of August 31, 2006, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized.

     Transactions in capital shares for the respective periods were as follows:

                                                                            BP SMALL CAP VALUE FUND II
                                                             ----------------------------------------------------------
                                                                      FOR THE                        FOR THE
                                                                     YEAR ENDED                    YEAR ENDED
                                                                   AUGUST 31, 2006               AUGUST 31, 2005
                                                             ----------------------------  ----------------------------
                                                                SHARES        VALUE          SHARES           VALUE
                                                             -----------  ---------------  -----------  ---------------
INSTITUTIONAL CLASS
   Sales ...........................................            578,461    $13,652,888        777,812     $ 18,327,856
   Repurchases .....................................         (1,858,219)   (43,364,503)    (1,687,171)     (40,024,300)
   Redemption Fees* ................................                 --         17,806             --           43,603
   Reinvestments ...................................            699,447     15,555,696        656,191       15,282,691
                                                             ----------   ------------     ----------     -------------
Net Increase / (Decrease) ..........................           (580,311)  $(14,138,113)      (253,168)    $ (6,370,150)
                                                             ==========   ============     ==========     =============
INVESTOR CLASS
   Sales ...........................................          1,601,378    $37,613,254      1,070,961     $ 24,915,496
   Repurchases .....................................         (4,293,955)   (97,878,085)    (6,064,815)    (139,675,678)
   Redemption Fees* ................................                 --         36,512             --           98,569
   Reinvestments ...................................          1,696,876     37,110,688      1,731,042       39,744,721
                                                             ==========   ============     ==========     =============
Net Increase / (Decrease) ..........................           (995,701)  $(23,117,631)    (3,262,812)   $ (74,916,892)
                                                             ==========   ============     ==========     =============

                                                     ANNUAL REPORT 2006   |   81

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

                                                                              BP LONG/SHORT EQUITY FUND
                                                             ----------------------------------------------------------
                                                                      FOR THE                        FOR THE
                                                                     YEAR ENDED                    YEAR ENDED
                                                                   AUGUST 31, 2006               AUGUST 31, 2005
                                                             ----------------------------  ----------------------------
                                                                SHARES        VALUE          SHARES           VALUE
                                                             -----------  ---------------  -----------  ---------------
INSTITUTIONAL CLASS
   Sales ...........................................            125,886   $  2,126,079      2,751,092     $  44,635,106
   Repurchases .....................................         (1,323,512)   (21,652,614)    (1,139,281)      (18,057,317)
   Redemption Fees* ................................                 --         46,371             --            27,144
   Reinvestments ...................................            484,194      8,105,408             --                --
                                                             ----------   ------------     ----------     -------------
Net Increase / (Decrease) ..........................           (713,432)  $(11,374,756)     1,611,811     $  26,604,933
                                                             ==========   ============     ==========     =============
INVESTOR CLASS
   Sales ...........................................             12,505  $     215,550        556,860     $   9,076,329
   Repurchases .....................................           (390,664)    (6,473,943)      (143,392)       (2,274,376)
   Redemption Fees* ................................                 --         10,786             --             6,652
   Reinvestments ...................................            112,881      1,871,569             --                --
                                                             ----------   ------------     ----------     -------------
Net Increase / (Decrease) ..........................           (265,278) $  (4,376,038)       413,468      $  6,808,605
                                                             ==========   ============     ==========     =============


                                                                               BP LARGE CAP VALUE FUND
                                                             ----------------------------------------------------------
                                                                      FOR THE                        FOR THE
                                                                     YEAR ENDED                    YEAR ENDED
                                                                   AUGUST 31, 2006               AUGUST 31, 2005
                                                             ----------------------------  ----------------------------
                                                                SHARES        VALUE          SHARES           VALUE
                                                             -----------  ---------------  -----------  ---------------
INSTITUTIONAL CLASS
   Sales ...........................................            646,767   $  9,254,760        330,361     $   4,604,925
   Repurchases .....................................           (288,561)    (4,191,539)    (1,861,228)      (25,796,464)
   Reinvestments ...................................            307,357      4,164,692         21,384           297,875
                                                             ----------   ------------     ----------     -------------
Net Increase / (Decrease) ..........................            665,563     $9,227,913     (1,509,483)     $(20,893,664)
                                                             ==========   ============     ==========     =============
INVESTOR CLASS
   Sales ...........................................            782,378    $11,308,245        402,140      $  5,703,289
   Repurchases .....................................           (364,636)    (5,219,721)      (194,274)       (2,796,981)
   Reinvestments ...................................            168,790      2,329,297          4,032            57,102
                                                             ----------   ------------     ----------     -------------
Net Increase / (Decrease) ..........................            586,532    $ 8,417,821        211,898     $   2,963,410
                                                             ==========   ============     ==========     =============



                                                                                BP MID CAP VALUE FUND
                                                             ----------------------------------------------------------
                                                                      FOR THE                        FOR THE
                                                                     YEAR ENDED                    YEAR ENDED
                                                                   AUGUST 31, 2006               AUGUST 31, 2005
                                                             ----------------------------  ----------------------------
                                                                SHARES        VALUE          SHARES           VALUE
                                                             -----------  ---------------  -----------  ---------------
INSTITUTIONAL CLASS
   Sales ...........................................            342,353   $  4,464,259        295,033      $ 3,923,035
   Repurchases .....................................         (2,612,779)   (33,998,155)      (215,949)      (2,832,424)
   Reinvestments ...................................            516,918      6,544,181        575,796        7,462,319
                                                             ----------   ------------     ----------     -------------
Net Increase / (Decrease) ..........................         (1,753,508)  $(22,989,715)       654,880      $ 8,552,930
                                                             ==========   ============     ==========     =============
INVESTOR CLASS
   Sales ...........................................            173,429    $ 2,258,578        140,507      $ 1,897,369
   Repurchases .....................................           (133,206)    (1,706,074)       (73,889)        (968,387)
   Reinvestments ...................................             52,930        658,979         40,086          512,302
                                                             ----------   ------------     ----------     -------------
Net Increase / (Decrease) ..........................             93,153    $ 1,211,483        106,704     $  1,441,284
                                                             ==========   ============     ==========     =============


82  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

                                                                               BP ALL-CAP VALUE FUND
                                                             ----------------------------------------------------------
                                                                      FOR THE                        FOR THE
                                                                     YEAR ENDED                    YEAR ENDED
                                                                   AUGUST 31, 2006               AUGUST 31, 2005
                                                             ----------------------------  ----------------------------
                                                                SHARES        VALUE          SHARES           VALUE
                                                             -----------  ---------------  -----------  ---------------
INSTITUTIONAL CLASS
   Sales ...........................................           266,146     $ 4,018,137         135,351     $  1,923,347
   Repurchases .....................................          (171,528)     (2,587,589)        (70,683)      (1,056,193)
   Reinvestments ...................................            31,915         476,166          16,501          234,976
                                                             ----------   ------------      ----------     ------------
Net Increase / (Decrease) ..........................           126,533     $ 1,906,714          81,169     $  1,102,130
                                                             ==========   ============      ==========     ============
INVESTOR CLASS
   Sales ...........................................            90,797    $  1,401,095         157,282     $  2,279,313
   Repurchases .....................................           (48,842)       (746,935)        (26,670)        (388,899)
   Reinvestments ...................................            13,979         208,144           3,715           52,873
                                                             ----------   ------------      ----------     ------------
Net Increase / (Decrease) ..........................            55,934     $   862,304         134,327       $1,943,287
                                                             ==========   ============      ==========     ============


                                                                    WPG TUDOR FUND
                                   -----------------------------------------------------------------------------------------
                                             FOR THE                      FOR THE                         FOR THE
                                           YEAR ENDED              PERIOD JANUARY 1, 2005 TO             YEAR ENDED
                                         AUGUST 31, 2006                AUGUST 31, 2005               DECEMBER 31, 2004
                                   ----------------------------   ----------------------------     -------------------------
                                     SHARES         VALUE           SHARES         VALUE           SHARES          VALUE
                                   -----------  ------------      -----------   ------------      -----------   ------------
INSTITUTIONAL CLASS
   Sales ......................      77,517     $ 1,234,067          37,823     $   644,418          132,091     $ 2,287,219
   Repurchases ................    (483,726)     (8,013,166)       (323,869)     (5,495,452)        (711,927)    (12,368,622)
   Reinvestments ..............     338,981       5,199,969              --              --          304,962       5,208,756
                                   --------     -----------       ---------     -----------       ----------     -----------
Net Increase / (Decrease) .....     (67,228)    $(1,579,130)       (286,046)    $(4,851,034)        (274,874)    $(4,872,647)
                                   ========     ===========       =========     ===========       ==========     ===========


                                                                 WPG LARGE CAP GROWTH FUND
                                   -----------------------------------------------------------------------------------------
                                             FOR THE                      FOR THE                         FOR THE
                                           YEAR ENDED              PERIOD JANUARY 1, 2005 TO             YEAR ENDED
                                         AUGUST 31, 2006                AUGUST 31, 2005               DECEMBER 31, 2004
                                   ----------------------------   ----------------------------     -------------------------
                                     SHARES         VALUE           SHARES         VALUE           SHARES          VALUE
                                   -----------  ------------      -----------   ------------      -----------   ------------
INSTITUTIONAL CLASS
   Sales ......................      23,820      $  534,282           7,869     $   177,920          134,452    $  3,337,476
   Repurchases ................    (135,322)     (3,056,426)       (260,180)     (5,808,907)      (1,192,359)    (29,117,158)
   Reinvestments ..............      78,538       1,736,482              --              --          121,536       2,775,886
                                   --------     -----------       ---------     -----------       ----------    ------------
Net Increase / (Decrease) .....     (32,964)    $  (785,662)       (252,311)    $(5,630,987)        (936,371)   $(23,003,796)
                                   ========     ===========       =========     ===========       ==========    ============

                                                     ANNUAL REPORT 2006   |   83

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

                                                                               WPG CORE BOND FUND
                                   -----------------------------------------------------------------------------------------
                                             FOR THE                      FOR THE                         FOR THE
                                           YEAR ENDED              PERIOD JANUARY 1, 2005 TO             YEAR ENDED
                                         AUGUST 31, 2006                AUGUST 31, 2005               DECEMBER 31, 2004
                                   ----------------------------   ----------------------------     -------------------------
                                     SHARES         VALUE           SHARES         VALUE           SHARES          VALUE
                                   -----------  ------------      -----------   ------------      -----------   ------------
INSTITUTIONAL CLASS
   Sales ......................     3,490,182    $36,295,041        2,600,838   $ 27,885,333       4,653,509     $49,322,297
   Repurchases ................    (2,023,134)   (21,207,704)      (1,351,096)   (14,543,674)     (5,354,201)    (57,635,145)
   Redemption Fees* ...........            --          3,747               --          1,420              --              --
   Reinvestments ..............       615,292      6,458,337          311,924      3,368,054         376,259       4,030,853
                                   ----------    -----------       ----------   ------------      ----------     -----------

Net Increase / (Decrease) .....     2,082,340    $21,549,421        1,561,666   $ 16,711,133        (324,433)    $(4,281,995)
                                   ==========    ===========       ==========   ============      ==========     ===========
INVESTOR CLASS
   Sales ......................         3,113    $    33,164
   Repurchases ................        (1,251)       (12,979)
   Reinvestments ..............            59            617
                                   ----------    -----------
Net Increase ..................         1,921    $    20,802
                                   ==========    ===========

RETIREMENT CLASS
   Sales ......................         1,842    $    20,000
   Repurchases ................            --             --
   Reinvestments ..............            79            823
                                   ----------    -----------
Net Increase ..................         1,921    $    20,823
                                   ==========    ===========

-------------------------------
  * There is a 1.00% redemption fee on shares redeemed which have been held 365 days or less on the BP Small Cap Value Fund II. There is a 2.00% redemption fee on shares redeemed which have been held 365 days or less on the BP Long/Short Equity Fund. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital. The WPG Core Bond Fund has a 2.00% redemption fee on shares redeemed within 60 days of purchase.

     As of August 31, 2006, the following shareholders held 10% or more of the outstanding shares of the Funds. These shareholders may be omnibus accounts which are comprised of many underlying shareholders.

     BP Small Cap Value Fund II (4 shareholders)    64%
     BP Long/Short Equity Fund (3 shareholders)     72%
     BP Large Cap Value Fund (3 shareholders)       76%
     BP Mid Cap Value Fund (3 shareholders)         87%
     BP All-Cap Value Fund (4 shareholders)         79%
     WPG Tudor Fund                                 --
     WPG Large Cap Growth Fund (1 shareholder)      11%
     WPG Core Bond Fund (3 shareholders)            66%

6.   SECURITIES LENDING (WPG TUDOR FUND AND WPG CORE BOND FUND)

     At August 31, 2006, the WPG Tudor Fund loaned securities valued at $4,747,916 (including accrued interest). For collateral, the WPG Tudor Fund received a letter of credit from Banco Santander Bank in an amount equal to $5,000,000. At August 31, 2006, the WPG Core Bond Fund loaned securities with maturity dates ranging from 05/15/08 to 02/15/36 and interest rates ranging from 3.50% to 5.35% valued at $26,492,374 (including accrued interest). For collateral, the WPG Core Bond Fund received U.S. Treasury securities which were valued at $27,633,888. For the year ended August 31, 2006, the WPG Tudor Fund earned $7,116 and the WPG Core Bond Fund earned $24,736 in securities lending fees, net of custodian expenses. Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents or U.S. government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned.


84  |  ANNUAL REPORT 2006

7.   FEDERAL INCOME TAX INFORMATION

     At August 31, 2006, federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

                                                                                                       NET UNREALIZED
                                           FEDERAL TAX         UNREALIZED           UNREALIZED          APPRECIATION/
FUND                                          COST             APPRECIATION        DEPRECIATION         DEPRECIATION
------                                   --------------       --------------      --------------       ----------------
BP Small Cap Value Fund II                $293,119,997          $75,839,292        $(22,286,120)         $53,553,172
BP Long/Short Equity Fund                   71,308,396           14,842,175          (4,459,600)          10,382,575
BP Large Cap Value Fund                     52,128,434            5,633,058            (718,212)           4,914,846
BP Mid Cap Value Fund                       31,160,852            3,168,357            (803,157)           2,365,200
BP All-Cap Value Fund                       11,797,519            1,911,395            (443,758)           1,467,637
WPG Tudor Fund                              46,926,960            5,348,592          (3,657,598)           1,690,994
WPG Large Cap Growth Fund                   16,735,685            2,606,129            (447,048)           2,159,081
WPG Core Bond Fund                         220,975,168            1,269,546            (926,621)             342,925


     The  following  permanent  differences  as of August  31,  2006,  primarily
attributable  to  net  investment  loss  and   non-deductible   expenses,   were
reclassified to the following accounts:

                                                             INCREASE/(DECREASE)
                                        INCREASE/(DECREASE)      ACCUMULATED
                                           UNDISTRIBUTED         NET REALIZED
                                          NET INVESTMENT         GAIN/(LOSS)
                                           INCOME/(LOSS)       ON INVESTMENTS
                                       --------------------  -------------------
BP Small Cap Value Fund II                  $1,979,222          $(1,979,222)
BP Long/Short Equity Fund                    1,779,467           (1,779,467)
BP Large Cap Value Fund                             --                   --
BP Mid Cap Value Fund                               --                   --
BP All-Cap Value Fund                               --                   --
WPG Tudor Fund                                      --                   --
WPG Large Cap Growth Fund                       11,477              (11,477)
WPG Core Bond Fund                              25,577              (25,577)

     As of August 31, 2006, the components of distributable earning on a tax basis were as follows:

                                           UNDISTRIBUTED       UNDISTRIBUTED
                                             ORDINARY            LONG-TERM
FUND                                          INCOME               GAINS
------                                     ------------       ---------------
BP Small Cap Value Fund II                  $3,979,425          $38,297,165
BP Long/Short Equity Fund                    4,224,746            3,311,024
BP Large Cap Value Fund                      1,915,251            2,911,389
BP Mid Cap Value Fund                        1,568,228            8,074,201
BP All-Cap Value Fund                          180,373              967,690
WPG Tudor Fund                               2,048,636            2,453,128
WPG Large Cap Growth Fund                      650,613            1,020,893
WPG Core Bond Fund                              28,784                   --


     At August 31, 2006, the WPG Core Bond Fund had capital loss carryforwards of $3,212,690 available to offset future capital gains which expire in 2007 ($2,731,098) and in 2014 ($481,592).


                                                       ANNUAL REPORT 2006  |  85

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (concluded)

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2006, WPG Core Bond Fund expects to elect to treat post-October capital losses of $3,888,094 incurred in the period November 1, 2005 through August 31, 2006 as having been incurred in the following fiscal year. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

     The tax character of dividend and distributions paid during the last two fiscal years or periods were as follows:

                                   FISCAL YEAR
                                     PERIOD           ORDINARY            LONG-TERM
                                     ENDED             INCOME               GAINS                 TOTAL
                                   ----------        -----------         -----------           -----------
BP Small Cap Value Fund II
                                    8/31/06          $ 7,646,694         $47,473,562           $55,120,256
                                    8/31/05           13,031,469          44,235,919            57,267,388
BP Long/Short Equity Fund
                                    8/31/06            5,602,232           4,484,174            10,086,406
                                    8/31/05                   --                  --                    --
BP Large Cap Value Fund
                                    8/31/06              890,296           5,643,990             6,534,286
                                    8/31/05              355,713                  --               355,713
BP Mid Cap Value Fund
                                    8/31/06            1,413,839           5,942,313             7,356,152
                                    8/31/05            3,143,371           5,032,887             8,176,258
BP All-Cap Value Fund
                                    8/31/06              185,626             585,170               770,796
                                    8/31/05               45,057             284,013               329,070
WPG Tudor Fund
                                    8/31/06            3,007,949           2,693,232             5,701,181
                                    8/31/05                   --                  --                    --
WPG Large Cap Growth Fund
                                    8/31/06                   --           2,136,641             2,136,641
                                    8/31/05                   --                  --                    --
WPG Core Bond Fund
                                    8/31/06            6,922,980                  --             6,922,980
                                    8/31/05            3,597,722                  --             3,597,722

8.   IN-KIND REDEMPTION

     During the year ended August 31, 2005, the BP Large Cap Value Fund distributed securities in lieu of cash for an Institutional Shareholder redemption. The shareholder received a pro-rata portion of the BP Large Cap Value Fund's holdings. The value of the redemption was $7,471,816 (of which $1,185,294 was a realized gain for financial reporting purposes). The number of BP Large Cap Value Fund Institutional Shares redeemed as a part of this transaction was 581,012. This transaction was completed following guidelines approved by the Board of Directors.

9.   NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.


86  |   ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of The RBB Fund, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund, Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners All-Cap Value Fund, Robeco WPG Tudor Fund, Robeco WPG Large Cap Growth Fund, and Robeco WPG Core Bond Fund, each separately managed portfolios of The RBB Fund, Inc. (the "Fund") at August 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years or periods in the period then ended and the financial highlights for each of the five years or periods in the period then ended, except for Robeco WPG Tudor Fund, Robeco WPGLarge Cap Growth Fund and Robeco WPG Core Bond Fund for which the financial highlights are for each of the two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion. The statements of changes in net assets for the year ended December 31, 2004 and the financial highlights for each of the four years in the period ended December 31, 2004 for the Robeco WPG Tudor Fund, Robeco WPG Large Cap Growth Fund and Robeco WPG Core Bond Fund were audited by other independent accountants whose report dated February 14, 2005 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 26, 2006


                                                       ANNUAL REPORT 2006  |  87

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER TAX INFORMATION (unaudited)


                           BP SMALL CAP VALUE FUND II
                            BP LONG/SHORT EQUITY FUND
                             BP LARGE CAP VALUE FUND
                              BP MID CAP VALUE FUND
                              BP ALL-CAP VALUE FUND
                                 WPG TUDOR FUND
                            WPG LARGE CAP GROWTH FUND
                               WPG CORE BOND FUND


Each Fund is required by subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of each Fund's fiscal year end (August 31, 2006) as to the U.S. federal tax status of distributions received by each Fund's shareholders in respect of such fiscal year. During the fiscal year ended August 31, 2006, the following dividends and distributions per share were paid by each of the Funds:


                                             ORDINARY INCOME                   SHORT-TERM CAPITAL GAINS     LONG-TERM CAPITAL GAINS
                                 ----------------------------------------   -----------------------------  -------------------------
                                 INSTITUTIONAL   INVESTOR     RETIREMENT     INSTITUTIONAL    INVESTOR      INSTITUTIONAL  INVESTOR
FUND                                 CLASS        CLASS         CLASS            CLASS         CLASS            CLASS        CLASS
------                           ------------   ----------    -----------   --------------   ------------   -------------  ---------
BP Small Cap Value Fund II          $0.07         $0.01           N/A            $0.44         $0.44            $2.91        $2.91
BP Long/Short Equity Fund              --            --           N/A             0.82          0.82             0.65         0.65
BP Large Cap Value Fund              0.16          0.13           N/A             0.15          0.15             1.87         1.87
BP Mid Cap Value Fund                0.02            --           N/A             0.34          0.34             1.51         1.51
BP All-Cap Value Fund                0.08          0.06           N/A             0.17          0.17             0.78         0.78
WPG Tudor Fund                         --           N/A           N/A             1.04           N/A             0.94          N/A
WPG Large Cap Growth Fund              --           N/A           N/A               --           N/A             2.50          N/A
WPG Core Bond Fund                   0.45          0.28         $0.44               --            --               --           --


The percentage of total ordinary income dividends qualifying for the corporate dividends received deduction for each Fund is as follows:

                  BP Small Cap Value Fund II                         82%
                  BP Long/Short Equity Fund                          24%
                  BP Large Cap Value Fund                            61%
                  BP Mid Cap Value Fund                              33%
                  BP All-Cap Value Fund                              86%
                  WPG Tudor Fund                                     12%
                  WPG Large Cap Growth Fund                           0%
                  WPG Core Bond Fund                                  0%

The percentage of total ordinary income dividends qualifying for the 15% dividend income tax rate for each Fund is as follows:

                  BP Small Cap Value Fund II                         67%
                  BP Long/Short Equity Fund                          24%
                  BP Large Cap Value Fund                            61%
                  BP Mid Cap Value Fund                              31%
                  BP All-Cap Value Fund                              77%
                  WPG Tudor Fund                                      9%
                  WPG Large Cap Growth Fund                           0%
                  WPG Core Bond Fund                                  0%

For WPG Core Bond Fund, 96.25% of total ordinary dividends represent Qualified Interest Income for non-resident shareholders.

These amounts were reported to shareholders as income in 2005. Because each Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2006. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form1099-DIV and will be mailed in January 2007.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their dividend. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax exempt recipients (e.g.,IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.



88   |   ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION (unaudited)


PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 261-4073 and on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

     The Company files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

     As required by the 1940 Act, the Board of Directors (the "Board") of the Company, including all of the Directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), considered the renewal of the investment advisory agreements between: 1) Boston Partners and the Company on behalf of the BP Large Cap Value Fund, BP Mid Cap Value Fund, BP Small Cap Value Fund II, BP All-Cap Value Fund, and BP Long/Short Equity Fund, and 2) WPG and the Company on behalf of the WPG Large Cap Growth Fund, WPG Tudor Fund and WPG Core Bond Fund at a meeting of the Board held on May 25, 2006 (the "Meeting"). The investment advisory agreements between Boston Partners and the Company and WPG and the Company are collectively referred to as the "Advisory Agreements." At the Meeting, the Board approved the Advisory Agreements for an additional one-year term. The Board's decision to approve the Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Advisory Agreements, the Board considered information provided by Boston Partners and WPG with the assistance and advice of counsel to the Independent Directors and the Company.

     In considering the renewal of and approval of the Advisory Agreements, the Directors took into account all the materials provided prior to and during the Meeting, the presentations made during the Meeting, and the discussions during the Meeting. The Directors discussed the materials from Boston Partners and WPG mailed in advance of the Meeting that addressed most, if not all, of the factors listed below. Boston Partners and WPG also made a presentation during the Meeting and responded to questions from the Directors. Among other things, the Directors considered (i) the nature, extent, and quality of Boston Partners' and WPG's services provided to the Funds; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Boston Partners' and WPG's investment philosophies and processes; (iv) Boston Partners' and WPG's assets under management and client descriptions; (v) Boston Partners' and WPG's soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Boston Partners' and WPG's current and proposed advisory fee arrangements with the Company and other similarly managed clients; (vii) Boston Partners' and WPG's compliance procedures; (viii) Boston Partners' and WPG's financial information, insurance coverage and profitability analyses related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to each Fund; (x) a report prepared by Lipper, Inc. ("Lipper") comparing each Fund's management fee and total expense ratio to those of its Lipper peer group median and comparing each Fund's performance to that of its Lipper peer group median; (xi) the Funds' contractual management fees in comparison to the fees Boston Partners and WPG charge for managing assets pursuant to a strategy similar to that of a Fund for its other clients; (xii) a report comparing the performance of each Fund to the performance of its benchmark. No one factor was determinative in the Board's consideration of the Advisory Agreements.

     The Directors then met in executive session with counsel to discuss and consider information presented in connection with the continuation of the Advisory Agreements as well as the Directors' responsibilities and duties in approving the Advisory Agreements.


                                                       ANNUAL REPORT 2006  |  89

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION (unaudited) (continued)


     The Directors began with an evaluation of the BP Large Cap Value Fund, considering that both the contractual management fees and actual management fees for both the Investor Class and Institutional Class were lower than the Lipper peer group median. The Directors reviewed the advisory fees charged by Boston Partners to manage other clients' assets in a similar strategy as that of the Fund and found the fees to be lower in comparison to the advisory fees charged to the Fund. The Directors examined the total expense ratios, including Rule 12b-1 fees and shareholder servicing fees, for both Classes of the Fund, noting that the Investor Class was slightly above the Lipper peer group median while the Institutional Class was at the Lipper peer group median. The Directors then noted that Boston Partners agreed to waive its advisory fee and reimburse expenses of the Fund through December 31, 2006 to limit the total annual operating expenses of the Fund's Institutional Class and Investor Class to 0.75% and 1.00%, respectively. Next, the Director's evaluated the performance of the Fund. For the one, two, three, four and five-year periods ended March 31, 2006, both classes of the Fund performed better than the medians of both the Lipper peer group and universe. The Fund also outperformed its benchmark, the Russell 1000(R) Value Index, for the one, three and five-year periods ended March 31, 2006. The Directors considered and assessed the reasons for the higher total expense ratios for each Class of the Fund versus its Lipper peer group, taking into account that Boston Partners, effective February, 2006, reduced its advisory fees and that Boston Partners limits total annual operating expenses.

     Next, the Directors evaluated the BP Mid Cap Value Fund, considering that the contractual management fee for the Investor Class ranked below the median of the Lipper peer group, while the contractual management fee for the
Institutional Class is slightly above the Lipper peer group median. The Directors noted that actual management fees for both Classes were below the median of the Lipper peer group. The Directors reviewed the advisory fees charged by Boston Partners to manage other clients' assets in a similar strategy as that of the Fund and found the fees to be the same or lower in comparison to the advisory fees charged to the Fund. The Directors examined the total expense ratios, including Rule 12b-1 fees and shareholder servicing fees, for both Classes of the Fund, noting each Class was below the median for its peers. The Directors then noted that Boston Partners agreed to waive its advisory fee and reimburse expenses of the Fund through December 31, 2006 to limit the total annual operating expenses of the Fund's Institutional Class and Investor Class to 1.00% and 1.25%, respectively. Next, the Directors evaluated the performance of the Fund. The Investor Class of the Fund was below the median performance of its peers for the one, three, and four year periods ended March 31, 2006 and was at or above the median of its peers for the two and five-year periods. The Institutional Class of the Fund was below or at the median performance of its peers for the one, two, three and four-year periods ended March 31, 2006 and was slightly above the Lipper peer group median for the five-year period. The Fund lagged its benchmark, the Russell 2500(R) Value Index, for the one, three and five-year periods ended March 31, 2006. The Directors considered and assessed the reasons that the contractual management fee for the Institutional Class of the Fund was slightly higher than the Lipper peer group median and that the performance of the Fund lagged its peer group and benchmark.

     The Directors continued by evaluating the BP Small Cap Value Fund II, considering that the contractual management fees and actual management fees for both the Investor Class and Institutional Class ranked above the medians of the respective Lipper peer groups. The Directors reviewed the advisory fees charged by Boston Partners to manage other clients' assets in a similar strategy as that of the Fund and found the fees to be lower in comparison to the fees charged to the Fund. The Directors examined the total expense ratios, including Rule 12b-1 fees and shareholder servicing fees, for both Classes of the Fund, noting that each Class ranked above the median for its peers. The Directors then noted that Boston Partners agreed to waive its advisory fee and reimburse expenses of the Fund through December 31, 2006 to limit the total annual operating expenses of
the  Fund's   Institutional  Class  and  Investor  Class  to  1.55%  and  1.80%,
respectively. The Directors then evaluated the performance of the Fund. The Investor Class of the Fund was at or below the median performance of its Lipper peer group for the one, two, three and four-year periods ended March 31, 2006, and was above the median of its Lipper peer group for the five-year period. The Institutional Class of the Fund was at or below the median performance of its peers for the one and two-year periods ended March 31, 2006, and was above the median of its peers for the three, four and five-year periods. The Fund was on par with the performance of its benchmark, the Russell 2000(R) Value Index, for the one and three-year periods ended March 31, 2006 and slightly outperformed its benchmark for the five-year period. The Directors considered and assessed the reasons for the higher advisory fees and total expense ratios and average performance.




90  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION (unaudited) (continued)


     The Directors next evaluated the BP All-Cap Value Fund, considering that the contractual management fees for the Investor Class ranked slightly below the median of the Lipper peer group while those for the Institutional Class ranked above the median of the Lipper peer group. The Directors evaluated the actual management fees for both the Investor Class and Institutional Class, which ranked above the medians of the Lipper peer groups. The Directors reviewed the advisory fees charged by Boston Partners to manage other clients' assets in a similar strategy as that of the Fund and found the fees to be lower in comparison to the fees charged to the Fund. The Directors examined the total expense ratios, including Rule 12b-1 fees and shareholder servicing fees, for both Classes of the Fund, noting each Class ranked above the median for its Lipper peer group. The Directors then noted that Boston Partners agreed to waive its advisory fee and reimburse expenses of the Fund through December 31, 2006 to limit the total annual operating expenses of the Fund's Institutional Class and Investor Class to 0.95% and 1.20%, respectively. The Directors then evaluated the performance of the Fund. Both the Investor Class and Institutional Class of the Fund exceeded the median performance of its Lipper peer group and universe for the one, two, and three-year periods ended March 31, 2006. The Fund was at or above the performance of its benchmark, the Russell 3000(R) Value Index, for the one and three-year periods ended March 31, 2006. The Directors considered and assessed the reasons for the higher actual management fees and total expenses for the Classes, taking into account that Boston Partners, effective February, 2006, reduced its advisory fees and that Boston Partners limits total annual operating expenses.

     The Directors then evaluated the BP Long/Short Equity Fund, considering that the contractual management fees and actual management fees for both the Investor Class and Institutional Class ranked above the medians of the Lipper peer groups. The Directors reviewed the advisory fees charged by Boston Partners to manage other clients' assets in a similar strategy as that of the Fund and found the fees to be lower in comparison to the fees charged to the Fund. The Directors examined the total expense ratios, including Rule 12b-1 fees and shareholder servicing fees, for both Classes of the Fund, noting each Class ranked above the median for its peers. The Directors then noted that Boston Partners agreed to waive its advisory fee and reimburse expenses of the Fund through December 31, 2006 to limit the total annual operating expenses of the Fund's Institutional Class and Investor Class to 2.50% and 2.75%, respectively. Next, the Directors evaluated the performance of the Fund. The Investor Class of the Fund was below the median performance of its Lipper peer group for the one and three-year periods ended March 31, 2006, and was above the median of its Lipper peer group for the two-year period. A Lipper peer group to evaluate the performance of the Institutional Class was not available; however, both Classes performed at or below the median for the Lipper universe, except for the two-year period ended March 31, 2006. The Fund lagged its benchmark, the Standard & Poor's 500(R) Index, for the one and three-year periods ended March 31, 2006 and outperformed its benchmark for the five-year period. The Directors considered and assessed the reasons that the contractual management fees for the Investor Class and Institutional Class of the Fund were slightly higher than the Lipper peer group and that the Fund's one and three-year performance lagged that of its peer group and benchmark.

 The Directors evaluated the WPG Large Cap Growth Fund, considering that the contractual management fees and actual management fees for the Institutional Class ranked below the medians of the Lipper peer groups. The Directors reviewed the advisory fees charged by WPG to manage other clients' assets in a similar strategy as that of the Fund and found the fees to be lower in comparison to the fees charged to the Fund. The Directors examined the total expense ratio, including Rule 12b-1 fees and shareholder servicing fees, of the Fund, noting the Institutional Class ranked slightly above the median for its Lipper peer group. The Directors then noted that WPG agreed to waive its advisory fee and reimburse expenses of the Fund through December 31, 2006 to limit the total annual operating expenses of the Fund's Institutional Class to 1.40%. Next, the Directors evaluated the performance of the Fund. The Institutional Class of the Fund was at or below the median performance of its Lipper peers for the one, two, three, four, five and ten-year periods ended March 31, 2006. The Fund outperformed its benchmark, the Russell 1000(R) Growth Index, for the one and ten-year periods ended March 31, 2006 and lagged its benchmark for the five-year period. The Directors considered and assessed the reasons for the slightly higher total expenses and the lagging performance of the Fund relative to its peer group and benchmark.


                                                     ANNUAL REPORT 2006   |   91

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION (unaudited) (concluded)


     The Directors continued by evaluating the WPG Tudor Fund, considering that the contractual management fees were slightly below the median of the Fund's Lipper peer group while the actual management fees for the Institutional Class ranked slightly above the median of the Lipper peer group. The Directors reviewed the advisory fees charged by WPG to manage other clients' assets in a similar strategy as that of the Fund and found the fees to be higher in comparison to the fees charged to the Fund. The Directors examined the total expense ratio, including Rule 12b-1 fees and shareholder servicing fees, of the Fund, noting that the Fund's Institutional Class ranked slightly below the median for its peers. The Directors then noted that WPG agreed to waive its advisory fee and reimburse expenses of the Fund through December 31, 2006 to limit the total annual operating expenses of the Fund's Institutional Class to 1.70%. Next, the Directors evaluated the performance of the Fund. The Institutional Class of the Fund was below the median performance of its Lipper peers and universe for the one, two, three, four, and five-year periods ended March 31, 2006. The Fund lagged its benchmark, the Russell 2000(R) Value Index, for the one, five and ten-year periods ended March 31, 2006. The Directors considered and assessed the reasons for the lagging performance of the Fund relative to its peer group and benchmark.

     The Directors next evaluated the WPG Core Bond Fund, considering that the contractual management fees and the actual management fees for the Institutional Class ranked slightly below the median of the Lipper peer group. The Directors reviewed the advisory fees charged by WPG to manage other clients' assets in a similar strategy as that of the Fund and found the fees to be slightly lower in comparison to the fees charged to the Fund. The Directors examined the total expense ratio, including Rule 12b-1 fees and shareholder servicing fees, of the Fund, noting that the Institutional Class had the lowest expenses among its Lipper peer group, ranking below the median. The Directors then noted that WPG agreed to waive its advisory fee and reimburse expenses of the Fund through December 31, 2006 to limit the total annual operating expenses of the Fund's Institutional Class to 0.43%. Next, the Directors evaluated the performance of the Fund. The Institutional Class of the Fund was below the median performance of its Lipper peer group and universe for the one-year period ended March 31, 2006, but exceeded the median of its Lipper peer group and universe for the two, three, four, and five-year periods ended March 31, 2006. The Fund lagged its benchmark, the Lehman Aggregate Index, for the one-year period but performed at or above the benchmark for the five and ten-year periods ended March 31, 2006. The Directors considered and assessed the reasons for the lagging short-term performance of the Fund relative to its peer group and benchmark.

     The Directors then concluded that the nature, extent and quality of services provided by Boston Partners and WPG in advising the Funds was satisfactory; the profits earned by Boston Partners and WPG seemed reasonable; and the benefits derived by Boston Partners and WPG from managing the Funds, including their use of soft dollars and methods for selecting brokers, seemed reasonable. The Directors discussed and considered any economies of scale realized by each Fund as a result of asset growth.

     Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the advisory fee structure was reasonable for each Fund and determined that Boston Partners' and WPG's Advisory Agreements with respect to the Funds should be continued for another one-year period ending August 16, 2007.




92  |  ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

FUND MANAGEMENT (unaudited)

     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The Statement of Additional Information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (888) 261-4073.



                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                          TERM OF OFFICE        PRINCIPAL OCCUPATION(S)      FUND COMPLEX          OTHER
 NAME, ADDRESS,        POSITION(S) HELD   AND LENGTH OF         DURING PAST 5 YEARS          OVERSEEN BY        DIRECTORSHIPS
 AND DATE OF BIRTH        WITH FUND       TIME SERVED (1)                                      DIRECTOR*     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                   DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------

 Julian A. Brodsky         Director      1988 to present        Since 1969, Director and Vice      17       Director, Comcast
 Comcast Corporation                                            Chairman, Comcast Corporation               Corporation
 1500 Market Street,                                            (cable television and
 35th Floor                                                     communications); Director,
 Philadelphia, PA 19102                                         NDS Group PLC (provider of
 DOB: 7/16/33                                                   systems and applications for
                                                                digital pay TV).
------------------------------------------------------------------------------------------------------------------------------------
 Nicholas A. Giordano      Director      Since 2006             Consultant, financial              17       Kalmar Pooled Investment
 103 Bellevue Parkway                                           services organizations from                 Trust; WT Mutual Fund;
 Wilmington, DE 19809                                           1997 to present.                            Independence Blue Cross;
 DOB: 3/7/43                                                                                                IntriCon Corporation
                                                                                                            (industrial furnaces and
                                                                                                            ovens)
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay          Director      1988 to present        Since 2000, Vice President,        17       None
 Fox Chase Cancer Center                                        Fox Chase Cancer Center
 333 Cottman Avenue                                             (biomedical research and
 Philadelphia, PA 19111                                         medical care).
 DOB:  12/6/35
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman        Director      1991 to present        Director, Gabelli Group            17       None
 106 Pierrepont Street                                          Capital Partners, L.P. (an
 Brooklyn, NY  11201                                            investment partnership) from
 DOB: 5/21/48                                                   2000-2006
------------------------------------------------------------------------------------------------------------------------------------
 Mark A. Sargent           Director      Since 2006             Dean and Professor of Law,         17       Director,
 Villanova University                                           Villanova University School                 WT Mutual Fund
 School of Law                                                  of Law since July 1997.
 299 North Spring Mill Road
 Villanova, PA 19085
 DOB: 4/28/51
------------------------------------------------------------------------------------------------------------------------------------


* Each Director oversees seventeen portfolios of the Company that are currently offered for sale.
 1    Subject to the Company's Retirement Policy, each Director, except Messrs.
     Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.


                                                     ANNUAL REPORT 2006   |   93

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

FUND MANAGEMENT (unaudited) (continued)



                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                          TERM OF OFFICE        PRINCIPAL OCCUPATION(S)      FUND COMPLEX          OTHER
 NAME, ADDRESS,        POSITION(S) HELD   AND LENGTH OF         DURING PAST 5 YEARS          OVERSEEN BY        DIRECTORSHIPS
 AND DATE OF BIRTH        WITH FUND       TIME SERVED (1)                                      DIRECTOR*     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                   DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg       Director      1991 to present        Since 1974, Chairman,             17         Director, Moyco
 Moyco Technologies, Inc.                                       Director and President, Moyco                Technologies, Inc.
 200 Commerce Drive                                             Technologies, Inc.
 Montgomeryville, PA  18936                                     (manufacturer of precision
 DOB: 3/24/34                                                   coated and industrial
                                                                abrasives). Since 1999,
                                                                Director, Pennsylvania
                                                                Business Bank.
------------------------------------------------------------------------------------------------------------------------------------
 Robert A. Straniere       Director      Since 2006             Member, New York State            17        Director, Reich and Tang
 300 East 57th Street                                           Assembly (1981- 2004);                      Group; Director, The
 New York, NY 10022                                             Founding Partner, Straniere                 Sparx Japan Fund
 DOB: 3/28/41                                                   Law Firm (1980 to date);
                                                                Partner, Gotham Strategies
                                                                (consulting firm) (2005 to
                                                                date); Partner, The Gotham
                                                                Global Group (consulting
                                                                firm) (2005 to date);
                                                                President, The New York City
                                                                Hot Dog Company (2005 to
                                                                date); Director, Weiss, Peck
                                                                & Greer Fund Group (1992 to
                                                                2005); and Kantor, Davidoff
                                                                (law firm)(2006 to date).
------------------------------------------------------------------------------------------------------------------------------------


* Each Director oversees seventeen portfolios of the Company that are currently offered for sale.
1 Subject to the Company's Retirement Policy, each Director, except Messrs. Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.



94   |   ANNUAL REPORT 2006

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

FUND MANAGEMENT (unaudited) (continued)



                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                          TERM OF OFFICE        PRINCIPAL OCCUPATION(S)      FUND COMPLEX          OTHER
 NAME, ADDRESS,        POSITION(S) HELD   AND LENGTH OF         DURING PAST 5 YEARS          OVERSEEN BY        DIRECTORSHIPS
 AND DATE OF BIRTH        WITH FUND       TIME SERVED (1)                                      DIRECTOR*     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED DIRECTORS (2)
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky          Director      1991 to present        Since July 2002, Senior Vice       17       Director, Kensington
 Oppenheimer &                                                  President and prior thereto,                Funds
 Company, Inc.                                                  Executive Vice President of
 200 Park Avenue                                                Oppenheimer & Co., Inc.,
 New York, NY 10166                                             formerly Fahnestock & Co.,
 DOB: 4/16/38                                                   Inc. (a registered
                                                                broker-dealer). Since
                                                                November 2004, Director of
                                                                Kensington Funds.
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall        Director      2002 to present        Director of PFPC Inc. from         17       Director,
 103 Bellevue Parkway                                           January 1987 to April 2002,                 Cornerstone Bank
 Wilmington, DE 19809                                           Chairman and Chief Executive
 DOB: 9/25/38                                                   Officer of PFPC Inc. until
                                                                April 2002, Executive Vice
                                                                President of PNC Bank,
                                                                National Association from
                                                                October 1981 to April 2002,
                                                                Director of PFPC
                                                                International Ltd. (financial
                                                                services) from August 1993 to
                                                                April 2002, Director of PFPC
                                                                International (Cayman) Ltd.
                                                                (financial services) from
                                                                September 1996 to April 2002;
                                                                Governor of the Investment
                                                                Company Institute (investment
                                                                company industry trade
                                                                organization) from July 1996
                                                                to January 2002; Director of
                                                                Haydon Bolts, Inc. (bolt
                                                                manufacturer) and Parkway
                                                                Real Estate Company
                                                                (subsidiary of Haydon Bolts,
                                                                Inc.) since 1984; and
                                                                Director of Cornerstone Bank
                                                                since March 2004.
------------------------------------------------------------------------------------------------------------------------------------


* Each Director oversees seventeen portfolios of the Company that are currently offered for sale.
1 Subject to the Company's Retirement Policy, each Director, except Messrs.
  Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.
2 Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr. Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation, the investment adviser to the Company's Senbanc Fund, Hilliard Lyons Research Advisors, a division of J.J.B. Hilliard, W.L. Lyons, Inc. and the Company's principal underwriter, PFPC Distributors, Inc., are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.




                                                     ANNUAL REPORT 2006   |   95

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

FUND MANAGEMENT (unaudited) (concluded)



                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                          TERM OF OFFICE        PRINCIPAL OCCUPATION(S)      FUND COMPLEX          OTHER
 NAME, ADDRESS,        POSITION(S) HELD   AND LENGTH OF         DURING PAST 5 YEARS          OVERSEEN BY        DIRECTORSHIPS
 AND DATE OF BIRTH        WITH FUND       TIME SERVED                                         DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                   OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach           President     1991 to present and    Certified Public Accountant;      N/A               N/A
 400 Bellevue Parkway      and           1988 to present        Vice Chairman of the Board,
 4th Floor                 Treasurer                            Fox Chase Cancer Center;
 Wilmington, DE  19809                                          Trustee Emeritus,
 DOB: 6/29/24                                                   Pennsylvania School for the
                                                                Deaf; Trustee Emeritus,
                                                                Immaculata University;
                                                                Managing General Partner,
                                                                President since 2002,
                                                                Treasurer since 1981 and
                                                                Chief Compliance Officer
                                                                since September 2004 of
                                                                Chestnut Street Exchange
                                                                Fund.
------------------------------------------------------------------------------------------------------------------------------------
 Tina M. Payne             Secretary     2004 to present        Since 2003, Vice President        N/A               N/A
 301 Bellevue Parkway                                           and Associate Counsel, PFPC
 2nd Floor                                                      Inc. (financial services
 Wilmington, DE  19809                                          company); Associate,
 DOB: 5/19/74                                                   Stradley, Ronon, Stevens &
                                                                Young, LLC (law firm) from
                                                                2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
 Salvatore Faia,           Chief         Since 2004             President, Vigilant                N/A               N/A
 Esquire, CPA              Compliance                           Compliance Services since
 Vigilant Compliance       Officer                              2004; Senior Legal Counsel,
 Services                                                       PFPC Inc. from 2002 to 2004;
 186 Dundee Drive,                                              Chief Legal Counsel, Corviant
 Suite 700                                                      Corporation (Investment
 Williamstown, NJ  08094                                        Adviser, Broker-Dealer and
 DOB: 12/25/62                                                  Service Provider to
                                                                Investment Advisers and
                                                                Separate Account Providers)
                                                                from 2001 to 2002.
------------------------------------------------------------------------------------------------------------------------------------



96  |  ANNUAL REPORT 2006

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               INVESTMENT ADVISERS
                        --------------------------------
                      Boston Partners Asset Management, LLC
                                 28 State Street
                                Boston, MA 02109

                        Weiss, Peck and Greer Investments
                                909 Third Avenue
                               New York, NY 10022

                                  ADMINISTRATOR
                             -----------------------
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809

                                 TRANSFER AGENT
                             -----------------------
                                    PFPC Inc.
                                101 Sabin Street
                               Pawtucket, RI 02860

                                   DISTRIBUTOR
                             -----------------------
                             PFPC Distributors, Inc.
                                 760 Moore Rd.
                            King of Prussia, PA 19406

                                   CUSTODIANS
                             -----------------------
                               PFPC Trust Company
                               8800 Tinicum Blvd.
                                    Suite 200
                             Philadelphia, PA 19153

                             Boston Safe Deposit and
                                  Trust Company
                               One Exchange Place
                                Boston, MA 02109

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                ------------------------------------------------
                           PricewaterhouseCoopers LLP
                         Two Commerce Square, Suite 1700
                               2001 Market Street
                           Philadelphia, PA 19103-7042

                                     COUNSEL
                          ----------------------------
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996

                        =================================
                                      THE
                                   SCHNEIDER
                                     FUNDS
                        =================================

                             OF THE RBB FUND, INC.

                         SCHNEIDER SMALL CAP VALUE FUND

                              SCHNEIDER VALUE FUND

                        =================================
                                     ANNUAL
                                     REPORT

                                AUGUST 31, 2006
                        =================================

[LOGO OMITTED]
SCHNEIDER CAPITAL MANAGEMENT

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

                               THE SCHNEIDER FUNDS
                       ANNUAL INVESTMENT ADVISER'S REPORT
                                   (UNAUDITED)
                                 AUGUST 31, 2006



Dear Fellow Shareholder:

     We are pleased to provide you with the annual report for the Schneider Funds for the fiscal year ended August 31, 2006.


INVESTMENT CLIMATE AND OUTLOOK

     U.S. equities posted solid gains during the twelve months ended August 31, 2006. The Russell 3000(R) Index, which represents the broad market, rose 10.2% during the period. Value-oriented stocks outpaced growth stocks by a wide margin and extended their performance streak into a seventh year.

     The U.S. economy is feeling the effects of higher domestic and global short-term interest rates, above-trend energy prices and a recession in residential housing activity. As a result, the economy is transitioning from an exceptional period of above-trend growth to a moderate slowdown led by softer consumer spending.

     In line with our somewhat cautious outlook, we have identified emerging opportunities in industries (e.g., financials that are impacted by a flat yield curve) and individual companies that are currently underachieving but poised for a future upturn, even amid a cooling U.S. economy. We have been able to lighten up on economically-sensitive industries and other companies that might be near peak earnings.

     In our judgment, this is not the time to be heavily invested in the popular commodities and materials stocks. The Funds' exposure to industrial commodity-oriented industries is at its lowest point since inception, and the underweighting negatively impacted returns during the period. Oil and most industrial materials are trading significantly above the marginal cost of production, operating margins are much higher than their longer-term trend, and stock prices carry rich valuations on peak earnings. Strong global demand and an initial hesitation to expand capacity kept commodity prices higher for a longer period than in past cycles. However, we believe they will eventually experience a sustained fall as demand softens and additional supply finally comes on stream in many commodities beginning in 2007. Company fundamentals will deteriorate and some investors and speculators will lose money. We are steering clear of this value trap.


SCHNEIDER SMALL CAP VALUE FUND -- INVESTMENT REVIEW AND PORTFOLIO STRATEGY

     The Small Cap Value Fund delivered sub par performance during the fiscal year ended August 31, 2006, returning 7.79% versus 12.71% for the Russell 2000(R) Value Index. Since inception, the Fund has produced notably strong long-term results relative to the benchmark (see table on page 3).

     The Fund experienced an unusual number of declines in individual stocks where, in our judgment, investors overreacted to the company's short-term stumble on the path to longer-term progress. In several cases we purchased additional shares at lower prices. For example, videogame maker Take-Two Interactive reported disappointing results that did not diminish our confidence in a cyclical upturn beginning in 2007 as three new game platforms are introduced. Fleetwood Enterprises, a manufacturer of mobile homes and recreational vehicles, faces weakness in its end markets due to high gas prices. Their turnaround could take longer than our initial expectations. Hudson Highland Group, a global staffing firm, stumbled briefly in implementing their plan to improve margins.

     The funds for adding to these current holdings came largely from cash reserves and the sale of successful investments in the non-residential real estate and construction industries that hit our price targets. Notable successes included Jones Lang LaSalle, EMCOR Group, Acuity Brands and Interface.

------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-520-3277.

                               THE SCHNEIDER FUNDS
            ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
                                  (UNAUDITED)
                                 AUGUST 31, 2006


     Having measurably increased our weighting in select financials during the past year, we continue to believe that the intermediate-term outlook is very promising for spread lenders like Anworth Mortgage Asset and the Puerto Rican bank First BanCorp.


SCHNEIDER VALUE FUND -- INVESTMENT REVIEW AND PORTFOLIO STRATEGY

     During the year ending August 31, 2006, the Value Fund's return of 10.85% fell short of the 13.93% return for the Russell 1000(R) Value Index. Since inception, the Fund has produced longer-term results compare favorably to the benchmark (See table on page 4).

     Holdings that made notable contributions to performance included sweetener producer Tate & Lyle, insurance broker Aon and rail operator CSX. Tate & Lyle and Aon were sold during the period when they reached our pre-determined price targets. CSX, a holding since the Fund's inception, rose 40% during the year and remained a core position at fiscal year-end. The company's turnaround plan has borne fruit, and it is riding the tailwind of a secular pickup in demand for coal, as natural gas is uncompetitive as a power generation source. We also expect the company to increase its market share in intermodal shipments as rail service is increasingly competitive with trucking.

     We are very pleased with the improving business fundamentals in our companies. However, the Fund did not turn out its share of big winners that usually compensate for the stocks that are not yet producing results. Laggards during the period included long-time holdings Navistar, Carnival and Tyco, and a more recent investment in Dell.

     The significant drop in Navistar's stock price was disappointing. The company manufactures large and medium-duty trucks as well as mid-range diesel engines. Due to implementation of new emissions standards in January 2007, sales of Class 8 trucks are expected to drop significantly next year. As a result, Wall Street has little enthusiasm for the stock at the moment, and its price-earnings ratio stands in the single digits. However, Navistar has considerable long-term upside potential based on our expectations for continued margin improvement from restructuring its manufacturing operations.

     Cruise ship operator Carnival, which we initially purchased in 2004, also negatively impacted returns. Carnival is the world's largest cruise line in a growth industry dominated by two major players. Fears of a cooling U.S. economy, high fuel prices and hurricanes have weighed heavily on the stock this year. After several tough years for the industry prior to our investment, this well-managed leader is taking full advantage of an improved travel environment, favorable demographic trends and international expansion, which should lead to robust long-term unit demand growth.

     We appreciate your support and continued confidence in our time-proven investment process and in our people.

    /s/ Arnold C. Schneider III
    ---------------------------------------
        Arnold C. Schneider III, CFA
        Portfolio Manager
        Schneider Capital Management

------------------
The Funds are actively managed on a daily basis, and the securities mentioned herein may not be representative of current or future portfolio composition. For more specific information about Fund holdings, please refer to the Portfolio of Investments section in this report.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Unmanaged indices are not available for direct investment and do not incur expenses or sales charges.

                              THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                 ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
                          AUGUST 31, 2006 (UNAUDITED)


             Comparison of Change in Value of $10,000 Investment in Schneider Small Cap Value Fund vs. Russell 2000(R) Value Index

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

         Schneider Small Cap Value Fund        Russell 2000(R) Value Index
09/02/98           $10,000.00                           $10,000.00
09/30/98            10,000.00                            10,362.46
10/31/98            11,930.00                            10,670.14
11/30/98            12,410.00                            10,958.97
12/31/98            12,470.71                            11,302.59
01/31/99            13,785.55                            11,046.05
02/28/99            12,531.39                            10,291.88
03/31/99            13,006.76                            10,206.99
04/30/99            15,221.75                            11,138.79
05/31/99            16,233.16                            11,481.15
06/30/99            18,043.59                            11,896.87
07/31/99            18,731.35                            11,614.52
08/31/99            18,245.87                            11,189.98
09/30/99            17,517.66                            10,966.27
10/31/99            16,759.10                            10,746.81
11/30/99            17,456.97                            10,802.52
12/31/99            18,340.82                            11,134.43
01/31/00            17,832.99                            10,843.25
02/29/00            18,069.19                            11,505.98
03/31/00            19,391.91                            11,559.95
04/30/00            19,391.91                            11,628.35
05/31/00            19,769.82                            11,450.93
06/30/00            19,840.68                            11,785.51
07/31/00            19,734.39                            12,178.19
08/31/00            20,750.05                            12,722.64
09/30/00            20,844.53                            12,650.54
10/31/00            20,490.23                            12,605.62
11/30/00            19,415.52                            12,349.02
12/31/00            21,494.55                            13,675.90
01/31/01            24,177.81                            14,053.39
02/28/01            23,127.22                            14,034.00
03/31/01            22,034.04                            13,808.88
04/30/01            23,325.98                            14,448.03
05/31/01            24,546.94                            14,819.59
06/30/01            25,100.63                            15,415.83
07/31/01            24,873.48                            15,070.14
08/31/01            24,887.67                            15,017.92
09/30/01            20,855.67                            13,360.11
10/31/01            21,863.67                            13,709.06
11/30/01            23,950.66                            14,694.12
12/31/01            25,657.04                            15,593.79
01/31/02            25,477.20                            15,800.78
02/28/02            25,447.23                            15,897.00
03/31/02            28,414.57                            17,087.52
04/30/02            29,388.70                            17,688.99
05/31/02            29,088.97                            17,103.97
06/30/02            27,785.14                            16,725.28
07/31/02            22,824.58                            14,240.28
08/31/02            22,210.13                            14,177.00
9/30/02             19,767.30                            13,164.30
10/31/02            19,887.20                            13,362.30
11/30/02            23,484.00                            14,428.60
12/31/02            21,848.00                            13,812.22
1/31/03             20,911.90                            13,423.30
2/28/03             20,292.80                            12,972.05
3/31/03             20,126.74                            13,110.59
4/30/03             23,010.62                            14,355.89
5/31/03             26,664.53                            15,821.69
6/30/03             27,313.78                            16,089.78
7/31/03             30,469.44                            16,892.13
8/31/03             34,002.57                            17,533.79
9/30/03             33,202.33                            17,332.62
10/31/03            38,366.13                            18,745.98
11/30/03            42,291.82                            19,465.57
12/31/03            45,017.43                            20,169.58
1/31/04             46,404.57                            20,866.94
2/29/04             47,517.51                            21,271.01
3/31/04             47,743.30                            21,565.18
4/30/04             46,114.20                            20,449.92
5/31/04             46,388.40                            20,696.77
6/30/04             48,985.30                            21,747.93
7/31/04             47,340.10                            20,748.20
8/31/04             46,920.70                            20,951.73
9/30/04             48,469.10                            21,781.42
10/31/04            48,582.10                            22,119.03
11/30/04            54,082.20                            24,080.99
12/31/04            57,276.80                            24,656.52
1/31/05             54,009.50                            23,702.32
2/28/05             56,088.70                            24,173.99
3/31/05             54,851.10                            23,676.01
4/30/05             50,420.40                            22,454.33
5/31/05             54,009.50                            23,824.04
6/30/05             56,979.80                            24,877.06
7/31/05             62,103.50                            26,292.57
8/31/05             61,732.20                            25,687.84
9/30/05             62,128.40                            25,644.20
10/31/05            60,222.50                            25,000.50
11/30/05            62,078.90                            26,015.50
12/31/05            62,904.00                            25,815.20
1/31/06             66,115.90                            27,950.10
2/28/06             67,752.10                            27,947.30
3/31/06             71,933.40                            29,300.00
4/30/06             72,418.20                            29,379.08
5/31/06             68,812.40                            28,162.79
6/30/06             68,176.10                            28,509.20
7/31/06             65,327.90                            28,112.90
8/31/06             66,539.90                            28,953.49


The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 2, 1998 (inception) and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000(R) Value Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

--------------------------------------------------------------------------------
               Total Returns For the Period Ended August 31, 2006
                                                       AVERAGE ANNUAL
                                                 ---------------------------
                                                                    SINCE
                                 ONE YEAR        FIVE YEARS       INCEPTION*
                                 --------        ----------       ----------
SCHNEIDER SMALL CAP VALUE          7.79%           21.74%           26.75%
RUSSELL 2000(R) VALUE INDEX       12.71%           14.03%           14.22%
* Inception date: 9/2/98
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. SCHNEIDER CAPITAL MANAGEMENT WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, AS NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION, AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE FUND HAS EXPERIENCED RELATIVELY HIGH PERFORMANCE WHICH MAY NOT BE REPEATED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-520-3277.

     The Fund's annualized total return since inception is based on an increase in net asset value from $10.00 per share on September 2, 1998 (inception) to $21.96 per share on August 31, 2006, adjusted for dividends and distributions totaling $25.07 per share paid from net investment income and realized gains.

     Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

                              THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                 ANNUAL INVESTMENT ADVISER'S REPORT (CONCLUDED)
                          AUGUST 31, 2006 (UNAUDITED)


             Comparison of Change in Value of $10,000 Investment in
              Schneider Value Fund vs. Russell 1000(R) Value Index


[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

                 Schneider Value             Russell 1000 Value Index
                                             Aggregate Inst & Investor
30-Sep-02          $10,000.00                         $10,000.00
10/31/02            10,660.00                          10,620.00
11/30/02            11,950.00                          11,289.00
12/31/02            11,237.00                          10,799.00
1/31/03             10,636.00                          10,537.00
2/28/03             10,566.00                          10,256.00
3/31/03             10,796.00                          10,274.00
4/30/03             11,638.00                          11,178.00
5/31/03             13,042.00                          11,899.00
6/30/03             13,252.00                          12,048.00
7/31/03             13,984.00                          12,228.00
8/31/03             14,846.00                          12,418.00
9/30/03             14,495.00                          12,297.00
10/31/03            15,628.00                          13,049.00
11/30/03            16,430.00                          13,226.00
12/31/03            17,738.00                          14,042.00
1/31/04             18,396.00                          14,289.00
2/29/04             18,929.00                          14,595.00
3/31/04             18,950.00                          14,467.00
4/30/04             18,438.00                          14,114.00
5/31/04             19,044.00                          14,258.00
6/30/04             19,775.00                          14,594.00
7/31/04             19,023.00                          14,389.00
8/31/04             19,034.00                          14,594.00
9/30/04             19,431.00                          14,820.00
10/31/04            19,713.00                          15,066.00
11/30/04            21,290.00                          15,828.00
12/31/04            22,123.00                          16,358.00
1/31/05             21,305.00                          16,067.00
2/28/05             21,769.00                          16,599.00
3/31/05             21,647.00                          16,372.00
4/30/05             20,354.00                          16,079.00
5/31/05             21,481.00                          16,466.00
6/30/05             22,067.00                          16,645.00
7/31/05             22,897.00                          17,127.00
8/31/05             22,720.00                          17,053.00
9/30/05             22,742.00                          17,292.00
10/31/05            21,913.00                          16,852.00
11/30/05            22,576.00                          17,403.00
12/31/05            23,102.00                          17,510.00
1/31/06             23,495.00                          18,189.00
2/28/06             23,900.00                          18,300.00
3/31/06             24,530.00                          18,547.00
4/30/06             25,542.00                          19,018.00
5/31/06             24,971.00                          18,537.00
6/30/06             25,054.00                          18,656.00
7/31/06             24,435.00                          19,109.00
8/31/06             25,185.00                          19,428.00


The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 30, 2002 (inception) and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000(R) Value Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

--------------------------------------------------------------------------------
               Total Returns For the Period Ended August 31, 2006
                                                                AVERAGE ANNUAL
                                                                --------------
                                                                    SINCE
                                                  ONE YEAR        INCEPTION*
                                                  --------        ----------
SCHNEIDER VALUE                                    10.85%           26.59%
RUSSELL 1000(R) VALUE INDEX                        13.93%           18.47%
* Inception date: 9/30/02
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. SCHNEIDER CAPITAL MANAGEMENT WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, AS NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION, AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE FUND HAS EXPERIENCED RELATIVELY HIGH PERFORMANCE WHICH MAY NOT BE REPEATED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-520-3277.

     The Fund's aggregate total return since inception is based on an increase in net asset value from $10.00 per share on September 30, 2002 (inception) to $21.16 per share on August 31, 2006, adjusted for dividends and distributions totaling $3.33 per share paid from net investment income and realized gains.

                          SCHNEIDER CAPITAL MANAGEMENT
                             FUND EXPENSE EXAMPLES
                                  (UNAUDITED)


As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from March 1, 2006 through August 31, 2006, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          SCHNEIDER CAPITAL MANAGEMENT
                       FUND EXPENSE EXAMPLES (CONCLUDED)
                                  (UNAUDITED)


                                                              SCHNEIDER SMALL CAP VALUE FUND
                                      ---------------------------------------------------------------------------
                                      BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE          EXPENSES PAID
                                           MARCH 1, 2006              AUGUST 31, 2006             DURING PERIOD*
                                      -----------------------      ----------------------        ---------------
Actual                                       $1,000.00                 $  982.10                      $5.50
Hypothetical (5% return before expenses)      1,000.00                  1,019.59                       5.62



                                                                     SCHNEIDER VALUE FUND
                                      ---------------------------------------------------------------------------
                                      BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE          EXPENSES PAID
                                           MARCH 1, 2006              AUGUST 31, 2006             DURING PERIOD*
                                      -----------------------      ----------------------        ---------------
Actual                                       $1,000.00                 $1,053.80                      $4.40
Hypothetical (5% return before expenses)      1,000.00                  1,020.87                       4.34


* Expenses are equal to an annualized expense ratio of 1.10% for the Schneider Small Cap Value Fund and 0.85% for the Schneider Value Fund, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365 to reflect the one-half year period. The Fund's ending account values on the first line in each table are based on the actual total return for each Fund of (1.79)% for the Schneider Small Cap Value Fund and 5.38% for the Schneider Value Fund.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                 AUGUST 31, 2006


                                         % OF NET
                                          ASSETS                VALUE
                                         ---------       -----------------
Domestic Common Stocks:
 Real Estate Investment Trust ..........     13.4%         $   14,098,100
 Aerospace & Defense ...................      6.8               7,104,735
 Banks .................................      5.7               6,029,279
 Energy & Utilities ....................      5.1               5,336,262
 Computer Software .....................      4.9               5,142,692
 Semiconductors & Related ..............      4.1               4,313,178
 Semiconductor Equipment ...............      3.5               3,734,641
 Insurance .............................      3.3               3,506,052
 Manufacturing .........................      2.8               2,911,882
 Transportation ........................      2.6               2,751,094
 Savings & Loan Associations ...........      2.6               2,722,794
 Real Estate ...........................      2.5               2,609,129
 Pipes Lines (No Natural Gas) ..........      2.5               2,585,160
 Manufactured Housing ..................      2.2               2,279,890
 Farm Machinery & Equipment ............      2.0               2,127,160
 Retail - Specialty Stores .............      2.0               2,079,833
 Residential Construction ..............      1.9               1,957,020
 Automobile Parts & Equipment ..........      1.6               1,678,351
 Hotels & Restaurants ..................      1.6               1,677,348
 Healthcare ............................      1.5               1,628,362
 Airlines ..............................      1.5               1,599,565
 Services - Computer Processing &
   Data Preparation ....................      1.3               1,375,172
 Computer Components ...................      1.3               1,373,610
 Aircraft Parts & Auxiliary
   Equipment, Nec ......................      1.3               1,326,493
 Restaurants ...........................      1.2               1,275,968
 Food - Meat Processing ................      1.1               1,171,468
 Diversified ...........................      1.0               1,066,443
 Chemicals - Specialty .................      1.0               1,065,666
 Schools ...............................      1.0               1,043,532
 Electronics ...........................      0.9                 949,799
 Commercial Services ...................      0.9                 945,933
 Internet Software .....................      0.9                 927,114
 Electrical Work .......................      0.9                 897,370
 Agriculture ...........................      0.8                 828,000
 Leisure & Entertainment ...............      0.8                 813,985
 Electrical Equipment ..................      0.7                 757,848
 Services - Engineering Services .......      0.7                 697,079
 Household Appliances ..................      0.6                 685,940
 Footwear ..............................      0.4                 449,219

                                         % OF NET
                                          ASSETS                VALUE
                                         ---------       -----------------
 Paper & Forestry Products .............      0.4%         $      407,036
 Fertilizers ...........................      0.4                 393,451
 Paper & Allied Products ...............      0.3                 325,375
 Finance Diversified ...................      0.3                 306,988
 Home Furnishings ......................      0.2                 251,798
 Oil & Gas Exploration .................      0.2                 208,047
 Technology ............................      0.2                 165,807
 Food ..................................      0.1                 141,075
 Chemicals & Plastic ...................      0.1                 102,617
 Property & Casuality Insurance ........      0.1                 100,625
 Industrial ............................      0.1                  64,414
Temporary Investment ..................       1.9               2,031,579
Canadian Common Stocks ................       1.6               1,684,076
Exchange Traded Fund ..................       1.2               1,289,489
Mexican Common Stocks:
 Broadcasting & Cable Television .....        1.0               1,059,487
Other Assets In Excess of Liabilities .       1.0               1,036,741
                                            ------         --------------
NET ASSETS ............................     100.0%         $  105,091,771
                                            ======         ==============


    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                AUGUST 31, 2006


                                            % OF NET
                                             ASSETS              VALUE
                                            ---------       ----------------
Domestic Common Stocks:
  Financial Services ..................       14.1%       $   19,657,288
  Energy & Utilities ..................        6.6             9,255,769
  Computers, Software & Servicing .....        4.9             6,866,474
  Broadcasting & Cable Television .....        4.4             6,095,774
  Real Estate Investment Trust ........        4.3             6,016,531
  Insurance ...........................        4.3             5,987,423
  Hotels & Restaurants ................        4.3             5,914,771
  Medical & Medical Services ..........        4.1             5,675,223
  Aerospace & Defense .................        4.1             5,662,061
  Homebuilding ........................        3.8             5,302,204
  Banks ...............................        3.8             5,292,212
  Transportation ......................        3.8             5,236,370
  Industrial Goods & Materials ........        2.9             3,966,955
  Telecommunications & Equipment ......        2.8             3,851,594
  Electronic Components & Accessories .        2.5             3,527,275
  Manufacturing .......................        2.3             3,225,937
  Paper & Forestry Products ...........        2.2             3,070,678
  Radio Broadcasting ..................        2.1             2,923,128
  Automobile Parts & Equipment ........        1.6             2,282,619
  Retail - Department Stores ..........        1.5             2,153,469
  Leisure & Entertainment .............        1.4             1,886,548
  Agricultural Chemicals ..............        1.3             1,861,672
  Semi-conductors & Related ...........        1.3             1,855,015
  Power, Distribution & Specialty
    Transformers ......................        1.3             1,815,860
  Electronic Components ...............        1.1             1,583,335
  Home Furnishings & Housewares .......        1.0             1,445,989
  Retail - Consumer Electronics Stores         1.0             1,406,496
  Farm Machinery & Equipment ..........        0.8             1,127,569
  Chemicals - Specialty ...............        0.6               790,914
  Airlines ............................        0.5               684,140
  Food ................................        0.4               537,277
  Automobiles .........................        0.4               490,413
  Commercial Services .................        0.1               111,655
  Property & Casuality Insurance ......        0.0                16,092
  Savings & Loan Associations .........        0.0                 6,252
Temporary Investment ..................        6.4             8,907,312
Preferred Stocks ......................        1.2             1,741,425
Canadian Common Stocks ................        1.1             1,503,106
Corporate Bonds .......................        0.9             1,192,181


                                         % OF NET
                                          ASSETS                VALUE
                                         ---------       -----------------
British Common Stocks:
 Advertising ...........................     0.8%         $    1,181,794
Exchange Traded Fund ..................      0.7                 978,078
Liabilities In Excess Of Other
 Assets ................................    (2.7)             (3,798,907)
                                           ------         --------------
NET ASSETS ............................    100.0%         $  139,287,971
                                           ======         ==============


    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AUGUST 31, 2006


                                              SHARES            VALUE
                                             --------        -----------
DOMESTIC COMMON STOCKS -- 93.3%
AEROSPACE & DEFENSE -- 6.8%
AAR Corp.* ..............................     115,505        $ 2,576,917
BE Aerospace, Inc.* .....................     145,540          3,472,584
CAE, Inc. ...............................     123,275          1,055,234
                                                             -----------
                                                               7,104,735
                                                             -----------
AGRICULTURE -- 0.8%
Corn Products International, Inc. .......      24,000            828,000
                                                             -----------
AIRCRAFT PARTS & AUXILIARY EQUIPMENT -- 1.3%
Triumph Group, Inc. .....................      30,175          1,326,493
                                                             -----------
AIRLINES -- 1.5%
AirTran Holdings, Inc.* .................     139,700          1,599,565
                                                             -----------
AUTOMOBILE PARTS & EQUIPMENT -- 1.6%
American Axle & Manufacturing
  Holdings, Inc. ........................      70,650          1,179,148
Visteon Corp.* ..........................      58,250            499,203
                                                             -----------
                                                               1,678,351
                                                             -----------
BANKS -- 5.7%
First BanCorp. ..........................     433,875          3,987,311
W. Holding Co., Inc. ....................     404,350          2,041,968
                                                             -----------
                                                               6,029,279
                                                             -----------
CHEMICALS & PLASTIC -- 0.1%
A. Schulman, Inc. .......................       4,350            102,617
                                                             -----------
CHEMICALS - SPECIALTY -- 1.0%
Cytec Industries, Inc. ..................      19,975          1,065,666
                                                             -----------
COMMERCIAL SERVICES -- 0.9%
Convergys Corp.* ........................      45,325            945,933
                                                             -----------
COMPUTER COMPONENTS -- 1.3%
Silicon Storage Technology, Inc.* .......     327,050          1,373,610
                                                             -----------
COMPUTER SOFTWARE -- 4.9%
Dendrite International, Inc.* ...........      43,450            435,369
Insight Enterprises, Inc.* ..............      50,850            915,808
Internet Capital Group, Inc.* ...........     182,600          1,643,400
Take-Two Interactive Software, Inc. .....     176,075          2,148,115
                                                             -----------
                                                               5,142,692
                                                             -----------

                                              SHARES            VALUE
                                             --------        -----------
DIVERSIFIED -- 1.0%
Viad Corp. ..............................      30,100        $ 1,066,443
                                                             -----------
ELECTRICAL EQUIPMENT -- 0.7%
GameStop Corp., Class A* ................      17,350            757,848
                                                             -----------
ELECTRICAL WORK -- 0.9%
Integrated Electrical Services, Inc.* ...      54,784            897,370
                                                             -----------
ELECTRONICS -- 0.9%
Curtiss-Wright Corp. ....................      30,550            949,799
                                                             -----------
ENERGY & UTILITIES -- 5.1%
Massey Energy Co. .......................      18,200            459,368
Reliant Energy, Inc.* ...................     362,325          4,876,894
                                                             -----------
                                                               5,336,262
                                                             -----------
FARM MACHINERY & EQUIPMENT -- 2.0%
AGCO Corp.* .............................      85,600          2,127,160
                                                             -----------
FERTILIZERS -- 0.4%
LESCO, Inc.* ............................      51,975            393,451
                                                             -----------
FINANCE DIVERSIFIED -- 0.3%
Doral Financial Corp. ...................      61,275            306,988
                                                             -----------
FOOD -- 0.1%
Interstate Bakeries Corp. ...............      28,500            141,075
                                                             -----------
FOOD - MEAT PROCESSING -- 1.1%
Sanderson Farms, Inc. ...................      37,475          1,171,468
                                                             -----------
FOOTWEAR -- 0.4%
Barry (R.G.) Corp.* .....................      71,875            449,219
                                                             -----------
HEALTHCARE -- 1.5%
Amedisys, Inc.* .........................      25,025          1,012,762
Matria Healthcare, Inc.* ................      22,800            615,600
                                                             -----------
                                                               1,628,362
                                                             -----------
HOME FURNISHINGS -- 0.2%
La-Z-Boy, Inc. ..........................      18,050            251,798
                                                             -----------
HOTELS & RESTAURANTS -- 1.6%
Orient-Express Hotels Ltd., Class A .....      50,100          1,677,348
                                                             -----------
HOUSEHOLD APPLIANCES -- 0.6%
Central Garden & Pet Co.* ...............      15,650            685,940
                                                             -----------

    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 2006


                                              SHARES            VALUE
                                             --------        -----------
INDUSTRIAL -- 0.1%
Intermec, Inc.* .........................       2,150        $    64,414
                                                             -----------
INSURANCE -- 3.3%
Assured Guaranty, Ltd. ..................      14,200            379,850
IPC Holdings, Ltd. ......................      39,950          1,116,603
ProAssurance Corp.* .....................      30,381          1,528,164
Ram Holdings, Ltd. ......................      36,500            481,435
                                                             -----------
                                                               3,506,052
                                                             -----------
INTERNET SOFTWARE -- 0.9%
Openwave Systems, Inc.* .................     114,600            927,114
                                                             -----------
LEISURE & ENTERTAINMENT -- 0.8%
Nautilus, Inc. ..........................      65,750            813,985
                                                             -----------
MANUFACTURED HOUSING -- 2.2%
Champion Enterprises, Inc.* .............     115,200            785,664
Fleetwood Enterprises, Inc.* ............     212,550          1,494,226
                                                             -----------
                                                               2,279,890
                                                             -----------
MANUFACTURING -- 2.8%
Griffon Corp.* ..........................      34,000            804,440
Jacuzzi Brands, Inc.* ...................      11,950            118,544
Navistar International Corp.* ...........      86,700          1,988,898
                                                             -----------
                                                               2,911,882
                                                             -----------
OIL & GAS EXPLORATION -- 0.2%
Aquila, Inc.* ...........................      45,425            208,047
                                                             -----------
PAPER & ALLIED PRODUCTS -- 0.3%
Schweitzer-Mauduit International, Inc. ..      17,125            325,375
                                                             -----------
PAPER & FORESTRY PRODUCTS -- 0.4%
Neenah Paper, Inc. ......................      12,125            407,036
                                                             -----------
PIPES LINES (NO NATURAL GAS) -- 2.5%
Hudson Highland Group, Inc.* ............     258,000          2,585,160
                                                             -----------
PROPERTY & CASUALITY INSURANCE -- 0.1%
Stewart Information Services Corp. ......       2,950            100,625
                                                             -----------
REAL ESTATE -- 2.5%
MI Developments, Inc., Class A ..........      60,800          2,084,224
Trammell Crow Co.* ......................      15,250            524,905
                                                             -----------
                                                               2,609,129
                                                             -----------

                                              SHARES            VALUE
                                             --------        -----------

REAL ESTATE INVESTMENT TRUST -- 13.4%
American Financial Realty Trust .........      64,875        $   744,116
American Home Mortgage Investment Corp. .     158,900          5,037,130
Anworth Mortgage Asset Corp. ............     515,000          4,032,450
Arbor Realty Trust, Inc. ................      32,650            821,148
Boykin Lodging Co.* .....................     144,725          1,587,633
Deerfield Triarc Capital Corp. ..........     123,125          1,632,637
Republic Property Trust .................      22,150            242,986
                                                             -----------
                                                              14,098,100
                                                             -----------
RESIDENTIAL CONSTRUCTION -- 1.9%
WCI Communities, Inc.* ..................     126,750          1,957,020
                                                             -----------
RESTAURANTS -- 1.2%
Triarc Companies, Inc., Class A* ........      87,575          1,275,968
                                                             -----------
RETAIL - SPECIALTY STORES -- 2.0%
Eddie Bauer Holdings, Inc.* .............      18,300            187,575
MarineMax, Inc.* ........................      50,425          1,146,160
Stein Mart, Inc. ........................      62,750            746,098
                                                             -----------
                                                               2,079,833
                                                             -----------
SAVINGS & LOAN ASSOCIATIONS -- 2.6%
First Niagara Financial Group, Inc. .....      65,925            986,238
Flagstar Bancorp, Inc. ..................      53,950            784,433
Partners Trust Financial Group, Inc. ....      21,025            230,434
Provident Financial Services, Inc. ......      23,625            440,606
Washington Federal, Inc. ................      12,650            281,083
                                                             -----------
                                                               2,722,794
                                                             -----------
SCHOOLS -- 1.0%
Corinthian Colleges, Inc.* ..............      86,100          1,043,532
                                                             -----------
SEMICONDUCTOR EQUIPMENT -- 3.5%
Alliance Semiconductor Corp.* ...........     216,350            664,194
Axcelis Technologies, Inc.* .............      35,425            222,823
BE Semiconductor Industries N.V.* .......     506,443          2,787,969
Integrated Silicon Solution, Inc.* ......      11,450             59,655
                                                             -----------
                                                               3,734,641
                                                             -----------

    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                AUGUST 31, 2006


                                              SHARES            VALUE
                                             --------        -----------
SEMICONDUCTORS & RELATED -- 4.1%
ASM International N.V.* .................     160,650       $  2,801,736
STATS ChipPAC, Ltd. ADR* ................     188,750          1,200,450
ZiLOG, Inc.* ............................      88,350            310,992
                                                            ------------
                                                               4,313,178
                                                            ------------
SERVICES - COMPUTER PROCESSING & DATA PREPARATION -- 1.3%
Source Interlink Companies, Inc.* .......     124,450          1,375,172
                                                            ------------
SERVICES - ENGINEERING SERVICES -- 0.7%
Washington Group International, Inc. ....      11,773            697,079
                                                            ------------
TECHNOLOGY -- 0.2%
Mercury Computer Systems, Inc.* .........      13,350            165,807
                                                            ------------
TRANSPORTATION -- 2.6%
Alexander & Baldwin, Inc. ...............      26,875          1,178,737
Florida East Coast, Inc. ................      11,250            612,225
Genesee & Wyoming, Inc.* ................      38,575            960,132
                                                            ------------
                                                               2,751,094
                                                            ------------
  TOTAL DOMESTIC COMMON STOCKS
    (Cost $94,022,505) ..................                     97,990,399
                                                            ------------
CANADIAN COMMON STOCKS -- 1.6%
REAL ESTATE INVESTMENT TRUST -- 1.6%
Retirement Residences ...................     138,650            902,053
Trizec Canada, Inc. .....................      25,525            782,023
                                                            ------------
                                                               1,684,076
                                                            ------------
  TOTAL CANADIAN COMMON STOCK
    (Cost $1,355,416) ...................                      1,684,076
                                                            ------------
MEXICAN COMMON STOCKS -- 1.0%
BROADCASTING & CABLE TELEVISION -- 1.0%
TV Azteca, S.A. de C.V. .................   1,605,675          1,059,487
                                                            ------------
  TOTAL MEXICAN COMMON STOCKS
    (Cost $889,462) .....................                      1,059,487
                                                            ------------

                                              SHARES            VALUE
                                             --------        -----------
EXCHANGE TRADED FUND -- 1.2%
FINANCE -- 1.2%
iShares Russell 2000(R)
  Value Index Fund ......................      17,525       $  1,289,489
                                                            ------------
  TOTAL EXCHANGE TRADED FUND
    (Cost $1,233,677) ...................                      1,289,489
                                                            ------------
TEMPORARY INVESTMENT -- 1.9%
PNC Bank Money Market
  Account - 5.25% 09/01/06 ..............   2,031,579          2,031,579
                                                            ------------
  TOTAL TEMPORARY INVESTMENT
    (Cost $2,031,579) ...................                      2,031,579
                                                            ------------
  TOTAL INVESTMENTS -- 99.0%
    (Cost $99,532,639) ..................                    104,055,030
                                                            ------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%                  1,036,741
                                                            ------------
NET ASSETS -- 100.0% ....................                   $105,091,771
                                                            ============

--------------
* Non-income producing.
  ADR -- American Depository Receipt.





    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AUGUST 31, 2006



                                              SHARES            VALUE
                                             --------        -----------
DOMESTIC COMMON STOCKS -- 91.6%
AEROSPACE & DEFENSE -- 4.1%
Boeing Co., (The) .......................      57,225       $  4,286,152
Goodrich Corp. ..........................      35,325          1,375,909
                                                            ------------
                                                               5,662,061
                                                            ------------
AGRICULTURAL CHEMICALS -- 1.3%
Mosaic Co., (The)* ......................     114,635          1,861,672
                                                            ------------
AIRLINES -- 0.5%
Southwest Airlines Co. ..................      39,500            684,140
                                                            ------------
AUTOMOBILE PARTS & EQUIPMENT -- 1.6%
Visteon Corp.* ..........................     266,350          2,282,619
                                                            ------------
AUTOMOBILES -- 0.4%
HONDA MOTOR Co., Ltd. ...................      14,475            490,413
                                                            ------------
BANKS -- 3.8%
Hudson City Bancorp, Inc. ...............      53,680            701,061
North Fork Bancorporation, Inc. .........     167,316          4,591,151
                                                            ------------
                                                               5,292,212
                                                            ------------
BROADCASTING & CABLE TELEVISION -- 4.4%
Liberty Global, Inc., Series A* .........      52,788          1,246,325
Liberty Global, Inc., Series C* .........      57,024          1,316,114
Liberty Media Holding Corp. --
  Interactive A* ........................      95,023          1,811,138
Liberty Media Holding Corp. --
  Capital, Series A* ....................      19,949          1,722,197
                                                            ------------
                                                               6,095,774
                                                            ------------
CHEMICALS - SPECIALTY -- 0.6%
Cytec Industries, Inc. ..................      14,825            790,914
                                                            ------------
COMMERCIAL SERVICES -- 0.1%
Convergys Corp.* ........................       5,350            111,655
                                                            ------------
COMPUTERS, SOFTWARE & SERVICING -- 4.9%
Activision, Inc.* .......................      51,658            666,388
BearingPoint, Inc.* .....................     277,420          2,319,231
Dell, Inc.* .............................     172,100          3,880,855
                                                            ------------
                                                               6,866,474
                                                            ------------


                                              SHARES            VALUE
                                             --------       ------------
ELECTRONIC COMPONENTS -- 1.1%
Celestica, Inc.* ........................     165,275       $  1,583,335
                                                            ------------
ELECTRONIC COMPONENTS & ACCESSORIES -- 2.5%
AU Optronics Corp. ......................     241,926          3,527,275
                                                            ------------
ENERGY & UTILITIES -- 6.6%
Reliant Energy, Inc.* ...................     687,650          9,255,769
                                                            ------------
FARM MACHINERY & EQUIPMENT -- 0.8%
AGCO Corp.* .............................      45,375          1,127,569
                                                            ------------
FINANCIAL SERVICES -- 14.1%
Countrywide Financial Corp. .............     194,975          6,590,155
Fannie Mae ..............................     126,000          6,633,900
JPMorgan Chase & Co. ....................     130,275          5,948,356
Washington Mutual, Inc. .................      11,575            484,877
                                                            ------------
                                                              19,657,288
                                                            ------------
FOOD -- 0.4%
Tyson Foods, Inc. .......................      36,475            537,277
                                                            ------------
HOME FURNISHINGS & HOUSEWARES -- 1.0%
Newell Rubbermaid, Inc. .................      53,575          1,445,989
                                                            ------------
HOMEBUILDING -- 3.8%
Centex Corp. ............................      61,105          3,113,300
Pulte Homes Inc .........................      73,775          2,188,904
                                                            ------------
                                                               5,302,204
                                                            ------------
HOTELS & RESTAURANTS -- 4.3%
Hilton Hotels Corp. .....................     232,225          5,914,771
                                                            ------------
INDUSTRIAL GOODS & MATERIALS -- 2.9%
Tyco International, Ltd. ................     151,700          3,966,955
                                                            ------------
INSURANCE -- 4.3%
Genworth Financial, Inc., Class A .......     107,225          3,691,757
RenaissanceRe Holdings, Ltd. ............      31,725          1,633,837
UnumProvident Corp. .....................      34,925            661,829
                                                            ------------
                                                               5,987,423
                                                            ------------
LEISURE & ENTERTAINMENT -- 1.4%
Carnival Corp. ..........................      45,025          1,886,548
                                                            ------------



    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 2006


                                              SHARES            VALUE
                                             --------       ------------

MANUFACTURING -- 2.3%
Navistar International Corp.* ...........     140,625       $  3,225,937
                                                            ------------
MEDICAL & MEDICAL SERVICES -- 4.1%
Boston Scientific Corp.* ................      22,475            391,964
Omnicare, Inc. ..........................      61,175          2,771,839
Triad Hospitals, Inc.* ..................      57,000          2,511,420
                                                            ------------
                                                               5,675,223
                                                            ------------
PAPER & FORESTRY PRODUCTS -- 2.2%
International Paper Co. .................      88,314          3,070,678
                                                            ------------
POWER, DISTRIBUTION & SPECIALTY TRANSFORMERS -- 1.3%
American Power Conversion Corp. .........     103,350          1,815,860
                                                            ------------
PROPERTY & CASUALITY INSURANCE -- 0.0%
Fidelity National Financial, Inc. .......         400             16,092
                                                            ------------
RADIO BROADCASTING -- 2.1%
Xm Satellite Radio Holdings, Inc.* ......     225,550          2,923,128
                                                            ------------
REAL ESTATE INVESTMENT TRUST -- 4.3%
Annaly Mortgage Management, Inc. ........     292,625          3,660,739
Trizec Properties, Inc. .................      81,600          2,355,792
                                                            ------------
                                                               6,016,531
                                                            ------------
RETAIL - CONSUMER ELECTRONICS STORES -- 1.0%
GameStop Corp., Class A* ................      32,200          1,406,496
                                                            ------------
RETAIL - DEPARTMENT STORES -- 1.5%
Kohl's Corp.* ...........................      34,450          2,153,469
                                                            ------------
SAVINGS & LOAN ASSOCIATIONS -- 0.0%
Sovereign Bancorp, Inc. .................         300              6,252
                                                            ------------
SEMI-CONDUCTORS & RELATED -- 1.3%
International Rectifier Corp.* ..........      52,550          1,855,015
                                                            ------------
TELECOMMUNICATIONS & EQUIPMENT -- 2.8%
Alcatel SA ..............................      21,500            269,395
Lucent Technologies, Inc.* ..............     140,250            326,783
Sprint Nextel Corp. .....................     139,250          2,356,110
Telephone and Data Systems, Inc.
  Special Common Shares .................      21,945            899,306
                                                            ------------
                                                               3,851,594
                                                            ------------

                                              SHARES            VALUE
                                             --------       ------------
TRANSPORTATION -- 3.8%
CSX Corp. ...............................     173,275       $  5,236,370
                                                            ------------
  TOTAL DOMESTIC COMMON STOCKS
    (Cost $118,627,633) .................                    127,582,982
                                                            ------------
CANADIAN COMMON STOCKS -- 1.1%
MANUFACTURING -- 1.1%
Bombardier, Inc., Class B* ..............     496,450          1,503,106
                                                            ------------
  TOTAL CANADIAN COMMON STOCK
    (Cost $1,301,947) ...................                      1,503,106
                                                            ------------
BRITISH COMMON STOCKS -- 0.8%
ADVERTISING -- 0.8%
YELL GROUP P.L.C. .......................     117,225          1,181,794
                                                            ------------
  TOTAL BRITISH COMMON STOCKS
    (Cost $1,110,389) ...................                      1,181,794
                                                            ------------
                                               PAR
                                              (000)
                                             --------

CORPORATE BONDS -- 0.9%
AMR Corp. (Caa2, CCC)4.25%, 09/23/23 ....        $871          1,192,181
                                                            ------------
  TOTAL CORPORATE BONDS
    (Cost $1,102,518) ...................                      1,192,181
                                                            ------------
                                              SHARES
                                             --------
PREFERRED STOCKS -- 1.2%
AUTOMOBILE PARTS & EQUIPMENT -- 1.2%
General Motors Corp. 6.25% 07/15/33 .....      82,925          1,741,425
                                                            ------------
  TOTAL PREFERRED STOCKS
    (Cost $1,530,309) ...................                      1,741,425
                                                            ------------


    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                AUGUST 31, 2006


                                             SHARES             VALUE
                                           ----------       ------------
EXCHANGE TRADED FUND -- 0.7%
FINANCE -- 0.7%
iShares Russell 1000(R) Value
  Index Fund ............................      12,900       $    978,078
                                                            ------------
  TOTAL EXCHANGE TRADED FUND
    (Cost $898,550) .....................                        978,078
                                                            ------------
TEMPORARY INVESTMENT -- 6.4%
PNC Bank Money Market \
  Account - 5.25% 09/01/06 ..............   8,907,312          8,907,312
                                                            ------------
  TOTAL TEMPORARY INVESTMENT
    (Cost $8,907,312) ...................                      8,907,312
                                                            ------------
  TOTAL INVESTMENTS -- 102.7%
    (Cost $133,478,658) .................                    143,086,878
                                                            ------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (2.7)% ................                     (3,798,907)
                                                            ------------
NET ASSETS -- 100.0% ....................                   $139,287,971
                                                            ============

-------------
* Non-income producing.



    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2006


                                                                                       SCHNEIDER            SCHNEIDER
                                                                                  SMALL CAP VALUE FUND      VALUE FUND
                                                                                  ---------------------   --------------
ASSETS
  Investments, at value (cost -- $99,532,639 and $133,478,658, respectively) ...       $104,055,030        $143,086,878
  Receivable for investments sold ..............................................          1,128,849           3,453,978
  Receivable for Fund shares sold ..............................................             30,442             263,042
  Dividends and interest receivable ............................................             61,975             170,563
  Prepaid expenses and other assets ............................................             18,706              21,326
                                                                                       ------------        ------------
    Total Assets ...............................................................        105,295,002         146,995,787
                                                                                       ------------        ------------
LIABILITIES
  Payable for investments purchased ............................................             65,746           7,581,847
  Payable to the Investment Adviser ............................................             60,061              47,589
  Payable for Fund shares redeemed .............................................             25,241              30,204
  Accrued expenses payable and other liabilities ...............................             52,183              48,176
                                                                                       ------------        ------------
    Total Liabilities ..........................................................            203,231           7,707,816
                                                                                       ------------        ------------
NET ASSETS
  Capital stock, $0.001 par value ..............................................              4,785               6,584
  Additional paid-in capital ...................................................         88,658,986         123,387,564
  Undistributed net investment income ..........................................            245,647             464,908
  Accumulated net realized gain from investments
    and foreign exchange transactions, if any ..................................         11,659,531           5,820,629
  Net unrealized appreciation on foreign exchange transactions .................                431                  66
  Net unrealized appreciation on investments ...................................          4,522,391           9,608,220
                                                                                       ------------        ------------
  Net assets applicable to shares outstanding ..................................       $105,091,771        $139,287,971
                                                                                       ============        ============
Shares outstanding .............................................................          4,784,698           6,583,956
                                                                                       ============        ============
Net asset value, offering and redemption price per share .......................       $      21.96        $      21.16
                                                                                       ============        ============

    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                            STATEMENT OF OPERATIONS


                                                                                        SCHNEIDER           SCHNEIDER
                                                                                   SMALL CAP VALUE FUND     VALUE FUND
                                                                                   --------------------- ----------------
                                                                                         FOR THE             FOR THE
                                                                                        YEAR ENDED          YEAR ENDED
                                                                                      AUGUST 31, 2006     AUGUST 31, 2006
                                                                                     -----------------   -----------------
INVESTMENT INCOME
  Dividends* ...................................................................       $  1,044,306        $  1,065,117
  Interest .....................................................................            140,404             178,824
                                                                                       ------------        ------------
    Total investment income ....................................................          1,184,710           1,243,941
                                                                                       ------------        ------------
EXPENSES
  Advisory fees ................................................................            853,535             565,739
  Administration and accounting fees ...........................................            140,915             131,928
  Administration services fees .................................................            128,030             121,230
  Custodian fees ...............................................................             61,724              46,033
  Transfer agent fees ..........................................................             43,216              46,467
  Professional fees ............................................................             30,720              33,657
  Printing and shareholder reporting fees ......................................             21,828              30,286
  Directors' and officer's fees ................................................             23,199              23,784
  Registration and filing fees .................................................             20,213              20,192
  Other expenses ...............................................................              4,248               5,193
                                                                                       ------------        ------------
    Total expenses before waivers ..............................................          1,327,628           1,024,509
  Less: waivers ................................................................           (388,744)           (337,540)
                                                                                       ------------        ------------
    Net expenses after waivers .................................................            938,884             686,969
                                                                                       ------------        ------------
Net investment income ..........................................................            245,826             556,972
                                                                                       ------------        ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain/(loss) from:
    Investments ................................................................         14,842,301           7,473,955
    Foreign currency transactions ..............................................               (179)                 --
  Net change in unrealized appreciation/(depreciation) on:
    Investments ................................................................         (9,647,029)            559,606
    Foreign currency transactions ..............................................                431                  66
                                                                                       ------------        ------------
  Net realized and unrealized gain from investments and foreign
    currency transactions ......................................................          5,195,524           8,033,627
                                                                                       ------------        ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................       $  5,441,350        $  8,590,599
                                                                                       ============        ============
------------------
* Net of foreign  withholding  taxes of $17,726  and  $2,727,  for the Small Cap
  Value Fund and Value Fund, respectively.



    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                       STATEMENT OF CHANGES INNET ASSETS

                                                                                                   SCHNEIDER
                                                                                             SMALL CAP VALUE FUND
                                                                                     -------------------------------------
                                                                                         FOR THE             FOR THE
                                                                                        YEAR ENDED          YEAR ENDED
                                                                                      AUGUST 31, 2006     AUGUST 31, 2005
                                                                                     -----------------   -----------------
INCREASE/(DECREASE)  IN NET ASSETS  RESULTING  FROM  OPERATIONS
  Net  investment income/(loss) ................................................       $    245,826        $   (211,613)
  Net realized gain from investments and foreign currency
    transactions, if any .......................................................         14,842,122          10,226,407
  Net change in unrealized appreciation/(depreciation) on investments
    and foreign currency transactions, if any ..................................         (9,646,598)          4,534,695
                                                                                       ------------        ------------
  Net increase in net assets resulting from operations .........................          5,441,350          14,549,489
                                                                                       ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized capital gains ...................................................         (9,923,966)        (20,055,242)
                                                                                       ------------        ------------
    Total dividends and distributions to shareholders ..........................         (9,923,966)        (20,055,242)
                                                                                       ------------        ------------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS (SEE NOTE 4) ....................................................         54,411,324          11,824,283
                                                                                       ------------        ------------
    Total increase in net assets ...............................................         49,928,708           6,318,530
NET ASSETS
  Beginning of year ............................................................         55,163,063          48,844,533
                                                                                       ------------        ------------
  End of year* .................................................................       $105,091,771        $ 55,163,063
                                                                                       ============        ============

--------------
* Includes undistributed net investment income of $245,647 and $0 for the fiscal years ended August 31, 2006 and 2005, respectively.


    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                       STATEMENT OF CHANGES INNET ASSETS

                                                                                                   SCHNEIDER
                                                                                                  VALUE FUND
                                                                                    --------------------------------------
                                                                                         FOR THE              FOR THE
                                                                                        YEAR ENDED           YEAR ENDED
                                                                                     AUGUST 31, 2006      AUGUST 31, 2005
                                                                                    -----------------    -----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
  Net investment income ........................................................       $    556,972         $   230,923
  Net realized gain from investments and foreign currency
    transactions, if any .......................................................          7,473,955           3,824,414
  Net change in unrealized appreciation/(depreciation) on investments
    and foreign currency transactions, if any ..................................            559,672           4,730,598
                                                                                       ------------         -----------
  Net increase in net assets resulting from operations .........................          8,590,599           8,785,935
                                                                                       ------------         -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ........................................................           (252,120)           (140,505)
  Net realized capital gains ...................................................         (4,199,642)         (2,857,824)
                                                                                       ------------         -----------
    Total dividends and distributions to shareholders ..........................         (4,451,762)         (2,998,329)
                                                                                       ------------         -----------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS (SEE NOTE 4) ....................................................         74,002,970          16,952,916
                                                                                       ------------         -----------
    Total increase in net assets ...............................................         78,141,807          22,740,522
NET ASSETS
  Beginning of year ............................................................         61,146,164          38,405,642
                                                                                       ------------         -----------
  End of year* .................................................................       $139,287,971         $61,146,164
                                                                                       ============         ===========

-----------------
 * Includes undistributed net investment income of $464,908 and $160,056 for the fiscal years ended August 31, 2006 and 2005, respectively.


    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective years. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                          FOR THE YEAR ENDED AUGUST 31,
                                                             ---------------------------------------------------
                                                               2006      2005       2004       2003       2002
                                                             -------   -------    -------    -------    --------
PER SHARE OPERATING PERFORMANCE*
Net asset value, beginning of year .......................   $ 24.94   $ 29.09    $ 22.52    $ 14.82    $ 17.53
Net investment income/(loss) .............................      0.05     (0.10)     (0.13)      0.10       0.03
Net realized and unrealized gain/(loss) on investments
  and foreign currency transactions, if any ..............      1.66      8.01       8.50       7.71      (1.83)
                                                             -------   -------    -------    -------    -------
Net increase/(decrease) in net assets resulting
  from operations ........................................      1.71      7.91       8.37       7.81      (1.80)
                                                             -------   -------    -------    -------    -------
Dividends and distributions to shareholders from:
Net investment income ....................................        --        --      (0.11)     (0.03)     (0.07)
Net realized capital gains ...............................     (4.69)   (12.06)     (1.69)     (0.08)     (0.84)
                                                             -------   -------    -------    -------    -------
Total dividends and distributions to shareholders ........     (4.69)   (12.06)     (1.80)     (0.11)     (0.91)
                                                             -------   -------    -------    -------    -------
Redemption fees (Note 4)+ ................................        --        --         --         --         --
                                                             -------   -------    -------    -------    -------
Net asset value, end of year .............................   $ 21.96   $ 24.94    $ 29.09    $ 22.52    $ 14.82
                                                             =======   =======    =======    =======    =======
Total investment return(1) ...............................      7.79%    31.57%     37.99%     53.10%    (10.76)%
                                                             =======   =======    =======    =======    =======
RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted) ..................  $105,092   $55,163    $48,845    $48,920    $45,268
Ratio of expenses to average net assets(2) ...............      1.10%     1.10%      1.10%      1.10%     1.10%
Ratio of expenses to average net assets without
  waivers and expense reimbursements .....................      1.56%     1.71%      1.74%      1.85%     1.65%
Ratio of net investment income to average net assets(2) ..      0.29%    (0.41)%    (0.49)%     0.53%     0.34%
Portfolio turnover rate ..................................     91.45%    68.87%    110.69%     85.33%   102.46%

------------------
* Calculated based on shares outstanding on the first and last day of the respective year, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
+   Amount is less than $0.01 per share.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each year reported and includes reinvestments of dividends and distributions, if any.
(2) Reflects waivers and reimbursements.

    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                              FINANCIAL HIGHLIGHTS


Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                                                            FOR THE YEARS ENDED AUGUST 31,              FOR THE PERIOD
                                                     ------------------------------------------       SEPTEMBER 30, 2002*
                                                      2006              2005             2004       THROUGH AUGUST 31, 2003
                                                     ------           -------           -------     -----------------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period ..........      $20.55           $ 18.22           $ 14.81             $ 10.00
Net investment income .........................        0.10              0.07              0.04                0.07
Net realized and unrealized gain
  from investments and foreign currency
  transactions, if any ........................        1.99              3.40              4.05                4.77
                                                     ------           -------           -------             -------
Net increase in net assets resulting from
  operations ..................................        2.09              3.47              4.09                4.84
                                                     ------           -------           -------             -------
Dividends and distributions to
  shareholders from:
Net investment income .........................       (0.08)            (0.05)            (0.06)              (0.03)
Net realized capital gains ....................       (1.40)            (1.09)            (0.62)               0.00
                                                     ------           -------           -------             -------
Total dividends and distributions to
  shareholders ................................       (1.48)            (1.14)            (0.68)              (0.03)
                                                     ------           -------           -------             -------
Redemption fees (Note 4)+ .....................          --                --                --                  --
                                                     ------           -------           -------             -------
Net asset value, end of period ................      $21.16           $ 20.55           $ 18.22             $ 14.81
                                                     ======           =======           =======             =======
Total investment return(1) ....................       10.85%            19.37%            28.21%              48.46%
                                                     ======           =======           =======             =======
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .....    $139,288           $61,146           $38,406             $11,788
Ratio of expenses to average net assets(2) ....        0.85%             0.85%             0.85%               0.85%(3)
Ratio of expenses to average net assets
  without waivers and expense
  reimbursements ..............................        1.27%             1.38%             1.96%              4.01%(3)
Ratio of net investment income to average
  net assets(2) ...............................        0.69%             0.41%             0.35%               0.72%(3)
Portfolio turnover rate .......................      104.92%            76.66%           116.60%              98.06%

------------------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective year, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
+   Amount is less than $0.01 per share.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2) Reflects waivers and reimbursements.
(3) Annualized.


    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 2006


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Schneider Small Cap Value Fund (the "Small Cap Value Fund") and the Schneider Value Fund (the "Value Fund") (each a "Fund", collectively the
"Funds"), which commenced investment operations on September 2, 1998 and September 30, 2002, respectively. As of the date hereof, each Fund offers the Institutional Class of shares.

     RBB has authorized capital of thirty billion shares of common stock of which 26.573 billion are currently classified into one hundred and four classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families."

     PORTFOLIO VALUATION -- Each Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask prices prior to the market close are used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued at the mean between the bid and ask prices. If the Funds hold foreign equity securities, the calculation of the Funds' NAV will not occur at the same time as the determination of the value of the foreign equity securities in the Funds' portfolios, since these securities are traded on foreign exchanges. Investments in mutual funds are valued at the Funds' closing NAV. With the approval of the Company's Board of Directors, the Funds may use a pricing service, bank or broker/dealer experienced in providing valuations to value the Funds' securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Funds' Valuation Committee following procedures adopted by the Board of Directors.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Funds may purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom a Fund enters into repurchase agreements are banks and broker/dealers that Schneider Capital Management, LP ("Adviser" or "SCM") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. SCM marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional securities by the

                              THE SCHNEIDER FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 2006

next Fund business day. Default by or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities. For the year ended August 31, 2006, the Funds did not enter into any repurchase agreements.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their average net assets of the RBB funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

     FOREIGN CURRENCY TRANSLATION -- Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. The books and records of the Funds are maintained in U.S. dollars. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

                              THE SCHNEIDER FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 2006

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     SCM serves as each Fund's investment adviser. For its advisory services, SCM is entitled to receive 1.00% of the Small Cap Value Fund's average daily net assets and 0.70% of the Value Fund's average daily net assets, computed daily and payable monthly.

     The Adviser contractually agreed to limit the Small Cap Value Fund's and the Value Fund's total operating expenses for the current fiscal year to the extent that such expenses exceed 1.10% and 0.85%, respectively, of the Fund's average daily net assets. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of other Fund expenses. For the year ended August 31, 2006, investment advisory fees and waivers of expenses were as follows:

                               GROSS ADVISORY FEES        WAIVERS       NET ADVISORY FEES
                               -------------------     -------------    -----------------
Schneider Small Cap Value Fund      $853,535            $(270,784)          $582,751
Schneider Value Fund                 565,739             (240,556)           325,183

     The Funds will not pay SCM at a later time for any amounts it may waive or any amounts that SCM has assumed.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Funds. For providing administration and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets, subject to a minimum monthly fee of $8,333 per Fund plus out of pocket expenses. PFPC voluntarily agreed to waive a portion of its administration and accounting services fees for the Funds. For the year ended August 31, 2006, PFPC's administration and accounting services fees and waivers of the Funds' expenses were as follows:

                               GROSS ADMINISTRATION                      NET ADMINISTRATION
                                  AND ACCOUNTING                          AND ACCOUNTING
                                  SERVICES FEES           WAIVERS         SERVICES FEES
                               -------------------     -------------    -------------------
Schneider Small Cap Value Fund      $140,915              $(7,000)          $133,915
Schneider Value Fund                 131,928                   --            131,928

     Included in the administration and accounting services fees and expenses, shown above, are fees for providing regulatory administration services to RBB. For providing these services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio of the Company in proportion to its net assets of the RBB Funds.

     In addition, PFPC serves as the Funds' transfer and dividend disbursing agent. For providing transfer agent services, PFPC is entitled to receive a monthly fee, subject to a minimum monthly fee of $2,000 per Fund, plus out of pocket expenses. For the year ended August 31, 2006, transfer agency fees for the Funds were as follows:

                                   TRANSFER
                                  AGENT FEES
                                --------------
Schneider Small Cap Value Fund     $43,216
Schneider Value Fund                46,467

                              THE SCHNEIDER FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 2006

     For providing custodian services, PFPC Trust Company, a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., is entitled to receive a monthly fee equal to an annual rate of 0.015% of each Fund's average daily gross assets, subject to a minimum monthly fee of $1,000 per Fund, excluding transaction changes and out-of-pocket expenses. For the year ended August 31, 2006, custodial fees for the Funds were as follows:

                                   CUSTODIAN
                                     FEES
                                   ---------
Schneider Small Cap Value Fund      $61,724
Schneider Value Fund                 46,033

     PFPC Distributors, Inc., ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to the Funds. As compensation for such administrative services, PFPC Distributors receives a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets. PFPC Distributors voluntarily agreed to waive a portion of its administrative services fees for the Funds. For the year ended August 31, 2006, administrative services fees and related waivers for the Funds were as follows:

                                   GROSS
                               ADMINISTRATIVE                           NET ADMINISTRATIVE
                               SERVICES FEES             WAIVERS           SERVICES FEES
                               ---------------         -----------     --------------------
Schneider Small Cap Value Fund    $128,030              $(110,960)            $17,070
Schneider Value Fund               121,230                (96,984)             24,246

     As of August 31, 2006, the Small Cap Value Fund and Value Fund owed PFPC and affiliates $29,581 and $33,292, respectively, for their services.

3.   INVESTMENT IN SECURITIES

     For the year ended August 31, 2006, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                      PURCHASES             SALES
                                   ----------------     ------------
Schneider Small Cap Value Fund      $119,467,349         $76,167,534
Schneider Value Fund                 142,924,394          82,439,861

                              THE SCHNEIDER FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 2006

4.   CAPITAL SHARE TRANSACTIONS

     As of August 31, 2006, each Fund has 100,000,000 shares of $0.001 par value common stock authorized. Transactions in capital shares for the respective periods were as follows:

                                                    SCHNEIDER SMALL CAP VALUE FUND
                            ------------------------------------------------------------------------------
                               FOR THE FISCAL YEAR ENDED                       FOR THE FISCAL YEAR ENDED
                                   AUGUST 31, 2006                                 AUGUST 31, 2005
                            ------------------------------                   -----------------------------
                              SHARES             AMOUNT                        SHARES             AMOUNT
                            ----------         -----------                   ----------        -----------
Sales ...................    2,429,768         $52,132,162                      21,466         $   505,284
Reinvestments ...........      465,188           9,727,086                     869,921          19,616,726
Redemption Fees* ........           --              20,792                          --                 204
Repurchases .............     (322,165)         (7,468,716)                   (358,408)         (8,297,931)
                            ----------         -----------                   ---------         -----------
Net increase/(decrease)..    2,572,791         $54,411,324                     532,979         $11,824,283
                            ==========         ===========                   ==========        ===========

                                                      SCHNEIDER VALUE FUND
                            ------------------------------------------------------------------------------
                               FOR THE FISCAL YEAR ENDED                       FOR THE FISCAL YEAR ENDED
                                   AUGUST 31, 2006                                 AUGUST 31, 2005
                            ------------------------------                   -----------------------------
                              SHARES             AMOUNT                        SHARES             AMOUNT
                            ----------         -----------                   ----------        -----------
Sales ...................    4,443,203         $ 91,030,986                  1,349,985        $ 26,451,721
Reinvestments ...........      207,467            4,014,476                    138,571           2,724,308
Redemption Fees* ........           --               14,610                         --               4,758
Repurchases .............   (1,041,833)         (21,057,102)                  (621,719)        (12,227,871)
                            ----------         ------------                  ---------        ------------
Net increase ............    3,608,837         $ 74,002,970                    866,837        $ 16,952,916
                            ==========         ============                  =========        ============

* There is a 1.75% redemption fee on shares redeemed which have been held less than one year in the Schneider Small Cap Value Fund. There is a 1.00% redemption fee on shares redeemed which have been held less than 90 days in the Schneider Value Fund. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

     As of August 31, 2006, the following shareholders held 10% or more of the outstanding shares of the Funds. These shareholders may be omnibus accounts which are comprised of many individual shareholders.

Schneider Small Cap Value Fund (2 shareholders)      30%
Schneider Value Fund (1 shareholder)                 15%

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2006

5.   FEDERAL INCOME TAX INFORMATION

     At  August  31,  2006,   Federal  tax  cost,   aggregate  gross  unrealized
appreciation and depreciation of securities held by the Funds were as follows:

                                                                                          NET UNREALIZED
                                    FEDERAL TAX          UNREALIZED       UNREALIZED       APPRECIATION/
                                        COST            APPRECIATION     DEPRECIATION      DEPRECIATION
                                   --------------      -------------     --------------    ------------
Schneider Small Cap Value Fund      $101,601,641        $12,418,846       $(9,965,457)      $2,453,389
Schneider Value Fund                 134,550,869         11,522,095        (2,986,086)       8,536,009

     The following permanent differences as of August 31, 2006, primarily attributable to net investment losses and foreign currency transactions, were reclassified to the following accounts:

                                  UNDISTRIBUTED          ACCUMULATED
                                 NET INVESTMENT          NET REALIZED
                                 INCOME (LOSS)           GAIN/(LOSS)
                                ----------------        -------------
Schneider Small Cap Value Fund      $(179)                  $179
Schneider Value Fund                   --                     --

     As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

                                  UNDISTRIBUTED          UNDISTRIBUTED
                                 ORDINARY INCOME        LONG-TERM GAINS
                                ----------------        -------------
Schneider Small Cap Value Fund      $4,661,340            $9,313,012
Schneider Value Fund                 1,449,025             5,908,723

     At August 31, 2006, the Funds had no capital loss carryforwards available to offset future capital gains.

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2006, there were no post-October losses incurred in the Funds. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

     The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                            ORDINARY INCOME    LONG-TERM GAINS        TOTAL
                                           -----------------  -----------------    -----------
Schneider Small Cap Value Fund      2006       $1,391,355        $ 8,532,611       $ 9,923,966
                                    2005        6,844,092         13,211,150        20,055,242

Schneider Value Fund                2006       $1,814,478        $ 2,637,284       $ 4,451,762
                                    2005        1,698,566          1,299,763         2,998,329

                              THE SCHNEIDER FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                AUGUST 31, 2006

6.   IN KIND TRANSFER OF SECURITIES

For the year ended August 31, 2006, the Schneider Value Fund received portfolio securities in lieu of cash for shareholder subscriptions. The value of these subscriptions was as follows:

                             VALUE OF THE        FUND SHARES
                             SUBSCRIPTIONS      SUBSCRIPTIONS
                            --------------     ---------------
                              $9,428,954          477,899

7.   NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

                              THE SCHNEIDER FUNDS
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE RBB FUND, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schneider Small Cap Value Fund and Schneider Value Fund, separately managed portfolios of The RBB Fund, Inc. (the "Fund") at August 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 26, 2006

                              THE SCHNEIDER FUNDS
                                FUND MANAGEMENT
                                  (UNAUDITED)

     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The statement of additional information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (888) 520-3277.



                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                          TERM OF OFFICE        PRINCIPAL OCCUPATION(S)      FUND COMPLEX          OTHER
 NAME, ADDRESS,        POSITION(S) HELD   AND LENGTH OF         DURING PAST 5 YEARS          OVERSEEN BY        DIRECTORSHIPS
 AND DATE OF BIRTH        WITH FUND       TIME SERVED (1)                                      DIRECTOR*     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                   DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Julian A. Brodsky         Director       1988 to present     Since 1969, Director and Vice       17       Director, Comcast
Comcast Corporation                                          Chairman, Comcast Corporation                Corporation
1500 Market Street,                                          (cable  television  and
35th Floor                                                   communications); Director, NDS
Philadelphia, PA 19102                                       Group PLC (provider of systems
DOB: 7/16/33                                                 and  applications for digital
                                                             pay TV).
------------------------------------------------------------------------------------------------------------------------------------
Nicholas A. Giordano      Director       Since 2006          Consultant, financial services       17      Kalmar Pooled Investment
103 Bellevue Parkway                                         organizations from 1997 to                   Trust; WT Mutual Fund;
Wilmington,DE 19809                                          present.                                     Independence Blue Cross;
DOB: 3/7/43                                                                                               IntriCon Corporation
                                                                                                          (industrial furnaces and
                                                                                                          ovens)
------------------------------------------------------------------------------------------------------------------------------------
Francis J. McKay          Director       1988 to present     Since 2000, Vice President,          17      None
Fox Chase Cancer Center                                      Fox Chase Cancer Center
333 Cottman Avenue                                           (biomedical research and
Philadelphia, PA 19111                                       medical care).
DOB: 12/6/35
------------------------------------------------------------------------------------------------------------------------------------
Arnold M. Reichman        Director       1991 to present     Director, Gabelli Group              17      None
106 Pierrepont Street                                        Capital Partners, L.P. (an
Brooklyn, NY 11201                                           investment partnership) from
DOB: 5/21/48                                                 2000-2006.
------------------------------------------------------------------------------------------------------------------------------------


* Each Director oversees seventeen portfolios of the Company that are currently offered for sale.

1 Subject to the Company's Retirement Policy, each Director, except Messrs.
  Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.

                              THE SCHNEIDER FUNDS
                          FUND MANAGEMENT (CONTINUED)
                                  (UNAUDITED)


                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                          TERM OF OFFICE        PRINCIPAL OCCUPATION(S)      FUND COMPLEX          OTHER
 NAME, ADDRESS,        POSITION(S) HELD   AND LENGTH OF         DURING PAST 5 YEARS          OVERSEEN BY        DIRECTORSHIPS
 AND DATE OF BIRTH        WITH FUND       TIME SERVED (1)                                      DIRECTOR*     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                   DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Mark A. Sargent             Director       Since 2006        Dean and Professor of                17      Director, WT Mutual Fund
Villanova University                                         Law, Villanova University
School of Law                                                School of Law since July 1997.
299 North Spring Mill Road
Villanova, PA 19085
DOB: 4/28/51
------------------------------------------------------------------------------------------------------------------------------------
Marvin E. Sternberg         Director       1991 to present   Since 1974, Chairman,                17      Director, Moyco
Moyco Technologies, Inc.                                     Director and President,                      Technologies, Inc.
200 Commerce Drive                                           Moyco  Technologies, Inc.
Montgomeryville, PA  18936                                   (manufacturer of precision
DOB: 3/24/34                                                 coated and industrial
                                                             abrasives). Since  1999,
                                                             Director, Pennsylvania
                                                             Business Bank.
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Straniere         Director       Since 2006        Member, New York State               17      Director, Reich and Tang
300 East 57th Street                                         Assembly (1981-2004);                        Group; Director, The Sparx
New York, NY 10022                                           Founding Partner, Straniere                  Japan Fund
DOB: 3/28/41                                                 Law Firm (1980 to date);
                                                             Partner, Gotham Strategies
                                                             (consulting firm) (2005 to
                                                             date); Partner, The Gotham
                                                             Global Group (consulting
                                                             firm) (2005 to date);
                                                             President, The New York City
                                                             Hot Dog Company (2005 to
                                                             date); Director, Weiss, Peck
                                                             & Greer Fund Group
                                                             (1992-2005); and Kantor,
                                                             Davidoff (law firm) (2006
                                                             to date).
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale.

1 Subject to the Company's Retirement Policy, each Director, except Messrs.
  Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.

                               THE SCHNEIDER FUNDS
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)


                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                          TERM OF OFFICE        PRINCIPAL OCCUPATION(S)      FUND COMPLEX          OTHER
 NAME, ADDRESS,        POSITION(S) HELD   AND LENGTH OF         DURING PAST 5 YEARS          OVERSEEN BY        DIRECTORSHIPS
 AND DATE OF BIRTH        WITH FUND       TIME SERVED (1)                                      DIRECTOR*     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED DIRECTORS (2)
------------------------------------------------------------------------------------------------------------------------------------
Robert Sablowsky          Director         1991 to present      Since July 2002, Senior Vice      17      Director, Kensington
Oppenheimer &                                                   President and prior thereto,              Funds
Company, Inc.                                                   Executive Vice President of
200 Park Avenue                                                 Oppenheimer & Co., Inc.,
New York, NY 10166                                              formerly Fahnestock & Co.,
DOB: 4/16/38                                                    Inc. (a registered
                                                                broker-dealer). Since
                                                                November 2004, Director of
                                                                Kensington Funds.
------------------------------------------------------------------------------------------------------------------------------------
J. Richard Carnall        Director         2002 to present      Director of PFPC Inc. from        17      Director, Cornerstone
103 Bellevue Parkway                                            January 1987 to April 2002,               Bank
Wilmington, DE 19809                                            Chairman and Chief Executive
DOB: 9/25/38                                                    Officer of PFPC Inc. until
                                                                April 2002, Executive Vice
                                                                President of PNC Bank,
                                                                National Association from
                                                                October 1981 to April 2002,
                                                                Director of PFPC
                                                                International Ltd. (financial
                                                                services) from August 1993 to
                                                                April 2002, Director of PFPC
                                                                International (Cayman) Ltd.
                                                                (financial services) from
                                                                September 1996 to April 2002;
                                                                Governor of the Investment
                                                                Company Institute (investment
                                                                company industry trade
                                                                organization) from July 1996
                                                                to January 2002; Director of
                                                                Haydon Bolts, Inc. (bolt
                                                                manufacturer) and Parkway
                                                                Real Estate Company
                                                                (subsidiary of Haydon Bolts,
                                                                Inc.) since 1984; and
                                                                Director of Cornerstone Bank
                                                                since March 2004.
------------------------------------------------------------------------------------------------------------------------------------


* Each Director oversees seventeen portfolios of the Company that are currently offered for sale.
1 Subject to the Company's Retirement Policy, each Director, except Messrs.
  Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.
2 Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr. Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation, the investment adviser to the Company's Senbanc Fund, Hilliard Lyons Research Advisors, a division of J.J.B. Hilliard, W.L. Lyons, Inc. and the Company's principal underwriter, PFPC Distributors, Inc., are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                               THE SCHNEIDER FUNDS
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)


                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                                          TERM OF OFFICE         PRINCIPAL OCCUPATION(S)       FUND COMPLEX          OTHER
 NAME, ADDRESS,        POSITION(S) HELD   AND LENGTH OF          DURING PAST 5 YEARS           OVERSEEN BY        DIRECTORSHIPS
 AND DATE OF BIRTH        WITH FUND       TIME SERVED (1)                                      DIRECTOR*       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Roach           President and      1991 to present    Certified Public Accountant;      N/A               N/A
103 Bellevue Parkway      Treasurer          and                Vice Chairman of the Board,
Wilmington, DE 19809                         1988 to present    Fox Chase Cancer Center;
DOB: 6/29/24                                                    Trustee Emeritus,
                                                                Pennsylvania School for the
                                                                Deaf; Trustee Emeritus,
                                                                Immaculata University;
                                                                Managing General Partner,
                                                                President since 2002,
                                                                Treasurer since 1981 and
                                                                Chief Compliance Officer
                                                                since September 2004 of
                                                                Chestnut Street Exchange
                                                                Fund.
------------------------------------------------------------------------------------------------------------------------------------
Tina M. Payne             Secretary          2004 to present    Since 2003, Vice President         N/A               N/A
301 Bellevue Parkway                                            and Associate Counsel, PFPC
2nd Floor                                                       Inc. (financial services
Wilmington, DE 19809                                            company); Associate,
DOB: 5/19/74                                                    Stradley, Ronon, Stevens &
                                                                Young, LLC (law firm) from
                                                                2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
Salvatore Faia,           Chief Compliance   2004 to present    President, Vigilant                N/A               N/A
Esquire, CPA              Officer                               Compliance Services since
Vigilant Compliance                                             2004; Senior Legal Counsel,
Services                                                        PFPC Inc. from 2002 to 2004;
186 Dundee Drive,                                               Chief Legal Counsel, Corviant
Suite 700                                                       Corporation (Investment
Williamstown, NJ 08094                                          Adviser, Broker-Dealer and
DOB: 12/25/62                                                   Service Provider to
                                                                Investment Advisers and
                                                                Separate Account Providers)
                                                                from 2001 to 2002.
------------------------------------------------------------------------------------------------------------------------------------

                               THE SCHNEIDER FUNDS
                           SHAREHOLDER TAX INFORMATION
                                   (UNAUDITED)

     Each Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of each Fund's fiscal year end (August 31) as of the U.S. federal tax status of distributions received by each Fund's shareholders in respect of such fiscal year. During the fiscal year ended August 31, 2006, the following dividends and distributions per share were paid by each of the Funds:

                                                       ORDINARY INCOME
                                        ----------------------------------------------
                                        NET INVESTMENT INCOME         SHORT-TERM GAINS          LONG-TERM GAINS
                                        ---------------------         ----------------          ---------------
Schneider Small Cap Value Fund                  $  --                      $0.66                     $4.03
Schneider Value Fund                             0.08                       0.52                      0.88


     The percentage of total ordinary income dividends qualifying for the 15% dividend income tax rate is 14% for the Schneider Small Cap Value Fund and 35% for the Schneider Value Fund.

     The percentage of total ordinary income dividends qualifying for the corporate dividends received deduction is 19% for the Schneider Small Cap Value Fund and 39% for the Schneider Value Fund.

     These amounts were reported to shareholders as income in 2005. Because each Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2006. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2007.

     Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their dividend. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

     In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

     Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

                              THE SCHNEIDER FUNDS
                               OTHER INFORMATION
                                  (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 520-3277 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company will file a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

     As required by the 1940 Act, the Company's Board of Directors (the "Board"), including all of the Directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), considered the renewal of the investment advisory agreement between SCM and the Company (the "Advisory Agreement") on behalf of the Funds at a meeting of the Board held on May 25, 2006. At this meeting, the Board approved the Advisory Agreement for an additional one-year term. The Board's decision to approve the Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Advisory Agreement, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

     In considering the renewal of and approval of the Advisory Agreement, the Directors took into account all the materials provided prior to and during the meeting, the presentations made during the meeting, and the discussions during the meeting. The Directors discussed the materials from the Adviser mailed in advance of the meeting that addressed most, if not all, of the factors listed below. The Adviser also made a presentation during the meeting and responded to questions from the Directors. Among other things, the Directors considered (i) the nature, extent, and quality of the Adviser's services provided to the Fund;
(ii) descriptions of the experience and qualifications of the Adviser's personnel providing those services; (iii) the Adviser's investment philosophies and processes; (iv) the Adviser's assets under management and client descriptions; (v) the Adviser's soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the Adviser's current and proposed advisory fee arrangements with the Company and other similarly managed clients; (vii) the Adviser's compliance procedures; (viii) the Adviser's financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Lipper, Inc. ("Lipper") comparing the Funds' management fees and total expense ratios to those of their respective Lipper peer group and comparing the performance of each Fund to the performance of its Lipper peer group; and (xi) a report comparing the performance of each Fund to the performance of its benchmark. No one factor was determinative in the Board's consideration of the Advisory Agreement.

                              THE SCHNEIDER FUNDS
                         OTHER INFORMATION (CONCLUDED)
                                  (UNAUDITED)

     The Directors then met in executive session with counsel to discuss and consider information presented in connection with the continuation of the Advisory Agreement as well as the Directors' responsibilities and duties in approving the Advisory Agreement.

     The Directors considered each Fund's gross and net advisory fees and actual total expense ratios in comparison to those of each Fund's Lipper peer group median as well as each Fund's performance in comparison to the performance of the Fund's Lipper performance universe median. The Directors also reviewed the advisory fees in comparison to the fees SCM charges for managing assets for other clients.

     The Directors began with an evaluation of the Small Cap Value Fund, considering that the Fund's contractual management fee was higher than the Lipper peer group median while the actual management fee and actual total expenses were lower than the Lipper peer group median. The Directors reviewed the advisory fees charged by SCM to manage other clients' assets in a similar strategy as that of the Fund and found the fees charged to the Fund to be lower (after waivers) than fees charged to separate accounts with a similar asset size and investment objective. The Directors then noted that SCM agreed to waive its advisory fee and reimburse expenses of the Fund through December 31, 2006 to limit the Fund's total annual operating expenses to 1.10%. The Directors noted that the Fund outperformed its Lipper peer group and Lipper performance universe medians for the one, two, three, four and five year periods ended March 31, 2006.

     Next, the Directors evaluated the Value Fund, considering that the contractual management fee was the same as the Lipper peer group median while the actual management fee and actual total expenses were lower than the Lipper peer group median. The Directors reviewed the advisory fees charged by SCM to manage other clients' assets in a similar strategy as that of the Fund and found the fees charged to the Fund to be lower (after waivers) than fees charged to separate accounts with a similar asset size and investment objective. The Directors then noted that SCM agreed to waive its advisory fee and reimburse expenses of the Fund through December 31, 2006 to limit the Fund's total annual operating expenses to 0.85%. The Fund outperformed the Lipper performance universe median for the one, two, three, four and five year periods ended March 31, 2006.

     The Directors then concluded that the nature, extent and quality of services provided by SCM in advising the Funds was satisfactory; the profits earned by SCM seemed reasonable; and the benefits derived by SCM from managing the Funds, including its use of soft dollars and its method for selecting brokers, seemed reasonable. The Directors discussed and considered any economies of scale realized by each Fund as a result of asset growth.

     Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the advisory fee structure was reasonable and determined that the Adviser's Advisory Agreement be continued for another one-year period ending August 16, 2007.

                              THE SCHNEIDER FUNDS
                                 PRIVACY NOTICE

THE SCHNEIDER FUNDS of The RBB Fund, Inc. (the "Funds") are committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o Information about your transactions with the Funds.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Funds may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Funds consider your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (888) 520-3277.

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

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER
Schneider Capital Management
460 E. Swedesford Road
Suite 1080
Wayne, PA 19087

ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

DISTRIBUTOR
PFPC Distributors,  Inc.
760 Moore Road
King of Prussia,  PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers  LLP
Two Commerce  Square,  Suite 1700
2001 Market Street
Philadelphia,  PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

================================================================================



                                      BOGLE
                                   INVESTMENT
                                   MANAGEMENT

                                    SMALL CAP
                                   GROWTH FUND

                              OF THE RBB FUND, INC.










                                  ANNUAL REPORT

                                 AUGUST 31, 2006

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

================================================================================

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                                 PRIVACY NOTICE
                                  (UNAUDITED)

The BOGLE INVESTMENT MANAGEMENT SMALL CAP GROWTH FUND of The RBB Fund, Inc. (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

        o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

        o   Information about your transactions with the Fund.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (877) 264-5346.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                                  ANNUAL REPORT
                                  (UNAUDITED)

--------------------------------------------------------------------------------

Fellow Shareholder:

We are pleased to report results for our latest fiscal period, our seventh fiscal year of operations. The Fund posted positive performance during this latest reporting period (September 1, 2005 - August 31, 2006), outperforming its benchmark by approximately three percentage points, as our investment models led to positive stock selection in almost all equity market sectors. For the fiscal year ending August 31, 2006, the Fund's Investor shares advanced +12.33%, the Institutional shares gained +12.46%, and the unmanaged Russell 2000(R) Index of small cap stocks returned +9.35%. Longer term (since inception October 1, 1999 through August 31, 2006), the Fund has significantly outperformed the Russell 2000(R) Index, with an annualized return of +17.58% for the Investor shares and +17.67% for the Institutional shares versus the annualized gain of +9.19% for the benchmark Russell 2000(R) Index. These returns, as reflected by the dollar value of a $10,000 investment made at the start of the Fund, compared to the same investment in the benchmark, are shown in the charts on the next two pages. The balance of this letter covers the market environment, performance attribution, Fund characteristics, our fiscal year "report card," and an update on the mutual fund business at Bogle Investment Management, L.P.

MARKET ENVIRONMENT. Uncertainty about the future direction of interest rates, oil prices, corporate earnings, and economic growth appeared to concern investors through most of the last fiscal year. While U.S. equity markets started the fiscal year with mixed results in the last four months of 2005, the 2006 calendar year started off on a positive note, as U.S. equity markets rallied from January through April. Indeed, most of the Russell 2000(R) Index's fiscal year performance occurred during these four months, with Index gains totaling +13.92%. The market tone began to shift in May, as evidenced by falling equity prices and rising volatility, and early-year optimism vanished. Investor sentiment turned negative and defensive and remained so for most of the last four months of the fiscal year. For the fiscal year, small cap stocks as measured by the Russell 2000(R) Index advanced +9.35%, modestly outperforming large cap stocks as measured by the Russell 1000(R) Index, which earned +8.70%. Small caps have outperformed large caps in each of the last seven fiscal years, according to Russell benchmarks. Since the Fund's inception, the small cap market has benefited primarily from strength in small value stocks (Russell 2000(R) Value Index has gained +15.05% per year while the Russell 2000 Growth(R) Index has moved up +2.65% per year since Fund inception). This was also the case during the latest fiscal year when the Russell 2000 Value(R) Index outperformed the Russell 2000 Growth(R) Index by nearly seven percentage points (up +12.72% versus +6.00%). Within the small cap market, basic industry, industrial and energy stocks produced particularly robust results, while utility and consumer stocks generally lagged the overall small cap market for the fiscal year. Small cap technology stocks approximately matched the return of the average small cap stock. Finally, volatility in the market and in the Fund's performance relative to its benchmark remained below long-term averages through the first eight months of the fiscal year, spiked in May and June, and fell back toward long-term average levels in July and August.

     COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BOGLE INVESTMENT
           MANAGEMENT SMALL CAP GROWTH FUND INSTITUTIONAL CLASS(1)(2)
                     VS. RUSSELL 2000(R) INDEX (UNAUDITED)

================================================================================

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

--------------------------------------------------------------------------------
                              AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2006
                              --------------------------------------------------
                                  GROWTH        ONE       FIVE        SINCE
                                OF $10,000      YEAR      YEARS     INCEPTION(3)
                                ----------      ----      -----     -----------

BOGLE INVESTMENT
  MANAGEMENT SMALL CAP
  GROWTH FUND --
  INSTITUTIONAL CLASS            $30,860       12.46%     12.89%      17.67%
RUSSELL 2000(R) INDEX            $18,381        9.35%     10.35%       9.19%
--------------------------------------------------------------------------------


                     BOGLE INSTITUTIONAL SHARES      RUSSELL 2000(R) INDEX
                     --------------------------      ---------------------
Sept. 30, 1999              $10,000.00                    $10,000.00
Oct. 31, 1999                10,325.00                     10,041.01
Nov. 30, 1999                11,350.00                     10,640.21
Dec. 31, 1999                13,008.33                     11,844.32
Jan. 31, 2000                12,583.33                     11,654.05
Feb. 29, 2000                14,825.00                     13,578.49
Mar. 31, 2000                15,100.00                     12,683.04
Apr. 30, 2000                14,691.67                     11,919.70
May 31, 2000                 14,250.00                     11,225.15
Jun. 30, 2000                15,925.00                     12,204.08
Jul. 31, 2000                15,750.00                     11,811.07
Aug. 31, 2000                17,408.33                     12,712.41
Sept. 30, 2000               17,100.00                     12,338.88
Oct. 31, 2000                17,075.00                     11,788.10
Nov. 30, 2000                15,212.95                     10,578.03
Dec. 31, 2000                16,497.94                     11,486.23
Jan. 31, 2001                16,842.91                     12,084.34
Feb. 28, 2001                15,833.88                     11,291.45
Mar. 31, 2001                15,057.71                     10,739.12
Apr. 30, 2001                16,627.30                     11,579.24
May 31, 2001                 17,179.25                     11,863.86
Jun. 30, 2001                17,524.21                     12,273.52
Jul. 31, 2001                17,368.98                     11,609.13
Aug. 31, 2001                16,808.41                     11,233.61
Sept. 30, 2001               15,169.83                      9,721.72
Oct. 31, 2001                15,937.37                     10,290.46
Nov. 30, 2001                16,575.56                     11,087.35
Dec. 31, 2001                17,334.48                     11,771.97
Jan. 31, 2002                17,644.95                     11,649.28
Feb. 28, 2002                17,248.24                     11,330.25
Mar. 31, 2002                18,498.74                     12,240.72
Apr. 30, 2002                18,878.20                     12,351.88
May 31, 2002                 18,119.28                     11,804.07
Jun. 30, 2002                17,498.34                     11,218.47
Jul. 31, 2002                15,161.20                      9,524.78
Aug. 31, 2002                15,350.93                      9,500.50
Sep. 30, 2002                14,186.68                      8,818.23
Oct. 31, 2002                14,333.29                      9,101.11
Nov. 30, 2002                14,876.61                      9,912.50
Dec. 31, 2002                14,290.17                      9,360.64
Jan. 31, 2003                14,186.68                      9,101.91
Feb. 28, 2003                13,798.59                      8,826.91
Mar. 31, 2003                13,833.09                      8,940.55
Apr. 30, 2003                15,109.46                      9,788.28
May 31, 2003                 16,661.80                     10,838.67
Jun. 30, 2003                17,196.50                     11,034.84
Jul. 31, 2003                18,628.10                     11,725.14
Aug. 31, 2003                19,533.63                     12,262.67
Sep. 30, 2003                19,343.90                     12,036.20
Oct. 31, 2003                21,344.70                     13,046.91
Nov. 30, 2003                22,405.46                     13,510.00
Dec. 31, 2003                22,672.81                     13,783.98
Jan. 31, 2004                24,156.16                     14,382.83
Feb. 29, 2004                24,156.16                     14,511.75
Mar. 31, 2004                23,923.31                     14,646.97
Apr. 30, 2004                22,465.83                     13,900.22
May 31, 2004                 22,638.32                     14,121.43
Jun. 30, 2004                23,630.09                     14,716.16
Jul. 31, 2004                22,207.11                     13,725.29
Aug. 31, 2004                21,482.68                     13,654.71
Sep. 30, 2004                22,836.67                     14,295.76
Oct. 31, 2004                22,662.60                     14,577.18
Nov. 30, 2004                24,398.53                     15,841.58
Dec. 31, 2004                25,113.89                     16,310.48
Jan. 31, 2005                24,236.39                     15,629.95
Feb. 28, 2005                25,209.28                     15,894.69
Mar. 31, 2005                24,436.69                     15,439.67
Apr. 30, 2005                23,282.57                     14,555.47
May 31, 2005                 24,722.83                     15,508.13
Jun. 30, 2005                25,524.03                     16,106.32
Jul. 31, 2005                27,326.74                     17,126.67
Aug. 31, 2005                27,326.74                     16,809.90
Sep. 30, 2005                27,946.72                     16,861.75
Oct. 31, 2005                27,711.14                     16,338.79
Nov. 30, 2005                29,459.79                     17,131.29
Dec. 31, 2005                29,448.65                     17,052.38
Jan. 31, 2006                32,489.30                     18,581.51
Feb. 28, 2006                32,611.82                     18,530.33
Mar. 31, 2006                34,048.61                     19,429.35
Apr. 30, 2006                35,084.44                     19,426.20
May 31, 2006                 32,266.55                     18,335.21
Jun. 30, 2006                31,898.99                     18,453.15
Jul. 31, 2006                30,161.48                     17,852.73
Aug. 31, 2006                30,696.10                     18,381.06

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED AT 1-877-264-5346. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

------------
(1) The chart and table assume a hypothetical $10,000 initial investment in the Fund made on October 1, 1999 (inception) and reflect Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(2) Bogle Investment Management waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and reimbursements of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions.
(3) For the period October 1, 1999 (commencement of operations) through August 31, 2006.

     COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BOGLE INVESTMENT
             MANAGEMENT SMALL CAP GROWTH FUND INVESTOR CLASS(1)(2)
                     VS. RUSSELL 2000(R) INDEX (UNAUDITED)

================================================================================

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

--------------------------------------------------------------------------------
                              AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2006
                              --------------------------------------------------
                                  GROWTH        ONE       FIVE        SINCE
                                OF $10,000      YEAR      YEARS     INCEPTION(3)
                                ----------      ----      -----     -----------

BOGLE INVESTMENT
  MANAGEMENT SMALL CAP
  GROWTH FUND --
  INVESTOR CLASS                 $30,696       12.33%     12.80%      17.58%
RUSSELL 2000(R) INDEX            $18,381        9.35%     10.35%       9.19%
--------------------------------------------------------------------------------


                        BOGLE INVESTOR SHARES         RUSSELL 2000(R) INDEX
                        ---------------------         ---------------------
Oct. 1, 1999                 $10,000.00                     $10,000.00
Oct. 31, 1999                 10,325.00                      10,041.01
Nov. 30, 1999                 11,350.00                      10,640.21
Dec. 31, 1999                 13,016.67                      11,844.32
Jan. 31, 2000                 12,583.33                      11,654.05
Feb. 29, 2000                 14,825.00                      13,578.49
Mar. 31, 2000                 15,100.00                      12,683.04
Apr. 30, 2000                 14,691.67                      11,919.69
May 31, 2000                  14,258.33                      11,225.15
Jun. 30, 2000                 15,933.33                      12,204.08
Jul. 31, 2000                 15,758.33                      11,811.07
Aug. 31, 2000                 17,425.00                      12,712.41
Sept. 30, 2000                17,116.67                      12,338.88
Oct. 31, 2000                 17,091.67                      11,788.10
Nov. 30, 2000                 15,221.30                      10,578.03
Dec. 31, 2000                 16,506.27                      11,486.23
Jan. 31, 2001                 16,851.23                      12,084.34
Feb. 28, 2001                 15,850.85                      11,291.45
Mar. 31, 2001                 15,074.69                      10,739.12
Apr. 30, 2001                 16,644.26                      11,579.24
May 31, 2001                  17,196.19                      11,863.86
Jun. 30, 2001                 17,549.77                      12,273.52
Jul. 31, 2001                 17,385.92                      11,609.13
Aug. 31, 2001                 16,833.98                      11,233.61
Sept. 30, 2001                15,186.81                       9,721.72
Oct. 31, 2001                 15,954.34                      10,290.46
Nov. 30, 2001                 16,601.14                      11,087.35
Dec. 31, 2001                 17,368.67                      11,771.97
Jan. 31, 2002                 17,670.51                      11,649.28
Feb. 28, 2002                 17,282.43                      11,330.25
Mar. 31, 2002                 18,515.66                      12,240.72
Apr. 30, 2002                 18,903.73                      12,351.88
May 31, 2002                  18,144.83                      11,804.07
Jun. 30, 2002                 17,523.90                      11,218.47
Jul. 31, 2002                 15,178.18                       9,524.78
Aug. 31, 2002                 15,376.53                       9,500.50
Sep. 30, 2002                 14,212.30                       8,818.23
Oct. 31, 2002                 14,358.90                       9,101.11
Nov. 30, 2002                 14,902.21                       9,912.50
Dec. 31, 2002                 14,315.78                       9,360.64
Jan. 31, 2003                 14,212.30                       9,101.91
Feb. 28, 2003                 13,824.22                       8,826.91
Mar. 31, 2003                 13,858.71                       8,940.55
Apr. 30, 2003                 15,135.06                       9,788.28
May 31, 2003                  16,696.00                      10,838.67
Jun. 30, 2003                 17,239.31                      11,034.84
Jul. 31, 2003                 18,670.89                      11,725.14
Aug. 31, 2003                 19,585.03                      12,262.67
Sep. 30, 2003                 19,395.30                      12,036.20
Oct. 31, 2003                 21,396.06                      13,046.91
Nov. 30, 2003                 22,465.43                      13,510.00
Dec. 31, 2003                 22,732.78                      13,783.98
Jan. 31, 2004                 24,224.72                      14,382.83
Feb. 29, 2004                 24,224.72                      14,511.75
Mar. 31, 2004                 23,991.88                      14,646.97
Apr. 30, 2004                 22,534.42                      13,900.22
May 31, 2004                  22,706.90                      14,121.43
Jun. 30, 2004                 23,707.28                      14,716.16
Jul. 31, 2004                 22,275.71                      13,725.29
Aug. 31, 2004                 21,551.29                      13,654.71
Sep. 30, 2004                 22,913.88                      14,295.76
Oct. 31, 2004                 22,739.68                      14,577.18
Nov. 30, 2004                 24,494.02                      15,841.58
Dec. 31, 2004                 25,199.57                      16,310.48
Jan. 31, 2005                 24,341.47                      15,629.95
Feb. 28, 2005                 25,304.45                      15,894.69
Mar. 31, 2005                 24,532.16                      15,439.67
Apr. 30, 2005                 23,378.49                      14,555.47
May 31, 2005                  24,827.73                      15,508.13
Jun. 30, 2005                 25,628.62                      16,106.32
Jul. 31, 2005                 27,440.17                      17,126.67
Aug. 31, 2005                 27,440.17                      16,809.90
Sep. 30, 2005                 28,078.98                      16,861.75
Oct. 31, 2005                 27,834.43                      16,338.79
Nov. 30, 2005                 29,603.29                      17,131.29
Dec. 31, 2005                 29,581.04                      17,052.38
Jan. 31, 2006                 32,640.38                      18,581.51
Feb. 28, 2006                 32,762.75                      18,530.33
Mar. 31, 2006                 34,208.98                      19,429.35
Apr. 30, 2006                 35,265.85                      19,426.20
May 31, 2006                  32,429.00                      18,335.21
Jun. 30, 2006                 32,073.01                      18,453.15
Jul. 31, 2006                 30,315.30                      17,852.73
Aug. 31, 2006                 30,860.40                      18,381.06

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED AT 1-877-264-5346. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

------------
(1) The chart and table assume a hypothetical $10,000 initial investment in the Fund made on October 1, 1999 (inception) and reflect Fund expenses. Investors should note that the Fund is an actively managed mutual Fund while the index is unmanaged, does not incur expenses and is not available for investment. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(2) Bogle Investment Management waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and reimbursements of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions.
(3) For the period October 1, 1999 (commencement of operations) through August 31, 2006.

PERFORMANCE ATTRIBUTION. For the fiscal year, the Fund's Investor Class of shares outperformed the benchmark Russell 2000(R) Index by +2.98%, net of all fees, and the Institutional Class of shares outperformed the benchmark by +3.11%, net of all fees. All three of our primary investment models contributed positively to fiscal year performance, each paying off to varying degrees throughout the period. As is often the case, the composite model proved more important, as its returns were greater than the sum of its individual parts. Recall that our three main investment models are fundamentally-based, quantitatively implemented tools that evaluate financial quality, earnings improvement, and relative valuation. Although this thematic basis for our investment process has remained consistent since we launched the Fund, the details driving the process have evolved over time with our research discoveries.

In the latest fiscal year, stock selection was strongest in energy, financial, and consumer growth stocks, with each sector contributing between one and two percentage points to the Fund's fiscal year relative-to-benchmark performance. Technology stock selection continued its rebound from unusually poor performance back in fiscal 2004, adding nearly one percentage point to relative performance. Negative selection in basic industry and industrial stocks detracted a total of about one percentage point. We estimate that the significant majority of the Fund's fiscal year value added came from stock selection, as is generally the case, due to limitations to the portfolio's sector and factor bets.

As of the end of the fiscal year, the Fund remained well diversified, holding 195 stocks, with the largest holding representing just 1.1% of portfolio assets. This diversification allows us to help control the impact any single stock can have on total Fund performance. Still, stock-specific examples of investment performance can be illustrative and a few follow. One of our top performing stocks for the fiscal year was Core Laboratories, which analyzes petroleum reserves for oil drillers. This holding was mentioned in our semi-annual letter and continued to perform well through the end of the latest fiscal period. Core Labs entered our portfolio in early-2004 because of its solid financial quality, and its earnings improvements became increasingly appealing in the latter part of 2005. This fiscal year's winners in the financial sector included EZCORP, a lender and provider of credit services that first appeared in our portfolio in February 2005 because of its relative valuation appeal, at the time being out of favor by the market. This holding has also seen recent improvements in its earnings growth and, as of the end of the fiscal year, remained one of the more attractive financial stocks within our investable universe. In the technology sector, top performers included NetLogic Microsystems, a semiconductor company that designs, develops and markets knowledge-based processors. NetLogic was first identified in November 2005 by our financial quality model and more recently saw improvements in its earnings. Netlogic, like Core Laboratories, illustrates how strong financial quality signals often lead to future earnings strength. We closed out of the NetLogic position in May as the stock appeared increasingly expensive relative to peers and the earnings and quality scores were no longer sufficient to boost the company into the top section of our rankings. Inasmuch as we often learn more from our losers than our winners, we identify our worst investments as well. We call your attention to a consumer growth stock, Candela Corporation, a maker of lasers for aesthetic surgical procedures. This position was established in March 2006 based on strong earnings expectations and reasonable relative valuation. The stock started descending in May as fourth quarter earnings results fell short of estimates. As of fiscal year-end, we continued to hold a position in this stock as its valuation looks somewhat compelling.

-------------
      Please see p. 11 for information regarding specific portfolio allocations. Portfolio holdings are subject to change at any time.

FUND CHARACTERISTICS. As we seek to add value through stock selection rather than through top-down predictions of broad market or sector movements, we strive to remain fully invested, with sector exposures that look similar to the benchmark Russell 2000(R) Index. By managing sector exposures, the Fund's fundamental characteristics also generally stay in line with the benchmark, as shown in the table to the right. As of the end of August, the Fund maintained a small bias toward companies with somewhat higher long-term expected earnings growth rates. Offsetting this exposure, the Fund's median price-to-sales ratio remained below benchmark, reflecting its importance in our relative valuation model. The Fund's fiscal-year period active risk (the volatility of daily value added relative to benchmark), at 5.4%, was slightly below our long-term expected level of 6% per year. Investors should be reminded that investments in small company stocks are generally riskier than those of large company stocks, due to greater volatility and less liquidity.

--------------------------------------------------------------------------------
                           FUNDAMENTAL CHARACTERISTICS
                                 AUGUST 31, 2006
                                                                 RUSSELL
                                                                  2000(R)
MEDIAN                                            BOGLX           INDEX
-------                                           -----          -------
Median Market Cap. (mil.)                          $822           $1,048
Long-Term Estimated Earnings
  Growth Rate                                     16.3%            14.8%
Price/Historical Earnings                         21.4x            20.3x
Price/Forward Earnings                            16.2x            17.2x
Price/Sales                                        1.2x             1.9x

RISK STATISTICS* -- FISCAL YEAR PERIOD
---------------------------------------
Annualized Standard Dev.                          18.7%            17.9%
Annualized Active Risk                             5.4%
Beta with Russell 2000(R)                           1.0
Cash                                               1.5%

* STANDARD DEVIATION IS A STATISTICAL MEASURE OF THE RANGE OF PERFORMANCE. BETA IS A MEASURE OF A PORTFOLIO'S SENSITIVITY TO MARKET MOVEMENTS.

--------------------------------------------------------------------------------

REPORT CARD. It is our custom to grade ourselves on investment performance and client service over the past year. On our investment performance we give ourselves a B. We outperformed our benchmark by approximately +3% for the fiscal year and, in the context of the Fund's active risk (discussed in the preceding paragraph), risk-adjusted performance was right in line with long-term objectives. On client service we remain at a grade of B. There is always room for improvement in this area, particularly in your day-to-day contact with shareholder services. Although shareholder inquiries and transactions are outsourced to PFPC, Inc., we encourage you to let us know if we can assist in this area or if you have any feedback on your experience. We are committed to answering your questions promptly and addressing problems quickly.

PROGRESS AT BOGLE INVESTMENT MANAGEMENT. There have been no additions to our team of twelve employees, with five dedicated to portfolio management and research, and seven focused on client service, portfolio accounting and compliance. At the end of August 2006, net assets in the Fund were around $337 million. The Fund remains closed to new investors.

Information about the Fund, including historical NAVs, sector allocation, fundamental characteristics, and top ten holdings, can be viewed on our website, WWW.BOGLEFUNDS.COM. The NAVs are updated daily while the other Fund information is updated quarterly. Fund information is also available on Morningstar.com and other internet-based financial data providers.

As always, thank you for your ongoing support. Please let us know if there is any way we can improve your investment experience with us.


Respectfully,


Bogle Investment Management, L.P.

Management Office: 781-283-5000

Shareholder Services Toll Free: 1-877-BOGLEIM (264-5346)


The Russell 2000(R) Index is an index of stocks 1001 through 3000 in the Russell 3000(R) Index as ranked by total market capitalization. A direct investment in the index is not possible. Investing in small companies can involve more volatility, less liquidity, and less publicly available information than investing in large companies.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from March 1, 2006 through August 31, 2006, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                         INSTITUTIONAL CLASS
                          ------------------------------------------------------------------------------
                          BEGINNING ACCOUNT VALUE        ENDING ACCOUNT VALUE       EXPENSES PAID DURING
                              MARCH 1, 2006                 AUGUST 31, 2006               PERIOD*
                          -----------------------        --------------------       --------------------
Actual                           $1,000.00                    $  941.90                    $6.12
Hypothetical
  (5% return before
  expenses)                       1,000.00                     1,018.82                     6.38

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                        FUND EXPENSE EXAMPLES (CONCLUDED)
                                   (UNAUDITED)


                                                           INVESTOR CLASS
                          ------------------------------------------------------------------------------
                          BEGINNING ACCOUNT VALUE        ENDING ACCOUNT VALUE       EXPENSES PAID DURING
                              MARCH 1, 2006                 AUGUST 31, 2006               PERIOD*
                          -----------------------        --------------------       --------------------

Actual                           $1,000.00                    $  941.30                    $6.61
Hypothetical
  (5% return before
  expenses)                       1,000.00                     1,018.31                     6.89

----------------------
*Expenses are equal to the Fund's annualized expense ratio of 1.25% for the Institutional Class and 1.35% for the Investor Class, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (184) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund's ending account values on the first line in each table are based on the actual total return for each class of (5.81)% for the Institutional Class and (5.87)% for the Investor Class.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                 AUGUST 31, 2006


                                                             % OF NET
          SECURITY TYPE & SECTOR CLASSIFICATION                ASSETS         VALUE
-----------------------------------------------------------------------------------------

COMMON STOCKS:
      Technology                                                24.7%     $ 83,407,632
      Consumer Growth                                           16.6        56,132,595
      Consumer Cyclical                                         16.5        55,735,796
      Financial                                                 15.5        52,315,367
      Industrial                                                15.3        51,780,902
      Energy                                                     5.9        19,782,024
      Basic Industry                                             2.9         9,661,753
      Utility                                                    1.2         4,013,670
SHORT-TERM INVESTMENTS                                           1.3         4,266,642
OTHER ASSETS IN EXCESS OF LIABILITIES                            0.1           294,833
                                                               ------     ------------
      NET ASSETS                                               100.0%     $337,391,214
                                                               ======     ============

-------------
      Portfolio holdings are subject to change at any time.




    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2006


                                                      NUMBER
                                                     OF SHARES      VALUE
                                                     ---------  ------------
COMMON STOCKS--98.6%
BASIC INDUSTRY--2.9%
   H.B. Fuller Co. ...............................     95,600   $  1,838,388
   OM Group, Inc.* ...............................     77,600      3,104,000
   Spartech Corp. ................................     99,000      2,230,470
   Steel Technologies, Inc. ......................     51,500      1,145,360
   UAP Holding Corp. .............................     64,500      1,343,535
                                                                ------------
                                                                   9,661,753
                                                                ------------
CONSUMER CYCLICAL--16.5%
   Ameristar Casinos, Inc. .......................     53,700      1,118,571
   Barnes & Noble, Inc. ..........................     28,700      1,043,532
   Charlotte Russe Holding, Inc.* ................     70,100      1,871,670
   Chipotle Mexican Grill, Inc., Class A .........     31,000      1,529,540
   CKE Restaurants, Inc. .........................    107,700      1,672,581
   CSK Auto Corp.* ...............................    127,400      1,461,278
   Dover Downs Gaming & Entertainment, Inc. ......    148,650      1,951,775
   Group 1 Automotive, Inc. ......................     44,500      2,015,850
   Guess?, Inc. ..................................     17,100        697,680
   Gymboree Corp., (The)* ........................     88,800      2,979,240
   Interstate Hotels & Resorts, Inc.* ............    227,700      2,365,803
   Jack in the Box, Inc.* ........................     72,100      3,459,358
   Lions Gate Entertainment Corp.* ...............    220,300      2,028,963
   Longs Drug Stores Corp. .......................     24,100      1,094,863
   Maidenform Brands, Inc. .......................     33,700        599,523
   Mothers Work, Inc.* ...........................     69,800      2,667,058
   Movado Group, Inc. ............................     91,400      2,055,586
   Pantry, Inc., (The)* ..........................     34,300      1,607,298
   PAREXEL International Corp.* ..................     73,200      2,422,920
   Phillips-Van Heusen Corp. .....................     51,600      1,993,824
   Radio One, Inc., Class D* .....................    274,400      1,684,816
   Reinsurance Group of America, Inc. ............     60,500      3,126,640
   Ryder System, Inc. ............................     38,900      1,922,438
   Skechers U.S.A., Inc., Class A* ...............     96,100      2,175,704
   Stein Mart, Inc. ..............................     22,500        267,525


                                                      NUMBER
                                                     OF SHARES      VALUE
                                                     ---------  ------------
CONSUMER CYCLICAL--(CONTINUED)
   Steven Madden Ltd.* ...........................     94,950   $  3,498,907
   Wet Seal, Inc., (The), Class A* ...............    377,100      2,153,241
   Williams Scotsman International, Inc.* ........    102,800      2,157,772
   WMS Industries, Inc.* .........................     78,800      2,111,840
                                                                ------------
                                                                  55,735,796
                                                                ------------
CONSUMER GROWTH--16.6%
   Air Methods Corp.* ............................     21,300        496,290
   AMERIGROUP Corp.* .............................     75,700      2,387,578
   AngioDynamics, Inc.* ..........................     28,800        521,856
   Aspreva Pharmaceuticals Corp.* ................     98,100      2,447,595
   Axcan Pharma, Inc.* ...........................    177,800      2,482,088
   Blyth, Inc. ...................................     18,700        401,676
   Candela Corp.* ................................    101,500      1,058,645
   Connetics Corp.* ..............................    161,800      1,753,912
   Cutera, Inc.* .................................     85,000      1,973,700
   Dade Behring Holdings, Inc. ...................     79,000      3,198,710
   Datascope Corp. ...............................      8,300        273,319
   Endo Pharmaceuticals Holdings, Inc.* ..........     42,400      1,400,472
   Haemonetics Corp.* ............................     32,000      1,490,560
   Herbalife Ltd.* ...............................     30,800      1,006,236
   Hi-Tech Pharmacal Co., Inc.* ..................     32,400        554,364
   HMS Holdings Corp. ............................     81,400      1,182,742
   ICT Group, Inc.* ..............................     95,000      2,750,250
   Illumina, Inc.* ...............................     66,000      2,222,880
   Immucor, Inc.* ................................     34,000        706,180
   Imperial Sugar Co. ............................     49,500      1,522,620
   John Wiley & Sons, Inc. .......................     56,300      1,942,350
   Kendle International, Inc.* ...................     24,800        655,216
   KOS Pharmaceuticals, Inc.* ....................     26,400      1,290,960
   MedCath Corp.* ................................     95,400      2,690,280
   Medifast, Inc.* ...............................    124,700      1,481,436
   Molecular Devices Corp.* ......................     14,000        336,140
   Molina Healthcare, Inc.* ......................     55,500      2,055,720
   NBTY, Inc.* ...................................     95,800      3,052,188
   Orthofix International, N.V.* .................     20,900        821,161
   Pain Therapeutics, Inc.* ......................     66,400        537,840
   PerkinElmer, Inc. .............................     73,400      1,352,762

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 2006


                                                      NUMBER
                                                     OF SHARES      VALUE
                                                     ---------  ------------
CONSUMER GROWTH--(CONTINUED)
   Scholastic Corp.* .............................     71,700   $  2,155,302
   Steiner Leisure Ltd.* .........................     41,870      1,611,158
   Valeant Pharmaceuticals International .........     77,500      1,523,650
   Wimm-Bill-Dann Foods OJSC - ADR* ..............     52,500      2,429,175
   Zoll Medical Corp.* ...........................     62,400      2,365,584
                                                                ------------
                                                                  56,132,595
                                                                ------------
ENERGY--5.9%
   Advanced Energy Industries, Inc.* .............    145,600      2,092,272
   Alon USA Energy, Inc. .........................     48,400      1,697,388
   Core Laboratories N.V.* .......................     45,800      3,360,346
   Frontier Oil Corp. ............................     38,000      1,242,600
   Giant Industries, Inc.* .......................     27,600      2,254,920
   Harvest Natural Resources, Inc.* ..............    143,500      1,835,365
   NATCO Group, Inc., Class A* ...................     59,800      2,184,494
   Tesoro Corp. ..................................     39,300      2,539,173
   Trico Marine Services, Inc.* ..................     71,800      2,575,466
                                                                ------------
                                                                  19,782,024
                                                                ------------
FINANCIAL--15.5%
   Arch Capital Group Ltd.* ......................     49,100      2,926,360
   Argonaut Group,Inc ............................     55,900      1,718,925
   Banco Itau Holding Financeira S.A. - ADR ......    107,000      3,257,080
   BankUnited Financial Corp., Class A ...........     48,400      1,247,268
   Calamos Asset Management, Inc., Class A .......     96,200      2,522,364
   Cash America International, Inc. ..............     49,200      1,814,004
   Commerce Group, Inc., (The) ...................     91,700      2,731,743
   Dollar Financial Corp.* .......................     58,100      1,109,129
   Endurance Specialty Holdings, Ltd. ............     69,200      2,233,084
   EZCORP, Inc., Class A* ........................     91,132      3,578,754
   First American Corp. ..........................     42,300      1,718,226
   Flag Financial Corp. ..........................     18,600        464,256


                                                      NUMBER
                                                     OF SHARES      VALUE
                                                     ---------  ------------
FINANCIAL--(CONTINUED)
   IntercontinentalExchange, Inc.* ...............     46,400   $  2,935,264
   Investment Technology Group, Inc.* ............     46,200      2,134,902
   LandAmerica Financial Group, Inc. .............     33,900      2,143,836
   Max Re Capital Ltd. ...........................     40,100        930,721
   Meadowbrook Insurance Group, Inc.* ............    226,800      2,345,112
   Ocwen Financial Corp. .........................    127,300      1,877,675
   Odyssey Re Holdings Corp. .....................     55,200      1,678,080
   optionsXpress Holding, Inc. ...................     30,200        788,824
   Platinum Underwriters Holdings Ltd. ...........     73,000      2,168,100
   Preferred Bank ................................     19,100      1,070,555
   Safety Insurance Group, Inc. ..................     50,800      2,612,136
   Seabright Insurance Holdings* .................    115,200      1,458,432
   Selective Insurance Group, Inc. ...............     31,900      1,659,438
   StanCorp Financial Group, Inc. ................     19,700        917,429
   Zenith National Insurance Corp. ...............     60,150      2,273,670
                                                                ------------
                                                                  52,315,367
                                                                ------------
INDUSTRIAL--15.3%
   AMERCO* .......................................     14,500      1,027,615
   ASE Test Ltd.* ................................    252,500      2,211,900
   Builders FirstSource, Inc.* ...................     92,000      1,398,400
   C&D Technologies, Inc. ........................    130,600      1,038,270
   Celadon Group, Inc.* ..........................    164,525      3,048,648
   Columbus McKinnon Corp.* ......................    100,400      1,856,396
   CommScope, Inc.* ..............................     54,100      1,580,261
   Consolidated Graphics, Inc.* ..................     48,300      3,003,294
   EGL, Inc.* ....................................     57,900      1,770,003
   EnPro Industries, Inc.* .......................     32,300      1,015,512
   Fuel Systems Solutions Inc.* ..................     52,750        726,895
   Fuel-Tech N.V.* ...............................     61,100        981,877
   Greif, Inc., Class A ..........................      7,300        517,205
   H&E Equipment Services, Inc.* .................     69,400      1,809,258

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 2006


                                                      NUMBER
                                                     OF SHARES      VALUE
                                                     ---------  ------------
INDUSTRIAL--(CONTINUED)
   Hub Group, Inc., Class A* .....................     79,100   $  1,843,030
   Interface, Inc., Class A* .....................     90,300      1,147,713
   Kforce, Inc.* .................................     83,900      1,032,809
   Laidlaw International, Inc. ...................     79,800      2,154,600
   MPS Group, Inc.* ..............................    155,600      2,187,736
   On Assignment, Inc.* ..........................    204,500      1,948,885
   Pacer International, Inc. .....................     80,700      2,221,671
   PHH Corp.* ....................................    120,400      3,023,244
   Saia, Inc.* ...................................     70,900      2,180,175
   Snap-On, Inc. .................................     53,200      2,324,840
   Spherion Corp.* ...............................    232,200      1,734,534
   Stamps.com, Inc.* .............................     50,500        961,520
   Sterling Construction Co., Inc.* ..............     60,600      1,196,850
   Tennant Co. ...................................     17,800        481,668
   Thomas & Betts Corp.* .........................     51,200      2,312,192
   U.S. Concrete, Inc.* ..........................     42,900        262,977
   VistaPrint Limited* ...........................     30,800        755,524
   Volt Information Sciences, Inc.* ..............     47,500      2,025,400
                                                                ------------
                                                                  51,780,902
                                                                ------------
TECHNOLOGY--24.7%
   24/7 Real Media, Inc.* ........................    235,700      2,140,156
   Advent Software, Inc.* ........................     58,200      1,906,050
   Altiris, Inc.* ................................    127,800      2,888,280
   Amkor Technology, Inc.* .......................    171,800        974,106
   ANADIGICS, Inc.* ..............................    414,700      3,093,662
   Anaren, Inc.* .................................     32,900        742,224
   Ansoft Corp.* .................................     99,400      2,389,576
   Arris Group, Inc.* ............................    152,300      1,745,358
   Aspen Technology, Inc.* .......................    234,500      2,617,020
   Asyst Technologies, Inc.* .....................    298,300      2,234,267
   Avici Systems, Inc.* ..........................     37,100        321,657
   Brightpoint, Inc.* ............................     66,020      1,098,573
   Conexant Systems, Inc.* .......................    527,900      1,087,474
   Covad Communications Group, Inc.* .............    431,200        655,424
   Cray, Inc. ....................................     44,500        567,375
   CryptoLogic, Inc. .............................    103,600      2,713,284
   Datalink Corp. ................................    148,500      1,241,460
   ECI Telecom Ltd.* .............................    248,800      1,778,920


                                                      NUMBER
                                                     OF SHARES      VALUE
                                                     ---------  ------------
TECHNOLOGY--(CONTINUED)
   ECtel Ltd.* ...................................      4,913   $     20,683
   Gigamedia Ltd.* ...............................     91,700        861,063
   Hyperion Solutions Corp.* .....................     77,850      2,578,392
   i2 Technologies, Inc. .........................     46,500        757,950
   InfoSpace, Inc.* ..............................     22,400        497,952
   Interactive Intelligence, Inc.* ...............    149,700      1,735,023
   Lawson Software, Inc.* ........................    117,800        784,548
   McDATA Corp., Class A* ........................    189,200        811,668
   Mindspeed Technologies, Inc.* .................    523,100        999,121
   Nam Tai Electronics, Inc. .....................     61,000        914,390
   NU Horizons Electronics Corp.* ................    149,600      2,094,400
   Omnicell, Inc.* ...............................     49,600        888,832
   ON Semiconductor Corp.* .......................    362,700      2,179,827
   Orbotech Ltd.* ................................     79,200      1,901,592
   Orckit Communications Ltd.* ...................    103,300        944,162
   Plexus Corp.* .................................     16,500        327,030
   RADVision Ltd.* ...............................    107,200      1,779,520
   Radyne Corp.* .................................     82,700      1,010,594
   RF Micro Devices, Inc.* .......................     40,600        268,772
   Sirenza Microdevices, Inc.* ...................    159,500      1,478,565
   SonicWALL, Inc.* ..............................    189,300      1,942,218
   SPSS, Inc.* ...................................     75,700      1,920,509
   Stratex Networks, Inc.* .......................    223,100        814,315
   SYNNEX Corp.* .................................     90,500      2,011,815
   Tekelec* ......................................    140,300      1,865,990
   TheStreet.com, Inc. ...........................    276,100      2,970,836
   TradeStation Group, Inc.* .....................    152,300      2,231,195
   Travelzoo, Inc.* ..............................     74,400      2,211,168
   TriQuint Semiconductor, Inc.* .................    226,100      1,114,673
   TriZetto Group, Inc., (The)* ..................    122,400      1,679,328
   United Online, Inc. ...........................     94,400      1,082,768
   VA Software Corp.* ............................    484,100      1,810,534
   Vignette Corp.* ...............................    155,200      2,146,416
   Xyratex Ltd.* .................................    120,700      2,294,507
   Zoran Corp.* ..................................    122,900      2,190,078
   Zygo Corp.* ...................................    157,200      2,092,332
                                                                ------------
                                                                  83,407,632
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                AUGUST 31, 2006


                                                      NUMBER
                                                     OF SHARES      VALUE
                                                     ---------  ------------
UTILITY--1.2%
   Compania Anonima Nacional
      Telefonos de Venezuela - ADR ...............    115,800   $  2,270,838
   Ct Communications, Inc. .......................     52,900      1,218,816
   Ormat Technologies, Inc. ......................     14,400        524,016
                                                                ------------
                                                                   4,013,670
                                                                ------------
     TOTAL COMMON STOCKS
       (Cost $304,155,196) .......................               332,829,739
                                                                ------------
SHORT TERM INVESTMENTS--1.3%
   Columbia Prime Reserves Fund 5.25% 09/01/06 ...  4,266,642      4,266,642
                                                                ------------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $4,266,642) ....................................      4,266,642
                                                                ------------
TOTAL INVESTMENTS--99.9%
   (Cost $308,421,838) ......................................    337,096,381
                                                                ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% .....................................        294,833
                                                                ------------
NET ASSETS--100.0% ..........................................   $337,391,214
                                                                ============
-----------
* Non-income producing.
ADR -- American Depository Receipt.




    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2006


ASSETS
   Investments, at value (cost -- $ 308,421,838) .............     $337,096,381
   Receivable for investments sold ...........................        8,711,535
   Receivable for capital shares sold ........................          223,113
   Dividends and interest receivable .........................          530,340
   Prepaid expenses and other assets .........................           28,485
                                                                   ------------
     Total assets ............................................      346,589,854
                                                                   ------------
LIABILITIES
   Payable for investments purchased .........................        8,331,855
   Payable for capital shares redeemed .......................          457,211
   Payable to the Adviser ....................................          276,262
   Accrued expenses and other liabilities ....................          133,312
                                                                   ------------
     Total liabilities .......................................        9,198,640
                                                                   ------------
NET ASSETS
   Capital stock, $0.001 par value ...........................           12,196
   Paid-in capital ...........................................      239,457,804
   Accumulated net realized gain from investments ............       69,246,671
   Net unrealized appreciation on investments ................       28,674,543
                                                                   ------------
     Net Assets ..............................................     $337,391,214
                                                                   ============
INSTITUTIONAL CLASS
   Net assets ................................................     $189,919,890
                                                                   ------------
   Shares outstanding ........................................        6,845,250
                                                                   ------------
   Net asset value, offering and redemption price per share ..     $      27.74
                                                                   ============
INVESTOR CLASS
   Net assets ................................................     $147,471,324
                                                                   ------------
   Shares outstanding ........................................        5,350,411
                                                                   ------------
   Net asset value, offering and redemption price per share ..     $      27.56
                                                                   ============


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                             STATEMENT OF OPERATIONS


                                                                     FOR THE
                                                                   YEAR ENDED
                                                                 AUGUST 31, 2006
                                                                 ---------------
INVESTMENT INCOME
   Dividends (Net of foreign withholding taxes of $25,158) ...    $  2,407,472
                                                                  ------------
   Total investment income ...................................       2,407,472
                                                                  ------------
EXPENSES
   Advisory fees .............................................       3,454,118
   Administrative service fees ...............................         518,118
   Administration and accounting fees ........................         482,269
   Shareholder servicing fees ................................         149,901
   Transfer agent fees .......................................         135,061
   Custodian fees ............................................         103,624
   Professional fees .........................................          85,565
   Directors' and officers' fees .............................          56,777
   Printing and shareholder reporting fees ...................          52,035
   Registration and filing fees ..............................          31,430
   Other expenses ............................................          24,993
                                                                  ------------
     Total expenses before waivers ...........................       5,093,891
     Less: waivers ...........................................        (626,343)
                                                                  ------------
     Net expenses ............................................       4,467,548
                                                                  ------------
   Net investment loss .......................................      (2,060,076)
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
   Net realized gain from investments ........................      71,973,578
   Net change in unrealized depreciation on investments ......     (31,952,428)
                                                                  ------------
   Net realized and unrealized gain from investments .........      40,021,150
                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........    $ 37,961,074
                                                                  ============


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   FOR THE            FOR THE
                                                                                 YEAR ENDED         YEAR ENDED
                                                                               AUGUST 31, 2006    AUGUST 31, 2005
                                                                               ---------------    ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment loss .....................................................     $ (2,060,076)     $ (2,402,617)
   Net realized gain from investments ......................................       71,973,578        45,421,086
   Net change in unrealized appreciation/(depreciation) on
     investments ...........................................................      (31,952,428)       30,964,248
                                                                                 ------------      ------------
   Net increase in net assets resulting from operations ....................       37,961,074        73,982,717
                                                                                 ------------      ------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized capital gains--Institutional shares ........................      (24,436,958)      (17,084,780)
   Net realized capital gains--Investor shares .............................      (18,402,660)      (12,346,358)
                                                                                 ------------      ------------
     Total distributions to shareholders ...................................      (42,839,618)      (29,431,138)
                                                                                 ------------      ------------

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS(1) ...........................................       30,856,922       (32,811,507)
                                                                                 ------------      ------------
   Total increase in net assets ............................................       25,978,378        11,740,072
                                                                                 ------------      ------------

NET ASSETS
   Beginning of year .......................................................      311,412,836       299,672,764
                                                                                 ------------      ------------
   End of year .............................................................     $337,391,214      $311,412,836
                                                                                 ============      ============

----------------
(1) See Note 4 in the Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                   INSTITUTIONAL CLASS
                                                            -----------------------------------------------------------------
                                                             FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                                              ENDED         ENDED         ENDED         ENDED         ENDED
                                                             8/31/06       8/31/05       8/31/04       8/31/03       8/31/02
                                                            ---------     ---------     ---------     ---------     ---------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..................      $ 28.78       $ 24.99       $ 22.71       $ 17.83       $ 19.52
                                                             -------       -------       -------       -------       -------
Net investment loss ...................................        (0.16)*       (0.22)        (0.16)*       (0.11)*       (0.02)
Net realized and unrealized gain/(loss)
   from investments ...................................         3.08          6.49          2.44          4.99         (1.67)
                                                             -------       -------       -------       -------       -------
Net increase/(decrease) in net assets
   resulting from operations ..........................         2.92          6.27          2.28          4.88         (1.69)
                                                             -------       -------       -------       -------       -------
Distributions to shareholders from:
Net realized capital gains ............................        (3.96)        (2.48)           --            --            --
                                                             -------       -------       -------       -------       -------
Net asset value, end of period ........................      $ 27.74       $ 28.78       $ 24.99       $ 22.71       $ 17.83
                                                             =======       =======       =======       =======       =======

Total investment return(1) ............................        12.46%        27.34%        10.04%        27.37%        (8.66)%
                                                             =======       =======       =======       =======       =======

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .............     $189,920      $177,359      $175,642      $132,845       $80,639
Ratio of expenses to average net assets
   with waivers and reimbursements ....................         1.25%         1.25%         1.25%         1.25%         1.25%
Ratio of expenses to average net assets
   without waivers and reimbursements .................         1.43%         1.46%         1.44%         1.50%         1.50%
Ratio of net investment loss to average
   net assets .........................................        (0.55)%       (0.73)%       (0.61)%       (0.60)%       (0.11)%
Portfolio turnover rate ...............................       126.64%       129.18%       129.18%       122.39%       140.27%

--------------
*   Calculated based on average shares outstanding for the period.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                      INVESTOR CLASS
                                                            -----------------------------------------------------------------
                                                             FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                                              ENDED         ENDED         ENDED         ENDED         ENDED
                                                             8/31/06       8/31/05       8/31/04       8/31/03       8/31/02
                                                            ---------     ---------     ---------     ---------     ---------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..................      $ 28.65       $ 24.91       $ 22.65       $ 17.80       $ 19.49
                                                             -------       -------       -------       -------       -------
Net investment loss ...................................        (0.18)*       (0.23)        (0.18)*       (0.12)*       (0.03)
Net realized and unrealized gain/(loss)
   from investments ...................................         3.05          6.45          2.44          4.97         (1.66)
                                                             -------       -------       -------       -------       -------
Net increase/(decrease) in net assets
   resulting from operations ..........................         2.87          6.22          2.26          4.85         (1.69)
                                                             -------       -------       -------       -------       -------
Distributions to shareholders from:
Net realized capital gains ............................        (3.96)        (2.48)           --            --            --
                                                             -------       -------       -------       -------       -------
Net asset value, end of period ........................      $ 27.56       $ 28.65       $ 24.91       $ 22.65       $ 17.80
                                                             =======       =======       =======       =======       =======

Total investment return(1) ............................        12.33%        27.22%         9.98%        27.25%        (8.67)%
                                                             =======       =======       =======       =======       =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .............     $147,471      $134,054      $124,031      $112,508       $88,920
Ratio of expenses to average net assets
   with waivers and reimbursements ....................         1.35%         1.35%         1.35%         1.35%         1.27%
Ratio of expenses to average net assets
   without waivers and reimbursements .................         1.53%         1.56%         1.54%         1.60%         1.60%
Ratio of net investment loss to average
   net assets .........................................        (0.65)%       (0.83)%       (0.70)%       (0.69)%       (0.20)%
Portfolio turnover rate ...............................       126.64%       129.18%       129.18%       122.39%       140.27%

--------------
*   Calculated based on average shares outstanding for the period.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the "Fund"), which commenced investment operations on October 1, 1999. As of the date hereof, the Fund offers two classes of shares, Institutional Class and Investor Class.

     RBB has authorized capital of thirty billion shares of common stock of which 26.573 billion are currently classified into one hundred and four classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families."

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask prices prior to the market close are used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued at the mean between the bid and ask prices. Investments in mutual funds are valued at the funds closing NAV. With the approval of the Company's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in providing valuations to value the Fund's securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Fund's Valuation Committee following procedures adopted by the Board of Directors.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Fund may purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker-dealers that Bogle Investment Management, L.P. (the "Adviser" or "Bogle") considers creditworthy. The seller, under a repurchase agreement, will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next day of business, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities. For the year ended August 31, 2006, the Fund did not enter into any repurchase agreements.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Fund's net investment income (other than class specific shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     For its advisory services, the Adviser is entitled to receive 1.00% of the Fund's average daily net assets, computed daily and payable monthly.

     The Adviser has contractually agreed to limit the Fund's total operating expenses for the current fiscal year to the extent that such expenses exceed 1.25% of the average daily net assets of the Fund's Institutional Class and 1.35% of the average daily net assets of the Fund's Investor Class. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. The contractual fee waiver does not provide for recoupment of fees that were waived or expenses that were reimbursed. For the year ended August 31, 2006, investment advisory fees and waivers of the Fund were as follows:

                  GROSS                                  NET
              ADVISORY FEES         WAIVERS         ADVISORY FEES
              --------------       ---------        -------------
                $3,454,118         $(134,131)         $3,319,987

     The Fund will not pay the Adviser at a later time for any amounts waived or any amounts assumed.

     In addition to serving as the Fund's investment adviser, Bogle Investment Management, L.P. provides certain shareholder services to the Investor Class of the Fund. As compensation for such services, the Adviser receives a monthly fee equal to an annual rate of 0.10% of the average daily net assets of the Fund's Investor Class.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Fund. For providing administrative and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.115% of the Fund's average daily net assets, subject to a minimum of $6,250 per month. The Fund also pays a monthly multiple class fee of $1,875 per class. In addition, PFPC serves as the Fund,s transfer and dividend disbursing agent.

     PFPC voluntarily agreed to waive a portion of its administration and accounting services fees for the Fund. For the year ended August 31, 2006, administration and accounting services fees and waivers of the Fund were as follows:

       GROSS ADMINISTRATION                         NET ADMINISTRATION
          AND ACCOUNTING                              AND ACCOUNTING
           SERVICES FEES            WAIVERS            SERVICES FEES
      ----------------------       ---------       --------------------
            $482,269               $(43,177)             $439,092

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


     Included in the administration and accounting services fees and expenses, shown on the previous page, are fees for providing regulatory administration services to RBB. For providing these services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio in proportion to its net assets of the RBB Funds.

     In addition, PFPC serves as the Fund's transfer and dividend disbursing agent. For providing transfer agent services, PFPC is entitled to receive a monthly fee subject to a minimum monthly fee of $6,000 plus out of pocket expenses.For the year ended August 31, 2006, PFPC transfer agency fees were $135,061.

     PFPC Trust Company provides certain custodial services to the Fund. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. As compensation for such custodial services, PFPC Trust Company is entitled to receive a monthly fee equal to an annual rate of 0.03% of the Fund's average daily net assets subject to a minimum monthly fee of $1,500.

     PFPC Distributors, Inc., ("PFPC Distributors") a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to the Fund. As compensation for such administrative services, PFPC Distributors receives a monthly fee equal to an annual rate of 0.15% of the Fund's average daily net assets. PFPC Distributors voluntarily agreed to waive a portion of its administrative services fees for the Fund. For the year ended August 31, 2006, administrative services fees and waivers of the Fund were as follows:

       GROSS ADMINISTRATION                         NET ADMINISTRATION
           SERVICES FEES            WAIVERS            SERVICES FEES
      ----------------------       ---------       --------------------
             $518,118             $(449,035)             $69,083

     The Fund will not pay PFPC or PFPC's affiliates at a later time for any amounts waived or any amounts assumed.

     As of August 31, 2006, the Fund owed PFPC and its affiliates $64,580 for their services.

3.   INVESTMENT IN SECURITIES

     For the year ended August 31, 2006, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                              INVESTMENT SECURITIES
                         ------------------------------
                           PURCHASES           SALES
                         ------------      ------------
                         $432,569,088      $448,318,699

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4.   CAPITAL SHARE TRANSACTIONS

     As of August 31, 2006, the Fund has 100,000,000 shares of $0.001 par value common stock authorized for the Institutional Class and 100,000,000 shares of $0.001 par value common stock authorized for the Investor Class.

     Transactions in capital shares were as follows:

                                                                        INSTITUTIONAL CLASS
                                                 -----------------------------------------------------------------
                                                            FOR THE                             FOR THE
                                                          YEAR ENDED                          YEAR ENDED
                                                        AUGUST 31, 2006                     AUGUST 31, 2005
                                                 -----------------------------       -----------------------------
                                                   SHARES             VALUE            SHARES             VALUE
                                                 ----------       ------------       ----------       ------------
Sales ......................................        942,943       $ 27,031,546          771,801       $ 20,183,245
Reinvestments ..............................        990,224         23,507,922          700,636         16,457,954
Redemptions ................................     (1,249,516)       (35,240,729)      (2,338,064)       (60,402,341)
                                                 ----------       ------------       ----------       ------------
Net Increase/(Decrease) ....................        683,651       $ 15,298,739         (865,627)      $(23,761,142)
                                                 ==========       ============       ==========       ============

                                                                          INVESTOR CLASS
                                                 -----------------------------------------------------------------
                                                            FOR THE                             FOR THE
                                                          YEAR ENDED                          YEAR ENDED
                                                        AUGUST 31, 2006                     AUGUST 31, 2005
                                                 -----------------------------       -----------------------------
                                                   SHARES             VALUE            SHARES             VALUE
                                                 ----------       ------------       ----------       ------------
Sales ......................................        524,556       $ 14,633,758          289,103       $  7,421,197
Reinvestments ..............................        737,505         17,412,498          500,745         11,717,438
Redemptions ................................       (591,148)       (16,488,073)      (1,089,315)       (28,189,000)
                                                 ----------       ------------       ----------       ------------
Net Increase/(Decrease) ....................        670,913       $ 15,558,183         (299,467)      $ (9,050,365)
                                                 ==========       ============       ==========       ============

5.   FEDERAL INCOME TAX INFORMATION

     At  August  31,  2006,   federal  tax  cost,   aggregate  gross  unrealized
appreciation and depreciation of securities held by the Fund were as follows:

        FEDERAL TAX       UNREALIZED       UNREALIZED       NET UNREALIZED
           COST          APPRECIATION     DEPRECIATION       APPRECIATION
       -------------     ------------     -------------     --------------
       $308,970,314       $50,384,728     $(22,258,661)       $28,126,067

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


     The following permanent differences as of August 31, 2006, primarily attributable to net investment loss were reclassified to the following accounts:

                       DECREASE                    DECREASE
                      ACCUMULATED                 ACCUMULATED
                    NET INVESTMENT               NET REALIZED
                         LOSS                        GAIN
                    --------------               ------------
                      $2,060,076                 $(2,060,076)


     As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

                    UNDISTRIBUTED               UNDISTRIBUTED
                      ORDINARY                    LONG-TERM
                       INCOME                       GAINS
                    -------------               -------------
                     $22,923,470                 $46,871,677


     At August 31, 2006, the Fund had no capital loss carryforwards available to offset future capital gains.

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2006, the Fund incurred no post-October capital losses. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

     The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                             ORDINARY        LONG-TERM
                              INCOME           GAINS          TOTAL
                           ------------    ------------    -----------
            2006            $11,157,448     $31,682,170    $42,839,618
            2005            $ 2,306,138     $27,125,000    $29,431,138


6.   NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of The RBB Fund, Inc.

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bogle Investment Management Small Cap Growth Fund, a separately managed portfolio of The RBB Fund, Inc. (the "Fund") at August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 26, 2006

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                           SHAREHOLDER TAX INFORMATION
                                  (UNAUDITED)

     The Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's fiscal year end (August 31) as to the U.S. federal tax status of distributions received by each Fund's shareholders in respect of such fiscal year. During the fiscal year ended August 31, 2006, the following dividends and distributions per share were paid by the Fund:

                                        ORDINARY INCOME
                                 -----------------------------
                                     NET
                                  INVESTMENT       SHORT-TERM       LONG-TERM
                                    INCOME            GAINS           GAINS
                                 ------------     ------------     -----------
     Institutional Class             $--             $1.03            $2.93
     Investor Class                   --              1.03             2.93

     Because the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2006. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2007. There will be no 1099-DIV issued if there is no distribution required.

     Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their dividend. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

     In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

     Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

     The percentage of total ordinary income dividends qualifying for the 15% dividend income tax rate is 13% for the Bogle Investment Management Small Cap Growth Fund.

     The  percentage  of total  ordinary  income  dividends  qualifying  for the
corporate   dividends  received  deduction  is  15%  for  the  Bogle  Investment
Management Small Cap Growth Fund.

     These amounts were reported to shareholders as income in 2005.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                                OTHER INFORMATION
                                  (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(877) 264-5346 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     As required by the Investment Company Act, the Company's Board of Directors (the "Board"), including all of the Directors who are not "interested persons" of the Company, as that term is defined in the Investment Company Act (the "Independent Directors"), considered the renewal of the investment advisory agreement between Bogle and the Company (the "Advisory Agreement") on behalf of the Fund at a meeting of the Board held on May 25, 2006. At this meeting, the Board approved the Advisory Agreement for an additional one-year term. The Board's decision to approve the Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Advisory Agreement, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

     In considering the renewal of and approval of the Advisory Agreement, the Directors took into account all the materials provided prior to and during the meeting, the presentations made during the meeting, and the discussions during the meeting. The Directors discussed the materials from the Adviser mailed in advance of the meeting that addressed most, if not all, of the factors listed below. The Adviser also made a presentation during the meeting and responded to questions from the Directors. Among other things, the Directors considered (i) the nature, extent, and quality of the Adviser's services provided to the Fund;
(ii) descriptions of the experience and qualifications of the Adviser's personnel providing those services; (iii) the Adviser's investment philosophies and processes; (iv) the Adviser's assets under management and client descriptions; (v) the Adviser's soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the Adviser's current and proposed advisory fee arrangements with the Company and other similarly managed clients; (vii) the Adviser's compliance procedures; (viii) the Adviser's financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                          OTHER INFORMATION (CONTINUED)
                                  (UNAUDITED)

scale are relevant to the Fund; (x) a report prepared by Lipper, Inc. ("Lipper") comparing the Fund's advisory fees and total expense ratio to those of its Lipper peer group and comparing the performance of the Fund to the performance of its Lipper peer group; and (xi) a report comparing the performance of the Fund to the performance of its benchmark. No one factor was determinative in the Board's consideration of the Advisory Agreement.

     The Directors then met in executive session with counsel to discuss and consider information presented in connection with the continuation of the Advisory Agreement as well as the Directors' responsibilities and duties in approving the Advisory Agreement.

     The Directors considered that the Fund's advisory fees were higher in comparison to those of its Lipper peer group median and were the same in comparison to the fees the Adviser charges for managing assets for other clients utilizing its small cap strategies. The Board considered that the Fund is currently closed to new investors and reviewed the overall value added by the Adviser to the Fund's performance when assessing the Fund's advisory fee. In addition, the Directors discussed that the Fund's actual total expense ratio (including waivers) was higher than its Lipper peer group median. It was further considered by the Directors that the Adviser has agreed to waive its advisory fee and reimburse expenses to limit annual operating expenses of the Institutional class and Investor class of the Fund to 1.25% and 1.35%, respectively. The Directors noted that the Fund's performance for the one, two, three, four and five year periods ended March 31, 2006 exceeded the performance of the Lipper performance universe of small cap core funds. The Directors then concluded that the nature, extent and quality of services provided by the Adviser in advising the Fund was satisfactory; the profits earned by the Adviser seemed reasonable; and the benefits derived by the Adviser from managing the Fund, including its use of soft dollars and the process it uses to select brokers, seemed reasonable. The Directors discussed and considered any economies of scale realized by the Fund as a result of a growth in the assets of the Fund.

     Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the advisory fee structure was reasonable and determined that the Adviser's Advisory Agreement be continued for another one-year period ending August 16, 2007.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                                 FUND MANAGEMENT
                                  (UNAUDITED)

     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The statement of additional information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (888) 520-3277.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                              TERM OF OFFICE                                       PORTFOLIOS IN           OTHER
   NAME, ADDRESS,        POSITION(S) HELD      AND LENGTH OF        PRINCIPAL OCCUPATION(S)         FUND COMPLEX       DIRECTORSHIPS
 AND DATE OF BIRTH          WITH FUND          TIME SERVED 1         DURING PAST 5 YEARS            OVERSEEN BY           HELD BY
                                                                                                      DIRECTOR            DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                      DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Julian A. Brodsky            Director        1988 to present      Since 1969, Director and Vice          17               Director,
Comcast Corporation                                               Chairman, Comcast Corporation                           Comcast
1500 Market Street,                                               (cable television and                                 Corporation
35th Floor                                                        communications); Director,
Philadelphia, PA 19102                                            NDS Group PLC (provider of
DOB: 7/16/33                                                      systems and applications for
                                                                  digital pay TV).
------------------------------------------------------------------------------------------------------------------------------------
Nicholas A. Giordano         Director        Since 2006           Consultant, financial services         17               Kalmar
103 Bellevue Parkway                                              organizations from 1997 to                              Pooled
Wilmington, DE 19809                                              present.                                              Investment
DOB: 3/7/43                                                                                                              Trust; WT
                                                                                                                       Mutual Fund;
                                                                                                                       Independence
                                                                                                                        Blue Cross;
                                                                                                                         IntriCon
                                                                                                                       Corporation
                                                                                                                       (industrial
                                                                                                                        furnances
                                                                                                                        and ovens)
------------------------------------------------------------------------------------------------------------------------------------
Francis J. McKay             Director        1988 to present      Since 2000, Vice President, Fox        17                None
Fox Chase Cancer Center                                           Chase Cancer Center (biomedical
333 Cottman Avenue                                                research and medical care).
Philadelphia, PA 19111
DOB: 12/6/35
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale.
1 Subject to the Company's Retirement Policy, each Director, except Messrs.
  Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                           FUND MANAGEMENT (CONTINUED)
                                  (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                              TERM OF OFFICE                                       PORTFOLIOS IN         OTHER
   NAME, ADDRESS,        POSITION(S) HELD      AND LENGTH OF        PRINCIPAL OCCUPATION(S)         FUND COMPLEX     DIRECTORSHIPS
 AND DATE OF BIRTH          WITH FUND          TIME SERVED 1         DURING PAST 5 YEARS            OVERSEEN BY         HELD BY
                                                                                                      DIRECTOR*         DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                      DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Arnold M. Reichman           Director        1991 to present       Director, Gabelli Group               17               None
106 Pierrepont Street                                              Capital Partners, L.P.
Brooklyn, NY 11201                                                 (an investment partnership)
DOB: 5/21/48                                                       from 2000-2006.
------------------------------------------------------------------------------------------------------------------------------------
Mark A. Sargent              Director        Since 2006            Dean and Professor of Law,            17             Director,
Villanova University                                               Villanova University School                          WT Mutual
School of Law                                                      of Law since July 1997.                                Fund
299 North Spring Mill Road
Villanova, PA 19085
DOB: 4/28/51
------------------------------------------------------------------------------------------------------------------------------------
Marvin E. Sternberg          Director        1991 to present       Since 1974, Chairman, Director        17              Director,
Moyco Technologies, Inc.                                           and President, Moyco                                   Moyco
200 Commerce Drive                                                 Technologies, Inc.                                  Technologies,
Montgomeryville, PA                                                (manufacturer of precision                              Inc.
18936                                                              coated and industrial
DOB: 3/24/34                                                       abrasives). Since 1999,
                                                                   Director, Pennsylvania
                                                                   Business Bank.
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Straniere          Director        Since 2006            Member, New York State                17              Director,
300 East 57th Street                                               Assembly (1981- 2004);                                Reich and
New York, NY 10022                                                 Founding Partner, Straniere                          Tang Group;
DOB: 3/28/41                                                       Law Firm (1980 to date);                              Director,
                                                                   Partner, Gotham Strategies                            The Sparx
                                                                   (consulting firm) (2005 to                             Japan
                                                                   date); Partner, The Gotham                              Fund
                                                                   Global Group (consulting firm)
                                                                   (2005 to date); President,
                                                                   The New York City Hot Dog
                                                                   Company (2005 to date);
                                                                   Director, Weiss, Peck & Greer
                                                                   Fund Group (1992-2005); and
                                                                   Kantor, Davidoff (law firm)
                                                                   (2006 to date).
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale.
1 Subject to the Company's Retirement Policy, each Director, except Messrs.
  Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                           FUND MANAGEMENT (CONTINUED)
                                  (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                              TERM OF OFFICE                                       PORTFOLIOS IN         OTHER
   NAME, ADDRESS,        POSITION(S) HELD      AND LENGTH OF        PRINCIPAL OCCUPATION(S)         FUND COMPLEX     DIRECTORSHIPS
 AND DATE OF BIRTH          WITH FUND          TIME SERVED 1         DURING PAST 5 YEARS            OVERSEEN BY         HELD BY
                                                                                                      DIRECTOR*         DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                      INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
Robert Sablowsky             Director        1991 to present       Since July 2002, Senior Vice          17              Director,
Oppenheimer & Company,                                             President and prior thereto,                         Kensington
Inc.                                                               Executive Vice President of                            Funds
200 Park Avenue                                                    Oppenheimer & Co., Inc.,
New York, NY 10166                                                 formerly Fahnestock & Co.,
DOB: 4/16/38                                                       Inc. (a registered broker-
                                                                   dealer). Since November 2004,
                                                                   Director of Kensington Funds.
------------------------------------------------------------------------------------------------------------------------------------
J. Richard Carnall           Director        2002 to present       Director of PFPC Inc. from            17              Director,
103 Bellevue Parkway                                               January 1987 to April 2002,                         Cornerstone
Wilmington, DE 19809                                               Chairman and Chief Executive                            Bank
DOB: 9/25/38                                                       Officer of PFPC Inc. until
                                                                   April 2002, Executive Vice
                                                                   President of PNC Bank,
                                                                   National Association from
                                                                   October 1981 to April 2002,
                                                                   Director of PFPC
                                                                   International Ltd.
                                                                   (financial services) from
                                                                   August 1993 to April 2002,
                                                                   Director of PFPC
                                                                   International (Cayman) Ltd.
                                                                   (financial services) from
                                                                   September 1996 to April
                                                                   2002; Governor of the
                                                                   Investment Company Institute
                                                                   (investment company industry
                                                                   trade organization) from
                                                                   July 1996 to January 2002;
                                                                   Director of Haydon Bolts,
                                                                   Inc. (bolt manufacturer) and
                                                                   Parkway Real Estate Company
                                                                   (subsidiary of Haydon Bolts,
                                                                   Inc.) since 1984; and
                                                                   Director of Cornerstone Bank
                                                                   since March 2004.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale.
1 Subject to the Company's Retirement Policy, each Director, except Messrs.
  Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.
2 Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr. Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation, the investment adviser to the Company's Senbanc Fund, Hilliard Lyons Research Advisors, a division of J.J.B. Hilliard, W.L. Lyons, Inc. and the Company's principal underwriter, PFPC Distributors, Inc., are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                           FUND MANAGEMENT (CONCLUDED)
                                  (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                              TERM OF OFFICE                                       PORTFOLIOS IN         OTHER
   NAME, ADDRESS,        POSITION(S) HELD      AND LENGTH OF        PRINCIPAL OCCUPATION(S)         FUND COMPLEX     DIRECTORSHIPS
 AND DATE OF BIRTH          WITH FUND           TIME SERVED          DURING PAST 5 YEARS            OVERSEEN BY         HELD BY
                                                                                                      DIRECTOR          DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Roach              President       1991 to present       Certified Public Accountant;          N/A              N/A
103 Bellevue Parkway            and                and             Vice Chairman of the Board,
Wilmington, DE 19809         Treasurer       1988 to present       Fox Chase Cancer Center;
DOB: 6/29/24                                                       Trustee Emeritus, Pennsylvania
                                                                   School for the Deaf; Trustee
                                                                   Emeritus, Immaculata
                                                                   University; Managing General
                                                                   Partner, President since 2002,
                                                                   Treasurer since 1981 and Chief
                                                                   Compliance Officer since
                                                                   September 2004 of Chestnut
                                                                   Street Exchange Fund.
------------------------------------------------------------------------------------------------------------------------------------
Tina M. Payne                Secretary       2004 to present       Since 2003, Vice President and        N/A              N/A
301 Bellevue Parkway                                               Associate Counsel, PFPC Inc.
2nd Floor                                                          (financial services company);
Wilmington, DE 19809                                               Associate, Stradley, Ronon,
DOB: 5/19/74                                                       Stevens & Young, LLC (law firm)
                                                                   from 2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
Salvatore Faia, Esquire,       Chief         2004 to present       President, Vigilant Compliance        N/A              N/A
CPA                          Compliance                            Services since 2004; Senior
Vigilant Compliance           Officer                              Legal Counsel, PFPC Inc. from
Services                                                           2002 to 2004; Chief Legal
186 Dundee Drive, Suite 700                                        Counsel, Corviant Corporation
Williamstown, NJ 08094                                             (Investment Adviser, Broker-
DOB: 12/25/62                                                      Dealer and Service Provider to
                                                                   Investment Advisers and
                                                                   Separate Account Providers)
                                                                   from 2001 to 2002.
------------------------------------------------------------------------------------------------------------------------------------

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER
Bogle Investment Management, L.P.
2310 Washington Street
Suite 310
Newton Lower Falls, MA 02462

ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

--------------------------------------------------------------------------------


          [GRAPHIC OMITTED]                              HILLIARD LYONS









                                 SENBANC FUND
          -----------------------------
                        SENBANC
          -----------------------------

                              OF THE RBB FUND, INC.




                                  ANNUAL REPORT
                                 AUGUST 31, 2006



          This report is intended for the information of shareholders of Senbanc Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund.

--------------------------------------------------------------------------------

AUGUST 31, 2006


TO: SHAREHOLDERS OF SENBANC FUND

The average holding period for stocks in Senbanc Fund's (the "Fund") portfolio has been 22 months, and undervalued stocks owned by the Fund typically have had strong and improving financial fundamentals for the 24 quarters prior to purchases; which has historically been a leading indicator for the direction of subsequent results. What makes a stock undervalued is the disparity between current value and current price. The Fund's portfolio, primarily, has consisted of bank stocks that tend to reflect strong performance and poor perception of that performance. On occasion there has been a coincident factor present:
Negative perception of the banking industry as a whole.

In the last sixty years, there has never been a period when short-term interest rates have been raised for seventeen consecutive months. The value of the Fund's portfolio of banks has benefited from widening margins as a result of competent management, and from higher levels of loan activity of all types during a period of significant and sustained economic growth. These performance characteristics and their rates of improvement have been most marked in the earnings reports of large regional and money-center banks, which now represent approximately 42% of the Fund's portfolio of bank stocks. These large capitalization banks within the Fund's top ten holdings represent 35% of our stock portfolio.

Large banks have brand name characteristics that make them more susceptible to changing patterns of perception. In early 2004, the prices of these bank stocks began to fall faster than the prices of bank stocks in general in response to the perceived negative effect of rising interest rates, even as average reported earnings for these banks began to accelerate on a year to year and on a consecutive quarter basis. In consequence, we were able to purchase these large capitalization banks at lower prices month by month between May of 2004 and June of 2005. The weighting of the Fund's portfolio has illustrated an enormous disparity between the size of the banks representing our highest percentage of ownership, and the portfolio as a whole, and the significant differences in basic valuation characteristics between the Fund and its comparative indices.

The Fund is holding significant positions in dominant banks whose financial strength and performance history are known characteristics. There has been an unusual hiatus in the recognition process, and this has enabled us to build this portfolio, with this profile, at this time. We have had a unique opportunity presented to us, and we have grasped it firmly. We intend to capitalize on the change of perception of these banks on behalf of our shareholders.

                                         Yours very truly,

                                         /s/ Alan F. Morel

                                         Alan F. Morel
                                         Portfolio Manager
                                         Senbanc Fund

                                  SENBANC FUND
      GROWTH OF $10,000 VS. THE NASDAQ BANK INDEX AND THE S&P 500(R) INDEX

             [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

--------------------------------------------------------------------------------

--------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS (AS OF 08/31/06)
  (Unaudited)            1 Year   5 Years   Since Inception*
                         ------   -------   ----------------
  Senbanc Fund (N.A.V.)   4.52%    12.65%        12.30%
  Senbanc Fund (Load)     2.19%    12.14%        11.95%
  Nasdaq Bank Index**     7.50%    11.89%        10.70%
  S&P 500(R) Index**      8.88%    (4.65)%       (0.63)%
--------------------------------------------------------------


                  SENBANC FUND     SENBANC FUND      NASDAQ BANK      S&P 500(R)
                     (N.A.V.)         (LOAN)            INDEX           INDEX
                  ------------     ------------      -----------      ----------
  7/8/1999            10,000           10,000           10,000          10,000
 7/31/1999             9,930            9,707            9,695           9,524
 8/31/1999             9,750            9,531            9,303           9,476
 9/30/1999             9,480            9,267            9,040           9,216
10/31/1999             9,880            9,658            9,693           9,800
11/30/1999             9,730            9,511            9,520           9,999
12/31/1999             9,208            9,000            9,150          10,588
 1/31/2000             9,147            8,941            8,599          10,056
 2/29/2000             8,854            8,656            7,864           9,866
 3/31/2000             8,976            8,774            8,339          10,831
 4/30/2000             8,915            8,715            8,147          10,505
 5/31/2000             9,197            8,991            8,511          10,290
 6/30/2000             8,780            8,583            8,213          10,544
 7/31/2000             9,045            8,842            8,549          10,379
 8/31/2000             9,728            9,509            9,212          11,024
 9/30/2000             9,993            9,768            9,822          10,442
10/31/2000            10,023            9,798            9,693          10,398
11/30/2000            10,156            9,927            9,759           9,579
12/31/2000            10,723           10,482           10,773           9,625
 1/31/2001            11,353           11,098           10,878           9,967
 2/28/2001            11,260           11,007           10,668           9,058
 3/31/2001            11,229           10,976           10,522           8,484
 4/30/2001            11,538           11,279           10,791           9,143
 5/31/2001            12,251           11,975           11,278           9,204
 6/30/2001            12,436           12,157           11,836           8,981
 7/31/2001            12,664           12,379           12,230           8,892
 8/31/2001            12,632           12,349           11,796           8,336
 9/30/2001            12,168           11,895           11,628           7,662
10/31/2001            12,013           11,743           11,213           7,808
11/30/2001            12,302           12,026           11,693           8,407
12/31/2001            12,938           12,647           12,125           8,481
 1/31/2002            13,129           12,834           12,416           8,357
 2/28/2002            13,466           13,163           12,648           8,196
 3/31/2002            14,353           14,030           13,357           8,504
 4/30/2002            15,027           14,689           13,885           7,989
 5/31/2002            15,150           14,810           13,806           7,930
 6/30/2002            15,128           14,788           13,811           7,365
 7/31/2002            14,330           14,008           13,256           6,791
 8/31/2002            14,813           14,480           13,629           6,836
 9/30/2002            14,229           13,910           12,699           6,093
10/31/2002            14,499           14,173           12,954           6,629
11/30/2002            14,926           14,590           13,010           7,020
12/31/2002            15,499           15,151           12,967           6,607
 1/31/2003            15,782           15,427           12,917           6,434
 2/28/2003            16,124           15,762           12,932           6,337
 3/31/2003            16,101           15,739           12,739           6,399
 4/30/2003            17,103           16,719           13,501           6,926
 5/31/2003            17,516           17,122           14,458           7,291
 6/30/2003            17,528           17,134           14,460           7,384
 7/31/2003            18,354           17,941           15,038           7,514
 8/31/2003            18,471           18,056           15,330           7,661
 9/30/2003            18,578           18,160           15,336           7,580
10/31/2003            19,450           19,013           16,496           8,009
11/30/2003            19,969           19,520           16,987           8,079
12/31/2003            20,555           20,093           17,252           8,502
 1/31/2004            20,743           20,276           17,469           8,659
 2/29/2004            21,492           21,009           17,752           8,779
 3/31/2004            21,554           21,070           17,651           8,646
 4/30/2004            20,393           19,934           16,753           8,511
 5/31/2004            20,855           20,386           17,195           8,627
 6/30/2004            20,655           20,191           17,521           8,795
 7/31/2004            20,580           20,118           17,184           8,504
 8/31/2004            20,955           20,484           17,717           8,538
 9/30/2004            21,342           20,862           18,018           8,630
10/31/2004            21,929           21,436           18,609           8,762
11/30/2004            22,391           21,888           19,574           9,117
12/31/2004            22,994           22,477           19,610           9,427
 1/31/2005            22,401           21,897           18,794           9,197
 2/28/2005            22,104           21,607           18,522           9,390
 3/31/2005            21,511           21,028           18,190           9,224
 4/30/2005            21,039           20,566           17,623           9,049
 5/31/2005            21,417           20,935           18,242           9,336
 6/30/2005            21,740           21,252           18,772           9,349
 7/31/2005            22,428           21,924           19,677           9,697
 8/31/2005            21,929           21,436           19,240           9,609
 9/30/2005            21,309           20,830           18,775           9,687
10/31/2005            21,471           20,988           19,158           9,525
11/30/2005            22,212           21,713           19,625           9,885
12/31/2005            22,048           21,552           19,231           9,888
 1/31/2005            22,560           22,053           19,665          10,150
 2/28/2006            22,933           22,418           19,878          10,178
 3/31/2006            23,016           22,499           20,365          10,304
 4/30/2006            23,542           23,013           20,460          10,443
 5/31/2006            22,712           22,201           20,156          10,142
 6/30/2006            22,463           21,958           20,212          10,156
 7/31/2006            22,947           22,431           20,481          10,219
 8/31/2006            22,919           22,404           20,684          10,462

     THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-800-444-1854 OR VISIT OUR WEB SITE AT WWW.HILLIARD.COM. THE SENBANC FUND (LOAD AND N.A.V.) RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. THE SENBANC FUND (LOAD) RETURN REFLECTS THE MAXIMUM SALES CHARGE OF 2.25%. AN EXPENSE LIMITATION WAS IN PLACE FOR THE FUND FROM JULY 8, 1999 (INCEPTION) THROUGH FEBRUARY 28, 2003. PERFORMANCE WOULD HAVE BEEN LOWER ABSENT THE EXPENSE LIMITATION.

     THE PERFORMANCE IN THE ABOVE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

* The Fund commenced operations on July 8, 1999 as a series (the "Predecessor Fund") of Hilliard Lyons Research Trust. After the close of business on August 31, 2005, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. (the "Reorganization"). The performance shown for periods prior to September 1, 2005 represents the performance of the Predecessor Fund.

** The Nasdaq Bank Index is an unmanaged index of unlisted banks. The S&P 500(R) Index is an unmanaged stock market index. The index returns assume reinvestment of all dividends but, unlike the Fund, do not include any expenses associated with operating a mutual fund.

*** As a result of the Reorganization, the Fund changed its fiscal year end from June 30 to August 31. The Fund may have invested in stocks that experienced significant gains; there is no guarantee that these gains will continue. As a non-diversified fund, a greater percentage of the Fund's portfolio may be invested in one company's securities than the portfolio of a diversified fund. As a result, the Fund may experience greater volatility in investment performance.

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                AUGUST 31, 2006
                                  (UNAUDITED)

                                                                  % of
         Industry Classification                               Net Assets
         -----------------------                              ------------
         Savings, Credit & Other Financial Institutions .....      92.0%
         State & National Banks .............................       3.7
         U.S. Government Agency Obligations .................       4.7
                                                                 ------
                                                                  100.4
         Liabilities in Excess of Other Assets ..............      (0.4)
                                                                 ------
         Net Assets .........................................     100.0%
                                                                 ======

         Portfolio holdings are subject to change at any time.

                                  SENBANC FUND
                             FUND EXPENSE EXAMPLES
                                  (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period from March 1, 2006 to August 31, 2006, and held for the entire period.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning    Ending    Expenses
                                                Account     Account     Paid
                                                 Value       Value     During
                                                3/1/06      8/31/06    Period*
                                              -----------  ---------  ----------
   Actual ...................................    $1,000    $  999.40    $7.41
   Hypothetical (5% return before expenses) .    $1,000    $1,017.70    $7.50

--------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.47% multiplied by the average account value over the period, multiplied by the number of days
  (184) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund's ending account value is based on the actual six-month total return of (0.06)%.

                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2006

COMMON STOCK -- 95.7%
--------------------------------------------------------------------------------
                                                                      MARKET
SHARES        DESCRIPTION                                             VALUE
------        -----------                                             ------
              SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 92.0%
              -------------------------------------------------------

      9,500   Associated Banc-Corp ..............................  $    299,630
     20,100   Auburn National Bancorporation, Inc. ..............       484,611
    176,400   Bank of America Corp. .............................     9,079,308
     39,200   BB&T Corp. ........................................     1,677,760
    147,000   C&F Financial Corp. ...............................     5,691,840
     23,200   Camden National Corp. .............................     1,009,200
     22,700   Citigroup, Inc. ...................................     1,120,245
     12,300   Citizens Banking Corp. ............................       309,960
     37,000   City Holding Co. ..................................     1,457,060
     35,700   Comerica, Inc. ....................................     2,043,825
    115,600   Community Bank System, Inc. .......................     2,528,172
     32,500   Corus Bankshares, Inc. ............................       708,825
     29,982   Dearborn Bancorp, Inc.* ...........................       714,921
     16,300   Desert Community Bank* ............................       299,920
     37,600   FNB Corp. .........................................     1,330,288
    514,100   Fremont General Corp. .............................     7,341,348
    342,400   Greater Bay Bancorp ...............................     9,748,128
    294,000   JPMorgan Chase & Co. ..............................    13,424,040
    360,400   KeyCorp ...........................................    13,259,116
     13,000   Leesport Financial Corp. ..........................       286,000
     62,093   MainSource Financial Group, Inc. ..................     1,052,476
    260,400   National Bankshares, Inc. .........................     5,819,940
    286,300   National City Corp. ...............................     9,900,254
    302,944   Northrim BanCorp, Inc. ............................     8,285,516
    339,600   Oriental Financial Group, Inc.(a) .................     4,163,496
    442,200   PAB Bankshares, Inc. ..............................     9,065,100
    120,500   Pacific Premier Bancorp, Inc.* ....................     1,439,975
    117,840   Penns Woods Bancorp, Inc. .........................     4,401,324
      9,900   Pinnacle Financial Partners, Inc.* ................       349,965
    221,800   Regions Financial Corp. ...........................     7,982,582
     35,700   Royal Bancshares of Pennsylvania, Inc., Class A ...       927,129
    554,602   Sun Bancorp, Inc. (NJ)* ...........................     9,944,014
    327,000   U.S. Bancorp ......................................    10,486,890
     11,700   Umpqua Holdings Corp. .............................       320,229
    102,900   UnionBanCal Corp. .................................     6,163,710


                       See Notes to Financial Statements.

                                  SENBANC FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 2006

COMMON STOCK (CONTINUED)
                                                                      MARKET
SHARES        DESCRIPTION                                             VALUE
------        -----------                                             ------

    121,395   United Security Bancshares, Inc. ..................  $  3,374,174
     69,600   Vail Banks, Inc. ..................................     1,178,328
    238,942   Wachovia Corp. ....................................    13,053,401
                                                                   ------------
                                                                    170,722,700
                                                                   ------------
              STATE & NATIONAL BANKS -- 3.7%
              ------------------------------
    256,552   Capital Crossing Bank* ............................     6,878,159
                                                                   ------------
                 TOTAL COMMON STOCK (COST $157,217,694) .........   177,600,859
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 4.7%

PRINCIPAL     DESCRIPTION                                             VALUE
---------     -----------                                             ------

$ 8,811,000   Federal Home Loan Bank Discount Note
              4.98%, 09/01/06(b) ................................     8,811,000
                                                                   ------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
              (COST $8,811,000) .................................     8,811,000
                                                                   ------------
              TOTAL INVESTMENTS -- 100.4%
              (COST $166,028,694) ...............................   186,411,859
                                                                   ------------
              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%) ...      (819,173)
                                                                   ------------
              NET ASSETS -- 100% ................................  $185,592,686
                                                                   ============
------------------------
The percentage shown for each investment category is the value of that category as a percentage of the total net assets of the Fund.

* Non-income producing security.
(a)Incorporated in Puerto Rico.
(b)Rate shown is the effective yield at purchase.



                       See Notes to Financial Statements.

                                  SENBANC FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2006

ASSETS:
Investments in securities, at value
  (Cost $166,028,694) ..........................................   $186,411,859
Cash ...........................................................          1,211
Receivable for:
  Dividends ....................................................        413,986
  Investments sold .............................................        608,301
  Capital shares sold ..........................................         70,405
Prepaid expenses ...............................................         24,848
                                                                   ------------
      Total Assets .............................................    187,530,610
                                                                   -------------
LIABILITIES:
Payables for:
  Capital shares redeemed ......................................      1,581,706
  Advisory fees ................................................         96,350
  Distribution fees ............................................        148,201
  Professional fees ............................................         34,208
  Administration and accounting fees ...........................         20,710
  Directors' and officers' fees ................................         12,599
  Transfer agent fees ..........................................          7,188
  Custodian fees ...............................................          1,979
Accrued expenses and other liabilities .........................         34,983
                                                                   ------------
      Total Liabilities ........................................      1,937,924
                                                                   ------------
NET ASSETS .....................................................   $185,592,686
                                                                   ============
NET ASSETS CONSISTED OF:
Paid-in capital ................................................   $158,070,322
Undistributed net investment income ............................      3,190,506
Accumulated net realized gain on investments ...................      3,948,693
Net unrealized appreciation of investments .....................     20,383,165
                                                                   ------------
NET ASSETS .....................................................   $185,592,686
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
  ($185,592,686/11,200,444 outstanding shares of
  beneficial interest, $0.001 par value, unlimited
  shares authorized) ...........................................   $      16.57
                                                                   ============
Maximum offering price per share (100/97.75 of $16.57)             $      16.95
                                                                   ============



                       See Notes to Financial Statements.

                                  SENBANC FUND
                            STATEMENT OF OPERATIONS



                                                                    FOR THE
                                                                  FISCAL YEAR
                                                                     ENDED
                                                                AUGUST 31, 2006
                                                               -----------------
INVESTMENT INCOME:
   Dividends (Net of foreign withholding taxes of $18,460) .....   $5,699,675
   Interest income .............................................      373,213
                                                                   ----------
      Total income .............................................    6,072,888
                                                                   ----------
EXPENSES:
   Advisory fees ...............................................    1,251,690
   Distribution fees ...........................................      995,242
   Printing and shareholder reporting fees .....................       66,922
   Administration and accounting fees ..........................      237,518
   Directors' and officers' fees ...............................       31,253
   Transfer agent fees .........................................      178,470
   Custodian fees ..............................................       32,679
   Professional fees ...........................................       47,277
   Registration and filing fees ................................       27,291
   Other expenses ..............................................       14,040
                                                                   ----------
      Total expenses ...........................................    2,882,382
                                                                   ----------
NET INVESTMENT INCOME ..........................................    3,190,506
                                                                   ----------
REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
   Net realized gain on investments ............................    4,304,498
   Net change in unrealized appreciation on investments ........    1,529,299
                                                                   ----------
   Net realized and unrealized gain from investments ...........    5,833,797
                                                                   ----------
   Net increase in net assets resulting from operations ........   $9,024,303
                                                                   ==========



                       See Notes to Financial Statements.

                                  SENBANC FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FOR THE         FOR THE PERIOD       FOR THE
                                                               FISCAL YEAR        JULY 1, 2005      FISCAL YEAR
                                                                  ENDED             THROUGH            ENDED
                                                             AUGUST 31, 2006    AUGUST 31, 2005    JUNE 30, 2005
                                                            -----------------  -----------------  ---------------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income ..................................    $  3,190,506       $    370,513      $  2,120,854
   Net realized gain/(loss) from investments ..............       4,304,498           (355,805)        8,592,490
   Net change in unrealized appreciation on investments ...       1,529,299          2,011,812           423,934
                                                               ------------       ------------      ------------
   Net increase in net assets resulting from operations ...       9,024,303          2,026,520        11,137,278
                                                               ------------       ------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ..................................      (1,518,443)                --        (1,300,911)
   Net realized capital gain ..............................      (4,067,335)                --       (16,865,719)
                                                               ------------       ------------      ------------
   Total distributions ....................................      (5,585,778)                --       (18,166,630)
                                                               ------------       ------------      ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from shares sold ..............................      10,542,359          3,394,488        43,944,613
   Reinvestment of distributions ..........................       5,203,018                 --        17,257,109
   Shares redeemed ........................................     (63,841,566)        (6,821,705)      (40,015,125)
                                                               ------------       ------------      ------------
      Net increase/(decrease) in net assets derived
        from capital share transactions ...................     (48,096,189)        (3,427,217)       21,186,597
                                                               ------------       ------------      ------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS ...................     (44,657,664)        (1,400,697)       14,157,245
                                                               ------------       ------------      ------------
NET ASSETS:
   Beginning of period ....................................     230,250,350        231,651,047       217,493,802
                                                               ------------       ------------      ------------
   End of period  .........................................    $185,592,686       $230,250,350      $231,651,047
                                                               ============       ============      ============
   Undistributed net investment income, end of period .....      $3,190,506       $  1,518,443      $  1,147,930
                                                               ============       ============      ============


                       See Notes to Financial Statements.

                                  SENBANC FUND
                              FINANCIAL HIGHLIGHTS

                                                            FOR THE
                                              FOR THE       PERIOD
                                            FISCAL YEAR   JULY 1, 2005                   FOR THE FISCAL YEARS ENDED
                                               ENDED        THROUGH      ---------------------------------------------------------
                                             AUGUST 31,    AUGUST 31,      JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                               2006          2005*          2005           2004            2003           2002
                                            -----------   ------------   ------------   ------------   ------------   ------------
PER SHARE OPERATING PEFORMANCE
Net asset value:
  Beginning of period .....................  $  16.27       $  16.13       $  16.54       $  14.86       $  13.47        $ 12.05
                                             --------       --------       --------       --------       --------        -------
Net investment income/(loss) ..............      0.29           0.03           0.15           0.04          (0.01)          0.03+
Net realized and unrealized
  gain on investments .....................      0.44           0.11           0.78           2.59           2.05           2.38
                                             --------       --------       --------       --------       --------        -------
Total from investment operations ..........      0.73           0.14           0.93           2.63           2.04           2.41
                                             --------       --------       --------       --------       --------        -------
Less distributions from:
Net investment income .....................     (0.12)            --          (0.10)         (0.02)         (0.01)         (0.11)
Net realized gain on investments ..........     (0.31)            --          (1.24)         (0.93)         (0.64)         (0.88)
                                             --------       --------       --------       --------       --------        -------
Total distributions .......................     (0.43)            --          (1.34)         (0.95)         (0.65)         (0.99)
                                             --------       --------       --------       --------       --------        -------
Net asset value:
End of period .............................  $  16.57       $  16.27       $  16.13       $  16.54       $  14.86        $ 13.47
                                             ========       ========       ========       ========       ========        =======
Total investment return
  (excludes sales charge) .................      4.52%          0.87%**        5.25%         17.84%         15.87%         21.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted) .........................  $185,593       $230,250       $231,651       $217,494       $104,837        $49,638
Ratio of operating expenses
  to average net assets,
  including waivers .......................      1.38%          1.43%***       1.40%          1.25%          1.64%          1.75%
Ratio of operating expenses
  to average net assets,
  excluding waivers .......................      1.38%          1.43%***       1.40%          1.25%          1.64%          2.01%
Ratio of net investment
  income/(loss) to average net
  assets, including waivers ...............      1.53%          0.93%***       0.91%          0.29%         (0.13)%         0.13%
Ratio of net investment
  income/(loss) to average net
  assets, excluding waivers ...............      1.53%          0.93%***       0.91%          0.29%         (0.13)%        (0.13)%
Portfolio turnover rate ...................      7.47%          0.94%**       19.90%         51.01%         60.14%         40.27%

* As a result of a reorganization that was effective August 31, 2005, the Fund changed its fiscal year end from June 30 to August 31.
**  Not annualized.
*** Annualized.
+   Calculated based on average shares outstanding.

                       See Notes to Financial Statements.

                                  SENBANC FUND
                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 2006


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Senbanc Fund (the "Fund"). As of the date hereof, the Fund offers one class of shares.

RBB has  authorized  capital of thirty  billion  shares of common stock of which
26.573 billion are currently classified into one hundred and four classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families."

The Fund commenced operations on July 8, 1999, as a separate portfolio (the "Predecessor Fund") of the Hilliard Lyons Research Trust. After the close of business on August 31, 2005, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund, a newly-created portfolio of the Company, that is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask prices prior to the market close are used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued at the mean between the bid and ask prices. With the approval of the Company's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in providing valuations to value the Fund's securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Fund's Valuation Committee following procedures adopted by the Board of Directors.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to

                                  SENBANC FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 2006


the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Hilliard Lyons Research Advisors (the "Adviser"), a division of J.J.B. Hilliard, W.L. Lyons, Inc., provides management and investment advisory services to the Fund pursuant to an investment advisory agreement with the Company. For its services, the Adviser is paid a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets. For the year ended August 31, 2006, investment advisory fees were $1,251,690. As of August 31, 2006, the Fund owed the Adviser $96,350.

PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., and an affiliate of the Adviser serves as administrator for the Fund. For providing administrative and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.095% of the Fund's first $250 million of average daily net assets; 0.080% of the next $250 million of average daily net assets; 0.060% of the next $250 million of average daily net assets; and 0.040% of the average daily net assets in excess of $750 million, subject to a minimum of $7,500 per month. For the year ended August 31, 2006, PFPC's administration and accounting fees were $237,518.

Included in the administration and accounting fees, shown above, are fees for providing regulatory administration services to RBB. For providing those services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each Fund in proportion to its net assets of the RBB funds.

                                  SENBANC FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 2006


In addition, PFPC serves as the Fund's transfer and dividend disbursing agent. For providing transfer agent services, PFPC is entitled to receive a monthly fee, subject to a minimum monthly fee of $3,000, plus out of pocket expenses. For the year ended August 31, 2006, PFPC's transfer agency fees were $178,470.

PFPC Trust Company provides certain custodial services to the Fund. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. and an affiliate of the Adviser. As compensation for such custodial services, PFPC Trust Company is entitled to receive a monthly fee equal to an annual rate of 0.015% of the first $100 million of the Fund's average gross assets; 0.01% of the next $400 million of average gross assets; and 0.008% of average gross assets over $500 million, subject to a minimum monthly fee of $1,500. For the year ended August 31, 2006, PFPC Trust Company fees were $32,679.

PFPC Distributors, Inc., ("PFPC Distributors") a wholly-owned subsidiary of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., and an affiliate of the Adviser, provides certain administrative services to the Fund. The Board of Directors has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act, to allow the Fund to reimburse PFPC Distributors for certain expenses incurred in connection with distribution activities. The Directors have authorized a payment of up to 0.60% of the Fund's average net assets annually to reimburse the Distributor for such expenses.

For the year ended August 31, 2006, the Distributor earned $27,144 in underwriting fees and $1,082,258 for commissions on sales of the Fund's shares.

As of August 31, 2006, the Fund owed PFPC and its affiliates $29,877.

3. INVESTMENT IN SECURITIES

For the year ended August 31, 2006, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                              Investment Securities
                           Purchases            Sales
                         -------------      -------------
                          $14,948,876        $63,224,115

                                  SENBANC FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 2006


4. CAPITAL SHARE TRANSACTIONS

As of August 31, 2006, the Fund has 100,000,000 shares of $0.001 par value common stock authorized. Transactions in capital shares were as follows:

                           For the Fiscal Year              For the Period Ended              For the Fiscal Year
                                 Ended                      July 1, 2005 through                     Ended
                            August 31, 2006                    August 31, 2005                   June 30, 2005
                       --------------------------         --------------------------       --------------------------
                         Shares          Value              Shares          Value            Shares          Value
                       ----------    ------------         ----------    ------------       ----------    ------------
Sales                     645,428    $ 10,542,359            206,278     $ 3,394,488        2,635,530    $ 43,944,613
Reinvestments             322,958       5,203,018                 --              --        1,021,736      17,257,109
Redemptions            (3,916,426)    (63,841,566)          (415,054)     (6,821,705)      (2,450,271)    (40,015,125)
                       ----------    ------------         ----------     -----------       ----------    ------------
Net Increase/
  (Decrease)           (2,948,040)   $(48,096,189)          (208,776)    $(3,427,217)       1,206,995    $ 21,186,597
                       ==========    ============         ==========     ===========       ==========    ============

5. FEDERAL INCOME TAX INFORMATION

At August 31, 2006, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

        Cost of investments for tax purposes .................  $166,416,732
                                                                ------------
        Gross tax unrealized appreciation ....................  $ 25,574,210
        Gross tax unrealized depreciation ....................    (5,579,083)
                                                                ------------
        Net tax unrealized appreciation on investments .......  $ 19,995,127
                                                                ============

As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:
        Undistributed ordinary income ........................    $3,190,506
        Undistributed long-term capital gain .................     4,336,731
                                                                  ----------
        Total distributable earnings .........................    $7,527,237
                                                                  ==========

At August 31, 2006, the Fund had no capital loss carryforwards available to offset future capital gains.

Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2006, the Fund incurred no post-October capital losses. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

                                  SENBANC FUND
                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                AUGUST 31, 2006


The tax character of dividends and distributions paid were as follows:

                                                            For the
                                       For the             Period of             For the
                                     Year Ended         July 1, 2005 to        Year Ended
                                   August 31, 2006      August 31, 2005      June 30, 2005
                                 -------------------  -------------------  -----------------
Distributions Paid from:
    Ordinary Income ............      $3,227,512              $ --             $ 6,746,016
    Long-term capital gain .....       2,358,266                --              11,420,614
                                      ----------              ----             -----------
    Total distributions ........      $5,585,778              $ --             $18,166,630
                                      ==========              ====             ===========

6. INDUSTRY CONCENTRATION RISK

Since the Fund's investments are concentrated in the banking industry, they are subject to risks in addition to those that apply to the general equity market. Events may occur that significantly affect the entire banking industry; therefore, the Fund's share value may at times increase or decrease at a faster rate than the share value of a mutual fund with investments in many industries.

7. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

                                  SENBANC FUND
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders of Senbanc Fund and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Senbanc Fund, a series of The RBB Fund, Inc. (the "Fund"), as of August 31, 2006, and the related statements of operations for the year then ended, changes in net assets for each of the three periods in the period then ended and the financial highlights for each of the six periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2006, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP


Philadelphia, Pennsylvania
October 17, 2006

                                  SENBANC FUND
                            SUPPLEMENTAL INFORMATION
                                  (UNAUDITED)
                                AUGUST 31, 2006

SHAREHOLDER TAX INFORMATION

The Fund is required by subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's fiscal year end, August 31, 2006, as to the U.S. federal tax status of distributions received by the Fund's shareholders in respect of such fiscal year. During the fiscal year ended August 31, 2006, the following dividends and distributions per share were paid by the Fund:

                       ORDINARY INCOME
                  --------------------------
                     Net
                  Investment      Short-Term       Long-Term
                    Income          Gains            Gains
                  ----------     -----------      -----------
                    $0.12           $0.13            $0.18

The percentage of total ordinary income dividends qualifying for the corporate dividend received deduction for the Fund is 100%.

The percentage of total ordinary income dividends qualifying for the 15% tax rate for the Fund is 100%.

These amounts were reported to shareholders as income in 2005. Because the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2006. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax return, will be made in conjunction with Form 1099-DIV and will be mailed in January 2007.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their dividend. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any. In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investments in the Fund.

                                  SENBANC FUND
                               OTHER INFORMATION
                                  (UNAUDITED)
                                AUGUST 31, 2006

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 800-444-1854, at www.hilliard.com and on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVALOFINVESTMENT ADVISORYAGREEMENT

HILLIARD LYONS RESEARCH ADVISORS

As required by the Investment Company Act, the Company's Board of Directors (the "Board"), including all of the Directors who are not "interested persons" of the Company, as that term is defined in the Investment Company Act (the "Independent Directors"), considered the renewal of the investment advisory agreement between the Adviser and the Company (the "Advisory Agreement") on behalf of the Fund at a meeting of the Board held on May 25, 2006. At this meeting, the Board approved the Advisory Agreement for an additional one-year term. The Board's decision to approve the Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Advisory Agreement, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of and approval of the Advisory Agreement, the Directors took into account all the materials provided prior to and during the meeting, the presentations made during the meeting, and the discussions during the meeting. The Directors discussed the materials from the Adviser mailed in advance of the meeting that addressed most, if not all, of the factors listed below. The Adviser also made a presentation during the meeting and responded to questions from the Directors. Among other things, the Directors considered (i) the nature, extent, and quality of the Adviser's services provided to the Fund;
(ii) descriptions of the experience and qualifications of the Adviser's personnel providing those services; (iii) the Adviser's investment philosophies and processes; (iv) the Adviser's assets under management and client descriptions; (v) the Adviser's soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the Adviser's current and proposed advisory fee arrangements with the Company and other similarly managed clients; (vii) the Adviser's compliance procedures; (viii) the Adviser's financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Lipper, Inc. ("Lipper") comparing the Fund's management fees and total expense ratio to those of its Lipper peer group and comparing the performance of the Fund to the performance of its Lipper peer group; and (xi) a report comparing the performance of the Fund to the performance of its benchmark. No one factor was determinative in the Board's consideration of the Advisory Agreement.

                                  SENBANC FUND
                         OTHER INFORMATION (CONTINUED)
                                  (UNAUDITED)
                                AUGUST 31, 2006

The Directors then met in executive session with counsel to discuss and consider information presented in connection with the continuation of the Advisory Agreement as well as the Directors' responsibilities and duties in approving the Advisory Agreement.

The Directors next considered that the contractual management fees and the actual management fees for the Fund ranked below the median of the Lipper peer group. The Directors noted that the Adviser does not manage any other product in a similar strategy as that of the Fund. The Directors examined the total expense ratio, including Rule 12b-1 fees and shareholder servicing fees, of the Fund, noting the Fund ranked below the median of its peers. The Directors then noted that the Adviser agreed to voluntarily waive its advisory fee and reimburse expenses of the Fund to limit the Fund's total annual operating expenses to 1.75%, further noting that the Fund has not had to waive its advisory fee or reimburse expenses in the past several years because total annual operating expenses have been below 1.75%.

Next, the Directors evaluated the performance of the Fund. The Fund's performance was below the median performance of its Lipper peer group and universe for the one, two and three year periods ended March 31, 2006, but exceeded the median of its Lipper peer group and universe for the four and five-year periods ended March 31, 2006. The Fund lagged its benchmark, the Nasdaq Bank Index, for the one and three-year periods but exceeded its benchmark for the five-year period ended March 31, 2006. The Directors considered and assessed the reasons for the lagging performance of the Fund relative to its peer group and benchmark.

The Directors then concluded that the nature, extent and quality of the services provided by the Adviser in advising the Fund was satisfactory; the profits earned by the Adviser seemed reasonable; and the benefits derived by the Adviser from managing the Fund seemed reasonable. The Directors discussed and considered any economies of scale realized by the Fund as a result of asset growth.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the advisory fee structure was reasonable and determined that the Adviser's Advisory Agreement be continued for another one-year period ending August 16, 2007.

                                  SENBANC FUND
                                 PRIVACY NOTICE
                                  (UNAUDITED)

The SENBANC FUND of The RBB Fund, Inc. (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:


     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o    Information about your transactions with the Fund.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (800) 444-1854.

                                FUND MANAGEMENT

     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The statement of additional information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (888) 520-3277.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                              TERM OF OFFICE                                       PORTFOLIOS IN           OTHER
   NAME, ADDRESS,        POSITION(S) HELD      AND LENGTH OF        PRINCIPAL OCCUPATION(S)         FUND COMPLEX       DIRECTORSHIPS
 AND DATE OF BIRTH          WITH FUND          TIME SERVED 1         DURING PAST 5 YEARS            OVERSEEN BY           HELD BY
                                                                                                      DIRECTOR*           DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                      DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Julian A. Brodsky            Director        1988 to present            Since 1969, Director and Vice    17               Director,
Comcast Corporation                                                     Chairman, Comcast Corporation                     Comcast
1500 Market Street,                                                     (cable television and                           Corporation
35th Floor                                                              communications); Director, NDS
Philadelphia, PA 19102                                                  Group PLC (provider of systems
DOB: 7/16/33                                                            and applications for digital
                                                                        pay TV).
------------------------------------------------------------------------------------------------------------------------------------
Nicholas A. Giordano         Director        Since 2006                 Consultant, financial services   17            Kalmar Pooled
103 Bellevue Parkway                                                    organizations from 1997 to                      Investment
Wilmington, DE 19809                                                    present.                                        Trust; WT
DOB: 3/7/43                                                                                                            Mutual Fund;
                                                                                                                       Independence
                                                                                                                       Blue Cross;
                                                                                                                        IntriCon
                                                                                                                       Corporation
                                                                                                                       (industrial
                                                                                                                        furnances
                                                                                                                        and ovens)
------------------------------------------------------------------------------------------------------------------------------------
Francis J. McKay             Director        1988 to present            Since 2000, Vice President,      17                None
Fox Chase Cancer Center                                                 Fox Chase Cancer Center
333 Cottman Avenue                                                      (biomedical research and
Philadelphia, PA 19111                                                  medical care).
DOB: 12/6/35
------------------------------------------------------------------------------------------------------------------------------------
Arnold M. Reichman           Director        1991 to present            Director, Gabelli Group          17                None
106 Pierrepont Street                                                   Capital Partners, L.P.
Brooklyn, NY 11201                                                      (an investment partnership)
DOB: 5/21/48                                                            from 2000-2006.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale.
1 Subject to the Company's Retirement Policy, each Director, except Messrs.
  Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                              TERM OF OFFICE                                       PORTFOLIOS IN           OTHER
   NAME, ADDRESS,        POSITION(S) HELD      AND LENGTH OF        PRINCIPAL OCCUPATION(S)         FUND COMPLEX       DIRECTORSHIPS
 AND DATE OF BIRTH          WITH FUND          TIME SERVED 1         DURING PAST 5 YEARS            OVERSEEN BY           HELD BY
                                                                                                      DIRECTOR*           DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                      DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Mark A. Sargent              Director        Since 2006                 Dean and Professor of Law,       17              Director,
Villanova University                                                    Villanova University School                     WT Mutual
School of Law                                                           of Law since July 1997.                            Fund
299 North Spring Mill
Road
Villanova, PA 19085
DOB: 4/28/51
------------------------------------------------------------------------------------------------------------------------------------
Marvin E. Sternberg          Director        1991 to present            Since 1974, Chairman,            17              Director,
Moyco Technologies,                                                     Director and President,                           Moyco
Inc.                                                                    Moyco Technologies, Inc.                       Technologies,
200 Commerce Drive                                                      (manufacturer of precision                         Inc.
Montgomeryville, PA                                                     coated and industrial
18936                                                                   abrasives). Since 1999,
DOB: 3/24/34                                                            Director, Pennsylvania
                                                                        Business Bank.
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Straniere          Director        Since 2006                 Member, New York State           17              Director,
300 East 57th Street                                                    Assembly (1981- 2004);                          Reich and
New York, NY 10022                                                      Founding Partner, Straniere                     Tang Group;
DOB: 3/28/41                                                            Law Firm (1980 to date);                         Director,
                                                                        Partner, Gotham Strategies                      The Sparx
                                                                        (consulting firm) (2005 to                      Japan Fund
                                                                        date); Partner, The Gotham
                                                                        Global Group (consulting
                                                                        firm) (2005 to date);
                                                                        President, The New York City
                                                                        Hot Dog Company (2005 to
                                                                        date); Director, Weiss, Peck
                                                                        & Greer Fund Group (1992-
                                                                        2005); and Kantor, Davidoff
                                                                        (law firm) (2006 to date).
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale.
1 Subject to the Company's Retirement Policy, each Director, except Messrs.
  Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                              TERM OF OFFICE                                       PORTFOLIOS IN           OTHER
   NAME, ADDRESS,        POSITION(S) HELD      AND LENGTH OF        PRINCIPAL OCCUPATION(S)         FUND COMPLEX       DIRECTORSHIPS
 AND DATE OF BIRTH          WITH FUND          TIME SERVED 1         DURING PAST 5 YEARS            OVERSEEN BY           HELD BY
                                                                                                      DIRECTOR*           DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                      INTERESTED DIRECTORS(2)
------------------------------------------------------------------------------------------------------------------------------------
Robert Sablowsky             Director        1991 to present            Since July 2002, Senior Vice     17              Director,
Oppenheimer &                                                           President and prior thereto,                    Kensington
Company, Inc.                                                           Executive Vice President of                        Funds
200 Park Avenue                                                         Oppenheimer & Co., Inc.,
New York, NY 10166                                                      formerly Fahnestock & Co.,
DOB: 4/16/38                                                            Inc. (a registered broker-
                                                                        dealer). Since November 2004,
                                                                        Director of Kensington Funds.
------------------------------------------------------------------------------------------------------------------------------------
J. Richard Carnall           Director        2002 to present            Director of PFPC Inc. from       17              Director,
103 Bellevue Parkway                                                    January 1987 to April 2002,                     Cornerstone
Wilmington, DE 19809                                                    Chairman and Chief Executive                       Bank
DOB: 9/25/38                                                            Officer of PFPC Inc. until
                                                                        April 2002, Executive Vice
                                                                        President of PNC Bank,
                                                                        National Association from
                                                                        October 1981 to April 2002,
                                                                        Director of PFPC International
                                                                        Ltd. (financial services) from
                                                                        August 1993 to April 2002,
                                                                        Director of PFPC International
                                                                        (Cayman) Ltd. (financial
                                                                        services) from September 1996
                                                                        to April 2002; Governor of the
                                                                        Investment Company Institute
                                                                        (investment company industry
                                                                        trade organization) from July
                                                                        1996 to January 2002; Director
                                                                        of Haydon Bolts, Inc. (bolt
                                                                        manufacturer) and Parkway Real
                                                                        Estate Company (subsidiary of
                                                                        Haydon Bolts, Inc.) since
                                                                        1984; and Director of
                                                                        Cornerstone Bank since March
                                                                        2004.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale.
1 Subject to the Company's Retirement Policy, each Director, except Messrs.
  Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of the year 2011 or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company's Retirement Policy, Messrs. Giordano, Sargent and Straniere will serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes unqualified.
2 Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr. Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation, the investment adviser to the Company's Senbanc Fund, Hilliard Lyons Research Advisors, a division of J.J.B. Hilliard, W.L. Lyons, Inc. and the Company's principal underwriter, PFPC Distributors, Inc., are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                          FUND MANAGEMENT (CONCLUDED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                              TERM OF OFFICE                                       PORTFOLIOS IN           OTHER
   NAME, ADDRESS,        POSITION(S) HELD      AND LENGTH OF        PRINCIPAL OCCUPATION(S)         FUND COMPLEX       DIRECTORSHIPS
 AND DATE OF BIRTH          WITH FUND           TIME SERVED          DURING PAST 5 YEARS            OVERSEEN BY           HELD BY
                                                                                                      DIRECTOR            DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                                OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Roach              President       1991 to present and        Certified Public Accountant;     N/A           N/A
103 Bellevue Parkway            and          1988 to present            Vice Chairman of the Board,
Wilmington, DE 19809         Treasurer                                  Fox Chase Cancer Center;
DOB: 6/29/24                                                            Trustee Emeritus, Pennsylvania
                                                                        School for the Deaf; Trustee
                                                                        Emeritus, Immaculata
                                                                        University; Managing General
                                                                        Partner, President since 2002,
                                                                        Treasurer since 1981 and Chief
                                                                        Compliance Officer since
                                                                        September 2004 of Chestnut
                                                                        Street Exchange Fund.
------------------------------------------------------------------------------------------------------------------------------------
Tina M. Payne                Secretary       2004 to present            Since 2003, Vice President and   N/A           N/A
301 Bellevue Parkway                                                    Associate Counsel, PFPC Inc.
2nd Floor                                                               (financial services company);
Wilmington, DE 19809                                                    Associate, Stradley, Ronon,
DOB: 5/19/74                                                            Stevens & Young, LLC (law firm)
                                                                        from 2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
Salvatore Faia, Esquire,        Chief        2004 to present            President, Vigilant Compliance   N/A           N/A
CPA                          Compliance                                 Services since 2004; Senior
Vigilant Compliance            Officer                                  Legal Counsel, PFPC Inc. from
Services                                                                2002 to 2004; Chief Legal
186 Dundee Drive,                                                       Counsel, Corviant Corporation
Suite 700                                                               (Investment Adviser, Broker-
Williamstown, NJ                                                        Dealer and Service Provider to
08094                                                                   Investment Advisers and
DOB: 12/25/62                                                           Separate Account Providers)
                                                                        from 2001 to 2002.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


          INVESTMENT ADVISER

Hilliard, Lyons Research Advisors
500 West Jefferson Street
Louisville, KY 40202

          ADMINISTRATOR

PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

          TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02866

          DISTRIBUTOR

PFPC Distributors, Inc. 760 Moore
Road King of  Prussia,  PA 19406

          CUSTODIAN

PFPC Trust Company
8800 Tinicum Boulevard
Suite 200
Philadelphia, PA 19153

          INDEPENDENT REGISTERED
          PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

          LEGAL COUNSEL

Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103






--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Julian A. Brodsky, Francis J. McKay, and Marvin E. Sternberg are the registrant's audit committee financial experts and each of them is "independent."


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $309,300 for 2005 and $353,700 for 2006.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
          (a) of this Item were $750 for 2005 and $1,100 for 2006. These fees were for out-of-pocket expenses related to the audit.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0 for 2005 and $0 for 2006.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2005 and $7,100 for 2006. These fees were for the semi-annual review of the financial statements for the period ended February 28, 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          Pre-Approval of Audit and Permitted Non-Audit Services
          ------------------------------------------------------

          1. PRE-APPROVAL REQUIREMENTS OF THE COMPANY. The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditor, including the fees associated with those services.

          2. PRE-APPROVAL REQUIREMENTS OF AFFILIATES. Additionally, the Committee shall pre-approve any engagement of the Auditor to provide non-audit services to an investment adviser of a Portfolio or to any affiliate of such investment adviser that provides ongoing services to the Company, if the engagement relates directly to the operations and financial reporting of the Company.

          3. DELEGATION. The Committee may delegate to the Chairman of the Committee, or if the Chairman is not available, one or more of its members, the authority to grant pre-approvals. The decisions of any member to whom authority is delegated shall be presented to the full Committee at its next scheduled meeting.

          4. PROHIBITED SERVICES. The Committee shall confirm with the Auditor that the Auditor is not performing contemporaneously with the Company's audit any prohibited non-audit services for the Company, any investment adviser of a Portfolio, or any affiliates of the Company or such investment advisers. The Auditor is responsible for informing the Committee of whether it believes that a particular service is permissible or prohibited pursuant to applicable regulations and standards.

  (e)(2)  The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                      (b) 100%

                      (c) N/A

                      (d) 100%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2005 and $0 for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Senior Officer Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  The RBB Fund, Inc.
            ----------------------------------------------------------------

By (Signature and Title)*     /s/ Edward J. Roach
                         ---------------------------------------------------
                              Edward J. Roach, President & Treasurer
                              (principal executive officer)

Date            October 30, 2006
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Edward J. Roach
                         ---------------------------------------------------
                              Edward J. Roach, President & Treasurer
                              (principal executive officer & principal
                              financial officer)


Date            October 30, 2006
    ------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.